UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	54,389,622	62,429,147
3.7%	Short-Term Investments	2,360,285	2,360,285

100.2%	Total Investments	56,749,907	64,789,432
(0.2%)	Other Assets and Liabilities, Net		(129,503)

100.0%	Net Assets		64,659,929

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 38.9%

Global Real Estate 2.1%
Schwab Global Real Estate Fund (a)	183,844	1,358,609

International 7.4%
Laudus International MarketMasters Fund, Select Shares (a)	128,935	2,861,070
Schwab International Core Equity Fund (a)	211,337	1,927,397

		4,788,467

Large-Cap 25.9%
Dodge & Cox Stock Fund	2,690	460,142
Laudus U.S. Large Cap Growth Fund *(a)	253,723	4,135,678
Schwab Core Equity Fund (a)	194,388	4,278,469
Schwab Dividend Equity Fund (a)	130,837	2,153,573
Schwab S&P 500 Index Fund (a)	123,200	3,842,616
TCW Relative Value Large Cap Fund, Class I	88,856	1,910,408

		16,780,886

Small-Cap 3.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	44,021	777,857
Schwab Small-Cap Equity Fund (a)	70,769	1,456,418

		2,234,275

		25,162,237

Fixed-Income Funds 54.6%

Inflation-Protected Bond 5.7%
Schwab Treasury Inflation Protected Securities Index Fund (a)	325,709	3,690,284

Intermediate-Term Bond 33.3%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	170,642	2,020,406
Schwab Intermediate-Term Bond Fund (a)	187,368	1,941,131
Schwab Total Bond Market Fund (a)	1,799,093	17,559,150

		21,520,687

International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	37,134	363,168

Short-Term Bond 15.0%
Schwab Short-Term Bond Market Fund (a)	1,040,012	9,724,112

		35,298,251

Money Market Fund 3.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	1,968,659	1,968,659

Total Other Investment Companies
(Cost $54,389,622)		62,429,147

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	648,624	648,624
DNB
0.03%, 02/02/15	648,624	648,624
Sumitomo Mitsui Banking Corp.
0.03%, 02/02/15	414,413	414,413
Wells Fargo
0.03%, 02/02/15	648,624	648,624

Total Short-Term Investments
(Cost $2,360,285)		2,360,285

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $57,551,221 and the unrealized appreciation and depreciation were $7,446,411 and ($208,200), respectively, with a net unrealized appreciation of $7,238,211.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

2

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$62,429,147	$—	$—	$62,429,147
Short-Term Investments[1]	—	2,360,285	—	2,360,285

Total	$62,429,147	$2,360,285	$—	$64,789,432

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46838JAN15

 3

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.0%	Other Investment Companies	97,173,674	108,132,643
4.0%	Short-Term Investments	4,473,923	4,473,923

100.0%	Total Investments	101,647,597	112,606,566
0.0%	Other Assets and Liabilities, Net		9,252

100.0%	Net Assets		112,615,818

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.0% of net assets

Equity Funds 40.7%

Global Real Estate 2.2%
Schwab Global Real Estate Fund (a)	334,333	2,470,722

International 7.7%
Laudus International MarketMasters Fund, Select Shares (a)	235,672	5,229,568
Schwab International Core Equity Fund (a)	386,105	3,521,278

		8,750,846

Large-Cap 27.0%
Dodge & Cox Stock Fund	4,903	838,704
Laudus U.S. Large Cap Growth Fund *(a)	458,613	7,475,391
Schwab Core Equity Fund (a)	354,210	7,796,161
Schwab Dividend Equity Fund (a)	238,866	3,931,731
Schwab S&P 500 Index Fund (a)	223,173	6,960,768
TCW Relative Value Large Cap Fund, Class I	159,723	3,434,037

		30,436,792

Small-Cap 3.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	84,241	1,488,540
Schwab Small-Cap Equity Fund (a)	134,073	2,759,219

		4,247,759

		45,906,119

Fixed-Income Funds 52.9%

Inflation-Protected Bond 5.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	548,117	6,210,170

Intermediate-Term Bond 32.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	309,528	3,664,808
Schwab Intermediate-Term Bond Fund (a)	332,182	3,441,401
Schwab Total Bond Market Fund (a)	3,037,578	29,646,758

		36,752,967

International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund *(a)	74,310	726,750

Short-Term Bond 14.1%
Schwab Short-Term Bond Market Fund (a)	1,694,618	15,844,674

		59,534,561

Money Market Fund 2.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	2,691,963	2,691,963

Total Other Investment Companies
(Cost $97,173,674)		108,132,643

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.0% of net assets

Time Deposits 4.0%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	1,128,175	1,128,175
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/02/15	1,128,175	1,128,175
DNB
0.03%, 02/02/15	1,089,398	1,089,398
Wells Fargo
0.03%, 02/02/15	1,128,175	1,128,175

Total Short-Term Investments
(Cost $4,473,923)		4,473,923

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $102,090,928 and the unrealized appreciation and depreciation were $11,003,551 and ($487,913), respectively, with a net unrealized appreciation of $10,515,638.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

2

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$108,132,643	$—	$—	$108,132,643
Short-Term Investments[1]	—	4,473,923	—	4,473,923

Total	$108,132,643	$4,473,923	$—	$112,606,566

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46839JAN15

 3

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	424,357,096	492,028,499
3.5%	Short-Term Investments	17,749,528	17,749,528

100.1%	Total Investments	442,106,624	509,778,027
(0.1%)	Other Assets and Liabilities, Net		(694,110)

100.0%	Net Assets		509,083,917

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

Equity Funds 55.2%

Global Real Estate 2.9%
Schwab Global Real Estate Fund (a)	2,014,581	14,887,756

International 11.6%
Laudus International MarketMasters Fund, Select Shares (a)	1,496,601	33,209,567
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	429,686	3,583,583
Schwab International Core Equity Fund (a)	2,427,133	22,135,450

		58,928,600

Large-Cap 34.9%
Dodge & Cox Stock Fund	27,751	4,747,106
Laudus U.S. Large Cap Growth Fund *(a)	2,692,882	43,893,972
Schwab Core Equity Fund (a)	2,098,959	46,198,086
Schwab Dividend Equity Fund (a)	1,386,921	22,828,728
Schwab S&P 500 Index Fund (a)	1,305,193	40,708,972
TCW Relative Value Large Cap Fund, Class I	912,170	19,611,660

		177,988,524

Small-Cap 5.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	585,355	10,343,221
Schwab Small-Cap Equity Fund (a)	933,673	19,214,986

		29,558,207

		281,363,087

Fixed-Income Funds 40.4%

Inflation-Protected Bond 1.8%
Schwab Treasury Inflation Protected Securities Index Fund (a)	811,644	9,195,929

Intermediate-Term Bond 29.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,919,162	22,722,875
Schwab Intermediate-Term Bond Fund (a)	1,515,602	15,701,637
Schwab Total Bond Market Fund (a)	11,448,918	111,741,439

		150,165,951

International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	573,847	5,612,220

Short-Term Bond 8.0%
Schwab Short-Term Bond Market Fund (a)	4,351,950	40,690,736

		205,664,836

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	5,000,576	5,000,576

Total Other Investment Companies
(Cost $424,357,096)		492,028,499

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.5% of net assets

Time Deposits 3.5%
DBS Bank Ltd.
0.03%, 02/02/15	2,372,965	2,372,965
DNB
0.03%, 02/02/15	5,125,521	5,125,521
JPMorgan Chase
0.03%, 02/02/15	5,125,521	5,125,521
Sumitomo Mitsui Banking Corp.
0.03%, 02/02/15	5,125,521	5,125,521

Total Short-Term Investments
(Cost $17,749,528)		17,749,528

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $444,477,290 and the unrealized appreciation and depreciation were $68,242,047 and ($2,941,310), respectively, with a net unrealized appreciation of $65,300,737.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

2

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$492,028,499	$—	$—	$492,028,499
Short-Term Investments[1]	—	17,749,528	—	17,749,528

Total	$492,028,499	$17,749,528	$—	$509,778,027

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46840JAN15

 3

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	318,062,577	351,693,695
3.4%	Short-Term Investments	12,265,070	12,265,070

100.0%	Total Investments	330,327,647	363,958,765
(0.0%)	Other Assets and Liabilities, Net		(139,180)

100.0%	Net Assets		363,819,585

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

Equity Funds 65.8%

Global Real Estate 3.4%
Schwab Global Real Estate Fund (a)	1,700,849	12,569,272

International 14.3%
Laudus International MarketMasters Fund, Select Shares (a)	1,284,080	28,493,732
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	537,663	4,484,111
Schwab International Core Equity Fund (a)	2,081,557	18,983,801

		51,961,644

Large-Cap 40.5%
Dodge & Cox Stock Fund	23,559	4,029,919
Laudus U.S. Large Cap Growth Fund *(a)	2,234,670	36,425,122
Schwab Core Equity Fund (a)	1,756,139	38,652,615
Schwab Dividend Equity Fund (a)	1,140,243	18,768,392
Schwab S&P 500 Index Fund (a)	1,075,276	33,537,846
TCW Relative Value Large Cap Fund, Class I	748,012	16,082,249

		147,496,143

Small-Cap 7.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	545,712	9,642,734
Schwab Small-Cap Equity Fund (a)	869,164	17,887,405

		27,530,139

		239,557,198

Fixed-Income Funds 30.8%

Inflation-Protected Bond 0.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	74,452	843,541

Intermediate-Term Bond 24.9%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,487,504	17,612,051
Schwab Intermediate-Term Bond Fund (a)	945,369	9,794,025
Schwab Total Bond Market Fund (a)	6,461,520	63,064,434

		90,470,510

International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	396,336	3,876,165

Short-Term Bond 4.6%
Schwab Short-Term Bond Market Fund (a)	1,812,437	16,946,281

		112,136,497

Total Other Investment Companies
(Cost $318,062,577)		351,693,695

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	3,656,188	3,656,188
DNB
0.03%, 02/02/15	3,656,188	3,656,188
Sumitomo Mitsui Banking Corp.
0.03%, 02/02/15	1,296,506	1,296,506
Wells Fargo
0.03%, 02/02/15	3,656,188	3,656,188

Total Short-Term Investments
(Cost $12,265,070)		12,265,070

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $331,420,378 and the unrealized appreciation and depreciation were $35,297,857 and ($2,759,470), respectively, with a net unrealized appreciation of $32,538,387.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

2

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$351,693,695	$—	$—	$351,693,695
Short-Term Investments[1]	—	12,265,070	—	12,265,070

Total	$351,693,695	$12,265,070	$—	$363,958,765

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46841JAN15

 3

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.2%	Other Investment Companies	589,808,062	715,731,792
3.0%	Short-Term Investments	21,734,323	21,734,323

100.2%	Total Investments	611,542,385	737,466,115
(0.2%)	Other Assets and Liabilities, Net		(1,244,485)

100.0%	Net Assets		736,221,630

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.2% of net assets

Equity Funds 74.0%

Global Real Estate 3.8%
Schwab Global Real Estate Fund (a)	3,821,560	28,241,328

International 16.5%
Laudus International MarketMasters Fund, Select Shares (a)	2,931,346	65,046,559
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,541,222	12,853,788
Schwab International Core Equity Fund (a)	4,753,397	43,350,978

		121,251,325

Large-Cap 44.6%
Dodge & Cox Stock Fund	45,541	7,790,271
Laudus U.S. Large Cap Growth Fund *(a)	4,981,048	81,191,079
Schwab Core Equity Fund (a)	3,926,978	86,432,789
Schwab Dividend Equity Fund (a)	2,527,253	41,598,576
Schwab S&P 500 Index Fund (a)	2,384,862	74,383,846
TCW Relative Value Large Cap Fund, Class I	1,716,830	36,911,834

		328,308,395

Small-Cap 9.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,332,149	23,539,075
Schwab Small-Cap Equity Fund (a)	2,098,086	43,178,602

		66,717,677

		544,518,725

Fixed-Income Funds 23.2%

Intermediate-Term Bond 19.7%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,902,468	34,365,219
Schwab Intermediate-Term Bond Fund (a)	1,567,321	16,237,442
Schwab Total Bond Market Fund (a)	9,713,922	94,807,881

		145,410,542

International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund *(a)	654,857	6,404,502

Short-Term Bond 2.6%
Schwab Short-Term Bond Market Fund (a)	2,074,655	19,398,023

		171,213,067

Total Other Investment Companies
(Cost $589,808,062)		715,731,792

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	7,435,352	7,435,352
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/02/15	7,435,352	7,435,352
Wells Fargo
0.03%, 02/02/15	6,863,619	6,863,619

Total Short-Term Investments
(Cost $21,734,323)		21,734,323

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $615,560,223 and the unrealized appreciation and depreciation were $127,422,448 and ($5,516,556), respectively, with a net unrealized appreciation of $121,905,892.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$715,731,792	$—	$—	$715,731,792
Short-Term Investments[1]	—	21,734,323	—	21,734,323

Total	$715,731,792	$21,734,323	$—	$737,466,115

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46842JAN15

 3

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Other Investment Companies	255,863,805	286,443,831
2.3%	Short-Term Investments	6,677,810	6,677,810

99.8%	Total Investments	262,541,615	293,121,641
0.2%	Other Assets and Liabilities, Net		481,354

100.0%	Net Assets		293,602,995

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.5% of net assets

Equity Funds 80.8%

Global Real Estate 4.2%
Schwab Global Real Estate Fund (a)	1,668,710	12,331,767

International 18.4%
Laudus International MarketMasters Fund, Select Shares (a)	1,277,033	28,337,351
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	821,139	6,848,300
Schwab International Core Equity Fund (a)	2,073,222	18,907,786

		54,093,437

Large-Cap 47.8%
Dodge & Cox Stock Fund	21,570	3,689,769
Laudus U.S. Large Cap Growth Fund *(a)	2,131,383	34,741,536
Schwab Core Equity Fund (a)	1,688,195	37,157,179
Schwab Dividend Equity Fund (a)	1,081,580	17,802,802
Schwab S&P 500 Index Fund (a)	1,022,571	31,893,986
TCW Relative Value Large Cap Fund, Class I	701,703	15,086,619

		140,371,891

Small-Cap 10.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	599,193	10,587,739
Schwab Small-Cap Equity Fund (a)	969,085	19,943,765

		30,531,504

		237,328,599

Fixed-Income Funds 16.7%

Intermediate-Term Bond 14.7%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	975,129	11,545,527
Schwab Intermediate-Term Bond Fund (a)	462,949	4,796,147
Schwab Total Bond Market Fund (a)	2,741,935	26,761,286

		43,102,960

International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	176,495	1,726,117

Short-Term Bond 1.4%
Schwab Short-Term Bond Market Fund (a)	458,412	4,286,155

		49,115,232

Total Other Investment Companies
(Cost $255,863,805)		286,443,831

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
DNB
0.03%, 02/02/15	2,970,898	2,970,898
Sumitomo Mitsui Banking Corp.
0.03%, 02/02/15	736,014	736,014
Wells Fargo
0.03%, 02/02/15	2,970,898	2,970,898

Total Short-Term Investments
(Cost $6,677,810)		6,677,810

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $263,450,670 and the unrealized appreciation and depreciation were $31,881,925 and ($2,210,954), respectively, with a net unrealized appreciation of $29,670,971.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$286,443,831	$—	$—	$286,443,831
Short-Term Investments[1]	—	6,677,810	—	6,677,810

Total	$286,443,831	$6,677,810	$—	$293,121,641

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46843JAN15

 3

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Other Investment Companies	623,162,539	759,753,879
2.4%	Short-Term Investments	18,198,311	18,198,311

100.2%	Total Investments	641,360,850	777,952,190
(0.2%)	Other Assets and Liabilities, Net		(1,369,126)

100.0%	Net Assets		776,583,064

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.8% of net assets

Equity Funds 87.3%

Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	4,739,133	35,022,196

International 20.3%
Laudus International MarketMasters Fund, Select Shares (a)	3,655,495	81,115,428
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,717,404	22,663,150
Schwab International Core Equity Fund (a)	5,907,917	53,880,204

		157,658,782

Large-Cap 50.8%
Dodge & Cox Stock Fund	55,102	9,425,833
Laudus U.S. Large Cap Growth Fund *(a)	5,987,336	97,593,574
Schwab Core Equity Fund (a)	4,739,530	104,317,063
Schwab Dividend Equity Fund (a)	3,021,398	49,732,215
Schwab S&P 500 Index Fund (a)	2,869,664	89,504,819
TCW Relative Value Large Cap Fund, Class I	2,027,984	43,601,652

		394,175,156

Small-Cap 11.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,807,197	31,933,175
Schwab Small-Cap Equity Fund (a)	2,873,906	59,144,990

		91,078,165

		677,934,299

Fixed-Income Funds 10.5%

Intermediate-Term Bond 9.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,033,506	24,076,710
Schwab Intermediate-Term Bond Fund (a)	734,950	7,614,077
Schwab Total Bond Market Fund (a)	4,380,615	42,754,807

		74,445,594

International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	174,933	1,710,841

Short-Term Bond 0.7%
Schwab Short-Term Bond Market Fund (a)	605,684	5,663,145

		81,819,580

Total Other Investment Companies
(Cost $623,162,539)		759,753,879

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.4% of net assets

Time Deposits 2.4%
DNB
0.03%, 02/02/15	7,860,749	7,860,749
Sumitomo Mitsui Banking Corp.
0.03%, 02/02/15	2,476,813	2,476,813
Wells Fargo
0.03%, 02/02/15	7,860,749	7,860,749

Total Short-Term Investments
(Cost $18,198,311)		18,198,311

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $645,701,069 and the unrealized appreciation and depreciation were $137,470,350 and ($5,219,229), respectively, with a net unrealized appreciation of $132,251,121.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$759,753,879	$—	$—	$759,753,879
Short-Term Investments[1]	—	18,198,311	—	18,198,311

Total	$759,753,879	$18,198,311	$—	$777,952,190

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46844JAN15

 3

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Other Investment Companies	46,394,653	45,877,887
2.2%	Short-Term Investments	1,044,390	1,044,390

100.0%	Total Investments	47,439,043	46,922,277
(0.0%)	Other Assets and Liabilities, Net		(6,923)

100.0%	Net Assets		46,915,354

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.8% of net assets

Equity Funds 90.8%

Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	298,585	2,206,547

International 21.4%
Laudus International MarketMasters Fund, Select Shares (a)	228,873	5,078,688
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	184,724	1,540,600
Schwab International Core Equity Fund (a)	374,029	3,411,143

		10,030,431

Large-Cap 52.2%
Dodge & Cox Stock Fund	3,729	637,913
Laudus U.S. Large Cap Growth Fund *(a)	372,591	6,073,238
Schwab Core Equity Fund (a)	295,533	6,504,686
Schwab Dividend Equity Fund (a)	189,443	3,118,224
Schwab S&P 500 Index Fund (a)	178,424	5,565,051
TCW Relative Value Large Cap Fund, Class I	121,831	2,619,356

		24,518,468

Small-Cap 12.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	116,071	2,050,978
Schwab Small-Cap Equity Fund (a)	185,081	3,808,969

		5,859,947

		42,615,393

Fixed-Income Funds 7.0%

Intermediate-Term Bond 6.3%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	99,508	1,178,177
Schwab Intermediate-Term Bond Fund (a)	24,777	256,686
Schwab Total Bond Market Fund (a)	157,098	1,533,274

		2,968,137

International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	7,997	78,210

Short-Term Bond 0.5%
Schwab Short-Term Bond Market Fund (a)	23,117	216,147

		3,262,494

Total Other Investment Companies
(Cost $46,394,653)		45,877,887

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
DNB
0.03%, 02/02/15	475,063	475,063
Sumitomo Mitsui Banking Corp.
0.03%, 02/02/15	94,264	94,264
Wells Fargo
0.03%, 02/02/15	475,063	475,063

Total Short-Term Investments
(Cost $1,044,390)		1,044,390

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $47,480,384 and the unrealized appreciation and depreciation were $1,044,323 and ($1,602,430), respectively, with a net unrealized depreciation of ($558,107).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

2

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$45,877,887	$—	$—	$45,877,887
Short-Term Investments[1]	—	1,044,390	—	1,044,390

Total	$45,877,887	$1,044,390	$—	$46,922,277

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG82232JAN15

 3

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Other Investment Companies	37,766,124	37,339,931
2.3%	Short-Term Investments	873,074	873,074

100.1%	Total Investments	38,639,198	38,213,005
(0.1%)	Other Assets and Liabilities, Net		(24,483)

100.0%	Net Assets		38,188,522

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.8% of net assets

Equity Funds 93.3%

Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	248,294	1,834,896

International 22.2%
Laudus International MarketMasters Fund, Select Shares (a)	191,960	4,259,589
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	163,068	1,359,987
Schwab International Core Equity Fund (a)	311,263	2,838,715

		8,458,291

Large-Cap 53.3%
Dodge & Cox Stock Fund	3,089	528,418
Laudus U.S. Large Cap Growth Fund *(a)	309,423	5,043,590
Schwab Core Equity Fund (a)	245,289	5,398,802
Schwab Dividend Equity Fund (a)	156,952	2,583,427
Schwab S&P 500 Index Fund (a)	148,148	4,620,733
TCW Relative Value Large Cap Fund, Class I	101,078	2,173,174

		20,348,144

Small-Cap 13.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	98,736	1,744,664
Schwab Small-Cap Equity Fund (a)	157,276	3,236,730

		4,981,394

		35,622,725

Fixed-Income Funds 4.5%

Intermediate-Term Bond 4.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	52,070	616,503
Schwab Intermediate-Term Bond Fund (a)	10,020	103,811
Schwab Total Bond Market Fund (a)	83,642	816,348

		1,536,662

International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	4,698	45,944

Short-Term Bond 0.4%
Schwab Short-Term Bond Market Fund (a)	14,396	134,600

		1,717,206

Total Other Investment Companies
(Cost $37,766,124)		37,339,931

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	386,613	386,613
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/02/15	386,613	386,613
Wells Fargo
0.03%, 02/02/15	99,848	99,848

Total Short-Term Investments
(Cost $873,074)		873,074

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $38,687,121 and the unrealized appreciation and depreciation were $824,654 and ($1,298,770), respectively, with a net unrealized depreciation of ($474,116).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

2

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$37,339,931	$—	$—	$37,339,931
Short-Term Investments[1]	—	873,074	—	873,074

Total	$37,339,931	$873,074	$—	$38,213,005

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG82233JAN15

 3

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Other Investment Companies	20,055,540	19,803,715
1.6%	Short-Term Investments	327,698	327,698

99.4%	Total Investments	20,383,238	20,131,413
0.6%	Other Assets and Liabilities, Net		114,675

100.0%	Net Assets		20,246,088

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.8% of net assets

Equity Funds 95.8%

Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	136,472	1,008,525

International 22.9%
Laudus International MarketMasters Fund, Select Shares (a)	104,614	2,321,375
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	92,266	769,496
Schwab International Core Equity Fund (a)	169,747	1,548,089

		4,638,960

Large-Cap 54.3%
Dodge & Cox Stock Fund	1,677	286,850
Laudus U.S. Large Cap Growth Fund *(a)	167,203	2,725,412
Schwab Core Equity Fund (a)	132,613	2,918,803
Schwab Dividend Equity Fund (a)	84,724	1,394,550
Schwab S&P 500 Index Fund (a)	80,020	2,495,831
TCW Relative Value Large Cap Fund, Class I	54,823	1,178,684

		11,000,130

Small-Cap 13.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	54,180	957,360
Schwab Small-Cap Equity Fund (a)	86,706	1,784,408

		2,741,768

		19,389,383

Fixed-Income Funds 2.0%

Intermediate-Term Bond 1.9%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	15,460	183,050
Schwab Intermediate-Term Bond Fund (a)	797	8,255
Schwab Total Bond Market Fund (a)	21,256	207,459

		398,764

International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	1,592	15,568

		414,332

Total Other Investment Companies
(Cost $20,055,540)		19,803,715

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	121,625	121,625
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/02/15	206,073	206,073

Total Short-Term Investments
(Cost $327,698)		327,698

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $20,433,722 and the unrealized appreciation and depreciation were $419,750 and ($722,059), respectively, with a net unrealized depreciation of ($302,309).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

2

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$19,803,715	$—	$—	$19,803,715
Short-Term Investments[1]	—	327,698	—	327,698

Total	$19,803,715	$327,698	$—	$20,131,413

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG82234JAN15

 3

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Other Investment Companies	197,605,738	220,604,931

99.9%	Total Investments	197,605,738	220,604,931
0.1%	Other Assets and Liabilities		218,753

100.0%	Net Assets		220,823,684

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.9% of net assets

Equity Funds 60.3%

Large-Cap 50.2%
Laudus U.S. Large Cap Growth Fund *(a)	2,050,389	33,421,341
Schwab Core Equity Fund (a)	3,516,483	77,397,781

		110,819,122

Small-Cap 10.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,268,896	22,421,391

		133,240,513

Fixed-Income Funds 36.7%

Intermediate-Term Bond 36.7%
Schwab Intermediate-Term Bond Fund (a)	2,530,354	26,214,469
Schwab Total Bond Market Fund (a)	5,606,310	54,717,587

		80,932,056

Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	6,432,362	6,432,362

Total Other Investment Companies
(Cost $197,605,738)		220,604,931

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $200,263,214 and the unrealized appreciation and depreciation were $20,341,717 and ($0), respectively, with a net unrealized appreciation of $20,341,717.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$220,604,931	$—	$—	$220,604,931

Total	$220,604,931	$—	$—	$220,604,931

[1]	As categorized in Portfolio Holdings.

2

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46831JAN15

 3

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	444,083,182	591,453,368
0.3%	Short-Term Investment	2,033,630	2,033,630

99.9%	Total Investments	446,116,812	593,486,998
0.1%	Other Assets and Liabilities, Net		589,682

100.0%	Net Assets		594,076,680

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 99.6%

International 30.0%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,988,896	29,956,608
Schwab Fundamental International Large Company Index Fund (a)	4,330,539	35,510,422
Schwab Fundamental International Small Company Index Fund (a)	2,679,756	28,700,189
Schwab International Index Fund (a)	4,604,934	84,086,100

		178,253,319

Large-Cap 44.8%
Schwab Fundamental U.S. Large Company Index Fund (a)	5,378,832	79,283,983
Schwab S&P 500 Index Fund (a)	5,992,271	186,898,943

		266,182,926

Small-Cap 24.8%
Schwab Fundamental U.S. Small Company Index Fund (a)	3,513,467	44,621,032
Schwab Small-Cap Index Fund (a)	3,923,222	102,396,091

		147,017,123

Total Other Investment Companies
(Cost $444,083,182)		591,453,368

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Wells Fargo
0.03%, 02/02/15	2,033,630	2,033,630

Total Short-Term Investment
(Cost $2,033,630)		2,033,630

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $457,614,479 and the unrealized appreciation and depreciation were $137,231,650 and ($1,359,131), respectively, with a net unrealized appreciation of $135,872,519.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$591,453,368	$—	$—	$591,453,368
Short-Term Investment[1]	—	2,033,630	—	2,033,630

Total	$591,453,368	$2,033,630	$—	$593,486,998

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46832JAN15

 3

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	487,749,754	701,010,309
3.4%	Short-Term Investments	24,948,201	24,948,201

100.0%	Total Investments	512,697,955	725,958,510
0.0%	Other Assets and Liabilities, Net		130,939

100.0%	Net Assets		726,089,449

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

Equity Funds 80.4%

International 20.2%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,338,225	25,070,068
Schwab Fundamental International Large Company Index Fund (a)	3,561,617	29,205,256
Schwab Fundamental International Small Company Index Fund (a)	2,125,994	22,769,399
Schwab International Index Fund (a)	3,822,924	69,806,593

		146,851,316

Large-Cap 40.2%
Schwab Fundamental U.S. Large Company Index Fund (a)	5,832,893	85,976,849
Schwab S&P 500 Index Fund (a)	6,589,904	205,539,108

		291,515,957

Small-Cap 20.0%
Schwab Fundamental U.S. Small Company Index Fund (a)	3,458,779	43,926,494
Schwab Small-Cap Index Fund (a)	3,890,519	101,542,542

		145,469,036

		583,836,309

Fixed-Income Fund 14.6%

Intermediate-Term Bond 14.6%
Schwab Total Bond Market Fund (a)	10,873,135	106,121,794

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	11,052,206	11,052,206

Total Other Investment Companies
(Cost $487,749,754)		701,010,309

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
DNB
0.03%, 02/02/15	7,344,091	7,344,091
JPMorgan Chase
0.03%, 02/02/15	2,915,928	2,915,928
Sumitomo Mitsui Banking Corp.
0.03%, 02/02/15	7,344,091	7,344,091
Wells Fargo
0.03%, 02/02/15	7,344,091	7,344,091

Total Short-Term Investments
(Cost $24,948,201)		24,948,201

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $515,782,728 and the unrealized appreciation and depreciation were $211,563,571 and ($1,387,789), respectively, with a net unrealized appreciation of $210,175,782.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

2

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$701,010,309	$—	$—	$701,010,309
Short-Term Investments[1]	—	24,948,201	—	24,948,201

Total	$701,010,309	$24,948,201	$—	$725,958,510

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46835JAN15

 3

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	368,713,083	491,703,302
3.4%	Short-Term Investments	17,157,203	17,157,203

100.0%	Total Investments	385,870,286	508,860,505
0.0%	Other Assets and Liabilities, Net		143,620

100.0%	Net Assets		509,004,125

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

Equity Funds 60.3%

International 15.2%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,777,595	13,349,736
Schwab Fundamental International Large Company Index Fund (a)	1,870,095	15,334,779
Schwab Fundamental International Small Company Index Fund (a)	1,089,361	11,667,054
Schwab International Index Fund (a)	2,023,826	36,955,070

		77,306,639

Large-Cap 30.1%
Schwab Fundamental U.S. Large Company Index Fund (a)	3,061,284	45,123,324
Schwab S&P 500 Index Fund (a)	3,471,599	108,279,186

		153,402,510

Small-Cap 15.0%
Schwab Fundamental U.S. Small Company Index Fund (a)	1,820,210	23,116,664
Schwab Small-Cap Index Fund (a)	2,042,382	53,306,180

		76,422,844

		307,131,993

Fixed-Income Fund 34.7%

Intermediate-Term Bond 34.7%
Schwab Total Bond Market Fund (a)	18,087,771	176,536,647

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	8,034,662	8,034,662

Total Other Investment Companies
(Cost $368,713,083)		491,703,302

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
DNB
0.03%, 02/02/15	5,133,306	5,133,306
JPMorgan Chase
0.03%, 02/02/15	1,757,285	1,757,285
Sumitomo Mitsui Banking Corp.
0.03%, 02/02/15	5,133,306	5,133,306
Wells Fargo
0.03%, 02/02/15	5,133,306	5,133,306

Total Short-Term Investments
(Cost $17,157,203)		17,157,203

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $393,313,897 and the unrealized appreciation and depreciation were $116,274,613 and ($728,005), respectively, with a net unrealized appreciation of $115,546,608.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

2

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$491,703,302	$—	$—	$491,703,302
Short-Term Investments[1]	—	17,157,203	—	17,157,203

Total	$491,703,302	$17,157,203	$—	$508,860,505

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46833JAN15

 3

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	174,761,572	216,335,436
3.6%	Short-Term Investments	7,945,065	7,945,065

100.1%	Total Investments	182,706,637	224,280,501
(0.1%)	Other Assets and Liabilities, Net		(114,097)

100.0%	Net Assets		224,166,404

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 40.3%

International 10.1%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	528,718	3,970,674
Schwab Fundamental International Large Company Index Fund (a)	549,697	4,507,519
Schwab Fundamental International Small Company Index Fund (a)	304,183	3,257,794
Schwab International Index Fund (a)	600,539	10,965,846

		22,701,833

Large-Cap 20.2%
Schwab Fundamental U.S. Large Company Index Fund (a)	891,941	13,147,217
Schwab S&P 500 Index Fund (a)	1,026,727	32,023,615

		45,170,832

Small-Cap 10.0%
Schwab Fundamental U.S. Small Company Index Fund (a)	532,952	6,768,495
Schwab Small-Cap Index Fund (a)	601,436	15,697,473

		22,465,968

		90,338,633

Fixed-Income Fund 54.6%

Intermediate-Term Bond 54.6%
Schwab Total Bond Market Fund (a)	12,552,138	122,508,871

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	3,487,932	3,487,932

Total Other Investment Companies
(Cost $174,761,572)		216,335,436

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.6% of net assets

Time Deposits 3.6%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	2,249,142	2,249,142
DNB
0.03%, 02/02/15	2,249,142	2,249,142
Sumitomo Mitsui Banking Corp.
0.03%, 02/02/15	1,197,639	1,197,639
Wells Fargo
0.03%, 02/02/15	2,249,142	2,249,142

Total Short-Term Investments
(Cost $7,945,065)		7,945,065

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $189,634,387 and the unrealized appreciation and depreciation were $34,858,575 and ($212,461), respectively, with a net unrealized appreciation of $34,646,114.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

2

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$216,335,436	$—	$—	$216,335,436
Short-Term Investments[1]	—	7,945,065	—	7,945,065

Total	$216,335,436	$7,945,065	$—	$224,280,501

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46834JAN15

 3

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	11,633,473,145	20,188,181,807
0.1%	Other Investment Company	17,367,929	17,367,929
0.8%	Short-Term Investments	158,402,795	158,402,976

99.9%	Total Investments	11,809,243,869	20,363,952,712
0.1%	Other Assets and Liabilities, Net		29,301,957

100.0%	Net Assets		20,393,254,669

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	261,400	14,118,214
Delphi Automotive plc	336,400	23,120,772
Ford Motor Co.	4,393,797	64,632,754
General Motors Co.	1,541,700	50,290,254
Harley-Davidson, Inc.	246,470	15,207,199
Johnson Controls, Inc.	757,059	35,180,532
The Goodyear Tire & Rubber Co.	304,936	7,391,648

		209,941,373

Banks 5.6%
Bank of America Corp.	11,999,411	181,791,077
BB&T Corp.	825,226	29,122,225
Citigroup, Inc.	3,457,347	162,322,442
Comerica, Inc.	211,070	8,759,405
Fifth Third Bancorp	940,929	16,278,072
Hudson City Bancorp, Inc.	594,892	5,336,181
Huntington Bancshares, Inc.	891,893	8,936,768
JPMorgan Chase & Co.	4,263,831	231,867,130
KeyCorp	1,027,498	13,347,199
M&T Bank Corp.	152,698	17,279,306
People’s United Financial, Inc.	343,300	4,830,231
Regions Financial Corp.	1,567,445	13,636,771
SunTrust Banks, Inc.	605,816	23,275,451
The PNC Financial Services Group, Inc.	602,978	50,975,760
U.S. Bancorp	2,043,928	85,661,022
Wells Fargo & Co.	5,381,309	279,397,563
Zions Bancorp	215,698	5,168,124

		1,137,984,727

Capital Goods 7.4%
3M Co.	732,219	118,839,144
Allegion plc	115,333	6,229,135
AMETEK, Inc.	289,400	13,862,260
Caterpillar, Inc.	694,162	55,512,135
Cummins, Inc.	195,962	27,328,861
Danaher Corp.	702,074	57,836,856
Deere & Co.	411,886	35,088,568
Dover Corp.	182,470	12,780,199
Eaton Corp. plc	545,138	34,392,757
Emerson Electric Co.	794,115	45,216,908
Fastenal Co.	301,598	13,390,951
Flowserve Corp.	150,300	8,189,847
Fluor Corp.	174,382	9,345,131
General Dynamics Corp.	361,060	48,096,803
General Electric Co.	11,457,952	273,730,473
Honeywell International, Inc.	896,429	87,634,899
Illinois Tool Works, Inc.	407,336	37,918,908
Ingersoll-Rand plc	308,100	20,457,840
Jacobs Engineering Group, Inc. *	163,934	6,245,885
Joy Global, Inc.	113,200	4,747,608
L-3 Communications Holdings, Inc.	97,283	11,977,483
Lockheed Martin Corp.	307,191	57,865,569
Masco Corp.	424,988	10,556,702
Northrop Grumman Corp.	227,667	35,732,336
PACCAR, Inc.	410,350	24,666,139
Pall Corp.	116,230	11,246,415
Parker-Hannifin Corp.	172,936	20,140,127
Pentair plc	208,982	12,917,177
Precision Castparts Corp.	161,527	32,321,553
Quanta Services, Inc. *	231,900	6,140,712
Raytheon Co.	348,488	34,866,224
Rockwell Automation, Inc.	150,521	16,394,747
Rockwell Collins, Inc.	147,405	12,620,816
Roper Industries, Inc.	117,800	18,181,252
Snap-on, Inc.	66,282	8,796,284
Stanley Black & Decker, Inc.	179,881	16,845,856
Textron, Inc.	316,904	13,487,434
The Boeing Co.	757,554	110,125,625
United Rentals, Inc. *	110,100	9,121,785
United Technologies Corp.	969,135	111,237,315
W.W. Grainger, Inc.	69,927	16,491,584
Xylem, Inc.	197,600	6,738,160

		1,515,316,463

Commercial & Professional Supplies 0.6%
Cintas Corp.	111,376	8,765,291
Equifax, Inc.	136,561	11,533,942
Nielsen N.V.	369,700	16,104,132
Pitney Bowes, Inc.	231,591	5,553,552
Republic Services, Inc.	289,334	11,480,773
Robert Half International, Inc.	156,742	9,100,441

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stericycle, Inc. *	98,600	12,945,194
The ADT Corp. (b)	194,500	6,690,800
The Dun & Bradstreet Corp.	37,900	4,362,669
Tyco International plc	475,200	19,392,912
Waste Management, Inc.	477,916	24,579,220

		130,508,926

Consumer Durables & Apparel 1.4%
Coach, Inc.	327,028	12,162,171
D.R. Horton, Inc.	384,416	9,425,880
Fossil Group, Inc. *	54,900	5,369,220
Garmin Ltd.	131,100	6,864,396
Harman International Industries, Inc.	77,056	9,988,769
Hasbro, Inc.	121,717	6,684,698
Leggett & Platt, Inc.	157,894	6,731,021
Lennar Corp., Class A	193,818	8,704,366
Mattel, Inc.	384,094	10,332,129
Michael Kors Holdings Ltd. *	230,600	16,324,174
Mohawk Industries, Inc. *	72,100	11,899,384
Newell Rubbermaid, Inc.	298,850	11,018,600
NIKE, Inc., Class B	797,824	73,599,264
PulteGroup, Inc.	370,186	7,622,130
PVH Corp.	91,000	10,033,660
Ralph Lauren Corp.	69,126	11,536,438
Under Armour, Inc., Class A *	189,600	13,666,368
VF Corp.	390,964	27,121,173
Whirlpool Corp.	88,922	17,702,592

		276,786,433

Consumer Services 1.7%
Carnival Corp.	508,821	22,367,771
Chipotle Mexican Grill, Inc. *	35,559	25,241,200
Darden Restaurants, Inc.	145,748	8,946,012
H&R Block, Inc.	317,305	10,877,215
Marriott International, Inc., Class A	254,872	18,987,964
McDonald’s Corp.	1,108,638	102,482,497
Royal Caribbean Cruises Ltd.	185,000	13,976,750
Starbucks Corp.	856,562	74,974,872
Starwood Hotels & Resorts Worldwide, Inc.	202,568	14,578,819
Wyndham Worldwide Corp.	136,364	11,425,940
Wynn Resorts Ltd.	95,000	14,055,250
Yum! Brands, Inc.	501,985	36,283,476

		354,197,766

Diversified Financials 5.0%
Affiliated Managers Group, Inc. *	61,000	12,536,720
American Express Co.	1,016,841	82,048,900
Ameriprise Financial, Inc.	210,214	26,264,137
Berkshire Hathaway, Inc., Class B *	2,075,930	298,747,086
BlackRock, Inc.	143,900	48,999,389
Capital One Financial Corp.	636,474	46,596,262
CME Group, Inc.	361,785	30,860,261
Discover Financial Services	508,573	27,656,200
E*TRADE Financial Corp. *	354,319	8,167,053
Franklin Resources, Inc.	452,905	23,338,195
Intercontinental Exchange, Inc.	131,066	26,964,208
Invesco Ltd.	497,347	18,267,555
Legg Mason, Inc.	113,698	6,303,417
Leucadia National Corp.	379,851	8,611,222
McGraw Hill Financial, Inc.	308,867	27,625,064
Moody’s Corp.	211,829	19,346,343
Morgan Stanley	1,740,054	58,831,226
Navient Corp.	465,000	9,179,100
Northern Trust Corp.	256,018	16,738,457
State Street Corp.	477,026	34,112,129
T. Rowe Price Group, Inc.	290,179	22,842,891
The Bank of New York Mellon Corp.	1,287,073	46,334,628
The Charles Schwab Corp. (a)	1,302,581	33,841,054
The Goldman Sachs Group, Inc.	463,069	79,837,726
The NASDAQ OMX Group, Inc.	142,400	6,493,440

		1,020,542,663

Energy 8.2%
Anadarko Petroleum Corp.	573,709	46,900,711
Apache Corp.	430,306	26,924,247
Baker Hughes, Inc.	494,763	28,691,307
Cabot Oil & Gas Corp.	460,900	12,213,850
Cameron International Corp. *	225,500	10,097,890
Chesapeake Energy Corp.	577,766	11,081,552
Chevron Corp.	2,159,934	221,458,033
Cimarex Energy Co.	96,100	9,917,520
ConocoPhillips	1,410,790	88,851,554
CONSOL Energy, Inc.	264,418	7,654,901
Denbury Resources, Inc.	377,200	2,602,680
Devon Energy Corp.	438,058	26,401,756
Diamond Offshore Drilling, Inc. (b)	65,300	2,058,909
Ensco plc, Class A	258,200	7,239,928
EOG Resources, Inc.	629,312	56,027,647
EQT Corp.	177,100	13,183,324
Exxon Mobil Corp.	4,833,941	422,583,122
FMC Technologies, Inc. *	275,300	10,318,244
Halliburton Co.	958,668	38,337,133
Helmerich & Payne, Inc.	118,300	7,045,948
Hess Corp.	291,540	19,676,035
Kinder Morgan, Inc.	1,940,944	79,675,751
Marathon Oil Corp.	790,952	21,039,323
Marathon Petroleum Corp.	316,626	29,316,401
Murphy Oil Corp.	184,892	8,303,500
Nabors Industries Ltd.	328,490	3,780,920
National Oilwell Varco, Inc.	486,724	26,492,387
Newfield Exploration Co. *	145,600	4,335,968
Noble Corp., plc	310,100	5,029,822
Noble Energy, Inc.	420,268	20,063,594
Occidental Petroleum Corp.	888,350	71,068,000
ONEOK, Inc.	231,100	10,175,333
Phillips 66	624,995	43,949,649
Pioneer Natural Resources Co.	169,300	25,484,729
QEP Resources, Inc.	186,091	3,762,760
Range Resources Corp.	191,200	8,846,824
Schlumberger Ltd.	1,473,215	121,378,184
Southwestern Energy Co. *	437,000	10,833,230
Spectra Energy Corp.	773,309	25,859,453
Tesoro Corp.	138,207	11,295,658

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Williams Cos., Inc.	773,798	33,938,780
Transocean Ltd. (b)	424,000	6,911,200
Valero Energy Corp.	589,440	31,169,587

		1,671,977,344

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	499,392	71,408,062
CVS Health Corp.	1,307,751	128,368,838
Sysco Corp.	670,357	26,257,884
The Kroger Co.	557,647	38,505,526
Wal-Mart Stores, Inc.	1,800,902	153,040,652
Walgreens Boots Alliance, Inc.	997,011	73,529,561
Whole Foods Market, Inc.	416,432	21,694,025

		512,804,548

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	2,248,591	119,400,182
Archer-Daniels-Midland Co.	724,799	33,797,377
Brown-Forman Corp., Class B	179,092	15,915,906
Campbell Soup Co.	210,511	9,628,773
Coca-Cola Enterprises, Inc.	258,662	10,889,670
ConAgra Foods, Inc.	476,949	16,898,303
Constellation Brands, Inc., Class A *	195,765	21,622,244
Dr Pepper Snapple Group, Inc.	219,200	16,937,584
General Mills, Inc.	693,280	36,383,334
Hormel Foods Corp.	144,300	7,391,046
Kellogg Co.	293,934	19,276,192
Keurig Green Mountain, Inc.	139,900	17,146,144
Kraft Foods Group, Inc.	672,918	43,968,462
Lorillard, Inc.	405,091	26,578,021
McCormick & Co., Inc. - Non Voting Shares	142,802	10,194,635
Mead Johnson Nutrition Co.	233,400	22,987,566
Molson Coors Brewing Co., Class B	178,430	13,548,190
Mondelez International, Inc., Class A	1,919,354	67,638,035
Monster Beverage Corp. *	168,800	19,741,160
PepsiCo, Inc.	1,704,263	159,825,784
Philip Morris International, Inc.	1,772,146	142,196,995
Reynolds American, Inc.	358,596	24,366,598
The Coca-Cola Co.	4,496,056	185,102,626
The Hershey Co.	170,528	17,429,667
The JM Smucker Co.	114,275	11,787,466
Tyson Foods, Inc., Class A	330,290	12,894,522

		1,083,546,482

Health Care Equipment & Services 4.8%
Abbott Laboratories	1,718,786	76,932,861
Aetna, Inc.	402,075	36,918,527
AmerisourceBergen Corp.	234,246	22,265,082
Anthem, Inc.	309,329	41,747,042
Baxter International, Inc.	619,489	43,556,272
Becton, Dickinson & Co.	220,590	30,459,067
Boston Scientific Corp. *	1,510,174	22,365,677
C.R. Bard, Inc.	84,373	14,430,314
Cardinal Health, Inc.	378,733	31,506,798
CareFusion Corp. *	231,766	13,743,724
Cerner Corp. *	345,700	22,937,195
Cigna Corp.	293,308	31,334,094
DaVita HealthCare Partners, Inc. *	190,000	14,261,400
DENTSPLY International, Inc.	170,400	8,524,260
Edwards Lifesciences Corp. *	123,600	15,493,260
Express Scripts Holding Co. *	838,395	67,666,860
HCA Holdings, Inc. *	340,000	24,072,000
Humana, Inc.	175,903	25,759,235
Intuitive Surgical, Inc. *	41,131	20,338,457
Laboratory Corp. of America Holdings *	97,291	11,167,061
McKesson Corp.	266,175	56,602,114
Medtronic plc	1,619,776	115,652,006
Patterson Cos., Inc.	104,447	5,231,750
Quest Diagnostics, Inc.	171,680	12,201,298
St. Jude Medical, Inc.	327,187	21,551,808
Stryker Corp.	339,240	30,887,802
Tenet Healthcare Corp. *	112,904	4,773,581
UnitedHealth Group, Inc.	1,094,810	116,323,563
Universal Health Services, Inc., Class B	100,800	10,335,024
Varian Medical Systems, Inc. *	110,706	10,246,947
Zimmer Holdings, Inc.	194,223	21,772,398

		981,057,477

Household & Personal Products 2.0%
Avon Products, Inc.	481,920	3,730,061
Colgate-Palmolive Co.	980,794	66,223,211
Kimberly-Clark Corp.	424,195	45,796,092
The Clorox Co.	150,257	16,033,924
The Estee Lauder Cos., Inc., Class A	251,952	17,785,292
The Procter & Gamble Co.	3,080,990	259,696,647

		409,265,227

Insurance 2.6%
ACE Ltd.	382,300	41,273,108
Aflac, Inc.	507,573	28,972,267
American International Group, Inc.	1,604,154	78,395,006
Aon plc	323,350	29,117,667
Assurant, Inc.	74,246	4,715,363
Cincinnati Financial Corp.	155,203	7,839,304
Genworth Financial, Inc., Class A *	548,164	3,826,185
Lincoln National Corp.	294,671	14,727,657
Loews Corp.	354,416	13,559,956
Marsh & McLennan Cos., Inc.	625,279	33,621,252
MetLife, Inc.	1,304,877	60,676,780
Principal Financial Group, Inc.	316,567	14,856,489
Prudential Financial, Inc.	519,731	39,437,188
The Allstate Corp.	486,510	33,953,533
The Chubb Corp.	267,893	26,226,725
The Hartford Financial Services Group, Inc.	496,495	19,313,655
The Progressive Corp.	600,020	15,570,519
The Travelers Cos., Inc.	378,360	38,902,975
Torchmark Corp.	143,266	7,173,329
Unum Group	276,440	8,586,226

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
XL Group plc	284,099	9,798,575

		530,543,759

Materials 3.2%
Air Products & Chemicals, Inc.	220,001	32,034,346
Airgas, Inc.	75,000	8,448,000
Alcoa, Inc.	1,368,164	21,411,767
Allegheny Technologies, Inc.	126,170	3,599,630
Avery Dennison Corp.	103,076	5,387,782
Ball Corp.	152,738	9,672,897
CF Industries Holdings, Inc.	57,525	17,566,984
E.I. du Pont de Nemours & Co.	1,034,304	73,652,788
Eastman Chemical Co.	172,716	12,243,837
Ecolab, Inc.	308,928	32,057,459
FMC Corp.	158,300	9,102,250
Freeport-McMoRan, Inc.	1,204,040	20,239,912
International Flavors & Fragrances, Inc.	89,743	9,522,630
International Paper Co.	475,289	25,028,719
LyondellBasell Industries N.V., Class A	472,100	37,338,389
Martin Marietta Materials, Inc.	67,000	7,218,580
MeadWestvaco Corp.	181,650	9,133,362
Monsanto Co.	556,300	65,632,274
Newmont Mining Corp.	550,646	13,848,747
Nucor Corp.	375,200	16,377,480
Owens-Illinois, Inc. *	198,600	4,637,310
PPG Industries, Inc.	156,948	34,980,570
Praxair, Inc.	333,579	40,226,292
Sealed Air Corp.	236,068	9,560,754
Sigma-Aldrich Corp.	134,454	18,490,114
The Dow Chemical Co.	1,270,035	57,354,781
The Mosaic Co.	363,000	17,674,470
The Sherwin-Williams Co.	91,936	24,939,479
Vulcan Materials Co.	151,071	10,652,016

		648,033,619

Media 3.4%
Cablevision Systems Corp., Class A	272,100	5,148,132
CBS Corp., Class B - Non Voting Shares	540,636	29,632,259
Comcast Corp., Class A	2,940,164	156,255,016
DIRECTV *	572,402	48,814,443
Discovery Communications, Inc., Class A *	192,700	5,585,409
Discovery Communications, Inc., Class C *	277,100	7,725,548
Gannett Co., Inc.	270,314	8,382,437
News Corp., Class A *	549,100	8,176,099
Omnicom Group, Inc.	280,047	20,387,422
Scripps Networks Interactive, Inc., Class A	116,593	8,288,596
The Interpublic Group of Cos., Inc.	505,365	10,076,978
The Walt Disney Co.	1,777,683	161,698,046
Time Warner Cable, Inc.	317,601	43,235,024
Time Warner, Inc.	957,274	74,600,363
Twenty-First Century Fox, Inc., Class A	2,125,101	70,468,349
Viacom, Inc., Class B	417,653	26,905,207

		685,379,328

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
AbbVie, Inc.	1,818,886	109,769,770
Actavis plc *	302,594	80,653,405
Agilent Technologies, Inc.	376,466	14,219,121
Alexion Pharmaceuticals, Inc. *	224,000	41,045,760
Allergan, Inc.	340,158	74,583,043
Amgen, Inc.	869,059	132,322,923
Biogen Idec, Inc. *	269,791	104,991,866
Bristol-Myers Squibb Co.	1,892,964	114,088,940
Celgene Corp. *	912,926	108,784,262
Eli Lilly & Co.	1,118,723	80,548,056
Endo International plc *	170,000	13,533,700
Gilead Sciences, Inc. *	1,722,350	180,553,950
Hospira, Inc. *	195,182	12,380,394
Johnson & Johnson	3,192,825	319,729,495
Mallinckrodt plc *	134,700	14,276,853
Merck & Co., Inc.	3,252,814	196,079,628
Mylan, Inc. *	423,051	22,485,161
PerkinElmer, Inc.	141,360	6,461,566
Perrigo Co., plc	160,300	24,323,922
Pfizer, Inc.	7,184,933	224,529,156
Regeneron Pharmaceuticals, Inc. *	85,200	35,499,432
Thermo Fisher Scientific, Inc.	458,737	57,438,460
Vertex Pharmaceuticals, Inc. *	270,900	29,836,926
Waters Corp. *	92,152	10,970,696
Zoetis, Inc.	576,600	24,638,118

		2,033,744,603

Real Estate 2.6%
American Tower Corp.	458,000	44,403,100
Apartment Investment & Management Co., Class A	179,414	7,151,442
AvalonBay Communities, Inc.	150,099	25,965,626
Boston Properties, Inc.	176,476	24,494,869
CBRE Group, Inc., Class A *	307,440	9,942,610
Crown Castle International Corp.	377,400	32,648,874
Equity Residential	410,522	31,860,612
Essex Property Trust, Inc.	74,900	16,931,145
General Growth Properties, Inc.	699,600	21,113,928
HCP, Inc.	527,700	24,954,933
Health Care REIT, Inc.	375,300	30,755,835
Host Hotels & Resorts, Inc.	870,411	19,923,708
Iron Mountain, Inc.	205,202	8,175,248
Kimco Realty Corp.	457,459	12,648,741
Plum Creek Timber Co., Inc.	203,177	9,045,440
Prologis, Inc.	581,689	26,257,441
Public Storage	164,778	33,094,013
Simon Property Group, Inc.	353,353	70,197,107
The Macerich Co.	166,200	14,294,862
Ventas, Inc.	368,200	29,386,042
Vornado Realty Trust	193,956	21,420,501
Weyerhaeuser Co.	596,940	21,400,299

		536,066,376

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 4.5%
Amazon.com, Inc. *	433,180	153,575,305
AutoNation, Inc. *	91,733	5,469,122
AutoZone, Inc. *	36,498	21,787,846
Bed Bath & Beyond, Inc. *	210,569	15,744,244
Best Buy Co., Inc.	327,357	11,522,966
CarMax, Inc. *	239,200	14,854,320
Dollar General Corp. *	350,300	23,491,118
Dollar Tree, Inc. *	230,600	16,395,660
Expedia, Inc.	114,513	9,840,102
Family Dollar Stores, Inc.	110,830	8,434,163
GameStop Corp., Class A (b)	119,100	4,198,275
Genuine Parts Co.	178,638	16,602,616
Kohl’s Corp.	231,910	13,849,665
L Brands, Inc.	278,435	23,563,954
Lowe’s Cos., Inc.	1,114,488	75,517,707
Macy’s, Inc.	400,126	25,560,049
Netflix, Inc. *	69,400	30,660,920
Nordstrom, Inc.	164,796	12,557,455
O’Reilly Automotive, Inc. *	116,800	21,883,648
PetSmart, Inc.	106,900	8,734,265
Ross Stores, Inc.	238,100	21,836,151
Staples, Inc.	715,869	12,205,566
Target Corp.	731,708	53,861,026
The Gap, Inc.	294,662	12,137,128
The Home Depot, Inc.	1,505,550	157,209,531
The Priceline Group, Inc. *	59,915	60,482,994
The TJX Cos., Inc.	789,406	52,053,432
Tiffany & Co.	125,428	10,867,082
Tractor Supply Co.	150,000	12,175,500
TripAdvisor, Inc. *	129,813	8,698,769
Urban Outfitters, Inc. *	111,100	3,872,946

		919,643,525

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	358,646	11,808,420
Analog Devices, Inc.	348,154	18,140,564
Applied Materials, Inc.	1,396,972	31,906,840
Avago Technologies Ltd.	288,100	29,639,728
Broadcom Corp., Class A	613,818	26,047,367
First Solar, Inc. *	77,300	3,271,336
Intel Corp.	5,518,605	182,334,709
KLA-Tencor Corp.	185,081	11,376,929
Lam Research Corp.	181,374	13,864,229
Linear Technology Corp.	282,568	12,698,606
Microchip Technology, Inc.	240,423	10,843,077
Micron Technology, Inc. *	1,209,275	35,389,433
NVIDIA Corp.	601,582	11,553,382
Texas Instruments, Inc.	1,211,454	64,752,216
Xilinx, Inc.	287,363	11,085,028

		474,711,864

Software & Services 10.1%
Accenture plc, Class A	717,600	60,299,928
Adobe Systems, Inc. *	548,376	38,457,609
Akamai Technologies, Inc. *	202,841	11,796,218
Alliance Data Systems Corp. *	72,500	20,940,175
Autodesk, Inc. *	269,681	14,564,122
Automatic Data Processing, Inc.	556,673	45,942,223
CA, Inc.	370,925	11,239,028
Citrix Systems, Inc. *	179,208	10,619,866
Cognizant Technology Solutions Corp., Class A *	691,296	37,419,852
Computer Sciences Corp.	162,140	9,838,655
eBay, Inc. *	1,289,069	68,320,657
Electronic Arts, Inc. *	357,392	19,606,525
Facebook, Inc., Class A *	2,385,500	181,083,305
Fidelity National Information Services, Inc.	317,934	19,848,620
Fiserv, Inc. *	280,704	20,359,461
Google, Inc., Class A *	324,412	174,387,671
Google, Inc., Class C *	325,658	174,070,714
International Business Machines Corp.	1,050,390	161,035,291
Intuit, Inc.	328,309	28,503,787
MasterCard, Inc., Class A	1,119,290	91,815,359
Microsoft Corp.	9,403,831	379,914,772
Oracle Corp.	3,690,986	154,615,404
Paychex, Inc.	371,965	16,835,136
Red Hat, Inc. *	210,100	13,402,279
salesforce.com, Inc. *	663,065	37,430,019
Symantec Corp.	793,750	19,661,188
Teradata Corp. *	185,071	8,246,764
The Western Union Co.	572,625	9,734,625
Total System Services, Inc.	177,100	6,264,027
VeriSign, Inc. *	126,725	6,903,978
Visa, Inc., Class A	557,500	142,112,325
Xerox Corp.	1,208,366	15,914,180
Yahoo! Inc. *	1,012,455	44,537,895

		2,055,721,658

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	362,300	19,459,133
Apple, Inc.	6,693,515	784,212,217
Cisco Systems, Inc.	5,835,828	153,861,605
Corning, Inc.	1,445,287	34,354,472
EMC Corp.	2,340,345	60,685,146
F5 Networks, Inc. *	82,400	9,197,488
FLIR Systems, Inc.	149,700	4,520,940
Harris Corp.	117,000	7,854,210
Hewlett-Packard Co.	2,132,108	77,033,062
Juniper Networks, Inc.	443,265	10,075,414
Motorola Solutions, Inc.	236,222	14,742,615
NetApp, Inc.	345,774	13,070,257
QUALCOMM, Inc.	1,898,065	118,553,140
SanDisk Corp.	247,324	18,774,365
Seagate Technology plc	365,400	20,623,176
TE Connectivity Ltd.	468,700	31,116,993
Western Digital Corp.	251,600	24,463,068

		1,402,597,301

Telecommunication Services 2.3%
AT&T, Inc.	5,911,736	194,614,349
CenturyLink, Inc.	645,643	23,998,550
Frontier Communications Corp.	1,102,945	7,406,276
Level 3 Communications, Inc. *	329,800	16,404,252
Verizon Communications, Inc.	4,731,378	216,271,289
Windstream Holdings, Inc.	676,274	5,376,378

		464,071,094

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 2.2%
C.H. Robinson Worldwide, Inc.	168,095	11,971,726
CSX Corp.	1,148,591	38,248,080
Delta Air Lines, Inc.	945,400	44,726,874
Expeditors International of Washington, Inc.	216,900	9,474,192
FedEx Corp.	300,568	50,829,055
Kansas City Southern	129,400	14,245,646
Norfolk Southern Corp.	357,892	36,494,247
Ryder System, Inc.	60,702	5,025,519
Southwest Airlines Co.	780,136	35,246,544
Union Pacific Corp.	1,013,750	118,821,638
United Parcel Service, Inc., Class B	793,518	78,431,319

		443,514,840

Utilities 3.4%
AES Corp.	781,249	9,546,863
AGL Resources, Inc.	129,640	7,309,103
Ameren Corp.	287,020	12,996,266
American Electric Power Co., Inc.	557,802	35,035,544
CenterPoint Energy, Inc.	514,366	11,876,711
CMS Energy Corp.	317,784	11,989,990
Consolidated Edison, Inc.	330,165	22,873,831
Dominion Resources, Inc.	670,064	51,521,221
DTE Energy Co.	202,612	18,166,192
Duke Energy Corp.	803,699	70,034,331
Edison International	369,493	25,180,948
Entergy Corp.	209,653	18,346,734
Exelon Corp.	976,193	35,181,996
FirstEnergy Corp.	488,694	19,709,029
Integrys Energy Group, Inc.	86,594	7,022,773
NextEra Energy, Inc.	502,038	54,842,631
NiSource, Inc.	349,362	15,113,400
Northeast Utilities	359,500	19,981,010
NRG Energy, Inc.	378,600	9,336,276
Pepco Holdings, Inc.	275,800	7,570,710
PG&E Corp.	550,506	32,375,258
Pinnacle West Capital Corp.	125,361	8,797,835
PPL Corp.	758,470	26,925,685
Public Service Enterprise Group, Inc.	582,070	24,842,748
SCANA Corp.	157,500	10,043,775
Sempra Energy	260,569	29,162,882
TECO Energy, Inc.	273,819	5,840,559
The Southern Co.	1,034,325	52,460,964
Wisconsin Energy Corp.	249,900	13,936,923
Xcel Energy, Inc.	591,586	22,202,223

		690,224,411

Total Common Stock
(Cost $11,633,473,145)		20,188,181,807

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	17,367,929	17,367,929

Total Other Investment Company
(Cost $17,367,929)		17,367,929

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposits 0.7%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	841,873	841,873
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/02/15	147,931,132	147,931,132

		148,773,005

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 03/19/15 (c)(d)	700,000	699,998
0.01%, 03/19/15 (c)(d)	2,550,000	2,549,975
0.02%, 03/19/15 (c)(d)	6,380,000	6,379,998

		9,629,971

Total Short-Term Investments
(Cost $158,402,795)		158,402,976

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $11,850,412,200 and the unrealized appreciation and depreciation were $9,088,630,196 and ($575,089,684), respectively, with a net unrealized appreciation of $8,513,540,512.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $17,049,722.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 03/20/15	1,750	173,985,000	(2,275,967)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 7

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$20,188,181,807	$—	$—	$20,188,181,807
Other Investment Company[1]	17,367,929	—	—	17,367,929
Short-Term Investments[1]	—	158,402,976	—	158,402,976

Total	$20,205,549,736	$158,402,976	$—	$20,363,952,712

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($2,275,967)	$—	$—	($2,275,967)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46816JAN15

8

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	1,730,413,929	2,455,547,507
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
4.8%	Other Investment Company	118,862,485	118,862,485
0.8%	Short-Term Investments	20,581,432	20,581,452

104.8%	Total Investments	1,870,178,760	2,595,312,358
(4.8%)	Other Assets and Liabilities, Net		(119,166,616)

100.0%	Net Assets		2,476,145,742

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	101,100	2,461,785
Cooper Tire & Rubber Co.	83,499	2,904,930
Cooper-Standard Holding, Inc. *	20,100	1,050,225
Dana Holding Corp.	244,100	5,094,367
Dorman Products, Inc. *	40,100	1,833,773
Drew Industries, Inc. *	34,800	1,749,744
Federal-Mogul Holdings Corp. *	42,300	572,319
Fox Factory Holding Corp. *	14,100	214,179
Fuel Systems Solutions, Inc. *	22,300	239,502
Gentherm, Inc. *	52,600	1,934,628
Modine Manufacturing Co. *	73,100	891,089
Motorcar Parts of America, Inc. *	26,100	681,732
Remy International, Inc.	44,000	935,880
Shiloh Industries, Inc. *	12,600	154,098
Spartan Motors, Inc.	44,700	232,887
Standard Motor Products, Inc.	28,800	1,050,048
Stoneridge, Inc. *	42,600	537,612
Strattec Security Corp.	5,100	321,300
Superior Industries International, Inc.	37,500	684,375
Tenneco, Inc. *	85,436	4,393,119
Tower International, Inc. *	30,200	714,834
Winnebago Industries, Inc.	36,600	727,974

		29,380,400

Banks 9.0%
1st Source Corp.	23,821	708,198
American National Bankshares, Inc.	10,700	230,264
Ameris Bancorp	38,000	916,940
Ames National Corp.	15,500	372,465
Anchor BanCorp Wisconsin, Inc. *	7,800	261,300
Arrow Financial Corp.	14,430	368,975
Astoria Financial Corp.	130,200	1,592,346
Banc of California, Inc.	43,600	446,900
BancFirst Corp.	10,116	583,289
Banco Latinoamericano de Comercio Exterior, S.A., Class E	39,957	1,113,602
BancorpSouth, Inc.	132,500	2,630,125
Bank Mutual Corp.	40,600	258,622
Bank of Marin Bancorp	9,100	445,991
Bank of the Ozarks, Inc.	116,900	3,791,067
BankFinancial Corp.	28,200	318,942
Banner Corp.	29,700	1,199,286
BBCN Bancorp, Inc.	114,300	1,480,185
BBX Capital Corp., Class A *	10,300	145,642
Beneficial Bancorp, Inc. *	48,948	528,149
Berkshire Hills Bancorp, Inc.	38,700	963,630
Blue Hills Bancorp, Inc. *	34,000	451,860
BNC Bancorp	32,787	523,936
BofI Holding, Inc. *	20,800	1,754,688
Boston Private Financial Holdings, Inc.	116,000	1,276,000
Bridge Bancorp, Inc.	16,100	397,348
Bridge Capital Holdings *	12,200	266,570
Brookline Bancorp, Inc.	105,522	1,013,011
Bryn Mawr Bank Corp.	19,300	562,595
C1 Financial, Inc. *(c)	6,700	112,426
Camden National Corp.	10,300	382,748
Capital Bank Financial Corp., Class A *	35,300	862,026
Capital City Bank Group, Inc.	15,300	229,500
Capitol Federal Financial, Inc.	210,000	2,616,600
Cardinal Financial Corp.	48,200	858,442
Cascade Bancorp *	55,003	254,114
Cathay General Bancorp	107,222	2,561,534
Centerstate Banks, Inc.	52,100	573,621
Central Pacific Financial Corp.	25,100	526,598
Century Bancorp, Inc., Class A	4,700	182,266
Charter Financial Corp.	24,859	278,421
Chemical Financial Corp.	50,231	1,424,551
Citizens & Northern Corp.	16,300	315,079
City Holding Co.	22,100	935,493
Clifton Bancorp, Inc.	38,861	515,297
CNB Financial Corp.	20,700	351,900
CoBiz Financial, Inc.	49,300	537,370
Columbia Banking System, Inc.	77,500	1,970,825
Community Bank System, Inc.	53,322	1,793,219
Community Trust Bancorp, Inc.	21,780	687,812
CommunityOne Bancorp *	13,700	133,712
ConnectOne Bancorp, Inc.	32,060	589,904
CU Bancorp *	13,400	272,288
Customers Bancorp, Inc. *	37,450	735,892
CVB Financial Corp.	155,319	2,269,211

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dime Community Bancshares, Inc.	50,600	746,856
Eagle Bancorp, Inc. *	34,480	1,179,216
Enterprise Bancorp, Inc.	13,914	284,541
Enterprise Financial Services Corp.	28,000	535,080
ESB Financial Corp.	20,040	334,868
Essent Group Ltd. *	65,200	1,525,028
EverBank Financial Corp.	133,700	2,333,065
F.N.B. Corp.	256,137	3,073,644
FCB Financial Holdings, Inc., Class A *	8,300	187,497
Federal Agricultural Mortgage Corp., Class C	15,800	435,290
Fidelity Southern Corp.	28,448	434,970
Financial Institutions, Inc.	18,500	407,555
First Bancorp (North Carolina)	31,600	524,560
First BanCorp (Puerto Rico) *	152,900	839,421
First Bancorp, Inc.	12,096	200,552
First Busey Corp.	103,200	635,712
First Business Financial Services, Inc.	5,800	253,866
First Citizens BancShares, Inc., Class A	13,861	3,382,777
First Commonwealth Financial Corp.	144,929	1,143,490
First Community Bancshares, Inc.	24,600	385,974
First Connecticut Bancorp, Inc.	23,900	352,525
First Defiance Financial Corp.	13,000	395,980
First Financial Bancorp	88,789	1,466,794
First Financial Bankshares, Inc. (c)	92,262	2,278,871
First Financial Corp.	17,700	573,657
First Financial Northwest, Inc.	22,000	263,780
First Interstate BancSystem, Inc., Class A	28,833	689,109
First Merchants Corp.	50,700	1,107,288
First Midwest Bancorp, Inc.	112,863	1,738,090
First NBC Bank Holding Co. *	21,900	678,024
FirstMerit Corp.	228,315	3,740,941
Flagstar Bancorp, Inc. *	28,300	402,143
Flushing Financial Corp.	47,500	859,750
Fox Chase Bancorp, Inc.	19,500	316,680
German American Bancorp, Inc.	20,700	579,600
Glacier Bancorp, Inc.	109,611	2,441,037
Great Southern Bancorp, Inc.	13,600	491,232
Great Western Bancorp, Inc. *	26,600	537,320
Green Bancorp, Inc. *	7,000	74,200
Guaranty Bancorp	20,920	279,910
Hampton Roads Bankshares, Inc. *	74,100	120,042
Hancock Holding Co.	117,649	3,071,815
Hanmi Financial Corp.	45,900	911,574
Heartland Financial USA, Inc.	24,500	676,690
Heritage Commerce Corp.	27,900	233,244
Heritage Financial Corp.	45,545	706,858
Heritage Oaks Bancorp	27,600	211,968
Hilltop Holdings, Inc. *	109,373	1,985,120
Home BancShares, Inc.	79,380	2,351,236
Home Loan Servicing Solutions Ltd.	98,700	1,190,322
HomeStreet, Inc.	24,822	438,356
HomeTrust Bancshares, Inc. *	29,400	454,230
Horizon Bancorp	12,400	277,512
Hudson Valley Holding Corp.	20,000	493,400
Iberiabank Corp.	44,800	2,446,528
Independent Bank Corp., Massachusetts	36,100	1,365,663
Independent Bank Corp., Michigan	33,600	413,280
Independent Bank Group, Inc.	13,400	418,214
International Bancshares Corp.	77,900	1,753,529
Investors Bancorp, Inc.	517,991	5,703,081
Kearny Financial Corp. *	22,000	286,000
Ladder Capital Corp., Class A *	22,800	427,728
Lakeland Bancorp, Inc.	53,497	577,233
Lakeland Financial Corp.	23,200	875,568
LegacyTexas Financial Group, Inc.	57,100	1,131,722
LendingTree, Inc. *	8,300	341,794
Macatawa Bank Corp.	33,800	178,126
MainSource Financial Group, Inc.	33,544	644,045
MB Financial, Inc.	97,046	2,757,077
Mercantile Bank Corp.	25,300	480,700
Merchants Bancshares, Inc.	9,946	266,254
Meridian Bancorp, Inc. *	28,891	335,424
Meta Financial Group, Inc.	7,800	261,066
Metro Bancorp, Inc. *	23,269	592,429
MGIC Investment Corp. *	491,245	4,185,407
MidSouth Bancorp, Inc.	10,200	142,188
MidWestOne Financial Group, Inc.	9,300	260,586
National Bank Holdings Corp., Class A	48,000	885,600
National Bankshares, Inc.	9,300	271,746
National Penn Bancshares, Inc.	177,978	1,726,387
NBT Bancorp, Inc.	62,323	1,434,052
NewBridge Bancorp *	49,300	386,512
NMI Holdings, Inc., Class A *	74,100	570,570
Northfield Bancorp, Inc.	78,586	1,131,638
Northrim BanCorp, Inc.	8,900	184,497
Northwest Bancshares, Inc.	140,909	1,662,726
OceanFirst Financial Corp.	19,600	317,520
OFG Bancorp	64,500	1,038,450
Old Line Bancshares, Inc.	12,300	177,612
Old National Bancorp	165,283	2,216,445
Opus Bank *	7,500	195,750
Oritani Financial Corp.	67,950	958,774
Pacific Continental Corp.	24,700	312,208
Pacific Premier Bancorp, Inc. *	24,400	362,584
Palmetto Bancshares, Inc.	7,300	119,282
Park National Corp.	18,853	1,515,970
Park Sterling Corp.	62,100	416,070
Peapack-Gladstone Financial Corp.	17,700	315,591
Penns Woods Bancorp, Inc.	7,100	315,311
PennyMac Financial Services, Inc., Class A *	18,200	327,964
Peoples Bancorp, Inc.	14,100	322,185
Peoples Financial Services Corp. (c)	11,100	500,943
Pinnacle Financial Partners, Inc.	51,932	1,866,436
Preferred Bank	16,100	420,371
PrivateBancorp, Inc.	105,076	3,188,006

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Prosperity Bancshares, Inc.	100,283	4,591,959
Provident Financial Services, Inc.	89,751	1,558,077
Radian Group, Inc.	279,940	4,411,854
Renasant Corp.	48,181	1,260,415
Republic Bancorp, Inc., Class A	13,300	303,107
Republic First Bancorp, Inc. *	45,400	155,722
S&T Bancorp, Inc.	38,381	1,055,094
Sandy Spring Bancorp, Inc.	32,500	803,725
Seacoast Banking Corp of Florida *	26,520	335,743
ServisFirst Bancshares, Inc.	4,200	127,680
Sierra Bancorp	15,900	251,856
Simmons First National Corp., Class A	21,600	808,272
South State Corp.	35,763	2,135,409
Southside Bancshares, Inc.	34,983	955,036
Southwest Bancorp, Inc.	32,600	497,476
Square 1 Financial, Inc., Class A *	8,800	204,688
State Bank Financial Corp.	43,400	792,484
Sterling Bancorp	121,067	1,595,663
Stock Yards Bancorp, Inc.	23,620	727,496
Stonegate Bank	14,600	405,734
Stonegate Mortgage Corp. *(c)	21,000	211,260
Suffolk Bancorp	16,500	379,500
Sun Bancorp, Inc. *	10,080	184,464
Susquehanna Bancshares, Inc.	269,392	3,397,033
Talmer Bancorp, Inc., Class A	26,700	360,984
Territorial Bancorp, Inc.	7,400	160,876
Texas Capital Bancshares, Inc. *	65,600	2,679,760
The Bancorp, Inc. *	52,100	443,892
The Bank of Kentucky Financial Corp.	8,300	368,852
The First of Long Island Corp.	19,500	454,545
Tompkins Financial Corp.	23,042	1,181,363
Towne Bank	64,799	940,233
Trico Bancshares	31,100	726,185
TriState Capital Holdings, Inc. *	32,400	306,504
Triumph Bancorp, Inc. *	6,900	89,700
TrustCo Bank Corp.	147,155	946,207
Trustmark Corp.	99,977	2,135,509
UMB Financial Corp.	55,400	2,688,008
Umpqua Holdings Corp.	229,621	3,561,422
Union Bankshares Corp.	69,268	1,385,360
United Bankshares, Inc.	101,348	3,426,576
United Community Banks, Inc.	73,400	1,285,234
United Community Financial Corp.	71,100	383,940
United Financial Bancorp, Inc.	79,107	984,091
Univest Corp. of Pennsylvania	22,500	416,700
Valley National Bancorp	332,370	3,017,920
Walker & Dunlop, Inc. *	26,200	465,050
Washington Federal, Inc.	148,700	2,953,182
Washington Trust Bancorp, Inc.	21,000	769,020
Waterstone Financial, Inc.	50,504	640,391
Webster Financial Corp.	127,500	3,892,575
WesBanco, Inc.	39,298	1,186,014
West Bancorp, Inc.	20,800	340,288
Westamerica Bancorp	38,600	1,570,248
Western Alliance Bancorp *	108,652	2,793,443
Wilshire Bancorp, Inc.	98,300	894,530
Wintrust Financial Corp.	68,255	2,967,045
WSFS Financial Corp.	12,500	923,250
Yadkin Financial Corp. *	32,562	620,632

		221,900,153

Capital Goods 7.8%
AAON, Inc.	61,087	1,332,307
AAR Corp.	55,597	1,593,410
Accuride Corp. *	65,000	286,000
Aceto Corp.	39,200	760,480
Actuant Corp., Class A	95,506	2,207,144
Advanced Drainage Systems, Inc.	21,900	544,653
Aegion Corp. *	54,400	833,408
Aerovironment, Inc. *	26,700	683,253
Aircastle Ltd.	94,800	1,901,688
Alamo Group, Inc.	10,500	473,025
Albany International Corp., Class A	42,100	1,436,873
Altra Industrial Motion Corp.	38,400	981,120
Ameresco, Inc., Class A *	27,700	161,491
American Railcar Industries, Inc.	14,631	734,476
American Science & Engineering, Inc.	12,200	566,080
American Woodmark Corp. *	18,900	777,357
Apogee Enterprises, Inc.	43,400	1,877,484
Applied Industrial Technologies, Inc.	58,566	2,367,823
ARC Group Worldwide, Inc. *(c)	6,000	46,140
Argan, Inc.	19,900	605,159
Astec Industries, Inc.	27,695	984,834
Astronics Corp. *	27,792	1,547,737
AZZ, Inc.	38,800	1,636,972
Barnes Group, Inc.	74,340	2,553,579
Beacon Roofing Supply, Inc. *	72,382	1,714,730
Blount International, Inc. *	66,662	1,033,261
Briggs & Stratton Corp.	69,593	1,281,207
Builders FirstSource, Inc. *	60,900	360,528
CAI International, Inc. *	24,500	513,765
Capstone Turbine Corp. *(c)	483,600	299,880
Chart Industries, Inc. *	45,102	1,285,407
CIRCOR International, Inc.	26,300	1,298,957
CLARCOR, Inc.	71,900	4,495,907
Columbus McKinnon Corp.	30,600	766,530
Comfort Systems USA, Inc.	57,000	949,050
Commercial Vehicle Group, Inc. *	33,500	185,255
Continental Building Products, Inc. *	20,200	338,148
Cubic Corp.	30,215	1,579,942
Curtiss-Wright Corp.	69,482	4,622,637
DigitalGlobe, Inc. *	110,735	2,977,664
Douglas Dynamics, Inc.	30,400	613,776
Ducommun, Inc. *	15,100	392,147
DXP Enterprises, Inc. *	19,000	779,380
Dycom Industries, Inc. *	50,500	1,555,905
Dynamic Materials Corp.	23,217	328,753
EMCOR Group, Inc.	99,500	4,015,820
Encore Wire Corp.	27,495	842,172
Energy Recovery, Inc. *(c)	61,300	202,290
EnerSys	65,778	3,840,120
Engility Holdings, Inc. *	26,589	1,060,901
Enphase Energy, Inc. *	25,997	322,103
EnPro Industries, Inc. *	32,400	1,922,292

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Erickson, Inc. *(c)	5,400	38,070
ESCO Technologies, Inc.	37,669	1,356,837
Esterline Technologies Corp. *	46,000	5,156,140
Federal Signal Corp.	94,400	1,441,488
Franklin Electric Co., Inc.	70,936	2,426,721
FreightCar America, Inc.	16,000	373,440
FuelCell Energy, Inc. *(c)	330,000	396,000
Furmanite Corp. *	59,700	437,601
GenCorp, Inc. *	89,400	1,501,920
Generac Holdings, Inc. *	99,446	4,349,768
General Cable Corp.	64,300	735,592
General Finance Corp. *	16,200	120,366
Gibraltar Industries, Inc. *	46,000	696,440
Global Brass & Copper Holdings, Inc.	31,300	410,969
Global Power Equipment Group, Inc.	23,600	290,988
GrafTech International Ltd. *	176,400	640,332
Graham Corp.	15,200	314,488
Granite Construction, Inc.	58,000	1,976,640
Great Lakes Dredge & Dock Corp. *	85,200	662,004
Griffon Corp.	49,094	721,191
H&E Equipment Services, Inc.	46,100	808,594
Harsco Corp.	118,500	1,749,060
HEICO Corp.	94,805	5,752,767
Hillenbrand, Inc.	92,100	2,892,861
Houston Wire & Cable Co.	23,800	263,466
Hurco Cos., Inc.	8,600	301,688
Hyster-Yale Materials Handling, Inc.	15,554	974,458
Insteel Industries, Inc.	22,000	449,240
John Bean Technologies Corp.	39,100	1,180,429
Kadant, Inc.	16,500	655,710
Kaman Corp.	39,349	1,496,049
Kratos Defense & Security Solutions, Inc. *	62,600	304,236
L.B. Foster Co., Class A	14,500	687,445
Layne Christensen Co. *	28,311	229,036
Lindsay Corp. (c)	18,166	1,569,906
LMI Aerospace, Inc. *	12,300	174,660
LSI Industries, Inc.	34,500	253,230
Lydall, Inc. *	26,600	732,830
Manitex International, Inc. *	17,500	191,450
Masonite International Corp. *	43,200	2,709,504
MasTec, Inc. *	93,273	1,727,416
Meritor, Inc. *	137,500	1,760,000
Miller Industries, Inc.	15,800	319,160
Moog, Inc., Class A *	59,105	4,155,082
Mueller Industries, Inc.	78,748	2,471,900
Mueller Water Products, Inc., Class A	228,800	2,340,624
MYR Group, Inc. *	33,000	825,990
National Presto Industries, Inc. (c)	7,100	447,300
NCI Building Systems, Inc. *	41,200	635,716
Neff Corp., Class A *	11,200	103,712
NN, Inc.	26,700	615,435
Norcraft Cos, Inc. *	10,700	220,634
Nortek, Inc. *	14,128	1,078,390
Northwest Pipe Co. *	15,513	371,226
Omega Flex, Inc.	5,672	177,931
Orbital Sciences Corp. *	85,436	2,399,897
Orion Marine Group, Inc. *	36,200	330,506
Patrick Industries, Inc. *	12,000	516,000
PGT, Inc. *	69,300	595,287
Plug Power, Inc. *(c)	245,100	654,417
Ply Gem Holdings, Inc. *	32,400	408,240
Polypore International, Inc. *	66,100	2,955,992
Powell Industries, Inc.	13,000	507,130
Power Solutions International, Inc. *	6,600	291,852
PowerSecure International, Inc. *	31,100	292,340
Preformed Line Products Co.	3,300	157,773
Primoris Services Corp.	56,900	1,068,582
Proto Labs, Inc. *	33,200	2,137,748
Quanex Building Products Corp.	55,404	1,043,257
Raven Industries, Inc.	53,000	1,136,320
RBC Bearings, Inc.	33,500	1,944,340
Revolution Lighting Technologies, Inc. *(c)	42,300	48,222
Rexnord Corp. *	107,742	2,666,615
Rush Enterprises, Inc., Class A *	46,987	1,315,636
SIFCO Industries, Inc.	3,700	107,263
Simpson Manufacturing Co., Inc.	60,494	1,974,524
Sparton Corp. *	14,600	342,808
Standex International Corp.	18,200	1,275,638
Sterling Construction Co., Inc. *	22,000	76,340
Stock Building Supply Holdings, Inc. *	21,400	333,412
Sun Hydraulics Corp.	32,750	1,186,860
TAL International Group, Inc. *	50,300	2,044,695
TASER International, Inc. *	76,900	2,077,069
TCP International Holdings Ltd. *	16,300	103,179
Teledyne Technologies, Inc. *	53,771	5,110,396
Tennant Co.	25,388	1,655,552
Textainer Group Holdings Ltd.	30,231	991,879
The ExOne Co. *(c)	14,600	209,510
The Gorman-Rupp Co.	29,031	827,674
The Greenbrier Cos., Inc. (c)	40,500	2,103,165
The KEYW Holding Corp. *(c)	45,400	403,606
Thermon Group Holdings, Inc. *	46,800	957,060
Titan International, Inc.	64,600	577,524
Titan Machinery, Inc. *(c)	23,200	327,816
Trex Co., Inc. *	47,972	2,040,249
TriMas Corp. *	67,000	1,808,330
Tutor Perini Corp. *	54,030	1,172,991
Twin Disc, Inc.	11,300	181,930
Universal Forest Products, Inc.	30,262	1,514,916
Vicor Corp. *	26,200	282,174
Wabash National Corp. *	98,800	1,232,036
Watsco, Inc.	37,500	4,082,250
Watts Water Technologies, Inc., Class A	40,518	2,375,570
Woodward, Inc.	94,774	4,227,868
Xerium Technologies, Inc. *	15,600	240,084

		193,459,672

Commercial & Professional Supplies 3.5%
ABM Industries, Inc.	82,409	2,379,148
Acacia Research Corp.	72,500	907,700
ACCO Brands Corp. *	170,185	1,347,865
ARC Document Solutions, Inc. *	64,500	591,465

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Barrett Business Services, Inc.	10,200	312,630
Brady Corp., Class A	69,929	1,830,042
Casella Waste Systems, Inc., Class A *	52,000	198,120
CBIZ, Inc. *	64,100	530,748
CDI Corp.	19,400	329,606
Ceco Environmental Corp.	32,152	441,125
Cenveo, Inc. *(c)	73,800	145,386
Civeo Corp.	132,900	389,397
Corporate Resource Services, Inc. *(c)	36,000	21,964
CRA International, Inc. *	14,500	428,185
Deluxe Corp.	71,446	4,638,989
Ennis, Inc.	38,200	509,588
Exponent, Inc.	17,700	1,418,478
Franklin Covey Co. *	17,900	323,453
FTI Consulting, Inc. *	60,600	2,464,602
G&K Services, Inc., Class A	29,830	2,091,083
GP Strategies Corp. *	20,376	680,151
Healthcare Services Group, Inc.	102,425	3,227,412
Heidrick & Struggles International, Inc.	24,100	534,056
Heritage-Crystal Clean, Inc. *	16,900	215,475
Herman Miller, Inc.	88,300	2,565,115
Hill International, Inc. *	35,300	134,846
HNI Corp.	65,800	3,240,650
Huron Consulting Group, Inc. *	34,800	2,617,656
ICF International, Inc. *	28,200	1,053,552
InnerWorkings, Inc. *	46,200	237,006
Insperity, Inc.	33,210	1,392,827
Interface, Inc.	97,500	1,531,725
Kelly Services, Inc., Class A	38,323	647,659
Kforce, Inc.	33,100	774,540
Kimball International, Inc., Class B	42,999	372,801
Knoll, Inc.	73,803	1,512,223
Korn/Ferry International *	74,261	2,116,439
Matthews International Corp., Class A	42,559	1,971,758
McGrath RentCorp	32,735	994,489
Mistras Group, Inc. *	26,414	530,921
Mobile Mini, Inc.	68,568	2,489,018
MSA Safety, Inc.	43,089	1,881,266
Multi-Color Corp.	18,500	1,077,070
Navigant Consulting, Inc. *	72,548	1,046,868
NL Industries, Inc.	8,900	62,389
On Assignment, Inc. *	79,700	2,799,861
Paylocity Holding Corp. *	12,300	289,788
Pendrell Corp. *	230,900	300,170
Performant Financial Corp. *	43,700	216,752
Quad Graphics, Inc.	41,700	835,668
Quest Resource Holding Corp. *(c)	19,000	23,750
Resources Connection, Inc.	55,350	924,345
RPX Corp. *	77,800	960,830
SP Plus Corp. *	21,200	473,184
Steelcase, Inc., Class A	116,242	1,962,165
Team, Inc. *	26,700	1,018,338
Tetra Tech, Inc.	90,000	2,072,700
The Advisory Board Co. *	60,538	2,838,021
The Brink’s Co.	72,300	1,620,243
The Corporate Executive Board Co.	48,522	3,324,727
TriNet Group, Inc. *	23,100	766,227
TrueBlue, Inc. *	61,576	1,358,367
UniFirst Corp.	21,035	2,442,795
United Stationers, Inc.	57,734	2,327,258
US Ecology, Inc.	31,200	1,293,552
Viad Corp.	30,396	820,084
VSE Corp.	5,500	398,035
WageWorks, Inc. *	51,500	2,834,560
West Corp.	56,500	1,847,550

		87,956,456

Consumer Durables & Apparel 2.7%
Arctic Cat, Inc.	18,800	632,056
Beazer Homes USA, Inc. *	38,540	608,932
Black Diamond, Inc. *	36,700	233,412
Brunswick Corp.	133,600	7,251,808
Callaway Golf Co.	106,169	866,339
Cavco Industries, Inc. *	13,000	955,630
Century Communities, Inc. *	6,900	111,090
Columbia Sportswear Co.	40,600	1,725,500
Crocs, Inc. *	121,900	1,292,140
CSS Industries, Inc.	13,400	364,480
Culp, Inc.	12,000	241,080
Escalade, Inc.	14,500	220,980
Ethan Allen Interiors, Inc.	38,179	1,039,232
Flexsteel Industries, Inc.	6,200	184,760
G-III Apparel Group Ltd. *	28,055	2,726,946
Helen of Troy Ltd. *	42,000	3,159,240
Hovnanian Enterprises, Inc., Class A *	161,300	554,872
Iconix Brand Group, Inc. *	67,200	2,233,728
Installed Building Products, Inc. *	12,800	228,480
iRobot Corp. *(c)	44,245	1,395,930
JAKKS Pacific, Inc. *(c)	36,400	219,128
Johnson Outdoors, Inc., Class A	8,500	255,000
KB Home (c)	125,600	1,564,976
La-Z-Boy, Inc.	72,800	1,943,032
LeapFrog Enterprises, Inc. *	90,800	216,104
LGI Homes, Inc. *(c)	21,000	276,570
Libbey, Inc.	29,679	970,800
Lifetime Brands, Inc.	12,400	195,672
M.D.C. Holdings, Inc.	53,600	1,340,000
M/I Homes, Inc. *	34,500	712,080
Malibu Boats, Inc., Class A *	12,300	268,386
Marine Products Corp.	13,700	99,051
Meritage Homes Corp. *	55,585	2,023,850
Movado Group, Inc.	27,200	653,616
NACCO Industries, Inc., Class A	7,777	428,124
Nautilus, Inc. *	44,200	629,408
Oxford Industries, Inc.	19,596	1,096,200
Perry Ellis International, Inc. *	16,800	401,688
Quiksilver, Inc. *	206,300	385,781
Sequential Brands Group, Inc. *(c)	24,800	256,680
Skechers U.S.A., Inc., Class A *	56,078	3,384,307
Skullcandy, Inc. *	22,200	222,444
Smith & Wesson Holding Corp. *	80,900	995,070
Standard Pacific Corp. *	209,500	1,470,690
Steven Madden Ltd. *	85,550	2,937,787

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sturm, Ruger & Co., Inc. (c)	29,100	1,175,640
The Dixie Group, Inc. *	22,000	177,760
The New Home Co., Inc. *	16,049	226,131
The Ryland Group, Inc.	68,400	2,746,260
TRI Pointe Homes, Inc. *	214,600	3,075,218
Tumi Holdings, Inc. *	73,300	1,661,711
Turtle Beach Corp. *	11,000	24,420
UCP, Inc., Class A *	11,100	99,900
Unifi, Inc. *	21,300	686,499
Universal Electronics, Inc. *	22,100	1,408,654
Vera Bradley, Inc. *	30,900	589,263
Vince Holding Corp. *	16,700	391,615
WCI Communities, Inc. *	17,200	332,132
William Lyon Homes, Class A *	25,700	490,356
Wolverine World Wide, Inc.	145,772	4,103,482

		66,162,120

Consumer Services 4.2%
2U, Inc. *	15,100	268,629
American Public Education, Inc. *	25,200	845,964
Ascent Capital Group, Inc., Class A *	19,700	833,507
Belmond Ltd., Class A *	143,700	1,579,263
Biglari Holdings, Inc. *	2,410	997,668
BJ’s Restaurants, Inc. *	30,500	1,350,845
Bloomin’ Brands, Inc. *	113,200	2,797,738
Bob Evans Farms, Inc.	36,246	2,043,187
Boyd Gaming Corp. *	113,800	1,486,228
Bravo Brio Restaurant Group, Inc. *	28,900	380,035
Bridgepoint Education, Inc. *	16,800	165,816
Bright Horizons Family Solutions, Inc. *	45,000	2,184,750
Buffalo Wild Wings, Inc. *	27,268	4,862,430
Caesars Acquisition Co., Class A *	67,100	525,393
Caesars Entertainment Corp. *(c)	75,200	818,928
Capella Education Co.	15,800	1,074,242
Career Education Corp. *	91,200	508,896
Carriage Services, Inc.	21,800	475,240
Carrols Restaurant Group, Inc. *	51,700	411,532
Chegg, Inc. *(c)	108,100	716,703
Churchill Downs, Inc.	19,314	1,834,637
Chuy’s Holdings, Inc. *	23,100	493,647
ClubCorp Holdings, Inc.	30,000	510,300
Collectors Universe, Inc.	10,100	237,350
Cracker Barrel Old Country Store, Inc.	27,485	3,697,007
Dave & Buster’s Entertainment, Inc. *	10,400	298,896
Del Frisco’s Restaurant Group, Inc. *	34,700	688,101
Denny’s Corp. *	132,500	1,441,600
Diamond Resorts International, Inc. *	51,900	1,472,922
DineEquity, Inc.	24,897	2,657,755
El Pollo Loco Holdings, Inc. *(c)	11,900	306,187
Empire Resorts, Inc. *(c)	22,100	130,390
Famous Dave’s of America, Inc. *	6,900	208,863
Fiesta Restaurant Group, Inc. *	39,300	2,321,451
Grand Canyon Education, Inc. *	65,875	2,886,642
Houghton Mifflin Harcourt Co. *	158,400	3,117,312
Ignite Restaurant Group, Inc. *	9,100	62,244
International Speedway Corp., Class A	39,200	1,140,328
Interval Leisure Group, Inc.	55,600	1,283,248
Intrawest Resorts Holdings, Inc. *	14,100	142,410
Isle of Capri Casinos, Inc. *	27,300	279,552
ITT Educational Services, Inc. *(c)	33,300	242,091
Jack in the Box, Inc.	57,210	4,850,836
Jamba, Inc. *	20,660	339,444
K12, Inc. *	50,400	716,688
Krispy Kreme Doughnuts, Inc. *	90,600	1,763,982
La Quinta Holdings, Inc. *	65,000	1,321,450
Liberty Tax, Inc. *	6,500	234,000
Life Time Fitness, Inc. *	59,977	3,278,942
LifeLock, Inc. *	118,100	1,753,785
Marriott Vacations Worldwide Corp.	38,800	2,968,200
Monarch Casino & Resort, Inc. *	11,900	205,870
Morgans Hotel Group Co. *	38,000	272,460
Nathan’s Famous, Inc. *	3,700	297,628
Noodles & Co. *(c)	15,900	408,630
Papa John’s International, Inc.	44,910	2,849,989
Papa Murphy’s Holdings, Inc. *(c)	11,500	152,835
Penn National Gaming, Inc. *	115,300	1,726,041
Pinnacle Entertainment, Inc. *	84,385	1,784,743
Popeyes Louisiana Kitchen, Inc. *	33,500	1,923,570
Potbelly Corp. *(c)	21,900	307,257
Red Robin Gourmet Burgers, Inc. *	20,000	1,550,000
Regis Corp. *	59,949	944,197
Ruby Tuesday, Inc. *	87,200	524,944
Ruth’s Hospitality Group, Inc.	56,600	821,832
Scientific Games Corp., Class A *	77,100	910,551
Sonic Corp.	79,029	2,392,208
Sotheby’s	86,700	3,689,085
Speedway Motorsports, Inc.	15,784	351,825
Steiner Leisure Ltd. *	20,909	912,050
Strayer Education, Inc. *	16,400	1,098,800
Texas Roadhouse, Inc.	102,296	3,436,123
The Cheesecake Factory, Inc.	73,300	3,848,983
The Habit Restaurants, Inc., Class A *(c)	8,100	267,300
The Marcus Corp.	27,300	514,878
Universal Technical Institute, Inc.	22,900	187,093
Vail Resorts, Inc.	51,571	4,525,871
Weight Watchers International, Inc. *(c)	40,600	672,336
Zoe’s Kitchen, Inc. *(c)	8,600	266,084

		103,850,437

Diversified Financials 2.4%
Arlington Asset Investment Corp., Class A	33,300	883,449
Ashford, Inc. *	1,160	168,200
BGC Partners, Inc., Class A	255,600	2,001,348
Calamos Asset Management, Inc., Class A	24,400	306,220
Cash America International, Inc.	41,570	864,656
CIFC Corp.	12,194	105,722
Cohen & Steers, Inc.	28,128	1,183,626

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consumer Portfolio Services, Inc. *	24,200	135,520
Cowen Group, Inc., Class A *	169,300	704,288
Credit Acceptance Corp. *	9,308	1,467,313
Diamond Hill Investment Group, Inc.	4,100	533,246
Encore Capital Group, Inc. *	37,800	1,406,916
Enova International, Inc. *	38,036	732,193
Evercore Partners, Inc., Class A	49,100	2,350,417
Ezcorp, Inc., Class A *	77,400	797,994
FBR & Co. *	14,036	314,687
Fifth Street Asset Management, Inc. *	3,700	50,172
Financial Engines, Inc.	75,600	2,714,040
First Cash Financial Services, Inc. *	41,400	2,058,408
FXCM, Inc., Class A	66,800	146,960
Gain Capital Holdings, Inc.	34,000	277,100
GAMCO Investors, Inc., Class A	9,700	792,005
GFI Group, Inc.	122,968	689,851
Green Dot Corp., Class A *	43,033	656,253
Greenhill & Co., Inc.	42,729	1,575,846
HFF, Inc., Class A	49,800	1,691,706
INTL FCStone, Inc. *	20,400	393,312
Investment Technology Group, Inc. *	55,265	1,146,749
Janus Capital Group, Inc.	214,834	3,768,188
JG Wentworth Co. *	14,200	135,326
KCG Holdings, Inc., Class A *	67,881	830,185
Ladenburg Thalmann Financial Services, Inc. *	142,600	543,306
Manning & Napier, Inc.	20,900	223,839
MarketAxess Holdings, Inc.	53,860	4,091,744
Marlin Business Services Corp.	11,600	186,180
Medley Management, Inc., Class A (c)	2,900	28,623
Moelis & Co., Class A	10,800	334,800
Nelnet, Inc., Class A	30,500	1,334,070
NewStar Financial, Inc. *	36,500	385,805
Nicholas Financial, Inc. *	13,000	184,990
OM Asset Management plc *	34,200	518,472
Oppenheimer Holdings, Inc., Class A	13,800	272,550
PHH Corp. *	68,963	1,719,937
PICO Holdings, Inc. *	32,300	516,477
Piper Jaffray Cos. *	22,929	1,170,525
PRA Group, Inc. *	71,178	3,524,735
Pzena Investment Management, Inc., Class A	13,700	111,381
RCS Capital Corp., Class A (c)	13,963	131,671
Regional Management Corp. *	15,700	228,121
Resource America, Inc., Class A	16,500	145,035
Safeguard Scientifics, Inc. *	26,900	493,077
Silvercrest Asset Management Group, Inc., Class A	10,000	141,000
Springleaf Holdings, Inc. *	35,200	1,112,320
Stifel Financial Corp. *	94,310	4,446,717
Tiptree Financial, Inc., Class A *	12,500	90,375
Virtus Investment Partners, Inc.	10,500	1,424,115
Walter Investment Management Corp. *(c)	57,403	865,063
Westwood Holdings Group, Inc.	11,500	678,385
WisdomTree Investments, Inc.	156,900	2,733,198
World Acceptance Corp. *(c)	11,900	874,055

		59,392,462

Energy 3.3%
Abraxas Petroleum Corp. *	129,000	381,840
Adams Resources & Energy, Inc.	2,900	168,316
Alon USA Energy, Inc.	40,400	488,032
Alpha Natural Resources, Inc. *(c)	332,200	345,488
American Eagle Energy Corp. *	44,600	23,420
Amyris, Inc. *(c)	41,500	71,380
Approach Resources, Inc. *(c)	57,800	362,406
Arch Coal, Inc. (c)	326,100	302,393
Ardmore Shipping Corp.	26,500	299,980
Aspen Aerogels, Inc. *(c)	12,000	91,920
Basic Energy Services, Inc. *	46,100	271,068
Bill Barrett Corp. *	75,298	768,040
Bonanza Creek Energy, Inc. *	48,100	1,254,448
BPZ Resources, Inc. *	156,600	35,235
Bristow Group, Inc.	49,985	2,784,664
C&J Energy Services, Inc. *	68,600	706,580
Callon Petroleum Co. *	83,800	456,710
CARBO Ceramics, Inc. (c)	29,300	960,454
Carrizo Oil & Gas, Inc. *	64,111	2,891,406
CHC Group Ltd. *	53,100	100,890
Clayton Williams Energy, Inc. *	8,600	480,740
Clean Energy Fuels Corp. *(c)	108,338	451,770
Cloud Peak Energy, Inc. *	92,300	626,717
Comstock Resources, Inc. (c)	71,200	287,648
Contango Oil & Gas Co. *	25,520	767,386
Dawson Geophysical Co.	10,600	114,374
Delek US Holdings, Inc.	87,100	2,687,035
DHT Holdings, Inc.	135,700	997,395
Diamondback Energy, Inc. *	59,203	4,084,415
Dorian LPG Ltd. *	10,700	120,589
Eclipse Resources Corp. *	43,600	270,320
Emerald Oil, Inc. *(c)	81,585	67,145
Energy XXI Ltd. (c)	127,806	375,750
Era Group, Inc. *	28,700	646,324
Evolution Petroleum Corp.	30,500	224,175
EXCO Resources, Inc. (c)	222,774	443,320
Exterran Holdings, Inc.	83,000	2,250,130
FMSA Holdings, Inc. *(c)	30,900	160,371
Forum Energy Technologies, Inc. *	87,400	1,350,330
Frontline Ltd. *(c)	102,700	237,237
FX Energy, Inc. *(c)	75,100	103,638
GasLog Ltd.	61,800	1,080,882
Gastar Exploration, Inc. *	104,600	244,764
Geospace Technologies Corp. *	19,800	474,804
Glori Energy, Inc. *(c)	17,900	57,638
Goodrich Petroleum Corp. *(c)	51,000	128,520
Green Plains, Inc.	54,900	1,285,209
Gulf Island Fabrication, Inc.	21,000	347,970
Gulfmark Offshore, Inc., Class A	39,300	775,389
Halcon Resources Corp. *(c)	382,521	535,529
Hallador Energy Co.	15,600	176,904
Harvest Natural Resources, Inc. *	61,800	38,767
Helix Energy Solutions Group, Inc. *	151,107	2,836,278

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hercules Offshore, Inc. *(c)	231,200	166,464
Hornbeck Offshore Services, Inc. *	54,245	1,204,239
Independence Contract Drilling, Inc. *	11,200	54,096
ION Geophysical Corp. *	155,300	349,425
Isramco, Inc. *	1,400	186,494
Jones Energy, Inc., Class A *(c)	15,900	162,180
Key Energy Services, Inc. *	192,700	323,736
Magnum Hunter Resources Corp. *(c)	291,600	565,704
Matador Resources Co. *	107,500	2,317,700
Matrix Service Co. *	32,900	631,680
McDermott International, Inc. *	348,500	784,125
Midstates Petroleum Co., Inc. *(c)	47,300	61,017
Miller Energy Resources, Inc. *(c)	41,600	48,672
Mitcham Industries, Inc. *	18,500	103,785
Natural Gas Services Group, Inc. *	20,500	413,895
Navios Maritime Acquisition Corp. (c)	120,600	401,598
Newpark Resources, Inc. *	126,710	1,094,774
Nordic American Offshore Ltd. *(c)	24,000	270,000
Nordic American Tankers Ltd. (c)	133,500	1,351,020
North Atlantic Drilling Ltd. (c)	106,800	152,724
Northern Oil & Gas, Inc. *(c)	89,600	562,688
Nuverra Environmental Solutions, Inc. *(c)	19,620	43,753
Pacific Ethanol, Inc. *	37,300	320,407
Panhandle Oil & Gas, Inc., Class A	17,300	362,262
Parker Drilling Co. *	181,265	491,228
Parsley Energy, Inc., Class A *	78,579	1,317,770
PDC Energy, Inc. *	51,903	2,384,424
Penn Virginia Corp. *	96,278	469,837
PetroQuest Energy, Inc. *	84,900	248,757
PHI, Inc. - Non Voting Shares *	19,572	669,558
Pioneer Energy Services Corp. *	91,500	378,810
Profire Energy, Inc. *(c)	20,000	45,600
Renewable Energy Group, Inc. *	50,700	443,118
Resolute Energy Corp. *	114,300	83,439
REX American Resources Corp. *	8,500	471,835
Rex Energy Corp. *(c)	71,700	253,818
RigNet, Inc. *	16,900	578,318
Ring Energy, Inc. *	27,300	248,976
Rosetta Resources, Inc. *	86,400	1,474,848
RSP Permian, Inc. *	34,400	921,920
Sanchez Energy Corp. *(c)	75,253	838,318
Scorpio Tankers, Inc.	227,731	1,792,243
SEACOR Holdings, Inc. *	25,900	1,863,505
SemGroup Corp., Class A	61,565	4,145,171
Ship Finance International Ltd.	85,700	1,190,373
Solazyme, Inc. *(c)	111,500	246,415
Stone Energy Corp. *	82,968	1,168,189
Swift Energy Co. *(c)	60,701	129,293
Synergy Resources Corp. *	97,700	1,194,871
Teekay Tankers Ltd., Class A (c)	86,500	444,610
Tesco Corp.	52,500	537,600
TETRA Technologies, Inc. *	118,074	583,286
TransAtlantic Petroleum Ltd. *	33,200	141,432
Triangle Petroleum Corp. *(c)	102,500	538,125
US Silica Holdings, Inc. (c)	77,000	1,940,400
VAALCO Energy, Inc. *	71,600	396,664
Vantage Drilling Co. *	316,300	123,357
Vertex Energy, Inc. *(c)	17,300	60,204
W&T Offshore, Inc.	49,000	247,940
Warren Resources, Inc. *	116,000	121,800
Western Refining, Inc.	76,554	2,842,450
Westmoreland Coal Co. *	21,500	560,720
Willbros Group, Inc. *	57,300	319,734

		81,335,527

Food & Staples Retailing 1.1%
Casey’s General Stores, Inc.	55,300	5,048,890
Diplomat Pharmacy, Inc. *	21,300	523,341
Fairway Group Holdings Corp. *(c)	22,400	102,144
Ingles Markets, Inc., Class A	20,731	884,177
Liberator Medical Holdings, Inc. (c)	46,200	147,840
Natural Grocers by Vitamin Cottage, Inc. *	12,600	388,080
PriceSmart, Inc.	27,900	2,281,662
Roundy’s, Inc. *	57,600	207,360
Smart & Final Stores, Inc. *	16,400	246,000
SpartanNash, Co.	57,833	1,489,778
SUPERVALU, Inc. *	287,178	2,797,114
The Andersons, Inc.	39,823	1,791,238
The Chefs’ Warehouse, Inc. *	22,600	483,414
The Fresh Market, Inc. *	62,800	2,393,308
The Pantry, Inc. *	34,000	1,254,600
United Natural Foods, Inc. *	70,182	5,423,665
Village Super Market, Inc., Class A	11,600	336,052
Weis Markets, Inc.	15,800	724,114

		26,522,777

Food, Beverage & Tobacco 1.9%
22nd Century Group, Inc. *(c)	60,300	70,551
Alico, Inc.	4,700	223,438
Alliance One International, Inc. *	116,600	122,430
B&G Foods, Inc.	78,200	2,333,488
Boulder Brands, Inc. *	91,800	920,754
Cal-Maine Foods, Inc. (c)	43,616	1,528,741
Calavo Growers, Inc.	21,088	845,840
Coca-Cola Bottling Co. Consolidated	6,800	663,272
Craft Brew Alliance, Inc. *	13,900	165,410
Darling Ingredients, Inc. *	237,600	4,034,448
Dean Foods Co.	137,100	2,484,252
Diamond Foods, Inc. *	31,900	784,102
Farmer Bros. Co. *	9,100	272,181
Fresh Del Monte Produce, Inc.	53,000	1,782,390
Freshpet, Inc. *(c)	15,800	241,582
Inventure Foods, Inc. *	17,900	182,043
J&J Snack Foods Corp.	21,566	2,116,056
John B. Sanfilippo & Son, Inc.	10,900	397,523
Lancaster Colony Corp.	26,500	2,383,145
Landec Corp. *	44,654	570,232
Lifeway Foods, Inc. *	10,100	184,830

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Limoneira Co.	17,600	366,080
National Beverage Corp. *	15,001	326,122
Omega Protein Corp. *	33,400	352,036
Post Holdings, Inc. *	62,400	2,948,400
Sanderson Farms, Inc. (c)	32,900	2,630,684
Seaboard Corp. *	420	1,606,496
Seneca Foods Corp., Class A *	12,400	320,912
Snyder’s-Lance, Inc.	65,400	1,902,486
The Boston Beer Co., Inc., Class A *	11,960	3,761,659
Tootsie Roll Industries, Inc. (c)	27,574	860,033
TreeHouse Foods, Inc. *	60,052	5,446,716
Universal Corp.	35,145	1,411,423
Vector Group Ltd.	107,669	2,409,632

		46,649,387

Health Care Equipment & Services 6.7%
AAC Holdings, Inc. *	7,500	191,400
Abaxis, Inc.	32,200	1,979,656
ABIOMED, Inc. *	56,300	2,912,962
Acadia Healthcare Co., Inc. *	60,989	3,522,115
Accuray, Inc. *	115,500	851,235
Addus HomeCare Corp. *	7,800	173,004
Adeptus Health, Inc., Class A *	8,100	254,745
Air Methods Corp. *	56,300	2,339,265
Alliance HealthCare Services, Inc. *	7,100	160,034
Almost Family, Inc. *	11,000	333,960
Amedisys, Inc. *	39,700	1,118,746
AMN Healthcare Services, Inc. *	65,600	1,234,592
Amsurg Corp. *	62,564	3,452,282
Analogic Corp.	17,954	1,463,790
AngioDynamics, Inc. *	33,500	644,707
Anika Therapeutics, Inc. *	21,900	858,042
Antares Pharma, Inc. *(c)	160,700	376,038
AtriCure, Inc. *	41,500	823,360
Atrion Corp.	2,300	770,500
Bio-Reference Laboratories, Inc. *	34,500	1,156,785
BioScrip, Inc. *	100,400	577,300
BioTelemetry, Inc. *	38,700	382,356
Cantel Medical Corp.	48,145	1,953,243
Capital Senior Living Corp. *	44,800	1,069,376
Cardiovascular Systems, Inc. *	37,700	1,285,193
Castlight Health, Inc., Class B *(c)	19,000	168,720
Cerus Corp. *(c)	109,800	586,332
Chemed Corp.	26,276	2,657,555
Civitas Solutions, Inc. *	17,400	330,426
Computer Programs & Systems, Inc.	17,500	862,050
CONMED Corp.	39,300	1,872,252
CorVel Corp. *	16,600	546,804
Cross Country Healthcare, Inc. *	39,650	405,619
CryoLife, Inc.	37,400	421,124
Cyberonics, Inc. *	37,754	2,097,990
Cynosure, Inc., Class A *	30,544	923,040
Derma Sciences, Inc. *	28,500	245,100
DexCom, Inc. *	107,827	6,445,898
Endologix, Inc. *	89,937	1,252,822
Exactech, Inc. *	15,000	311,850
ExamWorks Group, Inc. *	48,865	1,806,050
Five Star Quality Care, Inc. *	56,200	195,576
GenMark Diagnostics, Inc. *	61,000	785,680
Gentiva Health Services, Inc. *	45,709	887,669
Globus Medical, Inc., Class A *	96,500	2,275,470
Greatbatch, Inc. *	37,000	1,796,720
Haemonetics Corp. *	75,600	2,993,760
Hanger, Inc. *	52,800	1,139,424
HealthEquity, Inc. *	14,600	303,242
HealthSouth Corp.	125,900	5,552,190
HealthStream, Inc. *	30,800	870,408
Healthways, Inc. *	48,800	1,006,256
HeartWare International, Inc. *	23,800	1,988,014
HMS Holdings Corp. *	124,400	2,461,254
ICU Medical, Inc. *	19,700	1,646,526
Imprivata, Inc. *	8,500	114,155
Inogen, Inc. *	7,600	232,560
Insulet Corp. *	78,600	2,310,054
Integra LifeSciences Holdings Corp. *	36,648	2,042,027
Invacare Corp.	49,211	720,941
IPC Healthcare, Inc. *	24,700	996,892
K2M Group Holdings, Inc. *	12,900	243,810
Kindred Healthcare, Inc.	101,412	1,872,066
Landauer, Inc.	13,300	372,001
LDR Holding Corp. *	24,400	816,668
LHC Group, Inc. *	15,200	451,744
Magellan Health, Inc. *	39,700	2,386,764
Masimo Corp. *	66,000	1,684,320
MedAssets, Inc. *	85,900	1,590,009
Medidata Solutions, Inc. *	79,000	3,396,210
Merge Healthcare, Inc. *	85,500	316,350
Meridian Bioscience, Inc.	64,350	1,113,255
Merit Medical Systems, Inc. *	58,900	902,937
Molina Healthcare, Inc. *	43,700	2,224,767
MWI Veterinary Supply, Inc. *	18,400	3,489,928
National Healthcare Corp.	15,388	968,982
National Research Corp., Class A	12,500	173,125
Natus Medical, Inc. *	46,900	1,763,440
Neogen Corp. *	54,025	2,490,552
Nevro Corp. *	10,800	492,048
NuVasive, Inc. *	66,200	3,066,384
NxStage Medical, Inc. *	92,700	1,658,403
Ocular Therapeutix, Inc. *	8,300	252,984
Omnicell, Inc. *	52,300	1,664,709
OraSure Technologies, Inc. *	87,400	803,206
Orthofix International N.V. *	28,200	860,100
Owens & Minor, Inc.	92,200	3,156,006
Oxford Immunotec Global PLC *(c)	19,100	224,616
PharMerica Corp. *	43,100	991,731
PhotoMedex, Inc. *(c)	18,000	33,840
Quality Systems, Inc.	73,100	1,190,799
Quidel Corp. *	40,300	948,662
RadNet, Inc. *	48,000	378,720
Rockwell Medical, Inc. *(c)	68,400	738,036
Roka Bioscience, Inc. *	11,800	47,554
RTI Surgical, Inc. *	73,900	329,594
Second Sight Medical Products, Inc. *(c)	4,500	39,510
Select Medical Holdings Corp.	115,500	1,561,560
Sientra, Inc. *	11,000	165,440

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Skilled Healthcare Group, Inc. *	26,800	222,440
STAAR Surgical Co. *	52,900	317,400
STERIS Corp.	84,488	5,510,307
Surgical Care Affiliates, Inc. *	20,009	645,290
SurModics, Inc. *	20,400	467,568
Symmetry Surgical, Inc. *	13,475	97,020
Tandem Diabetes Care, Inc. *	13,300	163,457
Team Health Holdings, Inc. *	101,367	5,240,674
The Ensign Group, Inc.	30,000	1,245,000
The Providence Service Corp. *	17,400	678,600
The Spectranetics Corp. *	58,836	1,924,526
Thoratec Corp. *	81,200	2,914,268
Tornier N.V. *	52,200	1,261,674
TransEnterix, Inc. *	42,100	125,037
Triple-S Management Corp., Class B *	33,800	813,904
TriVascular Technologies, Inc. *(c)	10,900	106,602
Trupanion, Inc. *(c)	14,200	100,820
U.S. Physical Therapy, Inc.	19,300	748,647
Unilife Corp. *(c)	144,000	571,680
Universal American Corp. *	63,902	577,035
Utah Medical Products, Inc.	4,500	255,105
Vascular Solutions, Inc. *	27,136	739,727
Veracyte, Inc. *	8,500	68,850
Vocera Communications, Inc. *	30,100	269,696
Volcano Corp. *	75,200	1,351,344
WellCare Health Plans, Inc. *	62,700	4,567,695
West Pharmaceutical Services, Inc.	100,850	4,972,913
Wright Medical Group, Inc. *	73,200	1,786,812
Zeltiq Aesthetics, Inc. *	42,600	1,372,146

		165,114,203

Household & Personal Products 0.3%
Central Garden & Pet Co., Class A *	66,600	606,060
Elizabeth Arden, Inc. *(c)	36,298	536,484
Harbinger Group, Inc. *	122,000	1,523,780
Inter Parfums, Inc.	25,400	638,810
Medifast, Inc. *	15,900	503,871
Nature’s Sunshine Products, Inc.	15,000	207,450
Nutraceutical International Corp. *	12,300	240,342
Oil-Dri Corp. of America	6,887	210,880
Orchids Paper Products Co.	11,800	321,786
Revlon, Inc., Class A *	18,602	609,030
Synutra International, Inc. *(c)	23,200	124,584
The Female Health Co. (c)	31,000	117,490
USANA Health Sciences, Inc. *	7,900	774,516
WD-40 Co.	22,300	1,829,938

		8,245,021

Insurance 2.5%
Ambac Financial Group, Inc. *	61,900	1,513,455
American Equity Investment Life Holding Co.	109,064	2,782,223
AMERISAFE, Inc.	24,635	1,002,645
AmTrust Financial Services, Inc. (c)	43,677	2,210,930
Argo Group International Holdings Ltd.	34,591	1,850,273
Atlas Financial Holdings, Inc. *	16,900	282,230
Baldwin & Lyons, Inc., Class B	13,000	300,300
Citizens, Inc. *	62,600	451,972
CNO Financial Group, Inc.	293,368	4,553,071
Crawford & Co., Class B	44,000	411,400
Donegal Group, Inc., Class A	10,400	166,296
eHealth, Inc. *	23,600	241,664
EMC Insurance Group, Inc.	6,200	200,012
Employers Holdings, Inc.	44,900	933,920
Enstar Group Ltd. *	12,494	1,686,315
FBL Financial Group, Inc., Class A	13,868	723,771
Federated National Holding Co.	20,246	589,361
Fidelity & Guaranty Life	14,800	319,828
First American Financial Corp.	152,400	5,184,648
Global Indemnity plc *	10,755	282,211
Greenlight Capital Re Ltd., Class A *	42,789	1,344,002
Hallmark Financial Services, Inc. *	21,200	234,048
HCI Group, Inc.	13,800	637,698
Heritage Insurance Holdings, Inc. *	10,100	192,001
Horace Mann Educators Corp.	59,578	1,815,342
Independence Holding Co.	11,248	142,962
Infinity Property & Casualty Corp.	16,592	1,165,920
Kansas City Life Insurance Co.	5,700	259,179
Kemper Corp.	68,200	2,380,862
Maiden Holdings Ltd.	76,900	961,250
Meadowbrook Insurance Group, Inc.	71,400	592,620
Montpelier Re Holdings Ltd.	51,500	1,809,195
National General Holdings Corp.	52,100	936,237
National Interstate Corp.	12,498	322,073
National Western Life Insurance Co., Class A	3,494	832,935
OneBeacon Insurance Group Ltd., Class A	33,400	528,054
Platinum Underwriters Holdings Ltd.	36,665	2,706,977
Primerica, Inc.	80,100	3,976,164
RLI Corp.	64,420	3,021,942
Safety Insurance Group, Inc.	19,770	1,224,752
Selective Insurance Group, Inc.	84,514	2,182,151
State Auto Financial Corp.	24,726	543,972
State National Cos., Inc.	33,100	321,732
Stewart Information Services Corp.	30,400	1,088,320
Symetra Financial Corp.	110,600	2,246,286
The Navigators Group, Inc. *	14,970	1,111,073
The Phoenix Cos., Inc. *	7,790	483,214
Third Point Reinsurance Ltd. *	83,300	1,102,059
United Fire Group, Inc.	32,300	902,462
United Insurance Holdings Corp.	24,400	596,092
Universal Insurance Holdings, Inc.	43,922	1,020,308

		62,368,407

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 4.4%
A. Schulman, Inc.	42,709	1,488,409
A.M. Castle & Co. *	29,100	176,055
Advanced Emissions Solutions, Inc. *	32,600	345,723
AEP Industries, Inc. *	5,800	290,638
AK Steel Holding Corp. *(c)	262,900	996,391
Allied Nevada Gold Corp. *(c)	148,100	152,543
American Vanguard Corp.	40,900	457,262
Ampco-Pittsburgh Corp.	11,400	207,480
Axiall Corp.	100,521	4,448,054
Balchem Corp.	44,400	2,351,868
Berry Plastics Group, Inc. *	131,900	4,460,858
Boise Cascade Co. *	57,800	2,337,432
Calgon Carbon Corp. *	70,285	1,386,723
Century Aluminum Co. *	73,400	1,696,274
Chase Corp.	8,600	307,880
Chemtura Corp. *	123,200	2,684,528
Clearwater Paper Corp. *	30,000	2,220,600
Coeur Mining, Inc. *	154,650	974,295
Commercial Metals Co.	172,600	2,316,292
Deltic Timber Corp.	15,104	944,000
Ferro Corp. *	100,900	1,123,017
Flotek Industries, Inc. *	78,900	1,275,813
FutureFuel Corp.	31,000	340,690
Globe Specialty Metals, Inc.	84,100	1,296,822
Gold Resource Corp. (c)	67,484	236,194
Graphic Packaging Holding Co. *	472,315	6,839,121
H.B. Fuller Co.	73,416	3,021,068
Handy & Harman Ltd. *	4,800	216,624
Hawkins, Inc.	15,500	596,905
Haynes International, Inc.	17,525	682,248
Headwaters, Inc. *	100,500	1,415,040
Hecla Mining Co.	507,440	1,669,478
Horsehead Holding Corp. *	73,200	983,808
Innophos Holdings, Inc.	32,900	1,958,866
Innospec, Inc.	35,600	1,405,132
Intrepid Potash, Inc. *	77,100	1,026,201
Kaiser Aluminum Corp.	26,450	1,833,250
KapStone Paper & Packaging Corp.	119,900	3,581,413
KMG Chemicals, Inc.	12,300	257,316
Koppers Holdings, Inc.	30,900	561,144
Kraton Performance Polymers, Inc. *	47,500	918,650
Kronos Worldwide, Inc.	30,700	344,761
Louisiana-Pacific Corp. *	201,733	3,302,369
LSB Industries, Inc. *	28,000	874,720
Marrone Bio Innovations, Inc. *(c)	16,800	57,120
Materion Corp.	29,600	975,320
Minerals Technologies, Inc.	50,622	3,307,135
Molycorp, Inc. *	267,100	88,143
Myers Industries, Inc.	34,600	576,090
Neenah Paper, Inc.	24,753	1,420,327
Noranda Aluminum Holding Corp.	75,000	227,250
Olin Corp.	111,500	2,795,305
Olympic Steel, Inc.	12,200	167,262
OM Group, Inc.	48,100	1,346,800
OMNOVA Solutions, Inc. *	65,700	450,702
P.H. Glatfelter Co.	63,800	1,459,106
PolyOne Corp.	134,513	4,787,318
Quaker Chemical Corp.	20,100	1,586,292
Rentech, Inc. *	316,700	380,040
Resolute Forest Products, Inc. *	95,700	1,626,900
RTI International Metals, Inc. *	43,966	980,442
Ryerson Holding Corp. *	14,000	88,900
Schnitzer Steel Industries, Inc., Class A	37,800	638,064
Schweitzer-Mauduit International, Inc.	44,700	1,737,042
Senomyx, Inc. *	62,400	329,472
Sensient Technologies Corp.	71,424	4,356,864
Stepan Co.	28,500	1,094,400
Stillwater Mining Co. *	175,600	2,400,452
SunCoke Energy, Inc.	96,800	1,461,680
Trecora Resources *	27,400	376,750
Tredegar Corp.	35,100	750,789
Trinseo S.A. *	15,600	237,900
Tronox Ltd., Class A	90,200	1,906,828
UFP Technologies, Inc. *	7,500	167,100
United States Lime & Minerals, Inc.	2,700	186,705
Universal Stainless & Alloy Products, Inc. *	9,500	211,755
US Concrete, Inc. *	19,200	486,528
Walter Energy, Inc. (c)	108,364	101,017
Wausau Paper Corp.	58,500	594,360
Worthington Industries, Inc.	75,460	2,258,518
Zep, Inc.	32,600	522,252

		108,142,883

Media 1.4%
AH Belo Corp., Class A	26,900	242,638
AMC Entertainment Holdings, Inc., Class A	31,500	885,780
Carmike Cinemas, Inc. *	33,700	932,479
Central European Media Enterprises Ltd., Class A *(c)	109,100	283,660
Cinedigm Corp., Class A *	112,300	167,327
Crown Media Holdings, Inc., Class A *	46,700	149,440
Cumulus Media, Inc., Class A *	197,200	686,256
Daily Journal Corp. *	1,300	245,050
Dex Media, Inc. *	24,400	165,432
Entercom Communications Corp., Class A *	32,400	374,868
Entravision Communications Corp., Class A	78,600	484,962
Eros International plc *	29,790	558,860
Global Eagle Entertainment, Inc. *	55,900	860,580
Global Sources Ltd. *	25,900	150,997
Gray Television, Inc. *	71,700	678,282
Harte-Hanks, Inc.	75,416	548,274
Hemisphere Media Group, Inc. *(c)	12,300	153,504
Journal Communications, Inc., Class A *	59,500	597,975
Lee Enterprises, Inc. *	78,600	231,870
Loral Space & Communications, Inc. *	17,800	1,279,998

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Martha Stewart Living Omnimedia, Inc., Class A *	36,500	169,360
MDC Partners, Inc., Class A	64,480	1,541,072
Media General, Inc. *	114,822	1,641,955
Meredith Corp.	52,200	2,717,532
National CineMedia, Inc.	86,800	1,249,920
New Media Investment Group, Inc.	64,082	1,498,878
Nexstar Broadcasting Group, Inc., Class A	44,600	2,225,317
Radio One, Inc., Class D *	33,900	63,732
ReachLocal, Inc. *	13,400	40,602
Reading International, Inc., Class A *	23,000	278,070
Rentrak Corp. *	14,900	1,146,257
Saga Communications, Inc., Class A	6,400	260,288
Salem Communications Corp., Class A	14,100	98,277
Scholastic Corp.	38,469	1,414,890
SFX Entertainment, Inc. *(c)	64,800	213,192
Sinclair Broadcast Group, Inc., Class A (c)	98,000	2,424,520
Sizmek, Inc. *	36,700	218,732
The E.W. Scripps Co., Class A *	43,100	850,363
The McClatchy Co., Class A *	102,100	256,271
The New York Times Co., Class A	203,000	2,555,770
Time, Inc.	157,747	3,949,985
Townsquare Media, Inc. *	10,100	122,614
World Wrestling Entertainment, Inc., Class A (c)	41,400	501,354

		35,117,183

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
ACADIA Pharmaceuticals, Inc. *	115,400	3,511,622
Accelerate Diagnostics, Inc. *(c)	33,300	715,950
Acceleron Pharma, Inc. *	24,100	951,227
AcelRx Pharmaceuticals, Inc. *(c)	40,200	269,340
Achaogen, Inc. *	10,100	118,170
Achillion Pharmaceuticals, Inc. *	136,800	2,031,480
Acorda Therapeutics, Inc. *	59,139	2,457,225
Actinium Pharmaceuticals, Inc. *(c)	29,100	156,849
Adamas Pharmaceuticals, Inc. *	5,500	92,565
Aegerion Pharmaceuticals, Inc. *	43,100	1,000,782
Aerie Pharmaceuticals, Inc. *	16,000	447,360
Affymetrix, Inc. *	110,900	1,224,336
Agenus, Inc. *	91,300	459,239
Agios Pharmaceuticals, Inc. *(c)	21,100	2,445,912
Akebia Therapeutics, Inc. *(c)	11,500	118,105
Akorn, Inc. *	89,494	3,810,655
Albany Molecular Research, Inc. *	33,200	542,156
Alder Biopharmaceuticals, Inc. *	11,700	316,836
Alimera Sciences, Inc. *(c)	45,500	247,065
AMAG Pharmaceuticals, Inc. *	30,500	1,347,795
Amphastar Pharmaceuticals, Inc. *	12,700	154,051
Ampio Pharmaceuticals, Inc. *(c)	58,200	292,164
Anacor Pharmaceuticals, Inc. *	48,300	1,816,080
ANI Pharmaceuticals, Inc. *	10,100	565,297
Applied Genetic Technologies Corp. *	7,100	177,358
Aratana Therapeutics, Inc. *	42,000	695,940
Ardelyx, Inc. *(c)	8,500	229,585
Arena Pharmaceuticals, Inc. *	321,600	1,386,096
ARIAD Pharmaceuticals, Inc. *(c)	241,800	1,559,610
Array BioPharma, Inc. *	179,400	1,284,504
Arrowhead Research Corp. *(c)	76,100	480,191
Atara Biotherapeutics, Inc. *	7,900	192,444
Auspex Pharmaceuticals, Inc. *	13,700	841,865
Avalanche Biotechnologies, Inc. *	10,100	400,768
Bio-Path Holdings, Inc. *(c)	107,700	243,402
BioCryst Pharmaceuticals, Inc. *	102,800	1,046,504
BioDelivery Sciences International, Inc. *	60,000	786,000
BioSpecifics Technologies Corp. *	5,300	208,502
BioTime, Inc. *(c)	83,500	340,680
Bluebird Bio, Inc. *	35,583	3,306,017
Calithera Biosciences, Inc. *	11,300	224,757
Cambrex Corp. *	43,300	971,219
Cara Therapeutics, Inc. *	8,000	86,320
Catalent, Inc. *	72,200	1,994,164
Celldex Therapeutics, Inc. *	130,500	2,795,310
Cellular Dynamics International, Inc. *(c)	14,300	72,501
Cempra, Inc. *	46,278	1,283,752
Cepheid *	100,300	5,667,953
ChemoCentryx, Inc. *(c)	35,000	287,700
Chimerix, Inc. *	43,400	1,740,774
Clovis Oncology, Inc. *(c)	36,200	2,359,878
Coherus Biosciences, Inc. *	7,500	168,300
Corcept Therapeutics, Inc. *	68,400	199,044
CTI BioPharma, Corp. *(c)	190,800	419,760
Cytokinetics, Inc. *	45,900	325,431
Cytori Therapeutics, Inc. *	78,000	37,440
CytRx Corp. *(c)	81,800	210,226
Depomed, Inc. *	86,900	1,587,663
Dermira, Inc. *	9,200	155,020
Dicerna Pharmaceuticals, Inc. *(c)	5,200	110,864
Dyax Corp. *	192,500	2,908,675
Dynavax Technologies Corp. *	38,100	651,510
Egalet Corp. *(c)	9,500	83,125
Eleven Biotherapeutics, Inc. *	7,500	87,000
Emergent Biosolutions, Inc. *	43,700	1,224,911
Enanta Pharmaceuticals, Inc. *	15,200	660,288
Endocyte, Inc. *(c)	50,400	261,072
Enzo Biochem, Inc. *	50,100	157,815
Epizyme, Inc. *(c)	18,800	359,832
Esperion Therapeutics, Inc. *	9,200	422,280
Exact Sciences Corp. *(c)	127,662	3,473,683
Exelixis, Inc. *(c)	292,872	547,671
FibroGen, Inc. *	12,600	372,078
Five Prime Therapeutics, Inc. *	33,300	876,123
Flexion Therapeutics, Inc. *	7,800	160,602
Fluidigm Corp. *	39,800	1,533,494
Foundation Medicine, Inc. *(c)	20,500	977,030
Galectin Therapeutics, Inc. *(c)	26,400	85,008
Galena Biopharma, Inc. *(c)	189,700	309,211
Genocea Biosciences, Inc. *	7,100	60,918
Genomic Health, Inc. *	22,700	732,756

12

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Geron Corp. *(c)	231,200	735,216
Halozyme Therapeutics, Inc. *	145,600	2,079,168
Heron Therapeutics, Inc. *	27,350	216,065
Horizon Pharma plc *	96,900	1,592,067
Hyperion Therapeutics, Inc. *	20,000	506,000
Idera Pharmaceuticals, Inc. *	88,300	399,116
IGI Laboratories, Inc. *	42,200	420,312
Immune Design, Corp. *	8,200	205,738
ImmunoGen, Inc. *	128,000	976,640
Immunomedics, Inc. *	132,300	707,805
Impax Laboratories, Inc. *	101,900	3,736,673
INC Research Holdings, Inc., Class A *	11,000	256,300
Infinity Pharmaceuticals, Inc. *	68,300	1,054,552
Inovio Pharmaceuticals, Inc. *(c)	88,300	736,422
Insmed, Inc. *	69,800	1,079,108
Insys Therapeutics, Inc. *(c)	14,700	702,366
Intersect ENT, Inc. *	8,400	176,988
Intra-Cellular Therapies, Inc. *	25,100	487,442
Intrexon Corp. *(c)	52,300	1,501,533
Ironwood Pharmaceuticals, Inc. *	175,300	2,731,174
Isis Pharmaceuticals, Inc. *	170,400	11,674,104
Karyopharm Therapeutics, Inc. *(c)	18,351	486,852
Keryx Biopharmaceuticals, Inc. *(c)	150,634	1,831,709
Kindred Biosciences, Inc. *	12,900	81,399
Kite Pharma, Inc. *	12,800	859,520
KYTHERA Biopharmaceuticals, Inc. *	25,500	948,600
Lannett Co., Inc. *	37,700	1,788,111
Lexicon Pharmaceuticals, Inc. *(c)	324,100	294,931
Ligand Pharmaceuticals, Inc. *	27,900	1,588,068
Loxo Oncology, Inc. *	8,900	113,831
Luminex Corp. *	53,200	938,980
MacroGenics, Inc. *	29,300	926,466
MannKind Corp. *(c)	334,600	2,124,710
Merrimack Pharmaceuticals, Inc. *(c)	138,800	1,308,884
MiMedx Group, Inc. *	131,700	1,074,014
Mirati Therapeutics, Inc. *	10,500	217,875
Momenta Pharmaceuticals, Inc. *	71,144	766,221
NanoString Technologies, Inc. *	14,700	184,632
NanoViricides, Inc. *(c)	58,800	152,880
Navidea Biopharmaceuticals, Inc. *(c)	221,100	355,971
Nektar Therapeutics *	182,471	2,671,375
NeoStem, Inc. *(c)	34,700	122,838
Neuralstem, Inc. *(c)	100,900	312,790
Neurocrine Biosciences, Inc. *	108,400	3,648,744
NewLink Genetics Corp. *(c)	29,100	1,064,769
Northwest Biotherapeutics, Inc. *(c)	52,100	330,314
Novavax, Inc. *	351,736	2,747,058
NPS Pharmaceuticals, Inc. *	153,571	7,042,766
Ohr Pharmaceutical, Inc. *(c)	30,900	232,059
Omeros Corp. *(c)	51,500	1,145,360
OncoMed Pharmaceuticals, Inc. *(c)	18,500	422,910
Oncothyreon, Inc. *	103,800	164,004
Ophthotech Corp. *	20,400	1,147,500
OPKO Health, Inc. *(c)	281,200	3,410,956
Orexigen Therapeutics, Inc. *(c)	171,700	901,425
Organovo Holdings, Inc. *(c)	91,700	589,631
Osiris Therapeutics, Inc. *(c)	28,800	464,544
Otonomy, Inc. *	10,500	306,600
OvaScience, Inc. *	25,500	1,108,230
Pacific Biosciences of California, Inc. *	85,600	688,224
Pacira Pharmaceuticals, Inc. *	51,700	5,549,995
Pain Therapeutics, Inc. *	55,800	109,926
PAREXEL International Corp. *	82,418	5,024,201
PDL BioPharma, Inc. (c)	239,600	1,746,684
Peregrine Pharmaceuticals, Inc. *(c)	255,100	326,528
Pernix Therapeutics Holdings, Inc. *	48,800	405,528
Phibro Animal Health Corp., Class A	21,500	587,595
Portola Pharmaceuticals, Inc. *	59,800	1,700,114
POZEN, Inc. *	35,400	244,614
PRA Health Sciences, Inc. *	25,700	671,541
Prestige Brands Holdings, Inc. *	73,900	2,531,814
Progenics Pharmaceuticals, Inc. *	106,000	633,880
Prothena Corp. plc *	39,384	891,260
PTC Therapeutics, Inc. *	35,100	1,927,341
Puma Biotechnology, Inc. *	33,700	7,113,396
Radius Health, Inc. *(c)	13,600	655,384
Raptor Pharmaceutical Corp. *(c)	93,100	841,624
Receptos, Inc. *	31,685	3,490,737
Regado Biosciences, Inc. *	6,701	8,242
Regulus Therapeutics, Inc. *(c)	23,300	446,195
Relypsa, Inc. *	24,800	871,224
Repligen Corp. *	49,100	1,192,639
Repros Therapeutics, Inc. *	32,700	281,220
Retrophin, Inc. *	34,400	441,696
Revance Therapeutics, Inc. *	13,813	222,389
Rigel Pharmaceuticals, Inc. *	118,400	245,088
Sage Therapeutics, Inc. *	8,000	323,120
Sagent Pharmaceuticals, Inc. *	29,769	764,170
Sangamo BioSciences, Inc. *	99,700	1,275,163
Sarepta Therapeutics, Inc. *(c)	60,900	730,800
SciClone Pharmaceuticals, Inc. *	78,000	575,640
Sequenom, Inc. *(c)	166,100	611,248
Spectrum Pharmaceuticals, Inc. *	86,500	605,500
Stemline Therapeutics, Inc. *	28,000	433,440
Sucampo Pharmaceuticals, Inc., Class A *	22,600	340,356
Sunesis Pharmaceuticals, Inc. *	72,600	171,336
Supernus Pharmaceuticals, Inc. *	43,000	365,500
Synageva BioPharma Corp. *	33,449	3,853,994
Synergy Pharmaceuticals, Inc. *(c)	140,600	409,146
Synta Pharmaceuticals Corp. *	87,300	207,774
T2 Biosystems, Inc. *(c)	9,200	198,996
TESARO, Inc. *	28,300	1,138,509
Tetraphase Pharmaceuticals, Inc. *	37,400	1,359,864
TG Therapeutics, Inc. *	41,100	585,264
The Medicines Co. *	92,899	2,663,414
TherapeuticsMD, Inc. *	142,000	576,520
Theravance Biopharma, Inc. *(c)	34,500	560,280
Theravance, Inc. (c)	120,800	1,361,416

 13

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Threshold Pharmaceuticals, Inc. *	88,794	330,314
Tokai Pharmaceuticals, Inc. *(c)	7,400	90,724
Ultragenyx Pharmaceutical, Inc. *	9,900	575,190
Vanda Pharmaceuticals, Inc. *(c)	60,600	674,478
Verastem, Inc. *	30,000	219,000
Versartis, Inc. *(c)	10,200	180,846
Vitae Pharmaceuticals, Inc. *	7,400	107,818
Vital Therapies, Inc. *	7,600	150,024
VIVUS, Inc. *(c)	110,600	289,772
Xencor, Inc. *	21,900	331,785
XenoPort, Inc. *	80,000	666,400
XOMA Corp. *	113,500	404,060
Zafgen, Inc. *	11,000	418,110
ZIOPHARM Oncology, Inc. *(c)	116,700	1,044,465
Zogenix, Inc. *	154,200	208,170
ZS Pharma, Inc. *(c)	10,100	453,793

		214,872,679

Real Estate 10.0%
Acadia Realty Trust	98,157	3,552,302
AG Mortgage Investment Trust, Inc.	41,300	759,507
Agree Realty Corp.	21,600	748,224
Alexander & Baldwin, Inc.	71,500	2,735,590
Alexander’s, Inc.	3,000	1,391,520
Altisource Asset Management Corp. *(c)	2,100	336,000
Altisource Portfolio Solutions S.A. *(c)	19,887	403,308
Altisource Residential Corp.	81,400	1,466,014
American Assets Trust, Inc.	52,100	2,312,198
American Capital Mortgage Investment Corp.	76,700	1,429,688
American Residential Properties, Inc. *	47,200	826,472
AmREIT, Inc.	28,100	746,898
Anworth Mortgage Asset Corp.	155,700	808,083
Apollo Commercial Real Estate Finance, Inc.	69,100	1,142,223
Apollo Residential Mortgage, Inc.	50,875	796,194
Ares Commercial Real Estate Corp.	41,900	504,057
Armada Hoffler Properties, Inc.	40,500	432,135
ARMOUR Residential REIT, Inc.	481,600	1,594,096
Ashford Hospitality Prime, Inc.	37,220	638,695
Ashford Hospitality Trust, Inc.	101,000	1,062,520
Associated Estates Realty Corp.	82,500	2,055,075
AV Homes, Inc. *	15,600	233,844
Aviv REIT, Inc.	28,900	1,136,637
Campus Crest Communities, Inc.	92,100	634,569
Capstead Mortgage Corp.	133,161	1,600,595
CareTrust REIT, Inc.	25,665	345,964
CatchMark Timber Trust, Inc., Class A	28,151	324,018
Cedar Realty Trust, Inc.	119,200	948,832
Chambers Street Properties	331,300	2,799,485
Chatham Lodging Trust	55,134	1,716,321
Chesapeake Lodging Trust	78,600	2,886,192
Colony Financial, Inc.	153,526	3,845,826
Consolidated-Tomoka Land Co.	5,300	289,115
CorEnergy Infrastructure Trust, Inc.	66,700	436,885
CoreSite Realty Corp.	31,300	1,371,253
Cousins Properties, Inc.	310,073	3,423,206
CubeSmart	229,243	5,648,548
CyrusOne, Inc.	48,589	1,362,921
CYS Investments, Inc.	237,700	2,101,268
DCT Industrial Trust, Inc.	121,175	4,575,568
DiamondRock Hospitality Co.	288,917	4,197,964
DuPont Fabros Technology, Inc.	94,000	3,502,440
Dynex Capital, Inc.	76,500	640,305
EastGroup Properties, Inc.	42,290	2,733,626
Education Realty Trust, Inc.	68,713	2,377,470
Empire State Realty Trust, Inc., Class A	134,400	2,446,080
EPR Properties	83,900	5,458,534
Equity One, Inc.	90,337	2,460,780
Excel Trust, Inc.	90,284	1,267,587
FelCor Lodging Trust, Inc.	170,400	1,705,704
First Industrial Realty Trust, Inc.	155,114	3,370,627
First Potomac Realty Trust	90,700	1,160,960
Forestar Group, Inc. *	49,700	659,519
Franklin Street Properties Corp.	134,065	1,726,757
FRP Holdings, Inc. *	8,700	314,940
Getty Realty Corp.	39,242	727,154
Gladstone Commercial Corp.	24,300	422,820
Government Properties Income Trust	100,847	2,299,312
Gramercy Property Trust, Inc.	264,600	1,831,032
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,100	398,670
Hatteras Financial Corp.	136,781	2,486,679
Healthcare Realty Trust, Inc.	142,081	4,275,217
Hersha Hospitality Trust	291,700	1,948,556
Highwoods Properties, Inc.	127,907	6,011,629
Hudson Pacific Properties, Inc.	94,270	3,049,635
Inland Real Estate Corp.	133,336	1,517,364
Invesco Mortgage Capital, Inc.	180,610	2,770,557
Investors Real Estate Trust	151,100	1,246,575
iStar Financial, Inc. *	125,500	1,636,520
Kennedy-Wilson Holdings, Inc.	105,400	2,802,586
Kite Realty Group Trust	47,375	1,447,780
LaSalle Hotel Properties	161,220	6,522,961
Lexington Realty Trust	287,584	3,281,333
LTC Properties, Inc.	52,651	2,470,385
Mack-Cali Realty Corp.	130,100	2,538,251
Marcus & Millichap, Inc. *	10,000	342,800
Medical Properties Trust, Inc.	299,445	4,602,470
Monmouth Real Estate Investment Corp.	84,500	997,945
National Health Investors, Inc.	52,368	3,915,032
New Residential Investment Corp.	210,322	2,681,606
New York Mortgage Trust, Inc. (c)	135,700	1,050,318
New York REIT, Inc.	230,588	2,405,033
One Liberty Properties, Inc.	18,700	458,337
Owens Realty Mortgage, Inc.	15,800	215,670
Parkway Properties, Inc.	113,593	2,078,752
Pebblebrook Hotel Trust	103,500	4,806,540
Pennsylvania Real Estate Investment Trust	96,712	2,314,318

14

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PennyMac Mortgage Investment Trust	109,300	2,460,343
Physicians Realty Trust	101,150	1,784,286
Potlatch Corp.	60,403	2,407,664
PS Business Parks, Inc.	28,438	2,391,920
QTS Realty Trust, Inc., Class A	19,774	751,610
RAIT Financial Trust	119,300	841,065
Ramco-Gershenson Properties Trust	111,121	2,174,638
RE/MAX Holdings, Inc., Class A	16,800	559,104
Redwood Trust, Inc.	123,500	2,461,355
Resource Capital Corp.	196,149	947,400
Retail Opportunity Investments Corp.	133,347	2,356,241
Rexford Industrial Realty, Inc.	68,500	1,097,370
RLJ Lodging Trust	187,482	6,387,512
Rouse Properties, Inc. (c)	54,500	1,013,155
Ryman Hospitality Properties, Inc. (c)	62,785	3,446,896
Sabra Health Care REIT, Inc.	85,096	2,782,639
Saul Centers, Inc.	14,300	816,387
Select Income REIT	54,000	1,342,980
Silver Bay Realty Trust Corp.	56,433	879,226
Sovran Self Storage, Inc.	48,845	4,628,064
STAG Industrial, Inc.	76,100	1,993,820
Starwood Waypoint Residential Trust	57,400	1,391,376
STORE Capital Corp.	44,900	1,030,904
Strategic Hotels & Resorts, Inc. *	386,284	5,183,931
Summit Hotel Properties, Inc.	125,500	1,608,910
Sun Communities, Inc.	68,600	4,646,278
Sunstone Hotel Investors, Inc.	300,008	5,115,136
Tejon Ranch Co. *	19,092	470,045
Terreno Realty Corp.	56,900	1,297,320
The Geo Group, Inc.	106,780	4,647,066
The St. Joe Co. *	92,700	1,498,032
Trade Street Residential, Inc.	27,200	216,512
UMH Properties, Inc.	31,900	307,197
Universal Health Realty Income Trust	19,444	1,044,726
Urstadt Biddle Properties, Inc., Class A	39,874	937,039
Washington Real Estate Investment Trust	99,282	2,850,386
Western Asset Mortgage Capital Corp. (c)	59,656	805,356
Whitestone REIT	30,700	481,683

		248,054,548

Retailing 4.2%
1-800-Flowers.com, Inc., Class A *	34,800	274,572
Aeropostale, Inc. *	115,000	280,600
America’s Car-Mart, Inc. *	11,500	610,765
American Eagle Outfitters, Inc.	280,000	3,931,200
ANN, Inc. *	69,000	2,283,900
Asbury Automotive Group, Inc. *	45,000	3,339,450
Barnes & Noble, Inc. *	57,610	1,353,259
bebe stores, Inc.	51,449	184,187
Big 5 Sporting Goods Corp.	21,984	261,830
Blue Nile, Inc. *	19,000	590,520
Boot Barn Holdings, Inc. *	5,600	113,008
Brown Shoe Co., Inc.	63,875	1,813,411
Build-A-Bear Workshop, Inc. *	18,100	373,222
Burlington Stores, Inc. *	42,000	2,095,380
Christopher & Banks Corp. *	51,800	269,878
Citi Trends, Inc. *	18,246	417,651
Conn’s, Inc. *(c)	40,600	639,044
Core-Mark Holding Co., Inc.	31,841	2,123,158
Destination Maternity Corp.	18,400	281,704
Destination XL Group, Inc. *	56,400	286,512
EVINE Live, Inc. *	56,000	351,120
Express, Inc. *	119,400	1,561,752
Five Below, Inc. *	79,600	2,652,272
Francesca’s Holdings Corp. *	62,800	996,008
Fred’s, Inc., Class A	52,800	876,480
FTD Cos., Inc. *	28,097	962,322
Gaiam, Inc., Class A *	22,000	161,040
Genesco, Inc. *	34,844	2,489,604
Group 1 Automotive, Inc.	35,500	2,853,845
Guess?, Inc.	90,200	1,693,956
Haverty Furniture Cos, Inc.	30,300	740,229
hhgregg, Inc. *	18,300	100,467
Hibbett Sports, Inc. *	37,575	1,767,528
HSN, Inc.	47,555	3,682,659
Kirkland’s, Inc. *	22,400	521,248
Lands’ End, Inc. *	24,200	839,498
Lithia Motors, Inc., Class A	33,400	2,828,980
Lumber Liquidators Holdings, Inc. *(c)	39,398	2,487,984
MarineMax, Inc. *	37,700	961,727
Mattress Firm Holding Corp. *	22,000	1,267,640
Monro Muffler Brake, Inc.	46,546	2,659,639
New York & Co., Inc. *	36,400	83,720
Nutrisystem, Inc.	39,948	711,873
Office Depot, Inc. *	772,510	5,871,076
Orbitz Worldwide, Inc. *	75,700	698,711
Outerwall, Inc. *(c)	26,700	1,657,536
Overstock.com, Inc. *	15,500	346,890
Pacific Sunwear of California, Inc. *	65,800	180,950
PetMed Express, Inc. (c)	29,500	463,150
Pier 1 Imports, Inc.	140,400	2,360,124
Pool Corp.	66,177	4,116,871
Rent-A-Center, Inc.	76,705	2,629,447
Restoration Hardware Holdings, Inc. *	44,700	3,912,591
Sears Hometown & Outlet Stores, Inc. *	17,000	192,950
Select Comfort Corp. *	79,600	2,375,264
Shoe Carnival, Inc.	20,150	467,883
Shutterfly, Inc. *	56,600	2,483,042
Sonic Automotive, Inc., Class A	54,900	1,352,187
Sportsman’s Warehouse Holdings, Inc. *(c)	12,000	85,560
Stage Stores, Inc.	46,827	936,540
Stein Mart, Inc.	44,300	609,568
Systemax, Inc. *	14,500	189,515
The Bon-Ton Stores, Inc. (c)	19,300	105,764
The Buckle, Inc. (c)	41,664	2,116,115
The Cato Corp., Class A	38,804	1,645,290
The Children’s Place, Inc.	32,313	1,937,164

 15

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Container Store Group, Inc. *(c)	25,200	459,144
The Finish Line, Inc., Class A	71,619	1,690,208
The Men’s Wearhouse, Inc.	67,500	3,136,725
The Pep Boys - Manny, Moe & Jack *	75,800	638,994
Tile Shop Holdings, Inc. *(c)	41,100	333,732
Tilly’s, Inc., Class A *	12,600	173,124
Travelport Worldwide Ltd.	39,500	615,805
Tuesday Morning Corp. *	65,800	1,164,660
Vitamin Shoppe, Inc. *	45,400	1,919,058
VOXX International Corp. *	31,300	250,400
Wayfair, Inc., Class A *(c)	17,200	336,432
West Marine, Inc. *	24,500	294,000
Weyco Group, Inc.	9,100	245,882
Winmark Corp.	3,000	244,530
Zumiez, Inc. *	30,100	1,122,429

		104,134,153

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc. *	59,437	1,426,488
Alpha & Omega Semiconductor Ltd. *	28,000	245,560
Ambarella, Inc. *(c)	42,300	2,339,613
Amkor Technology, Inc. *	125,218	795,134
Applied Micro Circuits Corp. *	114,365	600,416
Audience, Inc. *	21,900	88,476
Axcelis Technologies, Inc. *	142,100	341,040
Brooks Automation, Inc.	95,831	1,237,178
Cabot Microelectronics Corp. *	35,700	1,763,937
Cascade Microtech, Inc. *	18,700	251,702
Cavium, Inc. *	77,100	4,534,251
CEVA, Inc. *	25,736	471,226
Cirrus Logic, Inc. *	87,400	2,316,100
Cohu, Inc.	31,900	361,427
Cypress Semiconductor Corp. *(c)	225,200	3,317,196
Diodes, Inc. *	54,281	1,434,647
DSP Group, Inc. *	31,400	345,086
Entegris, Inc. *	200,800	2,610,400
Entropic Communications, Inc. *	143,000	370,370
Exar Corp. *	58,500	527,670
Fairchild Semiconductor International, Inc. *	183,300	2,813,655
FormFactor, Inc. *	76,873	580,391
Inphi Corp. *	43,700	856,520
Integrated Device Technology, Inc. *	190,200	3,478,758
Integrated Silicon Solution, Inc.	46,000	739,680
Intersil Corp., Class A	190,700	2,728,917
IXYS Corp.	32,400	366,120
Kopin Corp. *	100,300	366,095
Lattice Semiconductor Corp. *	170,200	1,213,526
M/A-COM Technology Solutions Holdings, Inc. *	16,022	520,875
MaxLinear, Inc., Class A *	41,800	336,490
Micrel, Inc.	67,505	949,795
Microsemi Corp. *	137,771	3,838,300
MKS Instruments, Inc.	77,137	2,700,567
Monolithic Power Systems, Inc.	53,900	2,559,711
Nanometrics, Inc. *	32,200	500,388
NVE Corp.	6,500	429,715
OmniVision Technologies, Inc. *	82,373	2,227,366
PDF Solutions, Inc. *	44,800	744,576
Pericom Semiconductor Corp. *	33,500	489,435
Photronics, Inc. *	85,200	715,680
PMC-Sierra, Inc. *	254,400	2,248,896
Power Integrations, Inc.	45,362	2,339,772
Qorvo, Inc. *	207,028	15,293,159
QuickLogic Corp. *(c)	80,900	230,565
Rambus, Inc. *	167,900	1,888,875
Rubicon Technology, Inc. *	32,500	135,200
Rudolph Technologies, Inc. *	46,700	468,401
Semtech Corp. *	100,229	2,551,830
Silicon Image, Inc. *	113,600	824,736
Silicon Laboratories, Inc. *	63,800	2,791,888
Spansion, Inc., Class A *	88,600	3,141,756
Synaptics, Inc. *	52,100	4,001,801
Tessera Technologies, Inc.	76,759	2,846,224
Ultra Clean Holdings, Inc. *	43,300	381,040
Ultratech, Inc. *	40,000	637,600
Veeco Instruments, Inc. *	56,000	1,633,520
Vitesse Semiconductor Corp. *	70,700	265,125
Xcerra Corp. *	84,400	648,192

		96,863,057

Software & Services 9.1%
A10 Networks, Inc. *	18,700	89,760
ACI Worldwide, Inc. *	166,845	3,081,627
Actua Corp. *	60,400	972,440
Acxiom Corp. *	108,800	1,980,160
Advent Software, Inc.	75,528	3,160,847
Aerohive Networks, Inc. *	12,000	47,640
Amber Road, Inc. *	13,100	124,581
American Software, Inc., Class A	19,700	163,313
Angie’s List, Inc. *	60,200	276,318
Aspen Technology, Inc. *	132,200	4,672,609
AVG Technologies N.V. *	51,100	1,010,758
Bankrate, Inc. *	98,300	1,226,784
Barracuda Networks, Inc. *	11,600	392,776
Bazaarvoice, Inc. *	68,500	569,235
Benefitfocus, Inc. *(c)	7,400	179,006
Blackbaud, Inc.	65,669	2,870,392
Blackhawk Network Holdings, Inc. *(c)	75,602	2,522,083
Blucora, Inc. *	63,100	853,112
Borderfree, Inc. *	8,800	53,680
Bottomline Technologies de, Inc. *	56,700	1,404,459
Brightcove, Inc. *	49,900	357,284
BroadSoft, Inc. *	42,200	1,134,758
CACI International, Inc., Class A *	33,658	2,847,130
Callidus Software, Inc. *	72,200	1,079,390
Carbonite, Inc. *	26,000	390,780
Cardtronics, Inc. *	63,600	2,137,596
Care.com, Inc. *(c)	9,800	78,106
Cass Information Systems, Inc.	17,640	772,985
ChannelAdvisor Corp. *	30,400	288,192
Ciber, Inc. *	120,800	390,184
Cimpress N.V. *	48,600	3,914,730
CommVault Systems, Inc. *	68,600	2,989,588

16

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Computer Task Group, Inc.	20,200	163,418
comScore, Inc. *	50,800	2,111,248
Comverse, Inc. *	32,070	552,566
Constant Contact, Inc. *	43,685	1,652,167
Convergys Corp.	148,900	2,852,924
Cornerstone OnDemand, Inc. *	78,000	2,570,100
Coupons.com, Inc. *(c)	17,700	253,464
Covisint Corp. *	58,312	129,453
CSG Systems International, Inc.	51,100	1,252,972
Cvent, Inc. *	26,300	656,974
Cyan, Inc. *(c)	39,400	114,654
Datalink Corp. *	27,300	310,128
Dealertrack Technologies, Inc. *	76,864	3,089,933
Demand Media, Inc. *	14,550	58,927
Demandware, Inc. *	44,100	2,361,996
Dice Holdings, Inc. *	53,000	438,310
Digimarc Corp.	10,300	278,306
Digital River, Inc. *	48,804	1,245,966
E2open, Inc. *	34,000	200,260
EarthLink Holdings Corp.	147,381	621,948
Ebix, Inc. (c)	44,300	1,012,255
Ellie Mae, Inc. *	41,700	1,844,808
Endurance International Group Holdings, Inc. *(c)	44,200	743,002
EnerNOC, Inc. *	42,000	723,240
Envestnet, Inc. *	50,000	2,573,500
EPAM Systems, Inc. *	52,200	2,554,146
Epiq Systems, Inc.	41,100	717,195
ePlus, Inc. *	7,600	512,544
Euronet Worldwide, Inc. *	73,036	3,315,104
EVERTEC, Inc.	96,400	1,933,784
Everyday Health, Inc. *	11,100	154,068
ExlService Holdings, Inc. *	46,900	1,377,922
Fair Isaac Corp.	46,500	3,317,775
Five9, Inc. *	15,000	58,950
Fleetmatics Group plc *	54,800	1,940,468
Forrester Research, Inc.	16,017	604,482
Gigamon, Inc. *	35,500	653,555
Global Cash Access Holdings, Inc. *	83,200	549,952
Globant S.A. *	8,900	123,532
Glu Mobile, Inc. *(c)	131,900	462,969
Gogo, Inc. *(c)	82,000	1,191,870
GrubHub, Inc. *	13,100	451,033
GTT Communications, Inc. *	20,700	238,257
Guidance Software, Inc. *	31,700	207,952
Guidewire Software, Inc. *	97,127	4,866,063
Heartland Payment Systems, Inc.	51,100	2,543,247
Higher One Holdings, Inc. *	43,800	144,978
HubSpot, Inc. *	8,900	299,485
iGATE Corp. *	52,035	1,842,039
Imperva, Inc. *	30,800	1,286,208
Infoblox, Inc. *	80,300	1,499,201
Information Services Group, Inc.	47,900	192,558
Interactive Intelligence Group, Inc. *	23,473	952,065
Internap Corp. *	75,700	637,394
Intralinks Holdings, Inc. *	50,300	536,198
j2 Global, Inc.	69,228	3,976,456
Jive Software, Inc. *	56,400	324,864
Kofax, Ltd. *	108,900	750,321
Limelight Networks, Inc. *	90,900	241,794
Lionbridge Technologies, Inc. *	99,900	497,502
Liquidity Services, Inc. *	35,400	273,996
LivePerson, Inc. *	78,700	842,090
LogMeIn, Inc. *	35,600	1,692,780
Luxoft Holding, Inc. *	11,500	448,730
Manhattan Associates, Inc. *	109,888	4,905,400
ManTech International Corp., Class A	34,500	1,122,285
Marchex, Inc., Class B	48,200	183,642
Marin Software, Inc. *	38,600	255,532
Marketo, Inc. *	37,600	1,294,568
Mavenir Systems, Inc. *	14,700	175,959
MAXIMUS, Inc.	97,588	5,437,603
Mentor Graphics Corp.	140,967	3,243,651
MicroStrategy, Inc., Class A *	12,762	2,062,339
Millennial Media, Inc. *(c)	110,600	149,310
MobileIron, Inc. *(c)	11,300	99,101
Model N, Inc. *	28,300	302,810
ModusLink Global Solutions, Inc. *	58,700	211,907
MoneyGram International, Inc. *	42,800	364,656
Monotype Imaging Holdings, Inc.	58,600	1,719,324
Monster Worldwide, Inc. *	133,500	551,355
NetScout Systems, Inc. *	52,100	1,870,390
NeuStar, Inc., Class A *(c)	77,879	2,047,439
NIC, Inc.	96,800	1,589,456
OPOWER, Inc. *(c)	11,400	130,074
Park City Group, Inc. *(c)	14,000	145,180
Paycom Software, Inc. *	9,600	251,232
Pegasystems, Inc.	53,200	1,041,124
Perficient, Inc. *	49,897	898,146
PRGX Global, Inc. *	41,500	215,385
Progress Software Corp. *	74,620	1,869,231
Proofpoint, Inc. *	54,300	2,715,000
PROS Holdings, Inc. *	34,000	825,860
Q2 Holdings, Inc. *	14,500	259,260
QAD, Inc., Class A	8,800	170,192
Qlik Technologies, Inc. *	128,888	3,660,419
Qualys, Inc. *	29,500	1,121,590
QuinStreet, Inc. *	44,900	229,888
Rally Software Development Corp. *	36,500	431,795
RealNetworks, Inc. *	28,257	198,647
RealPage, Inc. *	76,600	1,379,566
Reis, Inc.	11,900	267,750
RetailMeNot, Inc. *	45,200	701,956
Rightside Group Ltd. *	14,550	114,945
Rocket Fuel, Inc. *(c)	26,900	344,589
Rosetta Stone, Inc. *	31,100	280,522
Sapiens International Corp. N.V. *	43,366	278,410
Sapient Corp. *	164,263	4,083,578
Science Applications International Corp.	57,600	2,809,728
SciQuest, Inc. *	38,300	544,626
Seachange International, Inc. *	46,700	329,702
ServiceSource International, Inc. *	105,500	353,425
Shutterstock, Inc. *	22,300	1,255,267
Silver Spring Networks, Inc. *	51,400	364,940
SPS Commerce, Inc. *	23,400	1,387,620
SS&C Technologies Holdings, Inc.	97,100	5,372,543

 17

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stamps.com, Inc. *	19,400	884,058
Sykes Enterprises, Inc. *	54,793	1,233,938
Synchronoss Technologies, Inc. *	51,800	2,199,946
Syntel, Inc. *	45,800	1,980,850
Take-Two Interactive Software, Inc. *	120,112	3,569,729
Tangoe, Inc. *	56,800	649,224
TechTarget, Inc. *	19,000	209,950
TeleCommunication Systems, Inc., Class A *	67,800	191,874
Telenav, Inc. *	40,000	259,200
TeleTech Holdings, Inc. *	20,600	454,436
Textura, Corp. *(c)	27,400	683,356
The Hackett Group, Inc.	40,800	309,264
The Rubicon Project, Inc. *	11,600	170,868
The Ultimate Software Group, Inc. *	40,700	6,024,007
TiVo, Inc. *	150,203	1,571,123
Travelzoo, Inc. *	9,800	84,084
Tremor Video, Inc. *	59,800	125,580
TrueCar, Inc. *(c)	11,400	200,412
Trulia, Inc. *	54,205	2,313,469
TubeMogul, Inc. *(c)	3,525	53,510
Tyler Technologies, Inc. *	47,700	5,060,016
Unisys Corp. *	71,850	1,575,670
Unwired Planet, Inc. *	122,695	121,100
Varonis Systems, Inc. *	7,900	260,463
VASCO Data Security International, Inc. *(c)	40,200	864,300
Verint Systems, Inc. *	85,372	4,557,157
VirnetX Holding Corp. *(c)	65,700	357,408
Virtusa Corp. *	38,100	1,427,226
Vringo, Inc. *(c)	95,600	50,563
Web.com Group, Inc. *	76,000	1,148,360
WebMD Health Corp. *	56,800	2,201,000
WEX, Inc. *	55,276	5,088,156
Wix.com Ltd. *	20,300	401,534
XO Group, Inc. *	39,800	654,312
Xoom Corp. *	45,400	669,650
Yodlee, Inc. *(c)	6,300	58,086
YuMe, Inc. *(c)	29,400	158,760
Zendesk, Inc. *(c)	16,700	403,973
Zix Corp. *	88,900	314,706

		224,218,584

Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	82,800	1,830,708
Agilysys, Inc. *	24,000	249,120
Alliance Fiber Optic Products, Inc.	16,400	237,472
Anixter International, Inc. *	38,500	2,901,360
Applied Optoelectronics, Inc. *	21,700	193,998
Aruba Networks, Inc. *	156,600	2,596,428
Badger Meter, Inc.	18,540	1,109,804
Bel Fuse, Inc., Class B	14,100	331,632
Belden, Inc.	62,833	5,211,369
Benchmark Electronics, Inc. *	81,294	1,969,754
Black Box Corp.	24,092	506,173
CalAmp Corp. *	53,500	958,185
Calix, Inc. *	58,800	564,480
Checkpoint Systems, Inc. *	61,644	798,906
Ciena Corp. *	154,800	2,866,896
Clearfield, Inc. *(c)	16,700	196,726
Cognex Corp. *	125,135	4,598,711
Coherent, Inc. *	36,651	2,267,964
Comtech Telecommunications Corp.	20,600	680,624
Control4 Corp. *(c)	16,800	255,024
Cray, Inc. *	59,800	1,942,902
CTS Corp.	52,200	835,200
CUI Global, Inc. *	30,300	184,830
Daktronics, Inc.	59,300	734,134
Digi International, Inc. *	33,900	323,745
Dot Hill Systems Corp. *	88,000	366,960
DTS, Inc. *	24,942	691,392
Eastman Kodak Co. *(c)	25,900	466,459
Electro Rent Corp.	25,200	324,828
Electro Scientific Industries, Inc.	39,800	249,546
Electronics for Imaging, Inc. *	68,609	2,651,738
Emulex Corp. *	111,137	695,718
Extreme Networks, Inc. *	135,200	397,488
Fabrinet *	51,500	840,995
FARO Technologies, Inc. *	25,200	1,394,820
FEI Co.	60,400	4,966,088
Finisar Corp. *	150,000	2,721,000
GSI Group, Inc. *	48,200	637,204
Harmonic, Inc. *	115,200	881,280
II-VI, Inc. *	76,900	1,321,911
Immersion Corp. *	46,379	436,426
Infinera Corp. *	175,800	2,833,896
Insight Enterprises, Inc. *	60,100	1,422,567
InterDigital, Inc.	54,600	2,728,908
Intevac, Inc. *	35,100	228,150
InvenSense, Inc. *(c)	104,300	1,540,511
Itron, Inc. *	55,000	2,046,550
Ixia *	76,064	771,289
Kemet Corp. *	59,100	224,580
Kimball Electronics, Inc. *	38,700	393,966
KVH Industries, Inc. *	19,900	240,790
Littelfuse, Inc.	33,200	3,278,168
Maxwell Technologies, Inc. *	43,400	345,464
Mercury Systems, Inc. *	45,101	711,694
Mesa Laboratories, Inc.	3,600	274,212
Methode Electronics, Inc.	53,000	1,917,010
MTS Systems Corp.	21,775	1,573,897
Multi-Fineline Electronix, Inc. *	12,100	157,421
NETGEAR, Inc. *	49,600	1,674,992
Newport Corp. *	57,700	1,068,604
Nimble Storage, Inc. *(c)	13,600	305,048
Numerex Corp., Class A *	25,600	268,288
Oclaro, Inc. *	137,300	196,339
OSI Systems, Inc. *	27,500	1,924,450
Park Electrochemical Corp.	32,946	715,258
ParkerVision, Inc. *(c)	144,400	147,288
PC Connection, Inc.	12,500	296,875
Plantronics, Inc.	61,593	2,822,807
Plexus Corp. *	49,062	1,858,959
Polycom, Inc. *	202,700	2,695,910
Procera Networks, Inc. *	28,000	245,840
QLogic Corp. *	120,600	1,611,216
Quantum Corp. *	324,083	512,051
RealD, Inc. *	60,400	655,340
Rofin-Sinar Technologies, Inc. *	40,036	1,077,769

18

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rogers Corp. *	26,167	1,932,695
Ruckus Wireless, Inc. *	95,100	1,007,109
Sanmina Corp. *	120,600	2,554,308
ScanSource, Inc. *	40,705	1,403,508
ShoreTel, Inc. *	85,857	607,868
Silicon Graphics International Corp. *	53,400	503,562
Sonus Networks, Inc. *	72,111	1,375,878
Speed Commerce, Inc. *	57,100	135,898
Super Micro Computer, Inc. *	50,600	1,850,442
SYNNEX Corp.	41,800	3,101,142
Tessco Technologies, Inc.	7,400	167,610
TTM Technologies, Inc. *	86,250	599,437
Ubiquiti Networks, Inc. (c)	43,600	1,146,462
Universal Display Corp. *(c)	56,852	1,811,305
ViaSat, Inc. *	58,419	3,284,316
Viasystems Group, Inc. *	7,000	112,070
Violin Memory, Inc. *(c)	117,600	451,584
Vishay Precision Group, Inc. *	16,500	274,560

		114,475,859

Telecommunication Services 0.7%
8x8, Inc. *	127,000	979,170
Atlantic Tele-Network, Inc.	12,900	856,947
Boingo Wireless, Inc. *	37,100	313,495
Cincinnati Bell, Inc. *	303,745	889,973
Cogent Communications Holdings, Inc.	67,200	2,490,432
Consolidated Communications Holdings, Inc.	70,874	1,649,947
FairPoint Communications, Inc. *	28,900	432,344
General Communication, Inc., Class A *	50,300	738,404
Globalstar, Inc. *(c)	402,800	974,776
Hawaiian Telcom Holdco, Inc. *	16,213	422,024
IDT Corp., Class B	23,500	501,960
inContact, Inc. *	88,200	755,874
Inteliquent, Inc.	46,400	780,448
Intelsat S.A. *	40,100	631,575
Iridium Communications, Inc. *	116,700	993,117
Lumos Networks Corp.	25,400	407,162
magicJack VocalTec Ltd. *	26,400	183,216
NTELOS Holdings Corp.	26,050	106,805
ORBCOMM, Inc. *	82,700	459,812
Premiere Global Services, Inc. *	70,000	618,800
RingCentral, Inc., Class A *	41,100	554,850
Shenandoah Telecommunications Co.	34,800	1,033,908
Spok Holdings, Inc.	28,900	494,768
Vonage Holdings Corp. *	260,200	1,092,840

		18,362,647

Transportation 1.9%
Air Transport Services Group, Inc. *	72,100	600,593
Allegiant Travel Co.	20,200	3,661,654
ArcBest Corp.	36,372	1,355,221
Atlas Air Worldwide Holdings, Inc. *	37,400	1,690,480
Baltic Trading Ltd. (c)	72,200	116,964
Celadon Group, Inc.	32,600	776,858
Echo Global Logistics, Inc. *	34,500	910,800
Forward Air Corp.	45,682	2,051,122
Hawaiian Holdings, Inc. *	66,000	1,283,040
Heartland Express, Inc.	79,800	2,050,062
Hub Group, Inc., Class A *	53,534	1,788,035
International Shipholding Corp.	7,300	122,348
JetBlue Airways Corp. *	357,000	5,994,030
Knight Transportation, Inc.	88,400	2,518,516
Knightsbridge Shipping Ltd. (c)	50,800	203,708
Marten Transport Ltd.	31,000	633,950
Matson, Inc.	61,100	2,123,225
Navios Maritime Holdings, Inc. (c)	116,400	422,532
P.A.M. Transportation Services, Inc. *	4,000	231,600
Park-Ohio Holdings Corp.	11,300	603,759
Quality Distribution, Inc. *	40,200	335,268
Republic Airways Holdings, Inc. *	74,100	1,019,616
Roadrunner Transportation Systems, Inc. *	40,900	831,088
Safe Bulkers, Inc. (c)	57,100	204,989
Saia, Inc. *	34,600	1,457,006
Scorpio Bulkers, Inc. *	197,400	294,126
SkyWest, Inc.	73,612	923,831
Swift Transportation Co. *	124,600	3,062,668
Ultrapetrol Bahamas Ltd. *(c)	33,800	54,418
Universal Truckload Services, Inc.	11,747	276,759
USA Truck, Inc. *	9,200	255,760
UTi Worldwide, Inc. *	126,400	1,500,368
Virgin America, Inc. *	21,400	717,756
Werner Enterprises, Inc.	61,475	1,753,882
Wesco Aircraft Holdings, Inc. *	76,900	1,002,776
XPO Logistics, Inc. *	76,469	2,813,294
YRC Worldwide, Inc. *	47,200	748,592

		46,390,694

Utilities 3.7%
Abengoa Yield plc	39,900	1,313,508
ALLETE, Inc.	61,754	3,498,364
American States Water Co.	55,800	2,211,912
Artesian Resources Corp., Class A	10,500	232,575
Atlantic Power Corp.	168,900	447,585
Avista Corp.	86,630	3,216,572
Black Hills Corp.	62,098	3,114,836
California Water Service Group	71,574	1,756,426
Chesapeake Utilities Corp.	20,700	1,009,332
Cleco Corp.	87,300	4,745,628
Connecticut Water Service, Inc.	15,000	539,400
Dynegy, Inc. *	178,900	4,887,548
El Paso Electric Co.	60,303	2,415,738
IDACORP, Inc.	71,087	4,827,518
MGE Energy, Inc.	50,940	2,338,146
Middlesex Water Co.	25,485	557,357
New Jersey Resources Corp.	60,400	3,858,352
Northwest Natural Gas Co.	39,895	1,991,160
NorthWestern Corp.	67,569	3,902,785
NRG Yield, Inc., Class A	33,500	1,771,480
ONE Gas, Inc.	76,300	3,371,697
Ormat Technologies, Inc.	27,700	740,975
Otter Tail Corp.	54,909	1,697,786

 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pattern Energy Group, Inc.	57,900	1,691,838
Piedmont Natural Gas Co., Inc.	109,400	4,363,966
PNM Resources, Inc.	118,200	3,605,100
Portland General Electric Co.	110,817	4,399,435
SJW Corp.	24,600	830,742
South Jersey Industries, Inc.	50,660	2,950,945
Southwest Gas Corp.	65,396	4,019,238
Spark Energy, Inc., Class A	6,900	106,053
TerraForm Power, Inc., Class A	41,012	1,334,531
The Empire District Electric Co.	62,100	1,892,187
The Laclede Group, Inc.	63,721	3,425,641
The York Water Co.	17,000	402,390
UIL Holdings Corp.	84,010	3,864,460
Unitil Corp.	22,100	825,656
Vivint Solar, Inc. *(c)	27,000	214,380
WGL Holdings, Inc.	74,424	4,204,956

		92,578,198

Total Common Stock
(Cost $1,730,413,929)		2,455,547,507

Rights 0.0% of net assets

Automobiles & Components 0.0%
Contra Furiex Pharmaceuticals CVR *(a)(b)	11,000	107,470

Consumer Services 0.0%
Empire Resorts, Inc. *(a)(b)(c)	3,946	—

Health Care Equipment & Services 0.0%
Providence Service Corp. CVR *(a)(b)	718	—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceutical CVR *(a)(b)	8,400	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(a)(b)	84,700	213,444

Total Rights
(Cost $320,914)		320,914

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)	24,500	—

Total Warrants
(Cost $—)		—

Other Investment Company 4.8% of net assets

Securities Lending Collateral 4.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	118,862,485	118,862,485

Total Other Investment Company
(Cost $118,862,485)		118,862,485

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Wells Fargo
0.03%, 02/02/15	19,161,456	19,161,456

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 03/19/15 (d)(e)	360,000	359,996
0.01%, 03/19/15 (d)(e)	800,000	799,991
0.02%, 03/19/15 (d)(e)	140,000	139,996
0.05%, 03/19/15 (d)(e)	120,000	120,013

		1,419,996

Total Short-Term Investments
(Cost $20,581,432)		20,581,452

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $1,878,123,464 and the unrealized appreciation and depreciation were $906,323,046 and ($189,134,152), respectively, with a net unrealized appreciation of $717,188,894.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $113,101,773.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

20

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/20/15	155	17,998,600	(73,934)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,455,547,507	$—	$—	$2,455,547,507
Rights[1]	—	—	320,914	320,914
Warrants[1]	—	—	—	—
Other Investment Company[1]	118,862,485	—	—	118,862,485
Short-Term Investments[1]	—	20,581,452	—	20,581,452

Total	$2,574,409,992	$20,581,452	$320,914	$2,595,312,358

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($73,934)	$—	$—	($73,934)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

22

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$320,914	$—	$—	$—	$—	$—	$—	$320,914

Total	$320,914	$—	$—	$—	$—	$—	$—	$320,914

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46818JAN15

 23

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	2,611,882,456	4,131,215,373
0.0%	Rights	32,982	32,760
0.0%	Warrants	—	—
0.6%	Other Investment Company	25,391,152	25,391,152
1.3%	Short-Term Investments	53,703,538	53,703,656

100.4%	Total Investments	2,691,010,128	4,210,342,941
(0.4%)	Other Assets and Liabilities, Net		(16,771,352)

100.0%	Net Assets		4,193,571,589

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	13,400	326,290
Autoliv, Inc.	15,800	1,675,748
BorgWarner, Inc.	44,800	2,419,648
Cooper Tire & Rubber Co.	8,900	309,631
Cooper-Standard Holding, Inc. *	2,500	130,625
Dana Holding Corp.	35,200	734,624
Delphi Automotive plc	55,685	3,827,230
Dorman Products, Inc. *	5,000	228,650
Drew Industries, Inc. *	5,400	271,512
Federal-Mogul Holdings Corp. *	22,200	300,366
Ford Motor Co.	719,140	10,578,549
General Motors Co.	252,485	8,236,061
Gentex Corp.	59,600	994,724
Gentherm, Inc. *	5,307	195,191
Harley-Davidson, Inc.	38,693	2,387,358
Johnson Controls, Inc.	123,800	5,752,986
Lear Corp.	14,000	1,404,900
Modine Manufacturing Co. *	12,100	147,499
Remy International, Inc.	2,946	62,661
Standard Motor Products, Inc.	7,500	273,450
Stoneridge, Inc. *	13,100	165,322
Strattec Security Corp.	1,500	94,500
Tenneco, Inc. *	10,080	518,314
Tesla Motors, Inc. *	18,170	3,699,412
The Goodyear Tire & Rubber Co.	60,637	1,469,841
Thor Industries, Inc.	7,500	422,625
Tower International, Inc. *	5,564	131,700
TRW Automotive Holdings Corp. *	20,400	2,104,668
Visteon Corp. *	8,000	775,600
Winnebago Industries, Inc.	7,400	147,186

		49,786,871

Banks 5.5%
1st Source Corp.	5,528	164,347
Ameris Bancorp	6,348	153,177
Arrow Financial Corp.	3,457	88,396
Associated Banc-Corp.	25,000	420,250
Astoria Financial Corp.	19,300	236,039
BancFirst Corp.	2,300	132,618
BancorpSouth, Inc.	16,112	319,823
Bank Mutual Corp.	18,268	116,367
Bank of America Corp.	1,987,901	30,116,700
Bank of Hawaii Corp.	6,500	366,990
Bank of the Ozarks, Inc.	11,200	363,216
BankUnited, Inc.	19,696	544,791
Banner Corp.	5,571	224,957
BB&T Corp.	139,658	4,928,531
BBCN Bancorp, Inc.	19,100	247,345
Beneficial Bancorp, Inc. *	9,899	106,810
Berkshire Hills Bancorp, Inc.	8,000	199,200
BNC Bancorp	11,012	175,972
BofI Holding, Inc. *	2,100	177,156
BOK Financial Corp.	3,740	202,371
Boston Private Financial Holdings, Inc.	20,729	228,019
Brookline Bancorp, Inc.	11,705	112,368
Bryn Mawr Bank Corp.	3,400	99,110
Camden National Corp.	2,500	92,900
Capital Bank Financial Corp., Class A *	10,300	251,526
Capital City Bank Group, Inc.	6,875	103,125
Capitol Federal Financial, Inc.	21,963	273,659
Cardinal Financial Corp.	3,700	65,897
Cathay General Bancorp	16,006	382,383
Centerstate Banks, Inc.	17,590	193,666
Central Pacific Financial Corp.	10,269	215,444
Century Bancorp, Inc., Class A	800	31,024
Chemical Financial Corp.	8,683	246,250
CIT Group, Inc.	33,100	1,450,442
Citigroup, Inc.	572,089	26,859,579
City Holding Co.	4,800	203,184
City National Corp.	7,800	676,182
Columbia Banking System, Inc.	9,951	253,054
Comerica, Inc.	31,159	1,293,099
Commerce Bancshares, Inc.	13,579	543,160
Community Bank System, Inc.	10,700	359,841
Community Trust Bancorp, Inc.	2,735	86,371
Cullen/Frost Bankers, Inc.	9,100	566,930
CVB Financial Corp.	19,411	283,595
Dime Community Bancshares, Inc.	6,875	101,475
Eagle Bancorp, Inc. *	5,760	196,992
East West Bancorp, Inc.	24,100	871,938
Essent Group Ltd. *	14,900	348,511
EverBank Financial Corp.	15,400	268,730
F.N.B. Corp.	31,061	372,732
Fifth Third Bancorp	166,314	2,877,232
First BanCorp (Puerto Rico) *	56,579	310,619

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Busey Corp.	20,200	124,432
First Citizens BancShares, Inc., Class A	900	219,645
First Commonwealth Financial Corp.	24,904	196,493
First Financial Bancorp	10,339	170,800
First Financial Bankshares, Inc.	8,200	202,540
First Financial Corp.	2,600	84,266
First Horizon National Corp.	45,216	587,356
First Interstate BancSystem, Inc., Class A	8,900	212,710
First Merchants Corp.	9,041	197,455
First Midwest Bancorp, Inc.	15,825	243,705
First Niagara Financial Group, Inc.	58,465	474,736
First Republic Bank	22,724	1,157,106
First United Corp. *	2,200	18,678
FirstMerit Corp.	27,289	447,130
Flagstar Bancorp, Inc. *	8,060	114,533
Flushing Financial Corp.	6,800	123,080
Fulton Financial Corp.	28,262	315,121
Glacier Bancorp, Inc.	10,497	233,768
Great Southern Bancorp, Inc.	3,400	122,808
Hancock Holding Co.	12,344	322,302
Hanmi Financial Corp.	7,000	139,020
Hawthorn Bancshares, Inc.	947	13,476
Heartland Financial USA, Inc.	2,500	69,050
Heritage Financial Corp.	6,135	95,215
Hilltop Holdings, Inc. *	14,975	271,796
Home BancShares, Inc.	11,500	340,630
Home Loan Servicing Solutions Ltd.	10,400	125,424
Hudson City Bancorp, Inc.	78,531	704,423
Huntington Bancshares, Inc.	137,099	1,373,732
Iberiabank Corp.	6,075	331,756
Independent Bank Corp., Massachusetts	5,700	215,631
Independent Bank Corp., Michigan	431	5,301
International Bancshares Corp.	13,484	303,525
Investors Bancorp, Inc.	58,997	649,557
JPMorgan Chase & Co.	705,663	38,373,954
Kearny Financial Corp. *	9,000	117,000
KeyCorp	192,190	2,496,548
Lakeland Financial Corp.	3,700	139,638
LegacyTexas Financial Group, Inc.	8,700	172,434
LendingTree, Inc. *	4,444	183,004
M&T Bank Corp.	26,666	3,017,525
MainSource Financial Group, Inc.	5,535	106,272
MB Financial, Inc.	13,857	393,677
Merchants Bancshares, Inc.	3,650	97,711
MGIC Investment Corp. *	62,600	533,352
MutualFirst Financial, Inc.	2,000	43,780
National Bank Holdings Corp., Class A	12,800	236,160
National Penn Bancshares, Inc.	32,675	316,948
Nationstar Mortgage Holdings, Inc. *(c)	10,200	262,242
NBT Bancorp, Inc.	11,500	264,615
New York Community Bancorp, Inc.	74,285	1,147,703
Northfield Bancorp, Inc.	15,765	227,016
Northrim BanCorp, Inc.	4,281	88,745
Northwest Bancshares, Inc.	19,350	228,330
OceanFirst Financial Corp.	7,150	115,830
Ocwen Financial Corp. *(c)	18,620	113,954
OFG Bancorp	8,163	131,424
Old National Bancorp	16,800	225,288
Oritani Financial Corp.	6,000	84,660
PacWest Bancorp	15,333	655,562
Park National Corp.	4,845	389,586
People’s United Financial, Inc.	79,087	1,112,754
Peoples Financial Corp.	3,000	33,000
Pinnacle Financial Partners, Inc.	6,475	232,712
Popular, Inc. *	19,720	607,968
Premier Financial Bancorp, Inc.	2,645	39,225
PrivateBancorp, Inc.	13,000	394,420
Prosperity Bancshares, Inc.	11,300	517,427
Provident Financial Holdings, Inc.	4,350	67,512
Provident Financial Services, Inc.	14,017	243,335
Radian Group, Inc.	34,300	540,568
Regions Financial Corp.	243,273	2,116,475
Renasant Corp.	8,910	233,086
Republic Bancorp, Inc., Class A	6,521	148,614
S&T Bancorp, Inc.	4,400	120,956
Sandy Spring Bancorp, Inc.	5,900	145,907
Seacoast Banking Corp of Florida *	3,936	49,830
Shore Bancshares, Inc. *	1,250	11,563
Signature Bank *	11,500	1,346,995
Simmons First National Corp., Class A	4,000	149,680
South State Corp.	5,584	333,421
Southside Bancshares, Inc.	4,741	129,429
Southwest Bancorp, Inc.	7,800	119,028
State Bank Financial Corp.	6,200	113,212
Sterling Bancorp	19,185	252,858
Stock Yards Bancorp, Inc.	3,670	113,036
Suffolk Bancorp	4,600	105,800
Sun Bancorp, Inc. *	3,863	70,693
SunTrust Banks, Inc.	106,857	4,105,446
Susquehanna Bancshares, Inc.	27,568	347,632
SVB Financial Group *	11,800	1,332,220
Synovus Financial Corp.	22,042	568,022
TCF Financial Corp.	32,100	471,870
Texas Capital Bancshares, Inc. *	7,800	318,630
TFS Financial Corp.	19,500	273,390
The First of Long Island Corp.	6,000	139,860
The PNC Financial Services Group, Inc.	98,242	8,305,379
Timberland Bancorp, Inc.	2,000	21,000
Tompkins Financial Corp.	4,024	206,310
Towne Bank	3,800	55,138
Trico Bancshares	5,682	132,675
TrustCo Bank Corp.	20,657	132,825
Trustmark Corp.	14,762	315,316
U.S. Bancorp	335,537	14,062,356
UMB Financial Corp.	7,774	377,194
Umpqua Holdings Corp.	31,951	495,560
Union Bankshares Corp.	12,893	257,860
United Bankshares, Inc.	12,300	415,863
United Community Banks, Inc.	11,678	204,482
United Financial Bancorp, Inc.	14,699	182,856
Valley National Bancorp	30,542	277,321
Walker & Dunlop, Inc. *	9,700	172,175
Washington Federal, Inc.	14,942	296,748

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Washington Trust Bancorp, Inc.	3,600	131,832
Webster Financial Corp.	15,963	487,350
Wells Fargo & Co.	882,513	45,820,075
WesBanco, Inc.	7,756	234,076
Westamerica Bancorp	5,200	211,536
Western Alliance Bancorp *	16,600	426,786
Wilshire Bancorp, Inc.	9,900	90,090
Wintrust Financial Corp.	8,900	386,883
WSFS Financial Corp.	2,000	147,720
Zions Bancorp	35,725	855,971

		231,484,202

Capital Goods 7.6%
3M Co.	119,757	19,436,561
A.O. Smith Corp.	17,500	1,039,675
AAON, Inc.	10,279	224,185
AAR Corp.	8,400	240,744
Aceto Corp.	7,900	153,260
Actuant Corp., Class A	10,280	237,571
Acuity Brands, Inc.	7,500	1,124,175
AECOM *	31,725	806,449
Aegion Corp. *	4,300	65,876
Aerovironment, Inc. *	4,200	107,478
AGCO Corp.	15,462	670,123
Air Lease Corp.	17,400	607,956
Aircastle Ltd.	14,100	282,846
Alamo Group, Inc.	2,500	112,625
Albany International Corp., Class A	6,718	229,285
Allegion plc	17,433	941,556
Alliant Techsystems, Inc.	5,537	721,526
Allison Transmission Holdings, Inc.	28,555	894,343
Altra Industrial Motion Corp.	4,300	109,865
American Railcar Industries, Inc.	4,500	225,900
American Science & Engineering, Inc.	2,000	92,800
American Superconductor Corp. *	5,200	3,640
American Woodmark Corp. *	4,000	164,520
AMETEK, Inc.	50,659	2,426,566
Apogee Enterprises, Inc.	6,600	285,516
Applied Industrial Technologies, Inc.	6,525	263,806
Armstrong World Industries, Inc. *	8,495	430,696
Astec Industries, Inc.	5,700	202,692
Astronics Corp. *	2,550	142,010
AZZ, Inc.	5,700	240,483
B/E Aerospace, Inc. *	18,000	1,049,940
Barnes Group, Inc.	11,200	384,720
Beacon Roofing Supply, Inc. *	6,600	156,354
Blount International, Inc. *	15,900	246,450
Breeze-Eastern Corp. *	500	5,025
Briggs & Stratton Corp.	11,400	209,874
Builders FirstSource, Inc. *	17,100	101,232
Carlisle Cos., Inc.	10,500	941,640
Caterpillar, Inc.	111,369	8,906,179
Chart Industries, Inc. *	4,400	125,400
Chicago Bridge & Iron Co., N.V.	17,800	614,278
CIRCOR International, Inc.	3,750	185,212
CLARCOR, Inc.	14,800	925,444
Colfax Corp. *	16,400	743,084
Columbus McKinnon Corp.	4,300	107,715
Comfort Systems USA, Inc.	7,700	128,205
Crane Co.	8,000	487,600
Cubic Corp.	4,500	235,305
Cummins, Inc.	32,400	4,518,504
Curtiss-Wright Corp.	9,100	605,423
Danaher Corp.	118,374	9,751,650
Deere & Co.	68,454	5,831,596
DigitalGlobe, Inc. *	12,322	331,339
Donaldson Co., Inc.	22,100	807,976
Dover Corp.	29,661	2,077,456
Ducommun, Inc. *	3,200	83,104
DXP Enterprises, Inc. *	1,700	69,734
Dycom Industries, Inc. *	5,300	163,293
Dynamic Materials Corp.	6,800	96,288
Eaton Corp. plc	87,777	5,537,851
EMCOR Group, Inc.	12,700	512,572
Emerson Electric Co.	129,708	7,385,574
Encore Wire Corp.	4,600	140,898
EnerSys	7,500	437,850
Engility Holdings, Inc. *	4,116	164,228
EnPro Industries, Inc. *	4,900	290,717
ESCO Technologies, Inc.	3,900	140,478
Esterline Technologies Corp. *	5,900	661,331
Exelis, Inc.	34,900	597,139
Fastenal Co.	48,332	2,145,941
Federal Signal Corp.	12,800	195,456
Flowserve Corp.	27,700	1,509,373
Fluor Corp.	28,519	1,528,333
Fortune Brands Home & Security, Inc.	27,400	1,227,246
Franklin Electric Co., Inc.	9,700	331,837
FreightCar America, Inc.	2,500	58,350
FuelCell Energy, Inc. *(c)	29,400	35,280
Furmanite Corp. *	7,200	52,776
GATX Corp.	8,900	508,635
GenCorp, Inc. *	11,600	194,880
Generac Holdings, Inc. *	12,500	546,750
General Cable Corp.	6,700	76,648
General Dynamics Corp.	59,500	7,925,995
General Electric Co.	1,879,112	44,891,986
Gibraltar Industries, Inc. *	6,300	95,382
Graco, Inc.	10,812	770,247
GrafTech International Ltd. *	16,600	60,258
Granite Construction, Inc.	8,150	277,752
Great Lakes Dredge & Dock Corp. *	11,600	90,132
Griffon Corp.	15,100	221,819
H&E Equipment Services, Inc.	6,800	119,272
Hardinge, Inc.	4,800	54,768
Harsco Corp.	11,300	166,788
HD Supply Holdings, Inc. *	34,600	997,518
HEICO Corp.	15,175	920,819
Hexcel Corp.	16,400	725,372
Hillenbrand, Inc.	8,800	276,408
Honeywell International, Inc.	148,080	14,476,301
Hubbell, Inc., Class B	11,300	1,198,252
Huntington Ingalls Industries, Inc.	8,172	952,855
Hyster-Yale Materials Handling, Inc.	2,300	144,095
IDEX Corp.	19,025	1,376,459
Illinois Tool Works, Inc.	66,800	6,218,412
Ingersoll-Rand plc	47,000	3,120,800

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrated Electrical Services, Inc. *	5,105	37,318
ITT Corp.	15,000	537,150
Jacobs Engineering Group, Inc. *	21,700	826,770
John Bean Technologies Corp.	4,983	150,437
Joy Global, Inc.	17,550	736,047
Kadant, Inc.	3,001	119,260
Kaman Corp.	5,700	216,714
KBR, Inc.	24,000	396,720
Kennametal, Inc.	14,700	461,874
KLX, Inc. *	9,000	353,790
Kratos Defense & Security Solutions, Inc. *	10,180	49,475
L-3 Communications Holdings, Inc.	16,200	1,994,544
L.B. Foster Co., Class A	1,400	66,374
Lawson Products, Inc. *	5,500	135,300
Layne Christensen Co. *	4,500	36,405
Lennox International, Inc.	7,471	734,474
Lincoln Electric Holdings, Inc.	13,600	923,576
Lindsay Corp. (c)	3,100	267,902
Lockheed Martin Corp.	50,735	9,556,952
Lydall, Inc. *	5,500	151,525
Magnetek, Inc. *	1,650	65,208
Masco Corp.	69,200	1,718,928
MasTec, Inc. *	15,750	291,690
Meritor, Inc. *	22,600	289,280
Moog, Inc., Class A *	7,587	533,366
MRC Global, Inc. *	15,600	168,636
MSC Industrial Direct Co., Inc., Class A	8,000	600,560
Mueller Industries, Inc.	11,800	370,402
Mueller Water Products, Inc., Class A	23,139	236,712
MYR Group, Inc. *	8,500	212,755
National Presto Industries, Inc. (c)	2,900	182,700
Navistar International Corp. *	11,600	341,272
NCI Building Systems, Inc. *	14,480	223,426
NN, Inc.	1,800	41,490
Nordson Corp.	9,500	692,170
Nortek, Inc. *	3,200	244,256
Northrop Grumman Corp.	37,659	5,910,580
NOW, Inc. *(c)	18,205	454,215
Omega Flex, Inc.	700	21,959
Orbital Sciences Corp. *	12,600	353,934
Oshkosh Corp.	14,300	612,755
Owens Corning	26,800	1,073,340
PACCAR, Inc.	67,022	4,028,692
Pall Corp.	18,500	1,790,060
Parker-Hannifin Corp.	28,900	3,365,694
Pentair plc	34,885	2,156,242
Polypore International, Inc. *	10,900	487,448
Powell Industries, Inc.	2,800	109,228
Precision Castparts Corp.	26,402	5,283,040
Preformed Line Products Co.	1,000	47,810
Primoris Services Corp.	6,900	129,582
Proto Labs, Inc. *	4,800	309,072
Quanex Building Products Corp.	6,125	115,334
Quanta Services, Inc. *	46,271	1,225,256
Raven Industries, Inc.	5,600	120,064
Raytheon Co.	58,277	5,830,614
RBC Bearings, Inc.	3,000	174,120
Regal-Beloit Corp.	8,700	598,995
Rexnord Corp. *	29,900	740,025
Rockwell Automation, Inc.	24,231	2,639,241
Rockwell Collins, Inc.	24,200	2,072,004
Roper Industries, Inc.	20,959	3,234,812
Rush Enterprises, Inc., Class A *	8,200	229,600
Sensata Technologies Holding N.V. *	34,800	1,716,336
Simpson Manufacturing Co., Inc.	6,200	202,368
Snap-on, Inc.	10,580	1,404,072
SolarCity Corp. *(c)	9,100	442,351
Spirit AeroSystems Holdings, Inc., Class A *	22,800	1,026,912
SPX Corp.	7,110	594,183
Standex International Corp.	3,000	210,270
Stanley Black & Decker, Inc.	31,713	2,969,922
Sun Hydraulics Corp.	5,600	202,944
TAL International Group, Inc. *	6,000	243,900
TASER International, Inc. *	11,800	318,718
Tecumseh Products Co. *	9,100	32,214
Teledyne Technologies, Inc. *	6,757	642,185
Tennant Co.	4,200	273,882
Terex Corp.	18,400	413,632
Textainer Group Holdings Ltd.	9,500	311,695
Textron, Inc.	49,500	2,106,720
The Babcock & Wilcox Co.	17,400	473,802
The Boeing Co.	123,436	17,943,891
The Gorman-Rupp Co.	5,141	146,570
The Greenbrier Cos., Inc. (c)	5,800	301,194
The KEYW Holding Corp. *(c)	8,400	74,676
The Manitowoc Co., Inc.	23,200	433,840
The Middleby Corp. *	11,500	1,092,730
The Timken Co.	13,100	497,931
The Toro Co.	10,600	688,046
Thermon Group Holdings, Inc. *	9,500	194,275
Titan International, Inc.	6,925	61,910
Titan Machinery, Inc. *(c)	3,600	50,868
TransDigm Group, Inc.	9,400	1,931,982
Trex Co., Inc. *	5,400	229,662
TriMas Corp. *	9,293	250,818
Trinity Industries, Inc.	28,300	749,101
Triumph Group, Inc.	8,100	462,186
Tutor Perini Corp. *	7,100	154,141
United Rentals, Inc. *	18,900	1,565,865
United Technologies Corp.	160,328	18,402,448
Universal Forest Products, Inc.	4,600	230,276
USG Corp. *	16,900	514,605
Valmont Industries, Inc. (c)	4,300	516,516
Vectrus, Inc. *	1,938	53,954
Veritiv Corp. *	1,466	74,575
Vicor Corp. *	9,900	106,623
W.W. Grainger, Inc.	10,800	2,547,072
Wabash National Corp. *	11,200	139,664
WABCO Holdings, Inc. *	10,233	973,875
Wabtec Corp.	19,456	1,623,603
Watsco, Inc.	4,200	457,212
Watts Water Technologies, Inc., Class A	4,000	234,520
WESCO International, Inc. *	8,100	540,756
Woodward, Inc.	10,500	468,405
Xylem, Inc.	30,500	1,040,050

		317,155,701

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 1.0%
ABM Industries, Inc.	7,200	207,864
Acacia Research Corp.	15,600	195,312
ACCO Brands Corp. *	42,001	332,648
AMREP Corp. *	2,500	9,500
ARC Document Solutions, Inc. *	7,000	64,190
Brady Corp., Class A	6,400	167,488
Casella Waste Systems, Inc., Class A *	13,300	50,673
CDI Corp.	5,500	93,445
Cenveo, Inc. *(c)	7,300	14,381
Cintas Corp.	19,650	1,546,455
Civeo Corp.	17,200	50,396
Clean Harbors, Inc. *	9,100	430,612
Compx International, Inc.	2,000	21,580
Copart, Inc. *	27,218	996,179
Covanta Holding Corp.	26,400	539,616
CRA International, Inc. *	4,200	124,026
Deluxe Corp.	7,600	493,468
Ennis, Inc.	6,500	86,710
Equifax, Inc.	21,895	1,849,252
Exponent, Inc.	3,300	264,462
FTI Consulting, Inc. *	5,700	231,819
G&K Services, Inc., Class A	4,100	287,410
GP Strategies Corp. *	1,500	50,070
Healthcare Services Group, Inc.	12,656	398,791
Heidrick & Struggles International, Inc.	5,000	110,800
Herman Miller, Inc.	8,700	252,735
HNI Corp.	6,400	315,200
Hudson Global, Inc. *	3,220	7,889
Huron Consulting Group, Inc. *	5,000	376,100
ICF International, Inc. *	6,500	242,840
IHS, Inc., Class A *	12,100	1,393,073
InnerWorkings, Inc. *	7,400	37,962
Insperity, Inc.	6,800	285,192
Interface, Inc.	8,400	131,964
KAR Auction Services, Inc.	29,400	1,002,834
Kelly Services, Inc., Class A	5,700	96,330
Kforce, Inc.	7,105	166,257
Kimball International, Inc., Class B	9,100	78,897
Knoll, Inc.	7,000	143,430
Korn/Ferry International *	6,600	188,100
ManpowerGroup, Inc.	14,537	1,059,457
Mastech Holdings, Inc. *	675	7,027
Matthews International Corp., Class A	5,300	245,549
McGrath RentCorp	4,600	139,748
Mistras Group, Inc. *	4,000	80,400
Mobile Mini, Inc.	6,200	225,060
MSA Safety, Inc.	4,700	205,202
Multi-Color Corp.	4,625	269,267
Navigant Consulting, Inc. *	14,000	202,020
Nielsen N.V.	58,600	2,552,616
NL Industries, Inc.	7,800	54,678
On Assignment, Inc. *	6,500	228,345
Performant Financial Corp. *	7,700	38,192
Pitney Bowes, Inc.	35,500	851,290
Quad Graphics, Inc.	9,800	196,392
R.R. Donnelley & Sons Co.	36,638	603,428
Republic Services, Inc.	47,845	1,898,490
Resources Connection, Inc.	11,300	188,710
Robert Half International, Inc.	26,900	1,561,814
Rollins, Inc.	9,218	304,655
RPX Corp. *	10,300	127,205
Steelcase, Inc., Class A	11,500	194,120
Stericycle, Inc. *	16,600	2,179,414
Team, Inc. *	3,000	114,420
Tetra Tech, Inc.	13,131	302,407
The ADT Corp. (c)	33,866	1,164,990
The Advisory Board Co. *	6,800	318,784
The Brink’s Co.	7,100	159,111
The Corporate Executive Board Co.	5,500	376,860
The Dun & Bradstreet Corp.	5,840	672,242
The Standard Register Co. *(c)	820	1,287
Towers Watson & Co., Class A	12,300	1,457,550
TRC Cos., Inc. *	3,350	23,149
TrueBlue, Inc. *	10,100	222,806
Tyco International plc	80,758	3,295,734
UniFirst Corp.	3,700	429,681
United Stationers, Inc.	5,800	233,798
US Ecology, Inc.	3,500	145,110
Verisk Analytics, Inc., Class A *	31,000	1,994,850
Viad Corp.	3,625	97,802
Virco Mfg. Corp. *	1,170	2,808
WageWorks, Inc. *	5,000	275,200
Waste Connections, Inc.	21,412	925,427
Waste Management, Inc.	79,810	4,104,628
West Corp.	11,812	386,252

		43,453,925

Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,400	80,688
Beazer Homes USA, Inc. *	10,835	171,193
Blyth, Inc.	7,400	54,834
Brunswick Corp.	14,400	781,632
Callaway Golf Co.	31,065	253,490
Carter’s, Inc.	9,400	766,006
Cavco Industries, Inc. *	1,610	118,351
Coach, Inc.	52,508	1,952,772
Columbia Sportswear Co.	6,900	293,250
Crocs, Inc. *	15,000	159,000
CSS Industries, Inc.	4,800	130,560
D.R. Horton, Inc.	64,190	1,573,939
Deckers Outdoor Corp. *	7,500	495,375
Ethan Allen Interiors, Inc.	10,200	277,644
Flexsteel Industries, Inc.	1,900	56,620
Foamex International, Inc. *(b)(g)	2,278	—
Fossil Group, Inc. *	7,662	749,343
G-III Apparel Group Ltd. *	2,800	272,160
Garmin Ltd.	22,300	1,167,628
GoPro, Inc., Class A *(c)	5,100	253,725
Hanesbrands, Inc.	17,547	1,954,385
Harman International Industries, Inc.	13,600	1,762,968
Hasbro, Inc.	22,600	1,241,192
Helen of Troy Ltd. *	5,000	376,100
Hovnanian Enterprises, Inc., Class A *	50,500	173,720
Iconix Brand Group, Inc. *	9,600	319,104
iRobot Corp. *	7,300	230,315

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
JAKKS Pacific, Inc. *(c)	7,500	45,150
Jarden Corp. *	33,849	1,625,429
Kate Spade & Co. *	20,600	649,518
KB Home	19,700	245,462
La-Z-Boy, Inc.	7,500	200,175
LeapFrog Enterprises, Inc. *	9,000	21,420
Leggett & Platt, Inc.	23,300	993,279
Lennar Corp., Class A	31,290	1,405,234
Libbey, Inc.	7,232	236,559
lululemon athletica, Inc. *	20,157	1,335,200
M.D.C. Holdings, Inc.	9,003	225,075
M/I Homes, Inc. *	3,000	61,920
Marine Products Corp.	405	2,928
Mattel, Inc.	66,200	1,780,780
Meritage Homes Corp. *	5,900	214,819
Michael Kors Holdings Ltd. *	38,700	2,739,573
Mohawk Industries, Inc. *	12,319	2,033,128
Movado Group, Inc.	5,800	139,374
NACCO Industries, Inc., Class A	1,900	104,595
Nautilus, Inc. *	9,825	139,908
Newell Rubbermaid, Inc.	47,900	1,766,073
NIKE, Inc., Class B	132,095	12,185,764
NVR, Inc. *	700	877,961
Oxford Industries, Inc.	2,500	139,850
Perry Ellis International, Inc. *	5,500	131,505
Polaris Industries, Inc.	11,781	1,703,415
PulteGroup, Inc.	56,976	1,173,136
PVH Corp.	16,411	1,809,477
Quiksilver, Inc. *	25,900	48,433
Ralph Lauren Corp.	10,700	1,785,723
Skechers U.S.A., Inc., Class A *	6,500	392,275
Skyline Corp. *	2,600	9,750
Smith & Wesson Holding Corp. *	12,400	152,520
Standard Pacific Corp. *	28,500	200,070
Stanley Furniture Co., Inc. *	6,875	20,350
Steven Madden Ltd. *	9,112	312,906
Sturm, Ruger & Co., Inc. (c)	2,700	109,080
Superior Uniform Group, Inc.	1,600	60,720
Taylor Morrison Home Corp., Class A *	9,876	175,496
Tempur Sealy International, Inc. *	10,300	566,809
The Ryland Group, Inc.	6,700	269,005
Toll Brothers, Inc. *	26,200	907,044
TRI Pointe Homes, Inc. *	25,000	358,250
Tumi Holdings, Inc. *	9,200	208,564
Tupperware Brands Corp.	9,700	655,817
Under Armour, Inc., Class A *	31,300	2,256,104
Universal Electronics, Inc. *	5,200	331,448
Vera Bradley, Inc. *	11,000	209,770
VF Corp.	63,900	4,432,743
Vince Holding Corp. *	5,757	135,002
Whirlpool Corp.	14,214	2,829,723
Wolverine World Wide, Inc.	15,600	439,140

		66,519,443

Consumer Services 2.1%
Ambassadors Group, Inc. *	3,400	8,568
American Public Education, Inc. *	5,600	187,992
Apollo Education Group, Inc. *	16,450	415,527
Aramark	24,700	773,604
Ascent Capital Group, Inc., Class A *	3,116	131,838
Belmond Ltd., Class A *	12,600	138,474
Biglari Holdings, Inc. *	279	115,498
BJ’s Restaurants, Inc. *	7,300	323,317
Bloomin’ Brands, Inc. *	20,900	516,544
Bob Evans Farms, Inc.	4,200	236,754
Boyd Gaming Corp. *	21,300	278,178
Bridgepoint Education, Inc. *	13,700	135,219
Bright Horizons Family Solutions, Inc. *	4,912	238,478
Brinker International, Inc.	12,650	739,139
Buffalo Wild Wings, Inc. *	3,000	534,960
Caesars Entertainment Corp. *(c)	8,300	90,387
Career Education Corp. *	25,114	140,136
Carnival Corp.	81,639	3,588,850
Chipotle Mexican Grill, Inc. *	5,879	4,173,149
Choice Hotels International, Inc.	5,200	298,740
Churchill Downs, Inc.	2,900	275,471
Chuy’s Holdings, Inc. *	6,760	144,461
ClubCorp Holdings, Inc.	10,442	177,618
Corinthian Colleges, Inc. *	21,700	1,324
Cracker Barrel Old Country Store, Inc.	3,446	463,521
Darden Restaurants, Inc.	25,500	1,565,190
Denny’s Corp. *	21,100	229,568
DeVry Education Group, Inc.	9,400	398,654
Diamond Resorts International, Inc. *	12,100	343,398
DineEquity, Inc.	3,000	320,250
Domino’s Pizza, Inc.	9,200	911,260
Dover Downs Gaming & Entertainment, Inc. *	5,899	5,295
Dover Motorsports, Inc.	1,400	3,696
Dunkin’ Brands Group, Inc.	21,600	1,021,896
Eldorado Resorts, Inc. *	5,800	22,997
Extended Stay America, Inc.	13,200	261,096
Fiesta Restaurant Group, Inc. *	4,300	254,001
Graham Holdings Co., Class B	700	654,724
Grand Canyon Education, Inc. *	8,500	372,470
H&R Block, Inc.	54,700	1,875,116
Hilton Worldwide Holdings, Inc. *	79,147	2,055,448
Houghton Mifflin Harcourt Co. *	19,600	385,728
Hyatt Hotels Corp., Class A *	9,600	540,096
International Game Technology	49,300	834,156
International Speedway Corp., Class A	6,445	187,485
Interval Leisure Group, Inc.	10,769	248,549
Isle of Capri Casinos, Inc. *	11,800	120,832
ITT Educational Services, Inc. *(c)	5,600	40,712
Jack in the Box, Inc.	7,000	593,530
K12, Inc. *	12,100	172,062
Krispy Kreme Doughnuts, Inc. *	14,100	274,527
La Quinta Holdings, Inc. *	15,800	321,214
Lakes Entertainment, Inc. *	3,400	27,200
Las Vegas Sands Corp.	69,800	3,795,026
Life Time Fitness, Inc. *	5,500	300,685
LifeLock, Inc. *	11,000	163,350
Luby’s, Inc. *	6,900	33,672
Marriott International, Inc., Class A	39,208	2,920,996
Marriott Vacations Worldwide Corp.	4,080	312,120

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McDonald’s Corp.	181,140	16,744,582
MGM Resorts International *	69,300	1,349,964
Monarch Casino & Resort, Inc. *	8,000	138,400
Norwegian Cruise Line Holdings Ltd. *	20,700	905,832
Panera Bread Co., Class A *	4,200	721,812
Papa John’s International, Inc.	6,800	431,528
Penn National Gaming, Inc. *	17,000	254,490
Pinnacle Entertainment, Inc. *	9,800	207,270
Popeyes Louisiana Kitchen, Inc. *	6,600	378,972
Red Robin Gourmet Burgers, Inc. *	2,300	178,250
Regis Corp. *	17,300	272,475
Royal Caribbean Cruises Ltd.	30,900	2,334,495
Ruby Tuesday, Inc. *	33,713	202,952
Scientific Games Corp., Class A *	10,900	128,729
SeaWorld Entertainment, Inc.	12,511	219,068
Service Corp. International	35,000	792,050
ServiceMaster Global Holdings, Inc. *	11,800	333,468
Six Flags Entertainment Corp.	15,600	670,176
Sonic Corp.	12,868	389,514
Sotheby’s	11,338	482,432
Speedway Motorsports, Inc.	6,700	149,343
Starbucks Corp.	141,297	12,367,726
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,391,563
Steiner Leisure Ltd. *	3,000	130,860
Strayer Education, Inc. *	4,300	288,100
Texas Roadhouse, Inc.	16,100	540,799
The Cheesecake Factory, Inc.	7,087	372,138
The Wendy’s Co.	50,775	535,169
Vail Resorts, Inc.	7,500	658,200
Weight Watchers International, Inc. *(c)	6,500	107,640
Wyndham Worldwide Corp.	23,044	1,930,857
Wynn Resorts Ltd.	15,600	2,308,020
Yum! Brands, Inc.	80,200	5,796,856

		90,408,476

Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	11,217	2,305,318
Ally Financial, Inc. *	85,600	1,601,576
American Express Co.	170,403	13,749,818
Ameriprise Financial, Inc.	33,430	4,176,744
Arlington Asset Investment Corp., Class A	6,941	184,145
Artisan Partners Asset Management, Inc., Class A	5,500	265,485
Ashford, Inc. *	103	14,935
Asta Funding, Inc. *	6,000	50,940
Atlanticus Holdings Corp. *	4,629	11,850
Berkshire Hathaway, Inc., Class B *	340,902	49,059,207
BGC Partners, Inc., Class A	28,300	221,589
BlackRock, Inc.	23,732	8,080,983
Calamos Asset Management, Inc., Class A	5,000	62,750
Capital One Financial Corp.	102,257	7,486,235
Cash America International, Inc.	6,900	143,520
CBOE Holdings, Inc.	14,200	915,474
CME Group, Inc.	60,450	5,156,385
Cohen & Steers, Inc.	5,400	227,232
Cowen Group, Inc., Class A *	11,889	49,458
Credit Acceptance Corp. *	2,100	331,044
Discover Financial Services	84,407	4,590,053
E*TRADE Financial Corp. *	53,233	1,227,021
Eaton Vance Corp.	22,700	913,675
Encore Capital Group, Inc. *	5,600	208,432
Enova International, Inc. *	6,313	121,525
Evercore Partners, Inc., Class A	6,500	311,155
Ezcorp, Inc., Class A *	20,600	212,386
FBR & Co. *	1,000	22,420
Federated Investors, Inc., Class B	14,650	463,086
Financial Engines, Inc.	7,800	280,020
First Cash Financial Services, Inc. *	3,800	188,936
FNFV Group *	16,478	204,327
Franklin Resources, Inc.	74,800	3,854,444
FXCM, Inc., Class A	14,077	30,969
GAMCO Investors, Inc., Class A	3,400	277,610
GFI Group, Inc.	18,700	104,907
Green Dot Corp., Class A *	10,049	153,247
Greenhill & Co., Inc.	4,500	165,960
HFF, Inc., Class A	9,800	332,906
Interactive Brokers Group, Inc., Class A	7,600	232,788
Intercontinental Exchange, Inc.	20,686	4,255,731
INTL FCStone, Inc. *	4,437	85,545
Invesco Ltd.	78,200	2,872,286
Investment Technology Group, Inc. *	8,050	167,038
Janus Capital Group, Inc.	26,200	459,548
KCG Holdings, Inc., Class A *	15,533	189,969
Legg Mason, Inc.	17,550	972,972
Leucadia National Corp.	57,450	1,302,391
LPL Financial Holdings, Inc.	12,800	526,720
MarketAxess Holdings, Inc.	8,900	676,133
McGraw Hill Financial, Inc.	49,661	4,441,680
Moody’s Corp.	37,700	3,443,141
Morgan Stanley	287,925	9,734,744
MSCI, Inc.	20,000	1,076,400
Navient Corp.	72,000	1,421,280
Nelnet, Inc., Class A	6,400	279,936
NewStar Financial, Inc. *	13,500	142,695
Northern Trust Corp.	39,500	2,582,510
NorthStar Asset Management Group, Inc.	33,475	708,666
PHH Corp. *	7,186	179,219
PICO Holdings, Inc. *	3,700	59,163
Piper Jaffray Cos. *	3,950	201,648
PRA Group, Inc. *	9,800	485,296
Raymond James Financial, Inc.	30,750	1,618,065
RCS Capital Corp., Class A (c)	9,017	85,030
Resource America, Inc., Class A	4,000	35,160
Santander Consumer USA Holdings, Inc.	24,000	428,400
SEI Investments Co.	22,800	915,876
SLM Corp.	72,000	655,920
Springleaf Holdings, Inc. *	5,500	173,800
State Street Corp.	78,960	5,646,430
Stifel Financial Corp. *	11,785	555,663
Synchrony Financial *	21,900	675,834
T. Rowe Price Group, Inc.	49,500	3,896,640

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TD Ameritrade Holding Corp.	48,100	1,557,959
The Bank of New York Mellon Corp.	209,418	7,539,048
The Charles Schwab Corp. (a)	211,426	5,492,847
The First Marblehead Corp. *	750	4,358
The Goldman Sachs Group, Inc.	75,355	12,991,956
The NASDAQ OMX Group, Inc.	19,100	870,960
Virtus Investment Partners, Inc.	875	118,676
Voya Financial, Inc.	39,389	1,536,565
Waddell & Reed Financial, Inc., Class A	14,750	659,472
Walter Investment Management Corp. *(c)	5,325	80,248
Westwood Holdings Group, Inc.	1,785	105,297
WisdomTree Investments, Inc.	20,500	357,110
World Acceptance Corp. *(c)	3,000	220,350

		190,476,930

Energy 7.4%
Abraxas Petroleum Corp. *	36,200	107,152
Adams Resources & Energy, Inc.	2,300	133,492
Alon USA Energy, Inc.	8,700	105,096
Alpha Natural Resources, Inc. *(c)	29,330	30,503
Anadarko Petroleum Corp.	92,568	7,567,434
Antero Resources Corp. *	9,700	336,105
Apache Corp.	71,572	4,478,260
Approach Resources, Inc. *(c)	4,000	25,080
Arch Coal, Inc. (c)	26,500	24,573
Atwood Oceanics, Inc.	9,500	271,510
Baker Hughes, Inc.	83,465	4,840,135
Basic Energy Services, Inc. *	8,500	49,980
Bill Barrett Corp. *	6,700	68,340
Bonanza Creek Energy, Inc. *	6,200	161,696
Bristow Group, Inc.	6,000	334,260
C&J Energy Services, Inc. *	10,200	105,060
Cabot Oil & Gas Corp.	86,400	2,289,600
California Resources Corp. *	55,701	285,189
Callon Petroleum Co. *	18,200	99,190
Cameron International Corp. *	39,247	1,757,481
CARBO Ceramics, Inc. (c)	3,300	108,174
Carrizo Oil & Gas, Inc. *	6,800	306,680
Cheniere Energy, Inc. *	42,000	2,997,960
Chesapeake Energy Corp.	102,430	1,964,607
Chevron Corp.	355,723	36,472,279
Cimarex Energy Co.	15,562	1,605,998
Clayton Williams Energy, Inc. *	2,500	139,750
Clean Energy Fuels Corp. *(c)	17,300	72,141
Cloud Peak Energy, Inc. *	8,700	59,073
Cobalt International Energy, Inc. *	46,700	425,904
Comstock Resources, Inc. (c)	6,400	25,856
Concho Resources, Inc. *	22,631	2,508,646
ConocoPhillips	229,731	14,468,458
CONSOL Energy, Inc.	44,600	1,291,170
Contango Oil & Gas Co. *	5,200	156,364
Continental Resources, Inc. *	17,000	771,800
Core Laboratories N.V. (c)	7,500	695,625
CVR Energy, Inc.	5,100	195,432
Delek US Holdings, Inc.	10,700	330,095
Denbury Resources, Inc.	57,225	394,853
Devon Energy Corp.	74,260	4,475,650
DHT Holdings, Inc.	26,011	191,181
Diamond Offshore Drilling, Inc. (c)	11,400	359,442
Diamondback Energy, Inc. *	8,621	594,763
Dresser-Rand Group, Inc. *	15,200	1,217,216
Dril-Quip, Inc. *	6,700	497,341
Energen Corp.	11,700	742,014
Energy XXI Ltd. (c)	15,061	44,279
ENGlobal Corp. *	4,000	7,200
Ensco plc, Class A	41,400	1,160,856
EOG Resources, Inc.	102,948	9,165,460
EP Energy Corp., Class A *	19,147	198,171
EQT Corp.	28,600	2,128,984
Era Group, Inc. *	2,850	64,182
EXCO Resources, Inc. (c)	51,400	102,286
Exterran Holdings, Inc.	10,720	290,619
Exxon Mobil Corp.	792,299	69,262,779
FMC Technologies, Inc. *	41,664	1,561,567
Forum Energy Technologies, Inc. *	11,200	173,040
Frank’s International N.V.	14,000	229,180
Geospace Technologies Corp. *	1,800	43,164
Goodrich Petroleum Corp. *(c)	9,800	24,696
Green Plains, Inc.	9,300	217,713
Gulf Island Fabrication, Inc.	4,100	67,937
Gulfmark Offshore, Inc., Class A	4,100	80,893
Gulfport Energy Corp. *	15,603	600,560
Halcon Resources Corp. *(c)	75,700	105,980
Halliburton Co.	166,144	6,644,099
Harvest Natural Resources, Inc. *	9,300	5,834
Helix Energy Solutions Group, Inc. *	14,064	263,981
Helmerich & Payne, Inc.	19,017	1,132,653
Hercules Offshore, Inc. *(c)	22,900	16,488
Hess Corp.	47,300	3,192,277
HollyFrontier Corp.	38,654	1,388,452
Hornbeck Offshore Services, Inc. *	5,000	111,000
Houston American Energy Corp. *	4,000	800
ION Geophysical Corp. *	13,900	31,275
Key Energy Services, Inc. *	22,300	37,464
Kinder Morgan, Inc.	320,478	13,155,622
Kosmos Energy Ltd. *	31,100	272,747
Laredo Petroleum, Inc. *(c)	22,700	222,687
Magnum Hunter Resources Corp. *(c)	22,939	44,502
Marathon Oil Corp.	119,914	3,189,712
Marathon Petroleum Corp.	52,504	4,861,345
Matador Resources Co. *	12,100	260,876
Matrix Service Co. *	8,000	153,600
McDermott International, Inc. *	39,100	87,975
Memorial Resource Development Corp. *	16,000	306,400
Midstates Petroleum Co., Inc. *(c)	14,400	18,576
Murphy Oil Corp.	29,000	1,302,390
Nabors Industries Ltd.	47,134	542,512
National Oilwell Varco, Inc.	78,622	4,279,396
Natural Gas Services Group, Inc. *	7,500	151,425
Newfield Exploration Co. *	23,600	702,808
Newpark Resources, Inc. *	11,500	99,360
Noble Corp., plc	46,155	748,634
Noble Energy, Inc.	67,636	3,228,943
Northern Oil & Gas, Inc. *(c)	8,200	51,496
Oasis Petroleum, Inc. *	24,200	325,248
Occidental Petroleum Corp.	145,453	11,636,240
Oceaneering International, Inc.	23,100	1,209,516

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oil States International, Inc. *	8,600	353,202
ONEOK, Inc.	36,629	1,612,775
Pacific Ethanol, Inc. *	10,200	87,618
Panhandle Oil & Gas, Inc., Class A	6,200	129,828
Paragon Offshore plc (c)	15,385	32,155
Parker Drilling Co. *	18,300	49,593
Patterson-UTI Energy, Inc.	28,500	489,060
PBF Energy, Inc., Class A	13,813	388,145
PDC Energy, Inc. *	5,800	266,452
Peabody Energy Corp. (c)	46,800	291,564
Penn Virginia Corp. *	12,200	59,536
PetroQuest Energy, Inc. *	13,200	38,676
PHI, Inc. - Non Voting Shares *	4,000	136,840
Phillips 66	104,465	7,345,979
Pioneer Energy Services Corp. *	13,100	54,234
Pioneer Natural Resources Co.	28,233	4,249,914
QEP Resources, Inc.	30,600	618,732
Range Resources Corp.	30,805	1,425,347
Resolute Energy Corp. *	11,900	8,687
REX American Resources Corp. *	4,875	270,611
Rex Energy Corp. *(c)	8,000	28,320
Rice Energy, Inc. *	12,036	205,575
RigNet, Inc. *	4,141	141,705
Rosetta Resources, Inc. *	9,700	165,579
Rowan Cos. plc, Class A	20,500	432,960
RPC, Inc.	16,118	200,992
RSP Permian, Inc. *	12,800	343,040
Sanchez Energy Corp. *(c)	8,700	96,918
SandRidge Energy, Inc. *(c)	72,792	102,637
Schlumberger Ltd.	240,603	19,823,281
SEACOR Holdings, Inc. *	4,850	348,958
SemGroup Corp., Class A	7,000	471,310
Seventy Seven Energy, Inc. *	6,366	25,146
SM Energy Co.	11,200	423,584
Solazyme, Inc. *(c)	12,100	26,741
Southwestern Energy Co. *	79,675	1,975,143
Spectra Energy Corp.	124,778	4,172,576
Stone Energy Corp. *	7,383	103,953
Superior Energy Services, Inc.	26,099	521,980
Swift Energy Co. *(c)	5,500	11,715
Synergy Resources Corp. *	11,100	135,753
Targa Resources Corp.	4,800	416,784
Teekay Corp.	8,600	364,038
Tesco Corp.	7,000	71,680
Tesoro Corp.	24,700	2,018,731
TETRA Technologies, Inc. *	12,100	59,774
The Williams Cos., Inc.	124,800	5,473,728
Tidewater, Inc.	7,700	225,302
Transocean Ltd. (c)	59,100	963,330
Ultra Petroleum Corp. *(c)	25,300	322,575
Unit Corp. *	7,400	220,372
US Silica Holdings, Inc. (c)	10,600	267,120
VAALCO Energy, Inc. *	12,600	69,804
Valero Energy Corp.	98,280	5,197,046
W&T Offshore, Inc.	7,500	37,950
Warren Resources, Inc. *	22,100	23,205
Weatherford International plc *	155,549	1,606,821
Western Refining, Inc.	12,253	454,954
Westmoreland Coal Co. *	9,600	250,368
Whiting Petroleum Corp. *	32,170	965,743
World Fuel Services Corp.	11,900	582,743
WPX Energy, Inc. *	33,353	355,543

		308,958,912

Food & Staples Retailing 2.1%
Casey’s General Stores, Inc.	7,100	648,230
Costco Wholesale Corp.	82,385	11,780,231
CVS Health Corp.	214,637	21,068,768
Ingles Markets, Inc., Class A	10,200	435,030
PriceSmart, Inc.	7,100	580,638
Rite Aid Corp. *	161,380	1,126,433
SpartanNash, Co.	12,540	323,030
Sprouts Farmers Market, Inc. *	26,674	971,200
SUPERVALU, Inc. *	39,532	385,042
Sysco Corp.	112,236	4,396,284
The Andersons, Inc.	3,600	161,928
The Fresh Market, Inc. *	11,100	423,021
The Kroger Co.	89,366	6,170,722
The Pantry, Inc. *	6,000	221,400
United Natural Foods, Inc. *	8,800	680,064
Wal-Mart Stores, Inc.	295,489	25,110,655
Walgreens Boots Alliance, Inc.	162,208	11,962,840
Weis Markets, Inc.	2,400	109,992
Whole Foods Market, Inc.	70,777	3,687,128

		90,242,636

Food, Beverage & Tobacco 4.6%
Alico, Inc.	2,000	95,080
Alliance One International, Inc. *	24,600	25,830
Altria Group, Inc.	369,023	19,595,121
Archer-Daniels-Midland Co.	124,658	5,812,803
B&G Foods, Inc.	7,400	220,816
Boulder Brands, Inc. *	9,100	91,273
Brown-Forman Corp., Class B	28,516	2,534,217
Bunge Ltd.	26,700	2,390,451
Cal-Maine Foods, Inc. (c)	5,200	182,260
Calavo Growers, Inc.	4,846	194,373
Campbell Soup Co.	34,100	1,559,734
Coca-Cola Bottling Co. Consolidated	3,248	316,810
Coca-Cola Enterprises, Inc.	41,600	1,751,360
ConAgra Foods, Inc.	88,393	3,131,764
Constellation Brands, Inc., Class A *	29,469	3,254,851
Darling Ingredients, Inc. *	25,900	439,782
Dean Foods Co.	13,556	245,635
Diamond Foods, Inc. *	5,200	127,816
Dr Pepper Snapple Group, Inc.	34,000	2,627,180
Farmer Bros. Co. *	4,500	134,595
Flowers Foods, Inc.	44,605	872,474
Fresh Del Monte Produce, Inc.	7,900	265,677
General Mills, Inc.	111,638	5,858,762
Hormel Foods Corp.	27,400	1,403,428
Ingredion, Inc.	11,800	951,552
J&J Snack Foods Corp.	2,093	205,365
John B. Sanfilippo & Son, Inc.	5,000	182,350
Kellogg Co.	47,400	3,108,492
Keurig Green Mountain, Inc.	23,250	2,849,520
Kraft Foods Group, Inc.	110,904	7,246,467
Lancaster Colony Corp.	3,400	305,762
Landec Corp. *	9,100	116,207

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Limoneira Co.	2,900	60,320
Lorillard, Inc.	66,744	4,379,074
McCormick & Co., Inc. - Non Voting Shares	25,100	1,791,889
Mead Johnson Nutrition Co.	37,300	3,673,677
Molson Coors Brewing Co., Class B	31,500	2,391,795
Mondelez International, Inc., Class A	311,924	10,992,202
Monster Beverage Corp. *	26,089	3,051,109
National Beverage Corp. *	6,400	139,136
PepsiCo, Inc.	277,558	26,029,389
Philip Morris International, Inc.	289,309	23,214,154
Pilgrim’s Pride Corp. (c)	12,466	338,452
Pinnacle Foods, Inc.	14,800	532,356
Post Holdings, Inc. *	7,250	342,563
Primo Water Corp. *	1,000	4,230
Reynolds American, Inc.	56,828	3,861,463
Rocky Mountain Chocolate Factory, Inc.	3,427	46,436
Sanderson Farms, Inc. (c)	2,850	227,886
Seaboard Corp. *	100	382,499
Snyder’s-Lance, Inc.	8,900	258,901
The Boston Beer Co., Inc., Class A *	2,100	660,492
The Coca-Cola Co.	736,414	30,318,164
The Hain Celestial Group, Inc. *	19,412	1,024,371
The Hershey Co.	27,800	2,841,438
The JM Smucker Co.	18,493	1,907,553
The WhiteWave Foods Co. *	31,825	1,049,270
Tootsie Roll Industries, Inc. (c)	7,591	236,763
TreeHouse Foods, Inc. *	8,622	782,016
Tyson Foods, Inc., Class A	52,184	2,037,263
Universal Corp.	4,800	192,768
Vector Group Ltd.	15,114	338,251

		191,203,687

Health Care Equipment & Services 4.9%
Abaxis, Inc.	5,600	344,288
Abbott Laboratories	281,943	12,619,769
ABIOMED, Inc. *	7,800	403,572
Acadia Healthcare Co., Inc. *	7,000	404,250
Accuray, Inc. *	21,200	156,244
Aetna, Inc.	65,685	6,031,197
Air Methods Corp. *	4,500	186,975
Alere, Inc. *	12,441	506,224
Align Technology, Inc. *	16,400	870,020
Alliance HealthCare Services, Inc. *	360	8,114
Allscripts Healthcare Solutions, Inc. *	31,560	375,880
Amedisys, Inc. *	10,834	305,302
AmerisourceBergen Corp.	39,596	3,763,600
AMN Healthcare Services, Inc. *	17,210	323,892
Amsurg Corp. *	7,300	402,814
Analogic Corp.	2,700	220,131
Anika Therapeutics, Inc. *	4,606	180,463
Antares Pharma, Inc. *	28,100	65,754
Anthem, Inc.	50,123	6,764,600
athenahealth, Inc. *	7,800	1,089,738
Atrion Corp.	616	206,360
Baxter International, Inc.	105,806	7,439,220
Becton, Dickinson & Co.	35,134	4,851,303
Bio-Reference Laboratories, Inc. *	7,200	241,416
BioScrip, Inc. *	8,372	48,139
Boston Scientific Corp. *	255,567	3,784,947
Brookdale Senior Living, Inc. *	33,925	1,144,969
C.R. Bard, Inc.	13,760	2,353,373
Cantel Medical Corp.	8,034	325,939
Capital Senior Living Corp. *	8,394	200,365
Cardinal Health, Inc.	61,818	5,142,639
Cardiovascular Systems, Inc. *	5,000	170,450
CareFusion Corp. *	38,280	2,270,004
Centene Corp. *	11,000	1,200,760
Cerner Corp. *	53,400	3,543,090
Chemed Corp.	3,900	394,446
Cigna Corp.	50,451	5,389,680
Community Health Systems, Inc. *	20,196	950,626
Computer Programs & Systems, Inc.	3,600	177,336
CONMED Corp.	7,300	347,772
CorVel Corp. *	2,700	88,938
Cross Country Healthcare, Inc. *	12,500	127,875
CryoLife, Inc.	9,050	101,903
Cyberonics, Inc. *	4,200	233,394
DaVita HealthCare Partners, Inc. *	31,400	2,356,884
DENTSPLY International, Inc.	24,300	1,215,607
DexCom, Inc. *	11,800	705,404
Edwards Lifesciences Corp. *	19,700	2,469,395
Endologix, Inc. *	13,700	190,841
Envision Healthcare Holdings, Inc. *	25,600	880,128
ExamWorks Group, Inc. *	6,200	229,152
Express Scripts Holding Co. *	138,652	11,190,603
Five Star Quality Care, Inc. *	14,335	49,886
Gentiva Health Services, Inc. *	9,150	177,693
Globus Medical, Inc., Class A *	13,900	327,762
Greatbatch, Inc. *	6,700	325,352
Haemonetics Corp. *	7,400	293,040
Halyard Health, Inc. *	8,217	366,232
Hanger, Inc. *	5,400	116,532
HCA Holdings, Inc. *	55,600	3,936,480
Health Net, Inc. *	15,500	839,635
HealthSouth Corp.	13,500	595,350
HealthStream, Inc. *	6,800	192,168
Healthways, Inc. *	8,100	167,022
HeartWare International, Inc. *	2,100	175,413
Henry Schein, Inc. *	16,100	2,222,927
Hill-Rom Holdings, Inc.	10,200	487,152
HMS Holdings Corp. *	12,200	241,377
Hologic, Inc. *	49,612	1,506,468
Humana, Inc.	28,600	4,188,184
ICU Medical, Inc. *	3,350	279,993
IDEXX Laboratories, Inc. *	8,600	1,362,412
IMS Health Holdings, Inc. *	11,500	283,015
Insulet Corp. *	9,800	288,022
Integra LifeSciences Holdings Corp. *	5,300	295,316
Intuitive Surgical, Inc. *	6,550	3,238,844
Invacare Corp.	6,000	87,900
IPC Healthcare, Inc. *	4,000	161,440
Kindred Healthcare, Inc.	9,208	169,980

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Laboratory Corp. of America Holdings *	14,700	1,687,266
Landauer, Inc.	2,100	58,737
LeMaitre Vascular, Inc.	6,800	53,788
LifePoint Hospitals, Inc. *	9,607	626,761
Magellan Health, Inc. *	3,907	234,889
Masimo Corp. *	8,500	216,920
McKesson Corp.	43,952	9,346,393
MedAssets, Inc. *	10,200	188,802
Medidata Solutions, Inc. *	9,100	391,209
MEDNAX, Inc. *	19,600	1,330,644
Medtronic plc	261,988	18,705,943
Meridian Bioscience, Inc.	10,050	173,865
Merit Medical Systems, Inc. *	10,277	157,546
Molina Healthcare, Inc. *	6,550	333,461
MWI Veterinary Supply, Inc. *	3,500	663,845
National Healthcare Corp.	4,100	258,177
Natus Medical, Inc. *	7,600	285,760
Neogen Corp. *	10,257	472,848
NuVasive, Inc. *	10,000	463,200
NxStage Medical, Inc. *	18,700	334,543
Omnicare, Inc.	21,900	1,642,062
Omnicell, Inc. *	7,400	235,542
OraSure Technologies, Inc. *	12,200	112,118
Orthofix International N.V. *	2,800	85,400
Owens & Minor, Inc.	9,100	311,493
Patterson Cos., Inc.	13,100	656,179
PDI, Inc. *	2,900	4,524
PharMerica Corp. *	4,813	110,747
Premier, Inc., Class A *	5,000	162,500
Quality Systems, Inc.	10,500	171,045
Quest Diagnostics, Inc.	25,720	1,827,920
Quidel Corp. *	5,200	122,408
ResMed, Inc. (c)	24,200	1,511,774
RTI Surgical, Inc. *	18,100	80,726
Select Medical Holdings Corp.	22,600	305,552
Sirona Dental Systems, Inc. *	9,200	830,024
St. Jude Medical, Inc.	54,300	3,576,741
STERIS Corp.	13,200	860,904
Stryker Corp.	57,700	5,253,585
SurModics, Inc. *	4,200	96,264
Symmetry Surgical, Inc. *	2,050	14,760
Team Health Holdings, Inc. *	14,000	723,800
Teleflex, Inc.	9,600	1,051,776
Tenet Healthcare Corp. *	18,812	795,371
The Cooper Cos., Inc.	9,081	1,431,620
The Ensign Group, Inc.	5,300	219,950
The Providence Service Corp. *	4,800	187,200
The Spectranetics Corp. *	6,700	219,157
Thoratec Corp. *	8,636	309,946
Tornier N.V. *	6,100	147,437
Triple-S Management Corp., Class B *	5,300	127,624
U.S. Physical Therapy, Inc.	3,500	135,765
Unilife Corp. *(c)	29,100	115,527
UnitedHealth Group, Inc.	179,281	19,048,606
Universal American Corp. *	20,600	186,018
Universal Health Services, Inc., Class B	16,000	1,640,480
Utah Medical Products, Inc.	2,500	141,725
Varian Medical Systems, Inc. *	17,100	1,582,776
VCA, Inc. *	16,800	875,280
Veeva Systems, Inc., Class A *	6,100	175,436
Vocera Communications, Inc. *	3,700	33,152
WellCare Health Plans, Inc. *	8,200	597,370
West Pharmaceutical Services, Inc.	11,300	557,203
Wright Medical Group, Inc. *	8,600	209,926
Zeltiq Aesthetics, Inc. *	9,601	309,248
Zimmer Holdings, Inc.	33,300	3,732,930

		205,883,568

Household & Personal Products 1.7%
Avon Products, Inc.	70,000	541,800
Central Garden & Pet Co., Class A *	8,600	78,260
Church & Dwight Co., Inc.	22,400	1,812,608
Colgate-Palmolive Co.	159,609	10,776,800
Coty, Inc., Class A *	15,600	296,712
Elizabeth Arden, Inc. *(c)	3,500	51,730
Energizer Holdings, Inc.	10,933	1,399,533
Harbinger Group, Inc. *	19,100	238,559
Herbalife Ltd. (c)	15,600	475,488
Inter Parfums, Inc.	5,613	141,167
Kimberly-Clark Corp.	70,539	7,615,391
Medifast, Inc. *	3,500	110,915
Nu Skin Enterprises, Inc., Class A (c)	9,600	393,408
Nutraceutical International Corp. *	5,000	97,700
Oil-Dri Corp. of America	1,600	48,992
Orchids Paper Products Co.	2,500	68,175
Revlon, Inc., Class A *	5,400	176,796
Spectrum Brands Holdings, Inc.	3,500	313,880
The Clorox Co.	24,700	2,635,737
The Estee Lauder Cos., Inc., Class A	43,100	3,042,429
The Female Health Co. (c)	7,500	28,425
The Procter & Gamble Co.	506,524	42,694,908
USANA Health Sciences, Inc. *	2,682	262,943
WD-40 Co.	1,600	131,296

		73,433,652

Insurance 2.9%
ACE Ltd.	61,428	6,631,767
Aflac, Inc.	86,700	4,948,836
Alleghany Corp. *	2,740	1,211,327
Allied World Assurance Co. Holdings AG	14,700	568,449
Ambac Financial Group, Inc. *	13,400	327,630
American Equity Investment Life Holding Co.	12,600	321,426
American Financial Group, Inc.	18,750	1,088,250
American International Group, Inc.	264,615	12,931,735
American National Insurance Co.	2,300	239,292
AMERISAFE, Inc.	4,000	162,800
AmTrust Financial Services, Inc. (c)	7,314	370,235
Aon plc	53,796	4,844,330
Arch Capital Group Ltd. *	23,800	1,379,686
Argo Group International Holdings Ltd.	5,011	268,038
Arthur J. Gallagher & Co.	33,400	1,483,962
Aspen Insurance Holdings Ltd.	10,400	450,528
Assurant, Inc.	11,500	730,365

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Assured Guaranty Ltd.	31,900	778,998
Axis Capital Holdings Ltd.	17,600	895,840
Baldwin & Lyons, Inc., Class B	1,950	45,045
Brown & Brown, Inc.	19,300	595,405
Cincinnati Financial Corp.	35,450	1,790,579
Citizens, Inc. *	16,000	115,520
CNA Financial Corp.	6,900	268,824
CNO Financial Group, Inc.	39,000	605,280
Crawford & Co., Class B	5,800	54,230
EMC Insurance Group, Inc.	1,200	38,712
Employers Holdings, Inc.	7,500	156,000
Endurance Specialty Holdings Ltd.	6,200	378,944
Enstar Group Ltd. *	1,300	175,461
Erie Indemnity Co., Class A	3,600	311,976
Everest Re Group Ltd.	7,700	1,319,626
FBL Financial Group, Inc., Class A	5,190	270,866
Federated National Holding Co.	1,500	43,665
First American Financial Corp.	16,800	571,536
FNF Group	49,439	1,735,309
Genworth Financial, Inc., Class A *	86,800	605,864
Greenlight Capital Re Ltd., Class A *	7,400	232,434
HCC Insurance Holdings, Inc.	16,550	882,777
Horace Mann Educators Corp.	8,300	252,901
Independence Holding Co.	2,970	37,749
Infinity Property & Casualty Corp.	2,500	175,675
Kemper Corp.	7,700	268,807
Lincoln National Corp.	51,626	2,580,267
Loews Corp.	54,174	2,072,697
Maiden Holdings Ltd.	18,900	236,250
Markel Corp. *	2,503	1,710,450
Marsh & McLennan Cos., Inc.	100,300	5,393,131
MBIA, Inc. *	25,250	202,505
Mercury General Corp.	5,400	308,610
MetLife, Inc.	211,603	9,839,539
Montpelier Re Holdings Ltd.	8,100	284,553
National General Holdings Corp.	10,400	186,888
National Western Life Insurance Co., Class A	500	119,195
Old Republic International Corp.	43,822	615,261
OneBeacon Insurance Group Ltd., Class A	14,800	233,988
PartnerRe Ltd.	8,900	1,018,160
Platinum Underwriters Holdings Ltd.	4,500	332,235
Primerica, Inc.	10,700	531,148
Principal Financial Group, Inc.	48,641	2,282,722
ProAssurance Corp.	8,540	378,920
Prudential Financial, Inc.	91,072	6,910,543
Reinsurance Group of America, Inc.	12,900	1,068,249
RenaissanceRe Holdings Ltd.	7,200	688,536
RLI Corp.	5,600	262,696
Safety Insurance Group, Inc.	3,400	210,630
Selective Insurance Group, Inc.	7,800	201,396
StanCorp Financial Group, Inc.	6,300	390,852
State Auto Financial Corp.	5,500	121,000
Stewart Information Services Corp.	3,600	128,880
Symetra Financial Corp.	19,000	385,890
The Allstate Corp.	77,867	5,434,338
The Chubb Corp.	43,194	4,228,693
The Hanover Insurance Group, Inc.	6,900	476,100
The Hartford Financial Services Group, Inc.	78,262	3,044,392
The Navigators Group, Inc. *	4,200	311,724
The Phoenix Cos., Inc. *	475	29,464
The Progressive Corp.	99,564	2,583,686
The Travelers Cos., Inc.	62,752	6,452,161
Torchmark Corp.	22,200	1,111,554
United Fire Group, Inc.	5,000	139,700
Unum Group	43,114	1,339,121
Validus Holdings Ltd.	16,857	668,380
W. R. Berkley Corp.	18,050	884,269
White Mountains Insurance Group Ltd.	1,600	1,031,328
Willis Group Holdings plc	39,800	1,723,340
XL Group plc	46,000	1,586,540

		120,306,660

Materials 3.5%
A. Schulman, Inc.	5,300	184,705
A.M. Castle & Co. *	5,800	35,090
Advanced Emissions Solutions, Inc. *	8,280	87,809
AEP Industries, Inc. *	1,900	95,209
Air Products & Chemicals, Inc.	36,200	5,271,082
Airgas, Inc.	15,100	1,700,864
AK Steel Holding Corp. *(c)	32,127	121,761
Albemarle Corp.	19,303	931,563
Alcoa, Inc.	217,996	3,411,637
Allegheny Technologies, Inc.	20,092	573,225
Allied Nevada Gold Corp. *(c)	29,700	30,591
American Vanguard Corp.	3,000	33,540
Ampco-Pittsburgh Corp.	4,500	81,900
AptarGroup, Inc.	10,900	687,899
Ashland, Inc.	11,923	1,413,114
Avery Dennison Corp.	16,000	836,320
Axalta Coating Systems Ltd. *	19,800	508,266
Axiall Corp.	15,400	681,450
Balchem Corp.	4,200	222,474
Ball Corp.	23,900	1,513,587
Bemis Co., Inc.	16,700	739,810
Berry Plastics Group, Inc. *	24,600	831,972
Boise Cascade Co. *	5,500	222,420
Cabot Corp.	10,900	462,269
Calgon Carbon Corp. *	12,500	246,625
Carpenter Technology Corp.	8,300	314,902
Celanese Corp., Series A	26,500	1,424,640
Century Aluminum Co. *	11,600	268,076
CF Industries Holdings, Inc.	9,500	2,901,110
Chase Corp.	200	7,160
Chemtura Corp. *	14,000	305,060
Clearwater Paper Corp. *	5,472	405,037
Cliffs Natural Resources, Inc. (c)	21,100	135,462
Codexis, Inc. *	1,870	7,143
Coeur Mining, Inc. *	22,400	141,120
Commercial Metals Co.	22,800	305,976
Compass Minerals International, Inc.	7,300	638,020
Crown Holdings, Inc. *	28,000	1,240,680
Cytec Industries, Inc.	13,200	633,468
Deltic Timber Corp.	1,500	93,750
Domtar Corp.	10,500	402,150

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
E.I. du Pont de Nemours & Co.	170,507	12,141,804
Eagle Materials, Inc.	11,543	822,092
Eastman Chemical Co.	28,980	2,054,392
Ecolab, Inc.	50,704	5,261,554
Ferro Corp. *	21,000	233,730
Flotek Industries, Inc. *	13,300	215,061
FMC Corp.	23,300	1,339,750
Freeport-McMoRan, Inc.	191,918	3,226,142
FutureFuel Corp.	8,300	91,217
General Moly, Inc. *	15,700	9,420
Globe Specialty Metals, Inc.	15,900	245,178
Graphic Packaging Holding Co. *	52,900	765,992
Greif, Inc., Class A	11,300	431,660
H.B. Fuller Co.	9,000	370,350
Hawkins, Inc.	2,700	103,977
Haynes International, Inc.	2,500	97,325
Headwaters, Inc. *	12,000	168,960
Hecla Mining Co.	72,100	237,209
Horsehead Holding Corp. *	12,800	172,032
Huntsman Corp.	34,000	746,640
Innophos Holdings, Inc.	5,300	315,562
Innospec, Inc.	4,200	165,774
International Flavors & Fragrances, Inc.	13,500	1,432,485
International Paper Co.	85,480	4,501,377
Intrepid Potash, Inc. *	11,800	157,058
Kaiser Aluminum Corp.	3,600	249,516
KapStone Paper & Packaging Corp.	15,800	471,946
KMG Chemicals, Inc.	1,600	33,472
Koppers Holdings, Inc.	4,800	87,168
Kraton Performance Polymers, Inc. *	3,500	67,690
Kronos Worldwide, Inc.	11,720	131,616
Louisiana-Pacific Corp. *	32,900	538,573
LSB Industries, Inc. *	3,000	93,720
LyondellBasell Industries N.V., Class A	76,832	6,076,643
Martin Marietta Materials, Inc.	11,400	1,228,236
Materion Corp.	4,000	131,800
McEwen Mining, Inc. *(c)	31,130	38,913
MeadWestvaco Corp.	29,374	1,476,925
Minerals Technologies, Inc.	6,200	405,046
Molycorp, Inc. *	51,800	17,094
Monsanto Co.	90,726	10,703,854
Myers Industries, Inc.	8,080	134,532
Neenah Paper, Inc.	4,231	242,775
NewMarket Corp.	1,900	854,373
Newmont Mining Corp.	87,974	2,212,546
Noranda Aluminum Holding Corp.	16,500	49,995
Nucor Corp.	62,400	2,723,760
Olin Corp.	15,820	396,607
Olympic Steel, Inc.	1,400	19,194
OM Group, Inc.	7,600	212,800
OMNOVA Solutions, Inc. *	10,400	71,344
Owens-Illinois, Inc. *	33,600	784,560
P.H. Glatfelter Co.	7,000	160,090
Packaging Corp. of America	20,100	1,524,585
Penford Corp. *	6,200	116,684
Platform Specialty Products Corp. *	24,500	514,500
PolyOne Corp.	14,810	527,088
PPG Industries, Inc.	25,500	5,683,440
Praxair, Inc.	54,900	6,620,391
Quaker Chemical Corp.	3,200	252,544
Rayonier Advanced Materials, Inc.	6,960	119,155
Reliance Steel & Aluminum Co.	13,300	696,521
Rentech, Inc. *	37,400	44,880
Resolute Forest Products, Inc. *	14,000	238,000
Rock-Tenn Co., Class A	25,626	1,663,127
Royal Gold, Inc.	11,400	826,044
RPM International, Inc.	24,600	1,177,356
RTI International Metals, Inc. *	7,700	171,710
Schnitzer Steel Industries, Inc., Class A	3,450	58,236
Schweitzer-Mauduit International, Inc.	4,600	178,756
Sealed Air Corp.	37,300	1,510,650
Sensient Technologies Corp.	7,400	451,400
Sigma-Aldrich Corp.	22,900	3,149,208
Silgan Holdings, Inc.	6,900	354,729
Sonoco Products Co.	16,800	742,560
Steel Dynamics, Inc.	39,300	669,672
Stepan Co.	4,300	165,120
Stillwater Mining Co. *	24,633	336,733
SunCoke Energy, Inc.	15,217	229,777
The Dow Chemical Co.	207,351	9,363,971
The Mosaic Co.	59,512	2,897,639
The Scotts Miracle-Gro Co., Class A	7,300	463,039
The Sherwin-Williams Co.	14,901	4,042,194
The Valspar Corp.	13,300	1,109,619
TimkenSteel Corp.	6,550	176,850
Tredegar Corp.	5,100	109,089
Tronox Ltd., Class A	9,800	207,172
United States Steel Corp.	26,300	642,772
Universal Stainless & Alloy Products, Inc. *	1,800	40,122
Valhi, Inc.	13,600	77,792
Vulcan Materials Co.	26,192	1,846,798
W.R. Grace & Co. *	13,600	1,178,848
Walter Energy, Inc. (c)	15,800	14,729
Wausau Paper Corp.	8,700	88,392
Westlake Chemical Corp.	7,500	429,825
Worthington Industries, Inc.	7,200	215,496
Zep, Inc.	6,600	105,732

		146,103,410

Media 3.3%
AH Belo Corp., Class A	13,980	126,100
AMC Networks, Inc., Class A *	10,400	693,680
Cablevision Systems Corp., Class A	43,900	830,588
Carmike Cinemas, Inc. *	6,300	174,321
CBS Corp., Class B - Non Voting Shares	91,190	4,998,124
Central European Media Enterprises Ltd., Class A *(c)	9,900	25,740
Charter Communications, Inc., Class A *	15,800	2,387,617
Cinemark Holdings, Inc.	19,600	728,532
Clear Channel Outdoor Holdings, Inc., Class A	20,700	187,335

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Comcast Corp., Class A	486,160	25,836,973
Crown Media Holdings, Inc., Class A *	6,000	19,200
Cumulus Media, Inc., Class A *	25,351	88,222
DIRECTV *	92,972	7,928,652
Discovery Communications, Inc., Class A *	26,061	755,378
Discovery Communications, Inc., Class C *	57,261	1,596,437
DISH Network Corp., Class A *	39,400	2,771,790
DreamWorks Animation SKG, Inc., Class A *(c)	10,200	190,434
Entercom Communications Corp., Class A *	11,000	127,270
Gannett Co., Inc.	39,000	1,209,390
Global Eagle Entertainment, Inc. *	17,114	263,470
Harte-Hanks, Inc.	17,200	125,044
John Wiley & Sons, Inc., Class A	9,000	557,640
Journal Communications, Inc., Class A *	16,900	169,845
Liberty Broadband Corp., Class A *	4,373	194,467
Liberty Broadband Corp., Class C *	10,496	466,022
Liberty Global plc, Class A *	44,875	2,096,560
Liberty Global plc, Series C *	114,175	5,205,238
Liberty Media Corp., Class A *	17,495	595,705
Liberty Media Corp., Class C *	34,990	1,193,859
Lions Gate Entertainment Corp.	14,200	407,966
Live Nation Entertainment, Inc. *	26,457	628,883
Loral Space & Communications, Inc. *	2,800	201,348
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	121,104
Media General, Inc. *	18,400	263,120
Meredith Corp.	5,100	265,506
Morningstar, Inc.	5,500	366,245
National CineMedia, Inc.	13,200	190,080
News Corp., Class A *	84,687	1,260,989
Nexstar Broadcasting Group, Inc., Class A	4,500	224,528
Omnicom Group, Inc.	45,800	3,334,240
Regal Entertainment Group, Class A	12,100	256,036
Rentrak Corp. *	3,000	230,790
Salem Communications Corp., Class A	5,700	39,729
Scholastic Corp.	7,300	268,494
Scripps Networks Interactive, Inc., Class A	19,200	1,364,928
Sinclair Broadcast Group, Inc., Class A (c)	11,000	272,140
Sirius XM Holdings, Inc. *	485,300	1,722,815
Sizmek, Inc. *	8,300	49,468
Starz, Class A *	16,195	478,076
The E.W. Scripps Co., Class A *	9,800	193,354
The Interpublic Group of Cos., Inc.	73,037	1,456,358
The Madison Square Garden Co., Class A *	10,175	770,756
The New York Times Co., Class A	17,300	217,807
The Walt Disney Co.	292,639	26,618,443
Time Warner Cable, Inc.	52,637	7,165,475
Time Warner, Inc.	158,957	12,387,519
Time, Inc.	19,122	478,815
Twenty-First Century Fox, Inc., Class A	351,678	11,661,643
Viacom, Inc., Class B	68,922	4,439,955
World Wrestling Entertainment, Inc., Class A (c)	5,700	69,027

		138,949,270

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	302,330	18,245,616
ACADIA Pharmaceuticals, Inc. *	16,600	505,138
Accelerate Diagnostics, Inc. *(c)	5,300	113,950
Achillion Pharmaceuticals, Inc. *	19,800	294,030
Acorda Therapeutics, Inc. *	8,400	349,020
Actavis plc *	49,420	13,172,407
Acura Pharmaceuticals, Inc. *	20,900	11,495
Aegerion Pharmaceuticals, Inc. *	3,800	88,236
Affymetrix, Inc. *	25,500	281,520
Agilent Technologies, Inc.	62,917	2,376,375
Agios Pharmaceuticals, Inc. *(c)	2,200	255,024
Akorn, Inc. *	15,400	655,732
Albany Molecular Research, Inc. *	8,800	143,704
Alexion Pharmaceuticals, Inc. *	36,402	6,670,302
Alkermes plc *	28,600	2,066,350
Allergan, Inc.	56,117	12,304,213
Alnylam Pharmaceuticals, Inc. *	13,500	1,266,705
AMAG Pharmaceuticals, Inc. *	6,600	291,654
Amgen, Inc.	141,789	21,588,793
Amicus Therapeutics, Inc. *	13,800	106,122
Anacor Pharmaceuticals, Inc. *	9,800	368,480
Aratana Therapeutics, Inc. *	10,100	167,357
Arena Pharmaceuticals, Inc. *	32,100	138,351
ARIAD Pharmaceuticals, Inc. *(c)	57,200	368,940
ArQule, Inc. *	21,000	24,360
Array BioPharma, Inc. *	62,184	445,237
Arrowhead Research Corp. *(c)	10,700	67,517
AVEO Pharmaceuticals, Inc. *	15,100	14,292
Bio-Rad Laboratories, Inc., Class A *	3,000	343,410
Bio-Techne Corp.	5,800	539,516
BioCryst Pharmaceuticals, Inc. *	23,900	243,302
BioDelivery Sciences International, Inc. *	14,119	184,959
Biogen Idec, Inc. *	44,112	17,166,626
BioMarin Pharmaceutical, Inc. *	26,000	2,526,160
Biota Pharmaceuticals, Inc. *	26,016	62,438
Bluebird Bio, Inc. *	6,000	557,460
Bristol-Myers Squibb Co.	309,153	18,632,651
Bruker Corp. *	18,000	339,480
Cambrex Corp. *	7,200	161,496
Catalent, Inc. *	18,000	497,160
Celgene Corp. *	149,962	17,869,472
Celldex Therapeutics, Inc. *	25,800	552,636
Cepheid *	11,200	632,912
Charles River Laboratories International, Inc. *	7,416	514,300
Chimerix, Inc. *	7,200	288,792
Clovis Oncology, Inc. *	8,400	547,596
Covance, Inc. *	11,800	1,253,278
Depomed, Inc. *	14,500	264,915
Durect Corp. *	14,500	13,630
Dyax Corp. *	31,000	468,410

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dynavax Technologies Corp. *	10,950	187,245
Eli Lilly & Co.	182,289	13,124,808
Emergent Biosolutions, Inc. *	10,400	291,512
Endo International plc *	33,350	2,654,994
Endocyte, Inc. *(c)	11,300	58,534
Enzo Biochem, Inc. *	43,981	138,540
Enzon Pharmaceuticals, Inc.	21,300	20,506
EPIRUS Biopharmaceuticals, Inc. *	843	4,173
Exact Sciences Corp. *(c)	16,300	443,523
Exelixis, Inc. *(c)	44,700	83,589
Fluidigm Corp. *	6,000	231,180
Foundation Medicine, Inc. *(c)	6,500	309,790
Genomic Health, Inc. *	8,400	271,152
Geron Corp. *(c)	46,200	146,916
Gilead Sciences, Inc. *	283,692	29,739,432
GTx, Inc. *(c)	15,900	10,001
Halozyme Therapeutics, Inc. *	28,000	399,840
Harvard Apparatus Regenerative Technology, Inc. *	4,825	15,681
Harvard Bioscience, Inc. *	19,300	100,553
Horizon Pharma plc *	10,700	175,801
Hospira, Inc. *	30,370	1,926,369
Illumina, Inc. *	27,500	5,367,725
ImmunoGen, Inc. *	16,900	128,947
Immunomedics, Inc. *	64,448	344,797
Impax Laboratories, Inc. *	13,800	506,046
Incyte Corp. *	28,200	2,247,822
Infinity Pharmaceuticals, Inc. *	19,600	302,624
Inovio Pharmaceuticals, Inc. *(c)	20,194	168,418
Intercept Pharmaceuticals, Inc. *	1,800	361,854
Intrexon Corp. *(c)	8,700	249,777
Ironwood Pharmaceuticals, Inc. *	19,800	308,484
Isis Pharmaceuticals, Inc. *	22,900	1,568,879
Jazz Pharmaceuticals plc *	11,400	1,930,476
Johnson & Johnson	523,109	52,384,135
Keryx Biopharmaceuticals, Inc. *(c)	24,800	301,568
Kite Pharma, Inc. *	2,900	194,735
KYTHERA Biopharmaceuticals, Inc. *	5,319	197,867
Lannett Co., Inc. *	8,800	417,384
Lexicon Pharmaceuticals, Inc. *(c)	127,500	116,025
Ligand Pharmaceuticals, Inc. *	4,948	281,640
Luminex Corp. *	12,900	227,685
Mallinckrodt plc *	21,702	2,300,195
MannKind Corp. *(c)	40,800	259,080
Medivation, Inc. *	13,200	1,436,424
Merck & Co., Inc.	535,816	32,298,989
Merrimack Pharmaceuticals, Inc. *(c)	38,590	363,904
Mettler-Toledo International, Inc. *	5,900	1,793,305
MiMedx Group, Inc. *	26,820	218,717
Momenta Pharmaceuticals, Inc. *	13,500	145,395
Mylan, Inc. *	70,800	3,763,020
Myriad Genetics, Inc. *(c)	11,100	415,362
Nektar Therapeutics *	18,300	267,912
Neurocrine Biosciences, Inc. *	21,600	727,056
Novavax, Inc. *	52,500	410,025
NPS Pharmaceuticals, Inc. *	20,000	917,200
Oncothyreon, Inc. *	25,700	40,606
OPKO Health, Inc. *(c)	33,700	408,781
Orexigen Therapeutics, Inc. *(c)	32,750	171,938
OvaScience, Inc. *	4,900	212,954
Pacira Pharmaceuticals, Inc. *	6,500	697,775
Pain Therapeutics, Inc. *	18,600	36,642
PAREXEL International Corp. *	9,300	566,928
PDL BioPharma, Inc. (c)	28,700	209,223
PerkinElmer, Inc.	18,577	849,155
Perrigo Co., plc	26,200	3,975,588
Pfizer, Inc.	1,175,525	36,735,156
Pharmacyclics, Inc. *	11,100	1,873,125
Portola Pharmaceuticals, Inc. *	22,300	633,989
POZEN, Inc. *	16,100	111,251
Prestige Brands Holdings, Inc. *	8,500	291,210
Prothena Corp. plc *	8,919	201,837
PTC Therapeutics, Inc. *	5,885	323,145
Puma Biotechnology, Inc. *	3,400	717,672
Quintiles Transnational Holdings, Inc. *	11,800	713,900
Raptor Pharmaceutical Corp. *(c)	29,942	270,676
Receptos, Inc. *	5,500	605,935
Regeneron Pharmaceuticals, Inc. *	13,600	5,666,576
Repligen Corp. *	9,886	240,131
Rigel Pharmaceuticals, Inc. *	48,200	99,774
Sagent Pharmaceuticals, Inc. *	9,800	251,566
Salix Pharmaceuticals Ltd. *	11,536	1,553,553
Sangamo BioSciences, Inc. *	14,600	186,734
Sarepta Therapeutics, Inc. *(c)	9,800	117,600
Seattle Genetics, Inc. *	17,900	557,764
Sequenom, Inc. *(c)	87,600	322,368
Spectrum Pharmaceuticals, Inc. *	24,200	169,400
Sucampo Pharmaceuticals, Inc., Class A *	12,400	186,744
Synageva BioPharma Corp. *	4,100	472,402
Synta Pharmaceuticals Corp. *	43,900	104,482
TESARO, Inc. *	6,195	249,225
Tetraphase Pharmaceuticals, Inc. *	5,600	203,616
The Medicines Co. *	10,600	303,902
TherapeuticsMD, Inc. *	35,777	145,255
Theravance Biopharma, Inc. *(c)	3,914	63,563
Theravance, Inc. (c)	13,700	154,399
Thermo Fisher Scientific, Inc.	74,402	9,315,874
Ultragenyx Pharmaceutical, Inc. *	6,000	348,600
United Therapeutics Corp. *	9,100	1,284,283
Vanda Pharmaceuticals, Inc. *(c)	13,953	155,297
Vertex Pharmaceuticals, Inc. *	45,844	5,049,258
Vical, Inc. *	34,400	35,776
VIVUS, Inc. *(c)	23,400	61,308
Waters Corp. *	16,100	1,916,705
XenoPort, Inc. *	37,200	309,876
ZIOPHARM Oncology, Inc. *(c)	55,300	494,935
Zoetis, Inc.	94,679	4,045,634

		393,013,216

Real Estate 4.3%
Acadia Realty Trust	9,600	347,424
AG Mortgage Investment Trust, Inc.	12,000	220,680
Agree Realty Corp.	5,000	173,200
Alexander & Baldwin, Inc.	6,400	244,864
Alexander’s, Inc.	800	371,072
Alexandria Real Estate Equities, Inc.	11,800	1,150,736

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Altisource Portfolio Solutions S.A. *(c)	2,800	56,784
Altisource Residential Corp.	10,789	194,310
American Assets Trust, Inc.	8,000	355,040
American Campus Communities, Inc.	17,300	760,508
American Capital Agency Corp.	62,500	1,346,875
American Capital Mortgage Investment Corp.	14,600	272,144
American Homes 4 Rent, Class A	24,300	405,567
American Realty Capital Properties, Inc.	178,200	1,651,023
American Realty Investors, Inc. *	1,537	8,699
American Tower Corp.	75,044	7,275,516
Annaly Capital Management, Inc.	200,600	2,118,336
Anworth Mortgage Asset Corp.	24,200	125,598
Apartment Investment & Management Co., Class A	39,211	1,562,950
Apollo Commercial Real Estate Finance, Inc.	11,400	188,442
Apollo Residential Mortgage, Inc.	12,900	201,885
ARMOUR Residential REIT, Inc.	61,000	201,910
Ashford Hospitality Prime, Inc.	1,800	30,888
Ashford Hospitality Trust, Inc.	9,000	94,680
Associated Estates Realty Corp.	6,900	171,879
AV Homes, Inc. *	6,500	97,435
AvalonBay Communities, Inc.	23,919	4,137,748
Aviv REIT, Inc.	10,900	428,697
BioMed Realty Trust, Inc.	31,700	775,065
Blackstone Mortgage Trust, Inc., Class A	8,102	236,578
Boston Properties, Inc.	28,600	3,969,680
Brandywine Realty Trust	25,863	429,584
Brixmor Property Group, Inc.	31,600	856,360
Camden Property Trust	17,500	1,348,375
Campus Crest Communities, Inc.	17,900	123,331
Capstead Mortgage Corp.	21,740	261,315
CareTrust REIT, Inc.	7,131	96,126
CBL & Associates Properties, Inc.	26,785	552,307
CBRE Group, Inc., Class A *	57,000	1,843,380
Cedar Realty Trust, Inc.	33,200	264,272
Chambers Street Properties	37,300	315,185
Chatham Lodging Trust	8,234	256,324
Chesapeake Lodging Trust	8,500	312,120
Chimera Investment Corp.	169,700	532,858
CIM Commercial Trust Corp.	9,700	148,119
Colony Financial, Inc.	19,300	483,465
Columbia Property Trust, Inc.	20,200	494,294
Consolidated-Tomoka Land Co.	2,000	109,100
CoreSite Realty Corp.	3,400	148,954
Corporate Office Properties Trust	14,400	432,000
Corrections Corp. of America	20,285	797,606
Cousins Properties, Inc.	53,345	588,929
Crown Castle International Corp.	62,623	5,417,516
CubeSmart	41,400	1,020,096
CYS Investments, Inc.	25,500	225,420
DCT Industrial Trust, Inc.	15,900	600,384
DDR Corp.	54,584	1,069,846
DiamondRock Hospitality Co.	59,386	862,879
Digital Realty Trust, Inc.	23,800	1,735,972
Douglas Emmett, Inc.	24,948	710,519
Duke Realty Corp.	59,590	1,300,850
DuPont Fabros Technology, Inc.	9,200	342,792
Dynex Capital, Inc.	21,998	184,123
EastGroup Properties, Inc.	6,300	407,232
Education Realty Trust, Inc.	9,166	317,144
Empire State Realty Trust, Inc., Class A	22,502	409,536
EPR Properties	9,600	624,576
Equity Commonwealth	23,450	617,908
Equity LifeStyle Properties, Inc.	20,700	1,132,911
Equity One, Inc.	12,100	329,604
Equity Residential	67,500	5,238,675
Essex Property Trust, Inc.	11,989	2,710,113
Excel Trust, Inc.	14,000	196,560
Extra Space Storage, Inc.	18,200	1,201,200
Federal Realty Investment Trust	15,200	2,185,304
FelCor Lodging Trust, Inc.	28,000	280,280
First Industrial Realty Trust, Inc.	15,900	345,507
First Potomac Realty Trust	14,800	189,440
Forest City Enterprises, Inc., Class A *	33,700	825,650
Forestar Group, Inc. *	4,933	65,461
Franklin Street Properties Corp.	22,500	289,800
Gaming & Leisure Properties, Inc.	21,618	705,395
General Growth Properties, Inc.	117,309	3,540,386
Getty Realty Corp.	9,500	176,035
Government Properties Income Trust	9,900	225,720
Gramercy Property Trust, Inc.	27,228	188,418
Griffin Land & Nurseries, Inc.	300	8,892
Hatteras Financial Corp.	13,800	250,884
HCP, Inc.	83,048	3,927,340
Health Care REIT, Inc.	61,558	5,044,678
Healthcare Realty Trust, Inc.	15,800	475,422
Healthcare Trust of America, Inc., Class A	21,000	618,660
Hersha Hospitality Trust	40,000	267,200
Highwoods Properties, Inc.	17,261	811,267
Home Properties, Inc.	9,500	669,750
Hospitality Properties Trust	24,500	798,455
Host Hotels & Resorts, Inc.	146,663	3,357,116
Hudson Pacific Properties, Inc.	9,100	294,385
Inland Real Estate Corp.	20,300	231,014
Invesco Mortgage Capital, Inc.	22,300	342,082
Investors Real Estate Trust	28,600	235,950
Iron Mountain, Inc.	36,173	1,441,132
iStar Financial, Inc. *	13,390	174,606
Jones Lang LaSalle, Inc.	7,300	1,073,684
Kennedy-Wilson Holdings, Inc.	12,200	324,398
Kilroy Realty Corp.	15,400	1,141,910
Kimco Realty Corp.	74,295	2,054,257
Kite Realty Group Trust	15,825	483,612
Lamar Advertising Co., Class A	16,100	901,922
LaSalle Hotel Properties	19,700	797,062
Lexington Realty Trust	33,567	382,999
Liberty Property Trust	33,100	1,333,930
LTC Properties, Inc.	8,700	408,204
Mack-Cali Realty Corp.	18,500	360,935
Maui Land & Pineapple Co., Inc. *	800	5,048
Medical Properties Trust, Inc.	24,300	373,491
MFA Financial, Inc.	60,500	474,320
Mid-America Apartment Communities, Inc.	12,844	1,018,786

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Monmouth Real Estate Investment Corp.	18,100	213,761
National Health Investors, Inc.	5,900	441,084
National Retail Properties, Inc.	29,220	1,251,785
New Century Financial Corp. *(b)(g)	3,600	—
New Residential Investment Corp.	21,350	272,213
New Senior Investment Group, Inc.	20,583	340,443
New York Mortgage Trust, Inc. (c)	18,600	143,964
New York REIT, Inc.	28,100	293,083
Newcastle Investment Corp.	20,583	91,183
NorthStar Realty Finance Corp.	45,075	852,368
Omega Healthcare Investors, Inc.	22,684	994,920
One Liberty Properties, Inc.	1,400	34,314
Outfront Media, Inc.	24,003	680,485
Parkway Properties, Inc.	14,940	273,402
Pebblebrook Hotel Trust	12,300	571,212
Pennsylvania Real Estate Investment Trust	13,900	332,627
PennyMac Mortgage Investment Trust	14,400	324,144
Physicians Realty Trust	10,600	186,984
Piedmont Office Realty Trust, Inc., Class A	27,500	537,075
Plum Creek Timber Co., Inc.	32,047	1,426,732
Post Properties, Inc.	8,200	498,150
Potlatch Corp.	5,753	229,315
Preferred Apartment Communities, Inc., Class A	3,700	37,407
Prologis, Inc.	94,534	4,267,265
PS Business Parks, Inc.	3,000	252,330
Public Storage	26,997	5,422,078
RAIT Financial Trust	16,199	114,203
Ramco-Gershenson Properties Trust	22,500	440,325
Rayonier, Inc.	20,882	612,887
Realogy Holdings Corp. *	29,400	1,367,100
Realty Income Corp.	40,035	2,174,301
Redwood Trust, Inc.	19,700	392,621
Regency Centers Corp.	17,233	1,181,494
Resource Capital Corp.	28,600	138,138
Retail Opportunity Investments Corp.	14,400	254,448
Retail Properties of America, Inc., Class A	41,600	735,904
RLJ Lodging Trust	30,400	1,035,728
Rouse Properties, Inc. (c)	10,715	199,192
Ryman Hospitality Properties, Inc. (c)	7,837	430,251
Sabra Health Care REIT, Inc.	13,700	447,990
Saul Centers, Inc.	4,700	268,323
Select Income REIT	14,600	363,102
Senior Housing Properties Trust	37,819	880,805
Silver Bay Realty Trust Corp.	13,033	203,054
Simon Property Group, Inc.	58,205	11,563,005
SL Green Realty Corp.	19,566	2,465,316
Sovran Self Storage, Inc.	6,626	627,814
Spirit Realty Capital, Inc.	69,048	887,957
STAG Industrial, Inc.	11,900	311,780
Starwood Property Trust, Inc.	38,873	930,231
Starwood Waypoint Residential Trust	6,440	156,106
Strategic Hotels & Resorts, Inc. *	42,000	563,640
Summit Hotel Properties, Inc.	9,600	123,072
Sun Communities, Inc.	11,300	765,349
Sunstone Hotel Investors, Inc.	60,145	1,025,472
Tanger Factory Outlet Centers, Inc.	15,600	613,860
Taubman Centers, Inc.	10,100	827,695
Tejon Ranch Co. *	3,674	90,454
The Geo Group, Inc.	11,899	517,844
The Howard Hughes Corp. *	6,300	822,969
The Macerich Co.	24,905	2,142,079
The St. Joe Co. *	18,800	303,808
Two Harbors Investment Corp.	60,300	622,296
UDR, Inc.	42,961	1,428,883
UMH Properties, Inc.	7,900	76,077
Universal Health Realty Income Trust	4,700	252,531
Urban Edge Properties *	16,046	380,932
Urstadt Biddle Properties, Inc., Class A	4,500	105,750
Ventas, Inc.	61,566	4,913,582
Vornado Realty Trust	32,092	3,544,240
Washington Real Estate Investment Trust	9,700	278,487
Weingarten Realty Investors	17,175	643,719
Western Asset Mortgage Capital Corp. (c)	4,607	62,195
Weyerhaeuser Co.	99,992	3,584,713
Whitestone REIT	2,100	32,949
WP Carey, Inc.	22,700	1,630,087
WP GLIMCHER, Inc.	33,804	597,655

		179,427,597

Retailing 4.5%
Aaron’s, Inc.	14,675	464,610
Abercrombie & Fitch Co., Class A	11,800	301,136
Advance Auto Parts, Inc.	13,140	2,089,260
Aeropostale, Inc. *	25,600	62,464
Amazon.com, Inc. *	71,925	25,499,570
America’s Car-Mart, Inc. *	6,850	363,803
American Eagle Outfitters, Inc.	27,450	385,398
ANN, Inc. *	6,625	219,288
Asbury Automotive Group, Inc. *	6,500	482,365
Ascena Retail Group, Inc. *	21,236	245,488
AutoNation, Inc. *	13,800	822,756
AutoZone, Inc. *	5,800	3,462,368
Barnes & Noble, Inc. *	7,400	173,826
Bed Bath & Beyond, Inc. *	35,500	2,654,335
Best Buy Co., Inc.	55,725	1,961,520
Big Lots, Inc.	8,000	367,280
Brown Shoe Co., Inc.	6,675	189,503
Burlington Stores, Inc. *	9,000	449,010
Cabela’s, Inc. *	7,700	423,115
CarMax, Inc. *	40,246	2,499,277
Chico’s FAS, Inc.	26,200	437,016
Christopher & Banks Corp. *	13,400	69,814
Conn’s, Inc. *(c)	7,900	124,346
Core-Mark Holding Co., Inc.	4,000	266,720
CST Brands, Inc.	12,286	529,527
Destination Maternity Corp.	5,000	76,550
Dick’s Sporting Goods, Inc.	17,500	903,875
Dillard’s, Inc., Class A	4,300	488,480

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dollar General Corp. *	59,625	3,998,452
Dollar Tree, Inc. *	38,650	2,748,015
DSW, Inc., Class A	11,560	411,074
Expedia, Inc.	19,472	1,673,229
Express, Inc. *	12,600	164,808
Family Dollar Stores, Inc.	18,900	1,438,290
Five Below, Inc. *	7,800	259,896
Foot Locker, Inc.	23,800	1,266,636
Francesca’s Holdings Corp. *	13,300	210,938
Fred’s, Inc., Class A	6,700	111,220
FTD Cos., Inc. *	8,070	276,398
GameStop Corp., Class A (c)	19,348	682,017
Geeknet, Inc. *	452	3,544
Genesco, Inc. *	4,300	307,235
Genuine Parts Co.	32,800	3,048,432
GNC Holdings, Inc., Class A	15,500	687,270
Group 1 Automotive, Inc.	4,400	353,716
Groupon, Inc. *	88,400	632,944
Guess?, Inc.	7,900	148,362
Hibbett Sports, Inc. *	3,543	166,663
HSN, Inc.	6,269	485,471
J.C. Penney Co., Inc. *(c)	50,700	368,589
Kirkland’s, Inc. *	8,700	202,449
Kohl’s Corp.	36,000	2,149,920
L Brands, Inc.	47,520	4,021,618
Lands’ End, Inc. *	7,747	268,743
Liberty Interactive Corp., Class A *	89,109	2,438,022
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	331,090
Liberty Ventures, Series A *	25,347	946,710
Lithia Motors, Inc., Class A	3,300	279,510
LKQ Corp. *	58,900	1,520,209
Lowe’s Cos., Inc.	180,151	12,207,032
Lumber Liquidators Holdings, Inc. *(c)	4,600	290,490
Macy’s, Inc.	63,863	4,079,568
MarineMax, Inc. *	16,300	415,813
Mattress Firm Holding Corp. *	3,200	184,384
Monro Muffler Brake, Inc.	4,462	254,959
Murphy USA, Inc. *	6,875	479,944
Netflix, Inc. *	11,221	4,957,438
Nordstrom, Inc.	26,300	2,004,060
O’Reilly Automotive, Inc. *	19,799	3,709,541
Office Depot, Inc. *	77,256	587,146
Orbitz Worldwide, Inc. *	22,152	204,463
Outerwall, Inc. *(c)	5,000	310,400
Pacific Sunwear of California, Inc. *	41,175	113,231
Penske Automotive Group, Inc.	6,300	304,605
PetSmart, Inc.	20,000	1,634,100
Pier 1 Imports, Inc.	15,800	265,598
Pool Corp.	6,662	414,443
RadioShack Corp. *(c)	27,200	7,537
Rent-A-Center, Inc.	7,750	265,670
Restoration Hardware Holdings, Inc. *	6,300	551,439
Ross Stores, Inc.	38,100	3,494,151
Sally Beauty Holdings, Inc. *	24,850	772,338
Sears Holdings Corp. *(c)	11,385	362,498
Select Comfort Corp. *	12,200	364,048
Shoe Carnival, Inc.	6,300	146,286
Shutterfly, Inc. *	6,300	276,381
Signet Jewelers Ltd.	16,800	2,034,648
Sonic Automotive, Inc., Class A	11,200	275,856
Stage Stores, Inc.	14,275	285,500
Staples, Inc.	118,900	2,027,245
Stein Mart, Inc.	10,300	141,728
Systemax, Inc. *	8,000	104,560
Target Corp.	119,078	8,765,332
The Buckle, Inc. (c)	3,875	196,811
The Cato Corp., Class A	7,100	301,040
The Children’s Place, Inc.	3,600	215,820
The Finish Line, Inc., Class A	7,161	169,000
The Gap, Inc.	51,800	2,133,642
The Home Depot, Inc.	246,863	25,777,434
The Men’s Wearhouse, Inc.	6,600	306,702
The Pep Boys - Manny, Moe & Jack *	19,400	163,542
The Priceline Group, Inc. *	9,736	9,828,297
The TJX Cos., Inc.	128,347	8,463,201
Tiffany & Co.	22,200	1,923,408
Tractor Supply Co.	25,700	2,086,069
Trans World Entertainment Corp.	9,700	33,659
TripAdvisor, Inc. *	19,772	1,324,922
Tuesday Morning Corp. *	10,800	191,160
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	1,596,474
Urban Outfitters, Inc. *	18,000	627,480
Vitamin Shoppe, Inc. *	4,200	177,534
VOXX International Corp. *	9,100	72,800
West Marine, Inc. *	8,200	98,400
Williams-Sonoma, Inc.	16,200	1,267,650
Winmark Corp.	1,700	138,567
Zumiez, Inc. *	10,500	391,545

		187,391,759

Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. *	4,500	108,000
Advanced Micro Devices, Inc. *(c)	123,300	316,881
Altera Corp.	53,000	1,745,025
Amkor Technology, Inc. *	35,700	226,695
Amtech Systems, Inc. *	3,500	28,595
ANADIGICS, Inc. *	8,150	8,802
Analog Devices, Inc.	60,249	3,139,274
Applied Materials, Inc.	225,798	5,157,226
Applied Micro Circuits Corp. *	21,300	111,825
Atmel Corp. *	110,700	922,131
Avago Technologies Ltd.	48,800	5,020,544
AXT, Inc. *	3,500	9,730
Broadcom Corp., Class A	99,590	4,226,102
Brooks Automation, Inc.	11,885	153,435
Cabot Microelectronics Corp. *	5,660	279,661
Cavium, Inc. *	10,400	611,624
CEVA, Inc. *	7,233	132,436
Cirrus Logic, Inc. *	9,800	259,700
Cohu, Inc.	7,500	84,975
Cree, Inc. *	20,900	739,024
Cypress Semiconductor Corp. *(c)	33,600	494,928
Diodes, Inc. *	11,012	291,047
DSP Group, Inc. *	6,300	69,237
Entegris, Inc. *	19,299	250,887
Entropic Communications, Inc. *	20,100	52,059
Exar Corp. *	9,834	88,703

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fairchild Semiconductor International, Inc. *	17,800	273,230
First Solar, Inc. *	13,279	561,967
FormFactor, Inc. *	14,600	110,230
Freescale Semiconductor Ltd. *	15,000	481,350
GSI Technology, Inc. *	8,500	43,010
Integrated Device Technology, Inc. *	26,920	492,367
Integrated Silicon Solution, Inc.	9,338	150,155
Intel Corp.	902,997	29,835,021
Intersil Corp., Class A	26,764	382,993
IXYS Corp.	6,900	77,970
KLA-Tencor Corp.	29,000	1,782,630
Kopin Corp. *	19,600	71,540
Kulicke & Soffa Industries, Inc. *	18,500	280,645
Lam Research Corp.	30,267	2,313,609
Lattice Semiconductor Corp. *	25,100	178,963
Linear Technology Corp.	41,900	1,882,986
Marvell Technology Group Ltd.	73,200	1,133,868
Maxim Integrated Products, Inc.	55,700	1,843,113
Micrel, Inc.	9,700	136,479
Microchip Technology, Inc.	34,875	1,572,863
Micron Technology, Inc. *	199,707	5,844,425
Microsemi Corp. *	28,952	806,603
MKS Instruments, Inc.	7,900	276,579
Monolithic Power Systems, Inc.	6,500	308,685
MoSys, Inc. *(c)	6,400	12,864
Nanometrics, Inc. *	5,300	82,362
NVIDIA Corp.	97,000	1,862,885
OmniVision Technologies, Inc. *	13,900	375,856
ON Semiconductor Corp. *	75,165	752,402
PDF Solutions, Inc. *	9,699	161,197
Pericom Semiconductor Corp. *	6,600	96,426
Photronics, Inc. *	18,000	151,200
PMC-Sierra, Inc. *	27,300	241,332
Power Integrations, Inc.	4,200	216,636
Qorvo, Inc. *	30,074	2,221,566
QuickLogic Corp. *(c)	27,600	78,660
Rambus, Inc. *	19,600	220,500
Rudolph Technologies, Inc. *	16,418	164,673
Semtech Corp. *	21,700	552,482
Silicon Image, Inc. *	19,500	141,570
Silicon Laboratories, Inc. *	5,000	218,800
Skyworks Solutions, Inc.	35,789	2,972,276
Spansion, Inc., Class A *	8,600	304,956
SunEdison, Inc. *	45,700	855,961
SunPower Corp. *(c)	6,800	164,016
Synaptics, Inc. *	5,250	403,253
Teradyne, Inc.	34,959	632,758
Tessera Technologies, Inc.	11,100	411,588
Texas Instruments, Inc.	205,597	10,989,160
Ultratech, Inc. *	4,800	76,512
Veeco Instruments, Inc. *	8,800	256,696
Xcerra Corp. *	19,192	147,395
Xilinx, Inc.	47,500	1,832,312

		101,968,121

Software & Services 9.9%
Accenture plc, Class A	119,697	10,058,139
ACI Worldwide, Inc. *	23,100	426,657
Activision Blizzard, Inc.	98,232	2,052,558
Actua Corp. *	8,050	129,605
Acxiom Corp. *	13,300	242,060
Adobe Systems, Inc. *	87,410	6,130,063
Advent Software, Inc.	7,900	330,615
Akamai Technologies, Inc. *	32,038	1,863,170
Alliance Data Systems Corp. *	11,844	3,420,903
Amdocs Ltd.	26,600	1,281,588
Angie’s List, Inc. *	22,248	102,118
ANSYS, Inc. *	15,286	1,233,122
AOL, Inc. *	12,922	558,876
Aspen Technology, Inc. *	15,400	544,313
Autodesk, Inc. *	44,300	2,392,421
Automatic Data Processing, Inc.	89,762	7,408,058
Bankrate, Inc. *	14,600	182,208
Bazaarvoice, Inc. *	15,200	126,312
Blackbaud, Inc.	13,400	585,714
Blackhawk Network Holdings, Inc., Class B *	6,703	221,936
Blucora, Inc. *	11,572	156,453
Booz Allen Hamilton Holding Corp.	12,300	358,053
Bottomline Technologies de, Inc. *	8,800	217,976
Broadridge Financial Solutions, Inc.	19,725	946,603
BroadSoft, Inc. *	6,500	174,785
CA, Inc.	69,408	2,103,062
CACI International, Inc., Class A *	4,100	346,819
Cadence Design Systems, Inc. *	47,500	854,525
Callidus Software, Inc. *	16,546	247,363
Cardtronics, Inc. *	8,800	295,768
CDK Global, Inc.	27,820	1,256,351
Ciber, Inc. *	24,900	80,427
Citrix Systems, Inc. *	30,800	1,825,208
Cognizant Technology Solutions Corp., Class A *	117,100	6,338,623
CommVault Systems, Inc. *	6,900	300,702
Computer Sciences Corp.	27,638	1,677,074
comScore, Inc. *	7,500	311,700
Comverse, Inc. *	6,250	107,687
Constant Contact, Inc. *	7,000	264,740
Convergys Corp.	16,000	306,560
CoreLogic, Inc. *	23,100	766,920
Cornerstone OnDemand, Inc. *	7,100	233,945
CoStar Group, Inc. *	5,500	1,014,805
Covisint Corp. *	4,460	9,901
CSG Systems International, Inc.	8,900	218,228
Dealertrack Technologies, Inc. *	6,100	245,220
Demand Media, Inc. *	5,920	23,976
Demandware, Inc. *	6,800	364,208
Digimarc Corp.	3,542	95,705
Digital River, Inc. *	16,910	431,712
DST Systems, Inc.	5,900	570,530
EarthLink Holdings Corp.	17,050	71,951
eBay, Inc. *	210,844	11,174,732
Ebix, Inc. (c)	17,503	399,944
Edgewater Technology, Inc. *	767	5,407
Electronic Arts, Inc. *	62,500	3,428,750
Ellie Mae, Inc. *	11,293	499,602
EnerNOC, Inc. *	9,754	167,964
Envestnet, Inc. *	7,300	375,731
EPAM Systems, Inc. *	7,800	381,654
Epiq Systems, Inc.	8,525	148,761

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Equinix, Inc.	10,686	2,317,366
Euronet Worldwide, Inc. *	8,800	399,432
EVERTEC, Inc.	14,000	280,840
ExlService Holdings, Inc. *	7,200	211,536
Facebook, Inc., Class A *	394,007	29,909,071
FactSet Research Systems, Inc.	6,650	954,873
Fair Isaac Corp.	4,744	338,484
FalconStor Software, Inc. *	1,200	1,656
Fidelity National Information Services, Inc.	51,091	3,189,611
FireEye, Inc. *	9,700	327,957
Fiserv, Inc. *	42,600	3,089,778
FleetCor Technologies, Inc. *	14,800	2,079,400
Forrester Research, Inc.	6,800	256,632
Fortinet, Inc. *	26,700	798,196
Gartner, Inc. *	18,100	1,524,382
Genpact Ltd. *	28,274	567,459
Global Cash Access Holdings, Inc. *	28,300	187,063
Global Payments, Inc.	11,440	998,826
Glu Mobile, Inc. *(c)	38,900	136,539
Google, Inc., Class A *	53,776	28,907,289
Google, Inc., Class C *	53,676	28,690,896
GSE Systems, Inc. *	2,424	4,024
Guidewire Software, Inc. *	10,800	541,080
Heartland Payment Systems, Inc.	7,700	383,229
Higher One Holdings, Inc. *	19,400	64,214
HomeAway, Inc. *	15,400	392,546
IAC/InterActiveCorp	12,672	772,358
iGATE Corp. *	8,800	311,520
Imperva, Inc. *	11,562	482,829
Infoblox, Inc. *	8,600	160,562
Informatica Corp. *	18,000	750,330
Information Services Group, Inc.	7,500	30,150
Interactive Intelligence Group, Inc. *	2,900	117,624
Internap Corp. *	13,200	111,144
International Business Machines Corp.	172,651	26,469,125
Intralinks Holdings, Inc. *	12,200	130,052
Intuit, Inc.	54,530	4,734,295
j2 Global, Inc.	9,000	516,960
Jack Henry & Associates, Inc.	13,800	846,906
Jive Software, Inc. *	27,994	161,245
Leidos Holdings, Inc.	11,000	455,400
LinkedIn Corp., Class A *	19,400	4,359,956
Lionbridge Technologies, Inc. *	19,500	97,110
Liquidity Services, Inc. *	15,481	119,823
LivePerson, Inc. *	19,700	210,790
LogMeIn, Inc. *	7,600	361,380
Looksmart Ltd. *	160	120
Manhattan Associates, Inc. *	11,600	517,824
ManTech International Corp., Class A	8,600	279,758
Marketo, Inc. *	6,684	230,130
MasterCard, Inc., Class A	186,256	15,278,580
Mattersight Corp. *	190	1,055
MAXIMUS, Inc.	11,300	629,636
Mentor Graphics Corp.	13,800	317,538
Microsoft Corp.	1,546,518	62,479,327
MicroStrategy, Inc., Class A *	2,256	364,570
Millennial Media, Inc. *(c)	21,300	28,755
ModusLink Global Solutions, Inc. *	10,450	37,725
MoneyGram International, Inc. *	9,037	76,995
Monotype Imaging Holdings, Inc.	6,500	190,710
Monster Worldwide, Inc. *	35,800	147,854
NetScout Systems, Inc. *	7,300	262,070
NetSuite, Inc. *	7,900	777,597
NeuStar, Inc., Class A *(c)	9,300	244,497
NIC, Inc.	8,000	131,360
Nuance Communications, Inc. *	42,274	581,056
Oracle Corp.	609,113	25,515,744
Pandora Media, Inc. *	38,400	637,440
Paychex, Inc.	61,864	2,799,965
Pegasystems, Inc.	12,800	250,496
Perficient, Inc. *	7,800	140,400
PRGX Global, Inc. *	11,000	57,090
Progress Software Corp. *	9,300	232,965
Proofpoint, Inc. *	9,000	450,000
PROS Holdings, Inc. *	7,826	190,094
PTC, Inc. *	19,780	660,850
Qlik Technologies, Inc. *	14,100	400,440
Rackspace Hosting, Inc. *	23,700	1,065,552
RealNetworks, Inc. *	12,725	89,457
RealPage, Inc. *	10,500	189,105
Red Hat, Inc. *	36,600	2,334,714
Reis, Inc.	1,400	31,500
Rightside Group Ltd. *	5,920	46,768
Rovi Corp. *	15,412	356,171
salesforce.com, Inc. *	108,622	6,131,712
Sapient Corp. *	24,000	596,640
Science Applications International Corp.	6,285	306,582
Seachange International, Inc. *	9,250	65,305
ServiceNow, Inc. *	27,100	1,975,590
ServiceSource International, Inc. *	14,400	48,240
Shutterstock, Inc. *	4,000	225,160
SolarWinds, Inc. *	12,000	577,800
Solera Holdings, Inc.	11,400	588,240
Splunk, Inc. *	20,800	1,074,320
SS&C Technologies Holdings, Inc.	11,700	647,361
Stamps.com, Inc. *	5,827	265,536
StarTek, Inc. *	3,900	36,777
support.com, Inc. *	18,400	36,064
Sykes Enterprises, Inc. *	11,026	248,306
Symantec Corp.	121,873	3,018,794
Synchronoss Technologies, Inc. *	8,100	344,007
Synopsys, Inc. *	28,084	1,207,331
Syntel, Inc. *	8,600	371,950
Tableau Software, Inc., Class A *	8,442	681,776
Take-Two Interactive Software, Inc. *	12,900	383,388
Tangoe, Inc. *	8,200	93,726
TeleCommunication Systems, Inc., Class A *	10,800	30,564
TeleTech Holdings, Inc. *	9,100	200,746
Teradata Corp. *	27,000	1,203,120
Textura, Corp. *(c)	6,941	173,109
The Hackett Group, Inc.	7,200	54,576
The Ultimate Software Group, Inc. *	4,600	680,846
The Western Union Co.	90,332	1,535,644
TiVo, Inc. *	17,800	186,188
Total System Services, Inc.	27,404	969,279

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Trulia, Inc. *	5,400	230,472
Twitter, Inc. *	94,200	3,535,326
Tyler Technologies, Inc. *	6,800	721,344
Unisys Corp. *	6,200	135,966
United Online, Inc. *	2,478	32,710
Unwired Planet, Inc. *	7,771	7,670
Vantiv, Inc., Class A *	24,900	856,311
VeriFone Systems, Inc. *	18,000	565,020
Verint Systems, Inc. *	9,510	507,644
VeriSign, Inc. *	22,275	1,213,542
VirnetX Holding Corp. *(c)	10,600	57,664
Virtusa Corp. *	4,700	176,062
Visa, Inc., Class A	91,901	23,426,484
VMware, Inc., Class A *	17,100	1,318,410
Web.com Group, Inc. *	8,923	134,827
WebMD Health Corp. *	7,074	274,117
WEX, Inc. *	6,400	589,120
Workday, Inc., Class A *	16,500	1,311,090
Xerox Corp.	214,156	2,820,435
Yahoo! Inc. *	164,044	7,216,296
Yelp, Inc. *	14,300	750,321
Zillow, Inc., Class A *	4,500	436,140
Zynga, Inc., Class A *	127,000	325,120

		414,469,175

Technology Hardware & Equipment 6.3%
3D Systems Corp. *(c)	18,800	546,704
ADTRAN, Inc.	9,100	201,201
Agilysys, Inc. *	8,460	87,815
Amphenol Corp., Class A	60,800	3,265,568
Anixter International, Inc. *	4,000	301,440
Apple, Inc.	1,100,162	128,894,980
ARRIS Group, Inc. *	24,075	631,246
Arrow Electronics, Inc. *	18,532	1,020,001
Aruba Networks, Inc. *	15,700	260,306
Aviat Networks, Inc. *	18,877	24,163
Avnet, Inc.	22,588	940,113
AVX Corp.	14,000	181,020
Badger Meter, Inc.	4,000	239,440
Belden, Inc.	6,900	572,286
Benchmark Electronics, Inc. *	7,830	189,721
Black Box Corp.	4,100	86,141
Brocade Communications Systems, Inc.	73,835	821,045
CalAmp Corp. *	4,000	71,640
CDW Corp.	24,400	835,944
Checkpoint Systems, Inc. *	7,100	92,016
Ciena Corp. *	17,970	332,804
Cisco Systems, Inc.	961,540	25,351,002
Cognex Corp. *	14,800	543,900
Coherent, Inc. *	4,100	253,708
CommScope Holding Co., Inc. *	20,082	564,405
Comtech Telecommunications Corp.	4,175	137,942
Corning, Inc.	239,007	5,681,196
Cray, Inc. *	7,600	246,924
CTS Corp.	8,800	140,800
Daktronics, Inc.	8,700	107,706
Diebold, Inc.	12,900	402,480
Digi International, Inc. *	9,100	86,905
Dolby Laboratories, Inc., Class A	8,800	341,440
DTS, Inc. *	4,300	119,196
Echelon Corp. *	7,200	10,080
EchoStar Corp., Class A *	6,740	351,626
Electro Rent Corp.	7,100	91,519
Electro Scientific Industries, Inc.	9,900	62,073
Electronics for Imaging, Inc. *	15,500	599,075
EMC Corp.	379,099	9,830,037
Emulex Corp. *	14,100	88,266
Extreme Networks, Inc. *	27,500	80,850
F5 Networks, Inc. *	13,100	1,462,222
Fabrinet *	11,108	181,394
FARO Technologies, Inc. *	3,000	166,050
FEI Co.	10,000	822,200
Finisar Corp. *	15,800	286,612
FLIR Systems, Inc.	26,100	788,220
Frequency Electronics, Inc. *	500	5,703
Harmonic, Inc. *	20,042	153,321
Harris Corp.	19,178	1,287,419
Hewlett-Packard Co.	346,836	12,531,185
Hutchinson Technology, Inc. *	6,000	20,940
I.D. Systems, Inc. *	5,500	36,245
Identiv, Inc. *	120	1,513
II-VI, Inc. *	13,000	223,470
Imation Corp. *	5,500	20,680
Immersion Corp. *	4,300	40,463
Infinera Corp. *	27,300	440,076
Ingram Micro, Inc., Class A *	25,500	642,090
Insight Enterprises, Inc. *	8,950	211,846
Intellicheck Mobilisa, Inc. *	62	91
InterDigital, Inc.	6,700	334,866
InvenSense, Inc. *(c)	8,900	131,453
IPG Photonics Corp. *	5,700	425,448
Itron, Inc. *	5,700	212,097
Ixia *	14,900	151,086
Jabil Circuit, Inc.	35,300	727,533
JDS Uniphase Corp. *	44,553	541,319
Juniper Networks, Inc.	84,165	1,913,070
Keysight Technologies, Inc. *	31,458	1,050,383
Kimball Electronics, Inc. *	6,825	69,478
Knowles Corp. *	13,900	294,819
Lexmark International, Inc., Class A	10,900	435,019
LightPath Technologies, Inc., Class A *	75	89
Littelfuse, Inc.	3,700	365,338
Maxwell Technologies, Inc. *	7,700	61,292
Mercury Systems, Inc. *	7,800	123,084
Methode Electronics, Inc.	9,500	343,615
MOCON, Inc.	600	10,410
Motorola Solutions, Inc.	39,833	2,485,978
MTS Systems Corp.	3,781	273,291
Multi-Fineline Electronix, Inc. *	5,700	74,157
National Instruments Corp.	16,112	484,649
NCR Corp. *	35,100	891,540
NetApp, Inc.	55,900	2,113,020
NETGEAR, Inc. *	6,000	202,620
Newport Corp. *	8,500	157,420
OSI Systems, Inc. *	3,700	258,926
Palo Alto Networks, Inc. *	12,900	1,630,431
Park Electrochemical Corp.	3,600	78,156
PC Connection, Inc.	7,000	166,250
PC-Tel, Inc.	8,900	74,671

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Plantronics, Inc.	6,000	274,980
Plexus Corp. *	6,500	246,285
Polycom, Inc. *	22,400	297,920
QLogic Corp. *	17,044	227,708
QUALCOMM, Inc.	315,539	19,708,566
Quantum Corp. *	125,000	197,500
Radisys Corp. *	7,200	16,704
Research Frontiers, Inc. *	2,800	14,084
Richardson Electronics Ltd.	7,300	68,401
Riverbed Technology, Inc. *	26,700	549,486
Rofin-Sinar Technologies, Inc. *	3,800	102,296
Rogers Corp. *	4,200	310,212
SanDisk Corp.	41,700	3,165,447
Sanmina Corp. *	20,900	442,662
ScanSource, Inc. *	6,300	217,224
Seagate Technology plc	61,966	3,497,361
Sonus Networks, Inc. *	15,860	302,609
Super Micro Computer, Inc. *	8,200	299,874
SYNNEX Corp.	8,400	623,196
TE Connectivity Ltd.	76,700	5,092,113
Tech Data Corp. *	5,300	302,630
Tessco Technologies, Inc.	4,025	91,166
TransAct Technologies, Inc.	1,500	8,925
Trimble Navigation Ltd. *	46,484	1,108,179
TTM Technologies, Inc. *	11,000	76,450
Ubiquiti Networks, Inc. (c)	3,200	84,144
Universal Display Corp. *(c)	5,800	184,788
ViaSat, Inc. *	10,700	601,554
Vishay Intertechnology, Inc.	18,588	253,169
Vishay Precision Group, Inc. *	5,620	93,517
Western Digital Corp.	41,745	4,058,866
Xybernaut Corp. *(b)(g)	1,400	—
Zebra Technologies Corp., Class A *	9,575	799,129

		263,407,117

Telecommunication Services 2.0%
Alaska Communications Systems Group, Inc. *	5,000	8,900
Alteva *	1,100	8,030
AT&T, Inc.	973,055	32,032,971
Atlantic Tele-Network, Inc.	3,250	215,898
CenturyLink, Inc.	106,178	3,946,636
Cincinnati Bell, Inc. *	61,468	180,101
Cogent Communications Holdings, Inc.	9,900	366,894
Consolidated Communications Holdings, Inc.	16,757	390,103
Frontier Communications Corp.	196,768	1,321,297
General Communication, Inc., Class A *	10,500	154,140
Globalstar, Inc. *(c)	42,400	102,608
inContact, Inc. *	20,172	172,874
Iridium Communications, Inc. *	11,800	100,418
Level 3 Communications, Inc. *	53,725	2,672,281
Lumos Networks Corp.	1,500	24,045
NTELOS Holdings Corp.	4,500	18,450
Premiere Global Services, Inc. *	11,400	100,776
SBA Communications Corp., Class A *	23,400	2,730,780
Shenandoah Telecommunications Co.	7,100	210,941
Spok Holdings, Inc.	5,500	94,160
Sprint Corp. *	142,805	614,061
T-Mobile US, Inc. *	57,450	1,733,841
Telephone & Data Systems, Inc.	14,222	330,662
United States Cellular Corp. *	5,400	187,866
Verizon Communications, Inc.	779,769	35,643,241
Vonage Holdings Corp. *	36,400	152,880
Windstream Holdings, Inc.	109,269	868,689

		84,383,543

Transportation 2.4%
Alaska Air Group, Inc.	25,000	1,696,750
Allegiant Travel Co.	2,000	362,540
AMERCO *	1,000	286,110
American Airlines Group, Inc.	133,297	6,542,217
ArcBest Corp.	4,800	178,848
Atlas Air Worldwide Holdings, Inc. *	6,500	293,800
Avis Budget Group, Inc. *	20,600	1,180,586
C.H. Robinson Worldwide, Inc.	26,000	1,851,720
Celadon Group, Inc.	8,890	211,849
Con-way, Inc.	11,200	458,864
Covenant Transport Group, Inc., Class A *	3,000	84,900
CSX Corp.	185,700	6,183,810
Delta Air Lines, Inc.	156,411	7,399,804
Expeditors International of Washington, Inc.	33,700	1,472,016
FedEx Corp.	49,763	8,415,421
Forward Air Corp.	4,600	206,540
Genesee & Wyoming, Inc., Class A *	9,000	742,050
Hawaiian Holdings, Inc. *	10,700	208,008
Heartland Express, Inc.	16,241	417,231
Hertz Global Holdings, Inc. *	87,300	1,791,396
Hub Group, Inc., Class A *	7,100	237,140
J.B. Hunt Transport Services, Inc.	15,600	1,241,916
JetBlue Airways Corp. *	45,262	759,949
Kansas City Southern	19,555	2,152,810
Kirby Corp. *	11,100	804,639
Knight Transportation, Inc.	14,650	417,378
Landstar System, Inc.	6,600	422,928
Marten Transport Ltd.	9,476	193,784
Matson, Inc.	10,500	364,875
Norfolk Southern Corp.	60,500	6,169,185
Old Dominion Freight Line, Inc. *	12,412	870,329
Park-Ohio Holdings Corp.	3,600	192,348
Republic Airways Holdings, Inc. *	12,500	172,000
Roadrunner Transportation Systems, Inc. *	4,900	99,568
Ryder System, Inc.	9,500	786,505
Saia, Inc. *	4,450	187,390
SkyWest, Inc.	7,000	87,850
Southwest Airlines Co.	129,015	5,828,898
Spirit Airlines, Inc. *	14,000	1,037,960
Swift Transportation Co. *	19,000	467,020
Union Pacific Corp.	166,970	19,570,554
United Continental Holdings, Inc. *	69,400	4,814,278

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Parcel Service, Inc., Class B	130,685	12,916,905
Universal Truckload Services, Inc.	3,300	77,748
UTI Worldwide, Inc. *	14,600	173,302
Werner Enterprises, Inc.	10,032	286,213
Wesco Aircraft Holdings, Inc. *	13,500	176,040
XPO Logistics, Inc. *	11,710	430,811
YRC Worldwide, Inc. *	8,600	136,396

		101,061,179

Utilities 3.4%
AES Corp.	118,796	1,451,687
AGL Resources, Inc.	21,529	1,213,805
ALLETE, Inc.	5,233	296,449
Alliant Energy Corp.	26,300	1,804,443
Ameren Corp.	43,176	1,955,009
American DG Energy, Inc. *(c)	11,400	6,612
American Electric Power Co., Inc.	92,320	5,798,619
American States Water Co.	9,600	380,544
American Water Works Co., Inc.	32,200	1,807,708
Aqua America, Inc.	29,167	788,967
Artesian Resources Corp., Class A	4,000	88,600
Atmos Energy Corp.	17,400	990,234
Avista Corp.	7,800	289,614
Black Hills Corp.	7,700	386,232
Cadiz, Inc. *(c)	6,356	61,399
California Water Service Group	11,300	277,302
Calpine Corp. *	65,100	1,359,288
CenterPoint Energy, Inc.	77,000	1,777,930
Chesapeake Utilities Corp.	2,770	135,065
Cleco Corp.	11,700	636,012
CMS Energy Corp.	56,959	2,149,063
Connecticut Water Service, Inc.	5,100	183,396
Consolidated Edison, Inc.	55,510	3,845,733
Delta Natural Gas Co., Inc.	1,291	27,408
Dominion Resources, Inc.	108,765	8,362,941
DTE Energy Co.	30,948	2,774,798
Duke Energy Corp.	131,350	11,445,839
Dynegy, Inc. *	17,000	464,440
Edison International	59,310	4,041,977
El Paso Electric Co.	5,300	212,318
Entergy Corp.	34,293	3,000,980
Exelon Corp.	156,369	5,635,539
FirstEnergy Corp.	82,056	3,309,319
Genie Energy Ltd., Class B *	12,800	80,256
Great Plains Energy, Inc.	41,341	1,222,453
Hawaiian Electric Industries, Inc.	19,300	661,990
IDACORP, Inc.	9,800	665,518
Integrys Energy Group, Inc.	15,140	1,227,854
ITC Holdings Corp.	33,000	1,403,820
MDU Resources Group, Inc.	34,325	776,088
MGE Energy, Inc.	4,950	227,205
Middlesex Water Co.	9,400	205,578
National Fuel Gas Co.	20,700	1,313,001
New Jersey Resources Corp.	6,225	397,653
NextEra Energy, Inc.	81,072	8,856,305
NiSource, Inc.	55,764	2,412,351
Northeast Utilities	55,336	3,075,575
Northwest Natural Gas Co.	6,300	314,433
NorthWestern Corp.	7,100	410,096
NRG Energy, Inc.	63,356	1,562,359
NRG Yield, Inc., Class A	8,300	438,904
OGE Energy Corp.	41,200	1,449,416
ONE Gas, Inc.	8,525	376,720
Ormat Technologies, Inc.	8,600	230,050
Otter Tail Corp.	7,800	241,176
Pattern Energy Group, Inc.	6,400	187,008
Pepco Holdings, Inc.	48,400	1,328,580
PG&E Corp.	90,000	5,292,900
Piedmont Natural Gas Co., Inc.	24,400	973,316
Pinnacle West Capital Corp.	18,200	1,277,276
PNM Resources, Inc.	11,200	341,600
Portland General Electric Co.	10,900	432,730
PPL Corp.	125,700	4,462,350
Public Service Enterprise Group, Inc.	92,400	3,943,632
Pure Cycle Corp. *	8,000	33,440
Questar Corp.	28,900	749,955
SCANA Corp.	27,305	1,741,240
Sempra Energy	44,396	4,968,800
SJW Corp.	4,470	150,952
South Jersey Industries, Inc.	4,200	244,650
Southwest Gas Corp.	6,500	399,490
TECO Energy, Inc.	41,000	874,530
TerraForm Power, Inc., Class A	9,400	305,876
The Empire District Electric Co.	11,200	341,264
The Laclede Group, Inc.	5,800	311,808
The Southern Co.	168,021	8,522,025
The York Water Co.	6,100	144,387
UGI Corp.	27,900	1,032,021
UIL Holdings Corp.	11,166	513,636
Unitil Corp.	7,200	268,992
Vectren Corp.	15,266	731,547
Westar Energy, Inc.	21,000	897,120
WGL Holdings, Inc.	7,300	412,450
Wisconsin Energy Corp.	44,200	2,465,034
Xcel Energy, Inc.	103,108	3,869,643

		141,726,323

Total Common Stock
(Cost $2,611,882,456)		4,131,215,373

Rights 0.0% of net assets

Health Care Equipment & Services 0.0%
Providence Service Corp. CVR *(b)(g)	198	—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR *(b)(g)	8,700	—

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(g)	8,900	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(g)	13,000	32,760

Total Rights
(Cost $32,982)		32,760

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(b)(g)	2,293	—

Total Warrants
(Cost $—)		—

Other Investment Company 0.6% of net assets

Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	25,391,152	25,391,152

Total Other Investment Company
(Cost $25,391,152)		25,391,152

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.3% of net assets

Time Deposits 1.2%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	41,634,282	41,634,282
Wells Fargo
0.03%, 02/02/15	6,439,391	6,439,391

		48,073,673

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 03/19/15 (d)(e)	750,000	749,998
0.01%, 03/19/15 (d)(e)	350,000	349,998
0.02%, 03/19/15 (d)(e)	4,360,000	4,359,993
0.03%, 03/19/15 (d)(e)	170,000	169,994

		5,629,983

Total Short-Term Investments
(Cost $53,703,538)		53,703,656

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $2,710,881,430 and the unrealized appreciation and depreciation were $1,602,345,916 and ($102,884,405), respectively, with a net unrealized appreciation of $1,499,461,511.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $24,432,989.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.
(g)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/20/15	70	8,128,400	(82,523)
S&P 500 Index, e-mini, Long, expires 03/20/15	460	45,733,200	(662,054)

Net Unrealized Depreciation			(744,577)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$4,131,215,373	$—	$—	$4,131,215,373
Rights[1]	—	—	32,760	32,760
Warrants[1]	—	—	—	—
Other Investment Company[1]	25,391,152	—	—	25,391,152
Short-Term Investments[1]	—	53,703,656	—	53,703,656

Total	$4,156,606,525	$53,703,656	$32,760	$4,210,342,941

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($744,577)	$—	$—	($744,577)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$32,760	$—	$—	$—	$—	$—	$—	$32,760

Total	$32,760	$—	$—	$—	$—	$—	$—	$32,760

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46819JAN15

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.4%	Common Stock	1,880,780,902	2,324,536,762
0.6%	Preferred Stock	11,070,712	14,791,022
0.0%	Rights	469,032	419,231
0.6%	Other Investment Company	14,839,022	14,839,022
3.8%	Short-Term Investments	92,061,089	92,061,202

100.4%	Total Investments	1,999,220,757	2,446,647,239
(0.4%)	Other Assets and Liabilities, Net		(9,303,222)

100.0%	Net Assets		2,437,344,017

	Number	Value
Security	of Shares	($)

Common Stock 95.4% of net assets

Australia 7.0%

Banks 2.6%
Australia & New Zealand Banking Group Ltd.	516,709	13,190,268
Bank of Queensland Ltd.	74,259	719,334
Bendigo & Adelaide Bank Ltd.	82,972	859,261
Commonwealth Bank of Australia	304,326	21,042,631
National Australia Bank Ltd.	443,509	12,231,279
Westpac Banking Corp.	582,962	15,580,267

		63,623,040

Capital Goods 0.0%
Leighton Holdings Ltd.	18,875	300,367

Commercial & Professional Supplies 0.1%
ALS Ltd.	76,848	290,171
Brambles Ltd.	288,619	2,364,535
Seek Ltd.	62,241	856,591

		3,511,297

Consumer Services 0.1%
Crown Resorts Ltd.	71,852	754,965
Flight Centre Travel Group Ltd.	11,202	327,000
Tabcorp Holdings Ltd.	145,924	515,775
Tatts Group Ltd.	267,734	801,250

		2,398,990

Diversified Financials 0.2%
ASX Ltd.	31,347	926,482
Macquarie Group Ltd.	55,853	2,677,124

		3,603,606

Energy 0.3%
Caltex Australia Ltd.	27,417	709,559
Origin Energy Ltd.	204,154	1,684,642
Santos Ltd.	191,705	1,167,104
Woodside Petroleum Ltd.	138,134	3,668,698
WorleyParsons Ltd.	40,513	301,418

		7,531,421

Food & Staples Retailing 0.5%
Metcash Ltd.	194,976	220,105
Wesfarmers Ltd.	209,802	7,086,661
Woolworths Ltd.	235,329	5,791,148

		13,097,914

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	108,128	811,593
Treasury Wine Estates Ltd.	125,835	478,403

		1,289,996

Health Care Equipment & Services 0.1%
Cochlear Ltd.	11,235	722,112
Healthscope Ltd. *	208,555	436,226
Ramsay Health Care Ltd.	24,885	1,145,177
Sonic Healthcare Ltd.	76,797	1,121,169

		3,424,684

Insurance 0.4%
AMP Ltd.	573,835	2,559,083
Insurance Australia Group Ltd.	430,428	2,132,228
Medibank Pvt Ltd. *	541,000	1,002,381
QBE Insurance Group Ltd.	249,635	2,046,476
Suncorp Group Ltd.	237,484	2,705,841

		10,446,009

Materials 1.1%
Alumina Ltd. *	439,158	657,337
Amcor Ltd.	224,158	2,215,403
BHP Billiton Ltd.	603,006	13,908,171
Boral Ltd.	145,846	631,241
Fortescue Metals Group Ltd.	275,479	499,524
Iluka Resources Ltd.	66,811	362,827
Incitec Pivot Ltd.	300,119	837,069
James Hardie Industries plc CDI	83,247	834,701
Newcrest Mining Ltd. *	143,352	1,547,837
Orica Ltd.	67,982	954,251
Rio Tinto Ltd.	81,782	3,646,830

		26,095,191

Media 0.0%
REA Group Ltd.	11,698	447,472

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	88,859	6,047,167

Real Estate 0.6%
Dexus Property Group	163,886	978,739
Federation Centres	259,121	607,765
Goodman Group	321,475	1,523,997
Lend Lease Group	99,829	1,286,759
Mirvac Group	670,994	1,003,623
Novion Property Group	430,225	771,991

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Scentre Group *	993,989	2,920,615
Stockland	429,513	1,456,732
The GPT Group	307,214	1,077,154
Westfield Corp.	386,557	2,948,719

		14,576,094

Retailing 0.0%
Harvey Norman Holdings Ltd.	91,526	279,546

Software & Services 0.0%
Computershare Ltd.	84,395	758,287

Telecommunication Services 0.2%
Telstra Corp., Ltd.	817,167	4,121,777
TPG Telecom Ltd.	51,641	267,091

		4,388,868

Transportation 0.3%
Asciano Ltd.	194,653	906,254
Aurizon Holdings Ltd.	419,843	1,605,444
Qantas Airways Ltd. *	104,502	210,579
Sydney Airport	222,267	858,888
Toll Holdings Ltd.	126,753	606,135
Transurban Group	333,506	2,385,101

		6,572,401

Utilities 0.1%
AGL Energy Ltd.	122,902	1,358,644
APA Group	203,035	1,279,884
AusNet Services	290,894	315,749

		2,954,277

		171,346,627

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	50,895	1,101,835
Raiffeisen Bank International AG (a)	22,302	260,601

		1,362,436

Capital Goods 0.1%
ANDRITZ AG	13,972	756,324

Energy 0.0%
OMV AG	29,082	723,003

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,791	288,230

Materials 0.0%
Voestalpine AG	21,074	750,498

Real Estate 0.0%
IMMOFINANZ AG *	186,618	426,442

		4,306,933

Belgium 1.3%

Banks 0.1%
KBC Groep N.V. *	47,594	2,559,844

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	16,230	1,345,515

Food & Staples Retailing 0.1%
Colruyt S.A.	14,318	660,392
Delhaize Group S.A.	18,569	1,544,688

		2,205,080

Food, Beverage & Tobacco 0.7%
Anheuser-Busch InBev N.V.	150,851	18,398,704

Insurance 0.1%
Ageas	40,471	1,385,882

Materials 0.1%
Solvay S.A.	11,674	1,596,029
Umicore S.A.	22,068	924,230

		2,520,259

Media 0.0%
Telenet Group Holding N.V. *	9,203	511,802

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	23,280	1,809,758

Telecommunication Services 0.0%
Belgacom S.A.	27,369	1,019,337

		31,756,181

Denmark 1.5%

Banks 0.1%
Danske Bank A/S	118,351	3,063,204

Capital Goods 0.1%
Vestas Wind Systems A/S *	41,191	1,600,419

Commercial & Professional Supplies 0.0%
ISS A/S *	17,127	506,023

Consumer Durables & Apparel 0.1%
Pandora A/S	21,186	1,514,536

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	21,031	1,544,317

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	21,352	1,683,083
William Demant Holding A/S *	4,937	374,801

		2,057,884

Insurance 0.0%
Tryg A/S	4,412	516,619

Materials 0.1%
Novozymes A/S, B Shares	43,860	2,000,212

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Novo Nordisk A/S, Class B	375,428	16,733,078

Telecommunication Services 0.0%
TDC A/S	156,148	1,155,619

Transportation 0.2%
AP Moeller - Maersk A/S, Series A	705	1,379,605
AP Moeller - Maersk A/S, Series B	1,318	2,663,348
DSV A/S	34,593	1,089,600

		5,132,553

		35,824,464

Finland 0.9%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	21,428	528,095

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.2%
Kone Oyj, Class B	58,054	2,618,362
Metso Oyj	20,675	629,042
Wartsila Oyj Abp	27,276	1,264,448

		4,511,852

Energy 0.0%
Neste Oil Oyj	25,176	700,105

Insurance 0.2%
Sampo Oyj, A Shares	83,257	4,032,293

Materials 0.1%
Stora Enso Oyj, R Shares	112,954	1,095,928
UPM-Kymmene Oyj	98,774	1,736,187

		2,832,115

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	18,887	622,698

Technology Hardware & Equipment 0.2%
Nokia Oyj	700,385	5,386,340

Telecommunication Services 0.1%
Elisa Oyj	27,044	719,367

Utilities 0.1%
Fortum Oyj	87,203	1,860,105

		21,192,970

France 9.4%

Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	34,472	3,356,951
Peugeot S.A. *	78,957	1,138,119
Renault S.A.	37,412	2,859,263
Valeo S.A.	14,879	2,097,963

		9,452,296

Banks 0.8%
BNP Paribas S.A.	197,914	10,391,545
Credit Agricole S.A.	191,146	2,266,927
Natixis S.A.	168,760	1,073,310
Societe Generale S.A.	135,063	5,423,632

		19,155,414

Capital Goods 1.4%
Airbus Group N.V.	109,975	5,859,478
Alstom S.A. *	39,174	1,276,432
Bouygues S.A.	32,031	1,141,426
Compagnie de Saint-Gobain	84,332	3,592,600
Legrand S.A.	50,989	2,733,274
Rexel S.A.	55,601	1,038,833
Safran S.A.	51,433	3,425,429
Schneider Electric SE	97,849	7,355,481
Thales S.A.	18,499	974,197
Vallourec S.A.	22,551	489,289
Vinci S.A.	91,465	4,805,038
Zodiac Aerospace	33,526	1,111,899

		33,803,376

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	44,689	946,326
Edenred	36,825	1,058,374
Societe BIC S.A.	5,949	845,857

		2,850,557

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	10,744	1,847,851
Hermes International	5,169	1,754,201
Kering	14,006	2,825,896
LVMH Moet Hennessy Louis Vuitton S.A.	52,185	8,392,617

		14,820,565

Consumer Services 0.1%
Accor S.A.	34,239	1,702,260
Sodexo S.A.	16,001	1,587,530

		3,289,790

Diversified Financials 0.1%
Eurazeo S.A.	6,764	474,088
Wendel S.A.	5,860	656,725

		1,130,813

Energy 0.9%
Technip S.A.	19,505	1,139,028
Total S.A.	401,091	20,588,226

		21,727,254

Food & Staples Retailing 0.2%
Carrefour S.A.	115,166	3,608,823
Casino Guichard Perrachon S.A.	11,366	1,031,150

		4,639,973

Food, Beverage & Tobacco 0.5%
Danone S.A.	107,484	7,213,336
Pernod-Ricard S.A.	39,227	4,703,625
Remy Cointreau S.A.	5,148	381,020

		12,297,981

Health Care Equipment & Services 0.2%
Essilor International S.A.	37,913	4,222,424

Household & Personal Products 0.3%
L’Oreal S.A.	46,899	8,385,742

Insurance 0.4%
AXA S.A.	338,645	7,921,564
CNP Assurances	33,282	584,281
SCOR SE	29,475	917,555

		9,423,400

Materials 0.6%
Air Liquide S.A.	64,128	8,084,515
ArcelorMittal	186,084	1,777,789
Arkema S.A.	12,808	913,653
Imerys S.A.	6,455	466,084
Lafarge S.A.	36,056	2,470,401

		13,712,442

Media 0.3%
Eutelsat Communications S.A.	26,936	925,345
JC Decaux S.A.	12,016	432,343
Lagardere S.C.A.	22,380	612,116
Numericable-SFR *	19,600	1,023,237
Publicis Groupe S.A.	36,299	2,712,165
SES S.A. FDR	55,576	2,024,538

		7,729,744

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	222,961	20,543,598

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.4%
Fonciere Des Regions	5,116	524,063
Gecina S.A.	5,754	753,963
ICADE	7,471	652,097
Klepierre	33,889	1,594,744
Unibail-Rodamco SE	18,254	5,141,400

		8,666,267

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	115,407	958,266

Software & Services 0.2%
AtoS	14,664	1,078,240
Cap Gemini S.A.	26,234	1,904,066
Dassault Systemes S.A.	25,211	1,557,922

		4,540,228

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	521,493	1,804,942

Telecommunication Services 0.5%
Iliad S.A.	4,980	1,158,400
Orange S.A.	346,512	6,096,211
Vivendi S.A. *	225,550	5,333,669

		12,588,280

Transportation 0.1%
Aeroports de Paris	5,551	666,037
Bollore S.A.	101,000	434,692
Groupe Eurotunnel SE - Reg’d	79,195	1,063,327

		2,164,056

Utilities 0.4%
Electricite de France S.A.	48,272	1,308,603
GDF Suez	269,851	5,984,857
Suez Environnement Co.	58,460	1,074,632
Veolia Environnement S.A.	84,256	1,543,496

		9,911,588

		227,818,996

Germany 8.3%

Automobiles & Components 1.2%
Bayerische Motoren Werke AG	61,937	7,202,690
Continental AG	20,542	4,635,236
Daimler AG - Reg’d	180,559	16,352,287
Volkswagen AG	6,123	1,359,465

		29,549,678

Banks 0.1%
Commerzbank AG *	179,766	2,155,268

Capital Goods 0.8%
Brenntag AG	28,373	1,544,489
GEA Group AG	33,283	1,504,403
MAN SE	7,010	747,364
OSRAM Licht AG *	16,507	758,797
Siemens AG - Reg’d (a)	148,660	15,703,975

		20,259,028

Consumer Durables & Apparel 0.2%
adidas AG	39,055	2,687,267
Hugo Boss AG	8,069	1,041,788

		3,729,055

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	257,865	7,485,212
Deutsche Boerse AG	37,343	2,863,493

		10,348,705

Food & Staples Retailing 0.0%
METRO AG *	29,413	905,081

Health Care Equipment & Services 0.3%
Celesio AG	9,063	268,476
Fresenius Medical Care AG & Co. KGaA	40,194	2,978,908
Fresenius SE & Co. KGaA	70,384	4,028,549

		7,275,933

Household & Personal Products 0.2%
Beiersdorf AG	19,933	1,749,542
Henkel AG & Co. KGaA	21,300	2,179,462

		3,929,004

Insurance 0.9%
Allianz SE - Reg’d	85,643	14,121,787
Hannover Rueck SE	12,443	1,115,233
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	32,238	6,463,126

		21,700,146

Materials 1.2%
BASF SE	172,188	15,400,087
HeidelbergCement AG	25,825	1,899,148
K&S AG - Reg’d	32,461	1,024,898
LANXESS AG	17,844	855,318
Linde AG	34,761	6,659,176
Symrise AG	23,346	1,528,063
ThyssenKrupp AG *	87,785	2,280,537

		29,647,227

Media 0.1%
Axel Springer SE	6,956	427,728
Kabel Deutschland Holding AG *	4,715	640,497
ProSiebenSat.1 Media AG - Reg’d	40,369	1,787,043
RTL Group S.A. *	7,403	700,735

		3,556,003

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Bayer AG - Reg’d	155,019	22,327,587
Merck KGaA	23,936	2,391,601
QIAGEN N.V. *	44,554	1,019,358

		25,738,546

Real Estate 0.1%
Deutsche Annington Immobilien SE	47,604	1,653,365
Deutsche Wohnen AG	51,327	1,333,289

		2,986,654

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	208,444	2,335,998

Software & Services 0.5%
SAP SE	172,445	11,255,098
United Internet AG - Reg’d	22,228	962,921

		12,218,019

Telecommunication Services 0.5%
Deutsche Telekom AG - Reg’d	594,770	10,252,697

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telefonica Deutschland Holding AG *	115,703	641,895

		10,894,592

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	43,042	728,010
Deutsche Post AG - Reg’d	179,650	5,814,027
Fraport AG Frankfurt Airport Services Worldwide	7,032	429,674

		6,971,711

Utilities 0.3%
E.ON SE	373,895	5,787,870
RWE AG	90,842	2,519,903

		8,307,773

		202,508,421

Hong Kong 3.1%

Banks 0.2%
Bank of East Asia Ltd.	262,000	1,088,640
BOC Hong Kong (Holdings) Ltd.	686,000	2,404,559
Hang Seng Bank Ltd.	139,336	2,438,612

		5,931,811

Capital Goods 0.2%
Hutchison Whampoa Ltd.	397,370	5,274,483
NWS Holdings Ltd.	321,000	595,755

		5,870,238

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,064,000	1,055,449
Techtronic Industries Co., Ltd.	257,500	840,935
Yue Yuen Industrial Holdings Ltd.	128,500	478,210

		2,374,594

Consumer Services 0.3%
Galaxy Entertainment Group Ltd.	435,000	2,272,083
MGM China Holdings Ltd.	183,200	443,755
Sands China Ltd.	451,200	2,196,598
Shangri-La Asia Ltd.	162,000	210,296
SJM Holdings Ltd.	398,000	584,321
Wynn Macau Ltd.	276,000	764,284

		6,471,337

Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	502,648
Hong Kong Exchanges & Clearing Ltd.	207,118	4,766,851

		5,269,499

Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	701,000	396,060

Insurance 0.5%
AIA Group Ltd.	2,256,400	13,098,262

Real Estate 1.0%
Cheung Kong (Holdings) Ltd.	259,656	4,954,957
Hang Lung Properties Ltd.	407,000	1,196,709
Henderson Land Development Co., Ltd.	200,490	1,429,256
Hysan Development Co., Ltd.	125,000	604,147
Kerry Properties Ltd.	121,000	427,562
New World Development Co., Ltd.	932,666	1,111,969
Sino Land Co., Ltd.	616,000	1,030,137
Sun Hung Kai Properties Ltd.	306,604	4,989,154
Swire Pacific Ltd., Class A	122,590	1,641,673
Swire Properties Ltd.	223,800	718,495
The Link REIT	430,500	2,912,201
The Wharf Holdings Ltd.	282,100	2,285,356
Wheelock & Co., Ltd.	185,000	1,046,692

		24,348,308

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	43,300	391,434

Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	536,000	702,470
PCCW Ltd.	759,000	503,494

		1,205,964

Transportation 0.1%
Cathay Pacific Airways Ltd.	201,000	468,957
MTR Corp., Ltd.	280,500	1,242,624

		1,711,581

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	117,000	960,250
CLP Holdings Ltd.	349,580	3,120,900
Hong Kong & China Gas Co., Ltd.	1,163,197	2,663,677
Power Assets Holdings Ltd.	256,000	2,677,555

		9,422,382

		76,491,470

Ireland 0.3%

Banks 0.1%
Bank of Ireland *	5,085,321	1,530,522

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	29,326	2,125,380

Materials 0.1%
CRH plc	137,989	3,329,076

Transportation 0.0%
Ryanair Holdings plc *	35,363	410,890

		7,395,868

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	202,922	901,390
Bank Leumi Le-Israel B.M. *	233,584	778,746
Mizrahi Tefahot Bank Ltd. *	30,973	337,998

		2,018,134

Energy 0.0%
Delek Group Ltd.	790	193,237

Materials 0.0%
Israel Chemicals Ltd.	85,438	613,944
The Israel Corp., Ltd.	609	197,621

		811,565

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	160,391	9,109,162

Software & Services 0.0%
NICE-Systems Ltd.	11,048	539,697

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	332,881	530,876

		13,202,671

Italy 2.1%

Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	164,709	2,172,306
Pirelli & C. S.p.A	45,863	650,285

		2,822,591

Banks 0.5%
Banca Monte dei Paschi di Siena S.p.A. *	889,313	402,058
Banco Popolare SC *	67,100	846,789
Intesa Sanpaolo S.p.A.	2,175,428	6,361,516
UniCredit S.p.A.	819,048	4,828,498
Unione di Banche Italiane S.C.p.A.	153,691	1,057,133

		13,495,994

Capital Goods 0.1%
CNH Industrial N.V.	185,680	1,413,539
Finmeccanica S.p.A. *	82,641	902,569
Prysmian S.p.A.	39,039	722,165

		3,038,273

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	31,204	1,855,453

Diversified Financials 0.1%
EXOR S.p.A.	18,404	751,299
Mediobanca S.p.A.	105,889	917,233

		1,668,532

Energy 0.4%
Eni S.p.A.	474,343	7,982,518
Saipem S.p.A. *	50,388	453,323
Tenaris S.A.	86,247	1,217,063

		9,652,904

Insurance 0.2%
Assicurazioni Generali S.p.A.	215,576	4,549,855
UnipolSai S.p.A.	172,787	478,964

		5,028,819

Telecommunication Services 0.1%
Telecom Italia S.p.A. *	1,850,355	2,150,050
Telecom Italia S.p.A. - RSP	1,063,477	1,004,312

		3,154,362

Transportation 0.1%
Atlantia S.p.A.	80,885	2,081,867

Utilities 0.4%
Enel Green Power S.p.A.	316,990	626,624
Enel S.p.A.	1,226,623	5,542,322
Snam S.p.A.	399,473	1,954,561
Terna - Rete Elettrica Nationale S.p.A.	300,867	1,319,100

		9,442,607

		52,241,402

Japan 20.6%

Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	34,900	1,219,253
Bridgestone Corp.	121,157	4,842,321
Daihatsu Motor Co., Ltd.	39,700	553,596
Denso Corp.	90,600	4,007,990
Fuji Heavy Industries Ltd.	109,600	3,952,975
Honda Motor Co., Ltd.	305,239	9,210,511
Isuzu Motors Ltd.	108,000	1,437,751
Koito Manufacturing Co., Ltd.	18,000	585,277
Mazda Motor Corp.	100,100	2,056,099
Mitsubishi Motors Corp.	115,200	973,924
NGK Spark Plug Co., Ltd.	34,900	1,034,607
NHK Spring Co., Ltd.	37,000	333,733
Nissan Motor Co., Ltd.	462,696	3,945,509
NOK Corp.	16,600	477,505
Stanley Electric Co., Ltd.	27,000	600,940
Sumitomo Electric Industries Ltd.	144,000	1,855,538
Sumitomo Rubber Industries Ltd.	32,400	503,836
Suzuki Motor Corp.	67,400	2,131,199
The Yokohama Rubber Co., Ltd.	36,000	338,687
Toyoda Gosei Co., Ltd.	11,300	248,933
Toyota Industries Corp.	31,300	1,684,693
Toyota Motor Corp.	513,003	33,073,777
Yamaha Motor Co., Ltd.	51,400	1,127,326

		76,195,980

Banks 1.8%
Aozora Bank Ltd.	217,000	789,702
Fukuoka Financial Group, Inc.	147,000	733,643
Hokuhoku Financial Group, Inc.	223,000	459,527
Mitsubishi UFJ Financial Group, Inc.	2,389,209	12,696,890
Mizuho Financial Group, Inc.	4,316,134	7,057,388
Resona Holdings, Inc.	430,300	2,134,808
Seven Bank Ltd.	116,700	522,322
Shinsei Bank Ltd.	346,000	627,133
Sumitomo Mitsui Financial Group, Inc.	238,146	7,991,425
Sumitomo Mitsui Trust Holdings, Inc.	613,000	2,155,630
Suruga Bank Ltd.	34,000	638,377
The Bank of Kyoto Ltd.	63,000	528,172
The Bank of Yokohama Ltd.	224,000	1,208,673
The Chiba Bank Ltd.	141,000	950,223
The Chugoku Bank Ltd.	32,500	462,305
The Gunma Bank Ltd.	72,000	473,402
The Hachijuni Bank Ltd.	77,000	507,428
The Hiroshima Bank Ltd.	92,000	457,625
The Iyo Bank Ltd.	46,000	530,800
The Joyo Bank Ltd.	125,000	628,276
The Shizuoka Bank Ltd.	102,000	932,047

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamaguchi Financial Group, Inc.	38,000	395,351

		42,881,147

Capital Goods 2.8%
Amada Co., Ltd.	71,000	647,096
Asahi Glass Co., Ltd.	178,000	946,957
Chiyoda Corp.	29,000	223,355
Daikin Industries Ltd.	43,600	3,033,948
FANUC Corp.	35,800	6,012,228
Fuji Electric Co., Ltd.	104,000	444,725
Hino Motors Ltd.	50,000	707,922
Hitachi Construction Machinery Co., Ltd.	23,300	430,760
IHI Corp.	268,000	1,396,299
ITOCHU Corp.	279,500	2,830,064
JGC Corp.	41,000	833,853
JTEKT Corp.	36,200	597,016
Kajima Corp.	170,000	672,609
Kawasaki Heavy Industries Ltd.	259,000	1,240,901
Keihan Electric Railway Co., Ltd.	92,000	558,545
Komatsu Ltd.	173,509	3,402,413
Kubota Corp.	210,000	3,117,531
Kurita Water Industries Ltd.	18,200	387,723
LIXIL Group Corp.	52,400	1,020,964
Mabuchi Motor Co., Ltd.	8,800	361,810
Makita Corp.	23,300	1,033,507
Marubeni Corp.	298,300	1,646,537
Minebea Co., Ltd.	61,000	941,118
Mitsubishi Corp.	257,200	4,486,905
Mitsubishi Electric Corp.	360,000	4,163,663
Mitsubishi Heavy Industries Ltd.	564,000	3,113,050
Mitsui & Co., Ltd.	318,000	4,046,470
Nabtesco Corp.	22,100	570,545
NGK Insulators Ltd.	50,000	1,007,562
Nidec Corp.	40,300	2,742,332
NSK Ltd.	84,000	984,361
Obayashi Corp.	121,000	765,958
Seibu Holdings, Inc.	22,400	531,293
Shimizu Corp.	106,000	731,362
SMC Corp.	10,200	2,735,303
Sumitomo Corp.	209,200	2,064,459
Sumitomo Heavy Industries Ltd.	103,000	557,375
Taisei Corp.	188,000	1,090,495
THK Co., Ltd.	20,700	502,710
Toshiba Corp.	743,178	2,971,659
TOTO Ltd.	53,000	585,084
Toyota Tsusho Corp.	41,300	978,089

		67,116,556

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	97,000	872,360
Park24 Co., Ltd.	18,000	307,990
Recruit Holdings Co., Ltd. *	28,900	841,615
Secom Co., Ltd.	40,300	2,339,258
Toppan Printing Co., Ltd.	112,000	748,167

		5,109,390

Consumer Durables & Apparel 0.8%
Asics Corp.	31,200	765,628
Bandai Namco Holdings, Inc.	36,000	728,899
Casio Computer Co., Ltd. (a)	41,300	646,544
Iida Group Holdings Co., Ltd.	30,100	374,372
Nikon Corp.	61,500	780,331
Panasonic Corp.	412,112	4,681,541
Rinnai Corp.	6,700	448,474
Sankyo Co., Ltd.	7,400	265,957
Sega Sammy Holdings, Inc.	33,800	440,150
Sekisui Chemical Co., Ltd.	75,000	820,256
Sekisui House Ltd.	107,300	1,387,552
Sharp Corp. *(a)	310,785	608,366
Shimano, Inc.	15,200	2,009,340
Sony Corp.	196,400	4,619,540
Yamaha Corp.	27,400	399,023

		18,975,973

Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	424,632
McDonald’s Holdings Co., Ltd. (a)	15,000	329,012
Oriental Land Co., Ltd.	9,200	2,229,075

		2,982,719

Diversified Financials 0.5%
Acom Co., Ltd. *	88,800	241,574
AEON Financial Service Co., Ltd.	19,000	341,435
Credit Saison Co., Ltd.	27,800	468,330
Daiwa Securities Group, Inc.	308,000	2,237,855
Japan Exchange Group, Inc.	50,000	1,163,522
Mitsubishi UFJ Lease & Finance Co., Ltd.	97,400	421,375
Nomura Holdings, Inc.	675,900	3,593,523
ORIX Corp.	246,900	2,837,081
SBI Holdings, Inc.	38,090	407,014

		11,711,709

Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	335,507
Inpex Corp.	170,600	1,887,920
JX Holdings, Inc.	411,900	1,520,006
Showa Shell Sekiyu K.K.	33,500	326,945
TonenGeneral Sekiyu K.K.	47,000	415,514

		4,485,892

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	129,500	1,367,796
FamilyMart Co., Ltd.	11,200	485,114
Lawson, Inc.	12,300	804,191
Seven & i Holdings Co., Ltd.	140,303	5,134,260

		7,791,361

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	104,000	2,143,179
Asahi Group Holdings Ltd.	71,500	2,345,686
Calbee, Inc.	13,500	527,174
Japan Tobacco, Inc.	205,800	5,605,303
Kikkoman Corp.	30,000	884,853
Kirin Holdings Co., Ltd.	157,300	2,117,920
MEIJI Holdings Co., Ltd.	11,200	1,230,618
NH Foods Ltd.	33,000	815,830
Nisshin Seifun Group, Inc.	40,400	496,869
Nissin Foods Holdings Co., Ltd.	11,900	642,239
Suntory Beverage & Food Ltd.	26,500	929,315

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toyo Suisan Kaisha Ltd.	15,100	531,233
Yakult Honsha Co., Ltd.	16,800	1,017,507
Yamazaki Baking Co., Ltd.	26,000	382,799

		19,670,525

Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	32,800	388,871
M3, Inc.	36,000	724,166
Medipal Holdings Corp.	26,100	304,516
Miraca Holdings, Inc.	11,800	528,484
Olympus Corp. *	44,300	1,532,073
Suzuken Co., Ltd.	14,500	408,501
Sysmex Corp.	27,700	1,237,835
Terumo Corp.	55,500	1,376,341

		6,500,787

Household & Personal Products 0.3%
Kao Corp.	96,219	4,219,014
Shiseido Co., Ltd.	71,400	1,145,165
Unicharm Corp.	68,900	1,898,449

		7,262,628

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	93,362	2,270,022
Sompo Japan Nipponkoa Holdings, Inc.	60,600	1,681,468
Sony Financial Holdings, Inc.	33,000	458,634
T&D Holdings, Inc.	104,600	1,177,962
The Dai-ichi Life Insurance Co., Ltd.	200,000	2,679,522
Tokio Marine Holdings, Inc.	128,999	4,503,638

		12,771,246

Materials 1.3%
Air Water, Inc.	26,000	447,363
Asahi Kasei Corp.	232,000	2,291,246
Daicel Corp.	51,000	634,090
Hitachi Chemical Co., Ltd.	22,600	454,670
Hitachi Metals Ltd.	38,000	619,220
JFE Holdings, Inc.	91,700	2,019,909
JSR Corp.	32,600	574,601
Kaneka Corp.	58,000	354,008
Kansai Paint Co., Ltd.	47,000	821,480
Kobe Steel Ltd.	614,000	1,076,838
Kuraray Co., Ltd.	66,700	837,544
Maruichi Steel Tube Ltd.	8,800	208,091
Mitsubishi Chemical Holdings Corp.	254,700	1,320,067
Mitsubishi Gas Chemical Co., Inc.	85,000	384,315
Mitsubishi Materials Corp.	194,000	611,752
Mitsui Chemicals, Inc. *	138,000	403,784
Nippon Paint Holdings Co., Ltd.	27,000	845,781
Nippon Steel & Sumitomo Metal Corp.	1,422,410	3,324,589
Nitto Denko Corp.	30,600	1,826,772
Oji Holdings Corp.	173,000	652,117
Shin-Etsu Chemical Co., Ltd.	76,460	5,062,736
Sumitomo Chemical Co., Ltd.	269,000	1,058,327
Sumitomo Metal Mining Co., Ltd.	97,000	1,386,331
Taiheiyo Cement Corp.	238,000	698,377
Taiyo Nippon Sanso Corp. (a)	29,000	347,445
Teijin Ltd.	162,000	482,573
Toray Industries, Inc.	272,000	2,316,918
Toyo Seikan Group Holdings Ltd.	33,400	428,526
Yamato Kogyo Co., Ltd.	7,700	198,166

		31,687,636

Media 0.1%
Dentsu, Inc.	41,400	1,700,318
Hakuhodo DY Holdings, Inc.	41,300	410,502
Toho Co., Ltd.	18,500	418,601

		2,529,421

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Astellas Pharma, Inc.	401,050	6,194,360
Chugai Pharmaceutical Co., Ltd.	40,300	1,204,804
Daiichi Sankyo Co., Ltd.	116,900	1,695,910
Eisai Co., Ltd.	46,800	2,333,369
Hisamitsu Pharmaceutical Co., Inc.	10,700	364,063
Kyowa Hakko Kirin Co., Ltd.	43,000	489,663
Mitsubishi Tanabe Pharma Corp.	43,100	681,370
Ono Pharmaceutical Co., Ltd.	16,000	1,683,905
Otsuka Holdings Co., Ltd.	72,700	2,249,270
Santen Pharmaceutical Co., Ltd.	14,200	886,145
Shionogi & Co., Ltd.	57,200	1,716,415
Sumitomo Dainippon Pharma Co., Ltd.	28,500	299,596
Taisho Pharmaceutical Holdings Co., Ltd.	6,500	412,420
Takeda Pharmaceutical Co., Ltd.	147,100	7,349,020

		27,560,310

Real Estate 0.9%
Aeon Mall Co., Ltd.	20,200	334,867
Daito Trust Construction Co., Ltd.	13,200	1,469,355
Daiwa House Industry Co., Ltd.	115,800	2,132,523
Hulic Co., Ltd.	45,700	415,116
Japan Prime Realty Investment Corp.	149	520,461
Japan Real Estate Investment Corp.	240	1,166,015
Japan Retail Fund Investment Corp.	488	1,057,055
Mitsubishi Estate Co., Ltd.	234,502	4,718,357
Mitsui Fudosan Co., Ltd.	175,777	4,443,923
Nippon Building Fund, Inc.	261	1,284,250
Nippon Prologis REIT, Inc.	266	626,284
Nomura Real Estate Holdings, Inc.	24,300	408,891
NTT Urban Development Corp.	22,700	217,788
Sumitomo Realty & Development Co., Ltd.	69,000	2,200,901
Tokyo Tatemono Co., Ltd.	79,000	533,343
Tokyu Fudosan Holdings Corp.	91,200	565,264
United Urban Investment Corp.	476	761,964

		22,856,357

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.5%
ABC-Mart, Inc.	5,980	298,300
Don Quijote Holdings Co., Ltd.	10,600	771,760
Fast Retailing Co., Ltd.	9,900	3,672,660
Hikari Tsushin, Inc.	3,100	178,131
Isetan Mitsukoshi Holdings Ltd.	60,300	855,011
J. Front Retailing Co., Ltd.	41,500	528,844
Marui Group Co., Ltd.	41,300	429,297
Nitori Holdings Co., Ltd.	12,200	689,782
Rakuten, Inc.	148,320	2,053,382
Sanrio Co., Ltd. (a)	10,800	267,607
Shimamura Co., Ltd.	4,200	373,594
Takashimaya Co., Ltd.	46,000	403,470
USS Co., Ltd.	41,200	646,368
Yamada Denki Co., Ltd.	174,000	646,433

		11,814,639

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	30,800	390,759
Rohm Co., Ltd.	18,900	1,215,116
Tokyo Electron Ltd.	33,000	2,309,777

		3,915,652

Software & Services 0.4%
COLOPL, Inc. (a)	9,400	214,826
Fujitsu Ltd.	340,000	1,796,723
GungHo Online Entertainment, Inc. (a)	80,100	274,943
Itochu Techno-Solutions Corp.	4,506	160,806
Kakaku.com, Inc.	23,000	325,363
Konami Corp.	19,400	361,975
Mixi, Inc. (a)	7,300	257,547
Nexon Co., Ltd.	28,900	284,476
Nintendo Co., Ltd.	19,639	1,894,369
Nomura Research Institute Ltd.	23,500	797,916
NTT Data Corp.	25,800	981,376
Oracle Corp., Japan	6,600	274,395
Otsuka Corp.	10,700	369,448
Trend Micro, Inc.	20,500	578,943
Yahoo Japan Corp.	284,500	956,806

		9,529,912

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	45,300	775,799
Canon, Inc.	211,795	6,700,226
Citizen Holdings Co., Ltd.	49,100	391,922
FUJIFILM Holdings Corp.	86,211	2,913,733
Hamamatsu Photonics K.K.	13,500	636,071
Hirose Electric Co., Ltd.	5,700	682,966
Hitachi High-Technologies Corp.	10,900	338,607
Hitachi Ltd.	902,079	6,812,582
Hoya Corp.	78,707	3,050,099
Ibiden Co., Ltd.	22,300	335,244
Japan Display, Inc. *	67,000	234,795
Keyence Corp.	8,500	3,973,212
Konica Minolta, Inc.	82,200	904,563
Kyocera Corp.	62,000	2,728,909
Murata Manufacturing Co., Ltd.	37,874	4,088,660
NEC Corp.	514,000	1,451,872
Nippon Electric Glass Co., Ltd.	88,000	454,171
Omron Corp.	39,600	1,583,154
Ricoh Co., Ltd.	127,200	1,240,883
Seiko Epson Corp.	25,600	1,039,691
Shimadzu Corp.	42,000	436,373
TDK Corp.	23,700	1,477,022
Yaskawa Electric Corp.	43,000	549,712
Yokogawa Electric Corp.	39,200	410,410

		43,210,676

Telecommunication Services 1.1%
KDDI Corp.	109,000	7,694,191
Nippon Telegraph & Telephone Corp.	70,178	4,153,607
NTT DOCOMO, Inc.	285,400	4,817,924
SoftBank Corp.	180,000	10,593,300

		27,259,022

Transportation 1.0%
ANA Holdings, Inc.	199,000	549,579
Central Japan Railway Co.	26,900	4,612,910
East Japan Railway Co.	62,460	4,824,292
Hankyu Hanshin Holdings, Inc.	230,000	1,278,440
Japan Airlines Co., Ltd.	23,000	778,679
Kamigumi Co., Ltd.	51,000	509,645
Keikyu Corp.	78,000	608,361
Keio Corp.	108,000	879,440
Keisei Electric Railway Co., Ltd.	51,000	656,983
Kintetsu Corp.	310,000	1,092,873
Mitsubishi Logistics Corp.	25,000	371,803
Mitsui O.S.K. Lines Ltd.	192,000	648,184
Nagoya Railroad Co., Ltd.	157,000	616,776
Nippon Express Co., Ltd.	158,000	921,741
Nippon Yusen K.K.	287,000	853,282
Odakyu Electric Railway Co., Ltd.	109,000	1,060,378
Tobu Railway Co., Ltd.	191,000	918,532
Tokyu Corp.	207,000	1,369,988
West Japan Railway Co.	29,700	1,527,580
Yamato Holdings Co., Ltd.	70,500	1,594,458

		25,673,924

Utilities 0.5%
Chubu Electric Power Co., Inc. *	118,100	1,559,391
Electric Power Development Co., Ltd.	22,200	808,727
Hokuriku Electric Power Co.	30,600	432,443
Kyushu Electric Power Co., Inc. *	76,300	736,307
Osaka Gas Co., Ltd.	332,000	1,308,623
Shikoku Electric Power Co., Inc. *	33,700	423,778
The Chugoku Electric Power Co., Inc.	55,200	763,166
The Kansai Electric Power Co., Inc. *	134,800	1,303,366
Toho Gas Co., Ltd.	89,000	483,607
Tohoku Electric Power Co., Inc.	86,600	1,090,868
Tokyo Electric Power Co., Inc. *	285,890	1,213,209
Tokyo Gas Co., Ltd.	424,201	2,530,408

		12,653,893

		502,147,355

 9

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Netherlands 2.6%

Banks 0.4%
ING Groep N.V. CVA *	721,909	8,975,062

Capital Goods 0.3%
Koninklijke Boskalis Westminster N.V.	15,680	693,190
Koninklijke Philips N.V.	178,260	4,915,495
OCI N.V. *	16,510	581,297

		6,189,982

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	22,863	1,201,770

Energy 0.0%
Koninklijke Vopak N.V.	13,531	754,589

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	172,498	3,113,327

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	18,130	1,186,470
Heineken N.V.	42,923	3,203,268
Unilever N.V. CVA	305,413	13,244,121

		17,633,859

Insurance 0.2%
Aegon N.V.	338,169	2,410,084
Delta Lloyd N.V.	36,600	691,509
NN Group N.V. *	23,084	626,545

		3,728,138

Materials 0.2%
Akzo Nobel N.V.	45,044	3,245,024
Koninklijke DSM N.V.	33,937	1,800,045

		5,045,069

Media 0.3%
Altice S.A. *	17,158	1,436,690
Reed Elsevier N.V.	131,592	3,217,233
Wolters Kluwer N.V.	53,344	1,593,536

		6,247,459

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	66,926	6,980,934

Software & Services 0.0%
Gemalto N.V. (a)	14,586	1,056,133

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	593,532	1,831,866

Transportation 0.0%
TNT Express N.V.	91,819	600,526

		63,358,714

New Zealand 0.2%

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	72,734	435,399

Materials 0.0%
Fletcher Building Ltd.	121,064	735,436

Telecommunication Services 0.1%
Spark New Zealand Ltd.	356,009	853,068

Transportation 0.0%
Auckland International Airport Ltd.	164,563	532,240

Utilities 0.1%
Contact Energy Ltd.	75,447	387,208
Meridian Energy Ltd.	230,276	320,834
Mighty River Power Ltd.	127,463	311,177

		1,019,219

		3,575,362

Norway 0.6%

Banks 0.1%
DNB A.S.A.	180,300	2,612,295

Energy 0.2%
Seadrill Ltd.	78,629	840,307
Statoil A.S.A.	206,790	3,462,963
Subsea 7 S.A.	51,484	437,950

		4,741,220

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	163,112	1,202,109

Insurance 0.0%
Gjensidige Forsikring A.S.A.	42,041	708,746

Materials 0.1%
Norsk Hydro A.S.A.	245,070	1,440,213
Yara International A.S.A.	33,174	1,727,116

		3,167,329

Telecommunication Services 0.1%
Telenor A.S.A.	143,970	3,092,874

		15,524,573

Portugal 0.1%

Banks 0.0%
Banco Comercial Portugues S.A., Class R *	7,149,000	503,476
Banco Espirito Santo S.A. - Reg’d *(b)(c)	470,491	—

		503,476

Energy 0.0%
Galp Energia, SGPS, S.A.	78,082	824,889

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	49,264	529,901

Utilities 0.1%
EDP - Energias de Portugal S.A.	411,297	1,564,545

		3,422,811

Singapore 1.5%

Banks 0.5%
DBS Group Holdings Ltd.	320,246	4,669,064
Oversea-Chinese Banking Corp., Ltd.	537,371	4,121,722
United Overseas Bank Ltd.	239,233	4,091,068

		12,881,854

Capital Goods 0.2%
Keppel Corp., Ltd.	265,800	1,707,116
Noble Group Ltd.	858,000	671,166
Sembcorp Industries Ltd.	200,000	635,988

10

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sembcorp Marine Ltd. (a)	152,000	336,361
Singapore Technologies Engineering Ltd.	316,000	783,841
Yangzijiang Shipbuilding Holdings Ltd.	431,000	394,011

		4,528,483

Consumer Services 0.0%
Genting Singapore plc	1,103,000	879,438

Diversified Financials 0.1%
Singapore Exchange Ltd.	163,000	935,117

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,189,000	368,832
Wilmar International Ltd.	390,000	925,544

		1,294,376

Media 0.0%
Singapore Press Holdings Ltd.	302,000	920,982

Real Estate 0.3%
Ascendas Real Estate Investment Trust	383,000	696,466
CapitaCommercial Trust	349,000	456,631
CapitaLand Ltd.	463,000	1,188,323
CapitaMall Trust	450,000	695,225
City Developments Ltd.	74,000	548,486
Global Logistic Properties Ltd.	634,000	1,182,910
Keppel Land Ltd.	129,000	432,596
Suntec Real Estate Investment Trust	459,000	636,784
UOL Group Ltd.	95,000	505,577

		6,342,998

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	22,000	686,667

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,483,237	4,466,728
StarHub Ltd.	89,000	274,694

		4,741,422

Transportation 0.1%
ComfortDelGro Corp., Ltd.	408,000	865,166
Hutchison Port Holdings Trust, Class U	1,036,000	738,728
Singapore Airlines Ltd.	96,000	896,690

		2,500,584

		35,711,921

Spain 3.2%

Banks 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,116,933	9,541,235
Banco de Sabadell S.A.	617,592	1,560,708
Banco Popular Espanol S.A.	348,362	1,472,510
Banco Santander S.A.	2,588,021	17,407,208
Bankia S.A. *	916,941	1,199,248
Bankinter S.A.	130,065	903,636
CaixaBank S.A.	445,806	1,941,816

		34,026,361

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	33,226	1,155,591
Ferrovial S.A.	72,618	1,440,659
Zardoya Otis S.A.	32,048	364,979

		2,961,229

Energy 0.1%
Repsol S.A.	192,266	3,405,946

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	115,381	746,991

Insurance 0.0%
Mapfre S.A.	173,768	584,965

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	28,491	1,195,177

Retailing 0.3%
Inditex S.A.	203,114	5,986,488

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	78,589	3,151,752

Telecommunication Services 0.5%
Telefonica S.A.	785,062	11,772,322

Transportation 0.1%
Abertis Infraestructuras S.A.	80,164	1,569,811
International Consolidated Airlines Group S.A. *	194,400	1,586,157

		3,155,968

Utilities 0.5%
Enagas S.A.	38,663	1,224,362
Gas Natural SDG S.A.	69,417	1,629,479
Iberdrola S.A.	952,039	6,571,376
Red Electrica Corp. S.A.	21,225	1,808,330

		11,233,547

		78,220,746

Sweden 3.0%

Banks 0.8%
Nordea Bank AB	567,791	7,208,540
Skandinaviska Enskilda Banken AB, A Shares	281,989	3,395,597
Svenska Handelsbanken AB, A Shares	92,796	4,394,257
Swedbank AB, A Shares	168,373	4,073,085

		19,071,479

Capital Goods 0.8%
Alfa Laval AB	63,558	1,180,602
Assa Abloy AB, B Shares	61,888	3,379,947
Atlas Copco AB, A Shares	130,211	3,855,369
Atlas Copco AB, B Shares	77,192	2,111,291
Sandvik AB	203,229	2,133,211
Skanska AB, B Shares	68,484	1,517,894
SKF AB, B Shares	72,253	1,703,139
Volvo AB, B Shares	284,743	3,333,554

		19,215,007

 11

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	64,419	785,197

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	46,562	1,433,108
Husqvarna AB, B Shares	76,291	529,854

		1,962,962

Diversified Financials 0.2%
Industrivarden AB, C Shares	32,236	574,138
Investment AB Kinnevik, B Shares	46,592	1,392,336
Investor AB, B Shares	84,107	3,060,542

		5,027,016

Energy 0.0%
Lundin Petroleum AB *	39,983	518,702

Food & Staples Retailing 0.0%
ICA Gruppen AB	14,951	574,439

Food, Beverage & Tobacco 0.1%
Swedish Match AB	35,758	1,164,170

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	69,010	740,626
Getinge AB, B Shares	36,511	899,904

		1,640,530

Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	108,244	2,609,126

Materials 0.0%
Boliden AB	52,419	818,875

Retailing 0.3%
Hennes & Mauritz AB, B Shares	177,980	7,321,516

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	47,156	1,493,101
Telefonaktiebolaget LM Ericsson, B Shares	569,497	6,904,727

		8,397,828

Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	13,121	836,733
Tele2 AB, B Shares	59,298	670,824
TeliaSonera AB	460,521	2,837,620

		4,345,177

		73,452,024

Switzerland 9.0%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	411,539	7,912,335
Geberit AG - Reg’d	7,115	2,430,799
Schindler Holding AG	8,232	1,219,213
Schindler Holding AG - Reg’d	3,737	544,166
Sulzer AG - Reg’d	4,467	472,967

		12,579,480

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	31,137	2,326,043
SGS S.A. - Reg’d	1,009	1,913,966

		4,240,009

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A. - Reg’d	97,774	8,122,877
The Swatch Group AG - Bearer Shares	6,152	2,446,737
The Swatch Group AG - Reg’d	8,274	608,240

		11,177,854

Diversified Financials 0.8%
Credit Suisse Group AG - Reg’d *	286,364	6,029,635
Julius Baer Group Ltd. *	41,446	1,686,194
Pargesa Holding S.A.	5,743	414,951
Partners Group Holding AG	3,301	883,414
UBS Group AG *	684,496	11,472,875

		20,487,069

Energy 0.0%
Transocean Ltd. (a)	65,782	1,050,006

Food, Beverage & Tobacco 2.1%
Aryzta AG *	17,040	1,277,478
Barry Callebaut AG - Reg’d *	419	417,789
Chocoladefabriken Lindt & Sprungli AG	184	957,725
Chocoladefabriken Lindt & Sprungli AG - Reg’d	19	1,196,905
Nestle S.A. - Reg’d	605,601	46,250,330

		50,100,227

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d	9,786	1,285,652

Insurance 0.7%
Baloise Holding AG - Reg’d	8,295	1,079,737
Swiss Life Holding AG - Reg’d *	5,862	1,308,126
Swiss Re AG *	65,919	5,946,381
Zurich Insurance Group AG *	28,030	9,294,136

		17,628,380

Materials 0.6%
EMS-Chemie Holding AG - Reg’d	1,753	677,191
Givaudan S.A. - Reg’d *	1,713	3,122,499
Holcim Ltd. - Reg’d *	42,623	2,979,897
Sika AG	391	1,342,889
Syngenta AG - Reg’d	17,395	5,666,138

		13,788,614

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Actelion Ltd. - Reg’d *	19,007	2,099,523
Lonza Group AG - Reg’d *	10,029	1,187,797
Novartis AG - Reg’d	431,873	42,087,198
Roche Holding AG	131,839	35,532,902

		80,907,420

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	9,797	849,827

Telecommunication Services 0.1%
Swisscom AG - Reg’d	4,345	2,547,553

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	10,111	1,391,822

		218,033,913

12

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 20.0%

Automobiles & Components 0.1%
GKN plc	298,901	1,650,780

Banks 2.6%
Barclays plc	3,077,141	10,807,002
HSBC Holdings plc	3,593,280	32,875,658
Lloyds Banking Group plc *	10,701,114	11,854,842
Royal Bank of Scotland Group plc *	502,724	2,729,652
Standard Chartered plc	462,704	6,170,106

		64,437,260

Capital Goods 0.9%
Wolseley plc	50,787	2,943,872
Ashtead Group plc	97,086	1,579,833
BAE Systems plc	580,646	4,420,234
Bunzl plc	60,548	1,724,826
Cobham plc	209,066	1,024,817
IMI plc	52,003	995,814
Meggitt plc	147,030	1,188,574
Melrose Industries plc	201,774	803,204
Rolls-Royce Holdings plc *	352,788	4,713,256
Smiths Group plc	74,856	1,266,865
The Weir Group plc	40,490	1,020,827
Travis Perkins plc	44,533	1,285,056

		22,967,178

Commercial & Professional Supplies 0.4%
Aggreko plc	48,205	1,124,239
Babcock International Group plc	50,186	758,885
Capita plc	127,387	2,139,279
Experian plc	184,516	3,251,364
G4S plc	278,709	1,194,300
Intertek Group plc	29,774	1,025,446

		9,493,513

Consumer Durables & Apparel 0.1%
Burberry Group plc	85,455	2,220,074
Persimmon plc *	55,953	1,339,456

		3,559,530

Consumer Services 0.6%
Carnival plc	34,007	1,522,532
Compass Group plc	311,904	5,377,582
InterContinental Hotels Group plc	46,430	1,851,522
Merlin Entertainments plc	91,085	553,103
TUI AG	51,000	897,218
TUI AG (New) *	37,311	645,152
Whitbread plc	34,624	2,598,906
William Hill plc	174,467	988,458

		14,434,473

Diversified Financials 0.3%
3i Group plc	185,080	1,276,367
Aberdeen Asset Management plc	184,094	1,208,453
Hargreaves Lansdown plc	47,776	724,218
ICAP plc	99,526	698,876
Investec plc	113,844	956,544
London Stock Exchange Group plc	43,006	1,527,001
Schroders plc	21,767	945,898

		7,337,357

Energy 2.9%
Amec Foster Wheeler plc	68,854	823,236
BG Group plc	638,664	8,518,418
BP plc	3,454,945	22,194,676
Petrofac Ltd.	49,680	526,339
Royal Dutch Shell plc, A Shares	735,976	22,429,282
Royal Dutch Shell plc, B Shares	456,007	14,437,165
Tullow Oil plc	161,145	886,518

		69,815,634

Food & Staples Retailing 0.3%
J. Sainsbury plc	226,434	867,697
Tesco plc	1,522,094	5,147,208
WM Morrison Supermarkets plc	410,451	1,107,447

		7,122,352

Food, Beverage & Tobacco 2.8%
Associated British Foods plc	66,508	3,101,748
British American Tobacco plc	349,546	19,719,996
Coca-Cola HBC AG CDI *	40,964	658,403
Diageo plc	470,849	13,937,422
Imperial Tobacco Group plc	179,058	8,410,171
SABMiller plc	181,332	9,876,467
Tate & Lyle plc	88,993	907,632
Unilever plc	240,055	10,570,588

		67,182,427

Health Care Equipment & Services 0.1%
Smith & Nephew plc	166,549	2,970,050

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	121,676	10,298,031

Insurance 1.3%
Admiral Group plc	40,261	875,856
Aviva plc	549,912	4,362,939
Direct Line Insurance Group plc	301,382	1,413,379
Friends Life Group Ltd.	260,506	1,557,793
Legal & General Group plc	1,102,152	4,426,377
Old Mutual plc	949,399	2,962,001
Prudential plc	480,802	11,688,486
RSA Insurance Group plc *	203,514	1,388,734
Standard Life plc	443,153	2,677,461

		31,353,026

Materials 1.5%
Anglo American plc	261,737	4,371,954
Antofagasta plc	75,900	740,035
BHP Billiton plc	396,432	8,610,712
Croda International plc	24,809	990,781
Fresnillo plc	41,090	555,023
Glencore plc *	1,992,850	7,430,503
Johnson Matthey plc	37,915	1,854,828
Randgold Resources Ltd.	15,746	1,351,474
Rexam plc	142,363	909,739
Rio Tinto plc	238,857	10,496,088

		37,311,137

 13

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.7%
ITV plc	742,802	2,458,318
Pearson plc	151,787	3,079,725
Reed Elsevier plc	208,778	3,624,598
Sky plc	191,394	2,669,022
WPP plc	244,855	5,384,502

		17,216,165

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	236,747	16,852,921
GlaxoSmithKline plc	909,693	20,030,276
Shire plc	110,475	8,063,336

		44,946,533

Real Estate 0.3%
Hammerson plc	142,423	1,473,764
Intu Properties plc	185,106	1,015,877
Land Securities Group plc	146,939	2,816,229
Segro plc	130,748	809,675
The British Land Co., plc	178,907	2,229,524

		8,345,069

Retailing 0.4%
Dixons Carphone plc	179,876	1,175,502
Kingfisher plc	440,906	2,268,092
Marks & Spencer Group plc	304,123	2,210,710
Next plc	29,608	3,217,445
Sports Direct International plc *	50,056	533,843

		9,405,592

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	262,162	4,085,907

Software & Services 0.1%
The Sage Group plc	200,671	1,446,609

Telecommunication Services 1.2%
BT Group plc	1,523,984	9,560,939
Inmarsat plc	84,463	1,058,346
Vodafone Group plc	4,969,184	17,474,025

		28,093,310

Transportation 0.1%
easyJet plc	31,365	874,547
Royal Mail plc	128,631	840,752

		1,715,299

Utilities 0.9%
Centrica plc	932,849	4,116,687
National Grid plc	707,064	9,940,616
Severn Trent plc	43,850	1,419,632
SSE plc	181,278	4,386,681
United Utilities Group plc	126,507	1,952,492

		21,816,108

		487,003,340

Total Common Stock
(Cost $1,880,780,902)		2,324,536,762

Preferred Stock 0.6% of net assets

Germany 0.6%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	10,237	866,653
Porsche Automobil Holding SE	29,621	2,482,320
Volkswagen AG	29,920	6,674,788

		10,023,761

Household & Personal Products 0.2%
Henkel AG & Co. KGaA	33,469	3,831,937

Materials 0.0%
Fuchs Petrolub SE	12,457	512,285

		14,367,983

Italy 0.0%

Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	165,841	423,039

Total Preferred Stock
(Cost $11,070,712)		14,791,022

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. *(b)(c)	348,362	6,206
Banco Santander S.A. *(b)(c)	2,587,992	396,129

		402,335

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A. *	33,226	16,896

Total Rights
(Cost $469,032)		419,231

Other Investment Company 0.6% of net assets

United States 0.6%

Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	14,839,022	14,839,022

Total Other Investment Company
(Cost $14,839,022)		14,839,022

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 3.8% of net assets

Time Deposits 3.6%
Australia & New Zealand Banking Group Ltd.
US Dollar
0.03%, 02/03/15	24,670,602	24,670,602

14

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)
Bank of Tokyo - Mitsubishi UFJ
US Dollar
0.03%, 02/02/15	24,670,602	24,670,602
Brown Brothers Harriman
Japanese Yen
0.01%, 02/03/15	762,972	6,497
Australian Dollar
1.44%, 02/02/15	5	4
Pound Sterling
0.07%, 02/03/15	274	413
Singapore Dollar
0.03%, 02/03/15	24,670,602	24,670,602
DNB
Euro
(0.17)%, 02/03/15	20,433	23,089
US Dollar
0.03%, 02/02/15	13,559,406	13,559,406

		87,601,215

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.00%, 03/19/15 (d)(e)	100,000	100,000
0.02%, 03/19/15 (d)(e)	4,360,000	4,359,987

		4,459,987

Total Short-Term Investments
(Cost $92,061,089)		92,061,202

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $2,007,546,750 and the unrealized appreciation and depreciation were $606,040,320 and ($166,939,831), respectively, with a net unrealized appreciation of $439,100,489.

At 01/31/15, the values of certain foreign securities held by the fund aggregating $2,309,536,503 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,079,960.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $402,335 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
FDR —	Fiduciary Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 03/20/15	1,020	90,096,600	(339,061)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 15

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

16

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$931,919,931	$—	$931,919,931
Australia[1]	—	157,946,341	—	157,946,341
Insurance	1,002,381	9,443,628	—	10,446,009
Utilities	1,358,644	1,595,633	—	2,954,277
Denmark[1]	—	33,766,580	—	33,766,580
Health Care Equipment & Services	374,801	1,683,083	—	2,057,884
France[1]	—	207,500,972	—	207,500,972
Media	1,023,237	6,706,507	—	7,729,744
Telecommunication Services	1,158,400	11,429,880	—	12,588,280
Hong Kong[1]	—	61,375,115	—	61,375,115
Capital Goods	5,274,483	595,755	—	5,870,238
Consumer Durables & Apparel	1,533,659	840,935	—	2,374,594
Diversified Financials	502,648	4,766,851	—	5,269,499
Food, Beverage & Tobacco	396,060	—	—	396,060
Telecommunication Services	702,470	503,494	—	1,205,964
Netherlands[1]	—	57,111,255	—	57,111,255
Media	1,436,690	4,810,769	—	6,247,459
New Zealand[1]	—	2,556,143	—	2,556,143
Utilities	320,834	698,385	—	1,019,219
Singapore[1]	—	29,368,923	—	29,368,923
Real Estate	1,848,322	4,494,676	—	6,342,998
Sweden[1]	—	71,811,494	—	71,811,494
Health Care Equipment & Services	740,626	899,904	—	1,640,530
Switzerland[1]	—	197,546,844	—	197,546,844
Diversified Financials	11,472,875	9,014,194	—	20,487,069
United Kingdom[1]	—	472,568,867	—	472,568,867
Consumer Services	645,152	13,789,321	—	14,434,473
Preferred Stock[1]	—	14,791,022	—	14,791,022
Rights
Spain
Banks	—	—	402,335	402,335
Capital Goods	16,896	—	—	16,896
Other Investment Company[1]	14,839,022	—	—	14,839,022
Short-Term Investments[1]	—	92,061,202	—	92,061,202

Total	$44,647,200	$2,401,597,704	$402,335	$2,446,647,239

 17

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($339,061)	$—	$—	($339,061)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
Investments in	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
Portugal	$—	$—	$—	$—	$—	$—	$—	$—
Preferred Stock
United Kingdom	54,362	—	184	—	(54,546)	—	—	—
Rights
Spain	—	—	(49,858)	452,198	(5)	—	—	402,335

Total	$54,362	$—	($49,674)	$452,198	($54,551)	$—	$—	$402,335

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $13,334,134 and $11,678,419 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46820JAN15

18

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	1,894,862,819	2,247,599,045
1.2%	Other Investment Companies	27,032,261	27,032,261
0.0%	Short-Term Investments	654,983	654,998

100.1%	Total Investments	1,922,550,063	2,275,286,304
(0.1%)	Other Assets and Liabilities, Net		(1,389,386)

100.0%	Net Assets		2,273,896,918

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 1.0%
Dana Holding Corp.	938,309	19,582,509
Delphi Automotive plc	37,413	2,571,395

		22,153,904

Banks 4.7%
Bank of America Corp.	461,595	6,993,164
Citigroup, Inc.	460,572	21,623,856
JPMorgan Chase & Co.	737,537	40,107,262
SunTrust Banks, Inc.	163,486	6,281,132
The PNC Financial Services Group, Inc.	67,018	5,665,702
Wells Fargo & Co.	484,574	25,159,082

		105,830,198

Capital Goods 8.6%
Caterpillar, Inc.	300,500	24,030,985
Emerson Electric Co.	94,100	5,358,054
General Dynamics Corp.	385,856	51,399,878
Huntington Ingalls Industries, Inc.	100,393	11,705,824
Masco Corp.	284,687	7,071,625
PACCAR, Inc.	154,400	9,280,984
Parker-Hannifin Corp.	54,100	6,300,486
Spirit AeroSystems Holdings, Inc., Class A *	169,141	7,618,111
Stanley Black & Decker, Inc.	525,977	49,257,746
United Rentals, Inc. *	274,951	22,779,690
WESCO International, Inc. *	15,875	1,059,815

		195,863,198

Commercial & Professional Supplies 1.6%
ManpowerGroup, Inc.	220,564	16,074,704
Pitney Bowes, Inc.	54,678	1,311,179
R.R. Donnelley & Sons Co.	1,190,000	19,599,300

		36,985,183

Consumer Durables & Apparel 0.4%
Hanesbrands, Inc.	89,800	10,001,924

Consumer Services 1.2%
Yum! Brands, Inc.	387,856	28,034,232

Diversified Financials 1.9%
Affiliated Managers Group, Inc. *	7,078	1,454,671
Berkshire Hathaway, Inc., Class B *	42,509	6,117,470
Capital One Financial Corp.	116,127	8,501,658
Lazard Ltd., Class A	464,169	21,258,940
Morgan Stanley	36,134	1,221,690
Voya Financial, Inc.	125,701	4,903,596

		43,458,025

Energy 6.4%
Chevron Corp.	224,902	23,059,202
ConocoPhillips	554,923	34,949,051
CVR Energy, Inc. (a)	181,342	6,949,025
EOG Resources, Inc.	201,148	17,908,206
Exxon Mobil Corp.	145,500	12,719,610
National Oilwell Varco, Inc.	30,056	1,635,948
Tesoro Corp.	26,034	2,127,759
Valero Energy Corp.	855,636	45,246,032

		144,594,833

Food & Staples Retailing 4.5%
Costco Wholesale Corp.	310,523	44,401,684
The Kroger Co.	835,911	57,719,654

		102,121,338

Food, Beverage & Tobacco 5.6%
Archer-Daniels-Midland Co.	859,484	40,077,739
Dr Pepper Snapple Group, Inc.	311,006	24,031,434
Ingredion, Inc.	57,826	4,663,089
PepsiCo, Inc.	582,353	54,613,064
Pilgrim’s Pride Corp. (a)	161,307	4,379,485

		127,764,811

Health Care Equipment & Services 4.0%
Becton, Dickinson & Co.	35,646	4,922,000
C.R. Bard, Inc.	95,800	16,384,674
Cardinal Health, Inc.	470,026	39,101,463
Centene Corp. *	65,288	7,126,838
McKesson Corp.	105,179	22,366,314

		89,901,289

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.4%
Spectrum Brands Holdings, Inc.	96,821	8,682,907

Insurance 3.6%
AmTrust Financial Services, Inc. (a)	69,876	3,537,123
Genworth Financial, Inc., Class A *	761,861	5,317,790
MetLife, Inc.	356,464	16,575,576
Reinsurance Group of America, Inc.	330,782	27,392,057
The Allstate Corp.	58,400	4,075,736
The Travelers Cos., Inc.	32,387	3,330,031
W. R. Berkley Corp.	418,439	20,499,327

		80,727,640

Materials 3.1%
Ashland, Inc.	120,100	14,234,252
Avery Dennison Corp.	76,610	4,004,405
Crown Holdings, Inc. *	268,963	11,917,750
LyondellBasell Industries N.V., Class A	54,512	4,311,354
PolyOne Corp.	191,260	6,806,943
The Sherwin-Williams Co.	89,329	24,232,278
Westlake Chemical Corp.	88,948	5,097,610

		70,604,592

Media 1.5%
Comcast Corp., Class A	510,187	27,113,888
News Corp., Class A *	93,558	1,393,079
Starz, Class A *	153,742	4,538,464

		33,045,431

Pharmaceuticals, Biotechnology & Life Sciences 12.7%
Amgen, Inc.	303,354	46,188,680
Biogen Idec, Inc. *	29,975	11,665,071
Celgene Corp. *	146,680	17,478,389
Gilead Sciences, Inc. *	440,679	46,196,379
ICON plc *	65,180	3,676,152
Johnson & Johnson	356,428	35,692,700
Merck & Co., Inc.	805,883	48,578,627
PAREXEL International Corp. *	114,058	6,952,976
Pfizer, Inc.	2,318,632	72,457,250

		288,886,224

Real Estate 2.8%
CBL & Associates Properties, Inc.	101,771	2,098,518
CBRE Group, Inc., Class A *	140,700	4,550,238
RLJ Lodging Trust	64,665	2,203,137
Simon Property Group, Inc.	159,090	31,604,819
SL Green Realty Corp.	186,059	23,443,434

		63,900,146

Retailing 6.9%
Best Buy Co., Inc.	73,992	2,604,519
Expedia, Inc.	426,641	36,661,261
L Brands, Inc.	40,399	3,418,967
Liberty Interactive Corp., Class A *	511,400	13,991,904
Lowe’s Cos., Inc.	844,799	57,243,580
Macy’s, Inc.	486,616	31,085,030
The Gap, Inc.	120,446	4,961,171
The Home Depot, Inc.	65,423	6,831,470

		156,797,902

Semiconductors & Semiconductor Equipment 0.7%
Intel Corp.	350,808	11,590,696
Micron Technology, Inc. *	135,644	3,969,622

		15,560,318

Software & Services 12.0%
Accenture plc, Class A	162,812	13,681,092
AOL, Inc. *	148,314	6,414,581
Broadridge Financial Solutions, Inc.	150,973	7,245,194
Computer Sciences Corp.	793,062	48,123,002
Electronic Arts, Inc. *	410,085	22,497,263
Google, Inc., Class A *	24,223	13,021,074
Google, Inc., Class C *	16,700	8,926,484
Intuit, Inc.	121,100	10,513,902
Leidos Holdings, Inc.	66,093	2,736,250
Microsoft Corp.	756,800	30,574,720
Oracle Corp.	1,169,900	49,007,111
PTC, Inc. *	95,105	3,177,458
Synopsys, Inc. *	474,942	20,417,757
Xerox Corp.	2,718,082	35,797,140

		272,133,028

Technology Hardware & Equipment 7.9%
Apple, Inc.	843,412	98,814,150
ARRIS Group, Inc. *	281,284	7,375,266
Brocade Communications Systems, Inc.	237,800	2,644,336
Corning, Inc.	214,735	5,104,251
F5 Networks, Inc. *	55,380	6,181,515
Hewlett-Packard Co.	1,066,851	38,545,327
NetApp, Inc.	110,387	4,172,629
Western Digital Corp.	175,697	17,083,019

		179,920,493

Telecommunication Services 1.0%
Frontier Communications Corp.	370,700	2,489,250
Verizon Communications, Inc.	465,714	21,287,787

		23,777,037

Transportation 1.4%
FedEx Corp.	108,449	18,339,810
United Parcel Service, Inc., Class B	140,877	13,924,283

		32,264,093

Utilities 5.0%
AES Corp.	728,381	8,900,816
American Electric Power Co., Inc.	173,212	10,879,446
Entergy Corp.	594,412	52,016,994
NRG Energy, Inc.	1,026,933	25,324,168

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Public Service Enterprise Group, Inc.	269,100	11,485,188
UGI Corp.	161,765	5,983,687

		114,590,299

Total Common Stock
(Cost $1,894,862,819)		2,247,599,045

Other Investment Companies 1.2% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	20,428,681	20,428,681

Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	6,603,580	6,603,580

Total Other Investment Companies
(Cost $27,032,261)		27,032,261

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.00%, 03/19/15 (b)(c)	75,000	75,000
0.02%, 03/19/15 (b)(c)	580,000	579,998

Total Short-Term Investments
(Cost $654,983)		654,998

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $1,923,144,727 and the unrealized appreciation and depreciation were $392,866,073 and ($40,724,496), respectively, with a net unrealized appreciation of $352,141,577.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,614,349. Non-Cash Collateral pledged to the fund for securities on loan amounted to $437,568.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 03/20/15	139	13,819,380	(315,008)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,247,599,045	$—	$—	$2,247,599,045
Other Investment Companies[1]	27,032,261	—	—	27,032,261
Short-Term Investments[1]	—	654,998	—	654,998

Total	$2,274,631,306	$654,998	$—	$2,275,286,304

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($315,008)	$—	$—	($315,008)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46823JAN15

 5

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	1,738,881,887	1,948,395,063
0.8%	Short-Term Investments	15,265,097	15,265,112

99.6%	Total Investments	1,754,146,984	1,963,660,175
0.4%	Other Assets and Liabilities, Net		7,864,403

100.0%	Net Assets		1,971,524,578

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 1.3%
Dana Holding Corp.	335,912	7,010,484
Delphi Automotive plc	6,153	422,896
General Motors Co.	583,591	19,036,738

		26,470,118

Banks 9.8%
Citigroup, Inc.	962,277	45,178,905
First Niagara Financial Group, Inc.	387,000	3,142,440
Huntington Bancshares, Inc.	430,000	4,308,600
JPMorgan Chase & Co.	1,348,653	73,339,750
Regions Financial Corp.	376,400	3,274,680
The PNC Financial Services Group, Inc.	142,689	12,062,928
Wells Fargo & Co.	997,694	51,800,273

		193,107,576

Capital Goods 7.4%
3M Co.	20,640	3,349,872
Caterpillar, Inc.	253,725	20,290,388
Emerson Electric Co.	329,700	18,773,118
General Dynamics Corp.	319,313	42,535,685
General Electric Co.	462,800	11,056,292
Huntington Ingalls Industries, Inc.	61,235	7,140,001
Lockheed Martin Corp.	11,391	2,145,723
Stanley Black & Decker, Inc.	408,718	38,276,441
United Rentals, Inc. *	28,412	2,353,934

		145,921,454

Commercial & Professional Supplies 1.4%
KAR Auction Services, Inc.	47,300	1,613,403
Pitney Bowes, Inc.	292,563	7,015,661
R.R. Donnelley & Sons Co.	1,186,316	19,538,624

		28,167,688

Consumer Services 1.4%
Yum! Brands, Inc.	382,883	27,674,783

Diversified Financials 4.5%
Berkshire Hathaway, Inc., Class B *	91,829	13,215,111
Discover Financial Services	30,346	1,650,216
Interactive Brokers Group, Inc., Class A	45,575	1,395,962
Lazard Ltd., Class A	612,908	28,071,186
Morgan Stanley	1,297,190	43,857,994
Voya Financial, Inc.	39,400	1,536,994

		89,727,463

Energy 9.9%
Chevron Corp.	376,315	38,583,577
ConocoPhillips	703,270	44,291,945
CVR Energy, Inc.	150,739	5,776,318
Devon Energy Corp.	54,845	3,305,508
Exxon Mobil Corp.	471,144	41,187,408
Marathon Oil Corp.	320,700	8,530,620
Murphy Oil Corp.	87,058	3,909,775
Nabors Industries Ltd.	405,453	4,666,764
National Oilwell Varco, Inc.	195,932	10,664,579
Tesoro Corp.	113,700	9,292,701
Valero Energy Corp.	444,037	23,480,677
Western Refining, Inc.	32,310	1,199,670

		194,889,542

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	256,738	36,710,967
The Kroger Co.	543,645	37,538,687
Wal-Mart Stores, Inc.	47,200	4,011,056

		78,260,710

Food, Beverage & Tobacco 4.0%
Archer-Daniels-Midland Co.	828,103	38,614,443
Dr Pepper Snapple Group, Inc.	197,905	15,292,119
PepsiCo, Inc.	183,069	17,168,211
Pilgrim’s Pride Corp.	277,445	7,532,632

		78,607,405

Health Care Equipment & Services 3.9%
Aetna, Inc.	210,600	19,337,292
Becton, Dickinson & Co.	19,883	2,745,445
C.R. Bard, Inc.	55,800	9,543,474
Cardinal Health, Inc.	431,608	35,905,470
Centene Corp. *	52,125	5,689,965
McKesson Corp.	21,910	4,659,161

		77,880,807

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.5%
Spectrum Brands Holdings, Inc.	58,048	5,205,745
The Procter & Gamble Co.	51,577	4,347,425

		9,553,170

Insurance 6.4%
AmTrust Financial Services, Inc.	153,839	7,787,330
Aspen Insurance Holdings Ltd.	130,784	5,665,563
Assurant, Inc.	80,900	5,137,959
Assured Guaranty Ltd.	250,413	6,115,086
Axis Capital Holdings Ltd.	116,000	5,904,400
Genworth Financial, Inc., Class A *	817,299	5,704,747
MetLife, Inc.	327,810	15,243,165
Prudential Financial, Inc.	103,727	7,870,805
Reinsurance Group of America, Inc.	429,882	35,598,528
The Travelers Cos., Inc.	201,212	20,688,618
W. R. Berkley Corp.	199,789	9,787,663

		125,503,864

Materials 2.3%
Crown Holdings, Inc. *	241,282	10,691,205
Huntsman Corp.	69,900	1,535,004
International Paper Co.	231,500	12,190,790
PolyOne Corp.	163,956	5,835,194
Steel Dynamics, Inc.	724,991	12,353,846
The Sherwin-Williams Co.	2,284	619,581
United States Steel Corp.	56,429	1,379,125

		44,604,745

Media 0.4%
The Interpublic Group of Cos., Inc.	356,499	7,108,590

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
Amgen, Inc.	194,020	29,541,485
Gilead Sciences, Inc. *	129,023	13,525,481
Johnson & Johnson	149,900	15,010,986
Merck & Co., Inc.	1,076,007	64,861,702
PAREXEL International Corp. *	60,910	3,713,074
Pfizer, Inc.	2,446,022	76,438,187

		203,090,915

Real Estate 5.3%
Brandywine Realty Trust	203,818	3,385,417
Duke Realty Corp.	1,409,778	30,775,454
Equity LifeStyle Properties, Inc.	175,148	9,585,850
Highwoods Properties, Inc.	23,380	1,098,860
Kilroy Realty Corp.	112,898	8,371,387
Retail Properties of America, Inc., Class A	597,000	10,560,930
RLJ Lodging Trust	142,000	4,837,940
Simon Property Group, Inc.	47,507	9,437,740
SL Green Realty Corp.	184,948	23,303,448
UDR, Inc.	102,692	3,415,536

		104,772,562

Retailing 3.8%
Best Buy Co., Inc.	290,450	10,223,840
Expedia, Inc.	305,541	26,255,138
Lowe’s Cos., Inc.	437,677	29,656,994
Macy’s, Inc.	130,499	8,336,276

		74,472,248

Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	841,990	27,819,350

Software & Services 4.2%
Accenture plc, Class A	22,271	1,871,432
Broadridge Financial Solutions, Inc.	23,665	1,135,683
Computer Sciences Corp.	585,415	35,522,982
Electronic Arts, Inc. *	435,714	23,903,270
Leidos Holdings, Inc.	228,411	9,456,216
Microsoft Corp.	196,501	7,938,640
Xerox Corp.	258,734	3,407,527

		83,235,750

Technology Hardware & Equipment 4.0%
Apple, Inc.	154,391	18,088,450
Corning, Inc.	302,242	7,184,292
F5 Networks, Inc. *	48,271	5,388,009
Hewlett-Packard Co.	1,076,400	38,890,332
NetApp, Inc.	243,374	9,199,537

		78,750,620

Telecommunication Services 1.8%
AT&T, Inc.	495,286	16,304,815
Frontier Communications Corp.	2,812,236	18,884,165

		35,188,980

Transportation 1.9%
Alaska Air Group, Inc.	198,800	13,492,556
Southwest Airlines Co.	524,508	23,697,271

		37,189,827

Utilities 8.9%
AES Corp.	1,050,600	12,838,332
American Electric Power Co., Inc.	514,374	32,307,831
Entergy Corp.	487,549	42,665,413
Exelon Corp.	53,050	1,911,922
NRG Energy, Inc.	955,907	23,572,667
Public Service Enterprise Group, Inc.	962,268	41,069,598
UGI Corp.	595,597	22,031,133

		176,396,896

Total Common Stock
(Cost $1,738,881,887)		1,948,395,063

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.8%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/02/15	14,675,114	14,675,114

U.S. Treasury Obligation 0.0%
U.S. Treasury Bills
0.02%, 03/19/15 (a)(b)	590,000	589,998

Total Short-Term Investments
(Cost $15,265,097)		15,265,112

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $1,754,281,453 and the unrealized appreciation and depreciation were $255,707,766 and ($46,329,044), respectively, with a net unrealized appreciation of $209,378,722.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 03/20/15	117	11,632,140	(208,729)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,948,395,063	$—	$—	$1,948,395,063
Short-Term Investments[1]	—	15,265,112	—	15,265,112

Total	$1,948,395,063	$15,265,112	$—	$1,963,660,175

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($208,729)	$—	$—	($208,729)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

4

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46824JAN15

 5

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Common Stock	205,920,218	244,903,316
1.0%	Other Investment Company	2,554,315	2,554,315
0.8%	Short-Term Investments	1,983,614	1,983,616

100.0%	Total Investments	210,458,147	249,441,247
(0.0%)	Other Assets and Liabilities, Net		(23,992)

100.0%	Net Assets		249,417,255

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 2.2%
Dana Holding Corp.	176,737	3,688,501
Delphi Automotive plc	23,421	1,609,725
General Motors Co.	9,193	299,876

		5,598,102

Banks 0.3%
JPMorgan Chase & Co.	12,865	699,599

Capital Goods 8.8%
Caterpillar, Inc.	24,198	1,935,114
Emerson Electric Co.	11,500	654,810
General Dynamics Corp.	33,352	4,442,820
Huntington Ingalls Industries, Inc.	32,893	3,835,324
Lockheed Martin Corp.	2,400	452,088
Masco Corp.	142,800	3,547,152
Spirit AeroSystems Holdings, Inc., Class A *	32,210	1,450,738
Stanley Black & Decker, Inc.	38,385	3,594,755
United Rentals, Inc. *	23,974	1,986,246

		21,899,047

Commercial & Professional Supplies 1.8%
ManpowerGroup, Inc.	16,009	1,166,736
R.R. Donnelley & Sons Co.	201,500	3,318,705

		4,485,441

Consumer Durables & Apparel 0.3%
Hanesbrands, Inc.	4,000	445,520
Tempur Sealy International, Inc. *	7,241	398,472

		843,992

Consumer Services 1.2%
Yum! Brands, Inc.	42,800	3,093,584

Diversified Financials 1.8%
Affiliated Managers Group, Inc. *	7,100	1,459,192
Lazard Ltd., Class A	66,100	3,027,380

		4,486,572

Energy 3.2%
ConocoPhillips	20,200	1,272,196
CVR Energy, Inc. (d)	12,427	476,203
EOG Resources, Inc.	28,837	2,567,358
National Oilwell Varco, Inc.	2,930	159,480
Tesoro Corp.	5,852	478,284
Valero Energy Corp.	58,590	3,098,239

		8,051,760

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	22,020	3,148,640
The Kroger Co.	86,621	5,981,180

		9,129,820

Food, Beverage & Tobacco 7.4%
Archer-Daniels-Midland Co.	92,802	4,327,357
Dr Pepper Snapple Group, Inc.	66,974	5,175,081
PepsiCo, Inc.	76,541	7,178,015
Pilgrim’s Pride Corp. (d)	67,848	1,842,073

		18,522,526

Health Care Equipment & Services 4.6%
AmerisourceBergen Corp.	45,609	4,335,136
C.R. Bard, Inc.	30,004	5,131,584
Centene Corp. *	14,100	1,539,156
Edwards Lifesciences Corp. *	3,300	413,655

		11,419,531

Household & Personal Products 0.6%
Spectrum Brands Holdings, Inc.	15,961	1,431,382

Insurance 1.5%
CNA Financial Corp.	5,274	205,475
Genworth Financial, Inc., Class A *	210,800	1,471,384
Reinsurance Group of America, Inc.	25,158	2,083,334

		3,760,193

Materials 4.7%
Crown Holdings, Inc. *	103,698	4,594,858
LyondellBasell Industries N.V., Class A	24,602	1,945,772

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PolyOne Corp.	109,506	3,897,319
The Sherwin-Williams Co.	1,325	359,433
United States Steel Corp.	33,000	806,520

		11,603,902

Media 2.0%
Comcast Corp., Class A	56,800	3,018,636
News Corp., Class A *	39,126	582,586
Starz, Class A *	50,100	1,478,952

		5,080,174

Pharmaceuticals, Biotechnology & Life Sciences 11.4%
AbbVie, Inc.	34,000	2,051,900
Amgen, Inc.	46,101	7,019,338
Biogen Idec, Inc. *	6,087	2,368,817
Celgene Corp. *	15,276	1,820,288
Gilead Sciences, Inc. *	80,438	8,432,316
Merck & Co., Inc.	31,974	1,927,393
PAREXEL International Corp. *	60,542	3,690,640
Pfizer, Inc.	36,146	1,129,562

		28,440,254

Real Estate 2.3%
Simon Property Group, Inc.	4,250	844,305
SL Green Realty Corp.	38,305	4,826,430

		5,670,735

Retailing 8.5%
Best Buy Co., Inc.	46,800	1,647,360
Big Lots, Inc.	56,727	2,604,336
Expedia, Inc.	56,057	4,816,978
Liberty Interactive Corp., Class A *	4,500	123,120
Lowe’s Cos., Inc.	93,014	6,302,629
Macy’s, Inc.	67,550	4,315,094
The Home Depot, Inc.	9,800	1,023,316
The TJX Cos., Inc.	5,338	351,988

		21,184,821

Semiconductors & Semiconductor Equipment 1.1%
Micron Technology, Inc. *	59,826	1,750,808
Skyworks Solutions, Inc.	11,322	940,292

		2,691,100

Software & Services 14.5%
Booz Allen Hamilton Holding Corp.	65,825	1,916,166
Broadridge Financial Solutions, Inc.	38,319	1,838,929
Computer Sciences Corp.	75,503	4,581,522
eBay, Inc. *	6,922	366,866
Electronic Arts, Inc. *	46,894	2,572,605
Facebook, Inc., Class A *	43,557	3,306,412
Google, Inc., Class A *	6,100	3,279,055
Google, Inc., Class C *	5,800	3,100,216
IAC/InterActiveCorp	4,600	280,370
Leidos Holdings, Inc.	46,147	1,910,486
Microsoft Corp.	141,900	5,732,760
NeuStar, Inc., Class A *(d)	20,061	527,403
Oracle Corp.	98,583	4,129,642
PTC, Inc. *	64,200	2,144,922
Xerox Corp.	43,559	573,672

		36,261,026

Technology Hardware & Equipment 11.0%
Apple, Inc.	161,523	18,924,035
ARRIS Group, Inc. *	44,359	1,163,093
CDW Corp.	20,500	702,330
Corning, Inc.	53,080	1,261,711
F5 Networks, Inc. *	13,327	1,487,560
Hewlett-Packard Co.	76,731	2,772,291
NetApp, Inc.	29,972	1,132,942

		27,443,962

Telecommunication Services 0.4%
Verizon Communications, Inc.	20,331	929,330

Transportation 2.7%
Alaska Air Group, Inc.	44,510	3,020,894
Matson, Inc.	34,000	1,181,500
Southwest Airlines Co.	57,100	2,579,778

		6,782,172

Utilities 2.2%
Entergy Corp.	51,038	4,466,335
NRG Energy, Inc.	37,630	927,956

		5,394,291

Total Common Stock
(Cost $205,920,218)		244,903,316

Other Investment Company 1.0% of net assets

Securities Lending Collateral 1.0%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	2,554,315	2,554,315

Total Other Investment Company
(Cost $2,554,315)		2,554,315

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.8%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	1,913,616	1,913,616

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.00%, 03/19/15 (a)(b)	70,000	70,000

Total Short-Term Investments
(Cost $1,983,614)		1,983,616

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $210,458,147 and the unrealized appreciation and depreciation were $44,155,101 and ($5,172,001), respectively, with a net unrealized appreciation of $38,983,100.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $2,371,191.

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 03/20/15	29	2,883,180	(31,392)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$244,903,316	$—	$—	$244,903,316
Other Investment Company[1]	2,554,315	—	—	2,554,315
Short-Term Investments[1]	—	1,983,616	—	1,983,616

Total	$247,457,631	$1,983,616	$—	$249,441,247

4

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($31,392)	$—	$—	($31,392)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46822JAN15

 5

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	609,097,258	655,854,305
0.0%	Rights	—	—
3.9%	Other Investment Company	26,150,186	26,150,186
1.1%	Short-Term Investments	6,978,243	6,978,247

104.0%	Total Investments	642,225,687	688,982,738
(4.0%)	Other Assets and Liabilities, Net		(26,521,423)

100.0%	Net Assets		662,461,315

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 2.0%
American Axle & Manufacturing Holdings, Inc. *	248,837	6,059,181
Cooper Tire & Rubber Co.	30,747	1,069,688
Dana Holding Corp.	152,316	3,178,835
Tower International, Inc. *	135,298	3,202,504

		13,510,208

Banks 5.1%
1st Source Corp.	31,910	948,684
BancFirst Corp.	13,210	761,689
BNC Bancorp	18,449	294,815
Federal Agricultural Mortgage Corp., Class C	72,447	1,995,915
Financial Institutions, Inc.	22,109	487,061
First Bancorp (North Carolina)	14,300	237,380
First BanCorp (Puerto Rico) *	1,059,719	5,817,857
First Busey Corp.	7,040	43,367
First Business Financial Services, Inc.	7,755	339,436
First Commonwealth Financial Corp.	122,906	969,728
First Community Bancshares, Inc.	6,466	101,452
First Defiance Financial Corp.	10,948	333,476
First Financial Corp.	51,293	1,662,406
First Interstate BancSystem, Inc., Class A	28,960	692,144
First Merchants Corp.	4,638	101,294
First Midwest Bancorp, Inc.	239,330	3,685,682
International Bancshares Corp.	44,030	991,115
Lakeland Bancorp, Inc.	9,340	100,779
MainSource Financial Group, Inc.	29,140	559,488
MidSouth Bancorp, Inc.	8,477	118,169
OFG Bancorp	181,222	2,917,674
Preferred Bank	52,620	1,373,908
PrivateBancorp, Inc.	11,100	336,774
State Bank Financial Corp.	17,540	320,281
Synovus Financial Corp.	148,671	3,831,252
TCF Financial Corp.	188,779	2,775,051
Trico Bancshares	2,806	65,520
WesBanco, Inc.	27,180	820,293
Wintrust Financial Corp.	3,704	161,013
WSFS Financial Corp.	9,120	673,603

		33,517,306

Capital Goods 5.2%
Altra Industrial Motion Corp.	20,400	521,220
Argan, Inc.	180,740	5,496,303
Blount International, Inc. *	230,349	3,570,410
Briggs & Stratton Corp.	95,642	1,760,769
Commercial Vehicle Group, Inc. *	29,529	163,295
Ducommun, Inc. *	13,794	358,230
EMCOR Group, Inc.	51,497	2,078,419
General Cable Corp.	141,867	1,622,959
Gibraltar Industries, Inc. *	15,171	229,689
Griffon Corp.	131,861	1,937,038
H&E Equipment Services, Inc.	8,603	150,897
Hillenbrand, Inc.	35,954	1,129,315
Hurco Cos., Inc.	9,200	322,736
Kadant, Inc.	20,540	816,260
L.B. Foster Co., Class A	16,000	758,560
Lydall, Inc. *	45,320	1,248,566
Moog, Inc., Class A *	37,689	2,649,537
Mueller Water Products, Inc., Class A	217,853	2,228,636
Norcraft Cos, Inc. *	5,794	119,472
Rexnord Corp. *	130,649	3,233,563
SL Industries, Inc. *	3,200	136,800
Sparton Corp. *	8,307	195,048
The Greenbrier Cos., Inc. (a)	14,051	729,668
Titan Machinery, Inc. *	15,257	215,581
Tutor Perini Corp. *	50,090	1,087,454
Wabash National Corp. *	126,135	1,572,904

		34,333,329

Commercial & Professional Supplies 3.0%
ARC Document Solutions, Inc. *	30,710	281,611
CRA International, Inc. *	74,009	2,185,486
Deluxe Corp.	45,901	2,980,352
Heidrick & Struggles International, Inc.	88,942	1,970,955
Hill International, Inc. *	71,178	271,900
Kimball International, Inc., Class B	46,513	403,268
Korn/Ferry International *	54,343	1,548,775
Quad Graphics, Inc.	141,765	2,840,971
RPX Corp. *	291,795	3,603,668
TrueBlue, Inc. *	148,907	3,284,888
Viad Corp.	24,390	658,042

		20,029,916

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.3%
Bassett Furniture Industries, Inc.	2,063	45,840
Blyth, Inc.	38,930	288,471
CSS Industries, Inc.	20,620	560,864
Culp, Inc.	12,400	249,116
JAKKS Pacific, Inc. *(a)	374,255	2,253,015
Johnson Outdoors, Inc., Class A	7,100	213,000
Nautilus, Inc. *	70,497	1,003,877
Perry Ellis International, Inc. *	9,635	230,373
Skechers U.S.A., Inc., Class A *	43,001	2,595,110
Unifi, Inc. *	7,130	229,800
ZAGG, Inc. *	156,153	941,603

		8,611,069

Consumer Services 4.3%
Ascent Capital Group, Inc., Class A *	39,373	1,665,872
Boyd Gaming Corp. *	259,160	3,384,630
Capella Education Co.	22,345	1,519,237
ClubCorp Holdings, Inc.	120,454	2,048,922
Diamond Resorts International, Inc. *	202,567	5,748,851
Isle of Capri Casinos, Inc. *	231,563	2,371,205
K12, Inc. *	236,903	3,368,761
Penn National Gaming, Inc. *	246,240	3,686,213
Regis Corp. *	173,292	2,729,349
Ruby Tuesday, Inc. *	103,959	625,833
Strayer Education, Inc. *	17,194	1,151,998
Universal Technical Institute, Inc.	51,590	421,490

		28,722,361

Diversified Financials 2.3%
Calamos Asset Management, Inc., Class A	214,482	2,691,749
Cash America International, Inc.	151,055	3,141,944
Consumer Portfolio Services, Inc. *	19,578	109,637
Interactive Brokers Group, Inc., Class A	140,190	4,294,020
Investment Technology Group, Inc. *	13,772	285,769
KCG Holdings, Inc., Class A *	126,306	1,544,722
Manning & Napier, Inc.	20,323	217,659
Nelnet, Inc., Class A	54,400	2,379,456
Oppenheimer Holdings, Inc., Class A	20,296	400,846

		15,065,802

Energy 4.9%
Alon USA Energy, Inc.	280,482	3,388,222
Basic Energy Services, Inc. *	175,753	1,033,428
Clayton Williams Energy, Inc. *	21,630	1,209,117
Cloud Peak Energy, Inc. *	28,544	193,814
Comstock Resources, Inc. (a)	130,948	529,030
Contango Oil & Gas Co. *	39,908	1,200,033
Delek US Holdings, Inc.	63,407	1,956,106
Green Plains, Inc.	170,504	3,991,499
Helix Energy Solutions Group, Inc. *	76,491	1,435,736
ION Geophysical Corp. *	1,041,823	2,344,102
Matrix Service Co. *	67,380	1,293,696
Pacific Ethanol, Inc. *(a)	102,500	880,475
Parker Drilling Co. *	368,640	999,014
PBF Energy, Inc., Class A	40,900	1,149,290
Pioneer Energy Services Corp. *	459,778	1,903,481
REX American Resources Corp. *	67,718	3,759,026
SandRidge Energy, Inc. *(a)	254,099	358,280
Tesco Corp.	62,374	638,710
VAALCO Energy, Inc. *	488,059	2,703,847
W&T Offshore, Inc.	187,190	947,181
Willbros Group, Inc. *	81,167	452,912

		32,366,999

Food & Staples Retailing 0.2%
Liberator Medical Holdings, Inc. (a)	82,340	263,488
SUPERVALU, Inc. *	102,356	996,947
The Andersons, Inc.	7,714	346,976

		1,607,411

Food, Beverage & Tobacco 2.8%
Alliance One International, Inc. *	42,950	45,097
Cal-Maine Foods, Inc. (a)	131,180	4,597,859
Coca-Cola Bottling Co. Consolidated	28,609	2,790,522
Farmer Bros. Co. *	46,513	1,391,204
John B. Sanfilippo & Son, Inc.	37,300	1,360,331
National Beverage Corp. *	7,759	168,681
Omega Protein Corp. *	201,439	2,123,167
Sanderson Farms, Inc. (a)	79,753	6,377,050

		18,853,911

Health Care Equipment & Services 6.1%
Accuray, Inc. *	337,371	2,486,424
Alere, Inc. *	50,513	2,055,374
Alliance HealthCare Services, Inc. *	8,250	185,955
AngioDynamics, Inc. *	19,638	377,933
Anika Therapeutics, Inc. *	41,470	1,624,795
Cantel Medical Corp.	21,158	858,380
Computer Programs & Systems, Inc.	3,406	167,779
CONMED Corp.	30,439	1,450,114
CryoLife, Inc.	21,349	240,390
Cynosure, Inc., Class A *	7,020	212,144
Globus Medical, Inc., Class A *	43,685	1,030,092
Greatbatch, Inc. *	76,634	3,721,347
HealthSouth Corp.	42,802	1,887,568
Hill-Rom Holdings, Inc.	11,796	563,377
ICU Medical, Inc. *	25,890	2,163,886
Integra LifeSciences Holdings Corp. *	12,733	709,483
Merge Healthcare, Inc. *	217,088	803,226
Molina Healthcare, Inc. *	142,566	7,258,035
National Healthcare Corp.	11,100	698,967
Natus Medical, Inc. *	32,186	1,210,194
NuVasive, Inc. *	79,328	3,674,473
Quality Systems, Inc.	151,310	2,464,840
SurModics, Inc. *	54,803	1,256,085
The Providence Service Corp. *	29,818	1,162,902
Triple-S Management Corp., Class B *	80,389	1,935,767

		40,199,530

Household & Personal Products 1.2%
Coty, Inc., Class A *	70,132	1,333,911
Harbinger Group, Inc. *	172,970	2,160,395

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Medifast, Inc. *	62,412	1,977,836
Revlon, Inc., Class A *	3,908	127,948
USANA Health Sciences, Inc. *	23,446	2,298,646

		7,898,736

Insurance 5.4%
American Equity Investment Life Holding Co.	206,363	5,264,320
AmTrust Financial Services, Inc. (a)	88,281	4,468,784
Aspen Insurance Holdings Ltd.	117,277	5,080,440
Fidelity & Guaranty Life	36,495	788,657
Maiden Holdings Ltd.	487,680	6,096,000
MBIA, Inc. *	402,801	3,230,464
Selective Insurance Group, Inc.	138,059	3,564,683
Symetra Financial Corp.	312,403	6,344,905
The Hanover Insurance Group, Inc.	12,898	889,962

		35,728,215

Materials 3.6%
Ampco-Pittsburgh Corp.	26,060	474,292
Boise Cascade Co. *	130,111	5,261,689
Calgon Carbon Corp. *	12,963	255,760
Century Aluminum Co. *	52,383	1,210,571
Clearwater Paper Corp. *	29,997	2,220,378
Commercial Metals Co.	184,805	2,480,083
Headwaters, Inc. *	42,163	593,655
Innophos Holdings, Inc.	24,206	1,441,225
Materion Corp.	22,661	746,680
Neenah Paper, Inc.	57,661	3,308,588
Noranda Aluminum Holding Corp.	47,350	143,471
PolyOne Corp.	128,680	4,579,721
Trinseo S.A. *	80,297	1,224,529

		23,940,642

Media 0.7%
AH Belo Corp., Class A	48,000	432,960
Dex Media, Inc. *(a)	39,336	266,698
Nexstar Broadcasting Group, Inc., Class A	60,437	3,015,504
Sinclair Broadcast Group, Inc., Class A	26,709	660,781

		4,375,943

Pharmaceuticals, Biotechnology & Life Sciences 12.6%
Acorda Therapeutics, Inc. *	168,604	7,005,496
Affymetrix, Inc. *	158,788	1,753,020
Anacor Pharmaceuticals, Inc. *	15,133	569,001
Bio-Rad Laboratories, Inc., Class A *	30,181	3,454,819
BioCryst Pharmaceuticals, Inc. *	83,814	853,227
BioSpecifics Technologies Corp. *	44,115	1,735,484
Dyax Corp. *	302,866	4,576,305
Emergent Biosolutions, Inc. *	269,840	7,563,615
Enanta Pharmaceuticals, Inc. *	45,928	1,995,112
Horizon Pharma plc *	96,669	1,588,272
Hyperion Therapeutics, Inc. *	170,520	4,314,156
Infinity Pharmaceuticals, Inc. *	233,929	3,611,864
Lannett Co., Inc. *	51,366	2,436,289
Ligand Pharmaceuticals, Inc. *	50,297	2,862,905
MiMedx Group, Inc. *	265,771	2,167,362
Myriad Genetics, Inc. *(a)	50,380	1,885,220
Nektar Therapeutics *	38,427	562,571
Pacira Pharmaceuticals, Inc. *	11,025	1,183,534
PAREXEL International Corp. *	122,209	7,449,861
PDL BioPharma, Inc. (a)	396,033	2,887,081
Phibro Animal Health Corp., Class A	77,594	2,120,644
POZEN, Inc. *	165,934	1,146,604
Prestige Brands Holdings, Inc. *	54,275	1,859,461
Progenics Pharmaceuticals, Inc. *	63,968	382,529
Repligen Corp. *	189,012	4,591,101
Rigel Pharmaceuticals, Inc. *	128,749	266,510
Sagent Pharmaceuticals, Inc. *	86,680	2,225,076
Sangamo BioSciences, Inc. *	118,045	1,509,796
SciClone Pharmaceuticals, Inc. *	203,854	1,504,443
Spectrum Pharmaceuticals, Inc. *	637,952	4,465,664
Sucampo Pharmaceuticals, Inc., Class A *	33,075	498,109
Supernus Pharmaceuticals, Inc. *	61,208	520,268
The Medicines Co. *	62,666	1,796,634

		83,342,033

Real Estate 7.7%
Chambers Street Properties	858,219	7,251,951
CoreSite Realty Corp.	59,906	2,624,482
DuPont Fabros Technology, Inc.	221,444	8,251,003
First Industrial Realty Trust, Inc.	328,945	7,147,975
Highwoods Properties, Inc.	143,467	6,742,949
Marcus & Millichap, Inc. *	31,944	1,095,040
Pennsylvania Real Estate Investment Trust	10,218	244,517
PS Business Parks, Inc.	35,745	3,006,512
RE/MAX Holdings, Inc., Class A	7,440	247,603
RLJ Lodging Trust	83,469	2,843,789
Saul Centers, Inc.	60,776	3,469,702
Summit Hotel Properties, Inc.	478,478	6,134,088
Sunstone Hotel Investors, Inc.	55,696	949,617
The Geo Group, Inc.	28,951	1,259,947

		51,269,175

Retailing 5.8%
1-800-Flowers.com, Inc., Class A *	53,786	424,372
Aaron’s, Inc.	8,167	258,567
Abercrombie & Fitch Co., Class A	60,158	1,535,232
Barnes & Noble, Inc. *	169,331	3,977,585
Big Lots, Inc.	150,351	6,902,615
Brown Shoe Co., Inc.	38,895	1,104,229
Build-A-Bear Workshop, Inc. *	99,669	2,055,175
Citi Trends, Inc. *	114,958	2,631,389
Core-Mark Holding Co., Inc.	29,274	1,951,990
Haverty Furniture Cos, Inc.	68,973	1,685,010
New York & Co., Inc. *	82,500	189,750
Nutrisystem, Inc.	6,126	109,165
Orbitz Worldwide, Inc. *	284,233	2,623,471
Outerwall, Inc. *(a)	91,783	5,697,889
Select Comfort Corp. *	160,705	4,795,437
Stein Mart, Inc.	22,960	315,930
The Cato Corp., Class A	27,691	1,174,098
The Finish Line, Inc., Class A	37,514	885,330

		38,317,234

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 2.7%
Alpha & Omega Semiconductor Ltd. *	12,475	109,406
Amkor Technology, Inc. *	126,350	802,322
Diodes, Inc. *	89,283	2,359,750
Fairchild Semiconductor International, Inc. *	126,122	1,935,973
FormFactor, Inc. *	195,390	1,475,194
IXYS Corp.	54,900	620,370
OmniVision Technologies, Inc. *	93,524	2,528,889
Pericom Semiconductor Corp. *	51,100	746,571
Photronics, Inc. *	205,088	1,722,739
Tessera Technologies, Inc.	142,986	5,301,921
Xcerra Corp. *	36,998	284,145

		17,887,280

Software & Services 10.8%
Aspen Technology, Inc. *	142,940	5,052,214
Blucora, Inc. *	31,540	426,421
comScore, Inc. *	12,970	539,033
Constant Contact, Inc. *	79,664	3,012,892
CSG Systems International, Inc.	11,532	282,765
Demand Media, Inc. *	48,186	195,153
Dice Holdings, Inc. *	178,568	1,476,757
EarthLink Holdings Corp.	816,846	3,447,090
Endurance International Group Holdings, Inc. *(a)	56,682	952,824
EnerNOC, Inc. *	345,140	5,943,311
Euronet Worldwide, Inc. *	10,823	491,256
Fair Isaac Corp.	39,213	2,797,848
Higher One Holdings, Inc. *	61,743	204,369
Intralinks Holdings, Inc. *	111,799	1,191,777
j2 Global, Inc.	10,173	584,337
LivePerson, Inc. *	214,891	2,299,334
LogMeIn, Inc. *	98,829	4,699,319
ManTech International Corp., Class A	14,435	469,571
MicroStrategy, Inc., Class A *	8,226	1,329,322
Monster Worldwide, Inc. *	479,659	1,980,992
Pegasystems, Inc.	129,100	2,526,487
Progress Software Corp. *	172,822	4,329,191
PTC, Inc. *	108,033	3,609,383
QuinStreet, Inc. *	40,329	206,484
Rovi Corp. *	165,381	3,821,955
Science Applications International Corp.	64,304	3,136,749
Sykes Enterprises, Inc. *	82,551	1,859,049
Synchronoss Technologies, Inc. *	30,132	1,279,706
Take-Two Interactive Software, Inc. *	269,214	8,001,040
TeleCommunication Systems, Inc., Class A *	104,770	296,499
TiVo, Inc. *	108,563	1,135,569
United Online, Inc. *	29,501	389,413
VASCO Data Security International, Inc. *(a)	25,958	558,097
Web.com Group, Inc. *	156,161	2,359,593
WebMD Health Corp. *	10,077	390,484

		71,276,284

Technology Hardware & Equipment 4.8%
ARRIS Group, Inc. *	96,970	2,542,553
Aruba Networks, Inc. *	117,525	1,948,564
Benchmark Electronics, Inc. *	24,978	605,217
Checkpoint Systems, Inc. *	84,800	1,099,008
Daktronics, Inc.	40,700	503,866
Harmonic, Inc. *	372,828	2,852,134
Insight Enterprises, Inc. *	103,562	2,451,313
Lexmark International, Inc., Class A	140,117	5,592,069
Newport Corp. *	89,440	1,656,429
Park Electrochemical Corp.	12,897	279,994
Polycom, Inc. *	248,706	3,307,790
RealD, Inc. *	229,562	2,490,748
Sanmina Corp. *	60,317	1,277,514
Tech Data Corp. *	54,819	3,130,165
Vishay Intertechnology, Inc.	145,645	1,983,685

		31,721,049

Telecommunication Services 1.5%
General Communication, Inc., Class A *	65,503	961,584
IDT Corp., Class B	266,293	5,688,018
Inteliquent, Inc.	68,941	1,159,588
Premiere Global Services, Inc. *	110,115	973,416
Shenandoah Telecommunications Co.	8,300	246,593
Spok Holdings, Inc.	38,190	653,813
Vonage Holdings Corp. *	60,400	253,680

		9,936,692

Transportation 3.3%
Air Transport Services Group, Inc. *	190,624	1,587,898
ArcBest Corp.	117,237	4,368,251
Echo Global Logistics, Inc. *	9,056	239,079
Hawaiian Holdings, Inc. *	117,544	2,285,055
JetBlue Airways Corp. *	506,404	8,502,523
Matson, Inc.	101,467	3,525,978
Park-Ohio Holdings Corp.	20,173	1,077,843
YRC Worldwide, Inc. *	15,125	239,883

		21,826,510

Utilities 1.7%
American States Water Co.	94,340	3,739,638
Consolidated Water Co., Ltd. (a)	56,903	617,397
Northwest Natural Gas Co.	64,542	3,221,291
NRG Yield, Inc., Class A	74,477	3,938,344

		11,516,670

Total Common Stock
(Cost $609,097,258)		655,854,305

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Health Care Equipment & Services 0.0%
Providence Service Corp. CVR *(e)(f)	1,231	—

Total Rights
(Cost $—)		—

Other Investment Company 3.9% of net assets

Securities Lending Collateral 3.9%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	26,150,186	26,150,186

Total Other Investment Company
(Cost $26,150,186)		26,150,186

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	73,304	73,304
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/02/15	6,764,943	6,764,943

		6,838,247

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 03/19/15 (b)(c)	140,000	140,000

Total Short-Term Investments
(Cost $6,978,243)		6,978,247

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $642,485,195 and the unrealized appreciation and depreciation were $89,988,107 and ($43,490,564), respectively, with a net unrealized appreciation of $46,497,543.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,691,852.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CVR —	Contingent Value Rights

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/20/15	25	2,903,000	8,078

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 5

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$655,854,305	$—	$—	$655,854,305
Rights[1]	—	—	—	—
Other Investment Company[1]	26,150,186	—	—	26,150,186
Short-Term Investments[1]	—	6,978,247	—	6,978,247

Total	$682,004,491	$6,978,247	$—	$688,982,738

Other Financial Instruments
Futures Contracts[2]	$8,078	$—	$—	$8,078

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46825JAN15

 7

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.1%		Common Stock	178,262,123	198,732,694
1.4%		Other Investment Company	2,852,314	2,852,314
0.1%		Short-Term Investment	79,998	80,000

99.6%		Total Investments	181,194,435	201,665,008
(37	.4)%	Short Sales	(78,974,705)	(75,663,106)
37.8%		Other Assets and Liabilities, Net		76,516,173

100.0%		Net Assets		202,518,075

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Automobiles & Components 0.5%
Dana Holding Corp.	49,779	1,038,888

Banks 5.0%
Bank of America Corp.	111,244	1,685,347
Citigroup, Inc. (a)	58,000	2,723,100
Fifth Third Bancorp	49,566	857,492
JPMorgan Chase & Co.	18,000	978,840
Regions Financial Corp. (a)	239,500	2,083,650
SunTrust Banks, Inc.	7,634	293,298
The PNC Financial Services Group, Inc. (a)	18,477	1,562,045

		10,183,772

Capital Goods 4.0%
Caterpillar, Inc. (a)	20,601	1,647,462
General Dynamics Corp.	2,713	361,399
Huntington Ingalls Industries, Inc.	19,529	2,277,081
Masco Corp.	41,134	1,021,769
Nortek, Inc. *	1,700	129,761
United Rentals, Inc. *	31,510	2,610,603

		8,048,075

Commercial & Professional Supplies 2.6%
ManpowerGroup, Inc.	2,272	165,583
Pitney Bowes, Inc.	14,400	345,312
R.R. Donnelley & Sons Co. (a)	216,400	3,564,108
TrueBlue, Inc. *	53,408	1,178,181

		5,253,184

Consumer Services 1.0%
ClubCorp Holdings, Inc.	24,990	425,080
Diamond Resorts International, Inc. *	413	11,721
Penn National Gaming, Inc. *	22,700	339,819
Yum! Brands, Inc.	16,755	1,211,051

		1,987,671

Diversified Financials 2.4%
Affiliated Managers Group, Inc. *	8,000	1,644,160
Cash America International, Inc.	8,300	172,640
Interactive Brokers Group, Inc., Class A (a)	81,199	2,487,125
Lazard Ltd., Class A	13,321	610,102

		4,914,027

Energy 9.1%
Anadarko Petroleum Corp.	13,046	1,066,511
Basic Energy Services, Inc. *	2,294	13,489
Chevron Corp.	10,039	1,029,299
ConocoPhillips (a)	51,911	3,269,355
CVR Energy, Inc.	78,773	3,018,581
EOG Resources, Inc. (a)	8,439	751,324
Green Plains, Inc.	19,100	447,131
Kosmos Energy Ltd. *	10,900	95,593
Marathon Oil Corp.	23,700	630,420
Murphy Oil Corp. (a)	17,357	779,503
National Oilwell Varco, Inc.	50,660	2,757,424
Patterson-UTI Energy, Inc.	24,800	425,568
Pioneer Energy Services Corp. *	88,389	365,930
Schlumberger Ltd.	8,341	687,215
SM Energy Co.	31,500	1,191,330
Teekay Corp.	1,453	61,505
Tesoro Corp.	7,025	574,153
Valero Energy Corp.	26,254	1,388,312

		18,552,643

Food & Staples Retailing 2.4%
The Kroger Co. (a)	69,328	4,787,098

Food, Beverage & Tobacco 3.8%
Archer-Daniels-Midland Co. (a)	84,227	3,927,505
Dr Pepper Snapple Group, Inc.	12,752	985,347
Pilgrim’s Pride Corp. (a)	35,873	973,952
Sanderson Farms, Inc.	22,746	1,818,770

		7,705,574

Health Care Equipment & Services 4.1%
C.R. Bard, Inc.	7,600	1,299,828
Cardinal Health, Inc. (a)	5,413	450,307
Centene Corp. *	1,293	141,144
Edwards Lifesciences Corp. *	17,327	2,171,939

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Molina Healthcare, Inc. *(a)	77,993	3,970,624
Surgical Care Affiliates, Inc. *	7,374	237,812

		8,271,654

Household & Personal Products 3.7%
Avon Products, Inc.	469,325	3,632,576
Harbinger Group, Inc. *	29,200	364,708
Spectrum Brands Holdings, Inc.	38,133	3,419,767

		7,417,051

Insurance 4.9%
American Equity Investment Life Holding Co. (a)	84,900	2,165,799
AmTrust Financial Services, Inc.	11,974	606,124
Aspen Insurance Holdings Ltd.	72,900	3,158,028
Genworth Financial, Inc., Class A *(a)	82,885	578,537
Reinsurance Group of America, Inc.	39,434	3,265,530
Symetra Financial Corp.	4,900	99,519

		9,873,537

Materials 7.0%
Ashland, Inc.	6,100	722,972
Crown Holdings, Inc. *	87,664	3,884,392
Graphic Packaging Holding Co. *(a)	51,410	744,417
Innophos Holdings, Inc.	38,658	2,301,697
LyondellBasell Industries N.V., Class A	11,528	911,749
PolyOne Corp.	89,272	3,177,190
United States Steel Corp. (a)	96,474	2,357,825

		14,100,242

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Amgen, Inc. (a)	30,120	4,586,071
Celgene Corp. *(a)	1,297	154,551
Gilead Sciences, Inc. *	27,487	2,881,462
Merck & Co., Inc. (a)	51,423	3,099,779
PAREXEL International Corp. *	30,720	1,872,691
Pfizer, Inc. (a)	142,876	4,464,875

		17,059,429

Real Estate 4.3%
DuPont Fabros Technology, Inc.	28,196	1,050,583
Equity LifeStyle Properties, Inc.	34,829	1,906,191
RLJ Lodging Trust (a)	66,501	2,265,689
Simon Property Group, Inc.	5,396	1,071,970
SL Green Realty Corp.	18,950	2,387,700

		8,682,133

Retailing 8.1%
Abercrombie & Fitch Co., Class A	15,969	407,529
Best Buy Co., Inc.	33,300	1,172,160
Big Lots, Inc.	5,085	233,452
Expedia, Inc.	34,636	2,976,271
Lowe’s Cos., Inc. (a)	51,355	3,479,815
Macy’s, Inc. (a)	64,321	4,108,826
Outerwall, Inc. *	28,655	1,778,902
Select Comfort Corp. *	47,469	1,416,475
The Children’s Place, Inc.	9,484	568,566
The Gap, Inc.	9,078	373,923

		16,515,919

Software & Services 10.5%
Aspen Technology, Inc. *	13,029	460,510
Computer Sciences Corp. (a)	62,574	3,796,990
comScore, Inc. *	15,711	652,949
Convergys Corp.	32,016	613,427
Electronic Arts, Inc. *(a)	79,617	4,367,789
Leidos Holdings, Inc.	21,279	880,951
LogMeIn, Inc. *	10,460	497,373
Microsoft Corp. (a)	25,650	1,036,260
Pegasystems, Inc.	4,623	90,472
Progress Software Corp. *	17,169	430,083
PTC, Inc. *	25,400	848,614
Science Applications International Corp.	59,308	2,893,044
Synopsys, Inc. *	26,605	1,143,749
Take-Two Interactive Software, Inc. *(a)	112,200	3,334,584
Xerox Corp.	15,612	205,610

		21,252,405

Technology Hardware & Equipment 9.7%
Apple, Inc. (a)	39,907	4,675,504
ARRIS Group, Inc. *	31,996	838,935
Brocade Communications Systems, Inc. (a)	228,524	2,541,187
CDW Corp.	10,377	355,516
Corning, Inc. (a)	188,655	4,484,329
EchoStar Corp., Class A *(a)	2,970	154,945
Hewlett-Packard Co. (a)	53,869	1,946,287
Lexmark International, Inc., Class A	3,735	149,064
NetApp, Inc.	53,838	2,035,077
Western Digital Corp. (a)	25,479	2,477,323

		19,658,167

Telecommunication Services 0.0%
Windstream Holdings, Inc.	4,054	32,229

Transportation 0.8%
ArcBest Corp.	9,592	357,398
Con-way, Inc.	32,327	1,324,437

		1,681,835

Utilities 5.8%
AES Corp. (a)	242,428	2,962,470
Calpine Corp. *(a)	124,880	2,607,494
Entergy Corp. (a)	48,656	4,257,887
NRG Energy, Inc.	60,008	1,479,797
UGI Corp.	3,298	121,993
Vectren Corp.	6,000	287,520

		11,717,161

Total Common Stock
(Cost $178,262,123)		198,732,694

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	2,852,314	2,852,314

Total Other Investment Company
(Cost $2,852,314)		2,852,314

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.02%, 03/19/15 (b)	80,000	80,000

Total Short-Term Investment
(Cost $79,998)		80,000

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $181,540,805 and the unrealized appreciation and depreciation were $30,361,034 and ($10,236,831), respectively, with a net unrealized appreciation of $20,124,203.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 37.4% of net assets

Automobiles & Components 0.8%
Dorman Products, Inc. *	17,200	786,556
Tesla Motors, Inc. *	4,223	859,803

		1,646,359

Banks 1.3%
Signature Bank *	7,200	843,336
Texas Capital Bancshares, Inc. *	42,927	1,753,568

		2,596,904

Capital Goods 2.3%
B/E Aerospace, Inc. *	40,417	2,357,524
DigitalGlobe, Inc. *	24,605	661,628
Hexcel Corp.	5,162	228,315
Proto Labs, Inc. *	17,067	1,098,944
SolarCity Corp. *	6,200	301,382

		4,647,793

Commercial & Professional Supplies 0.3%
Healthcare Services Group, Inc.	5,100	160,701
Stericycle, Inc. *	2,430	319,035
WageWorks, Inc. *	2,074	114,153

		593,889

Consumer Durables & Apparel 1.4%
Kate Spade & Co. *	55,108	1,737,555
Under Armour, Inc., Class A *	14,100	1,016,328

		2,753,883

Consumer Services 0.1%
Caesars Entertainment Corp. *	3,487	37,974
Sotheby’s	5,668	241,173

		279,147

Diversified Financials 1.6%
American Express Co.	32,638	2,633,560
Financial Engines, Inc.	14,970	537,423
Virtus Investment Partners, Inc.	1,300	176,319

		3,347,302

Energy 4.9%
Atwood Oceanics, Inc.	26,300	751,654
Cheniere Energy, Inc. *	5,907	421,642
Cobalt International Energy, Inc. *	108,600	990,432
Diamondback Energy, Inc. *	38,550	2,659,564
Golar LNG Ltd.	25,352	718,983
Gulfport Energy Corp. *	8,400	323,316
Oasis Petroleum, Inc. *	19,339	259,916
Scorpio Tankers, Inc.	40,400	317,948
Seadrill Ltd.	65,376	702,138
The Williams Cos., Inc.	64,791	2,841,733

		9,987,326

Food & Staples Retailing 1.5%
United Natural Foods, Inc. *	40,731	3,147,692

Food, Beverage & Tobacco 0.4%
Brown-Forman Corp., Class B	5,119	454,926
Keurig Green Mountain, Inc.	3,695	452,859

		907,785

Health Care Equipment & Services 0.7%
Acadia Healthcare Co., Inc. *	17,306	999,421
Intuitive Surgical, Inc. *	700	346,136

		1,345,557

Household & Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	2,997	122,817

Insurance 1.1%
RLI Corp.	46,400	2,176,624

Materials 4.3%
FMC Corp.	27,900	1,604,250
H.B. Fuller Co.	8,902	366,317
Louisiana-Pacific Corp. *	182,286	2,984,022
Southern Copper Corp.	28,885	787,983
W.R. Grace & Co. *	33,312	2,887,484

		8,630,056

Media 0.6%
DreamWorks Animation SKG, Inc., Class A *	39,400	735,598
Loral Space & Communications, Inc. *	5,400	388,314

		1,123,912

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Incyte Corp. *	6,741	537,325
Isis Pharmaceuticals, Inc. *	14,164	970,376

		1,507,701

Real Estate 0.3%
American Realty Capital Properties, Inc.	62,937	583,111

Retailing 4.1%
Cabela’s, Inc. *	61,261	3,366,292
CarMax, Inc. *	52,200	3,241,620
Lithia Motors, Inc., Class A	3,157	267,398
Restoration Hardware Holdings, Inc. *	16,263	1,423,500

		8,298,810

Semiconductors & Semiconductor Equipment 0.7%
SunEdison, Inc. *	48,000	899,040
SunPower Corp. *	22,272	537,201

		1,436,241

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 5.5%
Cornerstone OnDemand, Inc. *	13,305	438,400
Dealertrack Technologies, Inc. *	1,411	56,722
Demandware, Inc. *	9,489	508,231
LinkedIn Corp., Class A *	3,200	719,168
NetSuite, Inc. *	14,170	1,394,753
Qlik Technologies, Inc. *	54,896	1,559,046
Splunk, Inc. *	27,263	1,408,134
Tableau Software, Inc., Class A *	16,393	1,323,899
The Ultimate Software Group, Inc. *	7,414	1,097,346
Twitter, Inc. *	31,365	1,177,129
Workday, Inc., Class A *	18,283	1,452,767

		11,135,595

Technology Hardware & Equipment 1.8%
Finisar Corp. *	107,404	1,948,309
Palo Alto Networks, Inc. *	4,649	587,587
Stratasys Ltd. *	10,431	829,160
Ubiquiti Networks, Inc.	9,184	241,493

		3,606,549

Transportation 0.8%
Kansas City Southern	3,900	429,351
XPO Logistics, Inc. *	30,224	1,111,941

		1,541,292

Utilities 2.1%
Dominion Resources, Inc.	24,985	1,921,097
ITC Holdings Corp.	48,374	2,057,830
SCANA Corp.	4,200	267,834

		4,246,761

Total Short Sales
(Proceeds $78,974,705)		75,663,106

End of Short Sale Positions.

*	Non-income producing security

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$198,732,694	$—	$—	$198,732,694
Other Investment Company[1]	2,852,314	—	—	2,852,314
Short-Term Investment[1]	—	80,000	—	80,000

Total	$201,585,008	$80,000	$—	$201,665,008

6

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Short Sales[1]	($75,663,106)	$—	$—	($75,663,106)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

REG46826JAN15

 7

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Common Stock	65,923,451	76,576,944
0.5%	Other Investment Company	375,838	375,838
1.3%	Short-Term Investments	1,013,755	1,013,756

99.9%	Total Investments	67,313,044	77,966,538
0.1%	Other Assets and Liabilities, Net		72,433

100.0%	Net Assets		78,038,971

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Banks 30.8%
Bank of America Corp.	197,723	2,995,503
BNC Bancorp	6,463	103,279
Citigroup, Inc.	68,903	3,234,996
Federal Agricultural Mortgage Corp., Class C	6,910	190,370
Fifth Third Bancorp	31,488	544,742
First Bancorp (North Carolina)	10,600	175,960
First Defiance Financial Corp.	3,308	100,762
First Horizon National Corp.	88,729	1,152,590
Huntington Bancshares, Inc.	69,000	691,380
JPMorgan Chase & Co.	67,820	3,688,051
KeyCorp	29,818	387,336
MidSouth Bancorp, Inc.	9,940	138,564
OFG Bancorp	104,060	1,675,366
Regions Financial Corp.	82,500	717,750
SunTrust Banks, Inc.	21,412	822,649
The PNC Financial Services Group, Inc.	30,205	2,553,531
Wells Fargo & Co.	81,296	4,220,888
WSFS Financial Corp.	8,467	625,373

		24,019,090

Diversified Financials 24.3%
Affiliated Managers Group, Inc. *	5,900	1,212,568
Ameriprise Financial, Inc.	1,957	244,508
Berkshire Hathaway, Inc., Class B *	29,868	4,298,304
Calamos Asset Management, Inc., Class A	33,022	414,426
Capital One Financial Corp.	17,678	1,294,206
Cash America International, Inc.	2,233	46,446
Discover Financial Services	33,588	1,826,516
Franklin Resources, Inc.	6,945	357,876
Interactive Brokers Group, Inc., Class A	12,338	377,913
Lazard Ltd., Class A	33,473	1,533,063
Manning & Napier, Inc.	58,165	622,947
McGraw Hill Financial, Inc.	7,877	704,519
Morgan Stanley	81,089	2,741,619
Nelnet, Inc., Class A	14,868	650,326
SEI Investments Co.	24,698	992,119
The Bank of New York Mellon Corp.	10,433	375,588
The NASDAQ OMX Group, Inc.	1,507	68,719
Voya Financial, Inc.	31,513	1,229,322

		18,990,985

Insurance 19.2%
American Equity Investment Life Holding Co.	38,081	971,446
American International Group, Inc.	7,943	388,175
AmTrust Financial Services, Inc. (a)	7,395	374,335
Aspen Insurance Holdings Ltd.	16,600	719,112
Assured Guaranty Ltd.	55,367	1,352,062
CNA Financial Corp.	38,072	1,483,285
Genworth Financial, Inc., Class A *	41,513	289,761
Maiden Holdings Ltd.	77,675	970,938
MetLife, Inc.	52,910	2,460,315
Prudential Financial, Inc.	1,024	77,701
Reinsurance Group of America, Inc.	22,635	1,874,404
Symetra Financial Corp.	63,952	1,298,865
The Allstate Corp.	11,899	830,431
The Hanover Insurance Group, Inc.	6,213	428,697
W. R. Berkley Corp.	29,749	1,457,404

		14,976,931

Real Estate 23.8%
Brixmor Property Group, Inc.	24,729	670,156
CBRE Group, Inc., Class A *	31,156	1,007,585
Chambers Street Properties	80,090	676,760
Cousins Properties, Inc.	43,991	485,661
Duke Realty Corp.	94,783	2,069,113
DuPont Fabros Technology, Inc.	11,400	424,764
Equity LifeStyle Properties, Inc.	32,622	1,785,402
First Industrial Realty Trust, Inc.	7,868	170,972
General Growth Properties, Inc.	20,441	616,909
Highwoods Properties, Inc.	6,352	298,544
Host Hotels & Resorts, Inc.	24,500	560,805
Kilroy Realty Corp.	21,790	1,615,728
Regency Centers Corp.	1,634	112,027
Retail Properties of America, Inc., Class A	11,000	194,590
RLJ Lodging Trust	29,807	1,015,524
Saul Centers, Inc.	5,907	337,231
Simon Property Group, Inc.	16,113	3,201,009
SL Green Realty Corp.	15,129	1,906,254
Summit Hotel Properties, Inc.	112,395	1,440,904

		18,589,938

Total Common Stock
(Cost $65,923,451)		76,576,944

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.5% of net assets

Securities Lending Collateral 0.5%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	375,838	375,838

Total Other Investment Company
(Cost $375,838)		375,838

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.3% of net assets

Time Deposits 1.2%
Australia & New Zealand Banking Group Ltd.
0.03%, 02/02/15	183,001	183,001
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/02/15	790,755	790,755

		973,756

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 03/19/15 (b)(c)	10,000	10,000
0.02%, 03/19/15 (b)(c)	30,000	30,000

		40,000

Total Short-Term Investments
(Cost $1,013,755)		1,013,756

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $67,359,939 and the unrealized appreciation and depreciation were $12,078,656 and ($1,472,057), respectively, with a net unrealized appreciation of $10,606,599.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $355,606.
(b)	The rate shown is the purchase yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 03/20/15	10	994,200	(17,971)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$76,576,944	$—	$—	$76,576,944
Other Investment Company[1]	375,838	—	—	375,838
Short-Term Investments[1]	—	1,013,756	—	1,013,756

Total	$76,952,782	$1,013,756	$—	$77,966,538

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($17,971)	$—	$—	($17,971)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46836JAN15

4

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	816,068,436	1,094,696,284
0.2%	Other Investment Company	2,409,786	2,409,786
0.0%	Rights	—	—
0.6%	Short-Term Investments	6,817,238	6,817,249

100.0%	Total Investments	825,295,460	1,103,923,319
(0.0%)	Other Assets and Liabilities, Net		(239,567)

100.0%	Net Assets		1,103,683,752

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Australia 1.0%

Health Care Equipment & Services 0.3%
Cochlear Ltd.	44,285	2,846,348
Ramsay Health Care Ltd.	9,579	440,814

		3,287,162

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
CSL Ltd.	107,593	7,322,081

		10,609,243

Canada 0.6%

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Valeant Pharmaceuticals International, Inc. *	42,257	6,759,852

Denmark 3.9%

Health Care Equipment & Services 1.0%
Coloplast A/S, Class B	137,656	10,850,813

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Novo Nordisk A/S, Class B	724,719	32,301,213

		43,152,026

Finland 0.5%

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Orion Oyj, Class B	161,658	5,329,810

France 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	14,294	727,485

Hong Kong 1.1%

Health Care Equipment & Services 0.0%
Jintian Pharmaceutical Group Ltd. (c)	1,005,000	314,718

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Sino Biopharmaceutical Ltd.	11,416,000	11,404,477
The United Laboratories International Holdings Ltd. *	460,000	226,571

		11,631,048

		11,945,766

Ireland 2.2%

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Actavis plc *	52,500	13,993,350
Horizon Pharma plc *	599,450	9,848,964

		23,842,314

Israel 1.8%

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Taro Pharmaceutical Industries Ltd. *	5,988	997,002
Teva Pharmaceutical Industries Ltd.	322,619	18,322,653

		19,319,655

Italy 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	94,743	1,565,789

Japan 5.4%

Health Care Equipment & Services 0.1%
BML, Inc.	6,600	176,579
Nihon Kohden Corp.	21,800	1,078,335

		1,254,914

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Astellas Pharma, Inc.	1,764,000	27,245,606
Kaken Pharmaceutical Co., Ltd.	212,000	4,511,074
Kissei Pharmaceutical Co., Ltd.	10,500	314,990
KYORIN Holdings, Inc.	38,800	784,490
Otsuka Holdings Co., Ltd.	707,600	21,892,480
Shionogi & Co., Ltd.	119,200	3,576,865

		58,325,505

		59,580,419

Netherlands Antilles 0.0%

Health Care Equipment & Services 0.0%
Orthofix International N.V. *	13,100	399,550

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

New Zealand 0.0%

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	119,694	539,725

Republic of Korea 0.8%

Health Care Equipment & Services 0.2%
Osstem Implant Co., Ltd. *	43,725	1,762,941

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bukwang Pharmaceutical Co., Ltd.	46,299	863,764
Cell Biotech Co., Ltd. *	8,090	431,871
Medy-Tox, Inc.	17,270	5,802,910

		7,098,545

		8,861,486

South Africa 0.5%

Health Care Equipment & Services 0.5%
Netcare Ltd.	1,721,138	5,713,896

Sweden 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Medivir AB, B Shares *	4,603	54,563

Switzerland 5.2%

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d	9,562	1,256,223

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Lonza Group AG - Reg’d *	90,706	10,742,875
Novartis AG - Reg’d	272,003	26,507,432
Roche Holding AG	69,999	18,865,947

		56,116,254

		57,372,477

United Kingdom 3.1%

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
AstraZeneca plc	143,944	10,246,706
Shire plc	334,339	24,402,694

		34,649,400

United States 72.9%

Health Care Equipment & Services 24.3%
Abbott Laboratories	282,900	12,662,604
Aetna, Inc.	186,700	17,142,794
Alere, Inc. *	168,729	6,865,583
Align Technology, Inc. *	67,300	3,570,265
Alliance HealthCare Services, Inc. *	17,700	398,958
AngioDynamics, Inc. *	36,300	698,594
Anika Therapeutics, Inc. *	81,100	3,177,498
Becton, Dickinson & Co.	47,400	6,544,992
Boston Scientific Corp. *	832,900	12,335,249
C.R. Bard, Inc.	165,000	28,219,950
Cardinal Health, Inc.	273,600	22,760,784
Centene Corp. *	213,800	23,338,408
CONMED Corp.	38,100	1,815,084
CorVel Corp. *	22,300	734,562
DaVita HealthCare Partners, Inc. *	44,800	3,362,688
Edwards Lifesciences Corp. *	122,800	15,392,980
Gentiva Health Services, Inc. *	28,100	545,702
Globus Medical, Inc., Class A *	25,600	603,648
Greatbatch, Inc. *	111,928	5,435,224
HCA Holdings, Inc. *	47,800	3,384,240
Health Net, Inc. *	249,400	13,509,998
Hill-Rom Holdings, Inc.	121,900	5,821,944
Hologic, Inc. *	290,200	8,811,923
Kindred Healthcare, Inc.	89,244	1,647,444
LifePoint Hospitals, Inc. *	73,200	4,775,568
McKesson Corp.	101,500	21,583,975
Molina Healthcare, Inc. *	336,300	17,121,033
NuVasive, Inc. *	87,900	4,071,528
Quality Systems, Inc.	186,200	3,033,198
RadNet, Inc. *	79,700	628,833
St. Jude Medical, Inc.	84,300	5,552,841
Stryker Corp.	51,000	4,643,550
The Providence Service Corp. *	64,400	2,511,600
UnitedHealth Group, Inc.	53,100	5,641,875

		268,345,117

Pharmaceuticals, Biotechnology & Life Sciences 48.6%
AbbVie, Inc.	607,400	36,656,590
Acorda Therapeutics, Inc. *	72,600	3,016,530
Affymetrix, Inc. *	413,748	4,567,778
Agilent Technologies, Inc.	26,700	1,008,459
Alexion Pharmaceuticals, Inc. *	2,500	458,100
Allergan, Inc.	71,160	15,602,541
Amgen, Inc.	394,000	59,990,440
Bio-Rad Laboratories, Inc., Class A *	68,000	7,783,960
Biogen Idec, Inc. *	101,500	39,499,740
Bristol-Myers Squibb Co.	97,355	5,867,586
Celgene Corp. *	390,600	46,543,896
Dyax Corp. *	257,200	3,886,292
Emergent Biosolutions, Inc. *	90,900	2,547,927
Gilead Sciences, Inc. *	646,108	67,731,502
Hyperion Therapeutics, Inc. *	93,200	2,357,960
ICON plc *	39,000	2,199,600
Illumina, Inc. *	67,200	13,116,768
Infinity Pharmaceuticals, Inc. *	212,250	3,277,140
Johnson & Johnson	621,200	62,206,968
Ligand Pharmaceuticals, Inc. *	127,129	7,236,183
Merck & Co., Inc.	878,600	52,962,008
PAREXEL International Corp. *	268,721	16,381,232
PDL BioPharma, Inc. (c)	538,500	3,925,665
Pfizer, Inc.	2,282,300	71,321,875
Repligen Corp. *	5,322	129,271
Sagent Pharmaceuticals, Inc. *	109,200	2,803,164
SciClone Pharmaceuticals, Inc. *	62,900	464,202

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zoetis, Inc.	55,800	2,384,334

		535,927,711

		804,272,828

Total Common Stock
(Cost $816,068,436)		1,094,696,284

Other Investment Company 0.2% of net assets

United States 0.2%

Securities Lending Collateral 0.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	2,409,786	2,409,786

Total Other Investment Company
(Cost $2,409,786)		2,409,786

Rights 0.0% of net assets

United States 0.0%

Health Care Equipment & Services 0.0%
Providence Service Corp. CVR *(a)(b)	2,032	—

Total Rights
(Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Bank of Tokyo - Mitsubishi UFJ
US Dollar
0.03%, 02/02/15	4,686,513	4,686,513
Brown Brothers Harriman
Swiss Franc
0.00%, 02/02/15	1,579,981	1,720,737

		6,407,250

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 03/19/15 (d)(e)	410,000	409,999

Total Short-Term Investments
(Cost $6,817,238)		6,817,249

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $825,434,267 and the unrealized appreciation and depreciation were $282,845,742 and ($4,356,690), respectively, with a net unrealized appreciation of $278,489,052.

At 01/31/15, the values of certain foreign securities held by the fund aggregating $258,424,738 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $2,276,116.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

Reg’d —	Registered

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 03/20/15	52	5,169,840	(92,769)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

 3

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Portfolio Holdings (Unaudited) continued

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

4

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$835,274,544	$—	$—	$835,274,544
Australia[1]	—	10,609,243	—	10,609,243
Denmark[1]	—	43,152,026	—	43,152,026
Finland[1]	—	5,329,810	—	5,329,810
France[1]	—	727,485	—	727,485
Hong Kong[1]	—	11,945,766	—	11,945,766
Israel
Pharmaceuticals, Biotechnology & Life Sciences	997,002	18,322,653	—	19,319,655
Italy[1]	—	1,565,789	—	1,565,789
Japan[1]	—	59,580,419	—	59,580,419
New Zealand[1]	—	539,725	—	539,725
Republic of Korea[1]	—	8,861,486	—	8,861,486
South Africa[1]	—	5,713,896	—	5,713,896
Sweden[1]	—	54,563	—	54,563
Switzerland[1]	—	57,372,477	—	57,372,477
United Kingdom[1]	—	34,649,400	—	34,649,400
Other Investment Company[1]	2,409,786	—	—	2,409,786
Rights[1]	—	—	—	—
Short-Term Investments[1]	—	6,817,249	—	6,817,249

Total	$838,681,332	$265,241,987	$—	$1,103,923,319

 5

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($92,769)	$—	$—	($92,769)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46837JAN15

6

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	449,571,231	443,398,107
0.0%	Rights	44,931	45,081
2.6%	Other Investment Company	11,962,702	11,962,702
0.2%	Short-Term Investments	759,990	759,998

101.1%	Total Investments	462,338,854	456,165,888
(1.1%)	Other Assets and Liabilities, Net		(5,029,833)

100.0%	Net Assets		451,136,055

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Australia 6.0%

Banks 1.0%
Westpac Banking Corp.	161,726	4,322,296

Capital Goods 0.0%
Monadelphous Group Ltd.	19,662	123,854

Diversified Financials 0.5%
Challenger Ltd.	228,648	1,112,378
Macquarie Group Ltd.	22,628	1,084,596

		2,196,974

Energy 1.6%
Beach Energy Ltd.	1,360,482	1,012,861
Woodside Petroleum Ltd.	230,826	6,130,503

		7,143,364

Food & Staples Retailing 0.1%
Metcash Ltd.	247,579	279,488

Health Care Equipment & Services 0.2%
Sigma Pharmaceuticals Ltd.	1,363,627	846,212

Insurance 0.1%
Suncorp Group Ltd.	58,512	666,673

Materials 1.7%
Amcor Ltd.	84,840	838,493
BHP Billiton Ltd.	22,271	513,675
CSR Ltd.	335,801	1,037,275
Rio Tinto Ltd.	114,625	5,111,367
Sandfire Resources NL	35,490	117,081

		7,617,891

Telecommunication Services 0.3%
Telstra Corp., Ltd.	267,141	1,347,455

Transportation 0.5%
Qantas Airways Ltd. *	1,172,321	2,362,311

		26,906,518

Belgium 1.6%

Transportation 1.6%
bpost S.A.	280,864	7,390,637

Brazil 0.2%

Banks 0.2%
Banco do Brasil S.A.	114,100	878,526

Canada 1.0%

Automobiles & Components 0.7%
Magna International, Inc.	32,563	3,128,682

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Valeant Pharmaceuticals International, Inc. *	9,500	1,518,939

		4,647,621

China 0.5%

Utilities 0.5%
China Resources Power Holdings Co., Ltd.	772,025	2,161,645

Denmark 3.0%

Capital Goods 0.2%
Vestas Wind Systems A/S *	23,681	920,093

Consumer Durables & Apparel 0.9%
Pandora A/S	54,574	3,901,363

Health Care Equipment & Services 0.4%
Coloplast A/S, Class B	21,447	1,690,572

Materials 0.1%
Novozymes A/S, B Shares	14,296	651,961

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Novo Nordisk A/S, Class B	102,728	4,578,656

Transportation 0.4%
AP Moeller - Maersk A/S, Series B	874	1,766,135

		13,508,780

Finland 0.7%

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Orion Oyj, Class B	94,375	3,111,512

France 7.2%

Banks 1.6%
Credit Agricole S.A.	616,846	7,315,586

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.4%
Safran S.A.	27,973	1,862,997

Consumer Durables & Apparel 0.0%
Hermes International	646	219,233

Energy 1.9%
Technip S.A.	5,028	293,618
Total S.A.	161,270	8,278,080

		8,571,698

Food & Staples Retailing 0.4%
Rallye S.A.	43,009	1,612,682

Insurance 0.3%
CNP Assurances	65,138	1,143,529

Media 0.4%
Technicolor S.A. - Reg’d *	308,823	1,844,819

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Ipsen S.A.	19,161	975,188
Sanofi	63,141	5,817,804

		6,792,992

Telecommunication Services 0.7%
Orange S.A.	181,947	3,201,007

		32,564,543

Germany 9.7%

Automobiles & Components 1.9%
Bayerische Motoren Werke AG	40,417	4,700,117
Continental AG	12,826	2,894,146
Daimler AG - Reg’d	10,757	974,205

		8,568,468

Capital Goods 2.1%
Duerr AG	73,431	6,683,047
Siemens AG - Reg’d	20,027	2,115,589
Wacker Neuson SE	23,144	468,771

		9,267,407

Consumer Durables & Apparel 0.8%
Hugo Boss AG	28,514	3,681,438

Insurance 2.8%
Allianz SE - Reg’d	76,843	12,670,744

Media 1.7%
ProSiebenSat.1 Media AG - Reg’d	164,223	7,269,775
Stroeer Media SE	10,379	302,098

		7,571,873

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Merck KGaA	8,478	847,092

Software & Services 0.2%
United Internet AG - Reg’d	24,892	1,078,326

		43,685,348

Greece 0.1%

Consumer Services 0.1%
OPAP S.A.	37,865	320,001

Hong Kong 3.2%

Diversified Financials 0.4%
Sun Hung Kai & Co., Ltd.	1,964,065	1,766,064

Energy 0.2%
CNOOC Ltd.	806,000	1,069,452

Materials 0.8%
Huabao International Holdings Ltd.	4,648,787	3,663,146

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Sino Biopharmaceutical Ltd.	1,088,000	1,086,902

Real Estate 1.4%
New World Development Co., Ltd.	5,236,000	6,242,611

Utilities 0.1%
Guangdong Investment Ltd.	464,000	622,844

		14,451,019

Israel 0.8%

Diversified Financials 0.3%
Plus500 Ltd.	172,173	1,469,857

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	36,605	2,078,925

		3,548,782

Italy 0.9%

Automobiles & Components 0.6%
Brembo S.p.A.	52,500	1,850,184
Pirelli & C. S.p.A	65,413	927,482

		2,777,666

Banks 0.3%
Banca Popolare Di Milano Scarl *	1,833,210	1,467,434

		4,245,100

Japan 22.1%

Automobiles & Components 1.6%
Fuji Heavy Industries Ltd.	184,390	6,650,448
Mitsubishi Motors Corp.	79,290	670,334

		7,320,782

Banks 3.9%
Resona Holdings, Inc.	1,507,000	7,476,543
Sumitomo Mitsui Financial Group, Inc.	256,900	8,620,750
The Bank of Yokohama Ltd.	277,000	1,494,654

		17,591,947

Capital Goods 1.4%
Hoshizaki Electric Co., Ltd.	12,300	623,589
Minebea Co., Ltd.	101,000	1,558,244
Mitsubishi Electric Corp.	167,000	1,931,477
Nippo Corp.	140,445	2,183,845

		6,297,155

Commercial & Professional Supplies 0.1%
Meitec Corp.	9,500	277,226

Consumer Durables & Apparel 0.4%
Haseko Corp.	228,400	1,855,761

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.2%
Oriental Land Co., Ltd.	3,800	920,705

Diversified Financials 1.0%
Daiwa Securities Group, Inc.	297,000	2,157,932
ORIX Corp.	193,000	2,217,726

		4,375,658

Energy 0.0%
Nippon Gas Co., Ltd.	8,600	211,432

Food, Beverage & Tobacco 1.0%
Japan Tobacco, Inc.	164,800	4,488,601

Health Care Equipment & Services 0.1%
Fukuda Denshi Co., Ltd.	8,000	397,197

Materials 0.7%
Asahi Holdings, Inc.	71,300	1,058,122
Taiheiyo Cement Corp.	661,000	1,939,609

		2,997,731

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Astellas Pharma, Inc.	535,100	8,264,809
Kaken Pharmaceutical Co., Ltd.	38,000	808,589

		9,073,398

Retailing 1.4%
ABC-Mart, Inc.	8,900	443,959
Canon Marketing Japan, Inc.	245,356	4,458,380
T-Gaia Corp.	129,300	1,404,595

		6,306,934

Semiconductors & Semiconductor Equipment 0.1%
Shindengen Electric Manufacturing Co., Ltd.	91,000	488,071

Software & Services 0.9%
Fujitsu Ltd.	531,000	2,806,058
Mixi, Inc.	37,800	1,333,601

		4,139,659

Telecommunication Services 1.5%
Nippon Telegraph & Telephone Corp.	112,200	6,640,752

Transportation 1.4%
Central Japan Railway Co.	20,345	3,488,835
Japan Airlines Co., Ltd.	57,000	1,929,769
West Japan Railway Co.	13,500	694,354

		6,112,958

Utilities 4.4%
Osaka Gas Co., Ltd.	1,454,000	5,731,138
Tohoku Electric Power Co., Inc.	402,800	5,073,923
Tokyo Gas Co., Ltd.	1,536,000	9,162,419

		19,967,480

		99,463,447

Netherlands 4.5%

Capital Goods 0.6%
Koninklijke Boskalis Westminster N.V.	59,325	2,622,670

Food & Staples Retailing 1.9%
Koninklijke Ahold N.V.	475,085	8,574,562

Food, Beverage & Tobacco 1.9%
Unilever N.V. CVA	198,650	8,614,383

Semiconductors & Semiconductor Equipment 0.1%
Be Semiconductor Industries N.V.	33,993	689,930

		20,501,545

New Zealand 0.2%

Transportation 0.2%
Air New Zealand Ltd.	452,846	856,731

Norway 0.5%

Banks 0.2%
SpareBank 1 SMN	114,646	812,552

Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A.	51,390	300,120
Salmar A.S.A.	62,818	969,788

		1,269,908

		2,082,460

Republic of Korea 0.2%

Household & Personal Products 0.1%
Amorepacific Group	406	462,778

Transportation 0.1%
Korea Line Corp. *	17,080	342,193

		804,971

Singapore 2.4%

Banks 0.8%
DBS Group Holdings Ltd.	257,000	3,746,962

Food, Beverage & Tobacco 0.1%
Indofood Agri Resources Ltd.	616,603	322,372

Retailing 0.2%
Jardine Cycle & Carriage Ltd.	29,000	905,152

Transportation 1.3%
ComfortDelGro Corp., Ltd.	2,182,000	4,626,942
Singapore Post Ltd.	878,000	1,388,010

		6,014,952

		10,989,438

Spain 2.5%

Banks 1.8%
Banco Santander S.A.	1,208,023	8,125,246

Capital Goods 0.7%
ACS, Actividades de Construccion y Servicios S.A.	88,655	3,083,397
Sacyr S.A. *	56,644	209,484

		3,292,881

		11,418,127

Sweden 1.5%

Banks 0.2%
Swedbank AB, A Shares	29,907	723,476

Capital Goods 0.1%
Peab AB	48,451	348,468

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.2%
Axfood AB	13,433	815,799

Real Estate 0.4%
Fastighets AB Balder, B Shares *	143,502	2,075,272

Software & Services 0.1%
Net Entertainment NE AB, B Shares *	17,885	566,685

Technology Hardware & Equipment 0.5%
Telefonaktiebolaget LM Ericsson, B Shares	193,260	2,343,134

		6,872,834

Switzerland 9.7%

Capital Goods 0.2%
Geberit AG - Reg’d	1,040	355,310
Rieter Holding AG - Reg’d *	1,894	274,706

		630,016

Consumer Durables & Apparel 0.2%
Forbo Holding AG - Reg’d *	1,015	981,417

Food, Beverage & Tobacco 2.1%
Aryzta AG *	19,796	1,484,094
Nestle S.A. - Reg’d	102,632	7,838,104

		9,322,198

Insurance 4.4%
Helvetia Holding AG - Reg’d	6,826	3,481,882
Swiss Life Holding AG - Reg’d *	38,344	8,556,597
Zurich Insurance Group AG *	23,829	7,901,177

		19,939,656

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Actelion Ltd. - Reg’d *	12,936	1,428,917
Novartis AG - Reg’d	39,866	3,885,050
Roche Holding AG	27,424	7,391,245

		12,705,212

		43,578,499

Taiwan 1.0%

Semiconductors & Semiconductor Equipment 0.1%
Inotera Memories, Inc. *	301,000	430,364

Technology Hardware & Equipment 0.8%
Foxconn Technology Co., Ltd.	446,000	1,207,610
Hon Hai Precision Industry Co., Ltd.	363,000	996,069
Largan Precision Co., Ltd.	8,000	665,260
Pegatron Corp.	264,000	701,997

		3,570,936

Transportation 0.1%
Wan Hai Lines Ltd.	406,000	430,594

		4,431,894

United Kingdom 18.8%

Banks 0.3%
Bank of Georgia Holdings plc	19,106	583,283
HSBC Holdings plc	79,038	723,135

		1,306,418

Consumer Durables & Apparel 0.3%
Persimmon plc *	56,929	1,362,820

Consumer Services 1.1%
Unibet Group plc SDR	81,252	4,836,312

Diversified Financials 0.8%
Investec plc	422,999	3,554,137

Energy 2.6%
BP plc	523,625	3,363,784
Royal Dutch Shell plc, B Shares	269,972	8,547,303

		11,911,087

Food & Staples Retailing 0.3%
Greggs plc	103,069	1,273,043

Food, Beverage & Tobacco 4.7%
British American Tobacco plc	161,839	9,130,313
Unilever plc	278,966	12,283,996

		21,414,309

Household & Personal Products 0.7%
Reckitt Benckiser Group plc	36,229	3,066,236

Insurance 0.1%
Direct Line Insurance Group plc	101,863	477,703

Materials 3.6%
BHP Billiton plc	523,745	11,376,017
Rio Tinto plc	111,253	4,888,788

		16,264,805

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	13,571	966,057
Shire plc	61,754	4,507,293

		5,473,350

Retailing 1.2%
Inchcape plc	61,620	643,677
Next plc	33,743	3,666,787
WH Smith plc	63,690	1,289,941

		5,600,405

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	54,378	847,504

Software & Services 0.2%
Optimal Payments plc *	190,019	983,411

Technology Hardware & Equipment 0.7%
Pace plc	619,319	3,108,114

Telecommunication Services 0.8%
BT Group plc	557,646	3,498,475

		84,978,129

Total Common Stock
(Cost $449,571,231)		443,398,107

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Spain 0.0%

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A. *	88,655	45,081

Total Rights
(Cost $44,931)		45,081

Other Investment Company 2.6% of net assets

Money Market Fund 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	11,962,702	11,962,702

Total Other Investment Company
(Cost $11,962,702)		11,962,702

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.00%, 03/19/15 (a)(b)	270,000	270,008
0.01%, 03/19/15 (a)(b)	250,000	249,997
0.02%, 03/19/15 (a)(b)	240,000	239,993

Total Short-Term Investments
(Cost $759,990)		759,998

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $462,527,175 and the unrealized appreciation and depreciation were $18,954,033 and ($25,315,320), respectively, with a net unrealized depreciation of ($6,361,287).

At 01/31/15, the values of certain foreign securities held by the fund aggregating $432,219,849 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
Reg’d —	Registered
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 03/20/15	60	5,299,800	(22,062)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

6

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$346,020,997	$—	$346,020,997
Brazil[1]	878,526	—	—	878,526
Canada[1]	4,647,621	—	—	4,647,621
Sweden[1]	—	6,057,035	—	6,057,035
Food & Staples Retailing	815,799	—	—	815,799
United Kingdom[1]	—	80,141,817	—	80,141,817
Consumer Services	4,836,312	—	—	4,836,312
Rights
Spain[1]	45,081	—	—	45,081
Other Investment Company[1]	11,962,702	—	—	11,962,702
Short-Term Investments[1]	—	759,998	—	759,998

Total	$23,186,041	$432,979,847	$—	$456,165,888

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($22,062)	$—	$—	($22,062)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $3,112,648 from Level 1 to Level 2 for the period ended January 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46827JAN15

 7

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	3,648,768,623	4,669,672,055
1.4%	Other Investment Companies	68,843,174	68,843,174
0.1%	Short-Term Investments	2,529,954	2,529,992

100.2%	Total Investments	3,720,141,751	4,741,045,221
(0.2%)	Other Assets and Liabilities, Net		(8,303,750)

100.0%	Net Assets		4,732,741,471

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	36,067	1,947,979
Dana Holding Corp.	48,700	1,016,369
Ford Motor Co.	916,441	13,480,847
General Motors Co.	468,068	15,268,378
Harley-Davidson, Inc.	41,454	2,557,712
Johnson Controls, Inc.	198,609	9,229,360
Lear Corp.	29,900	3,000,465
The Goodyear Tire & Rubber Co.	62,190	1,507,486
TRW Automotive Holdings Corp. *	35,025	3,613,529
Visteon Corp. *	16,000	1,551,200

		53,173,325

Banks 5.1%
Bank of America Corp.	3,369,994	51,055,409
BB&T Corp.	172,275	6,079,585
CIT Group, Inc.	30,900	1,354,038
Citigroup, Inc.	675,172	31,699,325
Comerica, Inc.	37,600	1,560,400
Fifth Third Bancorp	201,290	3,482,317
Hudson City Bancorp, Inc.	184,290	1,653,081
Huntington Bancshares, Inc.	166,527	1,668,601
JPMorgan Chase & Co.	1,039,223	56,512,947
KeyCorp	240,757	3,127,433
M&T Bank Corp.	23,414	2,649,528
New York Community Bancorp, Inc.	137,230	2,120,204
People’s United Financial, Inc.	88,977	1,251,906
Regions Financial Corp.	363,025	3,158,317
SunTrust Banks, Inc.	138,460	5,319,633
The PNC Financial Services Group, Inc.	106,635	9,014,923
U.S. Bancorp	329,160	13,795,096
Wells Fargo & Co.	907,463	47,115,479
Zions Bancorp	48,935	1,172,483

		243,790,705

Capital Goods 7.4%
3M Co.	134,161	21,774,330
AECOM *	81,654	2,075,645
AGCO Corp.	42,540	1,843,684
Alliant Techsystems, Inc.	9,620	1,253,582
AMETEK, Inc.	26,400	1,264,560
Armstrong World Industries, Inc. *	21,900	1,110,330
Caterpillar, Inc.	153,437	12,270,357
Cummins, Inc.	41,294	5,758,861
Danaher Corp.	69,056	5,688,833
Deere & Co.	118,993	10,137,014
Dover Corp.	45,475	3,185,069
Eaton Corp. plc	79,716	5,029,282
EMCOR Group, Inc.	29,940	1,208,378
Emerson Electric Co.	224,810	12,800,681
Exelis, Inc.	87,255	1,492,933
Fastenal Co.	43,640	1,937,616
Flowserve Corp.	32,275	1,758,665
Fluor Corp.	86,450	4,632,855
Fortune Brands Home & Security, Inc.	24,600	1,101,834
General Dynamics Corp.	99,916	13,309,810
General Electric Co.	2,474,798	59,122,924
Harsco Corp.	52,535	775,417
Honeywell International, Inc.	128,345	12,547,007
Hubbell, Inc., Class B	12,984	1,376,823
Illinois Tool Works, Inc.	97,134	9,042,204
Ingersoll-Rand plc	79,082	5,251,045
Jacobs Engineering Group, Inc. *	58,840	2,241,804
Joy Global, Inc.	38,700	1,623,078
KBR, Inc.	131,400	2,172,042
Kennametal, Inc.	28,700	901,754
L-3 Communications Holdings, Inc.	59,966	7,383,014
Lincoln Electric Holdings, Inc.	15,500	1,052,605
Lockheed Martin Corp.	78,284	14,746,357
Masco Corp.	79,360	1,971,302
MRC Global, Inc. *	49,900	539,419
Northrop Grumman Corp.	109,633	17,206,899
Oshkosh Corp.	35,920	1,539,172
Owens Corning	50,850	2,036,543
PACCAR, Inc.	77,721	4,671,809
Pall Corp.	17,140	1,658,466
Parker-Hannifin Corp.	45,997	5,356,811
Pentair plc	23,337	1,442,460
Precision Castparts Corp.	16,216	3,244,822
Quanta Services, Inc. *	55,100	1,459,048
Raytheon Co.	121,315	12,137,566
Rockwell Automation, Inc.	20,350	2,216,522
Rockwell Collins, Inc.	34,430	2,947,897
Roper Industries, Inc.	10,300	1,589,702
Snap-on, Inc.	10,700	1,419,997

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SPX Corp.	18,436	1,540,697
Stanley Black & Decker, Inc.	35,503	3,324,856
Textron, Inc.	74,020	3,150,291
The Boeing Co.	98,472	14,314,875
The Timken Co.	33,165	1,260,602
Trinity Industries, Inc.	28,400	751,748
United Rentals, Inc. *	17,800	1,474,730
United Technologies Corp.	237,092	27,213,420
W.W. Grainger, Inc.	14,138	3,334,306
WESCO International, Inc. *	18,200	1,215,032
Xylem, Inc.	31,855	1,086,256

		347,975,641

Commercial & Professional Supplies 0.8%
Cintas Corp.	31,150	2,451,505
Equifax, Inc.	19,430	1,641,058
ManpowerGroup, Inc.	52,090	3,796,319
Nielsen N.V.	31,100	1,354,716
Pitney Bowes, Inc.	99,919	2,396,058
R.R. Donnelley & Sons Co.	183,440	3,021,257
Republic Services, Inc.	89,963	3,569,732
Robert Half International, Inc.	43,310	2,514,579
The ADT Corp. (b)	65,800	2,263,520
The Dun & Bradstreet Corp.	14,540	1,673,699
Tyco International plc	113,187	4,619,161
Waste Management, Inc.	177,514	9,129,545

		38,431,149

Consumer Durables & Apparel 1.1%
Coach, Inc.	126,975	4,722,200
D.R. Horton, Inc.	51,390	1,260,083
Fossil Group, Inc. *	11,600	1,134,480
Garmin Ltd.	37,170	1,946,221
Harman International Industries, Inc.	12,320	1,597,042
Hasbro, Inc.	42,741	2,347,336
Jarden Corp. *	37,872	1,818,613
Leggett & Platt, Inc.	55,217	2,353,901
Mattel, Inc.	108,135	2,908,831
Mohawk Industries, Inc. *	11,735	1,936,744
Newell Rubbermaid, Inc.	68,050	2,509,004
NIKE, Inc., Class B	134,527	12,410,116
NVR, Inc. *	1,529	1,917,718
PVH Corp.	9,900	1,091,574
Ralph Lauren Corp.	15,520	2,590,133
Tupperware Brands Corp.	16,858	1,139,769
VF Corp.	51,280	3,557,294
Whirlpool Corp.	27,155	5,406,017

		52,647,076

Consumer Services 1.7%
Apollo Education Group, Inc. *	104,450	2,638,407
Brinker International, Inc.	30,755	1,797,015
Carnival Corp.	128,010	5,627,320
Chipotle Mexican Grill, Inc. *	1,787	1,268,484
Darden Restaurants, Inc.	52,462	3,220,118
DeVry Education Group, Inc.	26,000	1,102,660
Graham Holdings Co., Class B	2,120	1,982,878
H&R Block, Inc.	54,165	1,856,776
International Game Technology	101,383	1,715,400
Las Vegas Sands Corp.	28,900	1,571,293
Marriott International, Inc., Class A	33,689	2,509,830
McDonald’s Corp.	308,488	28,516,631
MGM Resorts International *	52,315	1,019,096
Royal Caribbean Cruises Ltd.	35,229	2,661,551
Service Corp. International	60,600	1,371,378
Starbucks Corp.	75,790	6,633,899
Starwood Hotels & Resorts Worldwide, Inc.	31,370	2,257,699
Wyndham Worldwide Corp.	34,540	2,894,107
Wynn Resorts Ltd.	14,304	2,116,277
Yum! Brands, Inc.	94,030	6,796,488

		79,557,307

Diversified Financials 3.1%
Ally Financial, Inc. *	69,600	1,302,216
American Express Co.	167,217	13,492,740
Ameriprise Financial, Inc.	31,234	3,902,376
Berkshire Hathaway, Inc., Class B *	257,326	37,031,784
BlackRock, Inc.	13,300	4,528,783
Capital One Financial Corp.	134,332	9,834,446
CME Group, Inc.	46,700	3,983,510
Discover Financial Services	77,022	4,188,456
E*TRADE Financial Corp. *	50,300	1,159,415
Franklin Resources, Inc.	95,909	4,942,191
Invesco Ltd.	60,000	2,203,800
Legg Mason, Inc.	43,520	2,412,749
Leucadia National Corp.	48,800	1,106,296
McGraw Hill Financial, Inc.	57,068	5,104,162
Moody’s Corp.	19,770	1,805,594
Morgan Stanley	220,183	7,444,387
Northern Trust Corp.	38,910	2,543,936
PHH Corp. *	62,958	1,570,172
State Street Corp.	62,836	4,493,402
T. Rowe Price Group, Inc.	46,345	3,648,278
The Bank of New York Mellon Corp.	179,949	6,478,164
The Charles Schwab Corp. (a)	106,515	2,767,260
The Goldman Sachs Group, Inc.	100,709	17,363,239
The NASDAQ OMX Group, Inc.	33,983	1,549,625

		144,856,981

Energy 13.3%
Alpha Natural Resources, Inc. *(b)	483,500	502,840
Anadarko Petroleum Corp.	99,279	8,116,058
Apache Corp.	133,968	8,382,378
Arch Coal, Inc. (b)	449,300	416,636
Baker Hughes, Inc.	127,686	7,404,511
Cameron International Corp. *	46,153	2,066,731
Chesapeake Energy Corp.	235,726	4,521,225
Chevron Corp.	1,060,412	108,724,042
Cimarex Energy Co.	10,845	1,119,204
ConocoPhillips	931,782	58,683,630
CONSOL Energy, Inc.	50,935	1,474,568
Denbury Resources, Inc.	113,500	783,150
Devon Energy Corp.	158,927	9,578,530

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Diamond Offshore Drilling, Inc. (b)	66,220	2,087,917
Dresser-Rand Group, Inc. *	17,200	1,377,376
Energen Corp.	16,910	1,072,432
EOG Resources, Inc.	56,901	5,065,896
EQT Corp.	14,900	1,109,156
Exxon Mobil Corp.	2,368,881	207,087,577
FMC Technologies, Inc. *	35,278	1,322,220
Halliburton Co.	201,870	8,072,781
Helmerich & Payne, Inc.	14,795	881,190
Hess Corp.	149,204	10,069,778
HollyFrontier Corp.	90,502	3,250,832
Kinder Morgan, Inc.	98,400	4,039,320
Marathon Oil Corp.	419,219	11,151,225
Marathon Petroleum Corp.	142,831	13,224,722
Murphy Oil Corp.	158,550	7,120,481
Nabors Industries Ltd.	143,200	1,648,232
National Oilwell Varco, Inc.	109,801	5,976,468
Newfield Exploration Co. *	45,307	1,349,243
Noble Energy, Inc.	43,170	2,060,936
Occidental Petroleum Corp.	241,600	19,328,000
Oceaneering International, Inc.	18,900	989,604
Oil States International, Inc. *	19,400	796,758
ONEOK, Inc.	44,820	1,973,425
Patterson-UTI Energy, Inc.	64,600	1,108,536
Peabody Energy Corp. (b)	236,045	1,470,560
Phillips 66	446,408	31,391,411
Pioneer Natural Resources Co.	9,000	1,354,770
QEP Resources, Inc.	61,542	1,244,379
Schlumberger Ltd.	231,163	19,045,520
SEACOR Holdings, Inc. *	17,700	1,273,515
Seadrill Ltd. (b)	159,500	1,713,030
Southwestern Energy Co. *	45,340	1,123,979
Spectra Energy Corp.	130,260	4,355,894
Tesoro Corp.	86,292	7,052,645
The Williams Cos., Inc.	100,409	4,403,939
Valero Energy Corp.	430,366	22,757,754
Western Refining, Inc.	27,300	1,013,649
World Fuel Services Corp.	86,200	4,221,214
WPX Energy, Inc. *	135,391	1,443,268

		627,803,135

Food & Staples Retailing 4.6%
Casey’s General Stores, Inc.	18,712	1,708,406
Costco Wholesale Corp.	169,863	24,288,710
CVS Health Corp.	508,616	49,925,747
SUPERVALU, Inc. *	241,620	2,353,379
Sysco Corp.	301,639	11,815,200
The Kroger Co.	266,434	18,397,268
United Natural Foods, Inc. *	18,100	1,398,768
Wal-Mart Stores, Inc.	906,472	77,031,990
Walgreens Boots Alliance, Inc.	345,582	25,486,672
Whole Foods Market, Inc.	82,800	4,313,466

		216,719,606

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	473,816	25,159,630
Archer-Daniels-Midland Co.	381,974	17,811,448
Brown-Forman Corp., Class B	22,877	2,033,079
Bunge Ltd.	133,236	11,928,619
Campbell Soup Co.	62,530	2,860,122
Coca-Cola Enterprises, Inc.	98,895	4,163,479
ConAgra Foods, Inc.	175,720	6,225,760
Constellation Brands, Inc., Class A *	16,220	1,791,499
Dr Pepper Snapple Group, Inc.	60,441	4,670,276
General Mills, Inc.	168,018	8,817,585
Hormel Foods Corp.	34,039	1,743,478
Ingredion, Inc.	22,600	1,822,464
Kellogg Co.	67,337	4,415,960
Kraft Foods Group, Inc.	131,074	8,564,375
Lorillard, Inc.	97,554	6,400,518
McCormick & Co., Inc. - Non Voting Shares	24,378	1,740,345
Mead Johnson Nutrition Co.	15,200	1,497,048
Molson Coors Brewing Co., Class B	24,980	1,896,731
Mondelez International, Inc., Class A	457,295	16,115,076
Monster Beverage Corp. *	14,300	1,672,385
PepsiCo, Inc.	372,363	34,920,202
Philip Morris International, Inc.	469,288	37,655,669
Reynolds American, Inc.	84,527	5,743,610
The Coca-Cola Co.	775,643	31,933,222
The Hershey Co.	19,512	1,994,321
The JM Smucker Co.	35,325	3,643,774
Tyson Foods, Inc., Class A	154,615	6,036,170

		253,256,845

Health Care Equipment & Services 6.2%
Abbott Laboratories	328,763	14,715,432
Aetna, Inc.	150,391	13,808,902
AmerisourceBergen Corp.	103,967	9,882,063
Anthem, Inc.	252,050	34,016,668
Baxter International, Inc.	151,053	10,620,536
Becton, Dickinson & Co.	60,421	8,342,932
Boston Scientific Corp. *	315,965	4,679,442
C.R. Bard, Inc.	18,800	3,215,364
Cardinal Health, Inc.	168,267	13,998,132
CareFusion Corp. *	41,715	2,473,700
Catamaran Corp. *	21,600	1,078,056
Cigna Corp.	41,309	4,413,041
Community Health Systems, Inc. *	58,062	2,732,978
DaVita HealthCare Partners, Inc. *	28,220	2,118,193
DENTSPLY International, Inc.	24,735	1,237,368
Express Scripts Holding Co. *	132,307	10,678,498
HCA Holdings, Inc. *	163,474	11,573,959
Health Net, Inc. *	76,970	4,169,465
Henry Schein, Inc. *	21,252	2,934,264
Humana, Inc.	73,070	10,700,371
Intuitive Surgical, Inc. *	2,479	1,225,816
Laboratory Corp. of America Holdings *	20,799	2,387,309
LifePoint Hospitals, Inc. *	20,730	1,352,425
Magellan Health, Inc. *	24,100	1,448,892
McKesson Corp.	85,317	18,142,660
Medtronic plc	316,536	22,600,670
Omnicare, Inc.	39,210	2,939,966
Owens & Minor, Inc.	53,802	1,841,642

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Patterson Cos., Inc.	33,275	1,666,745
Quest Diagnostics, Inc.	72,252	5,134,950
St. Jude Medical, Inc.	69,860	4,601,678
Stryker Corp.	65,918	6,001,834
Tenet Healthcare Corp. *	31,493	1,331,524
UnitedHealth Group, Inc.	396,996	42,180,825
Universal Health Services, Inc., Class B	17,648	1,809,449
Varian Medical Systems, Inc. *	22,003	2,036,598
WellCare Health Plans, Inc. *	19,500	1,420,575
Zimmer Holdings, Inc.	50,224	5,630,110

		291,143,032

Household & Personal Products 2.2%
Avon Products, Inc.	287,925	2,228,540
Church & Dwight Co., Inc.	20,900	1,691,228
Colgate-Palmolive Co.	181,868	12,279,727
Energizer Holdings, Inc.	12,320	1,577,083
Herbalife Ltd. (b)	28,500	868,680
Kimberly-Clark Corp.	87,001	9,392,628
The Clorox Co.	31,220	3,331,486
The Estee Lauder Cos., Inc., Class A	28,134	1,985,979
The Procter & Gamble Co.	849,635	71,615,734

		104,971,085

Insurance 3.1%
ACE Ltd.	61,504	6,639,972
Aflac, Inc.	119,898	6,843,778
American Financial Group, Inc.	28,740	1,668,070
American International Group, Inc.	180,342	8,813,314
Aon plc	46,336	4,172,557
Arch Capital Group Ltd. *	39,075	2,265,178
Assurant, Inc.	42,855	2,721,721
Axis Capital Holdings Ltd.	51,550	2,623,895
Cincinnati Financial Corp.	48,480	2,448,725
Everest Re Group Ltd.	13,925	2,386,466
FNF Group	67,684	2,375,708
Genworth Financial, Inc., Class A *	150,800	1,052,584
HCC Insurance Holdings, Inc.	25,900	1,381,506
Lincoln National Corp.	43,280	2,163,134
Loews Corp.	114,889	4,395,653
Marsh & McLennan Cos., Inc.	95,720	5,146,864
MetLife, Inc.	152,518	7,092,087
PartnerRe Ltd.	23,556	2,694,806
Principal Financial Group, Inc.	44,871	2,105,796
Prudential Financial, Inc.	87,937	6,672,660
Reinsurance Group of America, Inc.	19,100	1,581,671
RenaissanceRe Holdings Ltd.	21,425	2,048,873
The Allstate Corp.	126,643	8,838,415
The Chubb Corp.	111,329	10,899,109
The Hartford Financial Services Group, Inc.	151,827	5,906,070
The Progressive Corp.	240,845	6,249,928
The Travelers Cos., Inc.	248,272	25,527,327
Torchmark Corp.	38,965	1,950,978
Unum Group	98,825	3,069,504
W. R. Berkley Corp.	45,363	2,222,333
White Mountains Insurance Group Ltd.	2,629	1,694,601
XL Group plc	55,885	1,927,474

		147,580,757

Materials 3.7%
Air Products & Chemicals, Inc.	46,785	6,812,364
Airgas, Inc.	18,900	2,128,896
Albemarle Corp.	30,585	1,476,032
Alcoa, Inc.	496,530	7,770,694
Allegheny Technologies, Inc.	42,011	1,198,574
AptarGroup, Inc.	17,900	1,129,669
Ashland, Inc.	17,535	2,078,248
Avery Dennison Corp.	39,000	2,038,530
Ball Corp.	47,680	3,019,574
Bemis Co., Inc.	42,138	1,866,713
Celanese Corp., Series A	28,700	1,542,912
CF Industries Holdings, Inc.	12,571	3,838,932
Cliffs Natural Resources, Inc. (b)	190,500	1,223,010
Commercial Metals Co.	100,245	1,345,288
Crown Holdings, Inc. *	24,400	1,081,164
Domtar Corp.	60,482	2,316,461
E.I. du Pont de Nemours & Co.	172,586	12,289,849
Eastman Chemical Co.	35,020	2,482,568
Ecolab, Inc.	23,391	2,427,284
FMC Corp.	23,280	1,338,600
Freeport-McMoRan, Inc.	495,640	8,331,708
Huntsman Corp.	69,415	1,524,353
International Flavors & Fragrances, Inc.	12,035	1,277,034
International Paper Co.	149,693	7,882,833
LyondellBasell Industries N.V., Class A	129,380	10,232,664
MeadWestvaco Corp.	55,540	2,792,551
Monsanto Co.	78,269	9,234,177
Newmont Mining Corp.	320,411	8,058,337
Nucor Corp.	143,016	6,242,648
Owens-Illinois, Inc. *	62,945	1,469,766
Packaging Corp. of America	16,521	1,253,118
PPG Industries, Inc.	25,900	5,772,592
Praxair, Inc.	62,695	7,560,390
Reliance Steel & Aluminum Co.	39,620	2,074,899
Rock-Tenn Co., Class A	25,200	1,635,480
RPM International, Inc.	30,365	1,453,269
Sealed Air Corp.	45,275	1,833,638
Sigma-Aldrich Corp.	19,230	2,644,510
Sonoco Products Co.	40,055	1,770,431
Southern Copper Corp.	51,697	1,410,294
Steel Dynamics, Inc.	113,250	1,929,780
The Dow Chemical Co.	302,568	13,663,971
The Mosaic Co.	139,631	6,798,633
The Sherwin-Williams Co.	10,265	2,784,587
The Valspar Corp.	18,250	1,522,598
United States Steel Corp. (b)	99,604	2,434,322
Vulcan Materials Co.	22,423	1,581,046

		174,574,991

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 3.5%
Cablevision Systems Corp., Class A	116,965	2,212,978
CBS Corp., Class B - Non Voting Shares	125,821	6,896,249
Charter Communications, Inc., Class A *	16,600	2,508,509
Comcast Corp., Class A	479,957	25,507,315
DIRECTV *	214,555	18,297,251
Discovery Communications, Inc., Class A *	77,041	2,233,033
Discovery Communications, Inc., Class C *	90,367	2,519,432
DISH Network Corp., Class A *	34,735	2,443,607
Gannett Co., Inc.	86,830	2,692,598
News Corp., Class A *	136,600	2,033,974
Omnicom Group, Inc.	75,013	5,460,946
Scripps Networks Interactive, Inc., Class A	17,900	1,272,511
The Interpublic Group of Cos., Inc.	96,105	1,916,334
The Walt Disney Co.	325,262	29,585,832
Thomson Reuters Corp.	120,157	4,614,029
Time Warner Cable, Inc.	86,001	11,707,316
Time Warner, Inc.	303,633	23,662,120
Twenty-First Century Fox, Inc., Class A	362,121	12,007,932
Viacom, Inc., Class B	143,098	9,218,373

		166,790,339

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	165,822	10,007,358
Actavis plc *	11,606	3,093,463
Agilent Technologies, Inc.	60,236	2,275,114
Allergan, Inc.	19,630	4,304,074
Amgen, Inc.	175,923	26,786,036
Biogen Idec, Inc. *	11,950	4,650,462
Bristol-Myers Squibb Co.	338,261	20,386,990
Celgene Corp. *	46,656	5,559,529
Covance, Inc. *	14,523	1,542,488
Eli Lilly & Co.	259,081	18,653,832
Endo International plc *	18,100	1,440,941
Gilead Sciences, Inc. *	116,387	12,200,849
Hospira, Inc. *	33,150	2,102,705
Johnson & Johnson	562,107	56,289,395
Merck & Co., Inc.	589,962	35,562,909
Mettler-Toledo International, Inc. *	5,100	1,550,145
Mylan, Inc. *	49,075	2,608,336
Pfizer, Inc.	1,951,304	60,978,250
Thermo Fisher Scientific, Inc.	46,745	5,852,941
Waters Corp. *	14,800	1,761,940
Zoetis, Inc.	55,700	2,380,061

		279,987,818

Real Estate 1.4%
American Capital Agency Corp.	46,300	997,765
American Tower Corp.	25,865	2,507,612
Annaly Capital Management, Inc.	446,061	4,710,404
Apartment Investment & Management Co., Class A	36,154	1,441,099
AvalonBay Communities, Inc.	10,299	1,781,624
Boston Properties, Inc.	16,490	2,288,812
Crown Castle International Corp.	20,580	1,780,376
Equity Residential	41,245	3,201,025
General Growth Properties, Inc.	59,100	1,783,638
HCP, Inc.	57,865	2,736,436
Health Care REIT, Inc.	22,800	1,868,460
Hospitality Properties Trust	43,961	1,432,689
Host Hotels & Resorts, Inc.	101,678	2,327,409
Iron Mountain, Inc.	58,579	2,333,787
Kimco Realty Corp.	60,860	1,682,779
Plum Creek Timber Co., Inc.	40,895	1,820,645
Prologis, Inc.	38,400	1,733,376
Public Storage	15,130	3,038,709
Rayonier, Inc.	38,002	1,115,359
Simon Property Group, Inc.	28,711	5,703,727
The Macerich Co.	15,697	1,350,099
Ventas, Inc.	33,778	2,695,822
Vornado Realty Trust	28,941	3,196,244
Weyerhaeuser Co.	295,042	10,577,256

		64,105,152

Retailing 5.5%
Aaron’s, Inc.	42,000	1,329,720
Abercrombie & Fitch Co., Class A	53,778	1,372,415
Advance Auto Parts, Inc.	13,145	2,090,055
Amazon.com, Inc. *	15,450	5,477,489
American Eagle Outfitters, Inc.	169,835	2,384,483
AutoNation, Inc. *	30,200	1,800,524
AutoZone, Inc. *	3,221	1,922,808
Bed Bath & Beyond, Inc. *	85,805	6,415,640
Best Buy Co., Inc.	299,276	10,534,515
Big Lots, Inc.	52,765	2,422,441
CarMax, Inc. *	35,307	2,192,565
Core-Mark Holding Co., Inc.	30,965	2,064,746
CST Brands, Inc.	87,100	3,754,010
Dick’s Sporting Goods, Inc.	28,200	1,456,530
Dillard’s, Inc., Class A	15,975	1,814,760
Dollar General Corp. *	71,700	4,808,202
Dollar Tree, Inc. *	56,134	3,991,127
Expedia, Inc.	16,465	1,414,837
Family Dollar Stores, Inc.	30,362	2,310,548
Foot Locker, Inc.	50,295	2,676,700
GameStop Corp., Class A (b)	97,790	3,447,098
Genuine Parts Co.	48,300	4,489,002
Guess?, Inc.	47,600	893,928
J.C. Penney Co., Inc. *(b)	518,010	3,765,933
Kohl’s Corp.	168,445	10,059,535
L Brands, Inc.	60,520	5,121,808
Liberty Interactive Corp., Class A *	127,025	3,475,404
Lowe’s Cos., Inc.	439,245	29,763,241
Macy’s, Inc.	112,936	7,214,352
Murphy USA, Inc. *	78,200	5,459,142
Nordstrom, Inc.	45,855	3,494,151
O’Reilly Automotive, Inc. *	18,430	3,453,045
PetSmart, Inc.	40,040	3,271,468
Rent-A-Center, Inc.	55,170	1,891,228

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ross Stores, Inc.	37,690	3,456,550
Sears Holdings Corp. *(b)	72,349	2,303,592
Signet Jewelers Ltd.	15,900	1,925,649
Staples, Inc.	729,456	12,437,225
Target Corp.	403,083	29,670,940
The Gap, Inc.	135,875	5,596,691
The Home Depot, Inc.	358,243	37,407,734
The Priceline Group, Inc. *	1,684	1,699,964
The TJX Cos., Inc.	168,688	11,123,287
Tiffany & Co.	18,335	1,588,544
Tractor Supply Co.	22,700	1,842,559
Urban Outfitters, Inc. *	36,054	1,256,842
Williams-Sonoma, Inc.	26,645	2,084,971

		260,427,998

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	45,650	1,503,026
Analog Devices, Inc.	57,165	2,978,582
Applied Materials, Inc.	321,026	7,332,234
Avago Technologies Ltd.	17,300	1,779,824
Broadcom Corp., Class A	97,827	4,151,289
Intel Corp.	1,897,576	62,695,911
KLA-Tencor Corp.	39,580	2,432,983
Lam Research Corp.	25,990	1,986,676
Linear Technology Corp.	35,455	1,593,348
Marvell Technology Group Ltd.	151,330	2,344,102
Maxim Integrated Products, Inc.	78,700	2,604,183
Microchip Technology, Inc.	37,380	1,685,838
Micron Technology, Inc. *	132,012	3,863,331
NVIDIA Corp.	89,937	1,727,240
Texas Instruments, Inc.	290,109	15,506,326
Xilinx, Inc.	46,220	1,782,936

		115,967,829

Software & Services 6.3%
Accenture plc, Class A	125,265	10,526,018
Activision Blizzard, Inc.	111,100	2,321,435
Adobe Systems, Inc. *	53,207	3,731,407
Alliance Data Systems Corp. *	7,980	2,304,863
Amdocs Ltd.	49,200	2,370,456
AOL, Inc. *	66,580	2,879,585
Autodesk, Inc. *	25,100	1,355,526
Automatic Data Processing, Inc.	86,319	7,123,907
Booz Allen Hamilton Holding Corp.	34,700	1,010,117
Broadridge Financial Solutions, Inc.	30,500	1,463,695
CA, Inc.	99,505	3,015,002
CACI International, Inc., Class A *	16,024	1,355,470
Citrix Systems, Inc. *	23,563	1,396,343
Cognizant Technology Solutions Corp., Class A *	54,500	2,950,085
Computer Sciences Corp.	70,045	4,250,331
CoreLogic, Inc. *	64,600	2,144,720
eBay, Inc. *	154,227	8,174,031
Electronic Arts, Inc. *	29,708	1,629,781
Facebook, Inc., Class A *	18,400	1,396,744
Fidelity National Information Services, Inc.	72,823	4,546,340
Fiserv, Inc. *	52,038	3,774,316
Google, Inc., Class A *	16,489	8,863,662
Google, Inc., Class C *	16,523	8,831,874
IAC/InterActiveCorp	26,062	1,588,479
International Business Machines Corp.	375,301	57,537,396
Intuit, Inc.	44,522	3,865,400
Leidos Holdings, Inc.	60,000	2,484,000
MasterCard, Inc., Class A	74,938	6,147,164
Microsoft Corp.	1,997,928	80,716,291
Oracle Corp.	636,644	26,669,017
Paychex, Inc.	58,359	2,641,328
Science Applications International Corp.	18,000	878,040
Symantec Corp.	214,945	5,324,188
Teradata Corp. *	32,100	1,430,376
The Western Union Co.	250,110	4,251,870
Total System Services, Inc.	44,270	1,565,830
Visa, Inc., Class A	21,853	5,570,548
Xerox Corp.	557,426	7,341,300
Yahoo! Inc. *	88,305	3,884,537

		299,311,472

Technology Hardware & Equipment 4.8%
Amphenol Corp., Class A	43,700	2,347,127
Anixter International, Inc. *	12,920	973,651
Apple, Inc.	510,357	59,793,426
Arrow Electronics, Inc. *	67,825	3,733,088
Avnet, Inc.	100,000	4,162,000
Cisco Systems, Inc.	1,486,251	39,185,008
Corning, Inc.	321,771	7,648,497
EMC Corp.	350,543	9,089,580
Harris Corp.	41,125	2,760,721
Hewlett-Packard Co.	1,530,691	55,303,866
Ingram Micro, Inc., Class A *	206,151	5,190,882
Jabil Circuit, Inc.	131,495	2,710,112
Juniper Networks, Inc.	133,170	3,026,954
Lexmark International, Inc., Class A	35,545	1,418,601
Motorola Solutions, Inc.	70,872	4,423,122
NetApp, Inc.	45,830	1,732,374
QUALCOMM, Inc.	172,755	10,790,277
SanDisk Corp.	23,765	1,804,001
SYNNEX Corp.	20,795	1,542,781
Tech Data Corp. *	65,640	3,748,044
Vishay Intertechnology, Inc.	79,540	1,083,335
Western Digital Corp.	40,088	3,897,756

		226,365,203

Telecommunication Services 3.7%
AT&T, Inc.	3,003,431	98,872,948
CenturyLink, Inc.	230,907	8,582,813
Frontier Communications Corp.	619,998	4,163,286
Sprint Corp. *	537,692	2,312,076
Telephone & Data Systems, Inc.	83,627	1,944,328
Verizon Communications, Inc.	1,205,449	55,101,074
Windstream Holdings, Inc.	412,800	3,281,760

		174,258,285

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.7%
Avis Budget Group, Inc. *	43,390	2,486,681
C.H. Robinson Worldwide, Inc.	65,344	4,653,800
CSX Corp.	331,133	11,026,729
Expeditors International of Washington, Inc.	65,325	2,853,396
FedEx Corp.	91,633	15,496,056
Hertz Global Holdings, Inc. *	127,900	2,624,508
J.B. Hunt Transport Services, Inc.	16,245	1,293,264
Kansas City Southern	11,087	1,220,568
Norfolk Southern Corp.	69,579	7,094,971
Ryder System, Inc.	26,420	2,187,312
Union Pacific Corp.	149,135	17,480,113
United Parcel Service, Inc., Class B	126,541	12,507,312

		80,924,710

Utilities 4.8%
AES Corp.	388,840	4,751,625
AGL Resources, Inc.	27,414	1,545,601
Alliant Energy Corp.	33,275	2,282,998
Ameren Corp.	118,590	5,369,755
American Electric Power Co., Inc.	171,101	10,746,854
American Water Works Co., Inc.	40,600	2,279,284
Atmos Energy Corp.	36,960	2,103,394
Calpine Corp. *	115,050	2,402,244
CenterPoint Energy, Inc.	160,370	3,702,943
CMS Energy Corp.	89,405	3,373,251
Consolidated Edison, Inc.	121,302	8,403,803
Dominion Resources, Inc.	150,380	11,562,718
DTE Energy Co.	61,730	5,534,712
Duke Energy Corp.	160,977	14,027,536
Edison International	111,576	7,603,904
Entergy Corp.	111,770	9,780,993
Exelon Corp.	432,473	15,586,327
FirstEnergy Corp.	259,265	10,456,158
Great Plains Energy, Inc.	56,470	1,669,818
Integrys Energy Group, Inc.	36,735	2,979,209
MDU Resources Group, Inc.	65,858	1,489,049
National Fuel Gas Co.	19,045	1,208,024
NextEra Energy, Inc.	99,059	10,821,205
NiSource, Inc.	82,635	3,574,790
Northeast Utilities	58,815	3,268,938
NRG Energy, Inc.	139,982	3,451,956
OGE Energy Corp.	50,384	1,772,509
Pepco Holdings, Inc.	114,065	3,131,084
PG&E Corp.	175,411	10,315,921
Pinnacle West Capital Corp.	42,185	2,960,543
PPL Corp.	189,975	6,744,113
Public Service Enterprise Group, Inc.	211,722	9,036,295
SCANA Corp.	47,159	3,007,329
Sempra Energy	59,415	6,649,727
TECO Energy, Inc.	107,025	2,282,843
The Southern Co.	291,406	14,780,112
UGI Corp.	54,280	2,007,817
Vectren Corp.	28,000	1,341,760
Westar Energy, Inc.	42,270	1,805,774
Wisconsin Energy Corp.	50,123	2,795,360
Xcel Energy, Inc.	171,685	6,443,338

		225,051,614

Total Common Stock
(Cost $3,648,768,623)		4,669,672,055

Other Investment Companies 1.4% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	51,989,769	51,989,769

Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	16,853,405	16,853,405

Total Other Investment Companies
(Cost $68,843,174)		68,843,174

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 03/19/15 (c)(d)	875,000	874,998
0.01%, 03/19/15 (c)(d)	500,000	499,992
0.02%, 03/19/15 (c)(d)	930,000	929,973
0.03%, 03/19/15 (c)(d)	225,000	225,029

Total Short-Term Investments
(Cost $2,529,954)		2,529,992

End of Investments.

At 01/31/15, tax basis cost of the fund’s investments was $3,735,963,503 and the unrealized appreciation and depreciation were $1,078,018,701 and ($72,936,983), respectively, with a net unrealized appreciation of $1,005,081,718.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $17,535,563. Non-Cash Collateral pledged to the fund for securities on loan amounted to $1,145,735.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 03/20/15	580	57,663,600	(973,711)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$4,669,672,055	$—	$—	$4,669,672,055
Other Investment Companies[1]	68,843,174	—	—	68,843,174
Short-Term Investments[1]	—	2,529,992	—	2,529,992

Total	$4,738,515,229	$2,529,992	$—	$4,741,045,221

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($973,711)	$—	$—	($973,711)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46846JAN15

 9

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	1,083,442,666	1,327,112,648
0.0%	Rights	266,857	266,364
3.6%	Other Investment Companies	48,467,408	48,467,408
0.1%	Short-Term Investments	1,254,972	1,254,996

102.2%	Total Investments	1,133,431,903	1,377,101,416
(2.2%)	Other Assets and Liabilities, Net		(29,994,718)

100.0%	Net Assets		1,347,106,698

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Automobiles & Components 0.9%
Cooper Tire & Rubber Co.	77,600	2,699,704
Drew Industries, Inc. *	16,395	824,341
Gentex Corp.	132,400	2,209,756
Modine Manufacturing Co. *	48,600	592,434
Standard Motor Products, Inc.	13,200	481,272
Superior Industries International, Inc.	44,460	811,395
Tenneco, Inc. *	27,600	1,419,192
Thor Industries, Inc.	51,100	2,879,485
Tower International, Inc. *	17,000	402,390

		12,319,969

Banks 4.4%
Associated Banc-Corp.	109,400	1,839,014
Astoria Financial Corp.	83,100	1,016,313
BancorpSouth, Inc.	56,500	1,121,525
Bank of Hawaii Corp.	36,700	2,072,082
BankUnited, Inc.	43,700	1,208,742
BOK Financial Corp.	15,400	833,294
Capitol Federal Financial, Inc.	115,486	1,438,956
Cathay General Bancorp	36,200	864,818
City National Corp.	19,600	1,699,124
Commerce Bancshares, Inc.	49,389	1,975,560
Community Bank System, Inc.	17,900	601,977
Cullen/Frost Bankers, Inc.	24,900	1,551,270
CVB Financial Corp.	49,680	725,825
East West Bancorp, Inc.	44,400	1,606,392
EverBank Financial Corp.	31,600	551,420
F.N.B. Corp.	91,300	1,095,600
First Citizens BancShares, Inc., Class A	3,700	902,985
First Financial Bancorp	54,900	906,948
First Financial Bankshares, Inc. (a)	15,000	370,500
First Horizon National Corp.	143,300	1,861,467
First Niagara Financial Group, Inc.	253,400	2,057,608
First Republic Bank	33,300	1,695,636
FirstMerit Corp.	80,901	1,325,563
Fulton Financial Corp.	133,400	1,487,410
Glacier Bancorp, Inc.	31,180	694,379
Hancock Holding Co.	33,800	882,518
Iberiabank Corp.	7,500	409,575
International Bancshares Corp.	38,800	873,388
MB Financial, Inc.	26,545	754,143
National Penn Bancshares, Inc.	48,300	468,510
NBT Bancorp, Inc.	33,055	760,595
Northwest Bancshares, Inc.	90,492	1,067,806
Old National Bancorp	53,725	720,452
Popular, Inc. *	115,400	3,557,782
Prosperity Bancshares, Inc.	17,800	815,062
Provident Financial Services, Inc.	38,190	662,978
Signature Bank *	6,300	737,919
Susquehanna Bancshares, Inc.	108,500	1,368,185
SVB Financial Group *	8,800	993,520
Synovus Financial Corp.	83,000	2,138,910
TCF Financial Corp.	138,100	2,030,070
Trustmark Corp.	54,100	1,155,576
UMB Financial Corp.	15,601	756,960
Umpqua Holdings Corp.	51,300	795,663
United Bankshares, Inc.	30,895	1,044,560
Valley National Bancorp	194,400	1,765,152
Washington Federal, Inc.	64,800	1,286,928
Webster Financial Corp.	41,400	1,263,942
Westamerica Bancorp	17,970	731,020
Wintrust Financial Corp.	15,940	692,912

		59,238,534

Capital Goods 10.7%
A.O. Smith Corp.	30,900	1,835,769
AAR Corp.	53,480	1,532,737
Actuant Corp., Class A	46,800	1,081,548
Acuity Brands, Inc.	17,200	2,578,108
Aegion Corp. *	37,115	568,602
Air Lease Corp.	14,100	492,654
Aircastle Ltd.	75,700	1,518,542
Albany International Corp., Class A	20,700	706,491
Allegion plc	41,100	2,219,811
Allison Transmission Holdings, Inc.	41,800	1,309,176
American Science & Engineering, Inc.	8,300	385,120
Apogee Enterprises, Inc.	24,195	1,046,676
Applied Industrial Technologies, Inc.	57,320	2,317,448
Astec Industries, Inc.	21,550	766,318
AZZ, Inc.	10,800	455,652
B/E Aerospace, Inc. *	29,200	1,703,236
Barnes Group, Inc.	39,265	1,348,753
Beacon Roofing Supply, Inc. *	46,880	1,110,587
Briggs & Stratton Corp.	87,000	1,601,670

 1

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Carlisle Cos., Inc.	38,600	3,461,648
Chart Industries, Inc. *	15,010	427,785
Chicago Bridge & Iron Co., N.V.	46,498	1,604,646
CIRCOR International, Inc.	11,590	572,430
CLARCOR, Inc.	33,425	2,090,065
Colfax Corp. *	9,600	434,976
Comfort Systems USA, Inc.	44,000	732,600
Crane Co.	32,500	1,980,875
Cubic Corp.	18,990	992,987
Curtiss-Wright Corp.	29,200	1,942,676
DigitalGlobe, Inc. *	22,000	591,580
Donaldson Co., Inc.	71,700	2,621,352
Dycom Industries, Inc. *	37,770	1,163,694
Encore Wire Corp.	30,440	932,377
EnerSys	32,600	1,903,188
Engility Holdings, Inc. *	21,600	861,840
EnPro Industries, Inc. *	12,270	727,979
ESCO Technologies, Inc.	24,300	875,286
Esterline Technologies Corp. *	15,300	1,714,977
Franklin Electric Co., Inc.	23,360	799,146
GATX Corp.	42,500	2,428,875
Generac Holdings, Inc. *	36,500	1,596,510
General Cable Corp.	153,100	1,751,464
Graco, Inc.	22,440	1,598,626
GrafTech International Ltd. *	193,900	703,857
Granite Construction, Inc.	59,000	2,010,720
Griffon Corp.	42,200	619,918
H&E Equipment Services, Inc.	29,020	509,011
HEICO Corp.	16,412	995,880
Hexcel Corp.	37,185	1,644,693
Hillenbrand, Inc.	40,500	1,272,105
Huntington Ingalls Industries, Inc.	25,300	2,949,980
Hyster-Yale Materials Handling, Inc.	7,000	438,550
IDEX Corp.	35,400	2,561,190
ITT Corp.	74,300	2,660,683
Kaman Corp.	25,280	961,146
Layne Christensen Co. *(a)	80,200	648,818
Lennox International, Inc.	38,000	3,735,780
Lindsay Corp. (a)	5,700	492,594
Masonite International Corp. *	15,300	959,616
MasTec, Inc. *	45,610	844,697
Meritor, Inc. *	62,200	796,160
Moog, Inc., Class A *	27,700	1,947,310
MSC Industrial Direct Co., Inc., Class A	29,500	2,214,565
Mueller Industries, Inc.	92,700	2,909,853
Mueller Water Products, Inc., Class A	101,700	1,040,391
MYR Group, Inc. *	18,900	473,067
Navistar International Corp. *	46,400	1,365,088
Nordson Corp.	25,550	1,861,573
Orbital Sciences Corp. *	46,055	1,293,685
Polypore International, Inc. *	19,300	863,096
Quanex Building Products Corp.	49,150	925,494
Raven Industries, Inc.	25,230	540,931
RBC Bearings, Inc.	7,400	429,496
Regal-Beloit Corp.	39,200	2,698,920
Rexnord Corp. *	21,500	532,125
Rush Enterprises, Inc., Class A *	28,560	799,680
Simpson Manufacturing Co., Inc.	30,185	985,238
Spirit AeroSystems Holdings, Inc., Class A *	82,000	3,693,280
Standex International Corp.	6,600	462,594
TAL International Group, Inc. *	27,090	1,101,208
Teledyne Technologies, Inc. *	19,000	1,805,760
Tennant Co.	11,880	774,695
Terex Corp.	104,800	2,355,904
The Babcock & Wilcox Co.	69,600	1,895,208
The Greenbrier Cos., Inc. (a)	13,120	681,322
The Manitowoc Co., Inc.	77,700	1,452,990
The Middleby Corp. *	11,124	1,057,002
The Toro Co.	41,120	2,669,099
Titan International, Inc.	53,375	477,172
TransDigm Group, Inc.	13,800	2,836,314
TriMas Corp. *	21,000	566,790
Triumph Group, Inc.	35,200	2,008,512
Tutor Perini Corp. *	76,800	1,667,328
Universal Forest Products, Inc.	43,270	2,166,096
Valmont Industries, Inc. (a)	17,050	2,048,046
WABCO Holdings, Inc. *	25,900	2,464,903
Wabtec Corp.	27,120	2,263,164
Watsco, Inc.	22,845	2,486,907
Watts Water Technologies, Inc., Class A	23,855	1,398,619
Woodward, Inc.	41,500	1,851,315

		144,256,618

Commercial & Professional Supplies 5.2%
ABM Industries, Inc.	101,700	2,936,079
ACCO Brands Corp. *	78,100	618,552
Brady Corp., Class A	74,900	1,960,133
Clean Harbors, Inc. *	29,330	1,387,896
Copart, Inc. *	89,700	3,283,020
Covanta Holding Corp.	104,700	2,140,068
Deluxe Corp.	39,300	2,551,749
FTI Consulting, Inc. *	69,600	2,830,632
G&K Services, Inc., Class A	22,790	1,597,579
Healthcare Services Group, Inc.	40,855	1,287,341
Herman Miller, Inc.	44,510	1,293,015
HNI Corp.	48,900	2,408,325
Huron Consulting Group, Inc. *	10,300	774,766
ICF International, Inc. *	21,300	795,768
IHS, Inc., Class A *	11,710	1,348,172
Insperity, Inc.	33,560	1,407,506
Interface, Inc.	47,085	739,705
KAR Auction Services, Inc.	55,400	1,889,694
Kelly Services, Inc., Class A	119,100	2,012,790
Kforce, Inc.	41,000	959,400
Kimball International, Inc., Class B	62,600	542,742
Knoll, Inc.	48,000	983,520
Korn/Ferry International *	27,530	784,605
Matthews International Corp., Class A	27,415	1,270,137
McGrath RentCorp	22,325	678,234
Mobile Mini, Inc.	12,200	442,860
MSA Safety, Inc.	18,925	826,266
Navigant Consulting, Inc. *	65,925	951,298
On Assignment, Inc. *	14,300	502,359
Quad Graphics, Inc.	88,500	1,773,540
Resources Connection, Inc.	66,360	1,108,212
Rollins, Inc.	25,022	826,977

2

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Steelcase, Inc., Class A	155,700	2,628,216
Stericycle, Inc. *	21,200	2,783,348
Team, Inc. *	11,200	427,168
Tetra Tech, Inc.	56,995	1,312,595
The Brink’s Co.	77,900	1,745,739
The Corporate Executive Board Co.	14,070	964,076
Towers Watson & Co., Class A	24,715	2,928,727
TrueBlue, Inc. *	45,830	1,011,010
UniFirst Corp.	10,805	1,254,785
United Stationers, Inc.	80,000	3,224,800
Verisk Analytics, Inc., Class A *	42,400	2,728,440
Viad Corp.	38,565	1,040,484
Waste Connections, Inc.	44,300	1,914,646
West Corp.	20,500	670,350

		69,547,324

Consumer Durables & Apparel 2.8%
Arctic Cat, Inc.	16,200	544,644
Brunswick Corp.	16,800	911,904
Callaway Golf Co.	87,055	710,369
Carter’s, Inc.	26,300	2,143,187
Columbia Sportswear Co.	22,560	958,800
Crocs, Inc. *	69,760	739,456
Deckers Outdoor Corp. *	22,150	1,463,007
Ethan Allen Interiors, Inc.	30,165	821,091
G-III Apparel Group Ltd. *	10,500	1,020,600
Hanesbrands, Inc.	28,600	3,185,468
Helen of Troy Ltd. *	16,630	1,250,909
Iconix Brand Group, Inc. *	12,700	422,148
JAKKS Pacific, Inc. *(a)	98,425	592,519
KB Home (a)	43,000	535,780
La-Z-Boy, Inc.	47,520	1,268,309
Lennar Corp., Class A	41,600	1,868,256
M.D.C. Holdings, Inc.	37,100	927,500
Meritage Homes Corp. *	17,100	622,611
Michael Kors Holdings Ltd. *	18,000	1,274,220
Oxford Industries, Inc.	8,600	481,084
Polaris Industries, Inc.	22,000	3,180,980
PulteGroup, Inc.	97,300	2,003,407
Quiksilver, Inc. *(a)	362,200	677,314
Skechers U.S.A., Inc., Class A *	24,845	1,499,396
Steven Madden Ltd. *	28,822	989,747
Sturm, Ruger & Co., Inc. (a)	11,200	452,480
Tempur Sealy International, Inc. *	42,015	2,312,085
Toll Brothers, Inc. *	40,500	1,402,110
Under Armour, Inc., Class A *	18,760	1,352,221
Wolverine World Wide, Inc.	62,080	1,747,552

		37,359,154

Consumer Services 4.7%
Aramark	23,300	729,756
Bob Evans Farms, Inc.	49,755	2,804,689
Boyd Gaming Corp. *	96,500	1,260,290
Buffalo Wild Wings, Inc. *	5,300	945,096
Capella Education Co.	13,900	945,061
Career Education Corp. *	402,300	2,244,834
Choice Hotels International, Inc.	24,040	1,381,098
Churchill Downs, Inc.	5,000	474,950
Cracker Barrel Old Country Store, Inc.	13,720	1,845,477
DineEquity, Inc.	11,030	1,177,453
Domino’s Pizza, Inc.	22,100	2,189,005
Dunkin’ Brands Group, Inc.	25,100	1,187,481
Hilton Worldwide Holdings, Inc. *	22,600	586,922
Houghton Mifflin Harcourt Co. *	32,700	643,536
Hyatt Hotels Corp., Class A *	19,900	1,119,574
International Speedway Corp., Class A	31,150	906,154
ITT Educational Services, Inc. *(a)	204,735	1,488,423
Jack in the Box, Inc.	35,600	3,018,524
Life Time Fitness, Inc. *	26,085	1,426,067
Marriott Vacations Worldwide Corp.	19,300	1,476,450
Norwegian Cruise Line Holdings Ltd. *	18,700	818,312
Panera Bread Co., Class A *	12,675	2,178,325
Papa John’s International, Inc.	23,020	1,460,849
Penn National Gaming, Inc. *	99,600	1,491,012
Pinnacle Entertainment, Inc. *	36,675	775,676
Red Robin Gourmet Burgers, Inc. *	14,880	1,153,200
Regis Corp. *	124,900	1,967,175
Restaurant Brands International *	104,693	4,049,525
Ruby Tuesday, Inc. *	173,050	1,041,761
Scientific Games Corp., Class A *	43,100	509,011
SeaWorld Entertainment, Inc.	95,300	1,668,703
Six Flags Entertainment Corp.	28,600	1,228,656
Sonic Corp.	39,080	1,182,952
Sotheby’s	26,420	1,124,171
Steiner Leisure Ltd. *	17,960	783,415
Strayer Education, Inc. *	35,900	2,405,300
Texas Roadhouse, Inc.	52,210	1,753,734
The Cheesecake Factory, Inc.	55,635	2,921,394
The Wendy’s Co.	301,900	3,182,026
Vail Resorts, Inc.	19,260	1,690,258
Weight Watchers International, Inc. *(a)	101,592	1,682,364

		62,918,659

Diversified Financials 3.2%
Affiliated Managers Group, Inc. *	9,000	1,849,680
BGC Partners, Inc., Class A	66,800	523,044
Cash America International, Inc.	48,705	1,013,064
CBOE Holdings, Inc.	29,500	1,901,865
Eaton Vance Corp.	81,000	3,260,250
Ezcorp, Inc., Class A *	93,800	967,078
Federated Investors, Inc., Class B	112,400	3,552,964
First Cash Financial Services, Inc. *	15,690	780,107
Greenhill & Co., Inc.	25,835	952,795
Intercontinental Exchange, Inc.	13,100	2,695,063
Investment Technology Group, Inc. *	43,455	901,691
Janus Capital Group, Inc.	132,000	2,315,280
Lazard Ltd., Class A	29,800	1,364,840
LPL Financial Holdings, Inc.	44,700	1,839,405
MSCI, Inc.	36,600	1,969,812
Nelnet, Inc., Class A	18,140	793,443
PRA Group, Inc. *	9,400	465,488
Raymond James Financial, Inc.	47,600	2,504,712

 3

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Santander Consumer USA Holdings, Inc.	68,200	1,217,370
SEI Investments Co.	80,000	3,213,600
SLM Corp.	285,200	2,598,172
Stifel Financial Corp. *	16,260	766,659
TD Ameritrade Holding Corp.	89,700	2,905,383
Waddell & Reed Financial, Inc., Class A	41,700	1,864,407
World Acceptance Corp. *(a)	13,560	995,982

		43,212,154

Energy 3.9%
Alon USA Energy, Inc.	37,800	456,624
Atwood Oceanics, Inc.	34,900	997,442
Basic Energy Services, Inc. *	59,385	349,184
Bill Barrett Corp. *	81,500	831,300
Bristow Group, Inc.	23,200	1,292,472
C&J Energy Services, Inc. *	21,100	217,330
Cabot Oil & Gas Corp.	64,000	1,696,000
CARBO Ceramics, Inc. (a)	14,580	477,932
Cloud Peak Energy, Inc. *	106,800	725,172
Comstock Resources, Inc. (a)	74,355	300,394
Concho Resources, Inc. *	17,800	1,973,130
Continental Resources, Inc. *	10,800	490,320
CVR Energy, Inc. (a)	12,300	471,336
Delek US Holdings, Inc.	87,000	2,683,950
Dril-Quip, Inc. *	13,385	993,568
Energy XXI Ltd. (a)	177,900	523,026
EXCO Resources, Inc. (a)	256,600	510,634
Exterran Holdings, Inc.	62,200	1,686,242
Forum Energy Technologies, Inc. *	21,800	336,810
Frontline Ltd. *(a)	957,900	2,212,749
Golar LNG Ltd.	12,700	360,172
Green Plains, Inc.	30,800	721,028
Gulfmark Offshore, Inc., Class A	23,405	461,781
Helix Energy Solutions Group, Inc. *	86,900	1,631,113
Hercules Offshore, Inc. *(a)	475,900	342,648
Hornbeck Offshore Services, Inc. *	24,480	543,456
ION Geophysical Corp. *	193,905	436,286
Key Energy Services, Inc. *	471,100	791,448
Matrix Service Co. *	26,200	503,040
McDermott International, Inc. *(a)	586,900	1,320,525
Newpark Resources, Inc. *	82,540	713,146
Nordic American Tankers Ltd. (a)	81,285	822,604
North Atlantic Drilling Ltd. (a)	144,200	206,206
Parker Drilling Co. *	205,410	556,661
PBF Energy, Inc., Class A	24,000	674,400
PDC Energy, Inc. *	14,755	677,845
Penn Virginia Corp. *	93,500	456,280
Pioneer Energy Services Corp. *	72,100	298,494
Range Resources Corp.	32,700	1,513,029
Rosetta Resources, Inc. *	25,610	437,163
Rowan Cos. plc, Class A	111,500	2,354,880
RPC, Inc.	35,200	438,944
SandRidge Energy, Inc. *(a)	474,800	669,468
SemGroup Corp., Class A	26,800	1,804,444
Ship Finance International Ltd.	56,600	786,174
SM Energy Co.	40,200	1,520,364
Stone Energy Corp. *	55,500	781,440
Superior Energy Services, Inc.	100,200	2,004,000
Swift Energy Co. *(a)	163,605	348,479
Targa Resources Corp.	15,800	1,371,914
Teekay Corp.	36,000	1,523,880
TETRA Technologies, Inc. *	113,260	559,504
Tidewater, Inc.	67,100	1,963,346
Ultra Petroleum Corp. *(a)	51,400	655,350
Unit Corp. *	45,900	1,366,902
W&T Offshore, Inc. (a)	87,000	440,220
Whiting Petroleum Corp. *	52,700	1,582,054

		52,864,303

Food & Staples Retailing 1.0%
Ingles Markets, Inc., Class A	30,900	1,317,885
PriceSmart, Inc.	9,340	763,825
Rite Aid Corp. *	265,800	1,855,284
Roundy’s, Inc. *	215,100	774,360
SpartanNash, Co.	55,600	1,432,256
The Andersons, Inc.	31,337	1,409,538
The Fresh Market, Inc. *	24,700	941,317
The Pantry, Inc. *	124,900	4,608,810

		13,103,275

Food, Beverage & Tobacco 2.3%
B&G Foods, Inc.	28,900	862,376
Cal-Maine Foods, Inc. (a)	25,200	883,260
Darling Ingredients, Inc. *	74,420	1,263,652
Dean Foods Co.	182,600	3,308,712
Flowers Foods, Inc.	133,750	2,616,150
Fresh Del Monte Produce, Inc.	82,900	2,787,927
J&J Snack Foods Corp.	8,635	847,266
Keurig Green Mountain, Inc.	14,980	1,835,949
Lancaster Colony Corp.	15,865	1,426,739
Pilgrim’s Pride Corp. (a)	26,000	705,900
Pinnacle Foods, Inc.	15,600	561,132
Post Holdings, Inc. *	32,800	1,549,800
Sanderson Farms, Inc. (a)	20,600	1,647,176
Seaboard Corp. *	422	1,614,146
Snyder’s-Lance, Inc.	37,060	1,078,075
The Hain Celestial Group, Inc. *	22,240	1,173,605
The WhiteWave Foods Co. *	44,700	1,473,759
TreeHouse Foods, Inc. *	20,785	1,885,199
Universal Corp.	61,700	2,477,872
Vector Group Ltd.	47,476	1,062,513

		31,061,208

Health Care Equipment & Services 5.5%
Air Methods Corp. *	12,500	519,375
Alere, Inc. *	54,700	2,225,743
Align Technology, Inc. *	8,900	472,145
Allscripts Healthcare Solutions, Inc. *	89,100	1,061,181
Amedisys, Inc. *	83,570	2,355,003
Amsurg Corp. *	23,025	1,270,520
Analogic Corp.	9,765	796,140
BioScrip, Inc. *	68,100	391,575
Brookdale Senior Living, Inc. *	53,700	1,812,375
Centene Corp. *	37,600	4,104,416
Cerner Corp. *	53,900	3,576,265
Chemed Corp.	22,195	2,244,802

4

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CONMED Corp.	19,695	938,270
Edwards Lifesciences Corp. *	24,900	3,121,215
Envision Healthcare Holdings, Inc. *	16,900	581,022
Gentiva Health Services, Inc. *	48,725	946,240
Greatbatch, Inc. *	13,800	670,128
Haemonetics Corp. *	32,200	1,275,120
Hanger, Inc. *	29,300	632,294
HealthSouth Corp.	37,500	1,653,750
Healthways, Inc. *	49,060	1,011,617
Hill-Rom Holdings, Inc.	55,100	2,631,576
Hologic, Inc. *	97,600	2,963,624
IDEXX Laboratories, Inc. *	20,100	3,184,242
Integra LifeSciences Holdings Corp. *	14,120	786,766
Invacare Corp.	87,565	1,282,827
Kindred Healthcare, Inc.	129,500	2,390,570
Masimo Corp. *	35,700	911,064
MEDNAX, Inc. *	41,300	2,803,857
Molina Healthcare, Inc. *	39,357	2,003,665
MWI Veterinary Supply, Inc. *	6,700	1,270,789
Orthofix International N.V. *	16,200	494,100
PharMerica Corp. *	56,840	1,307,888
Quality Systems, Inc.	39,200	638,568
ResMed, Inc. (a)	54,140	3,382,126
Select Medical Holdings Corp.	84,700	1,145,144
Sirona Dental Systems, Inc. *	15,990	1,442,618
STERIS Corp.	43,800	2,856,636
Team Health Holdings, Inc. *	8,200	423,940
Teleflex, Inc.	24,200	2,651,352
The Cooper Cos., Inc.	13,400	2,112,510
The Ensign Group, Inc.	11,600	481,400
Thoratec Corp. *	21,600	775,224
Triple-S Management Corp., Class B *	45,800	1,102,864
VCA, Inc. *	46,700	2,433,070
West Pharmaceutical Services, Inc.	30,880	1,522,693

		74,658,309

Household & Personal Products 0.3%
Elizabeth Arden, Inc. *(a)	36,670	541,983
Nu Skin Enterprises, Inc., Class A (a)	46,020	1,885,899
Spectrum Brands Holdings, Inc.	11,300	1,013,384
WD-40 Co.	9,315	764,389

		4,205,655

Insurance 4.8%
Alleghany Corp. *	5,050	2,232,554
Allied World Assurance Co. Holdings AG	84,200	3,256,014
American Equity Investment Life Holding Co.	45,815	1,168,741
Argo Group International Holdings Ltd.	23,304	1,246,531
Arthur J. Gallagher & Co.	66,900	2,972,367
Aspen Insurance Holdings Ltd.	69,200	2,997,744
Assured Guaranty Ltd.	83,600	2,041,512
Brown & Brown, Inc.	58,700	1,810,895
CNO Financial Group, Inc.	186,600	2,896,032
Employers Holdings, Inc.	35,800	744,640
Endurance Specialty Holdings Ltd.	64,100	3,917,792
First American Financial Corp.	109,600	3,728,592
Horace Mann Educators Corp.	26,190	798,009
Infinity Property & Casualty Corp.	17,765	1,248,347
Kemper Corp.	77,300	2,698,543
Markel Corp. *	3,382	2,311,123
Mercury General Corp.	32,900	1,880,235
Montpelier Re Holdings Ltd.	30,800	1,082,004
Old Republic International Corp.	204,900	2,876,796
Platinum Underwriters Holdings Ltd.	51,800	3,824,394
Primerica, Inc.	66,700	3,310,988
ProAssurance Corp.	39,200	1,739,304
RLI Corp.	37,500	1,759,125
Safety Insurance Group, Inc.	14,605	904,780
Selective Insurance Group, Inc.	42,600	1,099,932
StanCorp Financial Group, Inc.	39,100	2,425,764
Stewart Information Services Corp.	24,400	873,520
Symetra Financial Corp.	37,800	767,718
The Hanover Insurance Group, Inc.	38,900	2,684,100
Validus Holdings Ltd.	76,227	3,022,401

		64,320,497

Materials 5.5%
A. Schulman, Inc.	42,833	1,492,730
AK Steel Holding Corp. *(a)	222,200	842,138
Axiall Corp.	40,324	1,784,337
Berry Plastics Group, Inc. *	33,000	1,116,060
Boise Cascade Co. *	17,800	719,832
Cabot Corp.	62,000	2,629,420
Calgon Carbon Corp. *	24,500	483,385
Carpenter Technology Corp.	33,700	1,278,578
Century Aluminum Co. *	46,300	1,069,993
Chemtura Corp. *	93,900	2,046,081
Clearwater Paper Corp. *	16,560	1,225,771
Coeur Mining, Inc. *	185,600	1,169,280
Compass Minerals International, Inc.	20,530	1,794,322
Cytec Industries, Inc.	63,700	3,056,963
Eagle Materials, Inc.	9,570	681,575
Ferro Corp. *	80,930	900,751
Globe Specialty Metals, Inc.	26,000	400,920
Graphic Packaging Holding Co. *	230,200	3,333,296
Greif, Inc., Class A	44,700	1,707,540
H.B. Fuller Co.	41,480	1,706,902
Hecla Mining Co.	280,500	922,845
Innophos Holdings, Inc.	23,950	1,425,983
Innospec, Inc.	19,880	784,664
Intrepid Potash, Inc. *(a)	34,400	457,864
Kaiser Aluminum Corp.	21,280	1,474,917
KapStone Paper & Packaging Corp.	29,300	875,191
Koppers Holdings, Inc.	26,260	476,882
Kraton Performance Polymers, Inc. *	47,800	924,452
Louisiana-Pacific Corp. *	58,700	960,919
LSB Industries, Inc. *	14,900	465,476
Martin Marietta Materials, Inc.	25,500	2,747,370
Materion Corp.	27,960	921,282
Minerals Technologies, Inc.	24,120	1,575,759

 5

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Myers Industries, Inc.	34,005	566,183
NewMarket Corp.	5,295	2,381,003
Olin Corp.	85,300	2,138,471
OM Group, Inc.	40,700	1,139,600
P.H. Glatfelter Co.	54,545	1,247,444
PolyOne Corp.	39,100	1,391,569
Quaker Chemical Corp.	6,200	489,304
Resolute Forest Products, Inc. *	187,700	3,190,900
RTI International Metals, Inc. *	23,680	528,064
Schnitzer Steel Industries, Inc., Class A	129,210	2,181,065
Schweitzer-Mauduit International, Inc.	25,472	989,842
Sensient Technologies Corp.	36,600	2,232,600
Silgan Holdings, Inc.	43,900	2,256,899
Stepan Co.	23,930	918,912
Stillwater Mining Co. *	55,970	765,110
SunCoke Energy, Inc.	49,200	742,920
The Scotts Miracle-Gro Co., Class A	39,100	2,480,113
Tredegar Corp.	32,975	705,335
Tronox Ltd., Class A	33,500	708,190
W.R. Grace & Co. *	15,700	1,360,876
Walter Energy, Inc. (a)	646,400	602,574
Westlake Chemical Corp.	15,900	911,229
Worthington Industries, Inc.	43,800	1,310,934

		74,692,615

Media 2.1%
AMC Networks, Inc., Class A *	14,200	947,140
Central European Media Enterprises Ltd., Class A *(a)	196,000	509,600
Cinemark Holdings, Inc.	89,800	3,337,866
Dex Media, Inc. *(a)	241,400	1,636,692
DreamWorks Animation SKG, Inc., Class A *(a)	66,100	1,234,087
John Wiley & Sons, Inc., Class A	31,000	1,920,760
Liberty Media Corp., Class A *	29,000	987,450
Liberty Media Corp., Class C *	30,300	1,033,836
Lions Gate Entertainment Corp.	31,600	907,868
Live Nation Entertainment, Inc. *	70,800	1,682,916
Loral Space & Communications, Inc. *	15,000	1,078,650
Meredith Corp.	40,600	2,113,636
Morningstar, Inc.	6,900	459,471
National CineMedia, Inc.	63,600	915,840
Regal Entertainment Group, Class A	104,200	2,204,872
Scholastic Corp.	61,500	2,261,970
Sinclair Broadcast Group, Inc., Class A (a)	34,319	849,052
Sirius XM Holdings, Inc. *	394,300	1,399,765
The Madison Square Garden Co., Class A *	16,700	1,265,025
The New York Times Co., Class A	114,600	1,442,814

		28,189,310

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alexion Pharmaceuticals, Inc. *	6,100	1,117,764
Bio-Rad Laboratories, Inc., Class A *	14,300	1,636,921
Bio-Techne Corp.	14,565	1,354,836
Bruker Corp. *	37,200	701,592
Charles River Laboratories International, Inc. *	45,900	3,183,165
Illumina, Inc. *	8,660	1,690,345
Impax Laboratories, Inc. *	38,000	1,393,460
Mallinckrodt plc *	27,721	2,938,149
Myriad Genetics, Inc. *(a)	27,500	1,029,050
PAREXEL International Corp. *	19,220	1,171,651
PDL BioPharma, Inc. (a)	160,750	1,171,868
PerkinElmer, Inc.	58,600	2,678,606
Perrigo Co., plc	20,800	3,156,192
QIAGEN N.V. *	84,500	1,937,585
Quintiles Transnational Holdings, Inc. *	8,700	526,350
United Therapeutics Corp. *	8,300	1,171,379

		26,858,913

Real Estate 10.0%
AG Mortgage Investment Trust, Inc.	28,700	527,793
Alexandria Real Estate Equities, Inc.	24,600	2,398,992
American Campus Communities, Inc.	31,060	1,365,398
American Capital Mortgage Investment Corp.	55,900	1,041,976
Anworth Mortgage Asset Corp.	194,555	1,009,740
Ashford Hospitality Trust, Inc.	63,185	664,706
BioMed Realty Trust, Inc.	77,500	1,894,875
Brandywine Realty Trust	115,000	1,910,150
Camden Property Trust	34,500	2,658,225
Capstead Mortgage Corp.	95,150	1,143,703
CBL & Associates Properties, Inc.	111,800	2,305,316
CBRE Group, Inc., Class A *	82,500	2,668,050
Chimera Investment Corp.	453,600	1,424,304
Columbia Property Trust, Inc.	68,100	1,666,407
Corporate Office Properties Trust	60,100	1,803,000
Corrections Corp. of America	96,528	3,795,481
Cousins Properties, Inc.	48,283	533,044
CYS Investments, Inc.	134,700	1,190,748
DCT Industrial Trust, Inc.	32,350	1,221,536
DDR Corp.	104,000	2,038,400
DiamondRock Hospitality Co.	93,400	1,357,102
Digital Realty Trust, Inc.	50,800	3,705,352
Douglas Emmett, Inc.	54,200	1,543,616
Duke Realty Corp.	167,600	3,658,708
EastGroup Properties, Inc.	12,550	811,232
EPR Properties	25,000	1,626,500
Equity Commonwealth	89,300	2,353,055
Equity LifeStyle Properties, Inc.	20,240	1,107,735
Equity One, Inc.	19,800	539,352
Essex Property Trust, Inc.	12,209	2,759,845
Extra Space Storage, Inc.	18,765	1,238,490
Federal Realty Investment Trust	20,600	2,961,662
Franklin Street Properties Corp.	37,800	486,864
Government Properties Income Trust	26,300	599,640
Hatteras Financial Corp.	77,400	1,407,132

6

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Healthcare Realty Trust, Inc.	45,000	1,354,050
Healthcare Trust of America, Inc., Class A	22,000	648,120
Hersha Hospitality Trust	72,800	486,304
Highwoods Properties, Inc.	43,000	2,021,000
Home Properties, Inc.	26,100	1,840,050
HomeBanc Corp. *(b)(c)	6,875	—
Inland Real Estate Corp.	59,730	679,727
Invesco Mortgage Capital, Inc.	75,100	1,152,034
Investors Real Estate Trust	53,900	444,675
iStar Financial, Inc. *	89,100	1,161,864
Jones Lang LaSalle, Inc.	23,800	3,500,504
Kilroy Realty Corp.	21,100	1,564,565
Lamar Advertising Co., Class A	37,700	2,111,954
LaSalle Hotel Properties	34,640	1,401,534
Lexington Realty Trust	114,300	1,304,163
Liberty Property Trust	84,300	3,397,290
Mack-Cali Realty Corp.	135,100	2,635,801
Medical Properties Trust, Inc.	36,300	557,931
MFA Financial, Inc.	260,200	2,039,968
Mid-America Apartment Communities, Inc.	19,521	1,548,406
National Retail Properties, Inc.	34,500	1,477,980
NorthStar Realty Finance Corp.	40,266	761,430
Omega Healthcare Investors, Inc.	32,990	1,446,941
Pennsylvania Real Estate Investment Trust	46,000	1,100,780
PennyMac Mortgage Investment Trust	28,600	643,786
Piedmont Office Realty Trust, Inc., Class A	154,200	3,011,526
Post Properties, Inc.	16,320	991,440
Potlatch Corp.	28,400	1,132,024
PS Business Parks, Inc.	8,350	702,319
Realty Income Corp.	40,500	2,199,555
Redwood Trust, Inc.	60,300	1,201,779
Regency Centers Corp.	39,400	2,701,264
Retail Properties of America, Inc., Class A	108,900	1,926,441
RLJ Lodging Trust	38,800	1,321,916
Ryman Hospitality Properties, Inc.	16,500	905,850
Sabra Health Care REIT, Inc.	37,000	1,209,900
Senior Housing Properties Trust	82,400	1,919,096
SL Green Realty Corp.	20,900	2,633,400
Sovran Self Storage, Inc.	11,170	1,058,358
Starwood Property Trust, Inc.	43,200	1,033,776
Sun Communities, Inc.	14,055	951,945
Sunstone Hotel Investors, Inc.	62,027	1,057,560
Tanger Factory Outlet Centers, Inc.	30,580	1,203,323
Taubman Centers, Inc.	21,400	1,753,730
The Geo Group, Inc.	36,836	1,603,103
Two Harbors Investment Corp.	57,700	595,464
UDR, Inc.	97,800	3,252,828
Washington Real Estate Investment Trust	48,800	1,401,048
Weingarten Realty Investors	67,500	2,529,900
WP Carey, Inc.	18,400	1,321,304

		134,317,835

Retailing 5.7%
Aeropostale, Inc. *(a)	651,300	1,589,172
ANN, Inc. *	67,500	2,234,250
Asbury Automotive Group, Inc. *	22,800	1,691,988
Ascena Retail Group, Inc. *	129,100	1,492,396
Barnes & Noble, Inc. *	84,500	1,984,905
Brown Shoe Co., Inc.	52,642	1,494,506
Burlington Stores, Inc. *	27,900	1,391,931
Cabela’s, Inc. *	18,700	1,027,565
Chico’s FAS, Inc.	206,900	3,451,092
DSW, Inc., Class A	61,336	2,181,108
Express, Inc. *	107,400	1,404,792
Five Below, Inc. *	13,100	436,492
Fred’s, Inc., Class A	122,770	2,037,982
Genesco, Inc. *	24,900	1,779,105
GNC Holdings, Inc., Class A	58,900	2,611,626
Group 1 Automotive, Inc.	37,500	3,014,625
hhgregg, Inc. *(a)	87,300	479,277
Hibbett Sports, Inc. *	20,685	973,022
HSN, Inc.	25,400	1,966,976
Lithia Motors, Inc., Class A	13,935	1,180,295
LKQ Corp. *	102,800	2,653,268
Lumber Liquidators Holdings, Inc. *(a)	10,000	631,500
Monro Muffler Brake, Inc.	14,640	836,530
Netflix, Inc. *	5,620	2,482,916
Nutrisystem, Inc.	60,430	1,076,863
Office Depot, Inc. *	565,558	4,298,241
Outerwall, Inc. *(a)	25,125	1,559,760
Penske Automotive Group, Inc.	48,300	2,335,305
Pier 1 Imports, Inc.	88,485	1,487,433
Pool Corp.	26,680	1,659,763
Sally Beauty Holdings, Inc. *	52,565	1,633,720
Sears Hometown & Outlet Stores, Inc. *	69,200	785,420
Select Comfort Corp. *	32,870	980,841
Sonic Automotive, Inc., Class A	77,600	1,911,288
Stage Stores, Inc.	77,455	1,549,100
Stein Mart, Inc.	35,300	485,728
The Bon-Ton Stores, Inc. (a)	72,300	396,204
The Buckle, Inc. (a)	35,122	1,783,846
The Cato Corp., Class A	37,695	1,598,268
The Children’s Place, Inc.	46,360	2,779,282
The Finish Line, Inc., Class A	63,152	1,490,387
The Men’s Wearhouse, Inc.	64,200	2,983,374
The Pep Boys - Manny, Moe & Jack *	111,815	942,600
TripAdvisor, Inc. *	8,700	582,987
Tuesday Morning Corp. *	31,300	554,010
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,100	2,256,174
Vitamin Shoppe, Inc. *	20,400	862,308

		77,020,221

Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc. *	25,600	614,400
Advanced Micro Devices, Inc. *(a)	709,600	1,823,672
Amkor Technology, Inc. *	136,200	864,870
Atmel Corp. *	362,800	3,022,124
Brooks Automation, Inc.	78,090	1,008,142
Cabot Microelectronics Corp. *	27,330	1,350,375
Cirrus Logic, Inc. *	49,735	1,317,978
Cree, Inc. *(a)	33,500	1,184,560

 7

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cypress Semiconductor Corp. *(a)	212,905	3,136,091
Diodes, Inc. *	24,500	647,535
Entegris, Inc. *	84,245	1,095,185
Fairchild Semiconductor International, Inc. *	146,000	2,241,100
First Solar, Inc. *	46,900	1,984,808
Freescale Semiconductor Ltd. *	27,200	872,848
Integrated Device Technology, Inc. *	78,380	1,433,570
Intersil Corp., Class A	137,700	1,970,487
Micrel, Inc.	51,050	718,274
Microsemi Corp. *	30,545	850,984
MKS Instruments, Inc.	41,450	1,451,164
OmniVision Technologies, Inc. *	42,080	1,137,843
ON Semiconductor Corp. *	279,600	2,798,796
Photronics, Inc. *	96,025	806,610
PMC-Sierra, Inc. *	124,625	1,101,685
Power Integrations, Inc.	8,900	459,062
Qorvo, Inc. *	54,665	4,038,104
Silicon Laboratories, Inc. *	38,890	1,701,826
Skyworks Solutions, Inc.	39,900	3,313,695
Spansion, Inc., Class A *	45,700	1,620,522
SunEdison, Inc. *	99,300	1,859,889
Synaptics, Inc. *	14,505	1,114,129
Teradyne, Inc.	105,200	1,904,120
Tessera Technologies, Inc.	26,090	967,417
Veeco Instruments, Inc. *	28,860	841,846

		51,253,711

Software & Services 5.6%
ACI Worldwide, Inc. *	25,300	467,291
Acxiom Corp. *	72,115	1,312,493
Akamai Technologies, Inc. *	52,600	3,058,953
ANSYS, Inc. *	17,800	1,435,926
Cadence Design Systems, Inc. *	44,900	807,751
Cimpress N.V. *	25,220	2,031,471
Convergys Corp.	164,500	3,151,820
CSG Systems International, Inc.	33,845	829,879
Digital River, Inc. *	47,100	1,202,463
DST Systems, Inc.	34,500	3,336,150
EarthLink Holdings Corp.	457,775	1,931,810
Equinix, Inc.	9,507	2,061,688
Euronet Worldwide, Inc. *	19,695	893,956
FactSet Research Systems, Inc.	16,465	2,364,209
Fair Isaac Corp.	30,205	2,155,127
FleetCor Technologies, Inc. *	6,400	899,200
Gartner, Inc. *	21,800	1,835,996
Genpact Ltd. *	104,750	2,102,332
Global Cash Access Holdings, Inc. *	85,035	562,081
Global Payments, Inc.	37,100	3,239,201
Heartland Payment Systems, Inc.	25,665	1,277,347
Informatica Corp. *	26,455	1,102,777
j2 Global, Inc.	17,885	1,027,314
Jack Henry & Associates, Inc.	31,880	1,956,476
Manhattan Associates, Inc. *	23,780	1,061,539
ManTech International Corp., Class A	54,700	1,779,391
MAXIMUS, Inc.	34,280	1,910,082
Mentor Graphics Corp.	45,320	1,042,813
Monster Worldwide, Inc. *	298,900	1,234,457
NeuStar, Inc., Class A *(a)	66,675	1,752,886
Nuance Communications, Inc. *	76,600	1,052,867
Progress Software Corp. *	51,325	1,285,691
PTC, Inc. *	34,240	1,143,958
Rackspace Hosting, Inc. *	28,320	1,273,267
Red Hat, Inc. *	26,500	1,690,435
Rovi Corp. *	40,369	932,928
salesforce.com, Inc. *	27,133	1,531,658
Sapient Corp. *	53,980	1,341,943
Solera Holdings, Inc.	18,860	973,176
Sykes Enterprises, Inc. *	49,255	1,109,223
Synopsys, Inc. *	50,700	2,179,593
Take-Two Interactive Software, Inc. *	50,155	1,490,607
TeleTech Holdings, Inc. *	28,210	622,313
Unisys Corp. *	66,500	1,458,345
Vantiv, Inc., Class A *	20,300	698,117
VeriFone Systems, Inc. *	30,100	944,839
VeriSign, Inc. *	58,900	3,208,872
VMware, Inc., Class A *	8,800	678,480
WebMD Health Corp. *	21,400	829,250
WEX, Inc. *	9,000	828,450

		75,098,891

Technology Hardware & Equipment 4.8%
ADTRAN, Inc.	58,145	1,285,586
ARRIS Group, Inc. *	53,105	1,392,413
Belden, Inc.	20,940	1,736,764
Benchmark Electronics, Inc. *	113,500	2,750,105
Brocade Communications Systems, Inc.	275,500	3,063,560
CDW Corp.	23,100	791,406
Checkpoint Systems, Inc. *	41,900	543,024
Cognex Corp. *	18,330	673,628
Coherent, Inc. *	21,040	1,301,955
CommScope Holding Co., Inc. *	28,200	792,561
Comtech Telecommunications Corp.	37,970	1,254,529
Diebold, Inc.	79,900	2,492,880
Dolby Laboratories, Inc., Class A	31,000	1,202,800
EchoStar Corp., Class A *	23,200	1,210,344
Electronics for Imaging, Inc. *	22,302	861,972
Emulex Corp. *	149,765	937,529
F5 Networks, Inc. *	23,440	2,616,373
Fabrinet *	29,500	481,735
FEI Co.	9,820	807,401
Finisar Corp. *	48,630	882,148
FLIR Systems, Inc.	94,600	2,856,920
Insight Enterprises, Inc. *	107,100	2,535,057
InterDigital, Inc.	30,400	1,519,392
Itron, Inc. *	51,400	1,912,594
JDS Uniphase Corp. *	123,500	1,500,525
Knowles Corp. *	33,100	702,051
Littelfuse, Inc.	9,545	942,473
MTS Systems Corp.	11,080	800,863
National Instruments Corp.	42,742	1,285,679
NCR Corp. *	96,000	2,438,400
NETGEAR, Inc. *	31,550	1,065,444
OSI Systems, Inc. *	10,200	713,796
Plantronics, Inc.	24,910	1,141,625
Plexus Corp. *	52,080	1,973,311

8

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Polycom, Inc. *	151,040	2,008,832
QLogic Corp. *	227,580	3,040,469
Riverbed Technology, Inc. *	23,400	481,572
Rofin-Sinar Technologies, Inc. *	37,110	999,001
Sanmina Corp. *	133,700	2,831,766
ScanSource, Inc. *	45,640	1,573,667
Trimble Navigation Ltd. *	53,400	1,273,056
TTM Technologies, Inc. *	68,900	478,855
ViaSat, Inc. *	12,515	703,593
Zebra Technologies Corp., Class A *	31,920	2,664,043

		64,521,697

Telecommunication Services 1.0%
Cincinnati Bell, Inc. *	409,700	1,200,421
Consolidated Communications Holdings, Inc.	42,114	980,414
Inteliquent, Inc.	32,200	541,604
Intelsat S.A. *	53,000	834,750
Level 3 Communications, Inc. *	88,330	4,393,534
NTELOS Holdings Corp. (a)	93,720	384,252
SBA Communications Corp., Class A *	18,105	2,112,854
Spok Holdings, Inc.	43,200	739,584
T-Mobile US, Inc. *	48,000	1,448,640
Vonage Holdings Corp. *	169,200	710,640

		13,346,693

Transportation 4.1%
Alaska Air Group, Inc.	58,200	3,950,034
Allegiant Travel Co.	6,500	1,178,255
AMERCO *	3,300	944,163
American Airlines Group, Inc.	48,900	2,400,012
ArcBest Corp.	32,340	1,204,988
Atlas Air Worldwide Holdings, Inc. *	36,400	1,645,280
Con-way, Inc.	64,500	2,642,565
Copa Holdings S.A., Class A	14,900	1,601,899
Delta Air Lines, Inc.	58,100	2,748,711
Forward Air Corp.	18,425	827,282
Genesee & Wyoming, Inc., Class A *	8,565	706,184
Hawaiian Holdings, Inc. *	39,240	762,826
Heartland Express, Inc.	39,765	1,021,563
Hub Group, Inc., Class A *	41,410	1,383,094
JetBlue Airways Corp. *	214,200	3,596,418
Kirby Corp. *	19,400	1,406,306
Knight Transportation, Inc.	47,925	1,365,383
Landstar System, Inc.	35,970	2,304,958
Matson, Inc.	49,400	1,716,650
Navios Maritime Holdings, Inc.	120,600	437,778
Old Dominion Freight Line, Inc. *	21,575	1,512,839
Republic Airways Holdings, Inc. *	147,300	2,026,848
Saia, Inc. *	16,150	680,077
SkyWest, Inc.	271,000	3,401,050
Southwest Airlines Co.	86,700	3,917,106
Spirit Airlines, Inc. *	11,500	852,610
Swift Transportation Co. *	42,000	1,032,360
United Continental Holdings, Inc. *	47,600	3,302,012
UTi Worldwide, Inc. *	222,600	2,642,262
Werner Enterprises, Inc.	79,500	2,268,135

		55,479,648

Utilities 4.2%
ALLETE, Inc.	31,600	1,790,140
American States Water Co.	21,830	865,341
Aqua America, Inc.	84,275	2,279,639
Atlantic Power Corp.	340,600	902,590
Avista Corp.	64,900	2,409,737
Black Hills Corp.	34,000	1,705,440
California Water Service Group	33,480	821,599
Cleco Corp.	40,000	2,174,400
Dynegy, Inc. *	34,500	942,540
El Paso Electric Co.	42,190	1,690,131
Hawaiian Electric Industries, Inc.	109,500	3,755,850
IDACORP, Inc.	35,900	2,437,969
ITC Holdings Corp.	50,400	2,144,016
MGE Energy, Inc.	24,350	1,117,665
New Jersey Resources Corp.	39,700	2,536,036
Northwest Natural Gas Co.	33,705	1,682,217
NorthWestern Corp.	35,500	2,050,480
Otter Tail Corp.	40,880	1,264,010
Piedmont Natural Gas Co., Inc.	66,600	2,656,674
PNM Resources, Inc.	83,900	2,558,950
Portland General Electric Co.	84,900	3,370,530
Questar Corp.	126,400	3,280,080
South Jersey Industries, Inc.	20,940	1,219,755
Southwest Gas Corp.	45,000	2,765,700
The Empire District Electric Co.	45,710	1,392,784
The Laclede Group, Inc.	30,740	1,652,582
UIL Holdings Corp.	47,000	2,162,000
WGL Holdings, Inc.	64,400	3,638,600

		57,267,455

Total Common Stock
(Cost $1,083,442,666)		1,327,112,648

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(a)(b)(c)	19,700	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	105,700	266,364

Total Rights
(Cost $266,857)		266,364

Other Investment Companies 3.6% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (f)	9,184,310	9,184,310

 9

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Securities Lending Collateral 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (f)	39,283,098	39,283,098

Total Other Investment Companies
(Cost $48,467,408)		48,467,408

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 03/19/15 (d)(e)	300,000	300,000
0.02%, 03/19/15 (d)(e)	930,000	929,973
0.03%, 03/19/15 (d)(e)	25,000	25,023

Total Short-Term Investments
(Cost $1,254,972)		1,254,996

End of Investments.

At 01/31/15 tax basis cost of the fund’s investments was $1,139,572,116 and the unrealized appreciation and depreciation were $295,774,014 and ($58,244,714), respectively, with a net unrealized appreciation of $237,529,300.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $37,668,887. Non-Cash Collateral pledged to the fund for securities on loan amounted to $518,966.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $266,364 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/20/15	160	18,579,200	(33,462)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

10

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 11

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,327,112,648	$—	$—	$1,327,112,648
Rights[1]	—	—	266,364	266,364
Other Investment Companies[1]	48,467,408	—	—	48,467,408
Short-Term Investments[1]	—	1,254,996	—	1,254,996

Total	$1,375,580,056	$1,254,996	$266,364	$1,377,101,416

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($33,462)	$—	$—	($33,462)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$266,364	$—	$—	$—	$—	$—	$—	$266,364

Total	$266,364	$—	$—	$—	$—	$—	$—	$266,364

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46847JAN15

12

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Common Stock	891,610,059	937,477,422
0.5%	Preferred Stock	3,777,818	4,613,039
0.0%	Rights	225,462	201,884
0.8%	Other Investment Company	7,499,164	7,499,164
0.4%	Short-Term Investments	4,204,873	4,204,882

99.8%	Total Investments	907,317,376	953,996,391
0.2%	Other Assets and Liabilities, Net		2,108,218

100.0%	Net Assets		956,104,609

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Australia 5.2%

Banks 1.6%
Australia & New Zealand Banking Group Ltd.	126,203	3,221,642
Commonwealth Bank of Australia	66,081	4,569,173
National Australia Bank Ltd.	131,856	3,636,381
Westpac Banking Corp.	135,735	3,627,659

		15,054,855

Capital Goods 0.0%
Leighton Holdings Ltd.	15,515	246,898
UGL Ltd.	73,962	102,684

		349,582

Commercial & Professional Supplies 0.1%
Brambles Ltd.	73,162	599,386
Downer EDI Ltd.	72,586	235,681

		835,067

Consumer Services 0.1%
Crown Resorts Ltd.	25,437	267,272
Tabcorp Holdings Ltd.	109,626	387,478
Tatts Group Ltd.	158,336	473,854

		1,128,604

Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	13,225	633,896

		633,896

Energy 0.3%
Caltex Australia Ltd.	21,226	549,334
Origin Energy Ltd.	68,628	566,306
Santos Ltd.	50,789	309,204
Woodside Petroleum Ltd.	29,379	780,276
WorleyParsons Ltd.	31,790	236,519

		2,441,639

Food & Staples Retailing 0.7%
Metcash Ltd.	232,007	261,909
Wesfarmers Ltd.	102,887	3,475,302
Woolworths Ltd.	99,309	2,443,868

		6,181,079

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	48,468	363,794

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	23,635	345,050

Insurance 0.4%
AMP Ltd.	151,054	673,643
Insurance Australia Group Ltd.	98,831	489,583
QBE Insurance Group Ltd.	130,827	1,072,503
Suncorp Group Ltd.	130,291	1,484,507

		3,720,236

Materials 1.1%
Amcor Ltd.	64,182	634,325
Arrium Ltd.	1,218,179	192,246
BHP Billiton Ltd.	253,864	5,855,305
BlueScope Steel Ltd. *	120,639	467,356
Boral Ltd.	75,065	324,891
Incitec Pivot Ltd.	161,661	450,892
Newcrest Mining Ltd. *	63,841	689,321
Orica Ltd.	39,187	550,061
Rio Tinto Ltd.	36,245	1,616,240

		10,780,637

Media 0.0%
Fairfax Media Ltd.	319,949	222,565

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	14,024	954,382

Real Estate 0.2%
Lend Lease Group	39,454	508,547
Mirvac Group	186,776	279,366
Stockland	163,883	555,824
Westfield Corp.	123,951	945,518

		2,289,255

Software & Services 0.0%
Computershare Ltd.	19,506	175,261

Telecommunication Services 0.2%
Telstra Corp., Ltd.	355,699	1,794,140

Transportation 0.2%
Asciano Ltd.	72,925	339,520
Aurizon Holdings Ltd.	78,845	301,497
Qantas Airways Ltd. *	297,608	599,702
Toll Holdings Ltd.	100,148	478,909
Transurban Group	35,907	256,792

		1,976,420

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
AGL Energy Ltd.	43,479	480,647

		49,727,109

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	46,642	1,009,761
Raiffeisen Bank International AG (c)	13,553	158,368

		1,168,129

Capital Goods 0.0%
ANDRITZ AG	4,969	268,979

Energy 0.1%
OMV AG	32,520	808,475

Materials 0.1%
Voestalpine AG	15,923	567,058

Telecommunication Services 0.0%
Telekom Austria AG	40,590	266,027

		3,078,668

Belgium 1.0%

Banks 0.1%
KBC Groep N.V. *	9,417	506,493

Food & Staples Retailing 0.2%
Colruyt S.A.	7,404	341,496
Delhaize Group S.A.	24,355	2,026,005

		2,367,501

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	26,494	3,231,369

Insurance 0.1%
Ageas	25,390	869,451

Materials 0.2%
Bekaert N.V.	9,281	280,108
Solvay S.A.	3,845	525,675
Umicore S.A.	15,869	664,610

		1,470,393

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	4,195	326,114

Telecommunication Services 0.1%
Belgacom S.A.	18,904	704,065

		9,475,386

Canada 6.3%

Automobiles & Components 0.2%
Magna International, Inc.	17,123	1,645,193

Banks 1.3%
Bank of Montreal (c)	31,216	1,791,597
Canadian Imperial Bank of Commerce	18,393	1,276,379
National Bank of Canada	14,817	515,511
Royal Bank of Canada	60,954	3,441,284
The Bank of Nova Scotia	49,235	2,365,853
The Toronto-Dominion Bank	67,244	2,677,695

		12,068,319

Capital Goods 0.1%
Bombardier, Inc., Class B	123,564	281,998
Finning International, Inc.	14,319	236,077
SNC-Lavalin Group, Inc.	8,541	282,639

		800,714

Diversified Financials 0.1%
IGM Financial, Inc.	6,875	235,948
Onex Corp.	7,942	435,944

		671,892

Energy 1.6%
ARC Resources Ltd.	13,663	247,304
Baytex Energy Corp.	9,581	148,688
Bonavista Energy Corp. (c)	24,679	116,529
Cameco Corp.	17,414	245,032
Canadian Natural Resources Ltd.	57,216	1,658,800
Canadian Oil Sands Ltd. (c)	68,948	425,940
Cenovus Energy, Inc.	62,334	1,180,750
Crescent Point Energy Corp.	14,099	335,083
Enbridge, Inc.	25,383	1,229,498
Encana Corp.	108,190	1,323,107
Enerplus Corp. (c)	25,906	251,374
Husky Energy, Inc.	31,177	671,040
Imperial Oil Ltd.	17,815	662,297
Inter Pipeline Ltd.	6,975	181,360
Pacific Rubiales Energy Corp.	24,148	56,061
Pembina Pipeline Corp.	7,883	244,921
Pengrowth Energy Corp. (c)	87,083	233,007
Penn West Petroleum Ltd.	162,993	246,279
Suncor Energy, Inc.	98,984	2,952,305
Talisman Energy, Inc.	177,493	1,338,147
TransCanada Corp.	36,913	1,642,450
Vermilion Energy, Inc.	4,528	199,443

		15,589,415

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	24,231	949,446
Empire Co., Ltd., Class A	8,053	586,214
George Weston Ltd.	6,333	501,975
Loblaw Cos., Ltd.	18,376	912,943
Metro, Inc.	11,641	921,240

		3,871,818

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	12,861	369,828

Insurance 0.4%
Fairfax Financial Holdings Ltd.	1,012	537,578
Great-West Lifeco, Inc.	15,482	392,441
Intact Financial Corp.	4,181	279,413
Manulife Financial Corp.	66,092	1,060,010
Power Corp. of Canada	34,036	820,700
Power Financial Corp.	17,931	483,870
Sun Life Financial, Inc.	25,338	774,876

		4,348,888

Materials 0.8%
Agrium, Inc.	11,271	1,202,494
Barrick Gold Corp.	128,320	1,640,985
First Quantum Minerals Ltd.	22,843	208,350
Goldcorp, Inc.	34,621	836,168
Kinross Gold Corp. *	147,036	498,721

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Potash Corp. of Saskatchewan, Inc.	53,326	1,941,340
Teck Resources Ltd., Class B	59,483	770,045
Yamana Gold, Inc.	49,591	205,280

		7,303,383

Media 0.1%
Quebecor, Inc., Class B	8,675	217,438
Shaw Communications, Inc., Class B	22,435	518,016
Yellow Pages Ltd. *	19,322	267,166

		1,002,620

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	3,110	497,253

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	30,554	1,556,915

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	5,049	465,643
RONA, Inc.	28,369	285,543

		751,186

Software & Services 0.0%
CGI Group, Inc., Class A *	9,573	379,319

Technology Hardware & Equipment 0.2%
BlackBerry Ltd. *	158,689	1,612,241
Celestica, Inc. *	30,855	345,774

		1,958,015

Telecommunication Services 0.3%
BCE, Inc.	30,449	1,398,445
Rogers Communications, Inc., Class B	25,765	916,080
TELUS Corp.	20,018	686,696

		3,001,221

Transportation 0.2%
Canadian National Railway Co.	28,542	1,880,488
Canadian Pacific Railway Ltd.	3,241	564,873

		2,445,361

Utilities 0.2%
Atco Ltd., Class I	5,932	229,633
Canadian Utilities Ltd., Class A	8,978	297,665
Emera, Inc.	6,709	219,533
Fortis, Inc.	14,856	489,978
TransAlta Corp.	42,508	371,991

		1,608,800

		59,870,140

Denmark 0.8%

Banks 0.1%
Danske Bank A/S	29,580	765,600

Capital Goods 0.1%
FLSmidth & Co. A/S (c)	4,859	205,294
Vestas Wind Systems A/S *	9,908	384,961

		590,255

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	7,825	574,594

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	47,151	2,101,552

Telecommunication Services 0.1%
TDC A/S	110,668	819,031

Transportation 0.2%
AP Moeller - Maersk A/S, Series A	444	868,858
AP Moeller - Maersk A/S, Series B	817	1,650,952
DSV A/S	8,170	257,336

		2,777,146

		7,628,178

Finland 1.1%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	7,389	182,103

Capital Goods 0.1%
Kone Oyj, Class B	11,177	504,107
Metso Oyj	15,110	459,725
Wartsila Oyj Abp	9,014	417,867
YIT Oyj (c)	23,353	136,017

		1,517,716

Energy 0.1%
Neste Oil Oyj	19,697	547,742

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	17,426	636,788

Insurance 0.1%
Sampo Oyj, A Shares	17,067	826,587

Materials 0.2%
Stora Enso Oyj, R Shares	83,099	806,262
UPM-Kymmene Oyj	70,420	1,237,799

		2,044,061

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	8,468	279,187

Technology Hardware & Equipment 0.4%
Nokia Oyj	473,930	3,644,778

Telecommunication Services 0.0%
Elisa Oyj	11,394	303,079

Utilities 0.1%
Fortum Oyj	35,240	751,695

		10,733,736

France 10.3%

Automobiles & Components 0.4%
Faurecia	6,387	256,543
Peugeot S.A. *	123,822	1,784,821
Renault S.A.	21,287	1,626,888
Valeo S.A.	4,385	618,292

		4,286,544

Banks 0.8%
BNP Paribas S.A.	81,836	4,296,828
Credit Agricole S.A.	72,454	859,280
Societe Generale S.A.	55,737	2,238,193

		7,394,301

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 1.5%
Airbus Group N.V.	17,395	926,807
Alstom S.A. *	26,374	859,361
Bouygues S.A.	38,315	1,365,356
Compagnie de Saint-Gobain	77,533	3,302,958
Eiffage S.A.	6,964	339,061
Legrand S.A.	12,213	654,680
Nexans S.A. *	7,199	226,738
Rexel S.A.	35,656	666,186
Safran S.A.	11,111	739,991
Schneider Electric SE	32,256	2,424,740
Thales S.A.	6,131	322,872
Vallourec S.A.	18,211	395,124
Vinci S.A.	47,901	2,516,440

		14,740,314

Commercial & Professional Supplies 0.0%
Teleperformance	3,873	277,484

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	3,126	537,638
Hermes International (c)	705	239,256
Kering	4,470	901,882
LVMH Moet Hennessy Louis Vuitton S.A.	11,929	1,918,473

		3,597,249

Consumer Services 0.1%
Accor S.A.	14,001	696,087
Sodexo S.A. (c)	5,371	532,881

		1,228,968

Diversified Financials 0.0%
Wendel S.A.	2,203	246,888

Energy 1.7%
CGG S.A. *(c)	34,954	193,640
Technip S.A.	7,455	435,347
Total S.A.	297,513	15,271,510

		15,900,497

Food & Staples Retailing 0.4%
Carrefour S.A.	99,439	3,116,004
Casino Guichard Perrachon S.A.	7,722	700,558
Rallye S.A.	9,508	356,516

		4,173,078

Food, Beverage & Tobacco 0.3%
Danone S.A.	33,848	2,271,566
Pernod-Ricard S.A.	9,088	1,089,723

		3,361,289

Health Care Equipment & Services 0.1%
Essilor International S.A.	5,910	658,205

Household & Personal Products 0.2%
L’Oreal S.A.	8,564	1,531,280

Insurance 0.4%
AXA S.A.	154,975	3,625,166
CNP Assurances	12,345	216,723
SCOR SE	14,503	451,477

		4,293,366

Materials 0.4%
Air Liquide S.A.	18,154	2,288,646
Arkema S.A.	6,592	470,237
Lafarge S.A.	18,648	1,277,680

		4,036,563

Media 0.1%
Eutelsat Communications S.A.	10,336	355,078
Publicis Groupe S.A.	6,378	476,547
Solocal Group *	254,350	213,495

		1,045,120

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	78,828	7,263,202

Real Estate 0.1%
Unibail-Rodamco SE	2,128	599,370

Software & Services 0.1%
AtoS	4,280	314,707
Cap Gemini S.A.	11,323	821,824

		1,136,531

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	146,949	508,606

Telecommunication Services 1.4%
Orange S.A.	519,322	9,136,469
Vivendi S.A. *	180,310	4,263,861

		13,400,330

Transportation 0.1%
Air France-KLM *(c)	79,835	702,977

Utilities 0.9%
Electricite de France S.A.	34,068	923,548
GDF Suez	235,686	5,227,133
Suez Environnement Co.	40,620	746,690
Veolia Environnement S.A.	88,314	1,617,835

		8,515,206

		98,897,368

Germany 8.6%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	25,790	2,999,134
Continental AG	5,066	1,143,127
Daimler AG - Reg’d	83,890	7,597,479
Volkswagen AG	1,871	415,411

		12,155,151

Banks 0.0%
Commerzbank AG *	34,613	414,986

Capital Goods 0.9%
Brenntag AG	11,019	599,821
GEA Group AG	10,064	454,896
HOCHTIEF AG	3,214	223,519
Kloeckner & Co. SE *	26,506	273,103
MAN SE	2,574	274,424
MTU Aero Engines AG	3,055	279,492
OSRAM Licht AG *	5,821	267,581
Rheinmetall AG	5,388	233,158
Siemens AG - Reg’d	56,948	6,015,808

		8,621,802

Commercial & Professional Supplies 0.0%
Bilfinger SE	5,739	299,824

Consumer Durables & Apparel 0.1%
adidas AG	14,422	992,338

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
TUI AG	29,831	524,578

Diversified Financials 0.3%
Deutsche Bank AG - Reg’d	83,773	2,431,732
Deutsche Boerse AG	9,146	701,323

		3,133,055

Food & Staples Retailing 0.1%
METRO AG *	42,133	1,296,495

Food, Beverage & Tobacco 0.0%
Suedzucker AG (c)	14,254	179,233

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	10,310	764,108
Fresenius SE & Co. KGaA	19,978	1,143,475

		1,907,583

Household & Personal Products 0.1%
Beiersdorf AG	3,320	291,400
Henkel AG & Co. KGaA	4,018	411,131

		702,531

Insurance 0.8%
Allianz SE - Reg’d	31,479	5,190,614
Hannover Rueck SE	3,872	347,037
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	12,746	2,555,338

		8,092,989

Materials 1.5%
Aurubis AG	10,030	543,760
BASF SE	82,861	7,410,892
HeidelbergCement AG	13,953	1,026,092
K&S AG - Reg’d	24,725	780,647
LANXESS AG	9,618	461,020
Linde AG	9,302	1,781,987
Salzgitter AG	13,122	357,716
ThyssenKrupp AG *	58,877	1,529,546

		13,891,660

Media 0.1%
ProSiebenSat.1 Media AG - Reg’d	10,539	466,537

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	37,210	5,359,404
Merck KGaA	4,190	418,650

		5,778,054

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	47,482	532,123

Software & Services 0.2%
SAP SE	27,379	1,786,966

Telecommunication Services 0.8%
Deutsche Telekom AG - Reg’d	448,410	7,729,731
Freenet AG	11,428	340,273

		8,070,004

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d	43,072	728,518
Deutsche Post AG - Reg’d	82,484	2,669,436

		3,397,954

Utilities 1.0%
E.ON SE	425,410	6,585,318
RWE AG	105,660	2,930,946

		9,516,264

		81,760,127

Hong Kong 1.2%

Banks 0.1%
Hang Seng Bank Ltd.	34,600	605,558

Capital Goods 0.4%
Hutchison Whampoa Ltd.	115,000	1,526,450
Jardine Matheson Holdings Ltd.	12,000	766,833
Jardine Strategic Holdings Ltd.	8,000	279,118
Noble Group Ltd.	951,879	744,603

		3,317,004

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	528,000	523,757

Consumer Services 0.0%
Sands China Ltd.	30,000	146,051

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	14,000	322,212

Insurance 0.1%
AIA Group Ltd.	191,200	1,109,904

Real Estate 0.3%
Cheung Kong (Holdings) Ltd.	31,000	591,566
New World Development Co., Ltd.	240,000	286,139
Sun Hung Kai Properties Ltd.	32,000	520,714
Swire Pacific Ltd., Class A	40,500	542,359
The Link REIT	46,000	311,176
The Wharf Holdings Ltd.	50,000	405,061

		2,657,015

Retailing 0.0%
Esprit Holdings Ltd.	391,384	440,477

Telecommunication Services 0.0%
PCCW Ltd.	469,000	311,118

Utilities 0.2%
CLP Holdings Ltd.	122,000	1,089,164
Hong Kong & China Gas Co., Ltd.	155,735	356,627
Power Assets Holdings Ltd.	33,500	350,383

		1,796,174

		11,229,270

Ireland 0.6%

Banks 0.0%
Bank of Ireland *	1,354,945	407,796

Commercial & Professional Supplies 0.1%
Experian plc	43,038	758,374

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	4,669	338,382

Materials 0.3%
CRH plc	82,735	1,996,037

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Smurfit Kappa Group plc	21,470	527,846

		2,523,883

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	7,209	526,170

Technology Hardware & Equipment 0.1%
Seagate Technology plc	24,268	1,369,686

		5,924,291

Israel 0.4%

Banks 0.0%
Bank Leumi Le-Israel B.M. *	77,244	257,524

Materials 0.0%
Israel Chemicals Ltd.	56,780	408,013

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	44,950	2,552,866

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	306,129	488,213

		3,706,616

Italy 3.6%

Automobiles & Components 0.2%
Fiat Chrysler Automobiles N.V. *	112,534	1,484,183
Pirelli & C. S.p.A	16,232	230,151

		1,714,334

Banks 0.9%
Banca Monte dei Paschi di Siena S.p.A. *	485,649	219,561
Banca Popolare dell’Emilia Romagna SC *	33,250	224,243
Banco Popolare SC *	25,680	324,077
Intesa Sanpaolo S.p.A.	1,195,828	3,496,911
UniCredit S.p.A.	586,696	3,458,724
Unione di Banche Italiane S.C.p.A.	73,121	502,948

		8,226,464

Capital Goods 0.1%
Finmeccanica S.p.A. *	68,810	751,513
Prysmian S.p.A.	17,249	319,082

		1,070,595

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	3,933	233,864

Diversified Financials 0.1%
EXOR S.p.A.	16,431	670,756
Mediobanca S.p.A.	34,010	294,602

		965,358

Energy 0.9%
Eni S.p.A.	482,995	8,128,119
Saipem S.p.A. *	34,248	308,117

		8,436,236

Insurance 0.2%
Assicurazioni Generali S.p.A.	79,742	1,683,001

Materials 0.0%
Italcementi S.p.A.	22,135	152,392

Media 0.1%
Mediaset S.p.A. *	114,251	518,822

Telecommunication Services 0.4%
Telecom Italia S.p.A. *	2,609,270	3,031,883
Telecom Italia S.p.A. - RSP	1,430,498	1,350,915

		4,382,798

Transportation 0.1%
Atlantia S.p.A.	25,088	645,730

Utilities 0.6%
A2A S.p.A.	224,472	213,944
Enel S.p.A.	1,117,891	5,051,032
Snam S.p.A.	121,400	593,992
Terna - Rete Elettrica Nationale S.p.A.	71,615	313,983

		6,172,951

		34,202,545

Japan 22.0%

Automobiles & Components 3.0%
Aisin Seiki Co., Ltd.	25,100	876,884
Bridgestone Corp.	56,100	2,242,167
Daihatsu Motor Co., Ltd.	27,800	387,656
Denso Corp.	34,700	1,535,069
Fuji Heavy Industries Ltd.	20,600	742,986
Honda Motor Co., Ltd.	159,800	4,821,925
Isuzu Motors Ltd.	44,400	591,075
Mazda Motor Corp.	28,700	589,511
NHK Spring Co., Ltd.	27,600	248,947
Nissan Motor Co., Ltd.	299,600	2,554,754
Stanley Electric Co., Ltd.	11,200	249,279
Sumitomo Electric Industries Ltd.	97,500	1,256,354
Sumitomo Rubber Industries Ltd.	19,500	303,234
Suzuki Motor Corp.	34,300	1,084,572
Toyota Industries Corp.	12,300	662,036
Toyota Motor Corp.	153,700	9,909,181
Yamaha Motor Co., Ltd.	26,000	570,243

		28,625,873

Banks 1.1%
Mitsubishi UFJ Financial Group, Inc.	745,034	3,959,308
Mizuho Financial Group, Inc.	1,342,116	2,194,518
Resona Holdings, Inc.	145,958	724,128
Sumitomo Mitsui Financial Group, Inc.	83,810	2,812,398
Sumitomo Mitsui Trust Holdings, Inc.	141,000	495,830
The Bank of Yokohama Ltd.	62,000	334,544

		10,520,726

Capital Goods 3.0%
Asahi Glass Co., Ltd.	221,000	1,175,716
Daikin Industries Ltd.	11,900	828,073
FANUC Corp.	5,500	923,666
Furukawa Electric Co., Ltd.	168,000	279,466
Hanwa Co., Ltd.	71,000	265,233
Hino Motors Ltd.	18,300	259,100
IHI Corp.	95,000	494,957

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ITOCHU Corp.	140,200	1,419,589
JGC Corp.	16,000	325,406
JTEKT Corp.	20,200	333,141
Kajima Corp.	82,000	324,435
Kawasaki Heavy Industries Ltd.	109,000	522,232
Kinden Corp.	28,000	331,667
Komatsu Ltd.	70,900	1,390,309
Kubota Corp.	50,000	742,269
Kurita Water Industries Ltd.	12,700	270,554
LIXIL Group Corp.	26,100	508,534
Makita Corp.	6,300	279,446
Marubeni Corp.	192,700	1,063,653
Mitsubishi Corp.	148,300	2,587,123
Mitsubishi Electric Corp.	152,000	1,757,991
Mitsubishi Heavy Industries Ltd.	258,000	1,424,055
Mitsui & Co., Ltd.	190,000	2,417,702
Mitsui Engineering & Shipbuilding Co., Ltd.	109,000	177,212
Nagase & Co., Ltd.	22,100	274,740
Nidec Corp.	6,400	435,507
Nippon Sheet Glass Co., Ltd. *	216,000	198,311
NSK Ltd.	26,000	304,683
Obayashi Corp.	54,000	341,832
Shimizu Corp.	63,000	434,677
SMC Corp.	1,800	482,700
Sojitz Corp.	548,700	709,252
Sumitomo Corp.	137,800	1,359,859
Sumitomo Heavy Industries Ltd.	76,000	411,267
Taisei Corp.	81,000	469,841
Toshiba Corp.	435,000	1,739,384
TOTO Ltd.	21,000	231,826
Toyota Tsusho Corp.	39,600	937,828

		28,433,236

Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	112,000	1,007,261
Secom Co., Ltd.	14,600	847,473
Toppan Printing Co., Ltd.	115,000	768,207

		2,622,941

Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	17,200	348,252
Nikon Corp.	38,000	482,155
Panasonic Corp.	255,250	2,899,608
Sega Sammy Holdings, Inc.	18,500	240,911
Sekisui Chemical Co., Ltd.	45,000	492,154
Sekisui House Ltd.	66,300	857,360
Sharp Corp. *(c)	323,000	632,277
Shimano, Inc.	2,700	356,922
Sony Corp.	128,400	3,020,106
Sumitomo Forestry Co., Ltd.	23,600	219,503

		9,549,248

Consumer Services 0.1%
Benesse Holdings, Inc.	7,800	233,248
Oriental Land Co., Ltd.	1,700	411,895

		645,143

Diversified Financials 0.1%
Credit Saison Co., Ltd.	14,000	235,850
Nomura Holdings, Inc.	68,600	364,722
ORIX Corp.	47,200	542,366

		1,142,938

Energy 0.7%
Cosmo Oil Co., Ltd.	270,000	364,036
Idemitsu Kosan Co., Ltd.	44,500	742,789
Inpex Corp.	111,500	1,233,899
JX Holdings, Inc.	817,600	3,017,133
Showa Shell Sekiyu K.K.	37,800	368,911
TonenGeneral Sekiyu K.K.	59,000	521,602

		6,248,370

Food & Staples Retailing 0.6%
Aeon Co., Ltd.	162,600	1,717,403
Lawson, Inc.	5,200	339,983
Seven & i Holdings Co., Ltd.	80,500	2,945,824
UNY Group Holdings Co., Ltd.	69,200	398,147

		5,401,357

Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	49,000	1,009,767
Asahi Group Holdings Ltd.	28,300	928,432
Coca-Cola West Co., Ltd.	15,700	224,561
Japan Tobacco, Inc.	57,700	1,571,555
Kewpie Corp.	16,700	387,743
Kirin Holdings Co., Ltd.	97,700	1,315,454
MEIJI Holdings Co., Ltd.	7,000	769,136
NH Foods Ltd.	25,000	618,053
Nisshin Seifun Group, Inc.	28,330	348,423
Nissin Foods Holdings Co., Ltd.	4,800	259,055
Suntory Beverage & Food Ltd.	5,400	189,370
Toyo Suisan Kaisha Ltd.	8,000	281,448
Yamazaki Baking Co., Ltd.	22,000	323,907

		8,226,904

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	35,100	416,139
Medipal Holdings Corp.	41,300	481,859
Olympus Corp. *	8,100	280,131
Suzuken Co., Ltd.	16,300	459,211
Terumo Corp.	14,400	357,105

		1,994,445

Household & Personal Products 0.2%
Kao Corp.	33,900	1,486,448
Shiseido Co., Ltd.	32,200	516,447
Unicharm Corp.	10,800	297,580

		2,300,475

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	25,190	612,475
Sompo Japan Nipponkoa Holdings, Inc.	24,000	665,928
T&D Holdings, Inc.	26,150	294,490
The Dai-ichi Life Insurance Co., Ltd.	41,700	558,680
Tokio Marine Holdings, Inc.	34,600	1,207,962

		3,339,535

Materials 2.0%
Air Water, Inc.	13,000	223,681
Asahi Kasei Corp.	138,000	1,362,896
Daicel Corp.	26,000	323,262
Denki Kagaku Kogyo K.K.	76,000	299,449
DIC Corp.	106,000	262,435
Hitachi Chemical Co., Ltd.	14,000	281,654
JFE Holdings, Inc.	86,800	1,911,975

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
JSR Corp.	16,500	290,826
Kaneka Corp.	45,000	274,662
Kobe Steel Ltd.	498,000	873,397
Kuraray Co., Ltd.	36,900	463,349
Mitsubishi Chemical Holdings Corp.	237,800	1,232,477
Mitsubishi Materials Corp.	149,000	469,851
Mitsui Chemicals, Inc.	184,000	538,378
Mitsui Mining & Smelting Co., Ltd.	104,000	217,170
Nippon Paper Industries Co., Ltd.	16,000	252,305
Nippon Steel & Sumitomo Metal Corp.	751,000	1,755,307
Nitto Denko Corp.	14,000	835,778
Oji Holdings Corp.	141,000	531,494
Shin-Etsu Chemical Co., Ltd.	25,400	1,681,840
Showa Denko K.K.	305,000	389,813
Sumitomo Chemical Co., Ltd.	211,000	830,137
Sumitomo Metal Mining Co., Ltd.	49,000	700,312
Taiheiyo Cement Corp.	85,000	249,420
Taiyo Nippon Sanso Corp. (c)	26,000	311,502
Teijin Ltd.	194,000	577,896
Toray Industries, Inc.	131,000	1,115,869
Tosoh Corp.	62,000	334,233
Toyo Seikan Group Holdings Ltd.	32,700	419,545
Ube Industries Ltd.	230,000	344,461

		19,355,374

Media 0.1%
Dentsu, Inc.	19,601	805,023
Hakuhodo DY Holdings, Inc.	46,700	464,175

		1,269,198

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	116,200	1,794,750
Chugai Pharmaceutical Co., Ltd.	9,200	275,042
Daiichi Sankyo Co., Ltd.	64,500	935,724
Eisai Co., Ltd.	19,600	977,223
Kyowa Hakko Kirin Co., Ltd.	19,000	216,363
Mitsubishi Tanabe Pharma Corp.	14,900	235,555
Ono Pharmaceutical Co., Ltd.	3,100	326,257
Otsuka Holdings Co., Ltd.	31,700	980,768
Shionogi & Co., Ltd.	15,000	450,109
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	253,797
Takeda Pharmaceutical Co., Ltd.	61,600	3,077,496

		9,523,084

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	5,500	612,231
Daiwa House Industry Co., Ltd.	44,300	815,810
Mitsubishi Estate Co., Ltd.	33,000	663,985
Mitsui Fudosan Co., Ltd.	29,000	733,166
Sumitomo Realty & Development Co., Ltd.	11,500	366,817

		3,192,009

Retailing 0.5%
EDION Corp.	47,500	352,265
Fast Retailing Co., Ltd.	1,400	519,366
Isetan Mitsukoshi Holdings Ltd.	43,500	616,799
J. Front Retailing Co., Ltd.	34,000	433,270
K’s Holdings Corp.	11,500	337,753
Marui Group Co., Ltd.	29,400	305,601
Nitori Holdings Co., Ltd.	4,800	271,389
Shimamura Co., Ltd.	4,700	418,070
Takashimaya Co., Ltd.	41,000	359,614
Yamada Denki Co., Ltd.	339,200	1,260,173

		4,874,300

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	8,400	540,051
Tokyo Electron Ltd.	9,900	692,933

		1,232,984

Software & Services 0.4%
Fujitsu Ltd.	331,000	1,749,163
Konami Corp.	13,200	246,292
Nintendo Co., Ltd.	14,530	1,401,557
NTT Data Corp.	14,500	551,549

		3,948,561

Technology Hardware & Equipment 2.1%
Brother Industries Ltd.	25,000	428,145
Canon, Inc.	134,200	4,245,475
FUJIFILM Holdings Corp.	63,000	2,129,254
Hitachi Ltd.	547,000	4,130,993
Hoya Corp.	27,000	1,046,319
Ibiden Co., Ltd.	16,000	240,534
Keyence Corp.	673	314,585
Konica Minolta, Inc.	60,100	661,365
Kyocera Corp.	29,400	1,294,031
Murata Manufacturing Co., Ltd.	7,700	831,248
NEC Corp.	427,000	1,206,127
Nippon Electric Glass Co., Ltd.	98,000	505,781
Omron Corp.	11,100	443,763
Ricoh Co., Ltd.	93,400	911,152
Seiko Epson Corp.	11,400	462,987
TDK Corp.	14,000	872,503

		19,724,262

Telecommunication Services 1.4%
KDDI Corp.	54,600	3,854,154
Nippon Telegraph & Telephone Corp.	79,204	4,687,826
NTT DOCOMO, Inc.	170,300	2,874,886
SoftBank Corp.	32,100	1,889,139

		13,306,005

Transportation 1.3%
ANA Holdings, Inc.	130,000	359,021
Central Japan Railway Co.	11,400	1,954,913
East Japan Railway Co.	30,518	2,357,153
Hankyu Hanshin Holdings, Inc.	92,000	511,376
Kamigumi Co., Ltd.	25,000	249,826
Kawasaki Kisen Kaisha Ltd.	174,000	498,069
Kintetsu Corp.	77,000	271,456
Mitsui O.S.K. Lines Ltd.	235,000	793,350
Nagoya Railroad Co., Ltd.	74,000	290,710
Nippon Express Co., Ltd.	164,000	956,744
Nippon Yusen K.K.	319,000	948,422
Odakyu Electric Railway Co., Ltd.	31,000	301,575
Seino Holdings Co., Ltd.	31,000	337,321
Tobu Railway Co., Ltd.	73,000	351,062
Tokyu Corp.	79,000	522,846
West Japan Railway Co.	20,763	1,067,917
Yamato Holdings Co., Ltd.	40,800	922,750

		12,694,511

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 1.3%
Chubu Electric Power Co., Inc. *	138,300	1,826,112
Electric Power Development Co., Ltd.	13,100	477,222
Hokkaido Electric Power Co., Inc. *	40,700	328,759
Hokuriku Electric Power Co.	32,400	457,881
Kyushu Electric Power Co., Inc. *	71,500	689,986
Osaka Gas Co., Ltd.	238,000	938,109
Shikoku Electric Power Co., Inc. *	27,800	349,585
The Chugoku Electric Power Co., Inc.	44,800	619,381
The Kansai Electric Power Co., Inc. *	144,100	1,393,287
Toho Gas Co., Ltd.	45,000	244,520
Tohoku Electric Power Co., Inc.	77,700	978,758
Tokyo Electric Power Co., Inc. *	603,600	2,561,450
Tokyo Gas Co., Ltd.	239,000	1,425,663

		12,290,713

		210,462,192

Luxembourg 0.5%

Energy 0.1%
Tenaris S.A.	28,546	402,823

Materials 0.3%
APERAM S.A. *	9,232	239,659
ArcelorMittal	278,206	2,657,894

		2,897,553

Media 0.1%
RTL Group S.A. *	2,891	273,649
SES S.A.	15,292	557,061

		830,710

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	5,532	352,779

		4,483,865

Netherlands 5.3%

Banks 0.2%
ING Groep N.V. CVA *	185,684	2,308,498

Capital Goods 0.3%
Koninklijke BAM Groep N.V. (c)	65,617	196,944
Koninklijke Boskalis Westminster N.V.	4,395	194,296
Koninklijke Philips N.V.	78,827	2,173,644

		2,564,884

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	11,639	611,792

Diversified Financials 0.0%
SNS Reaal N.V. *(a)(b)(c)	124,822	—

Energy 3.1%
Fugro N.V. CVA	10,501	227,716
Royal Dutch Shell plc, A Shares	582,134	17,711,975
Royal Dutch Shell plc, B Shares	366,282	11,596,474

		29,536,165

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	142,086	2,564,436

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	9,232	604,164
Heineken N.V.	10,879	811,881
Nutreco N.V.	7,460	379,762
Unilever N.V. CVA	78,003	3,382,571

		5,178,378

Insurance 0.1%
Aegon N.V.	128,538	916,073
Delta Lloyd N.V.	11,967	226,100

		1,142,173

Materials 0.3%
Akzo Nobel N.V.	26,087	1,879,339
Koninklijke DSM N.V.	16,108	854,381

		2,733,720

Media 0.1%
Reed Elsevier N.V.	15,700	383,842
Wolters Kluwer N.V.	16,061	479,788

		863,630

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	5,280	550,748

Software & Services 0.0%
Gemalto N.V. (c)	2,661	192,676

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	582,359	1,797,382
Ziggo N.V. *(a)(b)	5,100	248,669

		2,046,051

Transportation 0.1%
PostNL N.V. *	107,350	388,317
TNT Express N.V.	64,953	424,814

		813,131

		51,106,282

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	62,107	377,286

Telecommunication Services 0.1%
Spark New Zealand Ltd.	281,500	674,530

Utilities 0.0%
Meridian Energy Ltd.	179,218	249,697

		1,301,513

Norway 0.8%

Banks 0.1%
DNB A.S.A.	47,081	682,138

Energy 0.3%
Akastor A.S.A. (c)	34,719	85,360
Petroleum Geo-Services A.S.A. (c)	37,020	201,289
Statoil A.S.A.	187,517	3,140,212

		3,426,861

Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	21,234	277,773

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Orkla A.S.A.	79,522	586,064

		863,837

Materials 0.2%
Norsk Hydro A.S.A.	115,673	679,780
Yara International A.S.A.	19,576	1,019,172

		1,698,952

Telecommunication Services 0.1%
Telenor A.S.A.	57,640	1,238,267

		7,910,055

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A., Class R *	1,577,988	111,132

Energy 0.1%
Galp Energia, SGPS, S.A.	32,347	341,726

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d (c)	392,877	273,828

Utilities 0.1%
EDP - Energias de Portugal S.A.	232,183	883,208

		1,609,894

Singapore 0.9%

Banks 0.3%
DBS Group Holdings Ltd.	67,056	977,651
Oversea-Chinese Banking Corp., Ltd.	109,897	842,928
United Overseas Bank Ltd.	51,952	888,419

		2,708,998

Capital Goods 0.1%
Keppel Corp., Ltd.	83,300	534,999
Sembcorp Industries Ltd.	77,000	244,855

		779,854

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	175,166	415,702

Media 0.0%
Singapore Press Holdings Ltd.	110,000	335,457

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	8,000	249,697

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	78,558	873,565
Venture Corp., Ltd.	43,000	258,215

		1,131,780

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	453,486	1,365,661

Transportation 0.1%
ComfortDelGro Corp., Ltd.	127,000	269,304
Hutchison Port Holdings Trust, Class U	413,000	294,493
Singapore Airlines Ltd.	67,270	628,337

		1,192,134

		8,179,283

Spain 4.0%

Banks 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	466,174	3,982,223
Banco de Sabadell S.A.	190,639	481,761
Banco Popular Espanol S.A.	128,968	545,142
Banco Santander S.A.	1,347,795	9,065,362
CaixaBank S.A.	61,644	268,505

		14,342,993

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	21,323	741,608
Ferrovial S.A.	34,424	682,934
Fomento de Construcciones y Contratas S.A. *	18,759	232,210

		1,656,752

Energy 0.3%
Repsol S.A.	165,815	2,937,372

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	31,925	206,687

Insurance 0.0%
Mapfre S.A.	77,857	262,094

Retailing 0.1%
Inditex S.A.	38,758	1,142,335

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	11,971	480,088

Telecommunication Services 1.1%
Telefonica S.A.	726,333	10,891,657

Transportation 0.1%
Abertis Infraestructuras S.A.	21,512	421,259

Utilities 0.6%
Acciona S.A. *	4,495	321,320
Enagas S.A.	9,693	306,954
Endesa S.A.	14,694	293,260
Gas Natural SDG S.A.	23,914	561,352
Iberdrola S.A.	518,686	3,580,190
Red Electrica Corp. S.A.	4,730	402,987

		5,466,063

		37,807,300

Sweden 2.4%

Automobiles & Components 0.1%
Autoliv, Inc.	6,049	641,557

Banks 0.5%
Nordea Bank AB	135,346	1,718,321
Skandinaviska Enskilda Banken AB, A Shares	63,184	760,836
Svenska Handelsbanken AB, A Shares	23,338	1,105,146
Swedbank AB, A Shares	34,562	836,084

		4,420,387

Capital Goods 0.7%
Alfa Laval AB	13,048	242,369

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Assa Abloy AB, B Shares	10,594	578,580
Atlas Copco AB, A Shares	34,678	1,026,768
Atlas Copco AB, B Shares	15,522	424,545
NCC AB, B Shares	9,072	293,337
Sandvik AB	96,407	1,011,945
Skanska AB, B Shares	35,035	776,523
SKF AB, B Shares	34,413	811,179
Trelleborg AB, B Shares	13,252	239,663
Volvo AB, A Shares	19,593	230,698
Volvo AB, B Shares	126,664	1,482,886

		7,118,493

Commercial & Professional Supplies 0.1%
Securitas AB, B Shares	36,217	441,446

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	26,160	805,166
Husqvarna AB, B Shares	41,470	288,016

		1,093,182

Food, Beverage & Tobacco 0.0%
Swedish Match AB	12,171	396,250

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	10,995	270,999

Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., A Shares	3,447	83,225
Svenska Cellulosa AB, S.C.A., B Shares	39,665	956,089

		1,039,314

Materials 0.1%
Boliden AB	35,675	557,305
SSAB AB, A Shares *	45,880	222,811
SSAB AB, B Shares *	26,715	114,971

		895,087

Retailing 0.2%
Hennes & Mauritz AB, B Shares	41,179	1,693,970

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	215,081	2,607,697

Telecommunication Services 0.2%
Tele2 AB, B Shares	62,935	711,969
TeliaSonera AB	217,236	1,338,556

		2,050,525

		22,668,907

Switzerland 5.6%

Capital Goods 0.5%
Wolseley plc	22,951	1,330,356
ABB Ltd. - Reg’d *	138,436	2,661,600
Geberit AG - Reg’d	1,073	366,584
Schindler Holding AG	1,703	252,226
Schindler Holding AG - Reg’d	125	18,202

		4,628,968

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d *	13,546	1,011,934
SGS S.A. - Reg’d	196	371,791

		1,383,725

Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg’d	13,013	1,081,095
The Swatch Group AG - Bearer Shares	1,097	436,292
The Swatch Group AG - Reg’d	1,605	117,987

		1,635,374

Diversified Financials 0.2%
Credit Suisse Group AG - Reg’d *	57,628	1,213,406
UBS Group AG *	17,858	299,319

		1,512,725

Energy 0.1%
Transocean Ltd. (c)	47,618	760,074
Weatherford International plc *	48,313	499,073

		1,259,147

Food, Beverage & Tobacco 1.2%
Aryzta AG *	3,165	237,278
Chocoladefabriken Lindt & Sprungli AG	18	93,691
Chocoladefabriken Lindt & Sprungli AG - Reg’d	3	188,985
Coca-Cola HBC AG CDI *	9,766	156,966
Nestle S.A. - Reg’d	146,677	11,201,863

		11,878,783

Insurance 0.6%
Baloise Holding AG - Reg’d	2,685	349,499
Swiss Life Holding AG - Reg’d *	1,416	315,985
Swiss Re AG *	19,318	1,742,627
Zurich Insurance Group AG *	11,334	3,758,107

		6,166,218

Materials 0.6%
Clariant AG - Reg’d *	16,655	267,583
Givaudan S.A. - Reg’d *	264	481,226
Glencore plc *	640,912	2,389,692
Holcim Ltd. - Reg’d *	17,252	1,206,137
Sika AG	84	288,498
Syngenta AG - Reg’d	4,267	1,389,906

		6,023,042

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Lonza Group AG - Reg’d *	2,440	288,984
Novartis AG - Reg’d	96,628	9,416,661
Roche Holding AG	22,582	6,086,242
Roche Holding AG - Bearer Shares	747	204,919

		15,996,806

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	70,751	588,338

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	20,003	1,327,999

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,360	797,393

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	3,366	463,344

		53,661,862

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 16.9%

Automobiles & Components 0.1%
Delphi Automotive plc	8,706	598,364
GKN plc	68,338	377,419

		975,783

Banks 2.3%
Barclays plc	1,357,311	4,766,913
HSBC Holdings plc	1,325,997	12,131,820
Lloyds Banking Group plc *	2,091,075	2,316,522
Royal Bank of Scotland Group plc *	158,024	858,026
Standard Chartered plc	125,517	1,673,755

		21,747,036

Capital Goods 0.7%
BAE Systems plc	297,134	2,261,966
Balfour Beatty plc	128,844	430,824
Bunzl plc	15,505	441,690
Carillion plc	50,319	258,452
Cobham plc	68,636	336,446
IMI plc	13,312	254,914
Meggitt plc	33,662	272,120
Rolls-Royce Holdings plc *	99,053	1,323,350
SIG plc	77,950	216,180
Smiths Group plc	24,333	411,812
The Weir Group plc	7,698	194,081
Travis Perkins plc	14,232	410,682

		6,812,517

Commercial & Professional Supplies 0.2%
Aggreko plc	12,157	283,526
Babcock International Group plc	14,630	221,227
Capita plc	19,061	320,102
G4S plc	133,125	570,456
Hays plc	120,952	281,841
Serco Group plc	73,000	169,767

		1,846,919

Consumer Durables & Apparel 0.1%
Barratt Developments plc	52,368	360,474
Burberry Group plc	13,351	346,852
Taylor Wimpey plc	148,379	301,441

		1,008,767

Consumer Services 0.4%
Carnival plc	12,872	576,294
Compass Group plc	93,560	1,613,081
InterContinental Hotels Group plc	9,682	386,096
Thomas Cook Group plc *	181,998	349,446
TUI AG (New) *	25,443	439,940
Whitbread plc	5,466	410,282
William Hill plc	47,009	266,334

		4,041,473

Diversified Financials 0.1%
ICAP plc	36,600	257,007
Man Group plc	405,459	1,091,554

		1,348,561

Energy 2.6%
Amec Foster Wheeler plc	33,499	400,523
BG Group plc	197,893	2,639,471
BP plc	3,182,859	20,446,787
Ensco plc, Class A	11,821	331,461
John Wood Group plc	35,707	306,702
Noble Corp., plc	26,037	422,320
Petrofac Ltd.	12,164	128,873
Subsea 7 S.A.	20,133	171,262
Tullow Oil plc	30,900	169,992

		25,017,391

Food & Staples Retailing 0.9%
Booker Group plc	114,495	257,026
J. Sainsbury plc	332,553	1,274,346
Tesco plc	1,463,377	4,948,647
WM Morrison Supermarkets plc	683,799	1,844,974

		8,324,993

Food, Beverage & Tobacco 1.7%
Associated British Foods plc	13,856	646,205
British American Tobacco plc	95,764	5,402,624
Diageo plc	84,520	2,501,845
Imperial Tobacco Group plc	55,925	2,626,740
SABMiller plc	28,902	1,574,183
Tate & Lyle plc	41,600	424,275
Unilever plc	62,315	2,743,980

		15,919,852

Health Care Equipment & Services 0.1%
Smith & Nephew plc	37,334	665,773

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	23,786	2,013,125

Insurance 0.8%
Amlin plc	34,183	250,469
Aviva plc	217,111	1,722,534
Direct Line Insurance Group plc	104,235	488,827
Friends Life Group Ltd.	118,332	707,611
Legal & General Group plc	151,657	609,073
Old Mutual plc	273,702	853,914
Prudential plc	60,795	1,477,950
RSA Insurance Group plc *	101,652	693,650
Standard Life plc	99,440	600,801
Willis Group Holdings plc	7,230	313,059

		7,717,888

Materials 1.4%
Anglo American plc	178,936	2,988,878
Antofagasta plc	32,394	315,846
BHP Billiton plc	162,567	3,531,041
Johnson Matthey plc	16,961	829,744
KAZ Minerals plc *	81,735	246,378
Mondi plc	27,505	490,658
Rexam plc	75,912	485,098
Rio Tinto plc	98,035	4,307,950
Vedanta Resources plc	17,403	97,248

		13,292,841

Media 0.6%
Informa plc	38,253	294,126
ITV plc	90,344	298,995
Liberty Global plc, Class A *	12,172	568,676
Liberty Global plc, Series C *	21,065	960,354
Pearson plc	57,691	1,170,538
Reed Elsevier plc	25,872	449,164
Sky plc	48,364	674,444

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WPP plc	53,679	1,180,432

		5,596,729

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	108,955	7,756,001
GlaxoSmithKline plc	363,844	8,011,379

		15,767,380

Real Estate 0.0%
Land Securities Group plc	24,448	468,570

Retailing 0.5%
Home Retail Group plc	260,747	753,158
Inchcape plc	46,186	482,455
Kingfisher plc	245,258	1,261,647
Marks & Spencer Group plc	174,682	1,269,786
Next plc	6,561	712,971

		4,480,017

Software & Services 0.0%
The Sage Group plc	62,770	452,500

Telecommunication Services 1.5%
BT Group plc	450,246	2,824,685
Cable & Wireless Communications plc	389,557	292,476
Inmarsat plc	23,402	293,234
Vodafone Group plc	3,072,513	10,804,424

		14,214,819

Transportation 0.1%
FirstGroup plc *	241,400	360,273
International Consolidated Airlines Group S.A. *	41,070	334,564

		694,837

Utilities 1.0%
Centrica plc	543,735	2,399,517
Drax Group plc	41,026	222,605
National Grid plc	229,445	3,225,768
Pennon Group plc	22,068	294,986
Severn Trent plc	15,260	494,039
SSE plc	94,551	2,288,005
United Utilities Group plc	46,660	720,144

		9,645,064

		162,052,835

Total Common Stock
(Cost $891,610,059)		937,477,422

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	3,979	336,858
Volkswagen AG	13,458	3,002,316

		3,339,174

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	7,582	868,079

Utilities 0.0%
RWE AG, Non Voting Shares	8,802	183,297

		4,390,550

Italy 0.0%

Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	87,221	222,489

Total Preferred Stock
(Cost $3,777,818)		4,613,039

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. *(a)(b)	118,029	2,103
Banco Santander S.A. *(a)(b)	1,234,376	188,938

		191,041

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A. *	21,323	10,843

Total Rights
(Cost $225,462)		201,884

Other Investment Company 0.8% of net assets

United States 0.8%

Securities Lending Collateral 0.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	7,499,164	7,499,164

Total Other Investment Company
(Cost $7,499,164)		7,499,164

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Australia & New Zealand Banking Group Ltd.
US Dollar
0.03%, 02/02/15	3,929,334	3,929,334
Brown Brothers Harriman
Australian Dollar
1.44%, 02/02/15	724	564
Canadian Dollar
0.10%, 02/02/15	24,616	19,372
Euro
(0.17)%, 02/02/15	3,799	4,293
Japanese Yen
0.01%, 02/02/15	782	7
Pound Sterling
0.07%, 02/02/15	872	1,313

		3,954,883

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.02%, 03/19/15 (d)(e)	50,000	50,007
0.03%, 03/19/15 (d)(e)	200,000	199,992

		249,999

Total Short-Term Investments
(Cost $4,204,873)		4,204,882

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $923,799,267 and the unrealized appreciation and depreciation were $103,403,573 and ($73,206,449), respectively, with a net unrealized appreciation of $30,197,124.

At 01/31/15, the values of certain foreign securities held by the fund aggregating $869,299,348 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $439,710 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $6,931,838.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the 7-day yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 03/20/15	120	10,599,600	(41,141)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$508,677,262	$—	$508,677,262
Australia[1]	—	49,246,462	—	49,246,462
Utilities	480,647	—	—	480,647
Austria[1]	—	2,812,641	—	2,812,641
Telecommunication Services	266,027	—	—	266,027
Canada[1]	59,870,140	—	—	59,870,140
Hong Kong[1]	—	7,388,509	—	7,388,509
Capital Goods	1,526,450	1,790,554	—	3,317,004
Consumer Durables & Apparel	523,757	—	—	523,757
Ireland[1]	—	4,554,605	—	4,554,605
Technology Hardware & Equipment	1,369,686	—	—	1,369,686
Netherlands[1]	—	43,881,853	—	43,881,853
Diversified Financials	—	—	—	—
Food, Beverage & Tobacco	379,762	4,798,616	—	5,178,378
Telecommunication Services	—	1,797,382	248,669	2,046,051
New Zealand[1]	—	1,051,816	—	1,051,816
Utilities	249,697	—	—	249,697
Singapore[1]	—	7,047,503	—	7,047,503
Technology Hardware & Equipment	873,565	258,215	—	1,131,780
Sweden[1]	—	22,027,350	—	22,027,350
Automobiles & Components	641,557	—	—	641,557
Switzerland[1]	—	49,561,991	—	49,561,991
Diversified Financials	299,319	1,213,406	—	1,512,725
Energy	499,073	760,074	—	1,259,147
Technology Hardware & Equipment	1,327,999	—	—	1,327,999
United Kingdom[1]	—	110,044,135	—	110,044,135
Automobiles & Components	598,364	377,419	—	975,783
Capital Goods	430,824	6,381,693	—	6,812,517
Commercial & Professional Supplies	169,767	1,677,152	—	1,846,919
Consumer Services	439,940	3,601,533	—	4,041,473
Energy	753,781	24,263,610	—	25,017,391
Insurance	313,059	7,404,829	—	7,717,888
Media	1,529,030	4,067,699	—	5,596,729
Preferred Stock[1]	—	4,613,039	—	4,613,039
Rights
Spain	10,843	—	191,041	201,884
Other Investment Company[1]	7,499,164	—	—	7,499,164
Short-Term Investments[1]	—	4,204,882	—	4,204,882

Total	$80,052,451	$873,504,230	$439,710	$953,996,391

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($41,141)	$—	$—	($41,141)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
Neitherland	$—	$—	($558)	$—	$—	$249,227	$—	$248,669
Preferred Stock
United Kingdom	$11,749	$—	$39	$—	($11,788)	$—	$—	$—
Rights
Spain	—	(1)	(23,614)	214,662	(6)	—	—	191,041

Total	$11,749	($1)	($24,133)	$214,662	($11,794)	$249,227	$—	$439,710

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015. The transfers in the amount of $3,556,503 and $2,602,592 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.

REG46848JAN15

 17

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.1%		Common Stock	314,266,594	327,725,947
0.5%		Preferred Stock	1,533,329	1,676,145
4.0%		Other Investment Companies	13,225,897	13,260,470
0.0%		Short-Term Investments	119,684	119,684

102.6%		Total Investments	329,145,504	342,782,246
(2	.6)%	Other Assets and Liabilities, Net		(8,586,079)

100.0%		Net Assets		334,196,167

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Australia 5.4%

Banks 0.2%
Bank of Queensland Ltd.	33,645	325,913
Bendigo & Adelaide Bank Ltd.	47,924	496,303

		822,216

Capital Goods 0.2%
Bradken Ltd.	71,834	151,502
Cardno Ltd.	35,855	81,889
GWA Group Ltd.	84,597	173,237
Monadelphous Group Ltd.	24,076	151,658
Seven Group Holdings Ltd.	18,705	74,139

		632,425

Commercial & Professional Supplies 0.4%
ALS Ltd.	67,836	256,143
Cabcharge Australia Ltd.	22,526	75,764
Mineral Resources Ltd.	16,795	86,997
SAI Global Ltd.	23,614	71,768
Seek Ltd.	10,012	137,790
SKILLED Group Ltd.	121,999	123,263
Transfield Services Ltd. *	348,476	381,561
Transpacific Industries Group Ltd.	326,556	209,735

		1,343,021

Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	285,505	142,337
G.U.D. Holdings Ltd.	30,701	186,724

		329,061

Consumer Services 0.3%
Ardent Leisure Group	47,844	103,122
Aristocrat Leisure Ltd.	32,781	177,586
Echo Entertainment Group Ltd.	126,464	395,146
Flight Centre Travel Group Ltd.	4,747	138,571
Navitas Ltd.	20,474	84,597

		899,022

Diversified Financials 0.3%
ASX Ltd.	13,360	394,863
Challenger Ltd.	39,985	194,528
IOOF Holdings Ltd.	20,745	151,376
Perpetual Ltd.	5,100	193,502

		934,269

Energy 0.1%
AWE Ltd. *	148,222	153,892
Beach Energy Ltd.	192,117	143,029
Whitehaven Coal Ltd. *(a)	112,290	107,211

		404,132

Food, Beverage & Tobacco 0.4%
Bega Cheese Ltd.	16,708	66,123
Goodman Fielder Ltd.	873,148	435,037
GrainCorp Ltd., Class A	43,737	301,897
Treasury Wine Estates Ltd.	124,461	473,179

		1,276,236

Health Care Equipment & Services 0.6%
Ansell Ltd.	19,716	346,069
Cochlear Ltd.	5,837	375,164
Primary Health Care Ltd.	97,592	349,528
Ramsay Health Care Ltd.	7,806	359,223
Sigma Pharmaceuticals Ltd.	783,411	486,153

		1,916,137

Insurance 0.1%
nib Holdings Ltd.	77,539	199,087

Materials 0.8%
Adelaide Brighton Ltd.	90,100	249,697
Atlas Iron Ltd. (a)	354,440	46,318
CSR Ltd.	168,184	519,514
DuluxGroup Ltd.	29,419	136,273
Fortescue Metals Group Ltd.	149,991	271,977
Iluka Resources Ltd.	71,612	388,899
Mount Gibson Iron Ltd.	395,039	65,060
Nufarm Ltd.	70,057	307,846
OceanaGold Corp. *	39,819	87,742
OZ Minerals Ltd.	160,581	479,667
PanAust Ltd.	70,311	65,635

		2,618,628

Media 0.2%
APN News & Media Ltd. *	190,263	119,691
Seven West Media Ltd.	180,353	182,807
Southern Cross Media Group Ltd.	161,844	131,681
Ten Network Holdings Ltd. *	713,919	110,255
Village Roadshow Ltd.	17,388	82,025

		626,459

Real Estate 0.7%
Charter Hall Retail REIT	35,266	119,960

 1

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cromwell Property Group	101,792	83,822
Dexus Property Group	93,130	556,179
Goodman Group	105,872	501,901
Investa Office Fund	58,790	175,822
Novion Property Group	219,895	394,577
The GPT Group	139,475	489,027

		2,321,288

Retailing 0.5%
Automotive Holdings Group Ltd.	71,228	208,306
Harvey Norman Holdings Ltd.	102,080	311,781
JB Hi-Fi Ltd. (a)	22,544	292,229
Myer Holdings Ltd.	290,498	349,914
Pacific Brands Ltd.	816,740	309,817
Premier Investments Ltd.	23,350	185,535
Super Retail Group Ltd.	15,305	103,294

		1,760,876

Software & Services 0.0%
Iress Ltd.	10,395	83,161

Telecommunication Services 0.0%
iiNET Ltd.	10,634	61,717

Transportation 0.1%
Sydney Airport	120,495	465,619
Virgin Australia International Holdings (b)(c)	176,214	—

		465,619

Utilities 0.4%
APA Group	79,852	503,368
AusNet Services	270,254	293,345
DUET Group	255,654	497,441

		1,294,154

		17,987,508

Austria 0.6%

Capital Goods 0.2%
Wienerberger AG	32,169	454,559
Zumtobel Group AG	7,382	169,384

		623,943

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	1,218	72,045

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,300	309,834

Materials 0.1%
Lenzing AG	2,545	165,058
RHI AG	6,328	165,988

		331,046

Real Estate 0.1%
IMMOFINANZ AG *	95,418	218,040

Transportation 0.1%
Flughafen Wien AG	1,289	111,850
Oesterreichische Post AG	7,667	380,337

		492,187

Utilities 0.0%
Verbund AG	8,272	144,782

		2,191,877

Belgium 1.4%

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	1,264	150,229
Gimv N.V.	5,301	239,905
Groupe Bruxelles Lambert S.A.	4,757	394,369

		784,503

Energy 0.0%
Euronav N.V. *	9,378	109,952

Health Care Equipment & Services 0.1%
Agfa-Gevaert N.V. *	118,865	277,903
Fagron	1,795	73,286

		351,189

Materials 0.2%
Nyrstar N.V. *	116,565	438,491
Tessenderlo Chemie N.V. *	12,186	315,405

		753,896

Media 0.2%
Telenet Group Holding N.V. *	8,098	450,350

Real Estate 0.1%
Befimmo S.A.	1,715	130,911
Cofinimmo S.A.	1,974	241,343

		372,254

Retailing 0.1%
S.A. D’Ieteren N.V.	11,900	384,853

Technology Hardware & Equipment 0.1%
Barco N.V.	3,208	206,467
EVS Broadcast Equipment S.A.	3,024	101,980

		308,447

Telecommunication Services 0.2%
Mobistar S.A. *	27,687	615,089

Transportation 0.1%
bpost S.A.	8,307	218,590

Utilities 0.1%
Elia System Operator S.A./N.V.	6,402	281,165

		4,630,288

Canada 7.4%

Automobiles & Components 0.1%
Linamar Corp.	5,652	323,766
Martinrea International, Inc.	20,064	148,897

		472,663

Banks 0.2%
Canadian Western Bank	5,905	119,754
Genworth MI Canada, Inc. (a)	7,756	193,000
Home Capital Group, Inc.	4,121	136,210
Laurentian Bank of Canada	4,695	172,954

		621,918

Capital Goods 0.6%
Aecon Group, Inc.	17,349	133,800

2

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ATS Automation Tooling Systems, Inc. *	7,159	81,692
Bird Construction, Inc. (a)	11,341	99,157
CAE, Inc.	28,379	349,517
MacDonald, Dettwiler & Associates Ltd.	4,210	309,248
New Flyer Industries, Inc.	7,965	86,000
Richelieu Hardware Ltd.	2,448	114,126
Russel Metals, Inc.	17,390	320,511
Toromont Industries Ltd.	12,355	268,549
Wajax Corp.	7,056	134,656
WSP Global, Inc.	5,662	153,146

		2,050,402

Commercial & Professional Supplies 0.4%
Morneau Shepell, Inc.	6,290	84,744
Newalta Corp.	9,962	103,877
Progressive Waste Solutions Ltd.	17,091	487,699
Ritchie Bros. Auctioneers, Inc.	8,898	223,028
Stantec, Inc.	8,047	197,898
Transcontinental, Inc., Class A	27,917	332,403

		1,429,649

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	11,184	320,461
Gildan Activewear, Inc.	7,224	421,717
lululemon athletica, Inc. *	4,423	292,980

		1,035,158

Consumer Services 0.0%
Great Canadian Gaming Corp. *	5,800	90,147

Diversified Financials 0.2%
AGF Management Ltd., Class B	35,891	203,365
CI Financial Corp.	16,758	427,291
Dundee Corp., Class A *	14,223	134,540

		765,196

Energy 1.3%
Advantage Oil & Gas Ltd. *	48,189	202,131
AltaGas Ltd.	10,625	359,044
Calfrac Well Services Ltd.	13,062	83,880
Enbridge Income Fund Holdings, Inc.	3,439	111,422
Enerflex Ltd.	19,177	241,467
Ensign Energy Services, Inc.	32,693	226,667
Freehold Royalties Ltd.	6,836	95,866
Gibson Energy, Inc.	18,629	331,472
Gran Tierra Energy, Inc. *	29,854	64,609
Keyera Corp.	6,741	397,871
Lightstream Resources Ltd. (a)	152,620	91,281
MEG Energy Corp. *	3,203	48,850
Mullen Group Ltd.	15,904	255,200
NuVista Energy Ltd. *	13,992	78,620
Parkland Fuel Corp.	19,406	334,302
Pason Systems, Inc.	5,209	73,419
Peyto Exploration & Development Corp.	8,774	221,646
Precision Drilling Corp.	55,025	281,036
Savanna Energy Services Corp. (a)	21,133	37,420
ShawCor Ltd.	7,758	213,075
Trican Well Service Ltd.	39,134	150,906
Trilogy Energy Corp.	4,847	24,794
Trinidad Drilling Ltd.	34,873	117,186
Veresen, Inc.	25,806	328,388

		4,370,552

Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., Class A	12,587	252,493
The North West Co., Inc.	13,242	276,782

		529,275

Food, Beverage & Tobacco 0.2%
Cott Corp.	35,497	269,852
Maple Leaf Foods, Inc.	21,304	341,682
Rogers Sugar, Inc. (a)	27,815	100,035

		711,569

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	10,088	321,209

Materials 1.8%
Agnico-Eagle Mines Ltd.	18,608	627,344
Alamos Gold, Inc.	11,219	59,861
Canexus Corp.	17,899	33,384
Canfor Corp. *	8,551	213,657
Cascades, Inc.	37,936	234,357
CCL Industries, Inc., Class B	2,313	239,091
Centerra Gold, Inc.	49,700	298,036
Chemtrade Logistics Income Fund	9,660	160,404
Dominion Diamond Corp. *	10,867	180,532
Eldorado Gold Corp.	54,888	263,490
Franco-Nevada Corp.	3,961	228,583
HudBay Minerals, Inc.	34,657	252,284
IAMGOLD Corp. *	182,564	488,485
Labrador Iron Ore Royalty Corp.	3,894	53,138
Lundin Mining Corp. *	72,179	256,747
Major Drilling Group International, Inc.	25,894	138,569
Methanex Corp.	8,828	390,163
Nevsun Resources Ltd.	22,480	77,664
New Gold, Inc. *	35,282	154,655
Pan American Silver Corp.	21,673	253,793
SEMAFO, Inc. *	32,529	113,917
Sherritt International Corp.	178,675	300,908
Silver Wheaton Corp.	11,876	272,811
Thompson Creek Metals Co., Inc. *	82,217	102,229
West Fraser Timber Co., Ltd.	9,877	567,265

		5,961,367

Media 0.4%
Aimia, Inc.	30,805	330,426
Cineplex, Inc. (a)	9,108	323,909
Cogeco Cable, Inc.	3,631	208,596
Corus Entertainment, Inc., Class B	16,004	271,666
Entertainment One Ltd.	18,222	75,611

		1,210,208

Real Estate 0.5%
Boardwalk Real Estate Investment Trust	2,554	123,268
Calloway Real Estate Investment Trust (a)	6,958	173,745

 3

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Canadian Real Estate Investment Trust	3,284	124,620
Cominar Real Estate Investment Trust (a)	5,999	91,635
Dream Office Real Estate Investment Trust	3,484	74,467
First Capital Realty, Inc.	9,485	145,705
FirstService Corp.	1,685	88,646
Granite Real Estate Investment Trust	5,498	192,973
H&R Real Estate Investment Trust	10,852	208,551
RioCan Real Estate Investment Trust	14,003	324,426

		1,548,036

Retailing 0.3%
Dollarama, Inc.	7,586	360,286
Hudson’s Bay Co.	9,538	175,793
Reitmans (Canada) Ltd., Class A	52,017	331,579
Sears Canada, Inc. *(a)	29,411	275,432

		1,143,090

Software & Services 0.2%
Constellation Software, Inc.	467	129,398
DH Corp.	8,792	245,556
Open Text Corp.	4,910	278,441

		653,395

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	7,075	142,814

Transportation 0.2%
TransForce, Inc.	17,767	403,242
Westshore Terminals Investment Corp.	5,273	132,790

		536,032

Utilities 0.3%
Capital Power Corp.	18,804	374,245
Just Energy Group, Inc. (a)	49,295	250,219
Northland Power, Inc.	9,275	124,815
Superior Plus Corp. (a)	38,065	365,462

		1,114,741

		24,707,421

Denmark 1.3%

Banks 0.2%
Jyske Bank A/S - Reg’d *	6,243	282,579
Sydbank A/S *	10,348	291,495

		574,074

Capital Goods 0.1%
NKT Holding A/S	4,835	248,362
Rockwool International A/S, B Shares	1,424	152,057

		400,419

Consumer Durables & Apparel 0.1%
Pandora A/S	4,261	304,609

Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S *	800	136,369
Schouw & Co.	3,332	154,635

		291,004

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	3,850	303,478
GN Store Nord A/S	12,694	284,573
William Demant Holding A/S *	1,950	148,038

		736,089

Insurance 0.1%
Topdanmark A/S *	5,870	196,425
Tryg A/S	2,293	268,496

		464,921

Materials 0.2%
Chr. Hansen Holding A/S	4,819	200,252
Novozymes A/S, B Shares	10,859	495,219

		695,471

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	12,117	246,091

Software & Services 0.1%
SimCorp A/S	6,409	186,261

Transportation 0.1%
D/S Norden A/S (a)	12,216	252,649
DFDS A/S	1,507	145,299

		397,948

		4,296,887

Finland 1.4%

Capital Goods 0.4%
Cargotec Oyj, B Shares	8,632	276,505
Cramo Oyj	9,550	147,272
Konecranes Oyj	11,080	337,556
Outotec Oyj (a)	37,749	218,592
Ramirent Oyj	16,329	134,823
Uponor Oyj	12,777	194,706

		1,309,454

Commercial & Professional Supplies 0.1%
Caverion Corp.	23,632	220,881

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	18,717	356,974

Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	18,468	88,692

Materials 0.5%
Huhtamaki Oyj	18,588	509,595
Kemira Oyj	24,887	284,729
Metsa Board Oyj	46,815	279,733
Outokumpu Oyj *	59,361	321,168
Tikkurila Oyj	7,062	127,425

		1,522,650

Media 0.1%
Sanoma Oyj	69,157	435,672

Real Estate 0.1%
Sponda Oyj	27,602	127,122

Retailing 0.0%
Stockmann Oyj Abp, B Shares	17,996	124,866

4

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.1%
Tieto Oyj	17,908	440,076

		4,626,387

France 4.5%

Automobiles & Components 0.1%
Plastic Omnium S.A.	7,203	206,795

Banks 0.1%
Natixis S.A.	73,266	465,970

Capital Goods 0.3%
Areva S.A. *	10,786	119,396
Mersen	8,117	191,748
Saft Groupe S.A.	5,649	180,188
Zodiac Aerospace (a)	15,846	525,537

		1,016,869

Commercial & Professional Supplies 0.5%
Bureau Veritas S.A.	17,379	368,014
Derichebourg S.A.	63,401	246,476
Edenred	18,434	529,805
Societe BIC S.A.	3,603	512,292

		1,656,587

Consumer Durables & Apparel 0.1%
Beneteau S.A.	6,191	90,596
SEB S.A.	5,519	377,678

		468,274

Consumer Services 0.1%
Club Mediterranee S.A. *	8,771	243,717

Diversified Financials 0.1%
Eurazeo S.A.	5,359	375,612

Energy 0.1%
Bourbon S.A.	9,664	200,333
Etablissements Maurel et Prom *	12,702	102,599

		302,932

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	2,936	217,303
Vilmorin & Cie S.A.	1,349	118,901

		336,204

Health Care Equipment & Services 0.1%
BioMerieux	2,175	237,492
Orpea	3,376	219,463

		456,955

Insurance 0.1%
Euler Hermes Group	2,418	236,790

Materials 0.3%
Eramet *	2,887	231,210
Imerys S.A.	5,901	426,083
Vicat S.A.	3,515	246,861

		904,154

Media 0.6%
Havas S.A.	30,827	237,954
IPSOS	6,669	173,769
JC Decaux S.A.	8,175	294,142
Metropole Television S.A.	20,675	378,012
Societe Television Francaise 1	28,411	447,242
Technicolor S.A. - Reg’d *	57,691	344,629

		1,875,748

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,409	224,394

Real Estate 0.7%
Fonciere Des Regions	5,103	522,731
Gecina S.A.	2,882	377,637
ICADE	4,997	436,157
Klepierre	11,202	527,142
Mercialys S.A.	7,828	189,467
Nexity S.A.	10,391	409,153

		2,462,287

Retailing 0.0%
Groupe Fnac *	2,986	149,769

Software & Services 0.4%
Alten S.A.	4,738	198,448
Altran Technologies S.A.	20,055	177,497
Dassault Systemes S.A.	6,330	391,164
Sopra Steria Group	1,107	86,201
UBISOFT Entertainment *	24,815	498,120

		1,351,430

Technology Hardware & Equipment 0.2%
Ingenico	2,440	255,084
Neopost S.A.	8,053	418,595

		673,679

Telecommunication Services 0.1%
Iliad S.A.	1,339	311,465

Transportation 0.4%
Aeroports de Paris	3,660	439,145
Bollore S.A.	57,851	248,984
Groupe Eurotunnel SE - Reg’d	31,228	419,289
Norbert Dentressangle S.A.	678	100,031

		1,207,449

		14,927,080

Germany 3.5%

Automobiles & Components 0.2%
ElringKlinger AG	4,173	145,401
Grammer AG	2,577	102,484
Leoni AG	7,601	474,195
SAF-Holland S.A.	6,233	92,046

		814,126

Banks 0.0%
Aareal Bank AG	3,579	135,523

Capital Goods 0.7%
Bauer AG *	6,649	121,654
BayWa AG	6,204	244,034
Deutz AG	27,647	127,449
DMG MORI SEIKI AG	9,170	300,368
Duerr AG	2,076	188,939
Heidelberger Druckmaschinen AG *	82,740	194,235
Indus Holding AG	5,515	240,557
KION Group AG	2,480	96,066
Krones AG	1,741	164,826
Norma Group SE	2,576	127,740

 5

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pfeiffer Vacuum Technology AG	1,747	156,883
SGL Carbon SE *	7,201	114,331
Vossloh AG (a)	2,814	180,177

		2,257,259

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	3,337	128,570
Hugo Boss AG	2,415	311,800
Puma SE	657	125,046

		565,416

Diversified Financials 0.0%
Aurelius AG	2,663	106,410

Health Care Equipment & Services 0.3%
Celesio AG	22,843	676,685
Rhoen-Klinikum AG	14,324	379,492

		1,056,177

Insurance 0.1%
Talanx AG *	5,640	171,773

Materials 0.5%
Evonik Industries AG	9,686	307,198
FUCHS PETROLUB SE	3,445	130,100
Symrise AG	10,777	705,386
Wacker Chemie AG	3,935	421,336

		1,564,020

Media 0.2%
Axel Springer SE	6,180	380,011
Kabel Deutschland Holding AG *	2,279	309,585

		689,596

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	4,716	257,112
STADA Arzneimittel AG	9,631	298,621

		555,733

Real Estate 0.1%
Deutsche Euroshop AG	3,392	157,153
GAGFAH S.A. *	11,151	249,209

		406,362

Retailing 0.1%
Fielmann AG	2,592	176,184
Takkt AG	6,355	108,206

		284,390

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	16,887	133,550
Kontron AG *	21,438	126,741
SMA Solar Technology AG *(a)	4,888	59,423

		319,714

Software & Services 0.3%
Bechtle AG	3,063	258,844
Software AG	13,137	347,697
United Internet AG - Reg’d	6,066	262,780
Wirecard AG	2,237	99,992

		969,313

Technology Hardware & Equipment 0.1%
Jenoptik AG	9,370	125,373
Wincor Nixdorf AG	7,637	349,983

		475,356

Telecommunication Services 0.2%
Drillisch AG	2,600	100,729
Telefonica Deutschland Holding AG *	85,944	476,798

		577,527

Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	5,441	332,459
Hamburger Hafen und Logistik AG	5,373	110,388
Sixt SE	6,125	237,333

		680,180

		11,628,875

Greece 0.0%

Banks 0.0%
TT Hellenic Postbank S.A. *(b)(c)	24,275	—

Hong Kong 2.9%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	242,000	127,291

Banks 0.1%
Bank of East Asia Ltd.	100,200	416,342

Capital Goods 0.1%
Johnson Electric Holdings Ltd.	53,500	194,974

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	135,500	442,511

Consumer Services 0.3%
Cafe De Coral Holdings Ltd.	48,000	176,691
Galaxy Entertainment Group Ltd.	40,000	208,927
MGM China Holdings Ltd.	36,000	87,201
SJM Holdings Ltd.	224,000	328,864
Wynn Macau Ltd.	95,600	264,730

		1,066,413

Diversified Financials 0.1%
First Pacific Co., Ltd.	426,000	434,116

Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	26,100	231,768

Media 0.1%
Television Broadcasts Ltd.	37,100	230,530

Real Estate 1.0%
Great Eagle Holdings Ltd.	40,000	133,198
Hang Lung Group Ltd.	70,000	332,909
Hang Lung Properties Ltd.	146,000	429,286
Henderson Land Development Co., Ltd.	52,040	370,984
Hongkong Land Holdings Ltd.	85,000	629,850
Hysan Development Co., Ltd.	30,000	144,995
Sino Land Co., Ltd.	268,000	448,176
Swire Properties Ltd.	71,600	229,867
Wheelock & Co., Ltd.	115,000	650,646

		3,369,911

Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	93,000	246,477

6

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Giordano International Ltd.	312,000	147,630
Luk Fook Holdings International Ltd.	69,000	256,056

		650,163

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	32,500	458,219

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	406,000	185,207

Transportation 0.6%
Cathay Pacific Airways Ltd.	253,000	590,279
MTR Corp., Ltd.	132,000	584,764
Orient Overseas International Ltd.	100,000	652,339
Pacific Basin Shipping Ltd.	673,000	248,176

		2,075,558

		9,883,003

Ireland 0.9%

Capital Goods 0.3%
DCC plc	11,325	600,059
Fly Leasing Ltd. ADR	8,378	111,511
Grafton Group plc	42,385	426,567
Kingspan Group plc	16,814	303,803

		1,441,940

Consumer Services 0.1%
Paddy Power plc	2,987	233,740

Food & Staples Retailing 0.0%
Fyffes plc	69,862	88,654

Food, Beverage & Tobacco 0.1%
C&C Group plc	50,513	196,890
Glanbia plc	14,624	235,447

		432,337

Health Care Equipment & Services 0.1%
UDG Healthcare plc	56,516	332,752

Materials 0.1%
James Hardie Industries plc CDI	23,267	233,294

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	3,121	176,024

Transportation 0.1%
Aer Lingus Group plc	54,161	130,784
Irish Continental Group plc	25,973	96,026

		226,810

		3,165,551

Israel 1.0%

Banks 0.2%
Bank Hapoalim B.M.	73,622	327,032
Israel Discount Bank Ltd., Class A *	136,116	212,667
Mizrahi Tefahot Bank Ltd. *	14,567	158,965

		698,664

Capital Goods 0.1%
Discount Investment Corp., Ltd. - Reg’d	46,006	73,569
Elbit Systems Ltd.	3,862	237,455

		311,024

Energy 0.2%
Delek Group Ltd.	786	192,258
Oil Refineries Ltd. *	721,390	209,840
Paz Oil Co., Ltd.	1,913	244,742

		646,840

Food & Staples Retailing 0.0%
Shufersal Ltd.	47,463	97,789

Materials 0.1%
The Israel Corp., Ltd.	998	323,852

Software & Services 0.3%
Check Point Software Technologies Ltd. *	7,995	616,974
NICE-Systems Ltd.	4,814	235,165

		852,139

Telecommunication Services 0.1%
B Communications Ltd. *	3,633	50,991
Cellcom Israel Ltd. *	37,509	198,274
Partner Communications Co., Ltd. *	46,836	159,093

		408,358

		3,338,666

Italy 2.2%

Automobiles & Components 0.1%
Piaggio & C. S.p.A. *	52,651	160,270

Banks 0.4%
Banca Carige S.p.A. *(a)	1,952,767	130,758
Banca Popolare Di Milano Scarl *	698,203	558,892
Banca Popolare Di Sondrio Scarl	82,619	320,810
Credito Valtellinese Scarl *	242,710	273,107

		1,283,567

Capital Goods 0.1%
Astaldi S.p.A.	13,153	83,610
C.I.R. S.p.A. - Compagnie Industriali Riunite *	201,993	222,921
Danieli & Co., Officine Meccaniche S.p.A.	1,353	33,174

		339,705

Consumer Durables & Apparel 0.2%
De’Longhi S.p.A.	6,675	120,328
Geox S.p.A. *(a)	30,794	104,325
Prada S.p.A. (a)	31,500	184,946
Safilo Group S.p.A. *	9,417	134,281
Tod’s S.p.A. (a)	1,574	161,736

		705,616

Consumer Services 0.2%
Autogrill S.p.A. *	27,065	231,210
GTECH S.p.A. (a)	14,909	293,033

		524,243

Energy 0.2%
ERG S.p.A.	26,320	313,774
Saras S.p.A. *	249,417	279,274

		593,048

 7

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.0%
MARR S.p.A.	5,500	96,116

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	27,939	189,383
Parmalat S.p.A.	91,357	259,116

		448,499

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	54,864	127,324

Insurance 0.1%
Mediolanum S.p.A.	19,970	142,007
Societa Cattolica di Assicurazioni S.c.r.l.	12,379	95,680
Unipol Gruppo Finanziario S.p.A.	26,392	133,101

		370,788

Materials 0.1%
Buzzi Unicem S.p.A.	26,316	323,068

Media 0.0%
RCS MediaGroup S.p.A. *(a)	105,767	129,376

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	11,014	182,025

Real Estate 0.0%
Beni Stabili S.p.A	168,045	125,556

Retailing 0.1%
World Duty Free S.p.A. *	14,219	156,632

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	11,541	78,919

Transportation 0.2%
Alitalia S.p.A. *(b)(c)	14,782	—
Ansaldo STS S.p.A.	15,470	155,457
ASTM S.p.A.	14,181	177,976
Societa Iniziative Autostradali e Servizi S.p.A.	20,039	200,352

		533,785

Utilities 0.3%
ACEA S.p.A.	14,119	158,718
Enel Green Power S.p.A.	148,062	292,688
Hera S.p.A.	154,235	377,997
Iren S.p.A.	207,591	240,808

		1,070,211

		7,248,748

Japan 39.6%

Automobiles & Components 3.3%
Aisan Industry Co., Ltd.	14,100	122,930
Akebono Brake Industry Co., Ltd.	32,400	114,395
Calsonic Kansei Corp.	86,000	488,663
Exedy Corp.	11,700	257,297
F.C.C. Co., Ltd.	15,800	300,389
Futaba Industrial Co., Ltd.	54,800	273,679
G-Tekt Corp.	9,500	90,512
Keihin Corp.	23,100	368,200
Koito Manufacturing Co., Ltd.	22,100	718,590
KYB Co., Ltd.	67,000	265,867
Mitsuba Corp.	8,300	147,291
Mitsubishi Motors Corp.	43,100	364,376
Musashi Seimitsu Industry Co., Ltd.	10,100	190,172
NGK Spark Plug Co., Ltd.	21,200	628,472
Nifco, Inc.	9,300	320,357
Nippon Seiki Co., Ltd.	13,000	293,993
Nissan Shatai Co., Ltd.	31,900	350,569
Nissin Kogyo Co., Ltd.	15,400	235,753
NOK Corp.	25,800	742,146
Pacific Industrial Co., Ltd.	13,100	106,318
Press Kogyo Co., Ltd.	52,000	175,181
Riken Corp.	33,000	129,235
Sanden Corp.	33,000	154,120
Showa Corp.	22,900	232,637
Sumitomo Riko Co., Ltd.	23,700	193,209
Tachi-S Co., Ltd.	18,500	269,513
Takata Corp. (a)	16,500	192,443
The Yokohama Rubber Co., Ltd.	54,000	508,030
Tokai Rika Co., Ltd.	19,900	409,781
Topre Corp.	6,900	94,894
Toyo Tire & Rubber Co., Ltd.	15,700	353,620
Toyoda Gosei Co., Ltd.	27,300	601,406
Toyota Boshoku Corp.	44,600	588,761
TS Tech Co., Ltd.	14,500	365,327
Unipres Corp.	19,900	346,177
Yorozu Corp.	8,700	168,474

		11,162,777

Banks 2.3%
Aozora Bank Ltd.	119,000	433,062
Fukuoka Financial Group, Inc.	114,000	568,947
Hokuhoku Financial Group, Inc.	209,000	430,678
North Pacific Bank Ltd.	39,700	147,892
Senshu Ikeda Holdings, Inc.	19,600	87,033
Seven Bank Ltd.	58,300	260,937
Shinsei Bank Ltd.	183,000	331,692
Suruga Bank Ltd.	13,200	247,840
The 77 Bank Ltd.	35,000	193,566
The Awa Bank Ltd.	26,000	140,124
The Bank of Kyoto Ltd.	27,000	226,360
The Chiba Bank Ltd.	49,000	330,219
The Chugoku Bank Ltd.	19,000	270,271
The Daishi Bank Ltd.	39,000	129,763
The Gunma Bank Ltd.	45,000	295,876
The Hachijuni Bank Ltd.	47,000	309,729
The Higo Bank Ltd.	18,000	97,607
The Hiroshima Bank Ltd.	47,000	233,787
The Hyakugo Bank Ltd.	31,000	131,256
The Iyo Bank Ltd.	24,000	276,939
The Joyo Bank Ltd.	53,000	266,389
The Juroku Bank Ltd.	44,000	145,190
The Kagoshima Bank Ltd.	21,000	131,404
The Keiyo Bank Ltd.	35,000	190,952
The Musashino Bank Ltd.	4,500	147,500
The Nishi-Nippon City Bank Ltd.	91,000	295,509
The Ogaki Kyoritsu Bank Ltd.	56,000	171,920
The San-in Godo Bank Ltd.	25,000	203,988
The Shiga Bank Ltd.	22,000	122,717
The Shizuoka Bank Ltd.	47,000	429,473
TOMONY Holdings, Inc.	21,200	91,527
Yamaguchi Financial Group, Inc.	31,000	322,523

		7,662,670

8

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 6.9%
Aica Kogyo Co., Ltd.	9,900	220,362
Amada Co., Ltd.	54,100	493,069
Asahi Diamond Industrial Co., Ltd.	10,400	106,033
Central Glass Co., Ltd.	89,000	373,751
Chiyoda Corp.	26,000	200,249
Chudenko Corp.	5,800	93,458
CKD Corp.	14,100	134,309
COMSYS Holdings Corp.	32,000	435,336
Daifuku Co., Ltd.	19,200	219,955
Daihen Corp.	31,000	149,538
DMG Mori Seiki Co., Ltd.	18,000	233,475
Ebara Corp.	99,000	380,794
Fuji Electric Co., Ltd.	110,000	470,382
Fuji Machine Manufacturing Co., Ltd.	21,738	210,292
Fujikura Ltd.	133,000	552,564
Fujitec Co., Ltd.	11,900	121,949
Furukawa Co., Ltd.	63,000	103,401
Futaba Corp.	9,700	156,160
Glory Ltd.	13,300	348,546
GS Yuasa Corp.	72,000	324,928
Hazama Ando Corp.	14,400	94,313
Hitachi Construction Machinery Co., Ltd.	28,400	525,047
Hitachi Koki Co., Ltd.	16,300	117,396
Hitachi Zosen Corp.	57,900	317,240
Hoshizaki Electric Co., Ltd.	7,400	375,167
Inaba Denki Sangyo Co., Ltd.	8,700	293,802
Inabata & Co., Ltd.	29,700	270,666
Iseki & Co., Ltd.	58,000	110,652
Iwatani Corp. (a)	66,000	426,089
Kandenko Co., Ltd.	64,000	378,351
Kanematsu Corp.	233,000	331,885
Keihan Electric Railway Co., Ltd.	77,000	467,478
Kitz Corp.	38,400	182,341
Komori Corp.	15,100	163,241
Kuroda Electric Co., Ltd.	17,000	243,563
Kyowa Exeo Corp.	32,700	345,104
Kyudenko Corp.	14,000	188,024
Mabuchi Motor Co., Ltd.	6,100	250,800
Maeda Corp.	31,000	237,515
Maeda Road Construction Co., Ltd.	20,000	315,613
Makino Milling Machine Co., Ltd.	20,000	171,850
Meidensha Corp.	42,000	125,279
Minebea Co., Ltd.	40,000	617,126
Mirait Holdings Corp.	30,400	352,446
MISUMI Group, Inc.	12,400	463,182
Miura Co., Ltd.	18,000	203,311
Nabtesco Corp.	15,100	389,829
Nachi-Fujikoshi Corp.	28,000	150,560
Namura Shipbuilding Co., Ltd.	9,900	100,201
NGK Insulators Ltd.	27,000	544,084
Nichias Corp.	33,000	181,184
Nichiha Corp.	9,500	101,687
Nippo Corp.	16,000	248,792
Nippon Densetsu Kogyo Co., Ltd.	13,300	190,838
Nippon Steel & Sumikin Bussan Corp.	55,000	200,939
Nishimatsu Construction Co., Ltd.	82,000	329,409
Nishio Rent All Co., Ltd.	2,300	70,454
Nisshinbo Holdings, Inc.	45,000	505,674
Nitta Corp.	5,500	132,121
Nitto Boseki Co., Ltd.	31,000	108,418
Nitto Kogyo Corp.	5,900	113,765
Noritz Corp.	12,400	195,224
NTN Corp.	134,000	573,482
Oiles Corp.	7,280	134,348
OKUMA Corp.	24,000	204,217
Okumura Corp.	46,000	209,906
OSG Corp.	12,300	226,465
Penta-Ocean Construction Co., Ltd. (a)	77,000	293,480
Ryobi Ltd.	69,000	185,598
Sanki Engineering Co., Ltd.	25,400	154,057
Sankyo Tateyama, Inc.	11,000	169,163
Sanwa Holdings Corp.	40,000	276,606
Shinmaywa Industries Ltd.	25,000	243,526
SHO-BOND Holdings Co., Ltd.	2,100	88,897
Sintokogio Ltd.	19,400	136,955
Tadano Ltd.	11,000	132,394
Taikisha Ltd.	8,300	197,448
Takara Standard Co., Ltd.	27,000	205,466
Takasago Thermal Engineering Co., Ltd.	18,200	228,323
The Japan Steel Works Ltd.	103,000	412,020
The Nippon Road Co., Ltd.	27,000	128,912
THK Co., Ltd.	18,000	437,139
Toa Corp.	83,000	141,201
Toda Corp.	74,000	264,649
Toshiba Machine Co., Ltd.	34,000	130,382
Toshiba Plant Systems & Services Corp.	8,400	128,753
Totetsu Kogyo Co., Ltd.	6,000	143,210
Toyo Engineering Corp.	41,000	138,177
Trusco Nakayama Corp.	9,700	258,335
Tsubakimoto Chain Co.	24,000	193,233
Ushio, Inc.	29,700	344,078
Yamazen Corp.	28,000	196,836
Yuasa Trading Co., Ltd.	8,600	176,966

		23,213,433

Commercial & Professional Supplies 0.9%
Aeon Delight Co., Ltd.	6,400	143,336
Daiseki Co., Ltd.	5,000	84,780
Duskin Co., Ltd.	21,000	331,445
Kokuyo Co., Ltd.	42,800	326,206
Meitec Corp.	5,400	157,581
Moshi Moshi Hotline, Inc.	16,200	178,754
Nissha Printing Co., Ltd.	11,400	182,738
Nomura Co., Ltd.	10,700	100,925
Okamura Corp.	22,000	161,157
Park24 Co., Ltd.	13,100	224,148
Sato Holdings Corp.	5,500	127,278
Sohgo Security Services Co., Ltd.	17,800	455,580
Temp Holdings Co., Ltd.	8,200	277,196
Toppan Forms Co., Ltd.	24,900	258,717

		3,009,841

Consumer Durables & Apparel 1.9%
Alpine Electronics, Inc.	16,800	259,818
Asics Corp.	18,100	444,162
Casio Computer Co., Ltd.	36,900	577,663

 9

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fujitsu General Ltd.	9,000	88,279
Funai Electric Co., Ltd.	25,500	307,115
Gunze Ltd.	93,000	240,899
Haseko Corp.	44,300	359,940
Heiwa Corp.	5,000	100,573
Kurabo Industries Ltd.	97,000	162,669
Misawa Homes Co., Ltd.	9,200	81,508
Mizuno Corp.	34,000	167,206
Onward Holdings Co., Ltd.	57,000	367,585
PanaHome Corp.	30,000	180,245
Pioneer Corp. *	147,500	277,379
Rinnai Corp.	5,300	354,763
Sangetsu Co., Ltd.	11,800	316,026
Sankyo Co., Ltd.	13,500	485,191
Seiren Co., Ltd.	12,300	100,257
Tamron Co., Ltd.	5,800	113,287
Token Corp.	4,150	172,000
Tomy Co., Ltd. (a)	36,700	203,295
TSI Holdings Co., Ltd.	35,800	204,654
Wacoal Holdings Corp.	30,000	297,357
Yamaha Corp.	39,800	579,603

		6,441,474

Consumer Services 0.9%
Accordia Golf Co., Ltd.	21,700	220,963
Doutor Nichires Holdings Co., Ltd.	11,600	164,872
Dynam Japan Holdings Co., Ltd.	61,800	121,938
H.I.S. Co., Ltd.	10,400	356,610
McDonald’s Holdings Co., Ltd. (a)	17,733	388,958
MOS Food Services, Inc.	5,200	107,890
Plenus Co., Ltd.	7,500	128,976
Resorttrust, Inc.	7,600	182,020
Round One Corp.	29,800	186,089
Royal Holdings Co., Ltd.	10,000	143,001
Saint Marc Holdings Co., Ltd.	1,600	102,885
Saizeriya Co., Ltd.	15,100	244,426
Tokyo Dome Corp.	28,000	129,508
Yoshinoya Holdings Co., Ltd.	20,200	228,750
Zensho Holdings Co., Ltd. (a)	24,500	221,521

		2,928,407

Diversified Financials 0.6%
Acom Co., Ltd. *	62,700	170,571
AEON Financial Service Co., Ltd.	12,300	221,034
Aiful Corp. *(a)	43,600	143,001
Century Tokyo Leasing Corp.	6,000	141,858
Daiwa Securities Group, Inc.	63,000	457,743
Fuyo General Lease Co., Ltd.	2,400	77,258
Hitachi Capital Corp.	6,600	129,761
Jaccs Co., Ltd.	35,000	163,138
Mitsubishi UFJ Lease & Finance Co., Ltd.	48,200	208,524
Orient Corp. *	137,500	205,401
SBI Holdings, Inc.	21,100	225,466

		2,143,755

Energy 0.3%
Japan Petroleum Exploration Co., Ltd.	9,800	297,619
San-Ai Oil Co., Ltd.	62,000	411,421
Shinko Plantech Co., Ltd.	19,500	145,696

		854,736

Food & Staples Retailing 1.8%
Ain Pharmaciez, Inc.	6,300	203,041
Arcs Co., Ltd.	18,200	374,988
Cawachi Ltd.	15,600	248,662
Cocokara fine, Inc.	11,700	289,904
Cosmos Pharmaceutical Corp.	1,200	193,360
FamilyMart Co., Ltd.	12,100	524,097
Heiwado Co., Ltd.	18,500	392,226
Kato Sangyo Co., Ltd.	18,500	339,190
Matsumotokiyoshi Holdings Co., Ltd.	16,100	530,582
Ministop Co., Ltd.	6,300	85,013
Mitsubishi Shokuhin Co., Ltd.	10,300	228,630
San-A Co., Ltd.	6,200	206,991
Sugi Holdings Co., Ltd.	7,800	366,230
Sundrug Co., Ltd.	8,100	343,820
Tsuruha Holdings, Inc.	8,300	557,726
Valor Co., Ltd.	26,500	499,877
Welcia Holdings Co., Ltd.	5,600	206,130
Yaoko Co., Ltd.	2,500	162,524
Yokohama Reito Co., Ltd.	26,900	186,594

		5,939,585

Food, Beverage & Tobacco 2.6%
Calbee, Inc.	8,700	339,734
Coca-Cola East Japan Co., Ltd.	13,000	216,450
Dydo Drinco, Inc.	4,500	184,763
Ezaki Glico Co., Ltd.	12,300	503,800
Fuji Oil Co., Ltd.	23,700	304,500
Hokuto Corp.	7,700	141,722
House Foods Group, Inc.	19,400	388,124
Ito En Ltd. (a)	19,000	364,992
Itoham Foods, Inc.	79,000	451,035
J-Oil Mills, Inc.	58,000	207,427
Kagome Co., Ltd. (a)	18,600	294,557
Kikkoman Corp.	28,000	825,862
Megmilk Snow Brand Co., Ltd.	33,100	455,050
Mitsui Sugar Co., Ltd.	32,000	108,509
Morinaga & Co., Ltd.	85,000	264,458
Morinaga Milk Industry Co., Ltd.	148,000	639,825
Nichirei Corp.	115,000	609,604
Nippon Flour Mills Co., Ltd.	62,000	294,054
Nippon Suisan Kaisha Ltd. *	101,400	350,379
Prima Meat Packers Ltd.	69,000	179,411
Sapporo Holdings Ltd.	103,000	433,863
Takara Holdings, Inc.	40,400	257,696
The Nisshin Oillio Group Ltd.	80,000	290,969
Warabeya Nichiyo Co., Ltd.	10,100	168,969
Yakult Honsha Co., Ltd.	8,800	532,980

		8,808,733

Health Care Equipment & Services 0.8%
Hogy Medical Co., Ltd.	1,800	93,573
Miraca Holdings, Inc.	10,400	465,782
Nichii Gakkan Co.	22,600	235,750
Nihon Kohden Corp.	5,400	267,111
Nikkiso Co., Ltd.	8,600	75,683
Nipro Corp.	31,000	271,512
Paramount Bed Holdings Co., Ltd.	3,200	88,509
Ship Healthcare Holdings, Inc.	6,400	158,831
Sysmex Corp.	11,000	491,559

10

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toho Holdings Co., Ltd.	28,300	394,165

		2,542,475

Household & Personal Products 0.6%
Earth Chemical Co., Ltd.	4,400	146,966
Fancl Corp.	15,700	251,276
Kobayashi Pharmaceutical Co., Ltd.	4,700	314,334
Kose Corp.	6,000	268,630
Lion Corp.	56,000	304,215
Mandom Corp.	5,300	178,954
Pigeon Corp.	3,300	206,047
Pola Orbis Holdings, Inc.	5,100	217,181

		1,887,603

Insurance 0.1%
Sony Financial Holdings, Inc.	20,599	286,285

Materials 4.4%
ADEKA Corp.	29,600	363,108
Aichi Steel Corp.	60,000	248,738
Asahi Holdings, Inc.	15,000	222,606
Chugoku Marine Paints Ltd.	20,000	176,047
Daido Steel Co., Ltd.	90,000	352,520
Daio Paper Corp.	29,000	250,460
Dowa Holdings Co., Ltd.	56,000	447,142
FP Corp.	6,200	216,386
Fuji Seal International, Inc.	5,600	178,934
Fujimori Kogyo Co., Ltd.	2,900	81,935
Hitachi Metals Ltd.	28,990	472,400
Hokuetsu Kishu Paper Co., Ltd.	60,200	283,529
Ishihara Sangyo Kaisha Ltd. *	156,000	135,415
Kansai Paint Co., Ltd.	25,000	436,957
Konishi Co., Ltd.	5,300	90,839
Kureha Corp.	47,000	195,800
Kyoei Steel Ltd.	10,000	185,799
Lintec Corp.	15,700	345,482
Maruichi Steel Tube Ltd.	12,600	297,949
Mitsubishi Gas Chemical Co., Inc.	95,000	429,528
Mitsubishi Steel Manufacturing Co., Ltd.	72,000	145,758
Nihon Parkerizing Co., Ltd.	8,200	195,494
Nippon Denko Co., Ltd.	63,900	161,059
Nippon Kayaku Co., Ltd.	32,000	446,399
Nippon Light Metal Holdings Co., Ltd.	194,000	290,035
Nippon Paint Holdings Co., Ltd.	15,000	469,879
Nippon Shokubai Co., Ltd.	36,000	483,570
Nippon Soda Co., Ltd.	39,000	221,804
Nissan Chemical Industries Ltd.	24,400	449,234
Nisshin Steel Co., Ltd.	22,600	233,940
Nittetsu Mining Co., Ltd.	32,000	113,111
NOF Corp.	41,000	262,572
Pacific Metals Co., Ltd. *	58,000	156,247
Rengo Co., Ltd.	105,000	441,164
Sakata INX Corp.	10,200	107,910
Sanyo Chemical Industries Ltd.	24,000	174,001
Sanyo Special Steel Co., Ltd.	54,000	181,228
Sumitomo Bakelite Co., Ltd.	83,000	343,532
Sumitomo Osaka Cement Co., Ltd.	110,000	319,864
The Nippon Synthetic Chemical Industry Co., Ltd.	11,000	67,643
Toagosei Co., Ltd.	85,000	339,768
Toho Zinc Co., Ltd.	47,000	147,533
Tokai Carbon Co., Ltd.	95,000	273,724
Tokuyama Corp.	179,000	397,628
Tokyo Ohka Kogyo Co., Ltd.	8,600	295,724
Tokyo Steel Manufacturing Co., Ltd.	59,800	449,365
Topy Industries Ltd.	124,000	279,268
Toyo Ink SC Holdings Co., Ltd.	69,000	322,982
Toyo Kohan Co., Ltd.	23,000	118,055
Toyobo Co., Ltd.	305,000	410,206
UACJ Corp.	53,300	130,904
Yamato Kogyo Co., Ltd.	9,600	247,065
Yodogawa Steel Works Ltd.	58,000	208,661
Zeon Corp.	40,000	408,469

		14,705,370

Media 0.7%
Asatsu-DK, Inc.	15,600	390,240
Avex Group Holdings, Inc.	10,600	178,752
CyberAgent, Inc.	4,100	180,530
Daiichikosho Co., Ltd.	10,800	312,764
SKY Perfect JSAT Holdings, Inc.	51,600	312,483
Toei Co., Ltd.	14,000	81,084
Toho Co., Ltd.	16,500	373,347
Tokyo Broadcasting System Holdings, Inc.	13,100	149,513
TV Asahi Holdings Corp.	7,500	116,768
Zenrin Co., Ltd.	11,800	151,817

		2,247,298

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Hisamitsu Pharmaceutical Co., Inc.	10,200	347,051
Kaken Pharmaceutical Co., Ltd.	11,000	234,065
Kissei Pharmaceutical Co., Ltd.	5,300	158,995
KYORIN Holdings, Inc.	10,200	206,232
Mochida Pharmaceutical Co., Ltd.	3,500	192,193
Nichi-iko Pharmaceutical Co., Ltd.	6,000	108,046
Nippon Shinyaku Co., Ltd.	5,000	165,171
Rohto Pharmaceutical Co., Ltd.	18,000	241,765
Santen Pharmaceutical Co., Ltd.	9,100	567,882
Sawai Pharmaceutical Co., Ltd.	3,400	205,750
Sumitomo Dainippon Pharma Co., Ltd.	28,300	297,494
Tsumura & Co.	13,500	307,206

		3,031,850

Real Estate 1.5%
Advance Residence Investment Corp.	101	258,639
Aeon Mall Co., Ltd.	12,730	211,033
Frontier Real Estate Investment Corp.	21	95,731
Japan Excellent, Inc.	120	153,903
Japan Prime Realty Investment Corp.	60	209,581
Japan Real Estate Investment Corp.	83	403,247
Japan Retail Fund Investment Corp.	187	405,060
Kenedix Office Investment Corp.	34	201,909
Leopalace21 Corp. *	54,100	350,043

 11

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MID REIT, Inc.	36	92,081
Mori Trust Sogo REIT, Inc.	55	114,426
Nippon Accommodations Fund, Inc.	25	103,233
Nippon Building Fund, Inc.	102	501,891
Nomura Real Estate Holdings, Inc.	25,200	424,035
Nomura Real Estate Office Fund, Inc.	56	286,165
NTT Urban Development Corp.	15,000	143,913
Orix JREIT, Inc.	159	238,262
Relo Holdings, Inc.	1,400	104,331
Tokyo Tatemono Co., Ltd.	34,000	229,540
Top REIT, Inc.	20	85,810
United Urban Investment Corp.	153	244,917

		4,857,750

Retailing 2.4%
ABC-Mart, Inc.	3,100	154,637
Adastria Holdings Co., Ltd.	8,990	236,790
Alpen Co., Ltd.	9,000	132,203
AOKI Holdings, Inc.	10,300	119,520
Aoyama Trading Co., Ltd.	18,400	618,412
Arcland Sakamoto Co., Ltd.	6,700	124,975
ASKUL Corp.	5,200	80,854
Autobacs Seven Co., Ltd.	33,100	484,604
Bic Camera, Inc. (a)	27,100	307,162
Canon Marketing Japan, Inc.	26,300	477,899
Chiyoda Co., Ltd.	11,000	234,028
DCM Holdings Co., Ltd.	72,600	484,382
Don Quijote Holdings Co., Ltd.	8,300	604,303
Doshisha Co., Ltd.	9,600	149,847
Geo Holdings Corp.	38,200	373,767
Gulliver International Co., Ltd.	18,000	142,860
H2O Retailing Corp.	29,100	513,999
Happinet Corp.	8,800	98,057
Hikari Tsushin, Inc.	3,200	183,877
Izumi Co., Ltd.	8,700	312,023
Kohnan Shoji Co., Ltd.	26,600	300,705
Komeri Co., Ltd.	13,200	283,116
Rakuten, Inc.	29,360	406,468
Ryohin Keikaku Co., Ltd.	3,900	432,033
Sanrio Co., Ltd.	4,600	113,981
United Arrows Ltd.	4,000	113,693
USS Co., Ltd.	24,300	381,232
Xebio Co., Ltd.	17,900	277,071

		8,142,498

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	23,200	294,338
Disco Corp.	3,000	274,840
Sanken Electric Co., Ltd.	19,000	155,405
SCREEN Holdings Co., Ltd.	39,000	231,595
Shinko Electric Industries Co., Ltd.	29,300	205,231
Sumco Corp.	33,300	558,868
Tokyo Seimitsu Co., Ltd.	7,000	142,351
Ulvac, Inc. *	10,800	154,694

		2,017,322

Software & Services 1.7%
Capcom Co., Ltd.	13,300	222,826
Dena Co., Ltd. (a)	32,586	428,497
DTS Corp.	7,200	151,134
Fuji Soft, Inc.	7,900	158,090
Gree, Inc. (a)	31,700	180,579
Internet Initiative Japan, Inc.	3,900	81,808
IT Holdings Corp.	32,500	539,838
Itochu Techno-Solutions Corp.	8,000	285,497
NEC Networks & System Integration Corp.	11,300	242,845
NET One Systems Co., Ltd.	50,900	304,208
Nexon Co., Ltd.	16,161	159,080
Nihon Unisys Ltd.	24,100	210,727
Nomura Research Institute Ltd.	17,900	607,774
NS Solutions Corp.	5,000	121,389
NSD Co., Ltd.	7,400	114,266
Obic Co., Ltd.	6,500	218,041
Otsuka Corp.	12,200	421,240
SCSK Corp.	4,976	123,908
Square Enix Holdings Co., Ltd.	13,500	296,382
Transcosmos, Inc.	7,600	133,046
Trend Micro, Inc.	13,200	372,783
Yahoo Japan Corp.	106,300	357,499

		5,731,457

Technology Hardware & Equipment 2.8%
Alps Electric Co., Ltd.	37,100	772,333
Amano Corp.	20,000	212,575
Anritsu Corp.	21,700	142,278
Azbil Corp.	18,000	447,244
Canon Electronics, Inc.	8,700	153,874
Citizen Holdings Co., Ltd.	62,100	495,690
Daiwabo Holdings Co., Ltd.	126,000	210,118
Eizo Corp.	7,350	159,688
Hamamatsu Photonics K.K.	7,000	329,815
Hirose Electric Co., Ltd.	3,600	431,347
Hitachi High-Technologies Corp.	22,300	692,747
Hitachi Kokusai Electric, Inc.	8,000	108,735
Horiba Ltd.	8,100	263,828
Hosiden Corp.	86,100	462,303
Japan Aviation Electronics Industry Ltd.	10,000	226,010
Macnica, Inc.	5,100	150,312
Melco Holdings, Inc.	6,700	105,752
Mitsumi Electric Co., Ltd.	62,200	474,368
Nichicon Corp.	19,400	147,661
Nippon Chemi-Con Corp. *	49,000	138,256
Oki Electric Industry Co., Ltd.	90,000	183,833
Riso Kagaku Corp.	9,800	170,381
Ryosan Co., Ltd.	17,500	371,473
Ryoyo Electro Corp.	12,800	133,199
Shimadzu Corp.	47,000	488,323
Siix Corp.	5,200	111,633
Taiyo Yuden Co., Ltd.	31,200	387,158
The Nippon Signal Co., Ltd.	15,700	170,750
Toshiba TEC Corp.	42,000	259,087
Wacom Co., Ltd. (a)	19,900	84,081
Yaskawa Electric Corp.	29,700	379,685
Yokogawa Electric Corp.	33,700	352,827

		9,217,364

Transportation 1.5%
Fukuyama Transporting Co., Ltd.	50,000	279,577
Hitachi Transport System Ltd.	20,400	266,882
Japan Airport Terminal Co., Ltd.	5,300	238,816

12

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Keikyu Corp.	52,000	405,574
Keio Corp.	80,000	651,437
Keisei Electric Railway Co., Ltd.	34,000	437,989
Kintetsu World Express, Inc.	6,600	281,042
Konoike Transport Co., Ltd.	5,800	119,154
Mitsubishi Logistics Corp.	18,000	267,698
Mitsui-Soko Holdings Co., Ltd.	36,000	120,692
Nankai Electric Railway Co., Ltd.	81,000	324,277
Nippon Konpo Unyu Soko Co., Ltd.	16,900	263,343
Nishi-Nippon Railroad Co., Ltd.	80,000	346,336
Sankyu, Inc.	106,000	424,050
Senko Co., Ltd. (a)	41,000	236,998
Sotetsu Holdings, Inc.	71,000	324,687
The Sumitomo Warehouse Co., Ltd.	34,000	190,306

		5,178,858

Utilities 0.1%
The Okinawa Electric Power Co., Inc.	8,700	301,385

		132,312,926

Luxembourg 0.4%

Banks 0.0%
Espirito Santo Financial Group S.A. *(b)(c)	69,773	—

Commercial & Professional Supplies 0.1%
Regus plc	78,311	238,089

Consumer Durables & Apparel 0.1%
Samsonite International S.A.	94,200	285,885

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR	16,206	216,926

Materials 0.1%
Ternium S.A. ADR	17,851	305,966

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	9,628	138,451

Telecommunication Services 0.0%
Colt Group S.A. *	83,685	166,760

		1,352,077

Netherlands 1.9%

Capital Goods 0.5%
Aalberts Industries N.V.	13,361	384,806
AerCap Holdings N.V. *	7,951	314,303
Arcadis N.V.	8,995	272,236
Heijmans N.V. CVA	6,514	62,279
Royal Imtech N.V. *(a)	28,799	132,812
Sensata Technologies Holding N.V. *	5,066	249,855
TKH Group N.V.	4,319	134,292

		1,550,583

Commercial & Professional Supplies 0.1%
USG People N.V.	30,001	345,750

Consumer Durables & Apparel 0.0%
TomTom N.V. *	24,802	162,975

Diversified Financials 0.0%
BinckBank N.V.	11,022	90,535

Energy 0.3%
Core Laboratories N.V. (a)	1,741	161,478
Koninklijke Vopak N.V.	6,817	380,167
SBM Offshore N.V. *	38,050	415,139

		956,784

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	6,519	248,913
X5 Retail Group N.V. GDR - Reg’d *	22,031	232,324

		481,237

Food, Beverage & Tobacco 0.2%
Corbion N.V.	23,509	389,443
Wessanen	23,648	151,003

		540,446

Materials 0.1%
Koninklijke Ten Cate N.V. (a)	10,692	236,890

Real Estate 0.4%
Corio N.V.	11,034	588,861
Eurocommercial Properties N.V. CVA	4,060	180,706
Vastned Retail N.V.	3,629	179,921
Wereldhave N.V.	3,228	232,256

		1,181,744

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	7,246	295,644
NXP Semiconductors N.V. *	5,542	439,702

		735,346

Software & Services 0.0%
Yandex N.V., Class A *	4,472	66,588

		6,348,878

New Zealand 0.8%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	85,827	244,855

Energy 0.0%
Z Energy Ltd.	36,670	131,730

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	41,490	187,087

Materials 0.1%
Nuplex Industries Ltd.	83,022	179,874

Media 0.1%
SKY Network Television Ltd.	57,245	251,707

Real Estate 0.0%
Kiwi Property Group Ltd.	103,394	99,296

Telecommunication Services 0.1%
Chorus Ltd. *	154,093	297,093

Transportation 0.1%
Air New Zealand Ltd.	116,395	220,206
Auckland International Airport Ltd.	58,183	188,179

 13

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mainfreight Ltd.	11,113	129,214

		537,599

Utilities 0.2%
Contact Energy Ltd.	47,144	241,951
Infratil Ltd.	108,541	249,542
Mighty River Power Ltd.	58,219	142,131

		633,624

		2,562,865

Norway 0.9%

Banks 0.1%
Sparebank 1 Nord Norge	18,047	87,597
SpareBank 1 SMN	18,325	129,878
SpareBank 1 SR Bank A.S.A.	22,424	140,768

		358,243

Capital Goods 0.0%
Vard Holdings Ltd. *	203,000	75,556

Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	16,989	136,336

Energy 0.2%
Fred Olsen Energy A.S.A. (a)	17,351	145,410
Kvaerner A.S.A.	69,734	81,198
TGS Nopec Geophysical Co. A.S.A. (a)	14,617	339,049

		565,657

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	24,643	143,917
Leroy Seafood Group A.S.A.	3,991	139,931

		283,848

Insurance 0.2%
Gjensidige Forsikring A.S.A.	22,908	386,194
Storebrand A.S.A. *	53,665	162,228

		548,422

Materials 0.0%
Borregaard A.S.A.	12,429	87,677

Media 0.1%
Schibsted A.S.A.	5,817	374,718

Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *	1,018,244	217,446

Software & Services 0.1%
Atea A.S.A.	26,384	292,837

Transportation 0.0%
Golden Ocean Group Ltd. (a)	121,584	75,161

		3,015,901

Portugal 0.4%

Banks 0.0%
Banco BPI S.A. - Reg’d *(a)	54,057	50,728
Banco Espirito Santo S.A. - Reg’d *(b)(c)	320,558	—

		50,728

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	15,939	48,737

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	38,117	410,000
Sonae SGPS S.A.	251,836	329,706

		739,706

Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	13,028	153,252

Media 0.1%
NOS SGPS	22,654	143,809

Utilities 0.0%
Redes Energeticas Nacionais SGPS, S.A.	34,168	96,895

		1,233,127

Republic of Korea 0.0%

Automobiles & Components 0.0%
Zyle Motor Sales Corp. *(b)(c)	2,480	—

Capital Goods 0.0%
Daewoo Industrial Development Co., Ltd. *(b)(c)	1,773	1,702

		1,702

Singapore 1.9%

Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd. (a)	332,431	132,721
Sembcorp Marine Ltd. (a)	167,096	369,767
Singapore Technologies Engineering Ltd.	193,000	478,739
United Engineers Ltd.	70,000	157,022

		1,138,249

Consumer Services 0.1%
Genting Singapore plc	304,000	242,384

Diversified Financials 0.1%
Singapore Exchange Ltd.	51,000	292,583

Energy 0.0%
Sakari Resources Ltd. *(b)(c)	18,000	—

Food & Staples Retailing 0.1%
Olam International Ltd. (a)	98,704	144,101

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,319,000	409,158

Real Estate 0.8%
Ascendas Real Estate Investment Trust	140,000	254,583
CapitaCommercial Trust	136,302	178,337
CapitaLand Ltd.	225,000	577,479
CapitaMall Trust	179,000	276,545
City Developments Ltd.	62,000	459,542
Global Logistic Properties Ltd.	82,000	152,995
Keppel Land Ltd.	71,000	238,096
Suntec Real Estate Investment Trust	135,000	187,289
UOL Group Ltd.	51,000	271,415

		2,596,281

Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	7,989	121,193

14

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
M1 Ltd.	48,000	132,720
StarHub Ltd.	69,000	212,965

		345,685

Transportation 0.3%
Neptune Orient Lines Ltd. *(a)	395,000	294,414
SATS Ltd.	123,749	270,769
Singapore Post Ltd.	152,000	240,293
SMRT Corp., Ltd.	147,000	190,015

		995,491

		6,285,125

Spain 1.8%

Banks 0.2%
Bankia S.A. *	308,335	403,265
Bankinter S.A.	60,240	418,522
Caja de Ahorros del Mediterraneo *(b)(c)	5,382	—
Liberbank S.A. *	114,103	80,409

		902,196

Capital Goods 0.5%
Abengoa S.A.	3,318	10,598
Abengoa S.A., B Shares (a)	91,409	270,074
Construcciones y Auxiliar de Ferrocarriles S.A.	421	141,506
Duro Felguera S.A.	20,101	80,679
Gamesa Corp. Tecnologica S.A. *	44,553	440,484
Obrascon Huarte Lain S.A.	8,392	193,913
Sacyr S.A. *	47,813	176,825
Zardoya Otis S.A.	25,339	288,573

		1,602,652

Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg’d	40,322	224,265

Consumer Services 0.1%
Melia Hotels International S.A.	8,341	95,811
NH Hotel Group S.A. *	17,028	84,069

		179,880

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	7,817	321,341

Energy 0.1%
Tecnicas Reunidas S.A.	4,600	178,882

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	18,291	311,232
Pescanova S.A. *(b)(c)	1,125	—
Viscofan S.A.	5,773	334,012

		645,244

Insurance 0.0%
Grupo Catalana Occidente S.A.	4,983	142,477

Materials 0.1%
Acerinox S.A.	27,145	404,119
Vidrala S.A.	2,293	113,775

		517,894

Media 0.2%
Atresmedia Corp de Medios de Comunicaion S.A.	8,757	128,670
Mediaset Espana Comunicacion S.A. *	30,630	372,894
Promotora de Informaciones S.A., Class A *	860,173	228,104

		729,668

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A. *	8,510	148,453
Grifols S.A.	5,285	221,702

		370,155

Software & Services 0.1%
Indra Sistemas S.A.	29,230	298,604

		6,113,258

Sweden 2.1%

Capital Goods 0.4%
B&B Tools AB, B Shares	5,540	94,776
Haldex AB	9,978	134,736
Indutrade AB	3,169	128,984
Lindab International AB *	13,247	109,686
Nibe Industrier AB, B Shares	5,836	148,247
Peab AB	52,723	379,193
Saab AB, Class B	10,306	250,873

		1,246,495

Commercial & Professional Supplies 0.2%
AF AB, B Shares	5,855	89,695
Intrum Justitia AB	6,822	181,544
Loomis AB, Class B	11,142	329,675

		600,914

Consumer Durables & Apparel 0.1%
JM AB	11,137	366,583
Nobia AB	16,060	139,459

		506,042

Consumer Services 0.0%
Betsson AB *	3,224	120,818

Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	5,016	219,405
Ratos AB, B Shares	56,402	352,392

		571,797

Energy 0.1%
Lundin Petroleum AB *	14,034	182,064

Food & Staples Retailing 0.1%
Axfood AB	4,356	264,544

Food, Beverage & Tobacco 0.0%
AAK AB	2,638	143,289

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	27,230	292,237

Materials 0.3%
BillerudKorsnas AB	16,454	249,763
Hexpol AB	1,840	184,600
Holmen AB, B Shares	12,978	468,259

		902,622

 15

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Eniro AB *(a)	98,793	60,894
Modern Times Group MTG AB, B Shares	11,028	312,112

		373,006

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	28,998	408,410

Real Estate 0.1%
Castellum AB	13,875	218,175
Fabege AB	13,008	177,567
Kungsleden AB	21,581	165,325

		561,067

Retailing 0.1%
Bilia AB, A Shares	6,989	211,964
Clas Ohlson AB, B Shares	6,726	104,050

		316,014

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	13,221	418,616

Transportation 0.1%
SAS AB *(a)	88,134	176,310

		7,084,245

Switzerland 2.8%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	316	184,374
Valiant Holding AG - Reg’d	2,016	164,670

		349,044

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *	5,396	96,672
Belimo Holding AG - Reg’d	48	111,087
Bucher Industries AG - Reg’d	820	201,173
Daetwyler Holding AG	873	104,145
Georg Fischer AG - Reg’d *	755	452,751
Implenia AG - Reg’d *	2,636	144,179
Meyer Burger Technology AG *(a)	14,441	89,584
OC Oerlikon Corp. AG - Reg’d *	20,349	231,462
Rieter Holding AG - Reg’d *	688	99,788
Sulzer AG - Reg’d	4,153	439,721

		1,970,562

Commercial & Professional Supplies 0.2%
DKSH Holding Ltd.	3,572	271,162
Gategroup Holding AG *	7,484	207,718
Kaba Holding AG - Reg’d, Series B *	411	206,571

		685,451

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	169	163,408

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	1,017	341,141

Diversified Financials 0.3%
GAM Holding AG *	15,925	281,429
Julius Baer Group Ltd. *	11,552	469,983
Partners Group Holding AG	819	219,181

		970,593

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	214	213,381
Emmi AG - Reg’d *	530	173,080

		386,461

Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg’d	2,625	344,863
Straumann Holding AG - Reg’d	638	144,112

		488,975

Insurance 0.1%
Helvetia Holding AG - Reg’d	731	372,877

Materials 0.1%
EMS-Chemie Holding AG - Reg’d	676	261,141
Ferrexpo plc	54,094	40,793
Schmolz & Bickenbach AG - Reg’d *	205,542	183,155

		485,089

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	4,696	518,722
Galenica AG - Reg’d	457	367,232

		885,954

Real Estate 0.1%
Allreal Holding AG - Reg’d *	1,121	176,249
Swiss Prime Site AG - Reg’d *	2,816	244,270

		420,519

Retailing 0.2%
Dufry AG - Reg’d *	1,676	246,208
Valora Holding AG - Reg’d *	1,130	273,403

		519,611

Software & Services 0.0%
Temenos Group AG - Reg’d *	3,485	106,073

Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	5,909	67,686
Logitech International S.A. - Reg’d	25,214	370,752

		438,438

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	383	260,751
Panalpina Welttransport Holding AG - Reg’d	2,803	343,222

		603,973

Utilities 0.0%
Alpiq Holding AG - Reg’d *	1,195	84,595

		9,272,764

United Kingdom 13.0%

Banks 0.0%
The Paragon Group of Cos. plc	19,357	119,926

Capital Goods 1.6%
Ashtead Group plc	30,480	495,986
Bodycote plc	28,944	295,968
Brammer plc	14,525	75,478
Chemring Group plc	69,925	227,460

16

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fenner plc	39,354	109,282
Galliford Try plc	15,364	304,234
HellermannTyton Group plc	19,755	94,008
Interserve plc	32,677	262,467
Keller Group plc	21,126	282,816
Kier Group plc	9,762	229,802
Lavendon Group plc	39,695	94,765
Melrose Industries plc	94,159	374,820
Morgan Advanced Materials plc	56,279	256,958
Morgan Sindall Group plc	20,481	205,526
QinetiQ Group plc	133,993	376,510
Rotork plc	6,580	227,461
Senior plc	49,093	228,073
Speedy Hire plc	160,878	176,284
Spirax-Sarco Engineering plc	7,334	336,618
Ultra Electronics Holdings plc	9,171	240,919
Vesuvius plc	61,756	407,751

		5,303,186

Commercial & Professional Supplies 1.0%
Berendsen plc	29,686	496,807
Cape plc	41,359	129,960
De La Rue plc	38,624	300,486
HomeServe plc	45,703	231,433
Intertek Group plc	12,243	421,661
Mears Group plc	17,407	108,807
Michael Page International plc	54,297	379,944
Mitie Group plc	76,725	311,665
PayPoint plc	5,523	68,872
Rentokil Initial plc	218,483	397,770
RPS Group plc	46,650	128,162
Shanks Group plc	128,189	190,182
WS Atkins plc	12,618	237,782

		3,403,531

Consumer Durables & Apparel 0.6%
Bellway plc	15,320	419,393
Berkeley Group Holdings plc	9,446	344,314
Bovis Homes Group plc	11,235	140,252
Crest Nicholson Holdings plc	17,742	109,339
Guinness Peat Group plc *	600,533	200,982
Persimmon plc	26,877	643,407
The Vitec Group plc	9,174	85,206

		1,942,893

Consumer Services 0.9%
Betfair Group plc	7,473	180,703
Bwin.Party Digital Entertainment plc	51,285	82,222
Dignity plc	3,508	98,278
Enterprise Inns plc *	249,430	387,257
Greene King plc	35,543	449,075
J.D. Wetherspoon plc	16,858	200,847
Ladbrokes plc	257,160	448,023
Marston’s plc	132,389	292,127
Merlin Entertainments plc	14,837	90,096
Mitchells & Butlers plc *	52,456	335,521
Spirit Pub Co. plc	162,668	281,027
The Restaurant Group plc	20,994	226,525

		3,071,701

Diversified Financials 1.5%
Aberdeen Asset Management plc	54,951	360,716
Ashmore Group plc	45,594	191,875
Brewin Dolphin Holdings plc	18,618	81,859
Close Brothers Group plc	14,850	338,863
Hargreaves Lansdown plc	5,542	84,009
Henderson Group plc	101,407	361,491
IG Group Holdings plc	42,293	458,902
Intermediate Capital Group plc	51,702	383,090
International Personal Finance plc	35,953	234,687
Investec plc	58,626	492,589
Jupiter Fund Management plc	32,976	187,578
London Stock Exchange Group plc	15,273	542,294
Provident Financial plc	14,537	575,950
Schroders plc	8,910	387,189
Tullett Prebon plc	59,861	301,056

		4,982,148

Energy 0.1%
Afren plc *	106,325	8,488
EnQuest plc *	192,414	98,435
Hargreaves Services plc	11,233	97,260
Hunting plc	20,601	122,643
Premier Oil plc	70,871	153,655

		480,481

Food & Staples Retailing 0.1%
Greggs plc	33,340	411,795

Food, Beverage & Tobacco 0.4%
Britvic plc	21,771	230,397
Cranswick plc	12,177	240,267
Dairy Crest Group plc	46,227	340,033
Devro plc	20,102	85,079
Greencore Group plc	39,362	182,557
Premier Foods plc *	412,228	268,234

		1,346,567

Health Care Equipment & Services 0.1%
Synergy Health plc	6,293	205,210

Household & Personal Products 0.1%
PZ Cussons plc	43,585	206,651

Insurance 1.0%
Admiral Group plc	24,834	540,250
Beazley plc	63,154	273,620
Catlin Group Ltd.	65,906	691,225
Hiscox Ltd.	44,933	496,310
Jardine Lloyd Thompson Group plc	13,366	189,908
Lancashire Holdings Ltd.	53,363	490,692
Phoenix Group Holdings	40,011	503,922
St. James’s Place plc	11,761	151,315

		3,337,242

Materials 1.1%
Acacia Mining plc	38,861	165,003
Alent plc	31,543	173,228
Croda International plc	11,161	445,730
DS Smith plc	115,273	548,260
Elementis plc	48,156	199,933
Essentra plc	16,637	207,144
Evraz plc	345,020	882,956
Polyus Gold International Ltd.	30,689	89,574
Randgold Resources Ltd.	4,437	380,826

 17

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RPC Group plc	24,856	202,336
Synthomer plc	35,569	130,346
Victrex plc	6,229	192,559

		3,617,895

Media 0.3%
Daily Mail & General Trust plc	22,565	292,324
Trinity Mirror plc *	124,274	322,420
UBM plc	47,389	376,298

		991,042

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	6,499	119,815
Hikma Pharmaceuticals plc	5,629	199,459

		319,274

Real Estate 0.8%
Derwent London plc	3,800	185,692
Hammerson plc	57,548	595,495
Intu Properties plc	74,997	411,590
Mapeley Ltd. *(b)(c)	2,199	—
Savills plc	19,019	208,715
Segro plc	81,050	501,914
Shaftesbury plc	7,664	89,644
The British Land Co., plc	52,764	657,540

		2,650,590

Retailing 1.1%
Debenhams plc	466,208	525,985
Dixons Carphone plc	196,341	1,283,102
Dunelm Group plc	6,585	87,232
Halfords Group plc	52,080	347,474
Howden Joinery Group plc	30,747	196,213
John Menzies plc	20,832	116,488
Lookers plc	79,610	178,965
N Brown Group plc	26,001	168,462
Pendragon plc	546,244	292,077
Sports Direct International plc *	15,062	160,635
WH Smith plc	22,519	456,087

		3,812,720

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	23,965	373,505
CSR plc	17,621	226,923

		600,428

Software & Services 0.3%
AVEVA Group plc	4,688	92,712
Fidessa Group plc	4,037	145,933
Micro Focus International plc	14,740	233,559
Moneysupermarket.com Group plc	30,699	121,188
Playtech plc	9,817	99,919
Telecity Group plc	7,266	94,133
Xchanging plc	57,527	135,558

		923,002

Technology Hardware & Equipment 0.6%
Domino Printing Sciences plc	14,852	152,676
Electrocomponents plc	112,757	346,464
Halma plc	31,831	333,068
Laird plc	50,893	243,981
Pace plc	42,823	214,911
Premier Farnell plc	78,864	200,496
Spectris plc	12,570	395,002
Spirent Communications plc	167,891	224,158
TT Electronics plc	60,148	99,853

		2,210,609

Telecommunication Services 0.2%
Jazztel plc *	6,522	92,403
KCOM Group plc	100,126	125,172
TalkTalk Telecom Group plc	77,260	368,996

		586,571

Transportation 0.9%
BBA Aviation plc	76,954	392,455
easyJet plc	19,505	543,856
Go-Ahead Group plc	7,872	292,299
National Express Group plc	134,155	514,595
Northgate plc	46,112	428,643
Royal Mail plc	46,802	305,905
Stagecoach Group plc	49,309	253,845
Stobart Group Ltd.	73,146	116,562
Stolt-Nielsen Ltd.	8,813	139,166

		2,987,326

		43,510,788

Total Common Stock
(Cost $314,266,594)		327,725,947

Preferred Stock 0.5% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	4,782	400,745

Capital Goods 0.0%
Jungheinrich AG	2,966	179,742

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	2,082	209,633

Materials 0.1%
Fuchs Petrolub SE	7,445	306,170

		1,096,290

Italy 0.1%

Capital Goods 0.0%
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	6,431	105,462

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	36,053	184,156

		289,618

Spain 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., Class B	2,992	104,036

18

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Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 0.1%

Transportation 0.1%
SAS AB (a)	3,285	186,201

Total Preferred Stock
(Cost $1,533,329)		1,676,145

Other Investment Companies 4.0% of net assets

United States 4.0%

Equity Fund 1.2%
iShares MSCI EAFE Small Cap ETF (a)	85,000	3,981,400

Securities Lending Collateral 2.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	9,279,070	9,279,070

Total Other Investment Companies
(Cost $13,225,897)		13,260,470

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Australia & New Zealand Banking Group Ltd.
Pound Sterling
0.07%, 02/02/15	22,785	34,319
Bank of Tokyo - Mitsubishi UFJ
Japanese Yen
0.01%, 02/02/15	6,195,143	52,756
Brown Brothers Harriman
Euro
(0.17)%, 02/02/15	8,499	9,604
Canadian Dollar
0.10%, 02/02/15	16,526	13,005

		109,684

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.01%, 03/19/15 (d)	10,000	10,000

Total Short-Term Investments
(Cost $119,684)		119,684

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $333,470,984 and the unrealized appreciation and depreciation were $31,851,913 and ($22,540,651), respectively, with a net unrealized appreciation of $9,311,262.

At 01/31/15, the values of certain foreign securities held by the fund aggregating $282,970,883 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,768,762.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $1,702 or 0.0% of net assets.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

 19

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de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

20

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•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$143,941,801	$—	$143,941,801
Australia[1]	—	12,749,623	—	12,749,623
Commercial & Professional Supplies	209,735	1,133,286	—	1,343,021
Food, Beverage & Tobacco	435,037	841,199	—	1,276,236
Materials	87,742	2,530,886	—	2,618,628
Austria[1]	—	1,699,690	—	1,699,690
Transportation	492,187	—	—	492,187
Belgium[1]	—	1,740,758	—	1,740,758
Diversified Financials	239,905	544,598	—	784,503
Health Care Equipment & Services	277,903	73,286	—	351,189
Materials	438,491	315,405	—	753,896
Retailing	384,853	—	—	384,853
Telecommunication Services	615,089	—	—	615,089
Canada
Automobiles & Components	472,663	—	—	472,663
Banks	621,918	—	—	621,918
Capital Goods	2,050,402	—	—	2,050,402
Commercial & Professional Supplies	1,429,649	—	—	1,429,649
Consumer Durables & Apparel	1,035,158	—	—	1,035,158
Consumer Services	90,147	—	—	90,147
Diversified Financials	765,196	—	—	765,196
Energy	4,370,552	—	—	4,370,552
Food & Staples Retailing	529,275	—	—	529,275
Food, Beverage & Tobacco	711,569	—	—	711,569
Insurance	321,209	—	—	321,209
Materials	5,961,367	—	—	5,961,367
Media	1,134,597	75,611	—	1,210,208
Real Estate	1,548,036	—	—	1,548,036
Retailing	1,143,090	—	—	1,143,090
Software & Services	653,395	—	—	653,395
Telecommunication Services	142,814	—	—	142,814
Transportation	536,032	—	—	536,032
Utilities	1,114,741	—	—	1,114,741

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	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Denmark[1]	$—	$3,560,798	$—	$3,560,798
Health Care Equipment & Services	148,038	588,051	—	736,089
Finland[1]	—	4,102,023	—	4,102,023
Food, Beverage & Tobacco	88,692	—	—	88,692
Media	435,672	—	—	435,672
France[1]	—	11,116,985	—	11,116,985
Capital Goods	119,396	897,473	—	1,016,869
Consumer Durables & Apparel	90,596	377,678	—	468,274
Consumer Services	243,717	—	—	243,717
Energy	200,333	102,599	—	302,932
Food, Beverage & Tobacco	118,901	217,303	—	336,204
Health Care Equipment & Services	237,492	219,463	—	456,955
Technology Hardware & Equipment	418,595	255,084	—	673,679
Telecommunication Services	311,465	—	—	311,465
Hong Kong[1]	—	5,388,989	—	5,388,989
Diversified Financials	434,116	—	—	434,116
Food & Staples Retailing	231,768	—	—	231,768
Real Estate	629,850	2,740,061	—	3,369,911
Technology Hardware & Equipment	458,219	—	—	458,219
Ireland[1]	—	892,441	—	892,441
Capital Goods	111,511	1,330,429	—	1,441,940
Consumer Services	233,740	—	—	233,740
Food & Staples Retailing	88,654	—	—	88,654
Health Care Equipment & Services	332,752	—	—	332,752
Pharmaceuticals, Biotechnology & Life Sciences	176,024	—	—	176,024
Israel[1]	—	2,388,738	—	2,388,738
Food & Staples Retailing	97,789	—	—	97,789
Software & Services	616,974	235,165	—	852,139
Italy[1]	—	5,836,413	—	5,836,413
Energy	313,774	279,274	—	593,048
Food, Beverage & Tobacco	259,116	189,383	—	448,499
Insurance	95,680	275,108	—	370,788
Luxembourg[1]	—	740,900	—	740,900
Banks	—	—	—	—
Materials	305,966	—	—	305,966
Semiconductors & Semiconductor Equipment	138,451	—	—	138,451
Telecommunication Services	166,760	—	—	166,760
Netherlands[1]	—	2,558,340	—	2,558,340
Capital Goods	564,158	986,425	—	1,550,583
Energy	161,478	795,306	—	956,784
Food & Staples Retailing	248,913	232,324	—	481,237
Semiconductors & Semiconductor Equipment	439,702	295,644	—	735,346
Software & Services	66,588	—	—	66,588

22

 Schwab Fundamental International Small Company Index Fund

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	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

New Zealand[1]	$—	$1,532,852	$—	$1,532,852
Real Estate	99,296	—	—	99,296
Telecommunication Services	297,093	—	—	297,093
Utilities	249,542	384,082	—	633,624
Norway[1]	—	2,140,808	—	2,140,808
Banks	228,365	129,878	—	358,243
Commercial & Professional Supplies	136,336	—	—	136,336
Materials	87,677	—	—	87,677
Software & Services	292,837	—	—	292,837
Portugal[1]	—	1,079,875	—	1,079,875
Materials	153,252	—	—	153,252
Republic of Korea[1]	—	—	1,702	1,702
Singapore[1]	—	2,428,059	—	2,428,059
Energy	—	—	—	—
Food & Staples Retailing	144,101	—	—	144,101
Real Estate	709,465	1,886,816	—	2,596,281
Semiconductors & Semiconductor Equipment	121,193	—	—	121,193
Transportation	270,769	724,722	—	995,491
Spain[1]	—	3,992,712	—	3,992,712
Capital Goods	141,506	1,461,146	—	1,602,652
Materials	113,775	404,119	—	517,894
Sweden[1]	—	5,332,402	—	5,332,402
Consumer Durables & Apparel	139,459	366,583	—	506,042
Food & Staples Retailing	264,544	—	—	264,544
Health Care Equipment & Services	292,237	—	—	292,237
Media	60,894	312,112	—	373,006
Retailing	104,050	211,964	—	316,014
Switzerland[1]	—	6,527,422	—	6,527,422
Banks	164,670	184,374	—	349,044
Capital Goods	207,759	1,762,803	—	1,970,562
Consumer Services	341,141	—	—	341,141
Utilities	84,595	—	—	84,595

 23

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Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

United Kingdom[1]	$—	$8,371,110	$—	$8,371,110
Capital Goods	346,527	4,956,659	—	5,303,186
Commercial & Professional Supplies	427,151	2,976,380	—	3,403,531
Consumer Durables & Apparel	200,982	1,741,911	—	1,942,893
Consumer Services	872,279	2,199,422	—	3,071,701
Energy	8,488	471,993	—	480,481
Food, Beverage & Tobacco	240,267	1,106,300	—	1,346,567
Health Care Equipment & Services	205,210	—	—	205,210
Insurance	490,692	2,846,550	—	3,337,242
Materials	295,349	3,322,546	—	3,617,895
Media	322,420	668,622	—	991,042
Pharmaceuticals, Biotechnology & Life Sciences	119,815	199,459	—	319,274
Retailing	495,797	3,316,923	—	3,812,720
Semiconductors & Semiconductor Equipment	226,923	373,505	—	600,428
Software & Services	472,204	450,798	—	923,002
Technology Hardware & Equipment	152,676	2,057,933	—	2,210,609
Telecommunication Services	125,172	461,399	—	586,571
Transportation	139,166	2,848,160	—	2,987,326
Preferred Stock[1]	—	1,489,944	—	1,489,944
Sweden[1]	186,201	—	—	186,201
Other Investment Companies[1]	13,260,470	—	—	13,260,470
Short-Term Investments[1]	—	119,684	—	119,684

Total	$59,689,977	$283,090,567	$1,702	$342,782,246

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
Australia	$—	($93,624)	$93,624	$—	$—	$—	$—	$—
Republic of Korea	2,970	—	(1,268)	—	—	—	—	1,702

Total	$2,970	($93,624)	$92,356	$—	$—	$—	$—	$1,702

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $4,867,860 and $5,142,230 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

REG46849JAN15

24

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

89.5%	Common Stock	346,699,918	325,616,091
8.4%	Preferred Stock	48,405,893	30,584,521
0.1%	Other Investment Company	435,000	435,000
1.2%	Short-Term Investments	4,335,005	4,335,008

99.2%	Total Investments	399,875,816	360,970,620
0.8%	Other Assets and Liabilities, Net		2,907,976

100.0%	Net Assets		363,878,596

	Number	Value
Security	of Shares	($)

Common Stock 89.5% of net assets

Brazil 5.2%

Banks 1.1%
Banco Bradesco S.A.	118,349	1,477,571
Banco do Brasil S.A.	245,849	1,892,943
Itau Unibanco Holding S.A.	42,027	471,605

		3,842,119

Capital Goods 0.2%
Embraer S.A.	75,090	664,357

Diversified Financials 0.1%
BM&F Bovespa S.A.	136,733	463,718

Energy 1.2%
Cosan Ltd., Class A	45,000	310,500
Petroleo Brasileiro S.A.	971,058	2,909,645
Ultrapar Participacoes S.A.	57,714	1,139,977

		4,360,122

Food, Beverage & Tobacco 0.9%
Ambev S.A.	264,156	1,735,608
BRF S.A.	33,718	809,006
JBS S.A.	199,700	851,418

		3,396,032

Materials 1.1%
Companhia Siderurgica Nacional S.A.	344,133	533,530
Usinas Siderurgicas de Minas Gerais S.A. *	48,439	307,071
Vale S.A.	429,979	2,982,170

		3,822,771

Software & Services 0.1%
Cielo S.A.	27,490	409,801

Telecommunication Services 0.1%
Oi S.A. *	19,874	39,962
Tim Participacoes S.A.	113,747	501,915

		541,877

Transportation 0.1%
CCR S.A.	53,100	302,382

Utilities 0.3%
Centrais Eletricas Brasileiras S.A.	165,416	316,252
Companhia de Saneamento Basico do Estado de Sao Paulo	73,645	367,030
CPFL Energia S.A.	71,644	451,773

		1,135,055

		18,938,234

Chile 0.9%

Banks 0.1%
Banco Santander Chile	8,501,544	403,756

Energy 0.2%
Empresas Copec S.A.	66,545	753,066

Food & Staples Retailing 0.1%
Cencosud S.A.	188,330	461,060

Transportation 0.1%
Latam Airlines Group S.A. *	18,200	192,017

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	408,179	584,218
Enersis S.A.	3,482,312	1,078,199

		1,662,417

		3,472,316

China 18.5%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., Class H	426,000	616,099

Banks 7.4%
Agricultural Bank of China Ltd., Class H	2,815,600	1,374,895
Bank of China Ltd., Class H	11,170,234	6,235,877
Bank of Communications Co., Ltd., Class H	903,000	758,079
BOC Hong Kong (Holdings) Ltd.	271,500	951,658
China CITIC Bank Corp. Ltd., Class H	728,000	538,346
China Construction Bank Corp., Class H	10,661,000	8,533,923
China Merchants Bank Co., Ltd., Class H	404,350	902,509
China Minsheng Banking Corp., Ltd., Class H	445,000	540,169

 1

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Industrial & Commercial Bank of China Ltd., Class H	9,754,172	6,955,962

		26,791,418

Capital Goods 0.8%
China Communications Construction Co., Ltd., Class H	1,039,000	1,128,753
China Railway Construction Corp., Ltd., Class H	517,500	593,158
China Railway Group Ltd., Class H	970,000	708,046
CITIC Ltd.	239,000	411,376

		2,841,333

Consumer Durables & Apparel 0.3%
Belle International Holdings Ltd.	520,000	588,606
Yue Yuen Industrial Holdings Ltd.	150,500	560,082

		1,148,688

Energy 4.2%
China Coal Energy Co., Ltd., Class H (c)	769,000	423,641
China Petroleum & Chemical Corp., Class H	7,219,400	5,712,259
China Shenhua Energy Co., Ltd., Class H	565,500	1,552,316
CNOOC Ltd.	2,371,000	3,145,995
PetroChina Co., Ltd., Class H	4,104,000	4,456,539

		15,290,750

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	198,000	433,495

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	89,000	405,533

Insurance 0.9%
China Life Insurance Co., Ltd., Class H	429,000	1,662,414
China Pacific Insurance Group Co., Ltd., Class H	130,200	625,710
Ping An Insurance (Group) Co. of China Ltd., Class H	80,500	853,214

		3,141,338

Materials 0.3%
China National Building Material Co., Ltd., Class H	494,000	474,897
Jiangxi Copper Co., Ltd., Class H	313,000	509,456

		984,353

Real Estate 0.2%
China Overseas Land & Investment Ltd.	232,000	668,969

Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	2,746,000	377,994

Software & Services 0.1%
Tencent Holdings Ltd.	34,400	580,210

Technology Hardware & Equipment 0.2%
Kingboard Chemical Holdings Ltd.	202,500	327,507
Lenovo Group Ltd.	440,000	566,542

		894,049

Telecommunication Services 3.4%
China Mobile Ltd.	728,100	9,544,283
China Telecom Corp., Ltd., Class H	2,758,000	1,631,042
China Unicom (Hong Kong) Ltd.	903,056	1,351,690

		12,527,015

Utilities 0.2%
Huaneng Power International, Inc., Class H	434,000	607,467

		67,308,711

Colombia 0.2%

Banks 0.1%
Bancolombia S.A.	17,344	195,191

Energy 0.1%
Ecopetrol S.A.	791,025	633,793

		828,984

Czech Republic 0.4%

Telecommunication Services 0.1%
O2 Czech Republic A/S	39,326	347,911

Utilities 0.3%
CEZ A/S	42,796	1,001,694

		1,349,605

Greece 0.4%

Consumer Services 0.2%
OPAP S.A.	79,619	672,869

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. *	49,401	407,375

Utilities 0.1%
Public Power Corp. S.A. *	44,421	241,513

		1,321,757

Hungary 0.5%

Banks 0.2%
OTP Bank plc	54,181	718,449

Energy 0.2%
MOL Hungarian Oil & Gas plc	18,198	728,325

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc *	314,079	407,499

		1,854,273

India 4.1%

Automobiles & Components 0.4%
Mahindra & Mahindra Ltd.	21,092	429,723
Tata Motors Ltd.	89,756	846,450
Tata Motors Ltd., Class A	10,785	63,243

		1,339,416

2

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.8%
Housing Development Finance Corp., Ltd.	51,184	1,040,098
ICICI Bank Ltd.	158,135	918,697
State Bank of India	173,300	861,870

		2,820,665

Energy 1.4%
Indian Oil Corp., Ltd.	85,870	479,596
Oil & Natural Gas Corp., Ltd.	263,112	1,487,472
Reliance Industries Ltd.	224,869	3,317,276

		5,284,344

Food, Beverage & Tobacco 0.1%
ITC Ltd.	74,361	441,019

Materials 0.3%
Hindalco Industries Ltd.	233,664	525,065
Tata Steel Ltd.	87,056	548,020

		1,073,085

Software & Services 0.7%
Infosys Ltd.	57,611	1,980,197
Tata Consultancy Services Ltd.	15,182	608,420

		2,588,617

Telecommunication Services 0.2%
Bharti Airtel Ltd.	141,582	852,806

Utilities 0.2%
NTPC Ltd.	292,681	677,404

		15,077,356

Indonesia 1.1%

Automobiles & Components 0.3%
PT Astra International Tbk	1,989,100	1,224,800

Banks 0.4%
PT Bank Central Asia Tbk	439,500	461,457
PT Bank Mandiri (Persero) Tbk	499,900	430,617
PT Bank Rakyat Indonesia (Persero) Tbk	574,000	525,199

		1,417,273

Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	5,753,400	1,277,240

		3,919,313

Malaysia 2.1%

Banks 0.5%
CIMB Group Holdings Berhad	383,000	579,848
Malayan Banking Berhad	294,400	706,761
Public Bank Berhad	133,800	668,331

		1,954,940

Capital Goods 0.3%
Sime Darby Berhad	413,500	1,071,141

Consumer Services 0.1%
Genting Berhad	204,800	497,776

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	223,000	289,507

Materials 0.1%
Petronas Chemicals Group Berhad	246,400	345,322

Telecommunication Services 0.7%
Axiata Group Berhad	430,900	853,850
DiGi.com Berhad	276,200	487,993
Maxis Berhad	244,700	477,800
Telekom Malaysia Berhad	272,500	524,208

		2,343,851

Utilities 0.3%
Tenaga Nasional Berhad	275,900	1,100,433

		7,602,970

Mexico 3.3%

Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	102,400	519,668
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	184,700	391,099

		910,767

Capital Goods 0.1%
Alfa S.A.B. de C.V., Class A	231,900	424,984

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	522,737	1,009,589

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	41,500	336,302
Fomento Economico Mexicano S.A.B. de C.V. *	138,150	1,153,808
Grupo Bimbo S.A.B. de C.V., Series A *	169,900	432,302

		1,922,412

Materials 0.6%
Cemex S.A.B. de C.V., Series CPO *	1,588,265	1,410,308
Grupo Mexico S.A.B. de C.V., Series B	333,997	882,147

		2,292,455

Media 0.3%
Grupo Televisa S.A.B., Series CPO *	171,217	1,114,375

Telecommunication Services 1.2%
America Movil S.A.B. de C.V., Series L	3,939,200	4,212,640

		11,887,222

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	3,282	473,002

Philippines 0.2%

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	11,230	755,616

 3

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Poland 2.1%

Banks 0.3%
Bank Pekao S.A.	8,878	428,232
Powszechna Kasa Oszczednosci Bank Polski S.A.	76,908	711,566

		1,139,798

Energy 0.6%
Polski Koncern Naftowy Orlen S.A.	150,527	2,220,960

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	5,660	769,760

Materials 0.4%
KGHM Polska Miedz S.A.	49,457	1,402,085

Telecommunication Services 0.2%
Orange Polska S.A.	302,708	730,233

Utilities 0.4%
PGE S.A.PGE S.A.	150,742	789,858
Tauron Polska Energia S.A.	370,460	498,405

		1,288,263

		7,551,099

Republic of Korea 17.7%

Automobiles & Components 1.8%
Hyundai Mobis Co., Ltd.	7,453	1,684,883
Hyundai Motor Co.	21,378	3,285,455
Kia Motors Corp.	39,206	1,638,500

		6,608,838

Banks 1.2%
Hana Financial Group, Inc.	28,439	831,293
KB Financial Group, Inc.	33,521	1,126,078
Shinhan Financial Group Co., Ltd.	50,181	2,048,810
Woori Bank *	50,902	409,599

		4,415,780

Capital Goods 2.6%
Daelim Industrial Co., Ltd.	6,633	330,946
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	18,333	323,256
Doosan Heavy Industries & Construction Co., Ltd.	17,666	374,817
Hyundai Engineering & Construction Co., Ltd. *	11,044	437,061
Hyundai Heavy Industries Co., Ltd. *	13,434	1,376,607
LG Corp.	41,361	2,327,703
Samsung C&T Corp.	19,304	978,137
Samsung Heavy Industries Co., Ltd.	30,490	493,620
SK Holdings Co., Ltd.	14,574	2,272,247
SK Networks Co., Ltd. *	70,953	607,786

		9,522,180

Consumer Durables & Apparel 0.7%
LG Electronics, Inc.	42,783	2,370,209

Energy 1.2%
GS Holdings Corp.	25,884	979,546
S-Oil Corp.	17,252	948,982
SK Innovation Co., Ltd. *	29,801	2,530,683

		4,459,211

Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	2,961	561,822

Food, Beverage & Tobacco 0.3%
KT&G Corp.	14,002	1,022,118

Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	3,032	817,886
Samsung Life Insurance Co., Ltd.	6,321	649,255

		1,467,141

Materials 2.2%
Hanwha Corp. *	26,283	655,722
Hyosung Corp. *	5,236	345,520
Hyundai Steel Co.	11,058	663,440
LG Chem Ltd.	7,572	1,361,758
Lotte Chemical Corp.	3,562	562,009
OCI Co., Ltd. *	2,699	191,352
POSCO	17,673	4,105,352

		7,885,153

Retailing 0.1%
Lotte Shopping Co., Ltd.	1,731	374,612

Semiconductors & Semiconductor Equipment 0.4%
SK Hynix, Inc.	33,101	1,429,815

Software & Services 0.5%
NAVER Corp.	676	438,158
SK C&C Co., Ltd.	6,809	1,451,325

		1,889,483

Technology Hardware & Equipment 5.2%
LG Display Co., Ltd.	60,875	2,000,237
Samsung Electro-Mechanics Co., Ltd.	9,871	600,760
Samsung Electronics Co., Ltd.	12,726	15,798,039
Samsung SDI Co., Ltd.	5,940	693,143

		19,092,179

Telecommunication Services 0.4%
KT Corp. *	36,826	1,002,649
LG Uplus Corp.	53,955	594,832

		1,597,481

Utilities 0.5%
Korea Electric Power Corp. *	42,598	1,665,536
Korea Gas Corp. *	6,461	266,004

		1,931,540

		64,627,562

Russia 9.1%

Banks 0.3%
Sberbank of Russia ADR	214,003	788,688
VTB Bank OJSC *	180,000,000	180,000

		968,688

Energy 7.1%
Bashneft OAO *	2,000	43,423
Gazprom OAO	2,364,000	4,930,971
Gazprom OAO ADR	1,420,000	5,700,005
LUKOIL OAO *	90,299	3,653,737

4

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LUKOIL OAO ADR	153,000	6,015,860
NovaTek OAO *	97,090	647,736
Rosneft Oil Co. GDR - Reg’d	213,200	691,017
Surgutneftegas ADR	712,500	3,093,515
Tatneft ADR	52,100	1,220,012

		25,996,276

Food & Staples Retailing 0.1%
Magnit *	3,200	491,487

Materials 0.9%
MMC Norilsk Nickel OJSC ADR	112,700	1,857,534
Severstal PAO GDR - Reg’d	76,510	695,776
Uralkali PJSC GDR - Reg’d	43,732	542,685

		3,095,995

Telecommunication Services 0.4%
Mobile TeleSystems ADR	114,851	902,729
Rostelecom *	250,000	314,032
Sistema JSFC *	1,588,800	307,159

		1,523,920

Transportation 0.2%
Aeroflot Russian Airlines *	730,000	404,968
Globaltrans Investment plc GDR - Reg’d	73,500	331,587

		736,555

Utilities 0.1%
Federal Hydrogenerating Co., ADR *	24,000,000	182,784
Russian Grids OAO *	1	—

		182,784

		32,995,705

South Africa 7.1%

Banks 0.9%
Barclays Africa Group Ltd.	37,927	644,775
Nedbank Group Ltd.	27,746	608,250
Standard Bank Group Ltd.	147,522	1,948,061

		3,201,086

Capital Goods 0.7%
Aveng Ltd. *	384,398	589,324
Barloworld Ltd.	67,710	510,906
The Bidvest Group Ltd.	53,292	1,470,783

		2,571,013

Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd.	104,444	533,807

Diversified Financials 0.4%
African Bank Investments Ltd. *(a)(b)	319,000	—
FirstRand Ltd.	249,251	1,109,260
Remgro Ltd.	17,196	397,911

		1,507,171

Energy 1.0%
Sasol Ltd.	98,822	3,569,447

Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	46,145	729,444

Food, Beverage & Tobacco 0.2%
Tiger Brands Ltd.	20,514	691,811

Insurance 0.2%
Sanlam Ltd.	135,230	810,534

Materials 1.3%
AngloGold Ashanti Ltd. *	72,464	878,908
Gold Fields Ltd.	302,124	1,740,483
Impala Platinum Holdings Ltd. *	151,373	982,126
Kumba Iron Ore Ltd.	29,075	558,868
Sappi Ltd. *	132,584	544,362

		4,704,747

Media 0.3%
Naspers Ltd., N Shares	7,060	1,018,489

Retailing 0.4%
Imperial Holdings Ltd.	45,034	793,315
Woolworths Holdings Ltd.	72,444	537,720

		1,331,035

Telecommunication Services 1.4%
MTN Group Ltd.	216,190	3,733,320
Telkom SA SOC Ltd. *	173,807	1,038,660
Vodacom Group Ltd.	44,801	514,375

		5,286,355

		25,954,939

Taiwan 13.2%

Banks 0.4%
CTBC Financial Holding Co., Ltd.	863,076	547,496
Mega Financial Holding Co., Ltd.	652,404	497,813
Taishin Financial Holding Co., Ltd.	1,010,122	414,163

		1,459,472

Capital Goods 0.3%
Far Eastern New Century Corp.	679,879	684,275
Walsin Lihwa Corp. *	1,472,000	454,364

		1,138,639

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	468,267	641,291

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	486,674	771,178

Energy 0.2%
Formosa Petrochemical Corp.	269,330	573,775

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	480,229	765,208

Insurance 0.1%
Cathay Financial Holding Co., Ltd.	274,599	393,234

Materials 1.8%
China Steel Corp.	1,844,198	1,562,388
Formosa Chemicals & Fibre Corp.	724,442	1,550,200
Formosa Plastics Corp.	645,732	1,558,303
Nan Ya Plastics Corp.	659,811	1,325,716
Taiwan Cement Corp.	418,299	564,751

		6,561,358

 5

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 3.0%
Advanced Semiconductor Engineering, Inc.	617,094	774,897
MediaTek, Inc.	78,138	1,188,107
Siliconware Precision Industries Co., Ltd.	441,270	744,083
Taiwan Semiconductor Manufacturing Co., Ltd.	1,605,689	7,061,224
United Microelectronics Corp.	2,535,965	1,228,022

		10,996,333

Technology Hardware & Equipment 6.0%
Acer, Inc. *	1,711,496	1,110,392
Asustek Computer, Inc.	172,041	1,798,106
AU Optronics Corp.	3,606,800	1,960,979
Compal Electronics, Inc.	2,325,305	1,695,643
Delta Electronics, Inc.	139,025	849,151
Foxconn Technology Co., Ltd.	179,650	486,428
Hon Hai Precision Industry Co., Ltd.	1,943,416	5,332,716
HTC Corp. *	411,473	2,039,925
Innolux Corp.	1,972,357	950,209
Inventec Corp.	742,639	548,513
Lite-On Technology Corp.	557,855	687,568
Pegatron Corp.	417,264	1,109,538
Quanta Computer, Inc.	430,500	1,049,124
Synnex Technology International Corp.	364,000	523,226
Wistron Corp.	1,086,231	990,306
WPG Holdings Ltd.	433,000	537,608

		21,669,432

Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	599,906	1,812,931
Far EasTone Telecommunications Co., Ltd.	236,622	578,094
Taiwan Mobile Co., Ltd.	174,600	575,726

		2,966,751

		47,936,671

Thailand 1.4%

Banks 0.1%
The Siam Commercial Bank PCL	89,500	490,842

Energy 0.9%
PTT Exploration & Production PCL	119,000	396,303
PTT PCL	207,187	2,190,245
Thai Oil PCL	352,800	552,429

		3,138,977

Materials 0.2%
PTT Global Chemical PCL	366,600	632,841

Telecommunication Services 0.2%
Advanced Info Service PCL - Reg’d	93,375	698,957

		4,961,617

Turkey 1.9%

Banks 0.9%
Akbank T.A.S.	190,510	694,038
Turkiye Garanti Bankasi A/S	233,591	982,201
Turkiye Halk Bankasi A/S	82,207	527,860
Turkiye Is Bankasi, Class C	239,424	694,035
Turkiye Vakiflar Bankasi T.A.O., Class D	212,134	492,825

		3,390,959

Capital Goods 0.3%
KOC Holding A/S	170,250	882,791

Diversified Financials 0.2%
Haci Omer Sabanci Holding A/S	124,138	522,909

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	37,606	815,063

Telecommunication Services 0.3%
Turk Telekomunikasyon A/S	153,091	458,024
Turkcell Iletisim Hizmetleri A/S *	126,700	729,393

		1,187,417

		6,799,139

Total Common Stock
(Cost $346,699,918)		325,616,091

Preferred Stock 8.4% of net assets

Brazil 6.2%

Banks 2.2%
Banco Bradesco S.A.	237,767	2,988,868
Itau Unibanco Holding S.A.	370,775	4,546,165
Itausa - Investimentos Itau S.A.	183,656	625,591

		8,160,624

Energy 1.2%
Petroleo Brasileiro S.A.	1,416,860	4,319,357

Food & Staples Retailing 0.1%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	11,638	386,452

Materials 1.7%
Bradespar S.A.	68,208	295,125
Gerdau S.A.	352,850	1,197,974
Metalurgica Gerdau S.A.	239,421	878,003
Usinas Siderurgicas de Minas Gerais S.A., Class A *	176,978	220,955
Vale S.A.	596,402	3,678,544

		6,270,601

Telecommunication Services 0.3%
Oi S.A. *	75,667	139,558
Telefonica Brasil S.A.	58,072	1,073,579

		1,213,137

Utilities 0.7%
Centrais Eletricas Brasileiras S.A., Class B	234,620	536,874
Companhia Energetica de Minas Gerais	229,890	1,020,400
Companhia Paranaense de Energia-Copel	34,544	401,667

6

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eletropaulo Metropolitana S.A.	160,993	404,395

		2,363,336

		22,713,507

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	43,027	509,270

Republic of Korea 0.9%

Automobiles & Components 0.2%
Hyundai Motor Co., Ltd.	2,535	265,064
Hyundai Motor Co., Ltd. 2nd	4,760	519,904

		784,968

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	6,657	177,227

Materials 0.0%
LG Chem Ltd.	878	116,551

Technology Hardware & Equipment 0.6%
Samsung Electronics Co., Ltd.	2,107	2,050,838

		3,129,584

Russia 1.2%

Energy 1.2%
AK Transneft OAO *	1,646	3,387,490
Surgutneftegas *	1,400,000	844,670

		4,232,160

Total Preferred Stock
(Cost $48,405,893)		30,584,521

Other Investment Company 0.1% of net assets

United States 0.1%

Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	435,000	435,000

Total Other Investment Company
(Cost $435,000)		435,000

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 1.2% of net assets

Time Deposits 1.1%
Brown Brothers Harriman
Euro
(0.17)%, 02/03/15	1,829	2,067
South African Rand
4.51%, 02/03/15	15,162	1,302
DNB
0.03%, 02/03/15	322,529	322,529
Wells Fargo
0.03%, 02/02/15	3,679,111	3,679,111

		4,005,009

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 03/19/15 (d)(e)	325,000	324,999
0.02%, 03/19/15 (d)(e)	5,000	5,000

		329,999

Total Short-Term Investments
(Cost $4,335,005)		4,335,008

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $415,284,693 and the unrealized appreciation and depreciation were $22,496,515 and ($76,810,588), respectively, with a net unrealized depreciation of ($54,314,073).

At 01/31/15, the values of certain foreign securities held by the fund aggregating $275,163,771 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $402,156.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI Emerging Markets, mini, Long, expires 03/20/15	130	6,184,750	(25,221)

 7

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

8

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$96,092,807	$—	$96,092,807
Brazil
Banks	3,842,119	—	—	3,842,119
Capital Goods	664,357	—	—	664,357
Diversified Financials	463,718	—	—	463,718
Energy	4,360,122	—	—	4,360,122
Food, Beverage & Tobacco	3,396,032	—	—	3,396,032
Materials	3,822,771	—	—	3,822,771
Software & Services	409,801	—	—	409,801
Telecommunication Services	501,915	39,962	—	541,877
Transportation	302,382	—	—	302,382
Utilities	316,252	818,803	—	1,135,055
Chile[1]	3,472,316	—	—	3,472,316
China[1]	—	66,160,023	—	66,160,023
Consumer Durables & Apparel	560,082	588,606	—	1,148,688
Colombia[1]	828,984	—	—	828,984
Czech Republic[1]	—	1,001,694	—	1,001,694
Telecommunication Services	347,911	—	—	347,911

 9

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

India[1]	$—	$12,488,739	$—	$12,488,739
Software & Services	608,420	1,980,197	—	2,588,617
Malaysia[1]	—	7,313,463	—	7,313,463
Food, Beverage & Tobacco	289,507	—	—	289,507
Mexico[1]	11,887,222	—	—	11,887,222
Peru[1]	473,002	—	—	473,002
Republic of Korea[1]	—	58,744,641	—	58,744,641
Banks	409,599	4,006,181	—	4,415,780
Insurance	817,886	649,255	—	1,467,141
Russia[1]	—	3,095,995	—	3,095,995
Banks	180,000	788,688	—	968,688
Energy	9,275,867	16,720,409	—	25,996,276
Food & Staples Retailing	491,487	—	—	491,487
Telecommunication Services	1,523,920	—	—	1,523,920
Transportation	404,968	331,587	—	736,555
Utilities	182,784	—	—	182,784
Thailand[1]	4,961,617	—	—	4,961,617
Preferred Stock[1]	—	3,129,584	—	3,129,584
Brazil[1]	—	1,213,137	—	1,213,137
Banks	8,160,624	—	—	8,160,624
Energy	4,319,357	—	—	4,319,357
Food & Staples Retailing	386,452	—	—	386,452
Materials	6,270,601	—	—	6,270,601
Utilities	2,363,336	—	—	2,363,336
Colombia[1]	509,270	—	—	509,270
Russia[1]	4,232,160	—	—	4,232,160
Other Investment Company[1]	435,000	—	—	435,000
Short-Term Investments[1]	—	4,335,008	—	4,335,008

Total	$81,471,841	$279,498,779	$—	$360,970,620

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($25,221)	$—	$—	($25,221)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
Republic of Korea	$519,813	$—	$29,288	$—	($549,101)	$—	$—	$—

Total	$519,813	$—	$29,288	$—	($549,101)	$—	$—	$—

10

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $3,326,818 and $9,911,433 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46850JAN15

 11

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

92.1%	Common Stock	160,885,083	175,995,706
6.5%	Other Investment Companies	12,372,378	12,518,427
0.0%	Rights	2,814	2,814
0.0%	Warrants	—	—
0.1%	Short-Term Investments	155,994	155,999

98.7%	Total Investments	173,416,269	188,672,946
1.3%	Other Assets and Liabilities, Net		2,415,355

100.0%	Net Assets		191,088,301

	Number	Value
Security	of Shares	($)

Common Stock 92.1% of net assets

Automobiles & Components 0.6%
American Axle & Manufacturing Holdings, Inc. *	803	19,553
Cooper Tire & Rubber Co.	796	27,693
Cooper-Standard Holding, Inc. *	71	3,710
Dana Holding Corp.	2,029	42,345
Dorman Products, Inc. *	200	9,146
Drew Industries, Inc. *	170	8,548
Federal-Mogul Holdings Corp. *	125	1,691
Fuel Systems Solutions, Inc. *	223	2,395
Gentherm, Inc. *	320	11,770
Modine Manufacturing Co. *	723	8,813
Motorcar Parts of America, Inc. *	17,702	462,376
Standard Motor Products, Inc.	198	7,219
Stoneridge, Inc. *	155	1,956
Superior Industries International, Inc.	233	4,252
Tenneco, Inc. *	673	34,606
Tower International, Inc. *	122	2,888
Winnebago Industries, Inc.	20,124	400,266

		1,049,227

Banks 6.6%
1st Source Corp.	167	4,965
American National Bankshares, Inc.	73	1,571
Ameris Bancorp	222	5,357
Ames National Corp.	74	1,778
Anchor BanCorp Wisconsin, Inc. *	277	9,279
Arrow Financial Corp.	69	1,764
Astoria Financial Corp.	1,322	16,168
Banc of California, Inc.	386	3,956
Banco Latinoamericano de Comercio Exterior, S.A., Class E	479	13,350
BancorpSouth, Inc.	1,304	25,884
Bank Mutual Corp.	891	5,676
Bank of Marin Bancorp	43	2,107
Bank of the Ozarks, Inc.	664	21,534
BankFinancial Corp.	420	4,750
Banner Corp.	324	13,083
BBCN Bancorp, Inc.	963	12,471
Berkshire Hills Bancorp, Inc.	188	4,681
BNC Bancorp	198	3,164
BofI Holding, Inc. *	5,173	436,394
Boston Private Financial Holdings, Inc.	1,120	12,320
Bridge Bancorp, Inc.	294	7,256
Bridge Capital Holdings *	106	2,316
Brookline Bancorp, Inc.	662	6,355
Bryn Mawr Bank Corp.	73	2,128
Camden National Corp.	47	1,747
Capital Bank Financial Corp., Class A *	90	2,198
Capital City Bank Group, Inc.	144	2,160
Capitol Federal Financial, Inc.	1,471	18,329
Cardinal Financial Corp.	319	5,681
Cascade Bancorp *	518	2,393
Cathay General Bancorp	913	21,812
Centerstate Banks, Inc.	196	2,158
Century Bancorp, Inc., Class A	48	1,861
Charter Financial Corp.	168	1,882
Chemical Financial Corp.	186	5,275
Citizens & Northern Corp.	277	5,354
City Holding Co.	117	4,953
Clifton Bancorp, Inc.	136	1,803
CNB Financial Corp.	102	1,734
CoBiz Financial, Inc.	304	3,314
Columbia Banking System, Inc.	609	15,487
Community Bank System, Inc.	526	17,689
Community Trust Bancorp, Inc.	185	5,842
ConnectOne Bancorp, Inc.	278	5,115
Customers Bancorp, Inc. *	245	4,814
CVB Financial Corp.	989	14,449
Dime Community Bancshares, Inc.	304	4,487
Eagle Bancorp, Inc. *	294	10,055
Enterprise Bancorp, Inc.	99	2,025
Enterprise Financial Services Corp.	341	6,516
ESB Financial Corp.	136	2,273
Essent Group Ltd. *	369	8,631
EverBank Financial Corp.	771	13,454
F.N.B. Corp.	2,136	25,632
Federal Agricultural Mortgage Corp., Class C	120	3,306
Financial Institutions, Inc.	161	3,547
First Bancorp (North Carolina)	173	2,872
First BanCorp (Puerto Rico) *	1,156	6,346
First Bancorp, Inc.	103	1,708
First Busey Corp.	90,409	556,919
First Citizens BancShares, Inc., Class A	71	17,328

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Commonwealth Financial Corp.	784	6,186
First Community Bancshares, Inc.	299	4,691
First Connecticut Bancorp, Inc.	350	5,162
First Defiance Financial Corp.	73	2,224
First Financial Bancorp	612	10,110
First Financial Bankshares, Inc.	766	18,920
First Financial Corp.	124	4,019
First Merchants Corp.	290	6,334
First Midwest Bancorp, Inc.	84,080	1,294,832
First NBC Bank Holding Co. *	118	3,653
First Niagara Financial Group, Inc.	92,700	752,724
FirstMerit Corp.	2,098	34,376
Flagstar Bancorp, Inc. *	177	2,515
Flushing Financial Corp.	40,772	737,973
Fox Chase Bancorp, Inc.	185	3,004
German American Bancorp, Inc.	77	2,156
Glacier Bancorp, Inc.	608	13,540
Great Southern Bancorp, Inc.	188	6,791
Guaranty Bancorp	155	2,074
Hancock Holding Co.	32,060	837,087
Hanmi Financial Corp.	351	6,971
Heartland Financial USA, Inc.	62	1,712
Heritage Commerce Corp.	248	2,073
Heritage Financial Corp.	496	7,698
Heritage Oaks Bancorp	282	2,166
Hilltop Holdings, Inc. *	738	13,395
Home BancShares, Inc.	35,184	1,042,150
Home Loan Servicing Solutions Ltd.	1,023	12,337
HomeTrust Bancshares, Inc. *	218	3,368
Horizon Bancorp	84	1,880
Hudson Valley Holding Corp.	100	2,467
Iberiabank Corp.	312	17,038
Independent Bank Corp., Massachusetts	171	6,469
Independent Bank Corp., Michigan	256	3,149
Independent Bank Group, Inc.	88	2,746
International Bancshares Corp.	58,057	1,306,863
Investors Bancorp, Inc.	3,660	40,297
Kearny Financial Corp. *	167	2,171
Ladder Capital Corp., Class A *	124	2,326
Lakeland Bancorp, Inc.	280	3,021
Lakeland Financial Corp.	158	5,963
LegacyTexas Financial Group, Inc.	554	10,980
LendingTree, Inc. *	70	2,883
MainSource Financial Group, Inc.	122	2,342
MB Financial, Inc.	36,329	1,032,107
Mercantile Bank Corp.	158	3,002
Merchants Bancshares, Inc.	58	1,553
Meridian Bancorp, Inc. *	465	5,399
Meta Financial Group, Inc.	84	2,811
Metro Bancorp, Inc. *	247	6,289
MGIC Investment Corp. *	3,588	30,570
MidSouth Bancorp, Inc.	214	2,983
MidWestOne Financial Group, Inc.	70	1,961
National Bank Holdings Corp., Class A	284	5,240
National Bankshares, Inc.	94	2,747
National Penn Bancshares, Inc.	1,336	12,959
NBT Bancorp, Inc.	552	12,702
NewBridge Bancorp *	271	2,125
NMI Holdings, Inc., Class A *	429	3,303
Northfield Bancorp, Inc.	345	4,968
Northrim BanCorp, Inc.	74	1,534
Northwest Bancshares, Inc.	97,098	1,145,756
OceanFirst Financial Corp.	300	4,860
OFG Bancorp	316	5,088
Old National Bancorp	1,439	19,297
Oritani Financial Corp.	482	6,801
Pacific Continental Corp.	150	1,896
Palmetto Bancshares, Inc.	123	2,010
Park National Corp.	92	7,398
Park Sterling Corp.	898	6,017
Peapack-Gladstone Financial Corp.	128	2,282
Penns Woods Bancorp, Inc.	41	1,821
PennyMac Financial Services, Inc., Class A *	80	1,442
Peoples Bancorp, Inc.	147	3,359
Peoples Financial Services Corp.	59	2,663
Pinnacle Financial Partners, Inc.	421	15,131
Preferred Bank	104	2,715
PrivateBancorp, Inc.	883	26,790
Prosperity Bancshares, Inc.	819	37,502
Provident Financial Services, Inc.	615	10,676
Radian Group, Inc.	2,272	35,807
Renasant Corp.	277	7,246
Republic Bancorp, Inc., Class A	75	1,709
Republic First Bancorp, Inc. *	386	1,324
S&T Bancorp, Inc.	199	5,470
Sandy Spring Bancorp, Inc.	230	5,688
Sierra Bancorp	117	1,853
Simmons First National Corp., Class A	206	7,709
South State Corp.	184	10,987
Southside Bancshares, Inc.	318	8,681
Southwest Bancorp, Inc.	261	3,983
State Bank Financial Corp.	630	11,504
Sterling Bancorp	634	8,356
Stock Yards Bancorp, Inc.	68	2,094
Suffolk Bancorp	99	2,277
Sun Bancorp, Inc. *	108	1,976
Susquehanna Bancshares, Inc.	2,342	29,533
Territorial Bancorp, Inc.	73	1,587
Texas Capital Bancshares, Inc. *	529	21,610
The Bancorp, Inc. *	650	5,538
The Bank of Kentucky Financial Corp.	63	2,800
The First of Long Island Corp.	76	1,772
Tompkins Financial Corp.	76	3,897
Towne Bank	375	5,441
Trico Bancshares	237	5,534
TriState Capital Holdings, Inc. *	128	1,211
TrustCo Bank Corp.	1,765	11,349
Trustmark Corp.	773	16,511
UMB Financial Corp.	369	17,904
Umpqua Holdings Corp.	2,104	32,633
Union Bankshares Corp.	492	9,840
United Bankshares, Inc.	674	22,788
United Community Banks, Inc.	452	7,915
United Community Financial Corp.	598	3,229
United Financial Bancorp, Inc.	505	6,282
Univest Corp. of Pennsylvania	90	1,667
Valley National Bancorp	1,742	15,817
Walker & Dunlop, Inc. *	136	2,414
Washington Federal, Inc.	1,209	24,011
Washington Trust Bancorp, Inc.	60	2,197
Waterstone Financial, Inc.	425	5,389

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Webster Financial Corp.	59,938	1,829,907
WesBanco, Inc.	200	6,036
West Bancorp, Inc.	141	2,307
Westamerica Bancorp	6,367	259,010
Western Alliance Bancorp *	957	24,604
Wilshire Bancorp, Inc.	1,173	10,674
Wintrust Financial Corp.	409	17,779
WSFS Financial Corp.	108	7,977
Yadkin Financial Corp. *	276	5,261

		12,655,137

Capital Goods 7.9%
AAON, Inc.	477	10,403
AAR Corp.	367	10,518
Accuride Corp. *	750	3,300
Aceto Corp.	475	9,215
Actuant Corp., Class A	15,007	346,812
Aegion Corp. *	602	9,223
Aerovironment, Inc. *	310	7,933
Aircastle Ltd.	931	18,676
Alamo Group, Inc.	42	1,892
Albany International Corp., Class A	47,339	1,615,680
Altra Industrial Motion Corp.	222	5,672
Ameresco, Inc., Class A *	500	2,915
American Railcar Industries, Inc.	62	3,112
American Science & Engineering, Inc.	132	6,125
American Woodmark Corp. *	70	2,879
Apogee Enterprises, Inc.	320	13,843
Applied Industrial Technologies, Inc.	463	18,719
Argan, Inc.	281	8,545
Astec Industries, Inc.	123	4,374
Astronics Corp. *	283	15,760
AZZ, Inc.	190	8,016
Barnes Group, Inc.	27,490	944,281
Beacon Roofing Supply, Inc. *	500	11,845
Blount International, Inc. *	317	4,914
Briggs & Stratton Corp.	492	9,058
Builders FirstSource, Inc. *	427	2,528
CAI International, Inc. *	97	2,034
Capstone Turbine Corp. *	4,521	2,803
Chart Industries, Inc. *	355	10,117
CIRCOR International, Inc.	136	6,717
CLARCOR, Inc.	459	28,701
Columbus McKinnon Corp.	79	1,979
Comfort Systems USA, Inc.	363	6,044
Commercial Vehicle Group, Inc. *	186	1,029
Continental Building Products, Inc. *	30,400	508,896
Cubic Corp.	35,030	1,831,719
Curtiss-Wright Corp.	560	37,257
DigitalGlobe, Inc. *	893	24,013
Douglas Dynamics, Inc.	430	8,682
DXP Enterprises, Inc. *	129	5,292
Dycom Industries, Inc. *	360	11,092
Dynamic Materials Corp.	194	2,747
EMCOR Group, Inc.	760	30,674
Encore Wire Corp.	156	4,778
EnerSys	560	32,693
Engility Holdings, Inc. *	249	9,935
Enphase Energy, Inc. *	247	3,060
EnPro Industries, Inc. *	253	15,010
ESCO Technologies, Inc.	33,004	1,188,804
Esterline Technologies Corp. *	346	38,783
Federal Signal Corp.	998	15,239
Franklin Electric Co., Inc.	516	17,652
FreightCar America, Inc.	71	1,657
FuelCell Energy, Inc. *	3,306	3,967
Furmanite Corp. *	517	3,790
GATX Corp.	29,400	1,680,210
GenCorp, Inc. *	786	13,205
Generac Holdings, Inc. *	790	34,555
General Cable Corp.	548	6,269
Gibraltar Industries, Inc. *	269	4,073
Global Power Equipment Group, Inc.	165	2,034
GrafTech International Ltd. *	881	3,198
Graham Corp.	175	3,621
Granite Construction, Inc.	406	13,836
Great Lakes Dredge & Dock Corp. *	907	7,047
Griffon Corp.	404	5,935
H&E Equipment Services, Inc.	411	7,209
Harsco Corp.	634	9,358
HEICO Corp.	735	44,600
Hexcel Corp.	24,200	1,070,366
Hillenbrand, Inc.	654	20,542
Houston Wire & Cable Co.	288	3,188
Hurco Cos., Inc.	62	2,175
Hyster-Yale Materials Handling, Inc.	88	5,513
John Bean Technologies Corp.	331	9,993
Kadant, Inc.	176	6,994
Kaman Corp.	176	6,692
Kratos Defense & Security Solutions, Inc. *	818	3,975
L.B. Foster Co., Class A	39	1,849
Layne Christensen Co. *	350	2,832
Lennox International, Inc.	8,060	792,379
Lindsay Corp.	135	11,667
LSI Industries, Inc.	220	1,615
Luxfer Holdings plc ADR	40,100	539,746
Lydall, Inc. *	323	8,899
Masonite International Corp. *	232	14,551
MasTec, Inc. *	637	11,797
Meritor, Inc. *	825	10,560
Miller Industries, Inc.	263	5,313
Moog, Inc., Class A *	513	36,064
Mueller Industries, Inc.	73,892	2,319,470
Mueller Water Products, Inc., Class A	1,519	15,539
MYR Group, Inc. *	305	7,634
National Presto Industries, Inc.	23	1,449
NCI Building Systems, Inc. *	471	7,268
NN, Inc.	119	2,743
Nortek, Inc. *	45	3,435
Northwest Pipe Co. *	60	1,436
Omega Flex, Inc.	119	3,733
Orbital Sciences Corp. *	602	16,910
Patrick Industries, Inc. *	67	2,881
PGT, Inc. *	411	3,530
Plug Power, Inc. *	1,567	4,184
Ply Gem Holdings, Inc. *	176	2,218
Polypore International, Inc. *	393	17,575
Powell Industries, Inc.	43	1,677
Power Solutions International, Inc. *	26	1,150
Preformed Line Products Co.	25	1,195
Primoris Services Corp.	515	9,672
Proto Labs, Inc. *	174	11,204

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Quanex Building Products Corp.	687	12,936
Raven Industries, Inc.	296	6,346
RBC Bearings, Inc.	163	9,461
Rexnord Corp. *	769	19,033
Rush Enterprises, Inc., Class A *	275	7,700
Simpson Manufacturing Co., Inc.	565	18,442
Sparton Corp. *	100	2,348
Standex International Corp.	110	7,710
Sterling Construction Co., Inc. *	183	635
Stock Building Supply Holdings, Inc. *	91	1,418
Sun Hydraulics Corp.	156	5,653
TAL International Group, Inc. *	294	11,951
TASER International, Inc. *	678	18,313
Teledyne Technologies, Inc. *	379	36,020
Tennant Co.	211	13,759
Textainer Group Holdings Ltd.	148	4,856
The ExOne Co. *	84	1,205
The Gorman-Rupp Co.	178	5,075
The Greenbrier Cos., Inc.	274	14,229
The KEYW Holding Corp. *	316	2,809
Thermon Group Holdings, Inc. *	245	5,010
Titan International, Inc.	760	6,794
Titan Machinery, Inc. *	100	1,413
Trex Co., Inc. *	348	14,800
TriMas Corp. *	569	15,357
Tutor Perini Corp. *	459	9,965
Twin Disc, Inc.	175	2,818
Universal Forest Products, Inc.	133	6,658
Vicor Corp. *	299	3,220
Wabash National Corp. *	970	12,096
Watsco, Inc.	8,874	966,024
Watts Water Technologies, Inc., Class A	325	19,055
Woodward, Inc.	729	32,521
Xerium Technologies, Inc. *	350	5,386

		15,089,181

Commercial & Professional Supplies 8.2%
ABM Industries, Inc.	513	14,810
Acacia Research Corp.	159,283	1,994,223
ACCO Brands Corp. *	148,982	1,179,937
ARC Document Solutions, Inc. *	292	2,678
Barrett Business Services, Inc.	134	4,107
Brady Corp., Class A	485	12,692
Casella Waste Systems, Inc., Class A *	875	3,334
CBIZ, Inc. *	487	4,032
CDI Corp.	118	2,005
Ceco Environmental Corp.	237	3,252
Civeo Corp.	754	2,209
CRA International, Inc. *	91	2,687
Deluxe Corp.	586	38,049
Ennis, Inc.	287	3,829
Exponent, Inc.	89	7,132
FTI Consulting, Inc. *	25,119	1,021,590
G&K Services, Inc., Class A	32,913	2,307,201
GP Strategies Corp. *	298	9,947
Healthcare Services Group, Inc.	719	22,656
Heidrick & Struggles International, Inc.	102	2,260
Heritage-Crystal Clean, Inc. *	114	1,454
Herman Miller, Inc.	593	17,227
HNI Corp.	475	23,394
Huron Consulting Group, Inc. *	307	23,093
ICF International, Inc. *	332	12,404
InnerWorkings, Inc. *	698	3,581
Insperity, Inc.	333	13,966
Interface, Inc.	681	10,699
Kelly Services, Inc., Class A	381	6,439
Kforce, Inc.	489	11,443
Kimball International, Inc., Class B	165	1,431
Knoll, Inc.	699	14,323
Korn/Ferry International *	566	16,131
Matthews International Corp., Class A	28,928	1,340,234
McGrath RentCorp	152	4,618
Mistras Group, Inc. *	37,796	759,700
MiX Telematics Ltd. ADR *	87,120	511,394
Mobile Mini, Inc.	380	13,794
MSA Safety, Inc.	375	16,372
Multi-Color Corp.	58	3,377
Navigant Consulting, Inc. *	787	11,356
NL Industries, Inc. *	152	1,066
On Assignment, Inc. *	32,076	1,126,830
Pendrell Corp. *	1,575	2,047
Quad Graphics, Inc.	332	6,653
Resources Connection, Inc.	434	7,248
RPX Corp. *	278	3,433
SP Plus Corp. *	59,080	1,318,666
Steelcase, Inc., Class A	44,043	743,446
Team, Inc. *	331	12,624
Tetra Tech, Inc.	816	18,792
The Advisory Board Co. *	22,022	1,032,391
The Brink’s Co.	692	15,508
The Corporate Executive Board Co.	416	28,504
TrueBlue, Inc. *	239	5,272
UniFirst Corp.	132	15,329
United Stationers, Inc.	45,322	1,826,930
US Ecology, Inc.	159	6,592
Viad Corp.	380	10,252
VSE Corp.	41	2,967
WageWorks, Inc. *	309	17,007
West Corp.	213	6,965

		15,663,582

Consumer Durables & Apparel 5.1%
Arctic Cat, Inc.	229	7,699
Beazer Homes USA, Inc. *	196	3,097
Black Diamond, Inc. *	183	1,164
Brunswick Corp.	1,063	57,700
Callaway Golf Co.	1,416	11,555
Cavco Industries, Inc. *	63	4,631
Columbia Sportswear Co.	16,108	684,590
Crocs, Inc. *	945	10,017
CSS Industries, Inc.	196	5,331
Culp, Inc.	98	1,969
Ethan Allen Interiors, Inc.	459	12,494
Flexsteel Industries, Inc.	70	2,086
G-III Apparel Group Ltd. *	152	14,774
Helen of Troy Ltd. *	33,263	2,502,043
Hovnanian Enterprises, Inc., Class A *	808	2,779
Iconix Brand Group, Inc. *	366	12,166
iRobot Corp. *	262	8,266

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
JAKKS Pacific, Inc. *	490	2,950
Johnson Outdoors, Inc., Class A	67	2,010
KB Home	1,186	14,778
La-Z-Boy, Inc.	492	13,131
LeapFrog Enterprises, Inc. *	1,107	2,635
Libbey, Inc.	31,383	1,026,538
Lifetime Brands, Inc.	127	2,004
M.D.C. Holdings, Inc.	499	12,475
M/I Homes, Inc. *	49,558	1,022,877
Marine Products Corp.	229	1,656
Meritage Homes Corp. *	482	17,550
Movado Group, Inc.	234	5,623
NACCO Industries, Inc., Class A	44	2,422
Nautilus, Inc. *	206	2,933
Oxford Industries, Inc.	210	11,747
Perry Ellis International, Inc. *	300	7,173
Quiksilver, Inc. *	989	1,849
Sequential Brands Group, Inc. *	175	1,811
Skechers U.S.A., Inc., Class A *	433	26,132
Skullcandy, Inc. *	650	6,513
Smith & Wesson Holding Corp. *	826	10,160
Standard Pacific Corp. *	1,287	9,035
Steven Madden Ltd. *	709	24,347
Sturm, Ruger & Co., Inc.	143	5,777
The Ryland Group, Inc.	543	21,801
TRI Pointe Homes, Inc. *	130,909	1,875,926
Tumi Holdings, Inc. *	459	10,406
UCP, Inc., Class A *	26,520	238,680
Unifi, Inc. *	65	2,095
Universal Electronics, Inc. *	111	7,075
Vera Bradley, Inc. *	351	6,694
Vince Holding Corp. *	26,190	614,155
William Lyon Homes, Class A *	74,565	1,422,700
Wolverine World Wide, Inc.	1,060	29,839

		9,805,858

Consumer Services 1.6%
American Public Education, Inc. *	186	6,244
Ascent Capital Group, Inc., Class A *	118	4,992
Belmond Ltd., Class A *	1,121	12,320
Biglari Holdings, Inc. *	15	6,209
BJ’s Restaurants, Inc. *	371	16,432
Bloomin’ Brands, Inc. *	860	21,255
Bob Evans Farms, Inc.	356	20,068
Boyd Gaming Corp. *	838	10,944
Bravo Brio Restaurant Group, Inc. *	350	4,602
Bridgepoint Education, Inc. *	135	1,332
Bright Horizons Family Solutions, Inc. *	205	9,953
Buffalo Wild Wings, Inc. *	215	38,339
Caesars Acquisition Co., Class A *	318	2,490
Caesars Entertainment Corp. *	511	5,565
Capella Education Co.	123	8,363
Career Education Corp. *	498	2,779
Chegg, Inc. *	701	4,648
Churchill Downs, Inc.	120	11,399
Chuy’s Holdings, Inc. *	95	2,030
ClubCorp Holdings, Inc.	137	2,330
Cracker Barrel Old Country Store, Inc.	211	28,382
Del Frisco’s Restaurant Group, Inc. *	78	1,547
Denny’s Corp. *	1,027	11,174
Diamond Resorts International, Inc. *	253	7,180
DineEquity, Inc.	126	13,450
Fiesta Restaurant Group, Inc. *	203	11,991
Grand Canyon Education, Inc. *	573	25,109
Houghton Mifflin Harcourt Co. *	952	18,735
Ignite Restaurant Group, Inc. *	89	609
International Speedway Corp., Class A	319	9,280
Interval Leisure Group, Inc.	313	7,224
Isle of Capri Casinos, Inc. *	233	2,386
ITT Educational Services, Inc. *	274	1,992
Jack in the Box, Inc.	473	40,106
Jamba, Inc. *	114	1,873
K12, Inc. *	436	6,200
Krispy Kreme Doughnuts, Inc. *	53,836	1,048,187
La Quinta Holdings, Inc. *	310	6,302
Liberty Tax, Inc. *	105	3,780
Life Time Fitness, Inc. *	467	25,531
LifeLock, Inc. *	60,542	899,049
Marriott Vacations Worldwide Corp.	253	19,354
Morgans Hotel Group Co. *	666	4,775
Nathan’s Famous, Inc. *	33	2,654
Papa John’s International, Inc.	432	27,415
Penn National Gaming, Inc. *	798	11,946
Pinnacle Entertainment, Inc. *	764	16,159
Popeyes Louisiana Kitchen, Inc. *	295	16,939
Red Robin Gourmet Burgers, Inc. *	5,076	393,390
Regis Corp. *	569	8,962
Ruby Tuesday, Inc. *	766	4,611
Ruth’s Hospitality Group, Inc.	600	8,712
Scientific Games Corp., Class A *	564	6,661
Sonic Corp.	749	22,672
Sotheby’s	755	32,125
Speedway Motorsports, Inc.	96	2,140
Steiner Leisure Ltd. *	92	4,013
Strayer Education, Inc. *	108	7,236
Texas Roadhouse, Inc.	909	30,533
The Cheesecake Factory, Inc.	617	32,399
The Marcus Corp.	350	6,601
Universal Technical Institute, Inc.	400	3,268
Vail Resorts, Inc.	346	30,365
Weight Watchers International, Inc. *	200	3,312

		3,058,623

Diversified Financials 2.3%
Arlington Asset Investment Corp., Class A	280	7,428
Ashford, Inc. *	10	1,450
BGC Partners, Inc., Class A	1,391	10,892
Calamos Asset Management, Inc., Class A	525	6,589
Cash America International, Inc.	385	8,008
Cohen & Steers, Inc.	135	5,681
Cowen Group, Inc., Class A *	568	2,363
Credit Acceptance Corp. *	80	12,611
Diamond Hill Investment Group, Inc.	21	2,731
Encore Capital Group, Inc. *	184	6,848
Enova International, Inc. *	352	6,776
Evercore Partners, Inc., Class A	406	19,435
Ezcorp, Inc., Class A *	574	5,918
FBR & Co. *	184	4,125

 5

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Financial Engines, Inc.	590	21,181
First Cash Financial Services, Inc. *	374	18,595
FXCM, Inc., Class A	648	1,426
Gain Capital Holdings, Inc.	188,200	1,533,830
GAMCO Investors, Inc., Class A	30	2,450
GFI Group, Inc.	943	5,290
Green Dot Corp., Class A *	498	7,594
Greenhill & Co., Inc.	269	9,921
HFF, Inc., Class A	301	10,225
INTL FCStone, Inc. *	177	3,413
Investment Technology Group, Inc. *	253	5,250
Janus Capital Group, Inc.	1,524	26,731
KCG Holdings, Inc., Class A *	700	8,561
Ladenburg Thalmann Financial Services, Inc. *	1,958	7,460
Manning & Napier, Inc.	300	3,213
MarketAxess Holdings, Inc.	468	35,554
Marlin Business Services Corp.	80	1,284
Moelis & Co., Class A	51	1,581
Nelnet, Inc., Class A	172	7,523
NewStar Financial, Inc. *	255	2,695
Nicholas Financial, Inc. *	110	1,565
PHH Corp. *	622	15,513
PICO Holdings, Inc. *	106,219	1,698,442
Piper Jaffray Cos. *	273	13,937
PRA Group, Inc. *	585	28,969
Pzena Investment Management, Inc., Class A	326	2,650
Regional Management Corp. *	66	959
Resource America, Inc., Class A	210	1,846
Safeguard Scientifics, Inc. *	390	7,149
Solar Capital Ltd.	40,730	752,690
Springleaf Holdings, Inc. *	210	6,636
Stifel Financial Corp. *	778	36,683
Virtus Investment Partners, Inc.	53	7,188
Walter Investment Management Corp. *	369	5,561
WisdomTree Investments, Inc.	1,219	21,235
World Acceptance Corp. *	106	7,786

		4,423,441

Energy 4.7%
Abraxas Petroleum Corp. *	646	1,912
Adams Resources & Energy, Inc.	80	4,643
Alon USA Energy, Inc.	425	5,134
Alpha Natural Resources, Inc. *	2,093	2,177
American Eagle Energy Corp. *	298	156
Amyris, Inc. *	611	1,051
Approach Resources, Inc. *	293	1,837
Arch Coal, Inc.	2,625	2,434
Basic Energy Services, Inc. *	450	2,646
Bellatrix Exploration Ltd. *	708,530	1,438,316
Bill Barrett Corp. *	503	5,131
Bonanza Creek Energy, Inc. *	279	7,276
BPZ Resources, Inc. *	1,313	295
Bristow Group, Inc.	422	23,510
C&J Energy Services, Inc. *	525	5,407
Callon Petroleum Co. *	610	3,324
CARBO Ceramics, Inc.	192	6,294
Carrizo Oil & Gas, Inc. *	492	22,189
CHC Group Ltd. *	312	593
Clayton Williams Energy, Inc. *	52	2,907
Clean Energy Fuels Corp. *	957	3,991
Cloud Peak Energy, Inc. *	818	5,554
Comstock Resources, Inc.	612	2,472
Contango Oil & Gas Co. *	98	2,947
Delek US Holdings, Inc.	511	15,764
DHT Holdings, Inc.	1,623	11,929
Diamondback Energy, Inc. *	416	28,700
Dorian LPG Ltd. *	53,110	598,550
Emerald Oil, Inc. *	501	412
Energy XXI Ltd.	1,132	3,328
Era Group, Inc. *	34,773	783,088
Evolution Petroleum Corp.	368	2,705
EXCO Resources, Inc.	1,244	2,475
Exterran Holdings, Inc.	688	18,652
Forum Energy Technologies, Inc. *	686	10,599
Frontline Ltd. *	849	1,961
FX Energy, Inc. *	1,211	1,671
GasLog Ltd.	53,726	939,668
Gastar Exploration, Inc. *	637	1,491
Geospace Technologies Corp. *	127	3,045
Golar LNG Ltd.	36,100	1,023,796
Goodrich Petroleum Corp. *	399	1,005
Green Plains, Inc.	321	7,515
Gulf Island Fabrication, Inc.	137	2,270
Gulfmark Offshore, Inc., Class A	323	6,373
Halcon Resources Corp. *	2,678	3,749
Hallador Energy Co.	205	2,325
Harvest Natural Resources, Inc. *	360	226
Helix Energy Solutions Group, Inc. *	1,289	24,194
Hercules Offshore, Inc. *	1,421	1,023
Hornbeck Offshore Services, Inc. *	437	9,701
ION Geophysical Corp. *	1,487	3,346
Isramco, Inc. *	35	4,662
Key Energy Services, Inc. *	1,526	2,564
Magnum Hunter Resources Corp. *	2,000	3,880
Matador Resources Co. *	666	14,359
Matrix Service Co. *	288	5,530
McDermott International, Inc. *	2,022	4,549
Midstates Petroleum Co., Inc. *	288	371
Miller Energy Resources, Inc. *	401	469
Mitcham Industries, Inc. *	316	1,773
Natural Gas Services Group, Inc. *	230	4,644
Navios Maritime Acquisition Corp.	707	2,354
Newpark Resources, Inc. *	1,132	9,780
Nordic American Tankers Ltd.	851	8,612
North Atlantic Drilling Ltd.	402	575
Northern Oil & Gas, Inc. *	674	4,233
Nuverra Environmental Solutions, Inc. *	117	261
Pacific Ethanol, Inc. *	171	1,469
Panhandle Oil & Gas, Inc., Class A	112	2,345
Parker Drilling Co. *	1,022	2,770
Parsley Energy, Inc., Class A *	371	6,222
PDC Energy, Inc. *	405	18,606
Penn Virginia Corp. *	604	2,947
PetroQuest Energy, Inc. *	764	2,238
PHI, Inc. - Non Voting Shares *	154	5,268
Pioneer Energy Services Corp. *	762	3,155
Renewable Energy Group, Inc. *	128	1,119
Resolute Energy Corp. *	676	493
REX American Resources Corp. *	47	2,609

6

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rex Energy Corp. *	550	1,947
RigNet, Inc. *	67	2,293
Ring Energy, Inc. *	107	976
Rosetta Resources, Inc. *	594	10,140
RSP Permian, Inc. *	44,275	1,186,570
Sanchez Energy Corp. *	415	4,623
Scorpio Tankers, Inc.	178,180	1,402,277
SEACOR Holdings, Inc. *	15,748	1,133,069
SemGroup Corp., Class A	502	33,800
Ship Finance International Ltd.	846	11,751
Solazyme, Inc. *	781	1,726
Stone Energy Corp. *	560	7,885
Swift Energy Co. *	615	1,310
Synergy Resources Corp. *	526	6,433
Teekay Tankers Ltd., Class A	1,281	6,584
Tesco Corp.	532	5,448
TETRA Technologies, Inc. *	1,052	5,197
TransAtlantic Petroleum Ltd. *	161	686
Triangle Petroleum Corp. *	903	4,741
US Silica Holdings, Inc.	585	14,742
VAALCO Energy, Inc. *	727	4,028
Vantage Drilling Co. *	927	361
W&T Offshore, Inc.	463	2,343
Warren Resources, Inc. *	1,494	1,569
Western Refining, Inc.	599	22,241
Westmoreland Coal Co. *	151	3,938
Willbros Group, Inc. *	458	2,556

		9,058,848

Food & Staples Retailing 0.7%
Casey’s General Stores, Inc.	12,730	1,162,249
Ingles Markets, Inc., Class A	68	2,900
Liberator Medical Holdings, Inc.	440	1,408
Natural Grocers by Vitamin Cottage, Inc. *	79	2,433
PriceSmart, Inc.	184	15,048
Roundy’s, Inc. *	331	1,192
SpartanNash, Co.	442	11,386
SUPERVALU, Inc. *	1,788	17,415
The Andersons, Inc.	307	13,809
The Chefs’ Warehouse, Inc. *	99	2,118
The Fresh Market, Inc. *	338	12,881
The Pantry, Inc. *	399	14,723
United Natural Foods, Inc. *	577	44,591
Village Super Market, Inc., Class A	150	4,345
Weis Markets, Inc.	99	4,537

		1,311,035

Food, Beverage & Tobacco 1.2%
22nd Century Group, Inc. *	497	582
Alico, Inc.	40	1,902
B&G Foods, Inc.	660	19,694
Boulder Brands, Inc. *	689	6,911
Cal-Maine Foods, Inc.	304	10,655
Calavo Growers, Inc.	64	2,567
Coca-Cola Bottling Co. Consolidated	28	2,731
Craft Brew Alliance, Inc. *	211	2,511
Darling Ingredients, Inc. *	1,786	30,326
Dean Foods Co.	1,365	24,734
Diamond Foods, Inc. *	149	3,662
Farmer Bros. Co. *	120	3,589
Fresh Del Monte Produce, Inc.	372	12,510
Inventure Foods, Inc. *	208	2,115
J&J Snack Foods Corp.	97	9,518
John B. Sanfilippo & Son, Inc.	86	3,136
Lancaster Colony Corp.	202	18,166
Landec Corp. *	485	6,193
Lifeway Foods, Inc. *	98	1,793
Limoneira Co.	88	1,830
National Beverage Corp. *	228	4,957
Omega Protein Corp. *	133	1,402
Post Holdings, Inc. *	26,367	1,245,841
Sanderson Farms, Inc.	247	19,750
Seaboard Corp. *	2	7,650
Seneca Foods Corp., Class A *	55	1,423
Snyder’s-Lance, Inc.	528	15,360
The Boston Beer Co., Inc., Class A *	102	32,081
The Hain Celestial Group, Inc. *	11,740	619,520
Tootsie Roll Industries, Inc.	55	1,715
TreeHouse Foods, Inc. *	435	39,455
Universal Corp.	260	10,442
Vector Group Ltd.	775	17,345

		2,182,066

Health Care Equipment & Services 10.0%
Abaxis, Inc.	283	17,399
ABIOMED, Inc. *	21,851	1,130,571
Acadia Healthcare Co., Inc. *	22,759	1,314,332
Accuray, Inc. *	991	7,304
Air Methods Corp. *	408	16,952
Alliance HealthCare Services, Inc. *	105	2,367
Allscripts Healthcare Solutions, Inc. *	72,600	864,666
Almost Family, Inc. *	220	6,679
Amedisys, Inc. *	483	13,611
AMN Healthcare Services, Inc. *	256	4,818
Amsurg Corp. *	18,788	1,036,722
Analogic Corp.	182	14,838
AngioDynamics, Inc. *	540	10,392
Anika Therapeutics, Inc. *	101	3,957
Antares Pharma, Inc. *	750	1,755
AtriCure, Inc. *	446	8,849
Atrion Corp.	18	6,030
Bio-Reference Laboratories, Inc. *	408	13,680
BioScrip, Inc. *	891	5,123
Cantel Medical Corp.	294	11,928
Capital Senior Living Corp. *	175	4,177
Cardiovascular Systems, Inc. *	244	8,318
Castlight Health, Inc., Class B *	117	1,039
Centene Corp. *	8,490	926,768
Cerus Corp. *	389	2,077
Chemed Corp.	213	21,543
Computer Programs & Systems, Inc.	180	8,867
CONMED Corp.	284	13,530
CorVel Corp. *	12,458	410,367
Cross Country Healthcare, Inc. *	331	3,386
CryoLife, Inc.	266	2,995
Cyberonics, Inc. *	319	17,727
Cynosure, Inc., Class A *	56	1,692
Derma Sciences, Inc. *	127	1,092
DexCom, Inc. *	16,803	1,004,483
Endologix, Inc. *	35,326	492,091

 7

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Exactech, Inc. *	178	3,701
ExamWorks Group, Inc. *	430	15,893
Five Star Quality Care, Inc. *	326	1,135
GenMark Diagnostics, Inc. *	323	4,160
Gentiva Health Services, Inc. *	432	8,389
Globus Medical, Inc., Class A *	39,851	939,687
Greatbatch, Inc. *	288	13,985
Haemonetics Corp. *	27,643	1,094,663
Hanger, Inc. *	430	9,279
HealthSouth Corp.	23,781	1,048,742
HealthStream, Inc. *	236	6,669
Healthways, Inc. *	203	4,186
HeartWare International, Inc. *	144	12,028
HMS Holdings Corp. *	22,813	451,355
ICU Medical, Inc. *	18,842	1,574,814
Insulet Corp. *	19,383	569,666
Integra LifeSciences Holdings Corp. *	303	16,883
Invacare Corp.	171	2,505
IPC Healthcare, Inc. *	160	6,458
Kindred Healthcare, Inc.	501	9,248
Landauer, Inc.	74	2,070
LDR Holding Corp. *	85	2,845
LHC Group, Inc. *	240	7,133
Magellan Health, Inc. *	249	14,970
Masimo Corp. *	717	18,298
MedAssets, Inc. *	37,583	695,661
Medidata Solutions, Inc. *	630	27,084
Merge Healthcare, Inc. *	1,173	4,340
Meridian Bioscience, Inc.	185	3,201
Merit Medical Systems, Inc. *	791	12,126
Molina Healthcare, Inc. *	262	13,338
MWI Veterinary Supply, Inc. *	155	29,399
National Healthcare Corp.	93	5,856
National Research Corp., Class A	104	1,440
Natus Medical, Inc. *	500	18,800
Neogen Corp. *	304	14,014
NuVasive, Inc. *	555	25,708
NxStage Medical, Inc. *	71,498	1,279,099
Omnicell, Inc. *	424	13,496
OraSure Technologies, Inc. *	921	8,464
Orthofix International N.V. *	107	3,264
Owens & Minor, Inc.	849	29,061
PharMerica Corp. *	425	9,779
Quality Systems, Inc.	584	9,513
Quidel Corp. *	77	1,813
RadNet, Inc. *	255	2,012
Rockwell Medical, Inc. *	418	4,510
Select Medical Holdings Corp.	656	8,869
Skilled Healthcare Group, Inc. *	239	1,984
STAAR Surgical Co. *	395	2,370
STERIS Corp.	23,194	1,512,713
SurModics, Inc. *	218	4,997
Symmetry Surgical, Inc. *	58	418
Team Health Holdings, Inc. *	841	43,480
The Ensign Group, Inc.	165	6,848
The Providence Service Corp. *	220	8,580
The Spectranetics Corp. *	29,625	969,034
Thoratec Corp. *	11,159	400,497
Tornier N.V. *	241	5,825
TransEnterix, Inc. *	315	936
Triple-S Management Corp., Class B *	424	10,210
TriVascular Technologies, Inc. *	150	1,467
Unilife Corp. *	156,405	620,928
Universal American Corp. *	375	3,386
Utah Medical Products, Inc.	34	1,927
Vascular Solutions, Inc. *	325	8,860
Vocera Communications, Inc. *	111	995
Volcano Corp. *	804	14,448
WellCare Health Plans, Inc. *	451	32,855
West Pharmaceutical Services, Inc.	610	30,079
Wright Medical Group, Inc. *	649	15,842
Zeltiq Aesthetics, Inc. *	177	5,701

		19,176,114

Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	4,004
Elizabeth Arden, Inc. *	249	3,680
Harbinger Group, Inc. *	791	9,880
Inter Parfums, Inc.	107	2,691
Medifast, Inc. *	250	7,922
Nature’s Sunshine Products, Inc.	105	1,452
Nutraceutical International Corp. *	84	1,641
Oil-Dri Corp. of America	61	1,868
Orchids Paper Products Co.	165	4,500
Revlon, Inc., Class A *	69	2,259
Synutra International, Inc. *	329	1,767
USANA Health Sciences, Inc. *	63	6,177
WD-40 Co.	99	8,124

		55,965

Insurance 1.8%
Ambac Financial Group, Inc. *	456	11,149
American Equity Investment Life Holding Co.	960	24,490
AMERISAFE, Inc.	15,981	650,427
AmTrust Financial Services, Inc.	366	18,527
Argo Group International Holdings Ltd.	169	9,040
Baldwin & Lyons, Inc., Class B	70	1,617
Citizens, Inc. *	419	3,025
CNO Financial Group, Inc.	2,506	38,893
Crawford & Co., Class B	204	1,907
Donegal Group, Inc., Class A	120	1,919
eHealth, Inc. *	289	2,959
EMC Insurance Group, Inc.	64	2,065
Employers Holdings, Inc.	433	9,006
Enstar Group Ltd. *	83	11,203
FBL Financial Group, Inc., Class A	152	7,933
Federated National Holding Co.	70	2,038
First American Financial Corp.	1,164	39,599
Global Indemnity plc *	72	1,889
Greenlight Capital Re Ltd., Class A *	251	7,884
Hallmark Financial Services, Inc. *	183	2,020
HCI Group, Inc.	209	9,658
Horace Mann Educators Corp.	497	15,144
Independence Holding Co.	146	1,856
Infinity Property & Casualty Corp.	74	5,200
Kansas City Life Insurance Co.	45	2,046
Kemper Corp.	333	11,625
Maiden Holdings Ltd.	628	7,850
Meadowbrook Insurance Group, Inc.	979	8,126
Montpelier Re Holdings Ltd.	573	20,129

8

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
National General Holdings Corp.	189	3,396
National Interstate Corp.	57	1,469
National Western Life Insurance Co., Class A	9	2,146
OneBeacon Insurance Group Ltd., Class A	425	6,719
Platinum Underwriters Holdings Ltd.	14,446	1,066,548
Primerica, Inc.	28,135	1,396,621
RLI Corp.	538	25,238
Safety Insurance Group, Inc.	100	6,195
Selective Insurance Group, Inc.	614	15,853
State Auto Financial Corp.	93	2,046
Stewart Information Services Corp.	370	13,246
Symetra Financial Corp.	750	15,232
The Navigators Group, Inc. *	89	6,606
Third Point Reinsurance Ltd. *	255	3,374
United Fire Group, Inc.	216	6,035
Universal Insurance Holdings, Inc.	206	4,785

		3,504,733

Materials 3.5%
A. Schulman, Inc.	317	11,047
A.M. Castle & Co. *	183	1,107
Advanced Emissions Solutions, Inc. *	178	1,888
AK Steel Holding Corp. *	1,714	6,496
Allied Nevada Gold Corp. *	1,391	1,433
American Vanguard Corp.	404	4,517
Ampco-Pittsburgh Corp.	197	3,585
Axiall Corp.	860	38,055
Balchem Corp.	400	21,188
Berry Plastics Group, Inc. *	856	28,950
Boise Cascade Co. *	248	10,029
Calgon Carbon Corp. *	747	14,738
Century Aluminum Co. *	784	18,118
Chase Corp.	76	2,721
Chemtura Corp. *	913	19,894
Clearwater Paper Corp. *	251	18,579
Coeur Mining, Inc. *	1,259	7,932
Commercial Metals Co.	958	12,856
Deltic Timber Corp.	18,456	1,153,500
Ferro Corp. *	1,023	11,386
Flotek Industries, Inc. *	561	9,071
FutureFuel Corp.	348	3,825
Globe Specialty Metals, Inc.	678	10,455
Gold Resource Corp.	374	1,309
Graphic Packaging Holding Co. *	3,098	44,859
Greif, Inc., Class A	22,800	870,960
H.B. Fuller Co.	575	23,661
Handy & Harman Ltd. *	99	4,468
Hawkins, Inc.	42	1,617
Haynes International, Inc.	111	4,321
Headwaters, Inc. *	639	8,997
Hecla Mining Co.	2,963	9,748
Horsehead Holding Corp. *	490	6,586
Innophos Holdings, Inc.	307	18,279
Innospec, Inc.	23,559	929,874
Intrepid Potash, Inc. *	309	4,113
Kaiser Aluminum Corp.	195	13,515
KapStone Paper & Packaging Corp.	1,000	29,870
KMG Chemicals, Inc.	78	1,632
Koppers Holdings, Inc.	30,148	547,488
Kraton Performance Polymers, Inc. *	526	10,173
Louisiana-Pacific Corp. *	1,580	25,865
LSB Industries, Inc. *	286	8,935
Materion Corp.	153	5,041
Minerals Technologies, Inc.	298	19,468
Molycorp, Inc. *	1,237	408
Myers Industries, Inc.	508	8,458
Neenah Paper, Inc.	178	10,214
Noranda Aluminum Holding Corp.	508	1,539
Olin Corp.	775	19,429
OM Group, Inc.	319	8,932
OMNOVA Solutions, Inc. *	246	1,688
P.H. Glatfelter Co.	627	14,339
PolyOne Corp.	1,132	40,288
Quaker Chemical Corp.	100	7,892
Rentech, Inc. *	2,658	3,190
Resolute Forest Products, Inc. *	773	13,141
RTI International Metals, Inc. *	324	7,225
Schnitzer Steel Industries, Inc., Class A	373	6,296
Schweitzer-Mauduit International, Inc.	284	11,036
Senomyx, Inc. *	388	2,049
Sensient Technologies Corp.	24,369	1,486,509
Stepan Co.	149	5,722
Stillwater Mining Co. *	1,215	16,609
SunCoke Energy, Inc.	956	14,436
Trecora Resources *	525	7,219
Tredegar Corp.	361	7,722
Tronox Ltd., Class A	498	10,528
UFP Technologies, Inc. *	86	1,916
United States Lime & Minerals, Inc.	34	2,351
Universal Stainless & Alloy Products, Inc. *	115	2,563
US Concrete, Inc. *	109	2,762
Walter Energy, Inc.	517	482
Wausau Paper Corp.	522	5,303
Worthington Industries, Inc.	533	15,953
Zep, Inc.	62,006	993,336

		6,731,684

Media 0.9%
AH Belo Corp., Class A	155	1,398
AMC Entertainment Holdings, Inc., Class A	133	3,740
Carmike Cinemas, Inc. *	244	6,751
Central European Media Enterprises Ltd., Class A *	775	2,015
Cinedigm Corp., Class A *	686	1,022
Crown Media Holdings, Inc., Class A *	678	2,170
Cumulus Media, Inc., Class A *	1,288	4,482
Daily Journal Corp. *	27	5,089
Dex Media, Inc. *	151	1,024
Entercom Communications Corp., Class A *	610	7,058
Entravision Communications Corp., Class A	301	1,857
Eros International plc *	135	2,533
Global Eagle Entertainment, Inc. *	351	5,404
Global Sources Ltd. *	230	1,341
Gray Television, Inc. *	475	4,493
Harte-Hanks, Inc.	611	4,442

 9

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hemisphere Media Group, Inc. *	122	1,523
Journal Communications, Inc., Class A *	904	9,085
Lee Enterprises, Inc. *	514	1,516
Loral Space & Communications, Inc. *	92	6,616
MDC Partners, Inc., Class A	381	9,106
Media General, Inc. *	488	6,978
Meredith Corp.	416	21,657
National CineMedia, Inc.	417	6,005
New Media Investment Group, Inc.	59,924	1,401,622
Nexstar Broadcasting Group, Inc., Class A	390	19,459
Radio One, Inc., Class D *	373	701
ReachLocal, Inc. *	133	403
Reading International, Inc., Class A *	278	3,361
Rentrak Corp. *	82	6,308
Saga Communications, Inc., Class A	146	5,938
Scholastic Corp.	400	14,712
SFX Entertainment, Inc. *	382	1,257
Sinclair Broadcast Group, Inc., Class A	842	20,831
Sizmek, Inc. *	490	2,920
The E.W. Scripps Co., Class A *	356	7,024
The McClatchy Co., Class A *	578	1,451
The New York Times Co., Class A	1,200	15,108
Time, Inc.	1,143	28,621
World Wrestling Entertainment, Inc., Class A	170	2,059

		1,649,080

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
ACADIA Pharmaceuticals, Inc. *	1,057	32,165
Accelerate Diagnostics, Inc. *	200	4,300
Acceleron Pharma, Inc. *	145	5,723
AcelRx Pharmaceuticals, Inc. *	200	1,340
Achillion Pharmaceuticals, Inc. *	1,499	22,260
Acorda Therapeutics, Inc. *	584	24,265
Actinium Pharmaceuticals, Inc. *	203	1,094
Aegerion Pharmaceuticals, Inc. *	290	6,734
Aerie Pharmaceuticals, Inc. *	85	2,377
Affymetrix, Inc. *	895	9,881
Agenus, Inc. *	525	2,641
Agios Pharmaceuticals, Inc. *	176	20,402
Akebia Therapeutics, Inc. *	66	678
Akorn, Inc. *	30,601	1,302,991
Albany Molecular Research, Inc. *	561	9,161
Alder Biopharmaceuticals, Inc. *	97	2,627
Alimera Sciences, Inc. *	304	1,651
AMAG Pharmaceuticals, Inc. *	33,785	1,492,959
Ampio Pharmaceuticals, Inc. *	296	1,486
Anacor Pharmaceuticals, Inc. *	306	11,506
ANI Pharmaceuticals, Inc. *	59	3,302
Applied Genetic Technologies Corp. *	57	1,424
Aratana Therapeutics, Inc. *	208	3,447
Arena Pharmaceuticals, Inc. *	2,745	11,831
ARIAD Pharmaceuticals, Inc. *	2,453	15,822
Array BioPharma, Inc. *	1,190	8,520
Arrowhead Research Corp. *	512	3,231
Auspex Pharmaceuticals, Inc. *	83	5,100
Bio-Path Holdings, Inc. *	575	1,300
BioCryst Pharmaceuticals, Inc. *	681	6,933
BioDelivery Sciences International, Inc. *	653	8,554
BioTime, Inc. *	427	1,742
Bluebird Bio, Inc. *	208	19,325
Cambrex Corp. *	360	8,075
Cancer Genetics, Inc. *	26,260	199,313
Catalent, Inc. *	305	8,424
Celldex Therapeutics, Inc. *	1,074	23,005
Cellular Dynamics International, Inc. *	122	619
Cempra, Inc. *	296	8,211
Cepheid *	857	48,429
Charles River Laboratories International, Inc. *	33,500	2,323,225
ChemoCentryx, Inc. *	121	995
Chimerix, Inc. *	251	10,068
Clovis Oncology, Inc. *	235	15,320
Corcept Therapeutics, Inc. *	907	2,639
CTI BioPharma, Corp. *	1,000	2,200
Cytokinetics, Inc. *	140	993
Cytori Therapeutics, Inc. *	742	356
CytRx Corp. *	506	1,300
Depomed, Inc. *	764	13,958
Dyax Corp. *	1,793	27,092
Dynavax Technologies Corp. *	212	3,625
Emergent Biosolutions, Inc. *	323	9,054
Enanta Pharmaceuticals, Inc. *	229	9,948
Endocyte, Inc. *	330	1,709
Enzo Biochem, Inc. *	358	1,128
Epizyme, Inc. *	125	2,393
Exact Sciences Corp. *	972	26,448
Exelixis, Inc. *	2,672	4,997
Five Prime Therapeutics, Inc. *	157	4,131
Fluidigm Corp. *	308	11,867
Foundation Medicine, Inc. *	105	5,004
Galectin Therapeutics, Inc. *	188	605
Galena Biopharma, Inc. *	1,426	2,324
Genomic Health, Inc. *	321	10,362
Geron Corp. *	1,639	5,212
Halozyme Therapeutics, Inc. *	1,493	21,320
Heron Therapeutics, Inc. *	194	1,533
Horizon Pharma plc *	64,110	1,053,327
Hyperion Therapeutics, Inc. *	147	3,719
ICON plc *	32,360	1,825,104
Idera Pharmaceuticals, Inc. *	589	2,662
IGI Laboratories, Inc. *	309	3,078
ImmunoGen, Inc. *	1,054	8,042
Immunomedics, Inc. *	1,236	6,613
Impax Laboratories, Inc. *	879	32,233
Infinity Pharmaceuticals, Inc. *	426	6,577
Inovio Pharmaceuticals, Inc. *	539	4,495
Insmed, Inc. *	337	5,210
Insys Therapeutics, Inc. *	136	6,498
Intra-Cellular Therapies, Inc. *	139	2,699
Intrexon Corp. *	326	9,359
Ironwood Pharmaceuticals, Inc. *	1,156	18,010
Isis Pharmaceuticals, Inc. *	1,272	87,145
Karyopharm Therapeutics, Inc. *	111	2,945
Keryx Biopharmaceuticals, Inc. *	1,338	16,270
Kindred Biosciences, Inc. *	95	599
Kite Pharma, Inc. *	35	2,350
KYTHERA Biopharmaceuticals, Inc. *	154	5,729
Lannett Co., Inc. *	12,020	570,109

10

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lexicon Pharmaceuticals, Inc. *	2,643	2,405
Ligand Pharmaceuticals, Inc. *	171	9,733
Luminex Corp. *	628	11,084
MacroGenics, Inc. *	170	5,375
MannKind Corp. *	2,261	14,357
Merrimack Pharmaceuticals, Inc. *	1,070	10,090
MiMedx Group, Inc. *	897	7,315
Mirati Therapeutics, Inc. *	77	1,598
Momenta Pharmaceuticals, Inc. *	705	7,593
Myriad Genetics, Inc. *	15,320	573,274
NanoViricides, Inc. *	389	1,011
Navidea Biopharmaceuticals, Inc. *	1,179	1,898
Nektar Therapeutics *	1,261	18,461
NeoStem, Inc. *	266	942
Neuralstem, Inc. *	613	1,900
Neurocrine Biosciences, Inc. *	767	25,817
NewLink Genetics Corp. *	187	6,842
Northwest Biotherapeutics, Inc. *	349	2,213
Novavax, Inc. *	2,146	16,760
NPS Pharmaceuticals, Inc. *	15,168	695,605
Ohr Pharmaceutical, Inc. *	230	1,727
Omeros Corp. *	332	7,384
OncoMed Pharmaceuticals, Inc. *	102	2,332
Oncothyreon, Inc. *	612	967
Ophthotech Corp. *	140	7,875
OPKO Health, Inc. *	2,555	30,992
Orexigen Therapeutics, Inc. *	1,210	6,353
Organovo Holdings, Inc. *	547	3,517
Osiris Therapeutics, Inc. *	165	2,661
OvaScience, Inc. *	118	5,128
Pacific Biosciences of California, Inc. *	687	5,523
Pacira Pharmaceuticals, Inc. *	9,665	1,037,538
Pain Therapeutics, Inc. *	314	619
PAREXEL International Corp. *	16,798	1,024,006
PDL BioPharma, Inc.	1,549	11,292
Peregrine Pharmaceuticals, Inc. *	2,024	2,591
Pernix Therapeutics Holdings, Inc. *	319	2,651
Phibro Animal Health Corp., Class A	40,655	1,111,101
Portola Pharmaceuticals, Inc. *	338	9,609
POZEN, Inc. *	383	2,647
Prestige Brands Holdings, Inc. *	728	24,941
Progenics Pharmaceuticals, Inc. *	448	2,679
Prothena Corp. plc *	221	5,001
PTC Therapeutics, Inc. *	208	11,421
Puma Biotechnology, Inc. *	242	51,081
Radius Health, Inc. *	89	4,289
Raptor Pharmaceutical Corp. *	744	6,726
Receptos, Inc. *	225	24,788
Regulus Therapeutics, Inc. *	229	4,385
Relypsa, Inc. *	149	5,234
Repligen Corp. *	220	5,344
Repros Therapeutics, Inc. *	264	2,270
Retrophin, Inc. *	196	2,517
Revance Therapeutics, Inc. *	57	918
Rigel Pharmaceuticals, Inc. *	997	2,064
Sagent Pharmaceuticals, Inc. *	206	5,288
Sangamo BioSciences, Inc. *	652	8,339
Sarepta Therapeutics, Inc. *	472	5,664
SciClone Pharmaceuticals, Inc. *	344	2,539
Sequenom, Inc. *	1,119	4,118
Spectrum Pharmaceuticals, Inc. *	960	6,720
Stemline Therapeutics, Inc. *	66	1,022
Sunesis Pharmaceuticals, Inc. *	599	1,414
Supernus Pharmaceuticals, Inc. *	327	2,780
Synageva BioPharma Corp. *	221	25,464
Synergy Pharmaceuticals, Inc. *	849	2,471
Synta Pharmaceuticals Corp. *	932	2,218
TESARO, Inc. *	176	7,080
Tetraphase Pharmaceuticals, Inc. *	213	7,745
TG Therapeutics, Inc. *	269	3,831
The Medicines Co. *	11,282	323,455
TherapeuticsMD, Inc. *	1,025	4,162
Theravance Biopharma, Inc. *	214	3,475
Theravance, Inc.	782	8,813
Threshold Pharmaceuticals, Inc. *	1,100	4,092
Ultragenyx Pharmaceutical, Inc. *	70	4,067
Vanda Pharmaceuticals, Inc. *	478	5,320
Verastem, Inc. *	132	964
Versartis, Inc. *	63	1,117
Vital Therapies, Inc. *	63	1,244
VIVUS, Inc. *	1,152	3,018
Xencor, Inc. *	161	2,439
XenoPort, Inc. *	356	2,965
XOMA Corp. *	1,300	4,628
Zafgen, Inc. *	97	3,687
ZIOPHARM Oncology, Inc. *	1,259	11,268
Zogenix, Inc. *	1,020	1,377

		14,852,655

Real Estate 5.1%
Acadia Realty Trust	578	20,918
AG Mortgage Investment Trust, Inc.	79	1,453
Agree Realty Corp.	205	7,101
Alexander & Baldwin, Inc.	485	18,556
Alexander’s, Inc.	13	6,030
Altisource Asset Management Corp. *	14	2,240
Altisource Portfolio Solutions S.A. *	138	2,799
Altisource Residential Corp.	549	9,887
American Assets Trust, Inc.	432	19,172
American Capital Mortgage Investment Corp.	401	7,475
American Residential Properties, Inc. *	107	1,874
AmREIT, Inc.	392	10,419
Anworth Mortgage Asset Corp.	1,734	8,999
Apollo Commercial Real Estate Finance, Inc.	505	8,348
Apollo Residential Mortgage, Inc.	435	6,808
Ares Commercial Real Estate Corp.	400	4,812
ARMOUR Residential REIT, Inc.	4,721	15,626
Ashford Hospitality Prime, Inc.	188	3,226
Ashford Hospitality Trust, Inc.	944	9,931
Associated Estates Realty Corp.	576	14,348
AV Homes, Inc. *	99	1,484
Aviv REIT, Inc.	151	5,939
Campus Crest Communities, Inc.	754	5,195
Capstead Mortgage Corp.	1,244	14,953
CareTrust REIT, Inc.	222	2,993
Cedar Realty Trust, Inc.	1,016	8,087
Chambers Street Properties	2,296	19,401
Chatham Lodging Trust	335	10,429
Chesapeake Lodging Trust	702	25,777

 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Colony Financial, Inc.	1,324	33,166
Consolidated-Tomoka Land Co.	43	2,346
CorEnergy Infrastructure Trust, Inc.	233	1,526
CoreSite Realty Corp.	342	14,983
Cousins Properties, Inc.	1,917	21,164
CubeSmart	1,751	43,145
CyrusOne, Inc.	178	4,993
CYS Investments, Inc.	2,209	19,528
DCT Industrial Trust, Inc.	920	34,739
DiamondRock Hospitality Co.	63,548	923,352
DuPont Fabros Technology, Inc.	853	31,783
Dynex Capital, Inc.	582	4,871
EastGroup Properties, Inc.	304	19,651
Education Realty Trust, Inc.	29,121	1,007,587
Empire State Realty Trust, Inc., Class A	745	13,559
EPR Properties	528	34,352
Equity One, Inc.	846	23,045
Excel Trust, Inc.	688	9,659
FelCor Lodging Trust, Inc.	1,531	15,325
First Industrial Realty Trust, Inc.	1,384	30,074
First Potomac Realty Trust	864	11,059
Forestar Group, Inc. *	464	6,157
Franklin Street Properties Corp.	1,246	16,048
FRP Holdings, Inc. *	56	2,027
Getty Realty Corp.	457	8,468
Gladstone Commercial Corp.	438	7,621
Government Properties Income Trust	948	21,614
Gramercy Property Trust, Inc.	1,200	8,304
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	148	2,028
Hatteras Financial Corp.	1,041	18,925
Healthcare Realty Trust, Inc.	1,185	35,657
Hersha Hospitality Trust	1,749	11,683
Highwoods Properties, Inc.	1,045	49,115
Hudson Pacific Properties, Inc.	726	23,486
Inland Real Estate Corp.	1,250	14,225
Invesco Mortgage Capital, Inc.	1,531	23,486
Investors Real Estate Trust	823	6,790
iStar Financial, Inc. *	1,209	15,765
Kennedy-Wilson Holdings, Inc.	730	19,411
Kite Realty Group Trust	537	16,411
LaSalle Hotel Properties	29,397	1,189,403
Lexington Realty Trust	1,679	19,157
LTC Properties, Inc.	485	22,756
Mack-Cali Realty Corp.	841	16,408
Medical Properties Trust, Inc.	1,825	28,050
Monmouth Real Estate Investment Corp.	752	8,881
National Health Investors, Inc.	318	23,774
New Residential Investment Corp.	1,149	14,650
New Senior Investment Group, Inc.	146,298	2,419,769
New York Mortgage Trust, Inc.	1,050	8,127
New York REIT, Inc.	1,357	14,153
Newcastle Investment Corp.	100,148	443,656
Owens Realty Mortgage, Inc.	118	1,611
Parkway Properties, Inc.	583	10,669
Pebblebrook Hotel Trust	760	35,294
Pennsylvania Real Estate Investment Trust	629	15,052
PennyMac Mortgage Investment Trust	872	19,629
Physicians Realty Trust	383	6,756
Potlatch Corp.	420	16,741
PS Business Parks, Inc.	150	12,616
QTS Realty Trust, Inc., Class A	97	3,687
RAIT Financial Trust	1,290	9,094
Ramco-Gershenson Properties Trust	1,123	21,977
Redwood Trust, Inc.	711	14,170
Resource Capital Corp.	1,460	7,052
Retail Opportunity Investments Corp.	927	16,380
Rexford Industrial Realty, Inc.	216	3,460
RLJ Lodging Trust	1,510	51,446
Rouse Properties, Inc.	488	9,072
Ryman Hospitality Properties, Inc.	493	27,066
Sabra Health Care REIT, Inc.	591	19,326
Saul Centers, Inc.	205	11,703
Select Income REIT	316	7,859
Silver Bay Realty Trust Corp.	373	5,811
Sovran Self Storage, Inc.	372	35,247
STAG Industrial, Inc.	633	16,585
Starwood Waypoint Residential Trust	293	7,102
STORE Capital Corp.	125	2,870
Strategic Hotels & Resorts, Inc. *	2,342	31,430
Summit Hotel Properties, Inc.	153,400	1,966,588
Sun Communities, Inc.	453	30,682
Sunstone Hotel Investors, Inc.	2,092	35,669
Tejon Ranch Co. *	159	3,915
Terreno Realty Corp.	337	7,684
The Geo Group, Inc.	928	40,387
The St. Joe Co. *	471	7,611
Trade Street Residential, Inc.	265	2,109
UMH Properties, Inc.	706	6,799
Universal Health Realty Income Trust	106	5,695
Urstadt Biddle Properties, Inc., Class A	224	5,264
Washington Real Estate Investment Trust	491	14,097
Western Asset Mortgage Capital Corp.	145	1,957
Whitestone REIT	404	6,339

		9,644,693

Retailing 3.6%
Aeropostale, Inc. *	1,044	2,547
America’s Car-Mart, Inc. *	38	2,018
American Eagle Outfitters, Inc.	1,903	26,718
ANN, Inc. *	574	18,999
Asbury Automotive Group, Inc. *	397	29,461
Ascena Retail Group, Inc. *	92,200	1,065,832
Barnes & Noble, Inc. *	342	8,034
bebe stores, Inc.	766	2,742
Blue Nile, Inc. *	112	3,481
Brown Shoe Co., Inc.	497	14,110
Build-A-Bear Workshop, Inc. *	136	2,804
Burlington Stores, Inc. *	317	15,815
Christopher & Banks Corp. *	284	1,480
Conn’s, Inc. *	257	4,045
Core-Mark Holding Co., Inc.	210	14,003
Destination Maternity Corp.	197	3,016
EVINE Live, Inc. *	338	2,119
Express, Inc. *	813	10,634
Five Below, Inc. *	573	19,092
Francesca’s Holdings Corp. *	23,431	371,616

12

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fred’s, Inc., Class A	81,810	1,358,046
FTD Cos., Inc. *	208	7,124
Genesco, Inc. *	257	18,363
Group 1 Automotive, Inc.	250	20,098
Guess?, Inc.	504	9,465
Haverty Furniture Cos, Inc.	81	1,979
hhgregg, Inc. *	110	604
Hibbett Sports, Inc. *	290	13,642
HSN, Inc.	417	32,293
Kirkland’s, Inc. *	300	6,981
Lands’ End, Inc. *	107	3,712
Lithia Motors, Inc., Class A	246	20,836
Lumber Liquidators Holdings, Inc. *	321	20,271
MarineMax, Inc. *	149	3,801
Mattress Firm Holding Corp. *	92	5,301
Monro Muffler Brake, Inc.	329	18,799
Nutrisystem, Inc.	158	2,816
Office Depot, Inc. *	5,328	40,493
Orbitz Worldwide, Inc. *	429	3,960
Outerwall, Inc. *	264	16,389
PetMed Express, Inc.	284	4,459
Pier 1 Imports, Inc.	991	16,659
Pool Corp.	494	30,732
Rent-A-Center, Inc.	485	16,626
Restoration Hardware Holdings, Inc. *	9,211	806,239
Select Comfort Corp. *	587	17,516
Shoe Carnival, Inc.	70	1,625
Shutterfly, Inc. *	460	20,180
Sonic Automotive, Inc., Class A	451	11,108
Stage Stores, Inc.	61,893	1,237,860
Stein Mart, Inc.	616	8,476
Systemax, Inc. *	178	2,326
The Bon-Ton Stores, Inc.	370	2,028
The Buckle, Inc.	280	14,221
The Cato Corp., Class A	33,126	1,404,542
The Children’s Place, Inc.	270	16,187
The Container Store Group, Inc. *	102	1,858
The Finish Line, Inc., Class A	661	15,600
The Men’s Wearhouse, Inc.	637	29,601
The Pep Boys - Manny, Moe & Jack *	705	5,943
Tile Shop Holdings, Inc. *	190	1,543
Tilly’s, Inc., Class A *	145	1,992
Tuesday Morning Corp. *	543	9,611
Vitamin Shoppe, Inc. *	384	16,232
VOXX International Corp. *	301	2,408
West Marine, Inc. *	151	1,812
Weyco Group, Inc.	68	1,837
Winmark Corp.	26	2,119
Zumiez, Inc. *	232	8,651

		6,933,530

Semiconductors & Semiconductor Equipment 1.2%
Advanced Energy Industries, Inc. *	466	11,184
Alpha & Omega Semiconductor Ltd. *	218	1,912
Ambarella, Inc. *	269	14,878
Amkor Technology, Inc. *	1,019	6,471
Applied Micro Circuits Corp. *	734	3,854
Audience, Inc. *	351	1,418
Axcelis Technologies, Inc. *	913	2,191
Brooks Automation, Inc.	992	12,807
Cabot Microelectronics Corp. *	357	17,639
Cavium, Inc. *	535	31,463
CEVA, Inc. *	286	5,237
Cirrus Logic, Inc. *	607	16,085
Cypress Semiconductor Corp. *	1,838	27,074
Diodes, Inc. *	365	9,647
DSP Group, Inc. *	206	2,264
Entegris, Inc. *	1,145	14,885
Entropic Communications, Inc. *	936	2,424
Fairchild Semiconductor International, Inc. *	1,166	17,898
FormFactor, Inc. *	1,000	7,550
Inphi Corp. *	480	9,408
Integrated Device Technology, Inc. *	1,234	22,570
Integrated Silicon Solution, Inc.	213	3,425
Intersil Corp., Class A	1,102	15,770
IXYS Corp.	155	1,752
Kopin Corp. *	1,298	4,738
Lattice Semiconductor Corp. *	1,055	7,522
MaxLinear, Inc., Class A *	247	1,988
Micrel, Inc.	69,013	971,013
Microsemi Corp. *	21,394	596,037
MKS Instruments, Inc.	523	18,310
Monolithic Power Systems, Inc.	496	23,555
Nanometrics, Inc. *	425	6,604
NVE Corp.	36	2,380
OmniVision Technologies, Inc. *	720	19,469
PDF Solutions, Inc. *	270	4,487
Photronics, Inc. *	432	3,629
PMC-Sierra, Inc. *	1,362	12,040
Power Integrations, Inc.	378	19,497
Qorvo, Inc. *	1,564	115,533
QuickLogic Corp. *	527	1,502
Rambus, Inc. *	1,073	12,071
Rubicon Technology, Inc. *	163	678
Rudolph Technologies, Inc. *	600	6,018
Semtech Corp. *	713	18,153
Silicon Image, Inc. *	1,158	8,407
Silicon Laboratories, Inc. *	339	14,835
Spansion, Inc., Class A *	809	28,687
Synaptics, Inc. *	343	26,346
Tessera Technologies, Inc.	654	24,250
Ultra Clean Holdings, Inc. *	244	2,147
Ultratech, Inc. *	231	3,682
Veeco Instruments, Inc. *	395	11,522
Vitesse Semiconductor Corp. *	517	1,939
Xcerra Corp. *	694	5,330

		2,232,175

Software & Services 9.2%
ACI Worldwide, Inc. *	1,580	29,183
Actua Corp. *	57,118	919,600
Acxiom Corp. *	688	12,522
Advent Software, Inc.	481	20,130
American Software, Inc., Class A	406	3,366
Angie’s List, Inc. *	432	1,983
Aspen Technology, Inc. *	27,997	989,554
AVG Technologies N.V. *	124	2,453
Bankrate, Inc. *	551	6,876
Barracuda Networks, Inc. *	64	2,167
Bazaarvoice, Inc. *	958	7,961
Benefitfocus, Inc. *	40	968

 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Blackbaud, Inc.	615	26,882
Blackhawk Network Holdings, Inc. *	497	16,580
Blucora, Inc. *	643	8,693
Bottomline Technologies de, Inc. *	560	13,871
Brightcove, Inc. *	325	2,327
BroadSoft, Inc. *	386	10,380
CACI International, Inc., Class A *	301	25,462
Callidus Software, Inc. *	675	10,091
Carbonite, Inc. *	132	1,984
Cardtronics, Inc. *	34,635	1,164,082
Cass Information Systems, Inc.	37	1,621
ChannelAdvisor Corp. *	195	1,849
Ciber, Inc. *	1,423	4,596
Cimpress N.V. *	301	24,246
CommVault Systems, Inc. *	494	21,529
comScore, Inc. *	464	19,284
Comverse, Inc. *	197	3,394
Constant Contact, Inc. *	250	9,455
Convergys Corp.	1,033	19,792
Cornerstone OnDemand, Inc. *	524	17,266
Coupons.com, Inc. *	106	1,518
Covisint Corp. *	241	535
Criteo S.A. ADR *	31,320	1,219,914
CSG Systems International, Inc.	200	4,904
Cvent, Inc. *	139	3,472
Cyan, Inc. *	556	1,618
Datalink Corp. *	156	1,772
Dealertrack Technologies, Inc. *	475	19,095
Demand Media, Inc. *	75	304
Demandware, Inc. *	293	15,693
Dice Holdings, Inc. *	775	6,409
Digimarc Corp.	79	2,135
Digital River, Inc. *	610	15,573
E2open, Inc. *	171	1,007
EarthLink Holdings Corp.	768	3,241
Ebix, Inc.	353	8,066
Ellie Mae, Inc. *	167	7,388
Endurance International Group Holdings, Inc. *	48,423	813,991
EnerNOC, Inc. *	440	7,577
Envestnet, Inc. *	355	18,272
EPAM Systems, Inc. *	311	15,217
Epiq Systems, Inc.	423	7,381
ePlus, Inc. *	28	1,888
Euronet Worldwide, Inc. *	523	23,739
EVERTEC, Inc.	651	13,059
Everyday Health, Inc. *	96	1,332
ExlService Holdings, Inc. *	420	12,340
Fair Isaac Corp.	410	29,253
Fleetmatics Group plc *	26,433	935,993
Forrester Research, Inc.	34,839	1,314,824
Gigamon, Inc. *	223	4,105
Global Cash Access Holdings, Inc. *	785	5,189
Glu Mobile, Inc. *	631	2,215
Gogo, Inc. *	544	7,907
GrubHub, Inc. *	189	6,507
GTT Communications, Inc. *	179	2,060
Guidewire Software, Inc. *	703	35,220
Heartland Payment Systems, Inc.	470	23,392
Higher One Holdings, Inc. *	570	1,887
iGATE Corp. *	336	11,894
Imperva, Inc. *	182	7,600
Infoblox, Inc. *	497	9,279
Interactive Intelligence Group, Inc. *	204	8,274
Internap Corp. *	110,429	929,812
Intralinks Holdings, Inc. *	807	8,603
j2 Global, Inc.	490	28,146
Jive Software, Inc. *	313	1,803
Kofax, Ltd. *	496	3,417
Limelight Networks, Inc. *	612	1,628
Lionbridge Technologies, Inc. *	447	2,226
Liquidity Services, Inc. *	238	1,842
LivePerson, Inc. *	533	5,703
LogMeIn, Inc. *	24,471	1,163,596
Manhattan Associates, Inc. *	22,994	1,026,452
ManTech International Corp., Class A	165	5,367
Marchex, Inc., Class B	207	789
Marin Software, Inc. *	122,101	808,309
Marketo, Inc. *	239	8,229
MAXIMUS, Inc.	38,452	2,142,545
Mentor Graphics Corp.	1,019	23,447
MicroStrategy, Inc., Class A *	122	19,715
Millennial Media, Inc. *	703	949
Model N, Inc. *	157	1,680
ModusLink Global Solutions, Inc. *	891	3,217
MoneyGram International, Inc. *	348	2,965
Monotype Imaging Holdings, Inc.	481	14,113
Monster Worldwide, Inc. *	941	3,886
NetScout Systems, Inc. *	369	13,247
NeuStar, Inc., Class A *	653	17,167
NIC, Inc.	599	9,836
Pegasystems, Inc.	525	10,274
Perficient, Inc. *	270	4,860
Progress Software Corp. *	541	13,552
Proofpoint, Inc. *	19,494	974,700
PROS Holdings, Inc. *	257	6,243
Q2 Holdings, Inc. *	116	2,074
QAD, Inc., Class A	148	2,862
Qlik Technologies, Inc. *	1,050	29,820
Qualys, Inc. *	152	5,779
QuinStreet, Inc. *	551	2,821
Rally Software Development Corp. *	231	2,733
RealPage, Inc. *	505	9,095
Reis, Inc.	91	2,047
RetailMeNot, Inc. *	286	4,442
Rightside Group Ltd. *	75	592
Rocket Fuel, Inc. *	170	2,178
Rosetta Stone, Inc. *	128	1,155
Sapiens International Corp. N.V. *	293	1,881
Sapient Corp. *	1,309	32,542
Science Applications International Corp.	375	18,292
SciQuest, Inc. *	370	5,261
Seachange International, Inc. *	550	3,883
ServiceSource International, Inc. *	546	1,829
Shutterstock, Inc. *	143	8,049
Silver Spring Networks, Inc. *	299	2,123
SPS Commerce, Inc. *	166	9,844
SS&C Technologies Holdings, Inc.	635	35,135
Stamps.com, Inc. *	166	7,565
Sykes Enterprises, Inc. *	329	7,409
Synchronoss Technologies, Inc. *	435	18,474
Syntel, Inc. *	374	16,175
Take-Two Interactive Software, Inc. *	1,059	31,473

14

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tangoe, Inc. *	530	6,058
TechTarget, Inc. *	391	4,321
Telenav, Inc. *	470	3,046
TeleTech Holdings, Inc. *	251	5,537
Textura, Corp. *	171	4,265
The Hackett Group, Inc.	327	2,479
The Rubicon Project, Inc. *	50,340	741,508
The Ultimate Software Group, Inc. *	293	43,367
TiVo, Inc. *	1,233	12,897
Travelzoo, Inc. *	203	1,742
Tremor Video, Inc. *	389	817
Trulia, Inc. *	368	15,706
Tyler Technologies, Inc. *	384	40,735
Unisys Corp. *	582	12,763
Unwired Planet, Inc. *	802	792
VASCO Data Security International, Inc. *	391	8,406
Verint Systems, Inc. *	6,476	345,689
VirnetX Holding Corp. *	369	2,007
Virtusa Corp. *	19,451	728,634
Vringo, Inc. *	563	298
Web.com Group, Inc. *	624	9,429
WebMD Health Corp. *	371	14,376
WEX, Inc. *	443	40,778
Wix.com Ltd. *	132	2,611
XO Group, Inc. *	322	5,294
Xoom Corp. *	297	4,381
Zix Corp. *	1,200	4,248

		17,619,221

Technology Hardware & Equipment 5.6%
ADTRAN, Inc.	544	12,028
Agilysys, Inc. *	137	1,422
Alliance Fiber Optic Products, Inc.	175	2,534
Anixter International, Inc. *	285	21,478
Applied Optoelectronics, Inc. *	98	876
Aruba Networks, Inc. *	53,732	890,877
Badger Meter, Inc.	136	8,141
Bel Fuse, Inc., Class B	120	2,822
Belden, Inc.	39,726	3,294,874
Benchmark Electronics, Inc. *	533	12,915
Black Box Corp.	134	2,815
CalAmp Corp. *	46,444	831,812
Calix, Inc. *	848	8,141
Checkpoint Systems, Inc. *	467	6,052
Ciena Corp. *	1,128	20,891
Cognex Corp. *	862	31,678
Coherent, Inc. *	14,704	909,883
Comtech Telecommunications Corp.	298	9,846
Control4 Corp. *	23,993	364,214
Cray, Inc. *	415	13,483
CTS Corp.	176	2,816
CUI Global, Inc. *	193	1,177
Daktronics, Inc.	790	9,780
Diebold, Inc.	41,300	1,288,560
Dot Hill Systems Corp. *	445	1,856
DTS, Inc. *	346	9,591
Electro Rent Corp.	245	3,158
Electro Scientific Industries, Inc.	263	1,649
Electronics for Imaging, Inc. *	400	15,460
Emulex Corp. *	794	4,970
Extreme Networks, Inc. *	1,418	4,169
Fabrinet *	249	4,066
FARO Technologies, Inc. *	117	6,476
FEI Co.	463	38,068
Finisar Corp. *	1,413	25,632
GSI Group, Inc. *	370	4,891
Harmonic, Inc. *	788	6,028
II-VI, Inc. *	798	13,718
Immersion Corp. *	129	1,214
Infinera Corp. *	1,225	19,747
Insight Enterprises, Inc. *	288	6,817
InterDigital, Inc.	486	24,290
Intevac, Inc. *	212	1,378
InvenSense, Inc. *	666	9,837
Itron, Inc. *	317	11,796
Ixia *	345	3,498
Kemet Corp. *	1,092	4,150
Kimball Electronics, Inc. *	123	1,252
KVH Industries, Inc. *	129	1,561
Littelfuse, Inc.	273	26,956
Maxwell Technologies, Inc. *	343	2,730
Mercury Systems, Inc. *	600	9,468
Mesa Laboratories, Inc.	31	2,361
Methode Electronics, Inc.	461	16,674
MTS Systems Corp.	124	8,963
Multi-Fineline Electronix, Inc. *	162	2,108
NETGEAR, Inc. *	527	17,797
Newport Corp. *	655	12,131
Nimble Storage, Inc. *	59	1,323
Numerex Corp., Class A *	148	1,551
Oclaro, Inc. *	788	1,127
OSI Systems, Inc. *	237	16,585
Park Electrochemical Corp.	140	3,039
ParkerVision, Inc. *	408	416
PC Connection, Inc.	112	2,660
Plantronics, Inc.	482	22,090
Plexus Corp. *	453	17,164
Polycom, Inc. *	1,014	13,486
Procera Networks, Inc. *	410	3,600
QLogic Corp. *	849	11,343
Quantum Corp. *	1,535	2,425
RealD, Inc. *	627	6,803
Rofin-Sinar Technologies, Inc. *	393	10,580
Rogers Corp. *	112	8,272
Ruckus Wireless, Inc. *	40,059	424,225
Sanmina Corp. *	993	21,032
ScanSource, Inc. *	35,506	1,224,247
ShoreTel, Inc. *	692	4,899
Silicon Graphics International Corp. *	411	3,876
Sonus Networks, Inc. *	326	6,220
Speed Commerce, Inc. *	612	1,457
Super Micro Computer, Inc. *	479	17,517
SYNNEX Corp.	9,367	694,938
Tessco Technologies, Inc.	65	1,472
TTM Technologies, Inc. *	856	5,949
Ubiquiti Networks, Inc.	270	7,100
Universal Display Corp. *	493	15,707
ViaSat, Inc. *	418	23,500
Violin Memory, Inc. *	593	2,277
Vishay Precision Group, Inc. *	109	1,814

		10,652,269

 15

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.9%
8x8, Inc. *	80,582	621,287
Atlantic Tele-Network, Inc.	34	2,259
Cincinnati Bell, Inc. *	1,940	5,684
Cogent Communications Holdings, Inc.	575	21,310
Consolidated Communications Holdings, Inc.	541	12,595
FairPoint Communications, Inc. *	420	6,283
General Communication, Inc., Class A *	408	5,989
Globalstar, Inc. *	2,732	6,611
Hawaiian Telcom Holdco, Inc. *	69	1,796
IDT Corp., Class B	265	5,660
inContact, Inc. *	335,790	2,877,720
Inteliquent, Inc.	360	6,055
Intelsat S.A. *	128	2,016
Iridium Communications, Inc. *	770	6,553
Lumos Networks Corp.	101	1,619
magicJack VocalTec Ltd. *	140	972
NTELOS Holdings Corp.	106	435
Premiere Global Services, Inc. *	787	6,957
RingCentral, Inc., Class A *	263	3,551
Shenandoah Telecommunications Co.	209	6,209
Spok Holdings, Inc.	257	4,400
Vonage Holdings Corp. *	1,484	6,233

		3,612,194

Transportation 0.8%
Air Transport Services Group, Inc. *	834	6,947
Allegiant Travel Co.	131	23,746
ArcBest Corp.	334	12,445
Atlas Air Worldwide Holdings, Inc. *	7,144	322,909
Baltic Trading Ltd.	361	585
Celadon Group, Inc.	131	3,122
Echo Global Logistics, Inc. *	281	7,418
Forward Air Corp.	423	18,993
Hawaiian Holdings, Inc. *	698	13,569
Heartland Express, Inc.	569	14,618
Hub Group, Inc., Class A *	309	10,321
International Shipholding Corp.	71	1,190
JetBlue Airways Corp. *	2,300	38,617
Knight Transportation, Inc.	414	11,795
Knightsbridge Shipping Ltd.	271	1,087
Marten Transport Ltd.	113	2,311
Matson, Inc.	322	11,189
Navios Maritime Holdings, Inc.	675	2,450
Park-Ohio Holdings Corp.	53	2,832
Quality Distribution, Inc. *	198	1,651
Republic Airways Holdings, Inc. *	835	11,489
Roadrunner Transportation Systems, Inc. *	377	7,661
Safe Bulkers, Inc.	243	872
Saia, Inc. *	260	10,948
Scorpio Bulkers, Inc. *	1,065	1,587
SkyWest, Inc.	318	3,991
Swift Transportation Co. *	1,082	26,595
Universal Truckload Services, Inc.	73	1,720
UTi Worldwide, Inc. *	79,845	947,760
Virgin America, Inc. *	92	3,086
Werner Enterprises, Inc.	613	17,489
Wesco Aircraft Holdings, Inc. *	447	5,829
XPO Logistics, Inc. *	615	22,626
YRC Worldwide, Inc. *	330	5,234

		1,574,682

Utilities 1.8%
Abengoa Yield plc	477	15,703
ALLETE, Inc.	473	26,795
American States Water Co.	458	18,155
Artesian Resources Corp., Class A	311	6,889
Atlantic Power Corp.	1,045	2,769
Avista Corp.	534	19,827
Black Hills Corp.	521	26,133
California Water Service Group	444	10,896
Chesapeake Utilities Corp.	55	2,682
Cleco Corp.	743	40,389
Connecticut Water Service, Inc.	59	2,122
Dynegy, Inc. *	1,243	33,959
El Paso Electric Co.	450	18,027
IDACORP, Inc.	546	37,079
MGE Energy, Inc.	265	12,163
Middlesex Water Co.	87	1,903
New Jersey Resources Corp.	12,329	787,577
Northwest Natural Gas Co.	361	18,018
NorthWestern Corp.	410	23,682
NRG Yield, Inc., Class A	207	10,946
ONE Gas, Inc.	395	17,455
Ormat Technologies, Inc.	322	8,614
Otter Tail Corp.	409	12,646
Pattern Energy Group, Inc.	325	9,497
Piedmont Natural Gas Co., Inc.	872	34,784
PNM Resources, Inc.	772	23,546
Portland General Electric Co.	916	36,365
SJW Corp.	65	2,195
South Jersey Industries, Inc.	425	24,756
Southwest Gas Corp.	511	31,406
TerraForm Power, Inc., Class A	175	5,695
The Empire District Electric Co.	430	13,102
The Laclede Group, Inc.	18,815	1,011,494
The York Water Co.	254	6,012
UIL Holdings Corp.	680	31,280
Vivint Solar, Inc. *	386	3,065
WGL Holdings, Inc.	18,975	1,072,087

		3,459,713

Total Common Stock
(Cost $160,885,083)		175,995,706

Other Investment Companies 6.5% of net assets

Equity Funds 2.2%
iShares Russell 2000 ETF	1,039	120,212
iShares Russell Mid-Cap ETF	24,700	4,064,632

		4,184,844

16

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Money Market Fund 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	8,333,583	8,333,583

Total Other Investment Companies
(Cost $12,372,378)		12,518,427

Rights 0.0% of net assets

Automobiles & Components 0.0%
Contra Furiex Pharmaceuticals CVR *(d)(e)	66	645

Health Care Equipment & Services 0.0%
Providence Service Corp. CVR *(d)(e)	9	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(d)(e)	861	2,169

Total Rights
(Cost $2,814)		2,814

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(d)(e)	129	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.02%, 03/19/15 (a)(b)	150,000	149,999
0.09%, 06/04/15 (a)(b)	6,000	6,000

Total Short-Term Investments
(Cost $155,994)		155,999

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $173,480,131 and the unrealized appreciation and depreciation were $30,867,114 and ($15,674,299) respectively, with a net appreciation of $15,192,815.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $2,814 or 0.0% of net assets.

ADR —	American Depositary Receipt
CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/20/15	44	5,109,280	(31,574)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

 17

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

18

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$175,995,706	$—	$—	$175,995,706
Other Investment Companies[1]	12,518,427	—	—	12,518,427
Rights[1]	—	—	2,814	2,814
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	155,999	—	155,999

Total	$188,514,133	$155,999	$2,814	$188,672,946

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($31,574)	$—	$—	($31,574)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$2,814	$—	$—	$—	$—	$—	$—	$2,814

Total	$2,814	$—	$—	$—	$—	$—	$—	$2,814

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46829JAN15

 19

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.3%	Common Stock	1,781,488,998	1,997,266,755
0.2%	Preferred Stock	4,790,080	4,647,794
4.0%	Other Investment Companies	91,894,700	84,413,673
0.0%	Rights	17,991	18,784
0.1%	Short-Term Investments	2,353,921	2,353,991

99.6%	Total Investments	1,880,545,690	2,088,700,997
0.4%	Other Assets and Liabilities, Net		7,635,335

100.0%	Net Assets		2,096,336,332

	Number	Value
Security	of Shares	($)

Common Stock 95.3% of net assets

Australia 3.9%

Banks 0.3%
Australia & New Zealand Banking Group Ltd.	161,899	4,132,870
Bank of Queensland Ltd.	2,681	25,970
Bendigo & Adelaide Bank Ltd.	3,249	33,647
Commonwealth Bank of Australia	13,186	911,746
National Australia Bank Ltd.	19,145	527,989
Westpac Banking Corp.	25,286	675,795

		6,308,017

Capital Goods 0.0%
Leighton Holdings Ltd.	776	12,349

Commercial & Professional Supplies 0.0%
ALS Ltd.	2,658	10,036
Brambles Ltd.	12,712	104,144
Seek Ltd.	2,421	33,319

		147,499

Consumer Services 1.0%
Aristocrat Leisure Ltd.	1,069,340	5,792,997
Crown Resorts Ltd.	2,906	30,534
Flight Centre Travel Group Ltd.	377	11,005
G8 Education Ltd.	401,610	1,303,302
Invocare Ltd.	512,405	5,171,178
Slater & Gordon Ltd.	1,628,660	8,358,491
Tabcorp Holdings Ltd.	5,406	19,108
Tatts Group Ltd.	10,662	31,908

		20,718,523

Diversified Financials 0.3%
ASX Ltd.	1,575	46,550
Macquarie Group Ltd.	2,351	112,687
Magellan Financial Group Ltd.	433,100	6,380,155

		6,539,392

Energy 0.0%
Caltex Australia Ltd.	1,076	27,847
Origin Energy Ltd.	8,976	74,068
Santos Ltd.	7,948	48,388
Woodside Petroleum Ltd.	6,031	160,177
WorleyParsons Ltd.	2,058	15,312

		325,792

Food & Staples Retailing 0.0%
Metcash Ltd.	8,471	9,563
Wesfarmers Ltd.	9,137	308,628
Woolworths Ltd.	10,227	251,673

		569,864

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	4,658	34,962
Treasury Wine Estates Ltd.	6,454	24,537

		59,499

Health Care Equipment & Services 0.0%
Cochlear Ltd.	419	26,931
Healthscope Ltd. *	9,119	19,074
Ramsay Health Care Ltd.	1,049	48,274
Sonic Healthcare Ltd.	3,097	45,213

		139,492

Insurance 0.4%
AMP Ltd.	1,702,186	7,591,093
Insurance Australia Group Ltd.	19,045	94,344
Medibank Pvt Ltd. *	22,305	41,327
QBE Insurance Group Ltd.	10,914	89,472
Suncorp Group Ltd.	10,464	119,225

		7,935,461

Materials 0.8%
Alumina Ltd. *	18,530	27,736
Amcor Ltd.	9,814	96,994
BHP Billiton Ltd.	26,121	602,474
Boral Ltd.	6,426	27,813
Fortescue Metals Group Ltd.	12,428	22,536
Iluka Resources Ltd.	4,224	22,939
Incitec Pivot Ltd.	12,206	34,044
Newcrest Mining Ltd. *	6,234	67,311
Orica Ltd.	614,381	8,623,952
Pact Group Holdings Ltd.	1,830,301	6,706,786
Rio Tinto Ltd.	3,544	158,034

		16,390,619

Media 0.0%
REA Group Ltd.	19,532	747,138

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	30,287	2,061,137

Real Estate 0.7%
Charter Hall Retail REIT	2,246,600	7,641,993
Dexus Property Group	7,364	43,978

 1

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Federation Centres	14,474	33,949
Goodman Group	13,831	65,568
Lend Lease Group	4,389	56,573
Mirvac Group	30,029	44,915
Novion Property Group	16,560	29,715
Scentre Group *	43,302	127,233
Shopping Centres Australasia Property Group	4,134,747	6,187,165
Stockland	18,630	63,185
The GPT Group	13,708	48,063
Westfield Corp.	16,056	122,478

		14,464,815

Retailing 0.0%
Harvey Norman Holdings Ltd.	3,492	10,666

Software & Services 0.0%
Computershare Ltd.	3,845	34,547

Telecommunication Services 0.3%
Telstra Corp., Ltd.	1,088,032	5,488,016
TPG Telecom Ltd.	2,113	10,929

		5,498,945

Transportation 0.0%
Asciano Ltd.	7,933	36,934
Aurizon Holdings Ltd.	17,383	66,471
Qantas Airways Ltd. *	6,878	13,860
Sydney Airport	8,660	33,464
Toll Holdings Ltd.	6,899	32,991
Transurban Group	14,652	104,785

		288,505

Utilities 0.0%
AGL Energy Ltd.	5,376	59,430
APA Group	9,027	56,904
AusNet Services	11,439	12,416

		128,750

		82,381,010

Austria 0.3%

Banks 0.0%
Erste Group Bank AG	2,235	48,386
Raiffeisen Bank International AG	1,296	15,144

		63,530

Capital Goods 0.0%
ANDRITZ AG	570	30,855

Energy 0.0%
OMV AG	1,175	29,211

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	293	12,436

Materials 0.0%
Voestalpine AG	912	32,479

Real Estate 0.0%
IMMOFINANZ AG *	6,832	15,612

Semiconductors & Semiconductor Equipment 0.3%
ams AG	151,519	5,930,656

		6,114,779

Belgium 0.2%

Banks 0.0%
KBC Groep N.V. *	2,037	109,560

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	645	53,472

Food & Staples Retailing 0.0%
Colruyt S.A.	560	25,829
Delhaize Group S.A.	833	69,294

		95,123

Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev N.V.	6,540	797,658

Insurance 0.0%
Ageas	1,774	60,749

Materials 0.0%
Solvay S.A.	482	65,897
Umicore S.A.	803	33,631

		99,528

Media 0.1%
Telenet Group Holding N.V. *	24,086	1,339,483

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	14,382	1,118,039

Telecommunication Services 0.0%
Belgacom S.A.	1,215	45,252

		3,718,864

Brazil 0.5%

Consumer Services 0.2%
GAEC Educacao S.A.	290,400	2,259,287
Kroton Educacional S.A.	121,500	556,955

		2,816,242

Diversified Financials 0.0%
CETIP S.A. - Mercados Organizados	49,500	635,526

Food, Beverage & Tobacco 0.2%
Ambev S.A. ADR	538,966	3,546,396

Insurance 0.1%
BB Seguridade Participacoes S.A.	234,700	2,571,576

		9,569,740

Canada 4.2%

Automobiles & Components 0.3%
Linamar Corp.	105,210	6,026,785

Banks 0.1%
The Toronto-Dominion Bank	33,252	1,324,114

Capital Goods 0.5%
ATS Automation Tooling Systems, Inc. *	225,300	2,570,906
CAE, Inc.	622,265	7,663,844

		10,234,750

Commercial & Professional Supplies 0.2%
Ritchie Bros. Auctioneers, Inc.	169,600	4,251,011

Diversified Financials 0.2%
CI Financial Corp.	63,450	1,617,833

2

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Element Financial Corp. *	250,580	2,662,178

		4,280,011

Energy 0.8%
Canadian Natural Resources Ltd.	94,301	2,733,965
Enbridge, Inc.	95,646	4,632,888
Pason Systems, Inc.	160,700	2,265,001
Peyto Exploration & Development Corp.	31,950	807,110
Raging River Exploration, Inc. *	485,100	2,817,375
Suncor Energy, Inc.	118,600	3,537,373

		16,793,712

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	57,362	2,247,623

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	62,081	1,785,189

Materials 0.7%
CCL Industries, Inc., Class B	87,660	9,061,258
Interfor Corp. *	217,790	3,804,941
Intertape Polymer Group, Inc.	161,510	2,383,185

		15,249,384

Real Estate 0.8%
Brookfield Asset Management, Inc., Class A	51,468	2,623,838
FirstService Corp.	161,400	8,491,060
Morguard Real Estate Investment Trust	135,490	1,968,321
Northern Property Real Estate Investment Trust	197,300	3,827,375

		16,910,594

Retailing 0.1%
Dollarama, Inc.	19,366	919,759

Software & Services 0.2%
Constellation Software, Inc.	1,983	549,456
The Descartes Systems Group, Inc. *	287,490	4,391,423

		4,940,879

Transportation 0.1%
Canadian National Railway Co.	22,849	1,507,577
Canadian Pacific Railway Ltd.	7,755	1,354,566

		2,862,143

		87,825,954

China 3.2%

Automobiles & Components 0.5%
Brilliance China Automotive Holdings Ltd.	376,000	689,694
Nexteer Automotive Group Ltd.	10,006,000	9,861,754

		10,551,448

Banks 0.1%
China Merchants Bank Co., Ltd., Class H	818,000	1,825,775

Consumer Durables & Apparel 0.2%
Ozner Water International Holding Ltd. *	10,265,000	4,557,151

Insurance 0.2%
Ping An Insurance (Group) Co. of China Ltd., Class H	449,500	4,764,220

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Lijun International Pharmaceutical Holding Co., Ltd.	11,536,000	5,388,140
Sihuan Pharmaceutical Holdings Group Ltd.	1,128,000	726,155
WuXi PharmaTech Cayman, Inc. ADR *	19,868	796,707

		6,911,002

Real Estate 0.2%
China Overseas Land & Investment Ltd.	550,000	1,585,919
Sunac China Holdings Ltd. (a)	2,836,000	2,538,839

		4,124,758

Retailing 0.1%
Vipshop Holdings Ltd. ADR *	67,049	1,501,227

Software & Services 0.6%
Alibaba Group Holding Ltd. ADR *	13,516	1,204,005
Baidu, Inc. ADR *	10,628	2,316,054
NetEase, Inc. ADR	13,544	1,479,682
Tencent Holdings Ltd.	207,100	3,493,063
YY, Inc. ADR *	52,180	3,755,917

		12,248,721

Technology Hardware & Equipment 0.6%
Lenovo Group Ltd.	1,690,000	2,176,035
PAX Global Technology Ltd. *	8,586,000	8,039,327
Wasion Group Holdings Ltd.	1,372,000	1,275,072

		11,490,434

Transportation 0.3%
Sinotrans Ltd., Class H	10,267,000	7,260,103

Utilities 0.1%
ENN Energy Holdings Ltd.	214,000	1,265,009

		66,499,848

Denmark 1.8%

Banks 0.0%
Danske Bank A/S	5,332	138,005

Capital Goods 0.0%
Vestas Wind Systems A/S *	1,792	69,626

Commercial & Professional Supplies 0.0%
ISS A/S *	654	19,323

Consumer Durables & Apparel 0.1%
Pandora A/S	31,818	2,274,592

Food, Beverage & Tobacco 0.5%
Carlsberg A/S, Class B	870	63,884
Royal Unibrew A/S *	61,983	10,565,702

		10,629,586

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	21,013	1,656,362
GN Store Nord A/S	117,020	2,623,347
William Demant Holding A/S *	203	15,411

		4,295,120

 3

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.0%
Tryg A/S	226	26,463

Materials 0.8%
Chr. Hansen Holding A/S	345,486	14,356,601
Novozymes A/S, B Shares	34,994	1,595,882

		15,952,483

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	112,781	5,026,725

Telecommunication Services 0.0%
TDC A/S	6,604	48,875

Transportation 0.0%
AP Moeller - Maersk A/S, Series A	31	60,663
AP Moeller - Maersk A/S, Series B	58	117,203
DSV A/S	1,440	45,357

		223,223

		38,704,021

Finland 0.5%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	828	20,406

Capital Goods 0.1%
Kone Oyj, Class B	55,807	2,517,018
Metso Oyj	828	25,192
Wartsila Oyj Abp	1,183	54,841

		2,597,051

Energy 0.0%
Neste Oil Oyj	995	27,669

Insurance 0.4%
Sampo Oyj, A Shares	151,353	7,330,311

Materials 0.0%
Stora Enso Oyj, R Shares	4,106	39,838
UPM-Kymmene Oyj	4,259	74,862

		114,700

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	820	27,035

Technology Hardware & Equipment 0.0%
Nokia Oyj	30,459	234,246

Telecommunication Services 0.0%
Elisa Oyj	1,048	27,877

Utilities 0.0%
Fortum Oyj	3,613	77,068

		10,456,363

France 8.2%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin	1,515	147,534
Peugeot S.A. *	3,124	45,031
Plastic Omnium S.A.	23,504	674,790
Renault S.A.	1,563	119,454
Valeo S.A.	19,246	2,713,717

		3,700,526

Banks 1.0%
BNP Paribas S.A.	375,191	19,699,536
Credit Agricole S.A.	8,138	96,514
Natixis S.A.	7,451	47,388
Societe Generale S.A.	5,856	235,156

		20,078,594

Capital Goods 0.6%
Alstom S.A. *	1,729	56,337
Bouygues S.A.	1,533	54,629
Compagnie de Saint-Gobain	3,612	153,874
Legrand S.A.	2,160	115,787
LISI (f)	203,716	5,064,378
Rexel S.A.	2,021	37,760
Safran S.A.	112,105	7,466,173
Schneider Electric SE	4,240	318,728
Thales S.A.	743	39,128
Vallourec S.A.	807	17,509
Vinci S.A.	3,932	206,564
Zodiac Aerospace	1,486	49,284

		13,580,151

Commercial & Professional Supplies 0.5%
Bureau Veritas S.A.	1,765	37,375
Edenred	1,654	47,537
Societe BIC S.A.	232	32,987
Teleperformance	144,690	10,366,438

		10,484,337

Consumer Durables & Apparel 1.3%
Christian Dior S.A.	25,543	4,393,117
Hermes International	4,146	1,407,026
Kering	57,356	11,572,334
LVMH Moet Hennessy Louis Vuitton S.A.	57,474	9,243,217

		26,615,694

Consumer Services 0.0%
Accor S.A.	1,370	68,112
Sodexo S.A.	767	76,098

		144,210

Diversified Financials 0.0%
Eurazeo S.A.	263	18,433
Wendel S.A.	257	28,802

		47,235

Energy 0.8%
Gaztransport Et Technigaz S.A.	213,255	12,068,182
Technip S.A.	818	47,769
Total S.A.	72,861	3,739,996

		15,855,947

Food & Staples Retailing 0.0%
Carrefour S.A.	5,081	159,217
Casino Guichard Perrachon S.A.	452	41,007

		200,224

Food, Beverage & Tobacco 0.8%
Danone S.A.	153,442	10,297,614
Pernod-Ricard S.A.	60,627	7,269,652
Remy Cointreau S.A.	159	11,768

		17,579,034

Health Care Equipment & Services 0.7%
Essilor International S.A.	26,724	2,976,290

4

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Korian-Medica	311,786	11,799,132

		14,775,422

Household & Personal Products 0.0%
L’Oreal S.A.	2,044	365,476

Insurance 0.4%
AXA S.A.	244,259	5,713,692
CNP Assurances	1,416	24,859
Euler Hermes Group	18,708	1,832,041
SCOR SE	1,249	38,881

		7,609,473

Materials 0.0%
Air Liquide S.A.	2,799	352,866
Arkema S.A.	477	34,027
Imerys S.A.	265	19,134
Lafarge S.A.	1,519	104,075

		510,102

Media 0.1%
Eutelsat Communications S.A.	1,230	42,255
JC Decaux S.A.	531	19,106
Lagardere S.C.A.	1,178	32,219
Numericable-SFR *	804	41,974
Publicis Groupe S.A.	17,218	1,286,483

		1,422,037

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Boiron S.A. (f)	74,612	7,631,239
Eurofins Scientific SE	14,958	3,842,787
Sanofi	9,647	888,873

		12,362,899

Real Estate 0.3%
Fonciere Des Regions	219	22,434
Gecina S.A.	226	29,613
ICADE	305	26,622
Klepierre	1,400	65,881
Nexity S.A.	66,730	2,627,539
Unibail-Rodamco SE	12,856	3,621,006

		6,393,095

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	5,184	43,045

Software & Services 0.3%
AtoS	644	47,353
Cap Gemini S.A.	21,702	1,575,133
Criteo S.A. ADR *	99,670	3,882,146
Dassault Systemes S.A.	1,011	62,475

		5,567,107

Technology Hardware & Equipment 0.2%
Alcatel-Lucent *	22,888	79,218
Ingenico	38,336	4,007,748

		4,086,966

Telecommunication Services 0.0%
Iliad S.A.	209	48,616
Orange S.A.	15,081	265,321
Vivendi S.A. *	9,843	232,761

		546,698

Transportation 0.0%
Aeroports de Paris	237	28,437
Bollore S.A.	100,656	433,211
Groupe Eurotunnel SE - Reg’d	3,802	51,048

		512,696

Utilities 0.4%
Electricite de France S.A.	1,934	52,429
GDF Suez	11,774	261,128
Rubis S.C.A.	148,782	8,628,589
Suez Environnement Co.	2,240	41,176
Veolia Environnement S.A.	3,374	61,809

		9,045,131

		171,526,099

Germany 9.3%

Automobiles & Components 2.2%
Bayerische Motoren Werke AG	159,082	18,499,740
Continental AG	20,933	4,723,464
Daimler AG - Reg’d	177,131	16,041,830
ElringKlinger AG	178,634	6,224,175
Volkswagen AG	236	52,398

		45,541,607

Banks 0.2%
Aareal Bank AG	105,990	4,013,437
Commerzbank AG *	7,871	94,368

		4,107,805

Capital Goods 1.9%
Brenntag AG	27,010	1,470,294
Duerr AG	79,531	7,238,216
GEA Group AG	1,487	67,213
MAN SE	281	29,959
MTU Aero Engines AG	141,904	12,982,334
Norma Group SE	167,577	8,309,872
OSRAM Licht AG *	640	29,420
Rational AG	12,876	4,237,675
Siemens AG - Reg’d	6,449	681,252
Stabilus S.A. *(f)	128,164	4,118,357

		39,164,592

Consumer Durables & Apparel 0.1%
adidas AG	19,602	1,348,760
Hugo Boss AG	253	32,665

		1,381,425

Consumer Services 0.0%
TUI AG *	2,068	36,381

Diversified Financials 0.2%
Aurelius AG	93,060	3,718,543
Deutsche Bank AG - Reg’d	11,219	325,661
Deutsche Boerse AG	1,570	120,389

		4,164,593

Food & Staples Retailing 0.0%
METRO AG	1,294	39,818

Health Care Equipment & Services 0.0%
Celesio AG	385	11,405
Fresenius Medical Care AG & Co. KGaA	1,760	130,439
Fresenius SE & Co. KGaA	3,071	175,774

		317,618

Household & Personal Products 0.0%
Beiersdorf AG	807	70,831

 5

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Henkel AG & Co. KGaA	951	97,309

		168,140

Insurance 0.8%
Allianz SE - Reg’d	97,913	16,145,004
Hannover Rueck SE	482	43,200
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	1,407	282,078

		16,470,282

Materials 1.5%
BASF SE	36,788	3,290,232
HeidelbergCement AG	1,146	84,276
K&S AG - Reg’d	1,401	44,234
LANXESS AG	685	32,834
Linde AG	1,510	289,271
Symrise AG	417,360	27,317,412
ThyssenKrupp AG	3,682	95,654

		31,153,913

Media 0.5%
Axel Springer SE	304	18,693
CTS Eventim AG & Co. KGaA	170,370	4,873,005
Kabel Deutschland Holding AG *	176	23,908
ProSiebenSat.1 Media AG - Reg’d	60,294	2,669,077
Stroeer Media SE	123,670	3,599,619

		11,184,302

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	25,349	3,651,049
Merck KGaA	1,051	105,012
MorphoSys AG *	57,340	4,916,169
QIAGEN N.V. *	188,862	4,321,004

		12,993,234

Real Estate 0.1%
Deutsche Annington Immobilien SE	26,371	915,908
Deutsche Wohnen AG	33,568	871,975

		1,787,883

Retailing 0.3%
Fielmann AG	92,822	6,309,329

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	9,171	102,778

Software & Services 0.9%
SAP SE	77,094	5,031,752
United Internet AG - Reg’d	982	42,540
Wirecard AG	301,487	13,476,243

		18,550,535

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	25,341	436,830
Telefonica Deutschland Holding AG *	4,887	27,112

		463,942

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d	1,836	31,054
Deutsche Post AG - Reg’d	7,871	254,730
Fraport AG Frankfurt Airport Services Worldwide	285	17,414

		303,198

Utilities 0.0%
E.ON SE	16,274	251,920
RWE AG	3,980	110,403

		362,323

		194,603,698

Hong Kong 2.0%

Banks 0.0%
Bank of East Asia Ltd.	10,200	42,382
BOC Hong Kong (Holdings) Ltd.	30,000	105,156
Hang Seng Bank Ltd.	6,200	108,510

		256,048

Capital Goods 0.2%
Haitian International Holdings Ltd.	1,994,000	3,865,938
Hutchison Whampoa Ltd.	17,000	225,649
Noble Group Ltd.	34,000	26,597
NWS Holdings Ltd.	12,000	22,271

		4,140,455

Consumer Durables & Apparel 0.0%
Li & Fung Ltd.	48,000	47,614
Techtronic Industries Co., Ltd.	274,000	894,820
Yue Yuen Industrial Holdings Ltd.	6,000	22,329

		964,763

Consumer Services 0.4%
Galaxy Entertainment Group Ltd.	19,000	99,240
Melco Crown Entertainment Ltd. ADR	305,200	7,324,800
MGM China Holdings Ltd.	7,600	18,409
Paradise Entertainment Ltd.	4,420,000	1,507,540
Sands China Ltd.	19,600	95,420
Shangri-La Asia Ltd.	8,000	10,385
SJM Holdings Ltd.	15,683	23,025
Wynn Macau Ltd.	12,400	34,337

		9,113,156

Diversified Financials 0.1%
First Pacific Co., Ltd.	24,000	24,457
Hong Kong Exchanges & Clearing Ltd.	57,700	1,327,974

		1,352,431

Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	26,000	14,690

Insurance 0.4%
AIA Group Ltd.	1,299,400	7,542,937

Real Estate 0.1%
Cheung Kong (Holdings) Ltd.	49,410	942,880
Hang Lung Properties Ltd.	18,000	52,926
Henderson Land Development Co., Ltd.	8,294	59,126
Hysan Development Co., Ltd.	6,000	28,999
Kerry Properties Ltd.	6,000	21,201
New World Development Co., Ltd.	42,000	50,075
Sino Land Co., Ltd.	24,000	40,135
Sun Hung Kai Properties Ltd.	13,000	211,540
Swire Pacific Ltd., Class A	5,000	66,958
Swire Properties Ltd.	9,400	30,178
The Link REIT	19,000	128,529
The Wharf Holdings Ltd.	12,349	100,042

6

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wheelock & Co., Ltd.	7,000	39,605

		1,772,194

Retailing 0.1%
Emperor Watch & Jewellery Ltd.	25,220,000	1,085,986

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	289,000	2,612,572

Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	1,374,000	8,780,835
China High Precision Automation Group Ltd. *(a)(f)	766,000	—

		8,780,835

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	21,120	27,680
PCCW Ltd.	28,000	18,574

		46,254

Transportation 0.2%
Cathay Pacific Airways Ltd.	10,000	23,331
MTR Corp., Ltd.	12,000	53,161
Pacific Basin Shipping Ltd.	8,112,000	2,991,386

		3,067,878

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	4,574	37,540
CLP Holdings Ltd.	15,500	138,377
Hong Kong & China Gas Co., Ltd.	51,494	117,919
Power Assets Holdings Ltd.	11,500	120,281

		414,117

		41,164,316

India 2.4%

Automobiles & Components 0.8%
Apollo Tyres Ltd.	867,190	3,384,358
Bharat Forge Ltd.	429,940	7,168,077
Hero MotoCorp Ltd.	26,028	1,201,390
Mahindra & Mahindra Ltd.	36,105	735,594
Maruti Suzuki India Ltd.	18,970	1,115,647
Tata Motors Ltd.	271,951	2,564,652

		16,169,718

Banks 0.7%
Axis Bank Ltd.	275,489	2,609,684
HDFC Bank Ltd.	168,223	2,909,555
Housing Development Finance Corp., Ltd.	113,258	2,301,488
IndusInd Bank Ltd.	426,160	5,977,838

		13,798,565

Diversified Financials 0.2%
SKS Microfinance Ltd. *	629,430	4,410,502

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	160,190	2,411,323

Materials 0.1%
Asian Paints Ltd.	96,245	1,330,990
UltraTech Cement Ltd.	15,262	773,330

		2,104,320

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Sun Pharmaceutical Industries Ltd.	226,767	3,354,611

Real Estate 0.1%
Oberoi Realty Ltd.	619,190	2,820,175

Software & Services 0.2%
HCL Technologies Ltd.	66,987	1,933,148
Infosys Ltd.	36,438	1,252,442
Tata Consultancy Services Ltd.	25,611	1,026,363
Tech Mahindra Ltd.	16,612	768,580

		4,980,533

Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	153,525	843,597

		50,893,344

Indonesia 0.3%

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	3,193,100	2,921,625

Retailing 0.2%
PT Matahari Department Store Tbk	3,363,500	4,107,921

		7,029,546

Ireland 1.1%

Banks 0.0%
Bank of Ireland *	220,385	66,329

Commercial & Professional Supplies 0.6%
Experian plc	691,481	12,184,615

Energy 0.0%
Dragon Oil plc	122,652	1,025,610

Food, Beverage & Tobacco 0.4%
Glanbia plc (e)	358,556	5,790,575
Glanbia plc (e)	112,890	1,817,534
Kerry Group plc, Class A	1,287	93,275

		7,701,384

Materials 0.1%
CRH plc	6,010	144,995
Smurfit Kappa Group plc	50,219	1,234,649

		1,379,644

		22,357,582

Israel 1.3%

Banks 0.0%
Bank Hapoalim B.M.	8,587	38,144
Bank Leumi Le-Israel B.M. *	10,786	35,959
Mizrahi Tefahot Bank Ltd. *	884	9,647

		83,750

Energy 0.0%
Delek Group Ltd.	31	7,583

Materials 0.7%
Caesarstone Sdot-Yam Ltd.	160,090	9,941,589
Frutarom Industries Ltd.	163,870	5,134,804
Israel Chemicals Ltd.	3,543	25,459
The Israel Corp., Ltd.	35	11,357

		15,113,209

 7

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	6,954	394,942
Teva Pharmaceutical Industries Ltd. ADR	79,589	4,525,430

		4,920,372

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd. *	60,840	2,678,177

Software & Services 0.3%
Check Point Software Technologies Ltd. *	66,937	5,165,528
NICE-Systems Ltd.	537	26,233

		5,191,761

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	13,894	22,158

		28,017,010

Italy 2.6%

Automobiles & Components 0.0%
Pirelli & C. S.p.A	1,854	26,288

Banks 1.0%
Banca Monte dei Paschi di Siena S.p.A. *	32,176	14,547
Banco Popolare SC *	2,946	37,178
Intesa Sanpaolo S.p.A.	7,164,558	20,951,027
UniCredit S.p.A.	35,902	211,651
Unione di Banche Italiane S.C.p.A.	6,967	47,921

		21,262,324

Capital Goods 0.3%
Finmeccanica S.p.A. *	3,291	35,943
Interpump Group S.p.A.	361,960	5,159,099
Prysmian S.p.A.	1,487	27,507

		5,222,549

Consumer Durables & Apparel 0.7%
Luxottica Group S.p.A.	1,361	80,928
Prada S.p.A.	1,801,800	10,578,894
Salvatore Ferragamo S.p.A.	93,790	2,715,090

		13,374,912

Diversified Financials 0.6%
Banca Generali S.p.A.	362,224	10,118,981
EXOR S.p.A.	67,785	2,767,159
Mediobanca S.p.A.	4,816	41,717

		12,927,857

Energy 0.0%
Eni S.p.A.	20,690	348,183
Saipem S.p.A. *	2,112	19,001
Tenaris S.A.	3,841	54,202

		421,386

Insurance 0.0%
Assicurazioni Generali S.p.A.	9,497	200,439
UnipolSai S.p.A.	7,022	19,465

		219,904

Telecommunication Services 0.0%
Telecom Italia S.p.A. *	81,842	95,098
Telecom Italia S.p.A. - RSP	49,011	46,284

		141,382

Transportation 0.0%
Atlantia S.p.A.	3,358	86,430

Utilities 0.0%
Enel Green Power S.p.A.	13,956	27,588
Enel S.p.A.	53,535	241,890
Snam S.p.A.	16,502	80,742
Terna - Rete Elettrica Nationale S.p.A.	12,062	52,884

		403,104

		54,086,136

Japan 13.4%

Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	1,500	52,403
Bridgestone Corp.	5,300	211,827
Daihatsu Motor Co., Ltd.	1,600	22,311
Denso Corp.	3,900	172,529
F.C.C. Co., Ltd.	260,400	4,950,708
Fuji Heavy Industries Ltd.	187,900	6,777,044
Honda Motor Co., Ltd.	562,807	16,982,561
Isuzu Motors Ltd.	4,800	63,900
Koito Manufacturing Co., Ltd.	885	28,776
Mazda Motor Corp.	4,400	90,378
Mitsubishi Motors Corp.	5,100	43,116
Musashi Seimitsu Industry Co., Ltd.	192,300	3,620,800
NGK Spark Plug Co., Ltd.	1,400	41,503
NHK Spring Co., Ltd.	1,000	9,020
Nifco, Inc.	477,700	16,455,335
Nissan Motor Co., Ltd.	20,200	172,250
NOK Corp.	900	25,889
Stanley Electric Co., Ltd.	1,400	31,160
Sumitomo Electric Industries Ltd.	6,100	78,603
Sumitomo Rubber Industries Ltd.	1,200	18,661
Suzuki Motor Corp.	3,000	94,860
The Yokohama Rubber Co., Ltd.	1,000	9,408
Toyoda Gosei Co., Ltd.	400	8,812
Toyota Industries Corp.	1,314	70,725
Toyota Motor Corp.	225,577	14,543,158
Yamaha Motor Co., Ltd.	2,100	46,058

		64,621,795

Banks 0.4%
Aozora Bank Ltd.	9,000	32,752
Fukuoka Financial Group, Inc.	6,000	29,945
Hokuhoku Financial Group, Inc.	9,000	18,546
Mitsubishi UFJ Financial Group, Inc.	103,600	550,558
Mizuho Financial Group, Inc.	187,200	306,094
Resona Holdings, Inc.	17,700	87,813
Seven Bank Ltd.	4,100	18,351
Shinsei Bank Ltd.	13,000	23,563
Sumitomo Mitsui Financial Group, Inc.	139,300	4,674,467
Sumitomo Mitsui Trust Holdings, Inc.	27,000	94,946
Suruga Bank Ltd.	106,400	1,997,744
The Bank of Kyoto Ltd.	3,000	25,151

8

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Bank of Yokohama Ltd.	9,000	48,563
The Chiba Bank Ltd.	6,000	40,435
The Chugoku Bank Ltd.	1,500	21,337
The Gunma Bank Ltd.	4,000	26,300
The Hachijuni Bank Ltd.	4,000	26,360
The Hiroshima Bank Ltd.	5,000	24,871
The Iyo Bank Ltd.	2,300	26,540
The Joyo Bank Ltd.	5,000	25,131
The Shizuoka Bank Ltd.	4,454	40,699
Yamaguchi Financial Group, Inc.	1,274	13,255

		8,153,421

Capital Goods 1.8%
Aica Kogyo Co., Ltd.	237,100	5,277,552
Amada Co., Ltd.	3,500	31,899
Asahi Glass Co., Ltd.	8,000	42,560
Chiyoda Corp.	1,417	10,914
Daikin Industries Ltd.	59,100	4,112,530
FANUC Corp.	21,199	3,560,146
Fuji Electric Co., Ltd.	4,000	17,105
Hino Motors Ltd.	2,100	29,733
Hitachi Construction Machinery Co., Ltd.	700	12,941
Hoshizaki Electric Co., Ltd.	113,100	5,733,976
IHI Corp.	11,000	57,311
ITOCHU Corp.	12,200	123,531
JGC Corp.	2,000	40,676
JTEKT Corp.	1,700	28,037
Kajima Corp.	6,000	23,739
Kawasaki Heavy Industries Ltd.	11,000	52,702
Keihan Electric Railway Co., Ltd.	4,126	25,050
Komatsu Ltd.	7,600	149,032
Kubota Corp.	9,000	133,608
Kurita Water Industries Ltd.	900	19,173
LIXIL Group Corp.	2,100	40,916
Mabuchi Motor Co., Ltd.	400	16,446
Maeda Corp.	680,000	5,209,996
Makita Corp.	1,000	44,357
Marubeni Corp.	13,245	73,109
Minebea Co., Ltd.	106,711	1,646,354
Mitsubishi Corp.	11,449	199,730
Mitsubishi Electric Corp.	16,000	185,052
Mitsubishi Heavy Industries Ltd.	25,000	137,990
Mitsui & Co., Ltd.	13,800	175,602
Nabtesco Corp.	800	20,653
NGK Insulators Ltd.	2,000	40,302
Nidec Corp.	30,700	2,089,072
NSK Ltd.	4,000	46,874
Obayashi Corp.	5,000	31,651
Sanwa Holdings Corp.	843,300	5,831,551
Seibu Holdings, Inc.	900	21,347
Shimizu Corp.	5,000	34,498
SMC Corp.	9,037	2,423,425
Sumitomo Corp.	9,000	88,815
Sumitomo Heavy Industries Ltd.	5,000	27,057
Tadano Ltd.	38,000	457,360
Taisei Corp.	8,000	46,404
THK Co., Ltd.	1,100	26,714
Toshiba Corp.	33,000	131,953
TOTO Ltd.	2,313	25,534
Toyota Tsusho Corp.	1,700	40,260

		38,595,237

Commercial & Professional Supplies 0.7%
Dai Nippon Printing Co., Ltd.	5,000	44,967
Meitec Corp.	34,900	1,018,440
Nihon M&A Center, Inc.	181,600	6,302,654
Park24 Co., Ltd.	600	10,266
Recruit Holdings Co., Ltd. *	21,600	629,027
Secom Co., Ltd.	74,800	4,341,849
Sohgo Security Services Co., Ltd.	98,700	2,526,163
Temp Holdings Co., Ltd.	20,500	692,990
Toppan Printing Co., Ltd.	4,000	26,720

		15,593,076

Consumer Durables & Apparel 0.2%
Alpine Electronics, Inc.	164,400	2,542,505
Asics Corp.	1,200	29,447
Bandai Namco Holdings, Inc.	1,400	28,346
Casio Computer Co., Ltd.	1,636	25,611
Iida Group Holdings Co., Ltd.	1,313	16,331
Nikon Corp.	2,700	34,258
Panasonic Corp.	17,900	203,342
Rinnai Corp.	300	20,081
Sankyo Co., Ltd.	300	10,782
Sega Sammy Holdings, Inc.	1,800	23,440
Sekisui Chemical Co., Ltd.	3,000	32,810
Sekisui House Ltd.	4,355	56,317
Sharp Corp. *	11,419	22,353
Shimano, Inc.	645	85,265
Sony Corp.	8,500	199,929
Yamaha Corp.	1,100	16,019

		3,346,836

Consumer Services 0.2%
Benesse Holdings, Inc.	500	14,952
Kyoritsu Maintenance Co., Ltd.	62,700	3,502,326
McDonald’s Holdings Co., Ltd.	400	8,774
Oriental Land Co., Ltd.	400	96,916

		3,622,968

Diversified Financials 1.1%
Acom Co., Ltd. *	3,100	8,433
AEON Financial Service Co., Ltd.	1,100	19,767
Credit Saison Co., Ltd.	1,500	25,270
Daiwa Securities Group, Inc.	1,735,000	12,606,100
Japan Exchange Group, Inc.	2,100	48,868
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,700	20,333
Nomura Holdings, Inc.	29,400	156,310
ORIX Corp.	289,100	3,321,993
SBI Holdings, Inc.	1,936	20,687
Zenkoku Hosho Co., Ltd.	226,000	7,202,098

		23,429,859

Energy 0.0%
Idemitsu Kosan Co., Ltd.	600	10,015
Inpex Corp.	7,100	78,571
JX Holdings, Inc.	18,000	66,424
Showa Shell Sekiyu K.K.	1,200	11,712
TonenGeneral Sekiyu K.K.	2,367	20,926

		187,648

Food & Staples Retailing 0.1%
Aeon Co., Ltd.	5,100	53,867
FamilyMart Co., Ltd.	600	25,988
Lawson, Inc.	529	34,587

 9

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Seven & i Holdings Co., Ltd.	6,100	223,224
Tsuruha Holdings, Inc.	17,100	1,149,050

		1,486,716

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	4,578	94,341
Ariake Japan Co., Ltd.	153,900	4,180,883
Asahi Group Holdings Ltd.	47,300	1,551,761
Calbee, Inc.	700	27,335
Japan Tobacco, Inc.	8,900	242,406
Kikkoman Corp.	1,314	38,757
Kirin Holdings Co., Ltd.	6,600	88,864
MEIJI Holdings Co., Ltd.	500	54,938
NH Foods Ltd.	1,000	24,722
Nisshin Seifun Group, Inc.	1,900	23,368
Nissin Foods Holdings Co., Ltd.	600	32,382
Suntory Beverage & Food Ltd.	1,100	38,575
Toyo Suisan Kaisha Ltd.	665	23,395
Yakult Honsha Co., Ltd.	700	42,396
Yamazaki Baking Co., Ltd.	1,000	14,723

		6,478,846

Health Care Equipment & Services 1.6%
Alfresa Holdings Corp.	1,200	14,227
Asahi Intecc Co., Ltd.	61,100	3,238,243
Hogy Medical Co., Ltd.	97,200	5,052,961
M3, Inc.	326,700	6,571,805
Medipal Holdings Corp.	800	9,334
Miraca Holdings, Inc.	109,800	4,917,589
Nihon Kohden Corp.	107,900	5,337,266
Olympus Corp. *	73,600	2,545,385
Ship Healthcare Holdings, Inc.	112,700	2,796,908
Suzuken Co., Ltd.	700	19,721
Sysmex Corp.	49,500	2,212,015
Terumo Corp.	2,500	61,997

		32,777,451

Household & Personal Products 0.4%
Fancl Corp.	367,400	5,880,189
Kao Corp.	79,000	3,463,995
Shiseido Co., Ltd.	2,900	46,512
Unicharm Corp.	3,000	82,661

		9,473,357

Insurance 0.0%
MS&AD Insurance Group Holdings, Inc.	4,110	99,931
Sompo Japan Nipponkoa Holdings, Inc.	2,700	74,917
Sony Financial Holdings, Inc.	1,400	19,457
T&D Holdings, Inc.	4,600	51,803
The Dai-ichi Life Insurance Co., Ltd.	8,600	115,220
Tokio Marine Holdings, Inc.	5,600	195,508

		556,836

Materials 0.3%
Air Water, Inc.	1,278	21,990
Asahi Kasei Corp.	432,463	4,271,030
Daicel Corp.	2,000	24,866
Hitachi Chemical Co., Ltd.	700	14,083
Hitachi Metals Ltd.	2,000	32,591
JFE Holdings, Inc.	4,000	88,109
JSR Corp.	1,800	31,726
Kaneka Corp.	1,337	8,161
Kansai Paint Co., Ltd.	2,373	41,476
Kobe Steel Ltd.	25,000	43,845
Kuraray Co., Ltd.	2,500	31,392
Maruichi Steel Tube Ltd.	300	7,094
Mitsubishi Chemical Holdings Corp.	10,800	55,975
Mitsubishi Gas Chemical Co., Inc.	4,000	18,085
Mitsubishi Materials Corp.	11,000	34,687
Mitsui Chemicals, Inc.	6,000	17,556
Nippon Paint Holdings Co., Ltd.	1,000	31,325
Nippon Steel & Sumitomo Metal Corp.	62,000	144,912
Nitto Denko Corp.	1,300	77,608
Oji Holdings Corp.	8,000	30,156
Shin-Etsu Chemical Co., Ltd.	3,324	220,096
Sumitomo Chemical Co., Ltd.	12,000	47,212
Sumitomo Metal Mining Co., Ltd.	4,000	57,168
Taiheiyo Cement Corp.	9,000	26,409
Taiyo Nippon Sanso Corp.	1,229	14,724
Teijin Ltd.	7,000	20,852
Toray Industries, Inc.	12,000	102,217
Toyo Seikan Group Holdings Ltd.	1,100	14,113
Yamato Kogyo Co., Ltd.	200	5,147

		5,534,605

Media 0.0%
Dentsu, Inc.	1,700	69,820
Hakuhodo DY Holdings, Inc.	1,600	15,903
Toho Co., Ltd.	800	18,102

		103,825

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Astellas Pharma, Inc.	398,500	6,154,974
Chugai Pharmaceutical Co., Ltd.	1,800	53,813
Daiichi Sankyo Co., Ltd.	5,100	73,987
Eisai Co., Ltd.	2,000	99,717
Hisamitsu Pharmaceutical Co., Inc.	500	17,012
Kyowa Hakko Kirin Co., Ltd.	2,000	22,775
Mitsubishi Tanabe Pharma Corp.	1,800	28,456
Ono Pharmaceutical Co., Ltd.	700	73,671
Otsuka Holdings Co., Ltd.	3,200	99,005
Santen Pharmaceutical Co., Ltd.	600	37,443
Shionogi & Co., Ltd.	2,400	72,017
Sumitomo Dainippon Pharma Co., Ltd.	1,100	11,563
Taisho Pharmaceutical Holdings Co., Ltd.	300	19,035
Takeda Pharmaceutical Co., Ltd.	6,400	319,740

		7,083,208

Real Estate 0.4%
Aeon Mall Co., Ltd.	1,100	18,235
Daito Trust Construction Co., Ltd.	11,200	1,246,726
Daiwa House Industry Co., Ltd.	4,800	88,395
Hulic Co., Ltd.	1,800	16,350
Hulic Reit, Inc.	1,830	2,741,772
Japan Prime Realty Investment Corp.	5	17,465
Japan Real Estate Investment Corp.	10	48,584
Japan Retail Fund Investment Corp.	19	41,156

10

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mitsubishi Estate Co., Ltd.	10,587	213,018
Mitsui Fudosan Co., Ltd.	8,000	202,253
Nippon Building Fund, Inc.	11	54,125
Nippon Prologis REIT, Inc.	13	30,608
Nomura Real Estate Holdings, Inc.	1,200	20,192
NTT Urban Development Corp.	700	6,716
Sumitomo Realty & Development Co., Ltd.	91,495	2,918,426
Tokyo Tatemono Co., Ltd.	3,460	23,359
Tokyu Fudosan Holdings Corp.	3,900	24,172
United Urban Investment Corp.	18	28,814

		7,740,366

Retailing 0.2%
ABC-Mart, Inc.	200	9,977
Don Quijote Holdings Co., Ltd.	400	29,123
Fast Retailing Co., Ltd.	430	159,520
Hikari Tsushin, Inc.	100	5,746
Isetan Mitsukoshi Holdings Ltd.	2,721	38,582
J. Front Retailing Co., Ltd.	2,400	30,584
Marui Group Co., Ltd.	1,600	16,631
Nitori Holdings Co., Ltd.	24,000	1,356,948
Rakuten, Inc.	6,400	88,603
Ryohin Keikaku Co., Ltd.	23,500	2,603,276
Sanrio Co., Ltd.	300	7,433
Shimamura Co., Ltd.	142	12,631
Takashimaya Co., Ltd.	2,000	17,542
USS Co., Ltd.	2,200	34,515
Yamada Denki Co., Ltd.	8,400	31,207

		4,442,318

Semiconductors & Semiconductor Equipment 0.0%
Advantest Corp.	1,100	13,956
Rohm Co., Ltd.	800	51,433
Tokyo Electron Ltd.	1,400	97,991

		163,380

Software & Services 0.6%
COLOPL, Inc.	400	9,142
Dena Co., Ltd.	208,500	2,741,716
Fujitsu Ltd.	15,000	79,267
GungHo Online Entertainment, Inc.	3,100	10,641
Itochu Techno-Solutions Corp.	100	3,569
Kakaku.com, Inc.	1,000	14,146
Konami Corp.	700	13,061
Mixi, Inc.	301	10,619
Nexon Co., Ltd.	1,600	15,749
Nintendo Co., Ltd.	900	86,814
Nomura Research Institute Ltd.	55,400	1,881,044
NS Solutions Corp.	136,700	3,318,770
NTT Data Corp.	1,000	38,038
Oracle Corp., Japan	200	8,315
Otsuka Corp.	300	10,358
SCSK Corp.	162,800	4,053,905
Trend Micro, Inc.	1,000	28,241
Yahoo Japan Corp.	11,400	38,339

		12,361,734

Technology Hardware & Equipment 1.4%
Brother Industries Ltd.	1,800	30,826
Canon, Inc.	88,660	2,804,797
Citizen Holdings Co., Ltd.	1,700	13,570
FUJIFILM Holdings Corp.	3,800	128,431
Hamamatsu Photonics K.K.	700	32,981
Hirose Electric Co., Ltd.	244	29,236
Hitachi High-Technologies Corp.	400	12,426
Hitachi Ltd.	39,000	294,532
Horiba Ltd.	87,300	2,843,479
Hoya Corp.	97,200	3,766,750
Ibiden Co., Ltd.	800	12,027
Japan Aviation Electronics Industry Ltd.	214,000	4,836,607
Japan Display, Inc. *	2,000	7,009
Keyence Corp.	8,600	4,019,956
Konica Minolta, Inc.	3,800	41,817
Kyocera Corp.	2,600	114,438
Murata Manufacturing Co., Ltd.	53,124	5,734,963
NEC Corp.	21,000	59,318
Nippon Electric Glass Co., Ltd.	3,000	15,483
Omron Corp.	66,200	2,646,586
Ricoh Co., Ltd.	5,700	55,606
Seiko Epson Corp.	46,800	1,900,684
Shimadzu Corp.	2,000	20,780
TDK Corp.	1,000	62,322
Yaskawa Electric Corp.	2,221	28,393
Yokogawa Electric Corp.	2,100	21,986

		29,535,003

Telecommunication Services 0.2%
KDDI Corp.	57,500	4,058,862
Nippon Telegraph & Telephone Corp.	3,000	177,560
NTT DOCOMO, Inc.	12,400	209,328
SoftBank Corp.	7,831	460,868

		4,906,618

Transportation 0.1%
ANA Holdings, Inc.	9,409	25,985
Central Japan Railway Co.	1,200	205,780
East Japan Railway Co.	2,738	211,478
Hankyu Hanshin Holdings, Inc.	9,000	50,026
Japan Airlines Co., Ltd.	1,000	33,856
Kamigumi Co., Ltd.	2,000	19,986
Keikyu Corp.	3,000	23,398
Keio Corp.	4,000	32,572
Keisei Electric Railway Co., Ltd.	2,266	29,191
Kintetsu Corp.	15,000	52,881
Mitsubishi Logistics Corp.	1,000	14,872
Mitsui O.S.K. Lines, Ltd.	11,000	37,135
Nagoya Railroad Co., Ltd.	8,000	31,428
Nippon Express Co., Ltd.	6,000	35,003
Nippon Yusen K.K.	12,000	35,677
Odakyu Electric Railway Co., Ltd.	5,000	48,641
Tobu Railway Co., Ltd.	8,000	38,472
Tokyu Corp.	9,000	59,565
West Japan Railway Co.	1,300	66,864
Yamato Holdings Co., Ltd.	2,900	65,588

		1,118,398

Utilities 0.0%
Chubu Electric Power Co., Inc. *	5,131	67,750
Electric Power Development Co., Ltd.	900	32,786
Hokuriku Electric Power Co.	1,200	16,959
Kyushu Electric Power Co., Inc. *	3,400	32,811
Osaka Gas Co., Ltd.	15,000	59,124
Shikoku Electric Power Co., Inc. *	1,200	15,090

 11

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Chugoku Electric Power Co., Inc.	2,200	30,416
The Kansai Electric Power Co., Inc. *	5,600	54,146
Toho Gas Co., Ltd.	4,330	23,528
Tohoku Electric Power Co., Inc.	3,600	45,348
Tokyo Electric Power Co., Inc. *	11,400	48,377
Tokyo Gas Co., Ltd.	19,000	113,337

		539,672

		281,853,173

Luxembourg 0.4%

Energy 0.0%
Subsea 7 S.A.	2,037	17,328

Materials 0.3%
APERAM S.A. *	219,770	5,705,132
ArcelorMittal	8,127	77,643

		5,782,775

Media 0.0%
RTL Group S.A. *	308	29,154
SES S.A. FDR	2,471	90,014

		119,168

Real Estate 0.1%
Grand City Properties S.A. *	170,600	2,795,280

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	528	33,671

		8,748,222

Malaysia 0.2%

Food & Staples Retailing 0.1%
7-Eleven Malaysia Holdings Berhad, Class B *	3,457,800	1,286,948

Software & Services 0.1%
My EG Services Berhad	4,411,400	3,101,635

		4,388,583

Mexico 0.1%

Food, Beverage & Tobacco 0.0%
Arca Continental S.A.B. de C.V. *	118,839	702,434

Materials 0.0%
Cemex S.A.B. de C.V., Series CPO *	78,800	69,971

Real Estate 0.1%
Fibra Uno Administracion S.A. de C.V.	326,500	984,542

		1,756,947

Netherlands 2.2%

Automobiles & Components 0.0%
Fiat Chrysler Automobiles N.V. *	7,121	93,917

Banks 0.0%
ING Groep N.V. CVA *	31,358	389,855

Capital Goods 1.7%
Aalberts Industries N.V.	193,630	5,576,674
Airbus Group N.V.	4,780	254,679
CNH Industrial N.V.	1,608,080	12,241,943
Koninklijke Boskalis Westminster N.V.	157,305	6,954,221
Koninklijke Philips N.V.	363,891	10,034,244
OCI N.V. *	694	24,435

		35,086,196

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	1,007	52,932

Energy 0.0%
Koninklijke Vopak N.V.	550	30,672

Food & Staples Retailing 0.0%
Koninklijke Ahold N.V.	7,567	136,573

Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	39,206	2,565,734
Heineken N.V.	1,874	139,853
Unilever N.V. CVA	13,249	574,538

		3,280,125

Insurance 0.0%
Aegon N.V.	14,735	105,014
Delta Lloyd N.V.	1,520	28,718
NN Group N.V. *	864	23,451

		157,183

Materials 0.1%
Akzo Nobel N.V.	33,683	2,426,564
James Hardie Industries plc CDI	3,336	33,450
Koninklijke DSM N.V.	1,402	74,363

		2,534,377

Media 0.0%
Altice S.A. *	693	58,027
Reed Elsevier N.V.	5,681	138,892
Wolters Kluwer N.V.	2,416	72,173

		269,092

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	2,907	303,224
NXP Semiconductors N.V. *	35,539	2,819,664

		3,122,888

Software & Services 0.0%
Gemalto N.V.	644	46,630

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	26,048	80,394

Transportation 0.0%
TNT Express N.V.	4,402	28,791

		45,309,625

New Zealand 0.6%

Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	1,214,874	3,465,908

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	2,586	15,480

Materials 0.0%
Fletcher Building Ltd.	5,143	31,243

12

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Spark New Zealand Ltd.	13,651	32,711

Transportation 0.4%
Auckland International Airport Ltd.	2,585,225	8,361,303

Utilities 0.0%
Contact Energy Ltd.	2,424	12,440
Meridian Energy Ltd.	10,167	14,165
Mighty River Power Ltd.	5,669	13,840

		40,445

		11,947,090

Norway 0.7%

Banks 0.0%
DNB A.S.A.	7,948	115,156

Energy 0.1%
Hoegh LNG Holdings Ltd. *	95,680	941,068
Seadrill Ltd.	3,053	32,627
Statoil A.S.A.	9,077	152,006

		1,125,701

Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	6,519	48,044

Insurance 0.0%
Gjensidige Forsikring A.S.A.	40,337	680,019

Materials 0.0%
Norsk Hydro A.S.A.	10,761	63,240
Yara International A.S.A.	1,449	75,438

		138,678

Media 0.1%
Schibsted A.S.A.	39,540	2,547,077

Telecommunication Services 0.3%
Telenor A.S.A.	249,867	5,367,835

Transportation 0.2%
Norwegian Air Shuttle A.S.A. *	121,780	4,783,841

		14,806,351

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	11,584	1,669,486

Philippines 0.2%

Materials 0.1%
D&L Industries, Inc.	8,102,300	3,113,863

Retailing 0.1%
SSI Group, Inc. *	5,732,700	1,391,148

		4,505,011

Portugal 0.0%

Banks 0.0%
Banco Comercial Portugues S.A., Class R *	391,289	27,557
Banco Espirito Santo S.A. - Reg’d *(a)(f)	42,176	—

		27,557

Energy 0.0%
Galp Energia, SGPS, S.A.	3,081	32,549

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	2,077	22,341

Utilities 0.0%
EDP - Energias de Portugal S.A.	18,835	71,647

		154,094

Republic of Korea 1.6%

Consumer Durables & Apparel 0.3%
Coway Co., Ltd.	9,732	779,932
Hanssem Co., Ltd. *	44,100	6,189,078

		6,969,010

Household & Personal Products 0.2%
Cosmax, Inc. *	40,720	4,029,556

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Naturalendo Tech Co., Ltd. *	84,140	3,984,506

Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	44,720	1,931,704

Technology Hardware & Equipment 0.8%
Samsung Electronics Co., Ltd.	13,242	16,438,600

		33,353,376

Singapore 2.8%

Banks 0.0%
DBS Group Holdings Ltd.	14,316	208,722
Oversea-Chinese Banking Corp., Ltd.	23,888	183,225
United Overseas Bank Ltd.	10,000	171,007

		562,954

Capital Goods 0.2%
Keppel Corp., Ltd.	12,000	77,071
Sarine Technologies Ltd. (f)	1,533,800	2,951,835
Sembcorp Industries Ltd.	8,000	25,439
Sembcorp Marine Ltd.	7,000	15,490
Singapore Technologies Engineering Ltd.	13,000	32,247
Yangzijiang Shipbuilding Holdings Ltd.	12,000	10,970

		3,113,052

Consumer Services 0.0%
Genting Singapore plc	49,000	39,068

Diversified Financials 0.0%
Singapore Exchange Ltd.	7,000	40,159

Energy 0.1%
Ezra Holdings Ltd.	3,559,120	1,391,777

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	70,000	21,714
Wilmar International Ltd.	16,000	37,971

		59,685

Media 0.0%
Singapore Press Holdings Ltd.	13,000	39,645

Real Estate 1.2%
Ascendas Real Estate Investment Trust	5,653,000	10,279,701

 13

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CapitaCommercial Trust	15,000	19,626
CapitaLand Ltd.	21,000	53,898
CapitaMall Trust	9,017,200	13,931,067
City Developments Ltd.	3,427	25,401
Global Logistic Properties Ltd.	25,000	46,645
Keppel Land Ltd.	5,000	16,767
Suntec Real Estate Investment Trust	19,224	26,670
UOL Group Ltd.	3,000	15,966

		24,415,741

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	1,000	31,212

Telecommunication Services 0.3%
Singapore Telecommunications Ltd.	65,000	195,522
StarHub Ltd.	2,250,000	6,944,515

		7,140,037

Transportation 0.9%
ComfortDelGro Corp., Ltd.	15,000	31,807
Hutchison Port Holdings Trust, Class U	46,000	32,801
SATS Ltd.	3,546,000	7,758,841
SIA Engineering Co., Ltd. (f)	3,210,800	10,338,565
Singapore Airlines Ltd.	4,331	40,454

		18,202,468

Utilities 0.1%
Hyflux Ltd.	4,406,000	3,100,055

		58,135,853

South Africa 0.3%

Capital Goods 0.1%
The Bidvest Group Ltd.	42,938	1,185,028

Diversified Financials 0.0%
FirstRand Ltd.	20,957	93,267

Food, Beverage & Tobacco 0.0%
Tiger Brands Ltd.	29,862	1,007,061

Insurance 0.0%
Sanlam Ltd.	104,804	628,168

Media 0.1%
Naspers Ltd., N Shares	10,701	1,543,746

Telecommunication Services 0.1%
MTN Group Ltd.	100,120	1,728,942

		6,186,212

Spain 1.8%

Banks 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	254,737	2,176,053
Banco de Sabadell S.A.	27,735	70,089
Banco Popular Espa (a)	61	261
Banco Popular Espanol S.A.	14,509	61,329
Banco Santander S.A.	111,688	751,221
Bankia S.A. *	36,876	48,229
Bankinter S.A.	273,181	1,897,945
CaixaBank S.A.	18,033	78,547

		5,083,674

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	1,413	49,144
Ferrovial S.A.	3,369	66,837
Zardoya Otis S.A.	1,334	15,192

		131,173

Commercial & Professional Supplies 0.2%
Prosegur Cia de Seguridad S.A. - Reg’d	679,458	3,779,036

Consumer Services 0.3%
Melia Hotels International S.A.	588,230	6,756,846

Energy 0.2%
Repsol S.A.	197,364	3,496,256

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	4,564	29,548

Insurance 0.0%
Mapfre S.A.	263,651	887,543

Media 0.2%
Mediaset Espana Comunicacion S.A. *	371,090	4,517,703

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Almirall S.A. *	312,410	5,449,855
Grifols S.A.	1,192	50,003

		5,499,858

Retailing 0.0%
Inditex S.A.	8,872	261,489

Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	91,759	3,679,925

Telecommunication Services 0.0%
Telefonica S.A.	34,264	513,803

Transportation 0.1%
Abertis Infraestructuras S.A.	81,322	1,592,488
International Consolidated Airlines Group S.A. *	8,154	66,530

		1,659,018

Utilities 0.0%
Enagas S.A.	1,623	51,397
Gas Natural SDG S.A.	2,849	66,877
Iberdrola S.A.	42,367	292,435
Red Electrica Corp. S.A.	880	74,974

		485,683

		36,781,555

Sweden 3.2%

Banks 0.2%
Nordea Bank AB	24,704	313,636
Skandinaviska Enskilda Banken AB, A Shares	12,354	148,762
Svenska Handelsbanken AB, A Shares	4,060	192,257
Swedbank AB, A Shares	176,004	4,257,685

		4,912,340

Capital Goods 1.5%
Alfa Laval AB	2,516	46,735

14

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Assa Abloy AB, B Shares	37,037	2,022,736
Atlas Copco AB, A Shares	130,041	3,850,336
Atlas Copco AB, B Shares	196,474	5,373,791
Haldex AB	448,470	6,055,823
Indutrade AB	65,120	2,650,501
Sandvik AB	8,672	91,026
Skanska AB, B Shares	3,040	67,379
SKF AB, B Shares	477,670	11,259,579
Volvo AB, B Shares	12,473	146,024

		31,563,930

Commercial & Professional Supplies 0.4%
AF AB, B Shares (f)	425,392	6,516,737
Intrum Justitia AB	22,370	595,302
Securitas AB, B Shares	2,569	31,313

		7,143,352

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	1,924	59,218
Husqvarna AB, B Shares	4,048	28,114
Nobia AB	294,390	2,556,370

		2,643,702

Diversified Financials 0.1%
Avanza Bank Holding AB	62,410	2,058,550
Industrivarden AB, C Shares	1,032	18,380
Investment AB Kinnevik, B Shares	1,883	56,271
Investor AB, B Shares	3,704	134,784

		2,267,985

Energy 0.0%
Lundin Petroleum AB *	1,568	20,342

Food & Staples Retailing 0.0%
ICA Gruppen AB	627	24,090

Food, Beverage & Tobacco 0.2%
Cloetta AB, B Shares *	900,440	2,727,080
Swedish Match AB	52,643	1,713,894

		4,440,974

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	2,715	29,138
Getinge AB, B Shares	1,628	40,126

		69,264

Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	4,775	115,097

Materials 0.3%
Boliden AB	2,042	31,899
Hexpol AB	62,074	6,227,629

		6,259,528

Retailing 0.3%
Hennes & Mauritz AB, B Shares	127,322	5,237,612

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	36,032	1,140,881
Telefonaktiebolaget LM Ericsson, B Shares	24,752	300,100

		1,440,981

Telecommunication Services 0.0%
Tele2 AB, B Shares	2,620	29,640
TeliaSonera AB	19,369	119,347

		148,987

		66,288,184

Switzerland 7.2%

Capital Goods 0.8%
ABB Ltd. - Reg’d *	17,885	343,861
Belimo Holding AG - Reg’d	901	2,085,194
Burckhardt Compression Holding AG	21,268	6,578,792
Geberit AG - Reg’d	6,016	2,055,332
Schindler Holding AG	40,876	6,054,004
Schindler Holding AG - Reg’d	169	24,609
Sulzer AG - Reg’d	240	25,411

		17,167,203

Commercial & Professional Supplies 0.6%
Adecco S.A. - Reg’d *	159,716	11,931,348
SGS S.A. - Reg’d	45	85,360

		12,016,708

Consumer Durables & Apparel 0.8%
Cie Financiere Richemont S.A. - Reg’d	201,145	16,710,743
The Swatch Group AG - Bearer Shares	251	99,826
The Swatch Group AG - Reg’d	396	29,111

		16,839,680

Diversified Financials 1.7%
Credit Suisse Group AG - Reg’d *	1,120,968	23,602,926
Julius Baer Group Ltd. *	1,820	74,045
Leonteq AG *	36,190	7,981,648
Pargesa Holding S.A.	238	17,196
Partners Group Holding AG	10,499	2,809,743
UBS Group AG *	29,325	491,518

		34,977,076

Energy 0.0%
Transocean Ltd.	2,944	46,992

Food, Beverage & Tobacco 0.6%
Aryzta AG *	698	52,329
Barry Callebaut AG - Reg’d *	18	17,948
Chocoladefabriken Lindt & Sprungli AG	8	41,640
Chocoladefabriken Lindt & Sprungli AG - Reg’d	1	62,995
Coca-Cola HBC AG CDI *	1,598	25,684
Nestle S.A. - Reg’d	179,603	13,716,453

		13,917,049

Health Care Equipment & Services 0.3%
Sonova Holding AG - Reg’d	11,504	1,511,357
Straumann Holding AG - Reg’d	21,167	4,781,208

		6,292,565

Insurance 0.0%
Baloise Holding AG - Reg’d	386	50,245
Swiss Life Holding AG - Reg’d *	257	57,350
Swiss Re AG *	2,864	258,354
Zurich Insurance Group AG *	1,214	402,536

		768,485

 15

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 1.0%
Clariant AG - Reg’d *	110,669	1,778,038
EMS-Chemie Holding AG - Reg’d	67	25,882
Givaudan S.A. - Reg’d *	75	136,712
Glencore plc *	1,265,467	4,718,396
Holcim Ltd. - Reg’d *	198,062	13,847,084
Sika AG	17	58,387
Syngenta AG - Reg’d	757	246,581

		20,811,080

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Actelion Ltd. - Reg’d *	24,659	2,723,845
Lonza Group AG - Reg’d *	7,041	833,910
Novartis AG - Reg’d	77,560	7,558,433
Roche Holding AG	18,248	4,918,153

		16,034,341

Real Estate 0.1%
PSP Swiss Property AG - Reg’d *	25,290	2,610,492
Swiss Prime Site AG - Reg’d *	428	37,126

		2,647,618

Telecommunication Services 0.0%
Swisscom AG - Reg’d	190	111,400

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	73,332	10,094,463

		151,724,660

Taiwan 1.2%

Capital Goods 0.1%
Airtac International Group	304,000	2,639,450

Consumer Durables & Apparel 0.3%
Eclat Textile Co., Ltd.	526,000	5,445,325

Diversified Financials 0.3%
Chailease Holding Co., Ltd.	1,633,500	3,855,582
Fubon Financial Holding Co., Ltd.	1,199,000	1,899,921

		5,755,503

Retailing 0.1%
Poya International Co., Ltd.	359,000	3,001,054

Semiconductors & Semiconductor Equipment 0.2%
MediaTek, Inc.	101,000	1,535,729
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	94,956	2,156,451

		3,692,180

Technology Hardware & Equipment 0.2%
Largan Precision Co., Ltd.	11,000	914,733
TPK Holding Co., Ltd.	645,000	4,178,661

		5,093,394

		25,626,906

Thailand 0.2%

Banks 0.0%
Kasikornbank PCL	163,500	1,117,174

Real Estate 0.1%
Supalai PCL	3,403,400	2,537,212

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	153,800	1,151,268

		4,805,654

Turkey 0.1%

Transportation 0.1%
Pegasus Hava Tasimaciligi A/S *	203,710	2,523,612

United Arab Emirates 0.0%

Real Estate 0.0%
Emaar Properties PJSC	399,537	728,232

United Kingdom 17.2%

Automobiles & Components 0.0%
GKN plc	13,131	72,520

Banks 0.7%
Barclays plc	133,372	468,406
HSBC Holdings plc	219,237	2,010,761
Lloyds Banking Group plc *	10,384,194	11,503,754
Royal Bank of Scotland Group plc *	20,417	110,859
Standard Chartered plc	20,071	267,645

		14,361,425

Capital Goods 4.4%
Wolseley plc	53,307	3,089,944
Ashtead Group plc	132,543	2,156,807
BAE Systems plc	25,717	195,774
Bodycote plc (f)	1,016,560	10,394,867
Brammer plc	851,540	4,424,937
Bunzl plc	78,591	2,238,815
Cobham plc	9,260	45,392
Diploma plc (f)	657,066	7,486,880
Fenner plc	715,334	1,986,409
Grafton Group plc	270,010	2,717,410
HellermannTyton Group plc	1,380,873	6,571,128
IMI plc	2,207	42,262
Interserve plc	830,605	6,671,566
Meggitt plc	782,487	6,325,536
Melrose Industries plc	7,985	31,786
Rolls-Royce Holdings plc *	15,293	204,315
Rotork plc	423,496	14,639,624
Smiths Group plc	391,555	6,626,688
Spirax-Sarco Engineering plc	264,921	12,159,421
The Weir Group plc	1,707	43,037
Travis Perkins plc	2,008	57,943
Ultra Electronics Holdings plc	196,828	5,170,596

		93,281,137

Commercial & Professional Supplies 0.4%
Aggreko plc	2,083	48,580
Babcock International Group plc	134,799	2,038,357
Capita plc	96,329	1,617,705
G4S plc	283,619	1,215,340
Hays plc	1,152,450	2,685,430
Intertek Group plc	1,291	44,463

		7,649,875

16

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.3%
Bellway plc	250,510	6,857,842
Burberry Group plc	3,608	93,734
Persimmon plc *	2,482	59,416

		7,010,992

Consumer Services 1.1%
Carnival plc	1,471	65,858
Compass Group plc	172,184	2,968,649
Domino’s Pizza Group plc	362,540	3,670,138
Greene King plc	685,693	8,663,520
InterContinental Hotels Group plc	52,373	2,088,516
Merlin Entertainments plc	3,574	21,703
The Restaurant Group plc	262,200	2,829,137
TUI AG (New) *	1,597	27,614
Whitbread plc	46,493	3,489,803
William Hill plc	6,557	37,149

		23,862,087

Diversified Financials 0.6%
3i Group plc	7,905	54,515
Aberdeen Asset Management plc	7,356	48,287
Hargreaves Lansdown plc	1,890	28,650
ICAP plc	4,520	31,740
IG Group Holdings plc	340,800	3,697,868
Investec plc	4,456	37,440
London Stock Exchange Group plc	1,803	64,019
Provident Financial plc	19,689	780,071
Schroders plc	206,192	8,960,196
Schroders plc, Non Voting Shares	1,100	37,003

		13,739,789

Energy 0.3%
Amec Foster Wheeler plc	3,151	37,674
BG Group plc	112,769	1,504,098
BP plc	149,950	963,284
Genel Energy plc *	67,854	634,140
Hunting plc	371,587	2,212,148
Petrofac Ltd.	2,110	22,355
Royal Dutch Shell plc, A Shares	31,980	974,608
Royal Dutch Shell plc, B Shares	19,848	628,387
Tullow Oil plc	7,283	40,066

		7,016,760

Food & Staples Retailing 0.0%
J. Sainsbury plc	9,905	37,956
Tesco plc	66,021	223,261
WM Morrison Supermarkets plc	17,092	46,116

		307,333

Food, Beverage & Tobacco 1.1%
Associated British Foods plc	2,897	135,108
British American Tobacco plc	15,113	852,615
Diageo plc	482,329	14,277,238
Imperial Tobacco Group plc	7,784	365,606
SABMiller plc	7,843	427,179
Stock Spirits Group plc	422,560	1,258,600
Tate & Lyle plc	3,477	35,462
Unilever plc	122,595	5,398,351

		22,750,159

Health Care Equipment & Services 0.0%
Smith & Nephew plc	7,261	129,485

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	70,235	5,944,329

Insurance 1.0%
Admiral Group plc	1,574	34,242
Aviva plc	23,973	190,199
Direct Line Insurance Group plc	12,200	57,214
Friends Life Group Ltd.	11,534	68,972
Hiscox Ltd.	65,647	725,108
Legal & General Group plc	48,131	193,300
Old Mutual plc	39,839	124,292
Prudential plc	361,313	8,783,661
RSA Insurance Group plc *	8,104	55,300
Standard Life plc	19,443	117,472
Willis Group Holdings plc	255,000	11,041,500

		21,391,260

Materials 1.5%
Anglo American plc	11,359	189,736
Antofagasta plc	3,147	30,684
BHP Billiton plc	17,178	373,115
Croda International plc	422,423	16,870,037
Fresnillo plc	1,755	23,706
Johnson Matthey plc	1,667	81,551
Randgold Resources Ltd.	716	61,454
Rexam plc	5,726	36,591
Rio Tinto plc	33,871	1,488,392
Victrex plc	371,275	11,477,352

		30,632,618

Media 0.9%
ITV plc	1,382,664	4,575,954
Pearson plc	6,661	135,150
Reed Elsevier plc	149,304	2,592,069
Rightmove plc	40,340	1,409,259
Sky plc	8,397	117,097
WPP plc	463,783	10,198,854

		19,028,383

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	48,319	3,439,606
BTG plc *	516,980	6,142,332
GlaxoSmithKline plc	372,699	8,206,355
Hikma Pharmaceuticals plc	241,977	8,574,260
Shire plc	73,379	5,355,777

		31,718,330

Real Estate 0.1%
Derwent London plc	14,557	711,347
Hammerson plc	6,276	64,943
Intu Properties plc	7,222	39,635
Land Securities Group plc	6,428	123,199
Segro plc	5,536	34,282
The British Land Co., plc	7,819	97,440

		1,070,846

Retailing 0.5%
ASOS plc *	56,312	2,322,708
Dixons Carphone plc	7,829	51,163
Kingfisher plc	19,274	99,149
Marks & Spencer Group plc	13,277	96,512
Next plc	33,493	3,639,620
Poundland Group plc	671,910	3,574,495
Sports Direct International plc *	2,219	23,666

		9,807,313

 17

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings plc	11,453	178,500

Software & Services 0.3%
Just Eat plc *	537,310	2,885,143
Telecity Group plc	209,080	2,708,689
The Sage Group plc	8,918	64,289

		5,658,121

Technology Hardware & Equipment 1.5%
Domino Printing Sciences plc (f)	713,610	7,335,784
Halma plc	741,957	7,763,559
Laird plc	1,083,597	5,194,757
Oxford Instruments plc	305,588	3,416,561
Spectris plc	229,835	7,222,373

		30,933,034

Telecommunication Services 0.3%
BT Group plc	782,902	4,911,652
Inmarsat plc	3,182	39,871
Vodafone Group plc	215,054	756,233

		5,707,756

Transportation 0.2%
easyJet plc	138,861	3,871,845
Royal Mail plc	5,187	33,903

		3,905,748

Utilities 0.2%
Centrica plc	40,996	180,917
National Grid plc	30,375	427,042
Severn Trent plc	1,915	61,998
SSE plc	141,417	3,422,099
United Utilities Group plc	5,546	85,596

		4,177,652

		360,335,452

United States 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ICON plc *	12,237	690,167

Total Common Stock
(Cost $1,781,488,998)		1,997,266,755

Preferred Stock 0.2% of net assets

Brazil 0.1%

Banks 0.1%
Itau Unibanco Holding S.A.	114,750	1,406,979

Germany 0.1%

Automobiles & Components 0.0%
Bayerische Motoren Werke AG	404	34,202
Porsche Automobil Holding SE	1,245	104,335
Volkswagen AG	1,322	294,922

		433,459

Capital Goods 0.1%
Jungheinrich AG	42,840	2,596,138

Household & Personal Products 0.0%
Henkel AG & Co. KGaA	1,449	165,899

Materials 0.0%
Fuchs Petrolub SE	700	28,787

		3,224,283

Italy 0.0%

Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	6,481	16,532

Total Preferred Stock
(Cost $4,790,080)		4,647,794

Other Investment Companies 4.0% of net assets

Equity Funds 2.3%
Market Vectors Junior Gold Miners ETF	109,630	3,041,136
Vanguard FTSE Emerging Markets ETF	1,149,000	45,891,060

		48,932,196

Money Market Fund 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	35,481,477	35,481,477

Total Other Investment Companies
(Cost $91,894,700)		84,413,673

Rights 0.0% of net assets

Australia 0.0%

Utilities 0.0%
APA Group *(a)	2,265	2,680

Spain 0.0%

Banks 0.0%
Banco Santander S.A. *(a)	100,517	15,386

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A. *	1,413	718

		16,104

Total Rights
(Cost $17,991)		18,784

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.03%, 03/12/15 (c)(d)	45,000	45,000
0.00%, 03/19/15 (c)(d)	30,000	30,000
0.02%, 03/19/15 (c)(d)	1,939,000	1,938,994

18

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.03%, 03/19/15 (c)(d)	300,000	299,999
0.09%, 06/04/15 (c)(d)	40,000	39,998

Total Short-Term Investments
(Cost $2,353,921)		2,353,991

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $1,897,988,462 and the unrealized appreciation and depreciation were $290,957,382 and ($100,244,847), respectively, with a net unrealized appreciation of $190,712,535.

At 01/31/15, the values of certain foreign securities held by the fund aggregating $1,734,817,652 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	Securities are traded on separate exchanges for the same entity.
(f)	Illiquid security. At the period end, the value of these amounted to $61,838,642 or 2.9% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
FDR —	Fiduciary Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
NZD —	New Zealand dollar
SEK —	Swedish krona
SGD —	Singapore dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 03/20/15	123	10,864,590	18,407

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
Expiration		to be	to be	to be	to be	(Depreciation)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

06/17/2015	State Street Bank & Trust Co.	AUD	2,096,000	USD	1,618,135	(91,782)
06/17/2015	State Street Bank & Trust Co.	AUD	1,258,000	USD	971,190	(86,574)
03/18/2015	State Street Bank & Trust Co.	SEK	15,438,000	USD	1,866,520	(162,767)
03/18/2015	State Street Bank & Trust Co.	SEK	6,009,000	USD	726,514	(144,634)
03/18/2015	State Street Bank & Trust Co.	SEK	1,212,000	USD	146,536	(18,626)
02/04/2015	State Street Bank & Trust Co.	SGD	295,700	USD	218,578	(47)
06/17/2015	State Street Bank & Trust Co.	USD	6,226,268	AUD	8,065,000	982,713
09/16/2015	State Street Bank & Trust Co.	USD	6,670,067	CHF	6,061,000	265,192
09/16/2015	State Street Bank & Trust Co.	USD	23,138,893	CHF	21,026,000	(1,341,256)
04/30/2015	State Street Bank & Trust Co.	USD	6,914,182	NZD	9,583,000	175,992
03/18/2015	State Street Bank & Trust Co.	USD	5,552,528	SEK	45,925,000	1,287,820

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						866,031

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are

 19

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

20

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$642,360,601	$—	$642,360,601
Australia[1]	—	74,316,799	—	74,316,799
Insurance	41,327	7,894,134	—	7,935,461
Utilities	59,430	69,320	—	128,750
Brazil
Consumer Services	556,955	2,259,287	—	2,816,242
Diversified Financials	635,526	—	—	635,526
Food, Beverage & Tobacco	3,546,396	—	—	3,546,396
Insurance	2,571,576	—	—	2,571,576
Canada[1]	87,825,954	—	—	87,825,954
China[1]	—	31,162,692	—	31,162,692
Automobiles & Components	689,694	9,861,754	—	10,551,448
Pharmaceuticals, Biotechnology & Life Sciences	796,707	6,114,295	—	6,911,002
Real Estate	—	1,585,919	2,538,839	4,124,758
Retailing	1,501,227	—	—	1,501,227
Software & Services	8,755,658	3,493,063	—	12,248,721
Denmark[1]	—	34,408,901	—	34,408,901
Health Care Equipment & Services	15,411	4,279,709	—	4,295,120

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Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

France[1]	$—	$119,778,737	$—	$119,778,737
Capital Goods	5,064,378	8,515,773	—	13,580,151
Energy	12,068,182	3,787,765	—	15,855,947
Health Care Equipment & Services	11,799,132	2,976,290	—	14,775,422
Media	41,974	1,380,063	—	1,422,037
Software & Services	3,882,146	1,684,961	—	5,567,107
Telecommunication Services	48,616	498,082	—	546,698
Hong Kong[1]	—	25,532,567	—	25,532,567
Capital Goods	225,649	3,914,806	—	4,140,455
Consumer Durables & Apparel	69,943	894,820	—	964,763
Consumer Services	7,324,800	1,788,356	—	9,113,156
Diversified Financials	24,457	1,327,974	—	1,352,431
Food, Beverage & Tobacco	14,690	—	—	14,690
Telecommunication Services	27,680	18,574	—	46,254
India[1]	—	45,912,811	—	45,912,811
Software & Services	1,026,363	3,954,170	—	4,980,533
Israel[1]	—	113,491	—	113,491
Materials	9,941,589	5,171,620	—	15,113,209
Pharmaceuticals, Biotechnology & Life Sciences	4,525,430	394,942	—	4,920,372
Semiconductors & Semiconductor Equipment	2,678,177	—	—	2,678,177
Software & Services	5,165,528	26,233	—	5,191,761
Luxembourg[1]	—	5,952,942	—	5,952,942
Real Estate	2,795,280	—	—	2,795,280
Mexico[1]	1,756,947	—	—	1,756,947
Netherlands[1]	—	41,917,645	—	41,917,645
Media	58,027	211,065	—	269,092
Semiconductors & Semiconductor Equipment	2,819,664	303,224	—	3,122,888
New Zealand[1]	—	11,906,645	—	11,906,645
Utilities	14,165	26,280	—	40,445
Peru[1]	1,669,486	—	—	1,669,486
Philippines[1]	—	3,113,863	—	3,113,863
Retailing	1,391,148	—	—	1,391,148
Singapore[1]	—	15,517,644	—	15,517,644
Real Estate	24,230,394	185,347	—	24,415,741
Transportation	7,758,841	10,443,627	—	18,202,468
Spain[1]	—	31,697,881	—	31,697,881
Banks	—	5,083,413	261	5,083,674
Sweden[1]	—	63,575,218	—	63,575,218
Consumer Durables & Apparel	2,556,370	87,332	—	2,643,702
Health Care Equipment & Services	29,138	40,126	—	69,264
Switzerland[1]	—	99,580,381	—	99,580,381
Capital Goods	2,085,194	15,082,009	—	17,167,203
Diversified Financials	491,518	34,485,558	—	34,977,076

22

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Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Taiwan[1]	$—	$21,934,726	$—	$21,934,726
Semiconductors & Semiconductor Equipment	2,156,451	1,535,729	—	3,692,180
Thailand[1]	—	1,117,174	—	1,117,174
Real Estate	2,537,212	—	—	2,537,212
Telecommunication Services	1,151,268	—	—	1,151,268
United Kingdom[1]	—	152,652,341	—	152,652,341
Capital Goods	11,911,817	81,369,320	—	93,281,137
Consumer Services	27,614	23,834,473	—	23,862,087
Food, Beverage & Tobacco	1,258,600	21,491,559	—	22,750,159
Insurance	11,041,500	10,349,760	—	21,391,260
Retailing	3,574,495	6,232,818	—	9,807,313
Software & Services	2,885,143	2,772,978	—	5,658,121
Technology Hardware & Equipment	7,335,784	23,597,250	—	30,933,034
United States[1]	690,167	—	—	690,167
Preferred Stock[1]	—	3,240,815	—	3,240,815
Brazil	1,406,979	—	—	1,406,979
Other Investment Companies[1]	84,413,673	—	—	84,413,673
Rights
Australia	—	—	2,680	2,680
Spain	718	—	15,386	16,104
Short-Term Investments[1]	—	2,353,991	—	2,353,991

Total	$348,972,188	$1,737,171,643	$2,557,166	$2,088,700,997

Other Financial Instruments
Futures Contracts[2]	$18,407	$—	$—	$18,407
Forward Foreign Currency Exchange Contracts[2]	—	2,711,717	—	2,711,717

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($1,845,686)	$—	($1,845,686)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

 23

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Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
China	$—	$48,959	($46,951)	$4,133,910	($1,597,079)	$—	$—	$2,538,839
Spain	—	—	(48)	309	—	—	—	261
Preferred Stock
United Kingdom	3,056	—	10	—	(3,066)	—	—	—
Rights
Australia	—	—	2,680	—	—	—	—	2,680
Spain	—	—	(1,889)	17,275	—	—	—	15,386

Total	$3,056	$48,959	($46,198)	$4,151,494	($1,600,145)	$—	$—	$2,557,166

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $34,537,160 and $37,080,953 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

On January 31, 2015, the fund had open forward foreign currency exchange contracts and equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk. The fund also invests in forwards to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The primary risk associated with investing in forwards is currency risk.

REG46830JAN15

24

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Capital Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: March 17, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: March 17, 2015

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: March 17, 2015